                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[  ] Pre-Effective Amendment No.         [  ] Post-Effective Amendment No.
                                 ------                                   ------
                        (Check appropriate box or boxes)

Exact Name of Registrant as Specified in Charter:    Area Code and
                                                     Telephone Number:

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.        (816) 531-5575
--------------------------------------------------   -------------------------

Address of Principal Executive Offices: (Number, Street, City, State, Zip Code)

                  4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
-------------------------------------------------------------------------------

Name and Address of Agent for Service: (Number, Street, City, State, Zip Code)

 DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------

Approximate Date of Proposed Public Offering:              3/31/06
                                              ---------------------------------

Title of Securities Being Registered:

      *  STRATEGIC ALLOCATION: MODERATE FUND

It is proposed that this filing will become effective on         1/21/06
pursuant to Rule 488.                                    ----------------------
                                                                 (date)

Calculation of Registration  Fee under the Securities Act of 1933: No filing fee is due because of reliance on Section 24(f).

                            MASON STREET FUNDS, INC.

                    MASON STREET SMALL CAP GROWTH STOCK FUND
                    MASON STREET AGGRESSIVE GROWTH STOCK FUND
                          MASON STREET SELECT BOND FUND
                        MASON STREET HIGH YIELD BOND FUND
                        MASON STREET INDEX 500 STOCK FUND
                     MASON STREET LARGE CAP CORE STOCK FUND
                     MASON STREET INTERNATIONAL EQUITY FUND
                       MASON STREET ASSET ALLOCATION FUND
                         MASON STREET GROWTH STOCK FUND
                        MASON STREET MUNICIPAL BOND FUND

                            720 EAST WISCONSIN AVENUE
                           MILWAUKEE, WISCONSIN 53202

Dear Shareholder:

     Each of the Mason  Street  Funds  listed  above  will hold a Joint  Special
Meeting of Shareholders  (the "Meeting") on March 15, 2006 at 10:00 a.m. Central
Time,  at  720  East  Wisconsin  Avenue,  Milwaukee,  Wisconsin.  If  you  are a
shareholder  of record as of the close of business on January 20, 2006,  you are entitled to vote at the Meeting on a proposal to approve an  Agreement  and Plan of  Reorganization  that  provides  for  the  combination  of each  such  series portfolio  of the Mason  Street  Funds with a mutual  fund  advised by  American
Century  Investments as described in the  accompanying  combined Proxy Statement
and   Prospectus   (the   "Reorganizations").   If   shareholders   approve  the
Reorganizations,  in connection with each combination you will receive shares of an American  Century fund in exchange for shares of your Mason Street Fund.  The
Reorganizations  are  contingent  on  shareholders  of each  Mason  Street  Fund approving of each of the proposed combinations.

     The  accompanying  combined  Proxy  Statement  and  Prospectus  includes  a detailed  description of the Reorganizations  and compares,  among other things, the investment  objectives and  strategies,  operating  expenses and performance history of the Mason Street Funds and the corresponding  American Century mutual funds into which the Mason Street Funds are proposed to be combined. Please read the enclosed materials carefully and cast your vote.

     THE BOARD OF DIRECTORS OF MASON STREET  FUNDS,  INC.,  INCLUDING ALL OF THE
INDEPENDENT   DIRECTORS,   UNANIMOUSLY   APPROVED   THE   AGREEMENT  &  PLAN  OF
REORGANIZATION AND RECOMMENDS THAT YOU VOTE FOR THE REORGANIZATIONS.

     YOUR  VOTE IS  EXTREMELY  IMPORTANT,  NO  MATTER  HOW  LARGE OR SMALL  YOUR
HOLDINGS.  Please take a moment after  reviewing the enclosed  materials to sign and return your proxy card in the enclosed postage paid return envelope.  If you attend the  Meeting,  you may vote in person.  You may also vote by telephone or through a website established for that purpose. If we do not hear from you after a reasonable  amount of time,  you may receive a call from our proxy  solicitor,
[_______________], reminding you to vote.

                                  Very truly yours,

                                  MARK G. DOLL
                                  PRESIDENT, MASON STREET FUNDS, INC.

JANUARY __, 2006

MILWAUKEE, WISCONSIN

                            MASON STREET FUNDS, INC.

                    MASON STREET SMALL CAP GROWTH STOCK FUND
                    MASON STREET AGGRESSIVE GROWTH STOCK FUND
                          MASON STREET SELECT BOND FUND
                        MASON STREET HIGH YIELD BOND FUND
                        MASON STREET INDEX 500 STOCK FUND
                     MASON STREET LARGE CAP CORE STOCK FUND
                     MASON STREET INTERNATIONAL EQUITY FUND
                       MASON STREET ASSET ALLOCATION FUND
                         MASON STREET GROWTH STOCK FUND
                        MASON STREET MUNICIPAL BOND FUND

                             -----------------------

                         IMPORTANT NEWS FOR SHAREHOLDERS

                            ------------------------

     While we encourage you to read the full text of the enclosed combined Proxy
Statement  and  Prospectus,  here  is a  brief  overview  of the  proposed  fund reorganizations.  This Q&A is qualified in its entirety by reference to the more complete  information  contained  elsewhere in the combined Proxy  Statement and
Prospectus.
                           Q&A: QUESTIONS AND ANSWERS

Q.   WHAT IS HAPPENING?

A.   The enclosed  combined Proxy Statement and Prospectus  describes a proposal to approve an Agreement and Plan of Reorganization that would result in the tax-free reorganization of each series portfolio of the Mason Street Funds,
     Inc. listed above with an American Century mutual fund.

Q.   WHAT ARE THE REORGANIZATIONS?

A.   Under the  Agreement  and Plan of  Reorganization,  each Mason  Street Fund would be combined with a comparable fund within the American Century Family of Funds (each a "Reorganization" and collectively the  "Reorganizations").
     As described below and in the combined Proxy Statement and Prospectus, four of the Mason Street Funds would be combined with existing  American Century
     Funds that have similar investment objectives and strategies. The remaining six Mason  Street  Funds  would be  combined  with  newly-created  American
     Century Funds with no previous  operations that have substantially the same investment objectives and strategies,  which means those Mason Street Funds will  essentially  continue their existence as American Century - sponsored funds.

Q.   WHO WILL MANAGE MY FUND AFTER THE REORGANIZATION?

A.   American  Century  Investment  Management,  Inc.  ("American  Century")  or
     American  Century  Global  Investment  Management,  Inc.  ("ACGIM")  is the
     investment  advisor to each of the  American  Century  Funds into which the
     Mason  Street  Funds are  proposed to be  combined.  However,  Mason Street
     Advisors,  LLC  ("MSA")  has  been  retained  as  sub-advisor  to  continue providing  advisory  services to four of the combined  Funds and  Templeton
     Investment  Counsel,  LLC ("Templeton") has been retained as sub-advisor to continue providing advisory services for one of the combined funds.

     The following table outlines the proposed reorganizations.

   ------------------------------------------------------------------------------------------------------------------

                                               PROPOSED REORGANIZATIONS

                                               ------------------------

   -------------------------------------- --------------------------------------- -----------------------------------
   IF YOU OWN SHARES IN THIS MASON        YOU  WILL RECEIVE SHARES IN THIS        ADVISOR AND SUB-ADVISOR OF THE
   STREET FUND                            AMERICAN CENTURY FUND                   COMBINED FUND

   -------------------------------------- --------------------------------------- -----------------------------------
   Mason Street Large Cap Core Stock      American Century Equity Growth Fund     Advisor:  American Century
   Fund                                                                           Sub-Advisor:  None
   -------------------------------------- --------------------------------------- -----------------------------------
   Mason Street Index 500 Stock Fund      American Century Equity Index Fund      Advisor:  American Century
                                                                                  Sub-Advisor:  Barclays Global Fund
                                                                                                Advisors

   -------------------------------------- --------------------------------------- -----------------------------------
   Mason Street Asset Allocation Fund     American Century Strategic              Advisor:  American Century
                                          Allocation: Moderate Fund               Sub-Advisor:  ACGIM
   -------------------------------------- --------------------------------------- -----------------------------------
   Mason Street Growth Stock Fund         American Century Select Fund            Advisor:  American Century
                                                                                  Sub-Advisor:  None
   -------------------------------------- --------------------------------------- -----------------------------------
   Mason Street Select Bond Fund          American Century - Mason Street         Advisor:  American Century
                                          Select Bond Fund                        Sub-Advisor:  MSA
   -------------------------------------- --------------------------------------- -----------------------------------
   Mason Street High Yield Bond Fund      American Century - Mason Street         Advisor:  American Century
                                          High-Yield Bond Fund                    Sub-Advisor:   MSA
   -------------------------------------- --------------------------------------- -----------------------------------
   Mason Street Small Cap Growth Stock    American Century - Mason Street Small   Advisor:  American Century
   Fund                                   Cap Growth Fund                         Sub-Advisor:   MSA
   -------------------------------------- --------------------------------------- -----------------------------------
   Mason Street Aggressive Growth Stock   American Century - Mason Street Mid     Advisor:  American Century
   Fund                                   Cap Growth Fund                         Sub-Advisor:   MSA
   -------------------------------------- --------------------------------------- -----------------------------------
   Mason Street International Equity      American Century International Value    Advisor:  ACGIM
   Fund                                   Fund                                    Sub-Advisor:  Templeton
   -------------------------------------- --------------------------------------- -----------------------------------
   Mason Street Municipal Bond Fund       American Century Long-Term Tax-Free     Advisor:  American Century
                                          Fund                                    Sub-Advisor:  None
   -------------------------------------- --------------------------------------- -----------------------------------

Q.   HOW WILL THE REORGANIZATIONS WORK?

A.   The  reorganization  of each  Mason  Street  Fund  into  the  corresponding
     American   Century  Fund,  as  described  in  the  Agreement  and  Plan  of
     Reorganization, will involve the following:

o    the  transfer  of all of the assets and  certain  liabilities  of the Mason
     Street Fund to the  corresponding  American  Century  Fund in exchange  for shares of the  corresponding  American Century Fund having equivalent value to the net assets transferred;

o    the pro rata  distribution  of shares of the same or a comparable  class of the American Century Fund to the shareholders of record of the Mason Street
     Funds; and

o    the  termination  of each Mason Street Fund as a series  portfolio of Mason
     Street Funds, Inc. following the Reorganizations.

Q. WHAT SHARE CLASS WILL I RECEIVE IN THE REORGANIZATIONS?

A.   Generally, shareholders holding Class A or Class C shares of a Mason Street
     Fund will  receive  Class A shares of the  corresponding  American  Century
     Fund, and  shareholders  holding Class B shares will receive Class B shares of the  corresponding  American  Century Fund. If you own Class A shares or
     Class C shares,  American  Century will waive all  front-end  sales charges
     (loads) in connection with the issuance of its funds' Class A shares in the transaction.  If you own Class B shares,  American  Century  will honor the holding  period for your shares for purposes of  calculating  the date they convert to Class A shares and for assessing any  contingent  deferred sales charges if you redeem before such conversion.  (For more  information,  see
     "Issuance and Distribution of Corresponding Shares" on page 58).

     The American  Century Equity Index Fund and American  Century Equity Growth
     Fund do not offer Class A or Class B shares.  Shareholders  holding Class A or Class B shares  of Mason  Street  Index  500  Stock  Fund  will  receive
     Investor Class shares of American  Century Equity Index Fund.  Shareholders holding Class A or Class B shares of Mason Street Large Cap Core Stock Fund will receive  Advisor Class shares of American  Century Equity Growth Fund.
     Neither the Investor Class nor the Advisor Class charges a front-end  sales charge (load) or contingent  deferred sales charge.  (For more  information about those classes of shares,  including fees and expenses, see "Purchase,
     Redemption and Exchange of Shares" on page 45).

Q.   WILL THE INVESTMENT OBJECTIVE OR INVESTMENT  STRATEGIES OF THE MASON STREET
     FUNDS CHANGE IN CONNECTION WITH THE REORGANIZATIONS?

A.   The investment  objectives and strategies of the American Century Funds are the  same or  substantially  the  same  as the  investment  objectives  and strategies of the corresponding  Mason Street Funds they are acquiring.  In addition,  the  investments  of five funds will be  sub-advised by the same investment advisor that managed them prior to the Reorganization.

Q.   HOW WILL THE REORGANIZATIONS AFFECT MY ACCOUNT?

A.   If Mason Street Fund shareholders  approve the  Reorganizations,  each Fund will exchange its assets for shares of the  corresponding  American Century
     Fund of equivalent  value. Each Fund's assets will be valued using the same procedures used to calculate the corresponding  American Century Fund's net asset value on the exchange date.  You will receive the same  percentage of the newly  issued  American  Century Fund shares as you owned of your Mason
     Street Fund. While American Century's  valuation  procedures are comparable in many  respects to those used by the Mason Street Funds,  differences  in those procedures may result in individual securities having higher or lower values under American Century's procedures.  To the extent such differences result, American Century and MSA believe any impact to shareholders will be minor.  The valuation  procedures to be used by American Century and MSA in connection with the Reorganizations have been approved by and are monitored by their respective Fund boards of  directors/trustees.  (For a description of the valuation procedures, see "Information About the Transaction - Terms of the  Plan -  Valuation"  on page  56.)

Q.  WILL THE REORGANIZATIONS BE TAX-FREE?

A.   Yes.  Either (1) a tax  opinion  from Ernst and Young,  LLP  ("E&Y") to the effect that the exchange of Mason  Street Fund shares for American  Century
     Fund shares qualifies as a tax-free exchange under Internal Revenue Code of
     1986, as amended  ("the Code"),  section  368(a),  or (2) a Private  Letter
     Ruling  ("PLR") from the Internal  Revenue  Service  ("IRS")  regarding the tax-free nature of the  Reorganizations  to the effect that the exchange of
     Mason  Street Fund shares for  American  Century  Fund shares  qualify as a tax-free  exchange  under  Code  section  368(a),  must  be  received  as a condition to closing of the Reorganizations. This means that you should not recognize  any capital  gains (or losses) for federal  income tax  purposes when your  Fund's  shares are  exchanged  for  shares of the  corresponding
     American  Century  Fund.  In  addition,  the holding  period of your Fund's shares  should  remain the same.  You may wish to consult with your own tax advisor.

Q.   HOW DOES THE MASON STREET BOARD RECOMMEND THAT I VOTE?

A.   The Board of Directors of Mason Street  Funds,  Inc.,  including all of the
     Independent  Directors,  unanimously  recommends  that  you  vote  FOR  the
     Reorganizations.  For a discussion  of the factors the Board  considered in approving the Agreement and Plan of Reorganization,  see "Information about the Transaction - Reasons for the Reorganizations" on page 69.

Q.   I AM A SMALL INVESTOR. WHY SHOULD I VOTE?

A.   Your vote makes a difference. If many small shareholders just like you fail to vote their proxies, your fund may not receive enough votes to go forward with the Joint Special Meeting of  Shareholders,  and additional costs will be incurred due to the need for further proxy solicitations.

Q.   WHAT   HAPPENS  IF  ANY  OF  THE   REORGANIZATIONS   ARE  NOT  APPROVED  BY
     SHAREHOLDERS?

A.   Each  Reorganization is a separate  transaction,  but is dependent on every other Reorganization being approved by shareholders.  If any Reorganization fails to receive the required  shareholder  approval,  the American Century and  Mason  Street  Funds  have the  option  not to  consummate  any of the
     Reorganizations.

Q.   WHO GETS TO VOTE?

A.   If you owned  shares of a Mason  Street  Fund at the close of  business  on
     January 20, 2006, you are entitled to vote with respect to your Fund,  even if you later sold the shares. Each share of a Mason Street Fund is entitled to one vote, with fractional shares voting proportionally.  Shareholders of
     Mason Street Small Cap Growth Stock Fund,  Mason Street  Aggressive  Growth
     Stock Fund,  Mason Street Growth Stock Fund, Mason Street Select Bond Fund,
     Mason Street  High-Yield Bond Fund, and Mason Street Asset  Allocation Fund
     holding C Class shares will vote separately as a class on their  respective
     Reorganizations.

Q.   WHY ARE MULTIPLE PROXY CARDS ENCLOSED?

A.   If you are a shareholder  of more than one of the Mason Street  Funds,  you will  receive  a proxy  card for each  Mason  Street  Fund in which you own shares.  [In  addition,  if you have  shares  of the same  Fund  registered differently, you will receive a proxy card for each registration.]

Q.   HOW DO I VOTE?

A.   You may vote by mail,  by calling  [_______________],  or by voting  online over the Internet.  If you need more  information  or have any questions on how to vote, call [___________]. If you have any questions on the proposal, please call your financial  representative or the information agent for the
     Mason Street Funds, [___________], at [ ].

YOUR VOTE IS IMPORTANT.  PLEASE VOTE PROMPTLY TO AVOID THE ADDITIONAL EXPENSE OF
ANOTHER SOLICITATION.

                            MASON STREET FUNDS, INC.

                    MASON STREET SMALL CAP GROWTH STOCK FUND
                    MASON STREET AGGRESSIVE GROWTH STOCK FUND
                          MASON STREET SELECT BOND FUND
                        MASON STREET HIGH YIELD BOND FUND
                        MASON STREET INDEX 500 STOCK FUND
                     MASON STREET LARGE CAP CORE STOCK FUND
                     MASON STREET INTERNATIONAL EQUITY FUND
                       MASON STREET ASSET ALLOCATION FUND
                         MASON STREET GROWTH STOCK FUND
                        MASON STREET MUNICIPAL BOND FUND

 (collectively referred to as the "Mason Street Funds" or the "Acquired Funds")

                            720 EAST WISCONSIN AVENUE
                         MILWAUKEE, WISCONSIN 53202-4797

                         ------------------------------

                 NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS

                         ------------------------------

                          TO BE HELD ON MARCH 15, 2006

To our Shareholders:

     NOTICE IS HEREBY GIVEN that a Joint Special  Meeting of  Shareholders  (the
"Meeting")  of the Mason Street Funds listed above,  each a series  portfolio of
Mason Street Funds, Inc., will be held at 720 East Wisconsin Avenue,  Milwaukee,
Wisconsin  on March 15,  2006 at 10:00  a.m.  Central  Time,  for the  following purposes:

          (1)(a) Mason Street Small Cap Growth Stock Fund ("MSF Small Cap Growth
     Stock Fund"): to approve an Agreement and Plan of Reorganization (the "Plan of  Reorganization")  providing  for (i) the  acquisition  of MSF Small Cap
     Growth  Stock  Fund's  assets by American  Century - Mason Street Small Cap
     Growth Fund  ("AC-MS  Small Cap Growth  Fund")  solely in  exchange  for an aggregate value of a corresponding  class of newly issued shares of capital stock of AC-MS  Small Cap Growth  Fund equal to the net asset  value of MSF
     Small Cap Growth Stock Fund's assets as calculated,  solely for purposes of the Reorganization,  using the policies and procedures used by the American
     Century  Funds  ("Reorganization   Valuation"),  and  (ii)  the  subsequent
     distribution  by MSF  Small Cap  Growth  Stock  Fund of such  shares to its shareholders  in  liquidation of MSF Small Cap Growth Stock Fund. A vote in favor of this proposal will  constitute a vote in favor of the  termination of MSF Small Cap Growth  Stock Fund as a series  portfolio  of Mason Street
     Funds, Inc.;

          (b) Mason Street  Aggressive Growth Stock Fund ("MSF Aggressive Growth
     Stock Fund"): to approve the Plan of  Reorganization  providing for (i) the acquisition  of MSF  Aggressive  Growth  Stock  Fund's  assets by  American
     Century - Mason  Street Mid Cap Growth Fund  ("AC-MS Mid Cap Growth  Fund")
     solely in exchange for an aggregate value of a corresponding class of newly issued  shares of capital  stock of AC-MS Mid Cap Growth  Fund equal to the net asset value of MSF Aggressive Growth Stock Fund's assets as calculated, solely  for  purposes  of  the  Reorganization,  using  the  Reorganization
     Valuation,  and (ii) the subsequent  distribution by MSF Aggressive  Growth
     Stock  Fund  of such  shares  to its  shareholders  in  liquidation  of MSF
     Aggressive  Growth  Stock  Fund.  A vote in  favor  of this  proposal  will constitute  a vote in favor of the  termination  of MSF  Aggressive  Growth
     Stock Fund as a series portfolio of Mason Street Funds, Inc.;

          (c) Mason Street Select Bond Fund ("MSF Select Bond Fund"): to approve the Plan of Reorganization  providing for (i) the acquisition of MSF Select
     Bond Fund's  assets by  American  Century - Mason  Street  Select Bond Fund
     ("AC-MS  Select Bond Fund") solely in exchange for an aggregate  value of a corresponding  class of newly issued shares of beneficial interest of AC-MS
     Select  Bond Fund equal to the net asset  value of MSF Select  Bond  Fund's assets as calculated, solely for purposes of the Reorganization,  using the
     Reorganization  Valuation,  and (ii)  the  subsequent  distribution  by MSF
     Select Bond Fund of such shares to its  shareholders  in liquidation of MSF
     Select Bond Fund. A vote in favor of this proposal  will  constitute a vote in favor of the  termination of MSF Select Bond Fund as a series  portfolio of Mason Street Funds, Inc.;

          (d) Mason Street High Yield Bond Fund ("MSF High Yield Bond Fund"): to
     approve the Plan of Reorganization providing for (i) the acquisition of the
     MSF High  Yield  Bond  Fund's  assets by  American  Century - Mason  Street
     High-Yield Bond Fund ("AC-MS  High-Yield Bond Fund") solely in exchange for an  aggregate  value of a  corresponding  class of newly  issued  shares of beneficial  interest of AC-MS  High-Yield  Bond Fund equal to the net asset value of MSF High  Yield  Bond  Fund's  assets as  calculated,  solely  for purposes of the  Reorganization,  using the Reorganization  Valuation,  and
     (ii) the subsequent distribution by MSF High Yield Bond Fund of such shares to its  shareholders  in liquidation of MSF High Yield Bond Fund. A vote in favor of this proposal will  constitute a vote in favor of the  termination of MSF High Yield Bond Fund as a series  portfolio of Mason  Street  Funds,
     Inc.;

          (e) Mason Street Index 500 Stock Fund ("MSF Index 500 Stock Fund"): to
     approve the Plan of Reorganization providing for (i) the acquisition of MSF
     Index 500 Stock Fund's  assets by American  Century  Equity Index Fund ("AC
     Equity  Index  Fund")  solely  in  exchange  for an  aggregate  value  of a corresponding  class of newly issued  shares of capital  stock of AC Equity
     Index  Fund  equal to the net asset  value of MSF  Index  500 Stock  Fund's assets as calculated, solely for purposes of the Reorganization,  using the
     Reorganization Valuation, and (ii) the subsequent distribution by MSF Index
     500 Stock Fund of such shares to its  shareholders  in  liquidation  of MSF
     Index 500 Stock Fund. A vote in favor of this  proposal  will  constitute a vote in favor of the  termination  of MSF Index 500 Stock  Fund as a series portfolio of Mason Street Funds, Inc.;

          (f) Mason  Street Large Cap Core Stock Fund ("MSF Large Cap Core Stock
     Fund"):  to  approve  the  Plan  of  Reorganization  providing  for (i) the acquisition  of MSF Large Cap Core Stock Fund's assets by American  Century
     Equity  Growth Fund ("AC Equity  Growth  Fund")  solely in exchange  for an aggregate value of a corresponding  class of newly issued shares of capital stock of AC Equity  Growth  Fund equal to the net asset  value of MSF Large
     Cap Core Stock  Fund's  assets as  calculated,  solely for  purposes of the
     Reorganization, using the Reorganization Valuation, and (ii) the subsequent distribution  by MSF  Large  Cap  Core  Stock  Fund of such  shares  to its shareholders  in  liquidation  of MSF Large Cap Core Stock Fund.  A vote in favor of this proposal will  constitute a vote in favor of the  termination of MSF Large Cap Core  Stock  Fund as a series  portfolio  of Mason  Street
     Funds, Inc.;

          (g) Mason Street  International Equity Fund ("MSF International Equity
     Fund"):  to  approve  the  Plan  of  Reorganization  providing  for (i) the acquisition of MSF  International  Equity Fund's assets by American Century
     International Value Fund ("AC International Value Fund") solely in exchange for an aggregate value of a  corresponding  class of newly issued shares of capital stock of AC  International  Value Fund equal to the net asset value of MSF  International  Equity  Fund's  assets  as  calculated,  solely  for purposes of the  Reorganization,  using the Reorganization  Valuation,  and
     (ii) the subsequent  distribution by MSF International  Equity Fund of such shares to its shareholders in liquidation of MSF International Equity Fund.
     A vote in favor of this  proposal  will  constitute  a vote in favor of the termination of MSF International Equity Fund as a series portfolio of Mason
     Street Funds, Inc.;

          (h) Mason Street Asset Allocation Fund ("MSF Asset Allocation  Fund"):
     to approve the Plan of Reorganization  providing for (i) the acquisition of
     MSF  Asset  Allocation   Fund's  assets  by  American   Century   Strategic
     Allocation: Moderate Fund ("AC Strategic Allocation: Moderate Fund") solely in exchange for an aggregate value of a corresponding class of newly issued shares of capital stock of AC Strategic Allocation:  Moderate Fund equal to the net asset value of MSF Asset  Allocation  Fund's assets as  calculated, solely  for  purposes  of  the  Reorganization,  using  the  Reorganization
     Valuation,  and (ii) the subsequent  distribution  by MSF Asset  Allocation
     Fund of  such  shares  to its  shareholders  in  liquidation  of MSF  Asset
     Allocation Fund. A vote in favor of this proposal will constitute a vote in favor of the termination of MSF Asset Allocation Fund as a series portfolio of Mason Street Funds, Inc.;

          (i) Mason  Street  Growth Stock Fund ("MSF  Growth  Stock  Fund"):  to
     approve the Plan of Reorganization providing for (i) the acquisition of MSF
     Growth  Stock  Fund's  assets by American  Century  Select Fund ("AC Select
     Fund") solely in exchange for an aggregate value of a  corresponding  class of newly issued  shares of capital stock of AC Select Fund equal to the net asset value of MSF Growth Stock  Fund's  assets as  calculated,  solely for purposes of the  Reorganization,  using the Reorganization  Valuation,  and
     (ii) the subsequent distribution by MSF Growth Stock Fund of such shares to its  shareholders  in liquidation of MSF Growth Stock Fund. A vote in favor of this proposal will  constitute a vote in favor of the termination of MSF
     Growth Stock Fund as a series portfolio of Mason Street Funds, Inc.; and

          (j) Mason Street  Municipal Bond Fund ("MSF Municipal Bond Fund"):  to
     approve the Plan of Reorganization providing for (i) the acquisition of MSF
     Municipal Bond Fund's assets by American  Century  Long-Term  Tax-Free Fund
     ("AC Long-Term Tax-Free Fund") solely in exchange for an aggregate value of a corresponding  class of newly issued shares of beneficial  interest of AC
     Long-Term  Tax-Free Fund equal to the net asset value of MSF Municipal Bond
     Fund's  assets as  calculated,  solely for purposes of the  Reorganization, using the Reorganization Valuation, and (ii) the subsequent distribution by
     MSF Municipal Bond Fund of such shares to its  shareholders  in liquidation of MSF  Municipal  Bond  Fund.  A vote  in  favor  of  this  proposal  will constitute a vote in favor of the termination of MSF Municipal Bond Fund as a portfolio series of Mason Street Funds, Inc.

          (2) To transact  such other  business as properly  may come before the
     Meeting or any adjournment or postponements thereof.

     The Board of Directors  of Mason  Street  Funds,  Inc.  (the "Mason  Street
Board") has fixed the close of business on January 20, 2006,  as the record date for the determination of shareholders entitled to notice of, and to vote at, the
Meeting or any adjournment thereof.

     YOU ARE CORDIALLY INVITED TO ATTEND THE MEETING. SHAREHOLDERS ARE REQUESTED
AND ENCOURAGED TO COMPLETE,  DATE AND SIGN THE ENCLOSED RESPECTIVE FORM OF PROXY
AND RETURN IT PROMPTLY IN THE POSTAGE-PAID  ENVELOPE  PROVIDED FOR THAT PURPOSE.
ALTERNATIVELY,  TO VOTE  VIA  TELEPHONE  OR THE  INTERNET,  PLEASE  REFER TO THE
ENCLOSED FORM OF PROXY.  IF YOU INTEND TO ATTEND THE MEETING IN PERSON,  YOU MAY
REGISTER YOUR PRESENCE WITH THE [REGISTRAR] AND VOTE YOUR SHARES IN PERSON, EVEN
IF YOU HAVE PREVIOUSLY VOTED YOUR SHARES BY PROXY.

     Your vote is important regardless of the size of your holdings in the Mason
Street Funds. Whether or not you expect to be present at the Meeting, we urge you to complete, sign, date and mail the enclosed proxy card in the postage-paid envelope provided so you will be represented at the meeting.

     If you vote your proxy now, you may revoke it before the Meeting  using the voting  procedures  described on your proxy card or by attending the Meeting and voting in person.  If you properly execute and return the enclosed proxy in time to be voted at the Meeting,  your shares  represented by the proxy will be voted at the Meeting in accordance with your  instructions.  Unless  revoked,  proxies that have been returned by shareholders  without  instructions  will be voted in favor of the Proposals.

     Each of the enclosed  proxies is being  solicited on behalf of the Board of
Directors of the Mason Street Funds, Inc.

     THE MASON STREET BOARD UNANIMOUSLY RECOMMENDS THAT THE SHAREHOLDERS OF EACH
ACQUIRED FUND VOTE FOR THE REORGANIZATIONS.

                 By Order of the Board of Directors of Mason Street Funds, Inc.,
                 MICHAEL W. ZIELINSKI
                 SECRETARY, MASON STREET FUNDS, INC.

                     COMBINED PROXY STATEMENT AND PROSPECTUS

                       AMERICAN CENTURY MUTUAL FUNDS, INC.
                        AMERICAN CENTURY INVESTMENT TRUST
                    AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
                AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
                    AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
               AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
                        AMERICAN CENTURY MUNICIPAL TRUST
                 (collectively, the "American Century Issuers")

                                       AND

                            MASON STREET FUNDS, INC.

                                ("Mason Street")

                           ---------------------------

                    JOINT SPECIAL MEETING OF SHAREHOLDERS OF

                    MASON STREET SMALL CAP GROWTH STOCK FUND
                    MASON STREET AGGRESSIVE GROWTH STOCK FUND
                          MASON STREET SELECT BOND FUND
                        MASON STREET HIGH YIELD BOND FUND
                        MASON STREET INDEX 500 STOCK FUND
                     MASON STREET LARGE CAP CORE STOCK FUND
                     MASON STREET INTERNATIONAL EQUITY FUND
                       MASON STREET ASSET ALLOCATION FUND
                         MASON STREET GROWTH STOCK FUND

                                       AND

                        MASON STREET MUNICIPAL BOND FUND
                        (EACH A "MASON STREET FUND" OR AN
                        "ACQUIRED FUND," AND COLLECTIVELY

                         THE "MASON STREET FUNDS" OR THE
                                "ACQUIRED FUNDS")
                                       OF

                            MASON STREET FUNDS, INC.

                           ---------------------------

                                JANUARY 21, 2006
     This document is a combined Proxy  Statement and Prospectus and we refer to
it  as  the  Proxy   Statement/Prospectus.   We  are   sending  you  this  Proxy
Statement/Prospectus   in  connection   with  the  Joint   Special   Meeting  of
Shareholders (the "Meeting") of each of the series of Mason Street listed above.
The Meeting will be held on March 15, 2006 at 10:00 a.m. Central Time. We intend to mail this Proxy  Statement/Prospectus,  the enclosed  Notice of Joint Special
Meeting of  Shareholders  and the enclosed proxy cards on or about February ___,
2006 to all shareholders entitled to vote at the Meeting.

     At the  Meeting,  we are asking  shareholders  of the Mason Street Funds to consider  and  approve an  Agreement  and Plan of  Reorganization  (the "Plan of
Reorganization")  that  provides  for the  reorganization  of each of the  Mason
Street Funds with a comparable  American  Century fund (each a  "Reorganization"
and collectively the "Reorganizations").  Under the Plan of Reorganization,  all
of the assets and certain of the  liabilities  of each of the Mason Street Funds will  be  transferred  to  the  corresponding  American  Century  Fund  and  the corresponding  American Century Fund will issue shares of such fund that will be distributed pro rata to Mason Street Fund shareholders.

     Four of the Reorganizations involve the combination of series portfolios of the Mason Street Funds with existing American Century Funds that have investment objectives and strategies  that are  substantially  the same as the Mason Street
Funds with which they are being combined. Six of the Reorganizations involve the combination  of certain of the Mason  Street Funds with  newly-created  American
Century Funds that have  investment  objectives and  strategies  that are nearly identical  to the  respective  Mason  Street  Funds  with  which  they are being combined.

     American  Century  Investment  Management,  Inc.  ("American  Century")  or
American Century Global Investment Management,  Inc. ("ACGIM") is the investment advisor to each of the Funds into which the Mason Street Funds will be combined.
Mason Street Advisors,  LLC ("MSA") has been retained as sub-advisor to continue providing  advisory  services  to four of the  Funds  and  Templeton  Investment
Counsel,  LLC  ("Templeton")  has been retained to continue  providing  advisory services for one of the Funds.

     Your Board of Directors is seeking your proxy to vote FOR this proposal.

     This Proxy  Statement/Prospectus  is a proxy  statement of the Mason Street
Funds in connection  with the  solicitation of your proxy to vote your shares at the Meeting,  and serves as a prospectus of each American  Century  Issuer under the Securities  Act of 1933, as amended (the  "Securities  Act"),  in connection with the issuance of shares to you pursuant to the terms of the Reorganizations.

     This Proxy  Statement/Prospectus sets forth concisely the information about the American  Century  Issuers and American  Century  Funds that you should know before  considering  the  Reorganizations,  and it should be retained for future reference.

     Other documents containing information about the American Century Funds and the  Mason  Street  Funds,  as  listed  on page 12,  have  been  filed  with the
Securities  and Exchange  Commission  (the  "Commission").  These  documents are available without charge by writing to the Funds' principal executive offices at the addresses, or by calling the toll free numbers, set forth below:

        If they relate to the Mason             If they relate to the
        Street Funds:                           American Century Funds:

        720 East Wisconsin Avenue               4500 Main Street
        Milwaukee, WI  53202-4797               Kansas City, MO 64111-7709
        1-888-627-6678                          1-800-378-4998
        HTTP://WWW.MASONSTREETFUNDS.COM         HTTP://WWW.AMERICANCENTURY.COM

     The Commission  maintains a web site (HTTP://WWW SEC.GOV) that contains the
Acquiring Funds Prospectuses, the Acquired Funds Prospectus, the Acquiring Funds
SAIs, the Acquired Funds SAI, other material incorporated by reference and other information regarding the Mason Street Funds and the American Century Funds.

                           ---------------------------

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
         AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE
            ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                           ---------------------------

        THE DATE OF THIS PROXY STATEMENT/PROSPECTUS IS JANUARY 21, 2006.

     Mason Street  Funds,  Inc. is a Maryland  corporation  and open-end  series management  investment  company  registered under the Investment  Company Act of
1940 (the  "Investment  Company  Act").  American  Century  Mutual Funds,  Inc.,
American Century Capital Portfolios,  Inc., American Century Quantitative Equity
Funds,  Inc.,  American  Century World Mutual Funds,  Inc. and American  Century
Strategic Asset Allocations,  Inc. are Maryland corporations and open-end series management investment companies registered under the Investment Company Act, and
American  Century  Investment  Trust and American  Century  Municipal  Trust are
organized  as  Massachusetts  business  trusts and  open-end  series  management investment companies registered under the Investment Company Act.

     The following documents,  each of which is incorporated herein by reference
(legally considered to be a part of this Proxy  Statement/Prospectus),  are also included  in the  package  of  documents  that  you  received  with  this  Proxy
Statement/Prospectus:

     o    The  prospectus   relating  to  American  Century  Equity  Index  Fund
          (Investor Class), dated July 29, 2005;

     o    The  prospectus  relating  to  American  Century  Equity  Growth  Fund
          (Advisor Class), dated July 29, 2005;

     o    The  prospectus  relating to American  Century  Strategic  Allocation:
          Moderate Fund (A and B Classes), dated March 31, 2005, as supplemented on July 29, 2005;

     o    The  prospectus  relating  to  American  Century  Select Fund (A and B
          Classes),  dated July 29, 2005; (the prospectuses  relating to each of
          American  Century  Equity Index Fund,  American  Century Equity Growth
          Fund,  American  Century  Strategic  Allocation:   Moderate  Fund  and
          American Century Select Fund are hereinafter  collectively referred to as the "Acquiring Funds Prospectuses");

     o    The Annual Report,  dated March 31, 2005, and the Semi-Annual  Report, dated September 30, 2005, to  Shareholders of American  Century Equity
          Index Fund;

     o    The Annual  Report,  dated  December  31,  2004,  and the  Semi-Annual
          Report,  dated June 30,  2005,  to  Shareholders  of American  Century
          Equity Growth Fund;

     o    The Annual  Report,  dated  November  30,  2004,  and the  Semi-Annual
          Report,  dated May 31,  2005,  to  Shareholders  of  American  Century
          Strategic Allocation: Moderate Fund;

     o    The Annual Report to  Shareholders  of American  Century  Select Fund,
          dated October 31, 2005;

     o    The  prospectus  relating to the Mason  Street  Funds,  dated July 22,
          2005,  as  supplemented  on  November  15, 2005 (the  "Acquired  Funds
          Prospectus"); and

     o    The Annual Report,  dated March 31, 2005 and the  Semi-Annual  Report, dated September 30, 2005, to Shareholders of Mason Street Funds.

     Additional  information  about the proposed  transactions is contained in a statement of additional information relating to this Proxy  Statement/Prospectus
(the  "Statement  of  Additional  Information")  and is on  file  with  the  the
Commission. The Statement of Additional Information is available without charge, upon  request,  by calling  one of the toll free  numbers  set forth below or by writing Mason Street or American  Century at the addresses set forth below.  The
Statement of Additional Information,  dated January 21, 2006, is incorporated by reference into this Proxy Statement/Prospectus. Other documents with information about the Funds that have been filed with the Commission include:

     o    The statement of additional  information  relating to American Century
          Mutual Funds, Inc., dated July 29, 2005;

     o    The statement of additional  information  relating to American Century
          Capital Portfolios, Inc., dated July 29, 2005;

     o    The statement of additional  information  relating to American Century
          Quantitative Equity Funds, Inc., dated September 30, 2005;

     o    The statement of additional  information  relating to American Century
          Strategic  Asset   Allocations,   Inc.,   dated  March  31,  2005,  as
          supplemented   on  July  29,  2005  (the   statements   of  additional
          information  relating to each of American Mutual Funds, Inc., American
          Century Capital Portfolios, Inc., American Century Quantitative Equity
          Funds, Inc. and American Century Strategic Asset Allocations, Inc. are
          hereinafter  collectively  referred to as the "Acquiring Funds SAIs");
          and

     o    The statement of additional  information  relating to the Mason Street
          Funds, dated July 22, 2005 (the "Acquired Funds SAI"), as supplemented on November 15, 2005.

     Shareholders of the funds listed in the following table are being solicited and are entitled to vote on the corresponding part of the proposal.

             PROPOSAL                                                 FUND

l.     (a)   Approval of Agreement and Plan of Reorganization         MSF Small Cap Growth Stock Fund
             relating to Mason Street Small Cap Growth Stock Fund
             ("MSF Small Cap Growth Stock Fund").

       (b)   Approval of Agreement and Plan of Reorganization         MSF Aggressive Growth Stock Fund
             relating to Mason Street Aggressive Growth Stock Fund
             ("MSF Aggressive Growth Stock Fund").

       (c)   Approval of Agreement and Plan of Reorganization         MSF Select Bond Fund
             relating to Mason Street Select Bond Fund ("MSF Select
             Bond Fund").

       (d)   Approval of Agreement and Plan of Reorganization         MSF High Yield Bond Fund
             relating to Mason Street High Yield Bond Fund ("MSF
             High Yield Bond Fund").

       (e)   Approval of Agreement and Plan of Reorganization         MSF Index 500 Stock Fund
             relating to Mason Street Index 500 Stock Fund ("MSF
             Index 500 Stock Fund")

       (f)   Approval of Agreement and Plan of Reorganization         MSF Large Cap Core Stock Fund
             relating to Mason Street Large Cap Core Stock Fund
             ("MSF Large Cap Core Stock Fund")

       (g)   Approval of Agreement and Plan of Reorganization         MSF International Equity Fund
             relating to Mason Street International Equity Fund
             ("MSF International Equity Fund")

       (h)   Approval of Agreement and Plan of Reorganization         MSF Asset Allocation Fund
             relating to Mason Street Asset Allocation Fund ("MSF
             Asset Allocation Fund").

       (i)   Approval of Agreement and Plan of Reorganization         MSF Growth Stock Fund
             relating to Mason Street Growth Stock Fund ("MSF
             Growth Stock Fund").

       (j)   Approval of Agreement and Plan of Reorganization         MSF Municipal Bond Fund
             relating to Mason Street Municipal Bond Fund ("MSF
             Municipal Bond Fund").

2.        To transact such other business as properly may come before the meeting or any adjournment or postponements thereof.

                               -------------------

     Strategic Agreement between The Northwestern Mutual Life

     Security Ownership of Certain Beneficial Owners and Management
       of the Funds ........................................................75

ADDITIONAL INFORMATION .....................................................76

                               SUMMARY INFORMATION

     THE FOLLOWING IS A SYNOPSIS OF CERTAIN  INFORMATION  CONTAINED ELSEWHERE IN
THIS PROXY STATEMENT/PROSPECTUS  (INCLUDING DOCUMENTS INCORPORATED BY REFERENCE)
AND IS QUALIFIED IN ITS ENTIRETY BY REFERENCE TO THE MORE  COMPLETE  INFORMATION
CONTAINED  IN THIS  PROXY  STATEMENT/PROSPECTUS  AND THE  AGREEMENT  AND PLAN OF
REORGANIZATION, ATTACHED HERETO AS EXHIBIT I.

                                    GLOSSARY

     Before we describe  the proposal  any  further,  we need to define  certain words or phrases that are used throughout this Proxy Statement/Prospectus:

ACQUIRED FUND:  Your Fund,  and the other Mason Street  Funds being  acquired by
     American Century as part of the Reorganization.

ACQUIRING FUND: The portfolio of the American Century Issuer that is acquiring a comparable portfolio of Mason Street.

ADOPTED AND SUB-ADVISED  FUNDS: Mason Street Select Bond Fund, Mason Street High
     Yield Bond Fund, Mason Street Small Cap Growth Stock Fund, and Mason Street
     Aggressive Growth Stock Fund.

AMERICAN  CENTURY  ISSUERS:  The  issuers  of  the  American  Century  Funds  as identified on the front cover of this Proxy Statement/Prospectus.

CORRESPONDING  SHARES:  The class of shares of the  Acquiring  Fund for which an
     Acquired  Fund's  shares  will  be  exchanged  upon   consummation  of  the
     Reorganizations.

FUND: Either the Acquired Fund or Acquiring Fund, depending on the context.

MASON STREET:  Mason Street Funds,  Inc. Each of the Acquired  Funds is a series portfolio of Mason Street.

PLAN OF  REORGANIZATION:  The Agreement and Plan of  Reorganization,  which sets forth  the  terms  of each  Reorganizations,  and is  being  submitted  for shareholder approval. (See Exhibit I)

PROXY STATEMENT/PROSPECTUS: This Combined Proxy Statement/Prospectus.

REORGANIZATION:  The  transaction  through  which the assets of an Acquired Fund will be acquired by an Acquiring Fund, and shareholders of an Acquired Fund will become shareholders of an Acquiring Fund.

VALUATION TIME: The close of the New York Stock Exchange  (generally  4:00 P.M.,
     Eastern Time) on March 31, 2006, or such other day and time as provided for in the Plan of  Reorganization.  The Valuation Time is the time as of which the assets of the Acquired Funds will be valued for purposes of determining how many shares of the Acquiring Funds are issued to you.

Other terms will be defined for clarity and to help shorten various explanations in this document.  Once defined, a term will retain that meaning throughout this Proxy Statement/Prospectus.

                                  INTRODUCTION

     This  Proxy  Statement/Prospectus  is  furnished  to you  because  you  are entitled to vote at a Joint Special Meeting of  Shareholders  for one or more of the  Mason  Street  Funds.  The  Meeting  will be held on on March  15,  2006 to consider the proposal described in this Proxy Statement/Prospectus.

     Under  the  proposal,  your  Mason  Street  Fund  would  reorganize  with a comparable  fund  issued  by  one  of  the  American  Century  Issuers.  If  the
Reorganizations  are approved by the shareholders of each Mason Street Fund, you will become a  shareholder  of the American  Century Fund listed  opposite  your
Mason Street Fund's name in the table below.

     Under the proposal, the MSF Small Cap Growth Stock Fund, the MSF Aggressive
Growth Stock Fund,  the MSF Select Bond Fund,  the MSF High Yield Bond Fund, the
MSF International  Equity Fund and the MSF Municipal Bond Fund would be combined with newly-created funds within the American Century Family of Funds (the "Newly
Created  American  Century  Funds").  The MSF Large Cap Core Stock Fund, the MSF
Index 500 Fund,  the MSF Asset  Allocation  Fund and the MSF  Growth  Stock Fund
would be combined with existing,  similarly  managed American Century Funds (the
"Existing American Century Funds").

     American  Century  Investment  Management,  Inc.  ("American  Century")  or
American Century Global Investment Management,  Inc. ("ACGIM") is the investment advisor to each of the Funds into which the Mason Street Funds will be combined.
However, as described in the table below, Mason Street Advisors, LLC ("MSA") has been retained as sub-advisor to continue  providing advisory services to four of the Funds and Templeton  Investment Counsel, LLC ("Templeton") has been retained as sub-advisor to continue providing advisory services for one of the Funds.

     The following table outlines the proposed Reorganizations.

                                             PROPOSED REORGANIZATIONS

   ------------------------------------ -------------------------------------- ------------------------------
   IF YOU OWN SHARES IN THIS MASON      YOU  WILL RECEIVE SHARES IN THIS       ADVISOR AND SUB-ADVISOR OF THE
   STREET FUND                          AMERICAN CENTURY FUND                  AMERICAN CENTURY FUND

   ------------------------------------ -------------------------------------- ------------------------------
   Mason Street Large Cap Core Stock    American Century Equity Growth Fund    Advisor:  American Century
   Fund                                                                        Sub-Advisor:  None
   ------------------------------------ -------------------------------------- ------------------------------
   Mason Street Index 500 Stock Fund    American Century Equity Index Fund     Advisor:  American Century
                                                                               Sub-Advisor:  Barclays Global
                                                                                             Fund Advisors
                                                                                             ("Barclays")
   ------------------------------------ -------------------------------------- ------------------------------
   Mason Street Asset Allocation Fund   American Century Strategic             Advisor:  American Century
                                        Allocation: Moderate Fund              Sub-Advisor:  ACGIM
   ------------------------------------ -------------------------------------- ------------------------------
   Mason Street Growth Stock Fund       American Century Select Fund           Advisor:  American Century
                                                                               Sub-Advisor:  None
   ------------------------------------ -------------------------------------- ------------------------------
   Mason Street Select Bond Fund        American Century - Mason Street        Advisor:  American Century
                                        Select Bond Fund                       Sub-Advisor:  MSA
   ------------------------------------ -------------------------------------- ------------------------------
   Mason Street High Yield Bond Fund    American Century - Mason Street        Advisor:  American Century
                                        High-Yield Bond Fund                   Sub-Advisor:   MSA
   ------------------------------------ -------------------------------------- ------------------------------
   Mason Street Small Cap Growth        American Century - Mason Street        Advisor:  American Century
   Stock Fund                           Small Cap Growth Fund                  Sub-Advisor:   MSA
    ------------------------------------ -------------------------------------- ------------------------------
   Mason Street Aggressive Growth       American Century - Mason Street Mid    Advisor:  American Century
   Stock Fund                           Cap Growth Fund                        Sub-Advisor:   MSA
    ------------------------------------ -------------------------------------- ------------------------------
   Mason Street International Equity    American Century International Value   Advisor:  ACGIM
   Fund                                 Fund                                   Sub-Advisor:  Templeton
   ------------------------------------ -------------------------------------- ------------------------------
   Mason Street Municipal Bond Fund     American Century Long-Term Tax-Free    Advisor:  American Century
                                        Fund                                   Sub-Advisor:  None
   ------------------------------------ -------------------------------------- ------------------------------

     The Newly Created  American  Century Funds are being  organized as separate investment portfolios of the corresponding  American Century Issuer indicated in the chart below for the purpose of accomplishing  the applicable  reorganization and have not yet commenced  operations.  FOR MORE DETAILED INFORMATION REGARDING
THE NEWLY CREATED AMERICAN CENTURY FUNDS, PLEASE REFER TO EXHIBIT II.

-------------------------------------------------------- ------------------------------------------

         NEWLY CREATED AMERICAN CENTURY FUNDS                      AMERICAN CENTURY ISSUER

-------------------------------------------------------- ------------------------------------------
American Century - Mason Street Small Cap Growth Fund    American Century Mutual Funds, Inc.

-------------------------------------------------------- ------------------------------------------
American Century - Mason Street Mid Cap Growth Fund      American Century Mutual Funds, Inc.
-------------------------------------------------------- ------------------------------------------
American Century - Mason Street Select Bond Fund         American Century Investment Trust

-------------------------------------------------------- ------------------------------------------
American Century - Mason Street High-Yield Bond Fund     American Century Investment Trust

-------------------------------------------------------- ------------------------------------------
American Century International Value Fund                American Century World Mutual Funds, Inc.
-------------------------------------------------------- ------------------------------------------
American Century Long-Term Tax-Free Fund                 American Century Municipal Trust

-------------------------------------------------------- ------------------------------------------

                               THE REORGANIZATIONS

WHAT SHAREHOLDERS OF AN ACQUIRED FUND WILL RECEIVE IN A REORGANIZATION

     If  shareholders  of a Mason Street Fund approve the Fund's  Reorganization and the Reorganization takes place:

     o    The Acquiring Fund will acquire the net assets of the Acquired Fund.

     o    Shareholders  of the  Acquired  Fund will become  shareholders  of the
          Acquiring Fund.

     o    Each  shareholder of an Acquired Fund will receive the same percentage of the aggregate number of shares issued in the  Reorganization by the corresponding Acquiring Fund as such shareholder owned of the Acquired
          Fund immediately  prior to the  Reorganization.  Please note that when calculating  the value of the Acquired  Fund's  shares with respect to the  Reorganization,  the net asset value of an Acquired Fund's shares will be determined in accordance with the procedures  described in the
          Acquiring  Funds'  Prospectuses  and SAI, and in  accordance  with the
          Acquiring Funds' valuation procedures.  While the valuation procedures used by the Acquiring  Funds are  comparable in many respects to those used  by  the  Acquired  Funds,  differences,  particularly  for  debt securities, may result in individual securities having slightly higher or lower values at the  Valuation  Time than was used to calculate the net asset value of the Acquired Fund prior thereto.  As a result,  the dollar value of your  investment may be slightly higher or lower after the Reorganization  than it was before. The amount of any variation is not anticipated to be material and results solely from the differences in  valuation  methods  used  by the  Funds,  not  any  change  in the
          intrinsic  value  of  your  investment.   (For  a  discussion  of  the
          differences  between  the  valuation  procedures  and their  potential impact,  please see "Information  About the Transaction - Terms of the
          Plans - Valuation" on page 56).

     o    Shareholders  owning  Class A or Class C shares of a Mason Street Fund will  receive  Class A shares of the  corresponding  American  Century
          Fund,  and  shareholders  owning Class B shares will  receive  Class B shares  of  the  corresponding  American  Century  Fund.  Shareholders holding Class C shares of a Mason Street Fund will  therefore  receive the benefit of Class A share ownership  (lower 12b-1 fees) without the payment of any  front-end  sales loads.  The American  Century  Equity
          Index Fund and American  Century Equity Growth Fund do not offer Class
          A or Class B shares.  As a  result,  shareholders  holding  Class A or
          Class B shares  of Mason  Street  Index 500  Stock  Fund will  receive
          Investor  Class  shares of American  Century  Equity  Index Fund,  and shareholders  holding  Class A or Class B shares of Mason Street Large
          Cap Core Stock Fund will  receive  Advisor  Class  shares of  American
          Century Equity Growth Fund. Neither the Investor Class nor the Advisor
          Class charges a front-end  sales charge (load) or contingent  deferred sales charge.

     o    If you own  Class A shares or Class C shares,  American  Century  will waive all  front-end  sales  charges  (loads) in  connection  with the issuance of its funds' Class A shares in the Reorganizations.

     o    If you own Class B shares,  American  Century  will honor the  holding period  for your  shares for  purposes  of  calculating  the date they convert to Class A shares and for  assessing any  contingent  deferred sales  charges  ("CDSC")  if you redeem  before such  conversion.  The
          Acquiring  Funds' CDSC schedule is different than the Acquired  Funds'
          schedule.  In most instances,  redeeming  shareholders of the Acquired
          Funds will be  charged  the same or lower  CDSCs  than they  otherwise would be charged, but to the extent they are not, American Century has agreed to honor Mason  Street's CDSC and  conversion  schedules.  (For more information, see "Comparison of the Funds - Purchase,  Redemption
          and Exchange of Shares" on page 46).

     The  Reorganizations   provide   shareholders  of  Mason  Street  Funds  an
opportunity to benefit from the  capabilities  and resources of American Century and other  service  providers to the  American  Century  Family of Funds,  while remaining invested in a fund with investment  objectives and strategies that are substantially the same. After the  Reorganizations,  shareholders of the Adopted and  Sub-Advised  Funds  and  the  MS  International  Equity  Fund  will  become shareholders of funds with nearly identical investment objectives and strategies managed by the same  advisor that managed  their  respective  Funds prior to the
Reorganizations.

     No sales  charges  will be imposed on the  Corresponding  Shares  issued in connection with the Reorganizations.

REASONS FOR THE REORGANIZATIONS

     In November  2004,  MSA informed the Mason Street Board that it intended to engage in discussions with third parties regarding the potential  reorganization of the Mason Street Funds. These discussions were part of a strategic initiative to benefit Mason Street Funds  shareholders  through a transaction  with a third party whose existing  mutual fund business,  when combined with the Mason Street
Funds, would potentially maximize economies of scale for the Mason Street Funds,
increase  the  likelihood  of  asset  growth  through   increased   distribution
capabilities,   offer  more  efficient  operations,   provide  solid  investment
performance and greater diversification of investment portfolios.

     On December 14, 2005, after an extensive due diligence  process,  the Mason
Street Board unanimously  approved each  Reorganization,  subject to shareholder approval.  The Mason Street Board, including all of the Mason Street Independent
Directors (as defined below), has determined that the Reorganizations are in the best interests of each of the respective Acquired Funds and its shareholders. In addition,  the Mason Street Board, including all of the Mason Street Independent
Directors,  has determined  that the interests of existing  shareholders of each
Acquired Fund will not be diluted as a result of effecting  the  Reorganizations because each such  shareholder will receive the same percentage of the aggregate number of  Corresponding  Shares of the Acquiring  Fund as the percentage his or her shares will  represent of the aggregate  outstanding  shares of the Acquired
Fund  outstanding  as of the  Valuation  Time.  The  "Mason  Street  Independent
Directors"  are the directors who are not  "interested  persons" of Mason Street
Advisors (within the meaning of the Investment Company Act).

     In  determining  whether to approve the  Reorganizations  and to  recommend approval of the  Reorganizations  to Mason Street Fund  shareholders,  the Mason
Street Board made  inquiries  into all matters deemed relvant and considered the following, among other things:

     o    The reputation, financial strength and resources of American Century;

     o    The  capabilities,  practices  and  resources  of  American  Century's management  and the other  service  providers to the American  Century
          Family of Funds;

     o    The  viability  of the  Mason  Street  Funds  absent  approval  of the proposed Reorganizations;

     o    The broader product array of the American Century Family of Funds, and the expanded  range of investment  options and exchange  opportunities available to shareholders;

     o    The shareholder services offered by American Century;

     o    The relative  compatibility  of  investment  objectives  and principal investment  strategies of the Acquiring  Funds with those of the Mason
          Street Funds;

     o    The Federal income tax treatment of each of the Reorganizations;

     o    The anticipated effect of the Reorganizations on expense ratios;

     o    The anticipated benefits of economies of scale for the Acquiring Funds and  benefits  to  their  shareholders  of  promoting  more  efficient operations and enabling greater diversification of investments;

     o    The  anticipated  retention  of MSA as  sub-advisor  to certain of the
          Newly Created American Century Funds;

     o    The investment management experience of American Century;

     o    The  undertaking by the  Northwestern  Mutual Life  Insurance  Company
          ("Northwestern  Mutual") and American Century to share equally all the costs and  expenses of  preparing,  printing,  and mailing  this Proxy
          Statement/Prospectus   and  related  solicitation   expenses  for  the
          approvals of the Reorganizations; and

     o    The service and  distribution  resources,  and potential  distribution opportunities that may be available to the Acquired Funds.

     For a more detailed  discussion of the factors  considered by your Board in approving the Reorganizations,  see "Information about the Transaction - Reasons for the Reorganizations" below.

CLOSING DATE

     If all of the requisite  approvals are obtained and certain  conditions are either  met  or  waived,  it  is  anticipated  that  the  Closing  Date  of  the
Reorganizations will be March 31, 2006 (the "Closing Date").

OTHER CONSIDERATIONS

     The  investment  objectives  and policies and the purchase,  redemption and exchange  policies and procedures of the Acquired Funds and the Acquiring  Funds are the same or  substantially  the same. A comparison  of these  features  (and others) begins on page 41.

     The parties have agreed to cooperate to facilitate the orderly  combination of the Funds'  portfolios and to reduce  potential  adverse  consequences to the
Acquiring  Funds.  MSA intends to utilize ordinary cash flows and redemptions of its parent company's  investments in the Funds to accomplish these goals, but it may be necessary to liquidate certain  securities of the Acquired Funds prior to the  Reorganizations.  This may result in increased costs to the shareholders of the Acquired Funds, including the potential realization of capital gains.

TAX IMPLICATIONS OF THE REORGANIZATIONS

     Either (1) a tax opinion  from E&Y to the effect that the exchange of Mason
Street Fund shares for  American  Century  Fund shares  qualifies  as a tax-free exchange  under Code section  368(a),  or (2) a PLR from the IRS  regarding  the tax-free nature of the Reorganizations, to the effect that the exchange of Mason
Street  Fund  shares for  American  Century  Fund  shares  qualify as a tax-free exchange under Code section 368(a) must be received as a condition to closing of the Reorganizations.  This means that you should not recognize any capital gains
(or  losses)  for  federal  income tax  purposes,  when your  Fund's  shares are exchanged for shares of the  corresponding  American  Century Fund. In addition, the  holding  period of your  Fund's  shares  should  remain  the  same.  As the foregoing  relates  only to  Federal  income tax  consequences,  you may wish to consult with your own tax advisor as to the non-United States,  state, local and other tax consequences of the Reorganizations.

AMERICAN CENTURY'S UNIFIED FEE STRUCTURE

     The American  Century Funds  feature a unified  management  fee  structure, which differs from the fee structure used by most funds. We believe that a basic understanding  of the  unified  fee will be helpful to you as you  consider  the proposals discussed in this Proxy Statement/Prospectus.

     Under a traditional fee structure, such as the one used by the Mason Street
Funds,  a fund is charged a variety of fees,  including an  investment  advisory fee, a transfer agency fee, an administrative  fee,  distribution  charges,  and other  expenses.  The  total  expenses  of the fund is the sum of these  expense components.  The fund incurs these expenses  directly and, other than investment advisory fees and Rule 12b-1  distribution  fees,  the amounts can fluctuate and increase without shareholder approval.

     By contrast,  American Century uses a unified fee structure where each fund pays the advisor a single,  all-inclusive fee for providing all services for the management  and  operation  of  the  fund,  except  brokerage  expenses,  taxes, interest,  the fees and expenses of the independent  directors  (including their independent legal counsel),  and extraordinary  costs.  American Century and its
Funds'  boards  believe  that the  unified  fee  structure  is a benefit to Fund shareholders  because it clearly discloses the cost of owning Fund shares,  and, because the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the advisor the increased  costs of operating the Fund and the risk of administrative inefficiencies.

     When  comparing  the  American  Century  unified fee to the fees  currently charged by the Mason Street Funds,  the management fee component is not directly comparable to the investment  advisory fee charged by Mason Street,  as American
Century's  unified  management  fee will include  substantially  all expenses of operating the fund.  Given the differing fee  structures,  in order to perform a more accurate  comparison of information  in the following Fee Tables,  the "Net
Operating  Expenses" line reflects the total costs a Fund shareholder could have paid.

     FEE TABLES AND EXAMPLES

     The following Fee Tables provide a comparison of the fees and expenses that a shareholder  of each share class of the Acquired  Funds bears  compared to the fees  and  expenses  that  would be borne  by the  Corresponding  Shares  of the
Acquiring Funds on a pro forma basis taking into account the consummation of the
Reorganizations.  Expense information for the Mason Street Funds is presented as of March 31,  2005,  the date of the Mason  Street  Fund's most  recent  audited financial  statements.  Footnotes  for  each of the  tables  below  can be found beginning on page 39.

     The Examples following each Fee Table assume  reinvestment of all dividends and  distributions  and  utilize a 5%  annual  rate of  return  as  mandated  by
Commission  regulations.  THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION
OF PAST OR FUTURE  EXPENSES OR ANNUAL  RATES OF RETURN,  AND ACTUAL  EXPENSES OR
ANNUAL  RATES OF RETURN MAY BE MORE OR LESS THAN THOSE  ASSUMED FOR  PURPOSES OF
THE EXAMPLES.

                            MSF SMALL CAP GROWTH STOCK FUND (AS OF MARCH 31, 2005) AND
                               AMERICAN CENTURY - MASON STREET SMALL CAP GROWTH FUND
                                          (AS OF DECEMBER 15, 2005)

                                                        CLASS A AND CLASS C SHARES                        CLASS B SHARES
                                               ------------------------------------------------   -------------------------------
                                                                                 CENTURY - MASON                      AMERICAN
                                               MSF SMALL CAP    MSF SMALL CAP    STREET SMALL     MSF SMALL CAP   CENTURY - MASON
                                               GROWTH STOCK     GROWTH STOCK     CAP GROWTH       GROWTH STOCK     STREET SMALL
                                               FUND: CLASS A    FUND: CLASS C    FUND: CLASS A       FUND         CAP GROWTH FUND
                                               -------------    -------------   ---------------   -------------   ---------------
SHAREHOLDER FEES (FEES PAID DIRECTLY
  FROM YOUR INVESTMENT):

Maximum Sales Charge (load)
  Imposed on Purchases
  (as a percentage of offering price)           4.75%           None              5.75%             None            None

Maximum Contingent Deferred Sales
  Charge (Load) (as a percentage
  of original purchase price or redemption
  price, whichever is lower(1)............      None(2)         1.00%             None(2)           5.00%(3)        5.00%(3)

ANNUAL FUND OPERATING EXPENSES
  (AS A PERCENTAGE OF AVERAGE NET ASSETS)
  (EXPENSES THAT ARE DEDUCTED FROM FUND
  ASSETS)(4)

  Management Fees(5)                            0.85%           0.85%             1.30%             0.85%           1.30%

  Distribution and/or Service
    (12b-1) Fees..........................      0.10%           0.75%             0.25%(6)          0.75%           1.00%(6)

  Other Expenses..........................      1.08%(7)        1.08%(7)          0.00%(8)          1.08%(7)        0.00%(8)

Total Annual Fund Operating
  Expenses Before Expense Reimbursement         2.03%           2.68%             1.55%             2.68%           2.30%

Less Fee Waiver/Expense Reimbursement....       0.63%(9)        0.63%(9)          0.15%(11)         0.63%(9)        0.25%(11)

Net Operating Expenses...................       1.40%           2.05%             1.40%             2.05%           2.05%

     The  following  examples  compare the cost of investing in the Mason Street
Small Cap Growth Fund And the corresponding shares of the American Century-Mason
Street Small Cap Growth Fund.

EXAMPLES:

     An  investor  would pay the  following  expenses  on a $10,000  investment, assuming  (1) the Total  Annual Fund  Operating  Expenses set forth in the table above for the relevant Fund and (2) a 5% annual return throughout the period.

                                                                           CUMULATIVE EXPENSES
                                                                         PAID FOR THE PERIOD OF:
                                                             --------------------------------------------

                                                             1 YEAR      3 YEARS    5 YEARS      10 YEARS
                                                             ------      -------    -------      --------
EXPENSES IF YOU DID REDEEM YOUR SHARES AT THE END OF THE
                ---
PERIOD:

Class A/Class C
   MSF Small Cap Growth Stock Fund: Class A(1)............... $143       $576       $1,035       $2,308
   MSF Small Cap Growth Stock Fund: Class C.................. $308       $773       $1,364       $2,966
   American Century - Mason Street Small Cap Growth Fund:
   Class A(1)................................................ $157(2)    $487(2)    $840(2)      $1,832(2)

Class B
   MSF Small Cap Growth Stock Fund........................... $708       $1,073     $1,564       $2,809
   American Century - Mason Street Small Cap Growth Fund..... $631(3)    $1,012(3)  $1,3193(3)   $2,423(3)

(1) These  expenses do not reflect any  front-end  load, as no such load will be paid by any shareholder in the Reorganization.  These numbers are not applicable to any new purchases.

(2) Amount not reduced to reflect  American  Century's  voluntary  fee waiver of
..15%  for two  years  following  the  Closing  Date.  If such  fee  waiver  were reflected, the expenses would be $142, $441, $762 and $1,669, respectively.

(3) Amount not reduced to reflect  American  Century's  voluntary  fee waiver of
..25%  for two  years  following  the  Closing  Date.  If such  fee  waiver  were reflected, the expenses would be $607, $938, $1,194 and $2,193, respectively.

                                                                           CUMULATIVE EXPENSES
                                                                         PAID FOR THE PERIOD OF:
                                                             --------------------------------------------

                                                             1 YEAR      3 YEARS    5 YEARS      10 YEARS
                                                             ------      -------    -------      --------
EXPENSES IF YOU DID NOT REDEEM YOUR SHARES AT THE END OF THE
                -------
PERIOD:

Class A/Class C
   MSF Small Cap Growth Stock Fund: Class A(4)..........     $143        $576      $1,035        $2,308
   MSF Small Cap Growth Stock Fund: Class C.............     $208        $773      $1,364        $2,966
   American Century - Mason Street Small Cap Growth
   Fund: Class A(4).....................................     $157(5)     $487(5)   $840(5)       $1,832(5)

Class B
   MSF Small Cap Growth Stock Fund......................     $208        $773      $1,364        $2,809
   American Century - Mason Street Small Cap
   Growth Fund..........................................     $231(6)     $712(6)   $1,219(6)     $2,423(6)

(4) These  expenses do not reflect any  front-end  load, as no such load will be paid by any shareholder in the Reorganization.  These numbers are not applicable to any new purchases.

(5) Amount not reduced to reflect  American  Century's  voluntary  fee waiver of
..15%  for two  years  following  the  Closing  Date.  If such  fee  waiver  were reflected, the expenses would be $142, $441, $762 and $1,669, respectively.

(6) Amount not reduced to reflect  American  Century's  voluntary  fee waiver of
..25%  for two  years  following  the  Closing  Date.  If such  fee  waiver  were reflected, the expenses would be $207, $638, $1,094 and $2,193, respectively.

                                              MSF AGGRESSIVE GROWTH STOCK FUND (AS OF MARCH 31, 2005) AND
                                                 AMERICAN CENTURY - MASON STREET MID CAP GROWTH FUND
                                                            (AS OF DECEMBER 15, 2005)

                                                         CLASS A AND CLASS C SHARES                         CLASS B SHARES
                                             ---------------------------------------------------   ---------------------------------
                                                                                     AMERICAN
                                                                                 CENTURY - MASON                         AMERICAN
                                              MSF AGGRESSIVE    MSF AGGRESSIVE    STREET MID CAP    MSF AGGRESSIVE   CENTURY - MASON
                                               GROWTH STOCK      GROWTH STOCK      GROWTH FUND:      GROWTH STOCK     STREET MID CAP
                                              FUND: CLASS A     FUND: CLASS C        CLASS A             FUND          GROWTH FUND
                                              -------------     --------------   ---------------    --------------   ---------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM
  YOUR INVESTMENT):

Maximum Sales Charge (Load)
  Imposed on Purchases (as a percentage of
  offering price)                               4.75%              None               5.75%              None            None

Maximum Contingent Deferred Sales
  Charge (Load) (as a percentage of original
  purchase price or redemption price,
  whichever is Lower)(1)....                    None(2)            1.00%              None(2)            5.00%(3)        5.00%(3)

ANNUAL FUND OPERATING EXPENSES (AS A
  PERCENTAGE OF AVERAGE NET ASSETS)
  (EXPENSES THAT ARE DEDUCTED
  FROM FUND ASSETS)(4):

  Management Fees(5)                            0.75%              0.75%              1.05%              0.75%           1.05%

  Distribution and/or Service
     (12b-1) Fees.........                      0.07%              0.75%              0.25%(6)           0.75%           1.00%(6)

  Other Expenses..........                      0.54%(7)           0.54%(7)           0.00%(8)           0.54%(7)        0.00%(8)

Total Annual Fund Operating
  Expenses Before Expense Reimbursement         1.36%              2.04%              1.30%              2.04%           2.05%

Less Fee Waiver/Expense Reimbursement           0.06%(9)           0.09%(9)             --              0.09%(9)         0.10%(11)

Net Operating Expenses....                      1.30%              1.95%              1.30%             1.95%            1.95%

     The  following  examples  compare the cost of investing in the Mason Street
Aggressive   Growth  Fund  and  the   Corresponding   Shares  of  the   American
Century-Mason Street Mid Cap Growth Fund.

EXAMPLES:

     An  investor  would pay the  following  expenses  on a $10,000  investment, assuming  (1) the Total  Annual Fund  Operating  Expenses set forth in the table above for the relevant Fund and (2) a 5% annual return throughout the period.

                                                                                    CUMULATIVE EXPENSES
                                                                                  PAID FOR THE PERIOD OF:
                                                                        -------------------------------------------
                                                                        1 YEAR      3 YEARS    5 YEARS     10 YEARS
                                                                        ------      -------    -------     --------
EXPENSES IF YOU DID REDEEM YOUR SHARES AT THE END OF THE
                ---
PERIOD:

Class A/Class C
   MSF Aggressive Growth Stock Fund: Class A(1)..................         $132       $425       $739        $1,630
   MSF Aggressive Growth Stock Fund: Class C.....................         $298       $631       $1,090      $2,362
   American Century - Mason Street Mid Cap Growth Fund: Class A(1)        $132       $410       $710        $1,558

Class B
   MSF Aggressive Growth Stock Fund..............................         $698       $931       $1,290      $2,187
   American Century - Mason Street Mid Cap Growth Fund...........         $607(2)    $938(2)    $1,194(2)   $2,167(2)

(1) These  expenses do not reflect any  front-end  load, as no such load will be paid by any shareholder in the Reorganization.  These numbers are not applicable to any new purchases.

(2) Amount not reduced to reflect  American  Century's  voluntary  fee waiver of
..10%  for two  years  following  the  Closing  Date.  If such  fee  waiver  were reflected, the expenses would be $597, $908, $1,144 and $2,089, respectively.

                                                                                    CUMULATIVE EXPENSES
                                                                                  PAID FOR THE PERIOD OF:
                                                                        -------------------------------------------
                                                                        1 YEAR      3 YEARS    5 YEARS     10 YEARS
                                                                        ------      -------    -------     --------
EXPENSES IF YOU DID NOT REDEEM YOUR SHARES AT THE END OF THE
                -------
PERIOD:

Class A/Class C
   MSF Aggressive Growth Stock Fund: Class A(3)..................         $132        $425      $739       $1,630
   MSF Aggressive Growth Stock Fund: Class C.....................         $198        $631      $1,090     $2,362
   American Century - Mason Street Mid Cap Growth Fund: Class A(3)        $132        $410      $710       $1,558

Class B
   MSF Aggressive Growth Stock Fund..............................         $198        $631      $1,090     $2,187
   American Century - Mason Street Mid Cap Growth Fund...........         $207(4)     $638(4)   $1,094(4)  $2,167(4)

(3) These  expenses do not reflect any  front-end  load, as no such load will be paid by any shareholder in the Reorganization.  These numbers are not applicable to any new purchases.

(4) Amount not reduced to reflect  American  Century's  voluntary  fee waiver of
..10%  for two  years  following  the  Closing  Date.  If such  fee  waiver  were reflected, the expenses would be $197, $608, $1,044 and $2,089, respectively.

                                             MSF SELECT BOND FUND (AS OF MARCH 31, 2005) AND
                                            AMERICAN CENTURY - MASON STREET SELECT BOND FUND
                                                        (AS OF DECEMBER 15, 2005)

                                                             CLASS A AND CLASS C SHARES                      CLASS B SHARES
                                                     ----------------------------------------     ---------------------------------
                                                                                AMERICAN
                                                                                CENTURY -                           AMERICAN
                                                     MSF SELECT    MSF SELECT   MASON STREET                     CENTURY - MASON
                                                     BOND FUND:    BOND FUND:   SELECT BOND       MSF SELECT      STREET SELECT
                                                     CLASS A       CLASS C      FUND: CLASS A      BOND FUND        BOND FUND
                                                     ----------    ----------   -------------     ----------     ---------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR
  INVESTMENT):

Maximum Sales Charge (Load)
  Imposed on Purchases (as a percentage of
  offering price)                                    4.75%           None         4.50%              None            None

Maximum Contingent Deferred Sales
  Charge (Load) (as a percentage of original
  purchase price or redemption price,
  whichever is lower)(1)...............              None(2)         1.00%        None(2)           5.00%(3)         5.00%(3)

ANNUAL FUND OPERATING EXPENSES (AS A
  PERCENTAGE OF AVERAGE NET ASSETS) (EXPENSES
  THAT ARE DEDUCTED FROM FUND ASSETS)(4):

  Management Fees(5)                                 0.30%           0.30%        0.62%             0.30%            0.62%

  Distribution and/or Service
     (12b-1) Fees.........                           0.08%           0.75%        0.25%(6)          0.75%            1.00%(6)

  Other Expenses..........                           0.50%(7)        0.50%(7)     0.00(8)%          0.50%(7)         0.00(8)%

Total Annual Fund Operating
  Expenses Before Expense Reimbursement              0.88%           1.55%        0.87%             1.55%            1.62%

Less Fee Waiver/Expense Reimbursement                0.03%(9)        0.05%(9)     0.02%(11)         0.05%(9)         0.12%(11)

Net Operating Expenses....                           0.85%           1.50%        0.85%             1.50%            1.50%

     The  following  examples  compare the cost of investing in the Mason Street
Select  Bond Fund and the  Corresponding  Shares of the  American  Century-Mason
Street Select Bond Fund.

EXAMPLES:

     An  investor  would pay the  following  expenses  on a $10,000  investment, assuming  (1) the Total  Annual Fund  Operating  Expenses set forth in the table above for the relevant Fund and (2) a 5% annual return throughout the period.

                                                                                    CUMULATIVE EXPENSES
                                                                                  PAID FOR THE PERIOD OF:
                                                                        -------------------------------------------
                                                                        1 YEAR      3 YEARS    5 YEARS     10 YEARS
                                                                        ------      -------    -------     --------
EXPENSES IF YOU DID REDEEM YOUR SHARES AT THE END OF THE
                ---
PERIOD:

Class A/Class C
   MSF Select Bond Fund: Class A(1)..............................       $87          $278       $485       $1,082
   MSF Select Bond Fund: Class C.................................       $253         $485       $840       $1,841
   American Century - Mason Street Select Bond Fund: Class A(1)..       $89(2)       $277(2)    $481(2)    $1,069(2)

Class B
   MSF Select Bond Fund..........................................       $653         $785       $1,040     $1,661
   American Century - Mason Street Select Bond Fund..............       $564(3)      $808(3)    $976(3)    $1,709(3)

(1) These  expenses do not reflect any  front-end  load, as no such load will be paid by any shareholder in the Reorganization.  These numbers are not applicable to any new purchases.

(2) Amount not reduced to reflect  American  Century's  voluntary  fee waiver of
..02%  for two  years  following  the  Closing  Date.  If such  fee  waiver  were reflected, the expenses would be $87, $271, $470 and $1,045, respectively.

(3) Amount not reduced to reflect  American  Century's  voluntary  fee waiver of
..12%  for two  years  following  the  Closing  Date.  If such  fee  waiver  were reflected, the expenses would be $552, $772, $914 and $1,604, respectively.

                                                                                    CUMULATIVE EXPENSES
                                                                                  PAID FOR THE PERIOD OF:
                                                                        -------------------------------------------
                                                                        1 YEAR      3 YEARS    5 YEARS     10 YEARS
                                                                        ------      -------    -------     --------
EXPENSES IF YOU DID NOT REDEEM YOUR SHARES AT THE END OF THE
                -------
PERIOD:

Class A/Class C
   MSF Select Bond Fund: Class A(4)..............................       $87         $278        $485       $1,082
   MSF Select Bond Fund: Class C.................................       $153        $485        $840       $1,841
   American Century - Mason Street Select Bond Fund: Class A(4)..       $89(5)      $277(5)     $481(5)    $1,069(5)

Class B
   MSF Select Bond Fund..........................................       $153        $485        $840       $1,661
   American Century - Mason Street Select Bond Fund..............       $164(6)     $508(6)     $876(6)    $1,709(6)

(4) These  expenses do not reflect any  front-end  load, as no such load will be paid by any shareholder in the Reorganization.  These numbers are not applicable to any new purchases.

(5) Amount not reduced to reflect  American  Century's  voluntary  fee waiver of
..02%  for two  years  following  the  Closing  Date.  If such  fee  waiver  were reflected, the expenses would be $87, $271, $470 and $1,045, respectively.

(6) Amount not reduced to reflect  American  Century's  voluntary  fee waiver of
..12%  for two  years  following  the  Closing  Date.  If such  fee  waiver  were reflected, the expenses would be $152, $472, $814 and $1,604, respectively.

                                                      MSF HIGH YIELD BOND FUND (AS OF MARCH 31, 2005) AND
                                                     AMERICAN CENTURY - MASON STREET HIGH-YIELD BOND FUND
                                                                  (AS OF DECEMBER 15, 2005)

                                                         CLASS A AND CLASS C SHARES                         CLASS B SHARES
                                             -------------------------------------------------   ---------------------------------
                                                                                  AMERICAN
                                                                                  CENTURY -                          AMERICAN
                                                                                  MASON STREET                    CENTURY - MASON
                                              MSF HIGH YIELD   MSF HIGH YIELD     HIGH-YIELD                         STREET
                                                BOND FUND:       BOND FUND:       BOND FUND:     MSF HIGH YIELD     HIGH-YIELD
                                                 CLASS A          CLASS C          CLASS A        BOND FUND         BOND FUND
                                             ---------------   --------------     ------------   --------------   ----------------
SHAREHOLDER FEES (FEES PAID DIRECTLY
  FROM YOUR INVESTMENT):

Maximum Sales Charge (Load)
  Imposed on Purchases (as a percentage
  of offering price)                            4.75%              None             4.50%           None             None

Maximum Contingent Deferred Sales
  Charge (Load) (as a percentage of
  original purchase price or redemption
  price, whichever is
  lower)(1)...............                      None(2)            1.00%            None(2)         5.00%(3)         5.00%(3)

ANNUAL FUND OPERATING EXPENSES (AS A
  PERCENTAGE OF AVERAGE NET ASSETS)
  (EXPENSES THAT ARE DEDUCTED FROM FUND
  ASSETS)(4):

  Management Fees(5)                            0.75%              0.75%            0.87%(12)       0.75%            0.87%(12)

  Distribution and/or Service
     (12b-1) Fees.........                      0.07%              0.75%            0.25%(6)        0.75%            1.00%(6)

  Other Expenses..........                      0.49%(7)           0.49%(7)         0.00%(8)        0.49%(7)         0.00%(8)

Total Annual Fund Operating
  Expenses Before Expense Reimbursement         1.31%              1.99%            1.12%           1.99%            1.87%

Less Fee Waiver/Expense Reimbursement           0.01%(9)           0.04%(9)         0.09%(12)       0.04%(9)         0.09%(12)

Net Operating Expenses....                      1.30%              1.95%            1.03%           1.95%            1.78%

     The  following  examples  compare the cost of investing in the Mason Street
High Yield Bond Fund and the corresponding shares of the American  Century-Mason
Street High-Yield Bond Fund.

EXAMPLES:

     An  investor  would pay the  following  expenses  on a $10,000  investment, assuming  (1) the Total  Annual Fund  Operating  Expenses set forth in the table above for the relevant Fund and (2) a 5% annual return throughout the period.

                                                                                    CUMULATIVE EXPENSES
                                                                                  PAID FOR THE PERIOD OF:
                                                                        -------------------------------------------
                                                                        1 YEAR      3 YEARS    5 YEARS     10 YEARS
                                                                        ------      -------    -------     --------
EXPENSES IF YOU DID NOT REDEEM YOUR SHARES AT THE END OF THE
                -------
PERIOD:

Class A/Class C
   MSF High Yield Bond Fund: Class A(1)..........................        $132         $414      $717       $1,578
   MSF High Yield Bond Fund: Class C.............................        $298         $621      $1,069     $2,314
   American Century - Mason Street High-Yield Bond Fund: Class
   A(1)..........................................................        $114(2)      $355(2)   $615(2)    $1,356(2)

Class B
   MSF High Yield Bond Fund......................................        $698         $921      $1,269     $2,138
   American Century - Mason Street High-Yield Bond Fund..........        $589(3)      $884(3)   $1,104(3)  $1,978(3)

(1) These  expenses do not reflect any  front-end  load, as no such load will be paid by any shareholder in the Reorganization.  These numbers are not applicable to any new purchases.

(2) Amount not reduced to reflect  American  Century's  voluntary  fee waiver of
0.095%  until July 29,  2006.  If such fee waiver were  reflected,  the expenses would be $105, $327, $567 and $1,254, respectively.

(3) Amount not reduced to reflect  American  Century's  voluntary  fee waiver of
0.095% until July 29, 2006. If such waiver were reflected, the expenses would be
$580, $857, $1,058 and $1,882, respectively.

                                                                                    CUMULATIVE EXPENSES
                                                                                  PAID FOR THE PERIOD OF:
                                                                        -------------------------------------------
                                                                        1 YEAR      3 YEARS    5 YEARS     10 YEARS
                                                                        ------      -------    -------     --------
EXPENSES IF YOU DID NOT REDEEM YOUR SHARES AT THE END OF THE
                -------
PERIOD:

Class A
   MSF High Yield Bond Fund: Class A(4)..........................        $132        $414       $717        $1,578
   MSF High Yield Bond Fund: Class C.............................        $198        $621       $1,069      $2,314
   American Century - Mason Street High-Yield Bond Fund: Class
   A(4)..........................................................        $114(5)     $355(5)    $615(5)     $1,356(5)

Class B
   MSF High Yield Bond Fund......................................        $198        $621       $1,069      $2,138
   American Century - Mason Street High-Yield Bond Fund..........        $189(6)     $584(6)    $1,004(6)   $1,978(6)

(4) These  expenses do not reflect any  front-end  load, as no such load will be paid by any shareholder in the Reorganization.  These numbers are not applicable to any new purchases.

(5) Amount not reduced to reflect  American  Century's  voluntary  fee waiver of
0.095%  until July 29,  2006.  If such fee waiver were  reflected,  the expenses would be $105, $327, $567 and $1,254, respectively.

(6) Amount not reduced to reflect  American  Century's  voluntary  fee waiver of
0.095% until July 29, 2006. If such waiver were reflected, the expenses would be
$180, $557, $958 and $1,882, respectively.

                                    MSF INDEX 500 STOCK FUND (AS OF MARCH 31, 2005)
                                        AND AMERICAN CENTURY EQUITY INDEX FUND
                                              (AS OF DECEMBER 15, 2005)

                                                          --------------------------------------------------
                                                                                                 AMERICAN
                                                                                              CENTURY EQUITY
                                                           MSF INDEX 500     MSF INDEX 500      INDEX FUND:
                                                            STOCK FUND:       STOCK FUND:     INVESTOR CLASS
                                                          CLASS A SHARES    CLASS B SHARES        SHARES
                                                          --------------    --------------    --------------

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR
  INVESTMENT):

Maximum Sales Charge (Load)
  Imposed on Purchases (as a percentage of offering
  price)..................                                    4.75%            None             None

Maximum Contingent Deferred Sales
  Charge (Load) (as a percentage of original purchase
  price or redemption price, whichever is
  lower)(1)...............                                    None(2)          5.00%(3)         None

Maximum Account Maintenance Fee                               None             None             None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF
  AVERAGE NET ASSETS) (EXPENSES THAT ARE DEDUCTED FROM
  FUND ASSETS)(4):

  Management Fees(5)                                          0.25%            0.25%            0.49%

  Distribution and/or Service
     (12b-1) Fees.........                                    0.07%            0.75%            None

  Other Expenses..........                                    0.55%(7)         0.55%(7)         0.00%(8)

Total Annual Fund Operating
  Expenses Before Expense Reimbursement                       0.87%            1.55%            0.49%

Less Fee Waiver/Expense Reimbursement                         0.06%(9)         0.09%(9)           --

Net Operating Expenses....                                    0.81%(10)        1.46%(10)        0.49%

     The  following  examples  compare the cost of investing in the Mason Street
Index 500 Stock Fund and the Corresponding Shares of the American Century Equity
Index Fund.

EXAMPLES:

     An  investor  would pay the  following  expenses  on a $10,000  investment, assuming  (1) the Total  Annual Fund  Operating  Expenses set forth in the table above for the relevant Fund and (2) a 5% annual return throughout the period.

                                                                                    CUMULATIVE EXPENSES
                                                                                  PAID FOR THE PERIOD OF:
                                                                        -------------------------------------------
                                                                        1 YEAR      3 YEARS    5 YEARS     10 YEARS
                                                                        ------      -------    -------     --------
EXPENSES IF YOU DID REDEEM YOUR SHARES AT THE END OF THE
                ---
PERIOD:

   MSF Index 500 Stock Fund: Class A(1)                                 $83         $272       $476        $1,067
   MSF Index 500 Stock Fund: Class B                                    $649        $781       $1,036      $1,655
   American Century Equity Index Fund: Investor Class                   $50         $157       $274        $615

(1) These  expenses do not reflect any  front-end  load, as no such load will be paid by any shareholder in the Reorganization.  These numbers are not applicable to any new purchases.

                                                                                    CUMULATIVE EXPENSES
                                                                                  PAID FOR THE PERIOD OF:
                                                                        -------------------------------------------
                                                                        1 YEAR      3 YEARS    5 YEARS     10 YEARS
                                                                        ------      -------    -------     --------
EXPENSES IF YOU DID NOT REDEEM YOUR SHARES AT THE END OF THE
                -------
PERIOD:

   MSF Index 500 Stock Fund: Class A(2)                                 $83         $272        $476        $1,067
   MSF Index 500 Stock Fund: Class B                                    $149        $481        $836        $1,655
   American Century Equity Index Fund: Investor Class                   $50         $157        $274        $615

(2) These  expenses do not reflect any  front-end  load, as no such load will be paid by any shareholder in the Reorganization.  These numbers are not applicable to any new purchases.

                             MSF LARGE CAP CORE STOCK FUND (AS OF MARCH 31, 2005) AND
                                       AMERICAN CENTURY EQUITY GROWTH FUND
                                             (AS OF DECEMBER 15, 2005)

                                                           --------------------------------------------------
                                                                                               AMERICAN
                                                           MSF LARGE CAP     MSF LARGE CAP    CENTURY EQUITY
                                                            CORE STOCK        CORE STOCK      GROWTH FUND:
                                                           FUND: CLASS A     FUND: CLASS B    ADVISOR CLASS
                                                              SHARES           SHARES           SHARES
                                                           -------------     -------------    ---------------

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR
  INVESTMENT):

Maximum Sales Charge (Load)
  Imposed on Purchases (as a percentage of offering
  price)..................                                     4.75%           None             None

Maximum Contingent Deferred Sales
  Charge (Load) (as a percentage of original purchase
  price or redemption price, whichever is
  lower)(1)...............                                     None(2)         5.00%(3)         None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF
  AVERAGE NET ASSETS) (EXPENSES THAT ARE DEDUCTED FROM
  FUND ASSETS)(4):

  Management Fees(5)                                           0.65%           0.65%            0.43%

  Distribution and/or Service
     (12b-1) Fees.........                                     0.06%           0.75%            0.50%(13)

  Other Expenses..........                                     0.48%(7)        0.48%(7)         0.00%(8)

Total Annual Fund Operating
  Expenses Before Expense Reimbursement                        1.19%           1.88%            0.93%

Less Fee Waiver/Expense Reimbursement                           --             0.03%(9)            --

Net Operating Expenses....                                     1.19%           1.85%            0.93%

     The  following  examples  compare the cost of investing in the Mason Street
Large Cap Core Stock Fund and the  Corresponding  Shares of the American Century
Equity Growth Fund.

EXAMPLES:

     An  investor  would pay the  following  expenses  on a $10,000  investment, assuming  (1) the Total  Annual Fund  Operating  Expenses set forth in the table above for the relevant Fund and (2) a 5% annual return throughout the period.

                                                                                    CUMULATIVE EXPENSES
                                                                                  PAID FOR THE PERIOD OF:
                                                                        -------------------------------------------
                                                                        1 YEAR      3 YEARS    5 YEARS     10 YEARS
                                                                        ------      -------    -------     --------
EXPENSES IF YOU DID REDEEM YOUR SHARES AT THE END OF THE
                ---
PERIOD:

   MSF Large Cap Core Stock Fund: Class A(1)                            $121         $378       $654        $1,443
   MSF Large Cap Core Stock Fund: Class B                               $688         $888       $1,213      $2,019
   American Century Equity Growth Fund: Advisor Class                   $95          $296       $513        $1,139

(1) These expenses do not reflect any front-end load, as no such load will be paid by any shareholder in the Reorganization. These numbers are not applicable to any new purchases.

                                                                                    CUMULATIVE EXPENSES
                                                                                  PAID FOR THE PERIOD OF:
                                                                        -------------------------------------------
                                                                        1 YEAR      3 YEARS    5 YEARS     10 YEARS
                                                                        ------      -------    -------     --------
EXPENSES IF YOU DID NOT REDEEM YOUR SHARES AT THE END OF THE
                -------
PERIOD:

   MSF Large Cap Core Stock Fund: Class A(2)                            $121         $378       $654        $1,443
   MSF Large Cap Core Stock Fund: Class B                               $188         $588       $1,013      $2,019
   American Century Equity Growth Fund: Advisor Class                   $95          $296       $513        $1,139

(2) These  expenses do not reflect any  front-end  load, as no such load will be paid by any shareholder in the Reorganization.  These numbers are not applicable to any new purchases.

                                          MSF INTERNATIONAL EQUITY FUND (AS OF MARCH 31, 2005) AND
                                               AMERICAN CENTURY INTERNATIONAL VALUE FUND
                                                        (AS OF DECEMBER 15, 2005)

                                                                   CLASS A SHARES                  CLASS B SHARES
                                               ----------------------------------------  --------------------------------------
                                                   MSF           AMERICAN CENTURY           MSF              AMERICAN CENTURY
                                               INTERNATIONAL     INTERNATIONAL VALUE     INTERNATIONAL      INTERNATIONAL VALUE
                                                EQUITY FUND             FUND             EQUITY FUND               FUND
                                               -------------     -------------------     -------------      -------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM
  YOUR INVESTMENT):

Maximum Sales Charge (Load)
  Imposed on Purchases (as a percentage
  of offering price)                              4.75%              5.75%                None                  None

Maximum Contingent Deferred Sales
  Charge (Load) (as a percentage of
  original purchase price or
  redemption price, whichever is
  lower)(1)...............                        None(2)            None(2)              5.00%(3)              5.00%(3)

ANNUAL FUND OPERATING EXPENSES (AS A
  PERCENTAGE OF AVERAGE NET ASSETS)
  (EXPENSES THAT ARE DEDUCTED FROM
  FUND ASSETS)(4):

  Management Fees(5)                              0.85%              1.30%                0.85%                 1.30%

  Distribution and/or Service
     (12b-1) Fees.........                        0.06%              0.25%(6)             0.75%                 1.00%(6)

  Other Expenses..........                        0.50%(7)           0.00%(8)             0.49%(7)              0.00%(8)

Total Annual Fund Operating
  Expenses Before Expense Reimbursement           1.41%              1.55%                2.09%                 2.30%

Less Fee Waiver/Expense Reimbursement              --                0.15%(11)              --                  0.21%(11)

Net Operating Expenses....                        1.41%              1.40%                2.09%                 2.09%

     The  following  examples  compare the cost of investing in the Mason Street
International  Equity Fund and the Corresponding  Shares of the American Century
International Value Fund.

EXAMPLES:

     An  investor  would pay the  following  expenses  on a $10,000  investment, assuming  (1) the Total  Annual Fund  Operating  Expenses set forth in the table above for the relevant Fund and (2) a 5% annual return throughout the period.

                                                                                    CUMULATIVE EXPENSES
                                                                                  PAID FOR THE PERIOD OF:
                                                                        -------------------------------------------
                                                                        1 YEAR      3 YEARS    5 YEARS     10 YEARS
                                                                        ------      -------    -------     --------
EXPENSES IF YOU DID REDEEM YOUR SHARES AT THE END OF THE
                ---
PERIOD:

Class A
   MSF International Equity Fund(1)..............................       $144        $446       $771        $1,691
   American Century International Value Fund(1)..................       $157(2)     $487(2)    $840(2)     $1,832(2)

Class B
   MSF International Equity Fund.................................       $712        $955       $1,324       $2,247
   American Century International Value Fund.....................       $631(3)     $1,012(3)  $1,319(3)    $2,423(3)

(1) These  expenses do not reflect any  front-end  load, as no such load will be paid by any shareholder in the Reorganization.  These numbers are not applicable to any new purchases.

(2) Amount not reduced to reflect  American  Century's  voluntary  fee waiver of
..15%  for two  years  following  the  Closing  Date.  If such  fee  waiver  were reflected, the expenses would be $142, $441, $762 and $1,669, respectively.

(3) Amount not reduced to reflect  American  Century's  voluntary  fee waiver of
..21%  for two  years  following  the  Closing  Date.  If such  fee  waiver  were reflected, the expenses would be $611, $950, $1,215 and $2,224, respectively.

                                                                                    CUMULATIVE EXPENSES
                                                                                  PAID FOR THE PERIOD OF:
                                                                        -------------------------------------------
                                                                        1 YEAR      3 YEARS    5 YEARS     10 YEARS
                                                                        ------      -------    -------     --------
EXPENSES IF YOU DID NOT REDEEM YOUR SHARES AT THE END OF THE
                -------
PERIOD:

Class A
   MSF International Equity Fund(4)..............................        $144        $446       $771       $1,691
   American Century International Value Fund(4)..................        $157(5)     $487(5)    $840(5)    $1,832(5)

Class B
   MSF International Equity Fund.................................        $212        $655       $1,124     $2,247
   American Century International Value Fund.....................        $231(6)     $712(6)    $1,219(6)  $2,423(6)

(4) These  expenses do not reflect any  front-end  load, as no such load will be paid by any shareholder in the Reorganization.  These numbers are not applicable to any new purchases.

(5) Amount not reduced to reflect  American  Century's  voluntary  fee waiver of
..15%  for two  years  following  the  Closing  Date.  If such  fee  waiver  were reflected, the expenses would be $142, $441, $762 and $1,669, respectively.

(6) Amount not reduced to reflect  American  Century's  voluntary  fee waiver of
..21%  for two  years  following  the  Closing  Date.  If such  fee  waiver  were reflected, the expenses would be $211, $650, $1,115 and $2,224, respectively.

                                             MSF ASSET ALLOCATION FUND (AS OF MARCH 31, 2005) AND
                                          AMERICAN CENTURY STRATEGIC ALLOCATION: MODERATE FUND (AS OF
                                                              DECEMBER 15, 2005)

                                                         CLASS A AND CLASS C SHARES                    CLASS B SHARES
                                             ------------------------------------------------   ---------------------------------
                                                                                AMERICAN
                                                                                CENTURY                             AMERICAN
                                                                                STRATEGIC                            CENTURY
                                              MSF ASSET         MSF ASSET       ALLOCATION:                          STRATEGIC
                                              ALLOCATION       ALLOCATION      MODERATE FUND:      MSF ASSET        ALLOCATION:
                                             FUND: CLASS A     FUND: CLASS C      CLASS A       ALLOCATION FUND    MODERATE FUND
                                             -------------     -------------   --------------   ---------------    -------------
SHAREHOLDER FEES (FEES PAID DIRECTLY
  FROM YOUR INVESTMENT):

Maximum Sales Charge (Load)
  Imposed on Purchases (as a percentage
  of offering price)                           4.75%             None             5.75%             None              None

Maximum Contingent Deferred Sales
  Charge (Load) (as a percentage of original
  purchase price or redemption
  price, whichever is
  lower)(1)...............                     None(2)           1.00%            None(2)           5.00%(3)          5.00%(3)

ANNUAL FUND OPERATING EXPENSES (AS A
  PERCENTAGE OF AVERAGE NET ASSETS)
  (EXPENSES THAT ARE DEDUCTED FROM FUND
  ASSETS)(4):

  Management Fees(5)                           0.70%             0.70%            1.07%             0.70%             1.07%

  Distribution and/or Service
     (12b-1) Fees.........                     0.08%             0.75%            0.25%(6)          0.75%             1.00%(6)

  Other Expenses..........                     0.57%(7)          0.57%(7)         0.00%(8)          0.57%(7)          0.00%(8)

Total Annual Fund Operating
  Expenses Before Expense Reimbursement        1.35%             2.02%            1.32%             2.02%             2.07%

Less Fee Waiver/Expense Reimbursement             --             0.02%(9)           --              0.02%(9)             --

Net Operating Expenses....                     1.35%             2.00%            1.32%             2.00%             2.07%

     The  following  examples  compare the cost of investing in the Mason Street
Asset  Allocation  Fund And the  Corresponding  Shares of the  American  Century
Strategic Allocation: Moderate Fund.

EXAMPLES:

     An  investor  would pay the  following  expenses  on a $10,000  investment, assuming  (1) the Total  Annual Fund  Operating  Expenses set forth in the table above for the relevant Fund and (2) a 5% annual return throughout the period.

                                                                                    CUMULATIVE EXPENSES
                                                                                  PAID FOR THE PERIOD OF:
                                                                        -------------------------------------------
                                                                        1 YEAR      3 YEARS    5 YEARS     10 YEARS
                                                                        ------      -------    -------     --------
EXPENSES IF YOU DID REDEEM YOUR SHARES AT THE END OF THE
                ---
PERIOD:

Class A/Class C
   MSF Asset Allocation Fund: Class A(1).........................        $137        $428      $739        $1,624
   MSF Asset Allocation Fund: Class C............................        $303        $632      $1,086      $2,346
   American Century Strategic Allocation: Moderate Fund: Class A(1)      $134        $417      $720        $1,581

Class B
   MSF Asset Allocation Fund.....................................        $703        $932      $1,286      $2,174
   American Century Strategic Allocation: Moderate Fund..........        $609        $944      $1,204      $2,188

(1) These expenses do not reflect any front-end load, as no such load will be paid by any shareholder in the Reorganization. These numbers are not applicable to any new purchases.

                                                                                    CUMULATIVE EXPENSES
                                                                                  PAID FOR THE PERIOD OF:
                                                                        -------------------------------------------
                                                                        1 YEAR      3 YEARS    5 YEARS     10 YEARS
                                                                        ------      -------    -------     --------
EXPENSES IF YOU DID NOT REDEEM YOUR SHARES AT THE END OF THE
                -------
PERIOD:

Class A/Class C
   MSF Asset Allocation Fund: Class A(2).........................        $137        $428      $739        $1,624
   MSF Asset Allocation Fund: Class C............................        $203        $632      $1,086      $2,346
   American Century Strategic Allocation: Moderate Fund: Class A(2)      $134        $417      $720        $1,581

Class B
   MSF Asset Allocation Fund.....................................        $203        $632      $1,086      $2,174
   American Century Strategic Allocation: Moderate Fund..........        $209        $644      $1,104      $2,188

(2) These  expenses do not reflect any  front-end  load, as no such load will be paid by any shareholder in the Reorganization.  These numbers are not applicable to any new purchases.

                                           MSF GROWTH STOCK FUND (AS OF MARCH 31, 2005) AND
                                         AMERICAN CENTURY SELECT FUND (AS OF DECEMBER 15, 2005)

                                                          CLASS A AND CLASS C SHARES                    CLASS B SHARES
                                                    ------------------------------------------    -------------------------------
                                                                                 AMERICAN
                                                    MSF GROWTH    MSF GROWTH     CENTURY                          AMERICAN
                                                    STOCK FUND:   STOCK FUND:    SELECT FUND:     MSF GROWTH       CENTURY
                                                      CLASS A       CLASS C       CLASS A         STOCK FUND     SELECT FUND
                                                    -----------   -----------    ------------     ----------     -----------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM
  YOUR INVESTMENT):

Maximum Sales Charge (Load)
  Imposed on Purchases (as a percentage
  of offering price)                                 4.75%           None         5.75%              None           None

Maximum Contingent Deferred Sales
  Charge (Load) (as a percentage of
  original purchase price or redemption
  price, whichever is
  lower)(1)...............                           None(2)         1.00%        None(2)            5.00%(3)       5.00%(3)

ANNUAL FUND OPERATING EXPENSES (AS
  A PERCENTAGE OF AVERAGE NET ASSETS)
  (EXPENSES THAT ARE DEDUCTED FROM
  FUND ASSETS)(4):

  Management Fees(5)                                 0.75%           0.75%        1.00%              0.75%          1.00%

  Distribution and/or Service
     (12b-1) Fees.........                           0.07%           0.75%        0.25%(6)           0.75%          1.00%(6)

  Other Expenses..........                           0.52%(7)        0.53%(7)     0.00%(8)           0.53%(7)       0.00%(8)

Total Annual Fund Operating
  Expenses Before Expense Reimbursement              1.34%           2.03%        1.25%              2.03%          2.00%

Less Fee Waiver/Expense Reimbursement                0.04%(9)        0.08%(9)        --              0.08%(9)         --

Net Operating Expenses....                           1.30%           1.95%        1.25%              1.95%          2.00%

     The  following  examples  compare the cost of investing in the Mason Street
Growth Stock Fund And the  Corresponding  Shares of the American  Century Select
Fund.

EXAMPLES:

     An  investor  would pay the  following  expenses  on a $10,000  investment, assuming  (1) the Total  Annual Fund  Operating  Expenses set forth in the table above for the relevant Fund and (2) a 5% annual return throughout the period.

                                                                                    CUMULATIVE EXPENSES
                                                                                  PAID FOR THE PERIOD OF:
                                                                        -------------------------------------------
                                                                        1 YEAR      3 YEARS    5 YEARS     10 YEARS
                                                                        ------      -------    -------     --------
EXPENSES IF YOU DID REDEEM YOUR SHARES AT THE END OF THE
                ---
PERIOD:

Class A/Class C
   MSF Growth Stock Fund: Class A(1).............................        $132        $421       $730        $1,609
   MSF Growth Stock Fund: Class C................................        $298        $629       $1,086      $2,352
   American Century Select Fund: Class A(1)......................        $127        $395       $683        $1,503

Class B
   MSF Growth Stock Fund.........................................        $698        $929       $1,286      $2,175
   American Century Select Fund..................................        $602        $923       $1,169      $2,115

(1) These  expenses do not reflect any  front-end  load, as no such load will be paid by any shareholder in the Reorganization.  These numbers are not applicable to any new purchases.

                                                                                    CUMULATIVE EXPENSES
                                                                                  PAID FOR THE PERIOD OF:
                                                                        -------------------------------------------
                                                                        1 YEAR      3 YEARS    5 YEARS     10 YEARS
                                                                        ------      -------    -------     --------
EXPENSES IF YOU DID NOT REDEEM YOUR SHARES AT THE END OF THE
                -------
PERIOD:

Class A/Class C
   MSF Growth Stock Fund: Class A(2).............................        $132        $421       $730       $1,609
   MSF Growth Stock Fund: Class C................................        $198        $629       $1,086     $2,352
   American Century Select Fund: Class A(2)......................        $127        $395       $683       $1,503

Class B
   MSF Growth Stock Fund.........................................        $198        $629       $1,086     $2,175
   American Century Select Fund..................................        $202        $623       $1,069     $2,115

(2) These expenses do not reflect any front-end load, as no such load will be paid by any shareholder in the Reorganization. These numbers are not applicable to any new purchases.

                                             MSF MUNICIPAL BOND FUND (AS OF MARCH 31, 2005) AND
                                      AMERICAN CENTURY LONG-TERM TAX-FREE FUND (AS OF DECEMBER 15, 2005)

                                                        CLASS A SHARES                           CLASS B SHARES
                                               ----------------------------------------------------------------------------
                                                                   AMERICAN CENTURY                        AMERICAN CENTURY
                                               MSF MUNICIPAL        LONG-TERM           MSF MUNICIPAL        LONG-TERM
                                                 BOND FUND          TAX-FREE FUND         BOND FUND         TAX-FREE FUND
                                               -------------       ----------------     -------------      ----------------

SHAREHOLDER FEES (FEES PAID DIRECTLY
  FROM YOUR INVESTMENT):

Maximum Sales Charge (Load)
  Imposed on Purchases (as a percentage
  of offering price)                             4.75%                 4.50%               None                None

Maximum Contingent Deferred Sales
  Charge (Load) (as a percentage of
  original purchase price or
  redemption price, whichever is
  lower)(1)...............                       None(2)               None(2)             5.00%(3)            5.00%(3)

ANNUAL FUND OPERATING EXPENSES
  (AS A PERCENTAGE OF AVERAGE NET ASSETS)
  (EXPENSES THAT ARE DEDUCTED FROM FUND
  ASSETS)(4):

  Management Fees(5)                             0.30%                 0.49%               0.30%               0.49%

  Distribution and/or Service
     (12b-1) Fees.........                       0.07%                 0.25%(6)            0.75%               1.00%(6)

  Other Expenses..........                       0.47%(7)              0.00%(8)            0.47%(7)            0.00%(8)

Total Annual Fund Operating
  Expenses Before Expense Reimbursement          0.84%                 0.74%               1.52%               1.49%

Less Fee Waiver/Expense Reimbursement              --                    --                0.02%(9)               --

Net Operating Expenses....                        0.84%                0.74%               1.50%               1.49%

     The  following  examples  compare the cost of investing in the Mason Street
Municipal  Bond  Fund  And the  Corresponding  Shares  of the  American  Century
Long-Term Tax-Free Fund.

EXAMPLES:

     An  investor  would pay the  following  expenses  on a $10,000  investment, assuming  (1) the Total  Annual Fund  Operating  Expenses set forth in the table above for the relevant Fund and (2) a 5% annual return throughout the period.

                                                                                    CUMULATIVE EXPENSES
                                                                                  PAID FOR THE PERIOD OF:
                                                                        -------------------------------------------
                                                                        1 YEAR      3 YEARS    5 YEARS     10 YEARS
                                                                        ------      -------    -------     --------
EXPENSES IF YOU DID REDEEM YOUR SHARES AT THE END OF THE
                ---
PERIOD:

Class A
   MSF Municipal Bond Fund(1)....................................         $86         $268       $466       $1,037
   American Century Long-Term Tax-Free Fund(1)...................         $75         $236       $411       $916

Class B
   MSF Municipal Bond Fund.......................................         $653        $778       $1,027     $1,627
   American Century Long-Term Tax-Free Fund......................         $551        $769       $909       $1,566

(1) These  expenses do not reflect any  front-end  load, as no such load will be paid by any shareholder in the Reorganization.  These numbers are not applicable to any new purchases.

                                                                                 CUMULATIVE EXPENSES PAID
                                                                                    FOR THE PERIOD OF:
                                                                        -------------------------------------------
                                                                        1 YEAR      3 YEARS    5 YEARS     10 YEARS
                                                                        -------     -------    -------     --------
EXPENSES IF YOU DID NOT REDEEM YOUR SHARES AT THE END OF THE
   PERIOD:

Class A

   MSF Municipal Bond Fund(2)....................................         $86        $268       $466        $1,037
   American Century Long-Term Tax-Free Fund(2)...................         $75        $236       $411        $916
Class B

   MSF Municipal Bond Fund.......................................         $153        $478       $827       $1,627
   American Century Long-Term Tax-Free Fund......................         $151        $469       $809       $1,566

(2) These  expenses do not reflect any  front-end  load, as no such load will be paid by any shareholder in the Reorganization.  These numbers are not applicable to any new purchases.

(1)  For Class B shares of the American  Century Fund,  the charge is calculated as a percentage of the original offering price.

(2)  Investments of $1 million or more in Class A shares of the American Century
     Fund may be subject to a contingent  deferred  sales charge of 1.00% if the shares are  redeemed  within one year,  or 18 months in the case of a Mason
     Street Fund, of the date of purchase.

(3)  This charge is 5.00% during the first year after  purchase,  declines  over the  next  five  years as shown in the  relevant  American  Century  Fund's prospectus,  and is eliminated after six years. For the Mason Street Funds, this charge is a  maximizing  5.00%  during the first year after  purchase, depending on the amount of purchase. It delivers over the next six years as shown in the  Acquired  Funds  Prospectus,  and is  eliminated  after seven years.

(4)  An annual  custodial fee of $15 per account type is charged to investors in a Mason  Street Fund who maintain  IRA  accounts,  which if not paid by the investor, will be charged from the lowest numbered Mason Street Fund within the  account.  (For  investors  who have  multiple IRA accounts of the same account  type,  the fee will be  deducted  from  the  lowest  numbered  IRA account.)

(5)  Includes  Mason Street  advisory  fees and American  Century  unified fees.
     These numbers are not directly comparable due to American Century's unified fee  structure  that includes  substantially  all expenses of operating the fund. The American  Century Funds have stepped fee schedules.  As a result, management fee rates generally  decrease as assets increase and increase as assets decrease.  See "Management" in the relevant  American Century Fund's prospectus for more information about the management fees.

(6)  The 12b-1 fee is designed to permit  investors to purchase  shares  through
     broker-dealers,    banks,   insurance   companies   and   other   financial
     intermediaries.   The  fee  may  be  used  to  compensate   such  financial
     intermediaries  for distribution and other shareholder  services.  For more information,  see "Service,  Distribution and  Administrative  Fees" in the
     relevant American Century Fund's prospectus.

(7)  Other Expenses include a 0.25% shareholder  servicing fee on Class A, Class
     B and Class C shares.

(8)  Other  Expenses,  which  include  the  fees  and  expenses  of  the  Fund's independent  directors and their legal  counsel,  as well as interest,  are expected to be between 0.00% and 0.02%.

(9)  MSA and its affiliates  have  contractually  agreed to waive their fees and absorb certain other operating  expenses,  until at least July 31, 2006, to the extent  necessary so that Net  Operating  Expenses  will not exceed the amount shown for each Mason Street Fund. The contractual fee waiver may not be unilaterally altered by MSA or its affiliates, and only the Mason Street
     Board can terminate the waiver for each Mason Street Fund.

(10) Effective  July 22,  2005,  the  expense cap for the MSF Index 500 Fund was dropped  from  0.80% to 0.60% for Class A and from 1.45% to 1.25% for Class
     B.

(11) In connection with the  Reorganizations,  American  Century has agreed to a two-year  waiver of Rule 12b-1 fees for  certain  classes of the  Acquiring
     Funds.  Taking  into  account  these  waivers,  the Rule 12b-1 fees for the affected  classes  will be as follows  for a period of two years  after the
     Closing Date: AC Small Cap Growth Fund Class A - 0.10%, Class B - 0.75%; AC
     Mid Cap Growth Fund Class B - 0.90%; AC International  Value Fund Class A -
     0.10%,  Class B - 0.79%; and AC Select Bond Fund Class A - 0.23%, Class B -
     0.88%.

(12) American  Century has  voluntarily  waived a portion of American  Century -
     Mason Street  High-Yield  Bond Fund's  management  fee until July 29, 2006.
     Taking into account this waiver,  the  Management Fee and Total Annual Fund
     Operating Expenses for Class A will be 0.78% and 1.03%,  respectively;  the
     Management Fee and Total Annual Fund Operating Expenses for Class B will be
     0.78% and 1.78%,  respectively;  the  Management  Fee and Total Annual Fund
     Operating Expenses for Class C will be 0.78% and 1.78%, respectively.  This fee waiver may be revised or  terminated  at any time by  American  Century without notice.

(13) The 12b-1 fee is designed to permit  investors to purchase  shares  through
     broker-dealers,    banks,   insurance   companies   and   other   financial
     intermediaries.   The  fee  may  be  used  to  compensate   such  financial
     intermediaries  for distribution and individual  shareholder  services.  In addition,  half of the AC  Equity  Growth  Fund:  Advisor  Class  12b-1 fee
     (0.25%) is for ongoing  recordkeeping and administrative  services provided by financial  intermediaries,  which would otherwise be paid by the advisor out of the  unified  management  fee.  The  advisor had reduced its unified management  fee for Advisor Class shares,  but the fee for core  investment advisory services is the same for all classes.  For more  information,  see
     "Service,  Distribution and Administrative Fees" in the prospectus relating to AC Equity Growth Fund.

                             COMPARISON OF THE FUNDS
                             -----------------------

     Following is a brief description and comparison of the main characteristics of the  Acquiring  and  Acquired  Funds,  including  investment  objectives  and policies,  purchase,  redemption and exchange procedures,  and other significant differences.

INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives of each of the Acquired Funds and Acquiring Funds are  fundamental,  which means that they may not be changed without  shareholder approval.  The investment  objectives  and investment  policies of each Acquired
Fund are substantially the same as those of the relevant  Acquiring Fund, except as noted below.

         NEWLY CREATED AMERICAN CENTURY FUNDS

     The MSF Small Cap Growth Stock Fund, the MSF Aggressive  Growth Stock Fund,
the MSF Select Bond Fund,  the MSF High Yield Bond Fund,  the MSF  International
Equity Fund and the MSF  Municipal  Bond Fund are being  combined with the Newly
Created  American  Century Funds.  The Newly Created American Century Funds have been  created  for the sole  purpose  of the  combination  with  the  respective corresponding  Mason Street  Funds  pursuant to the Plan of  Reorganization.  To provide  maximum  continuity to  shareholders  of Mason Street Funds,  the Newly
Created  American  Century Funds will have investment  objectives,  policies and procedures that are nearly identical to their  corresponding Mason Street Funds.
For more  detailed  information  regarding the Newly  Created  American  Century
Funds, please refer to Exhibit II.

                             SMALL CAP GROWTH FUNDS

     INVESTMENT OBJECTIVES

     The  investment  objectives  of MSF Small Cap  Growth  Stock Fund and AC-MS
Small Cap Growth Fund are identical; both funds seek long-term capital growth.

     INVESTMENT POLICIES

     The investment policies of the Small Cap Growth Funds are substantially the same.  Both Small Cap Growth Funds normally  invest at least 80% of the value of their  respective net assets (plus any  borrowings  for investment  purposes) in common stocks of U.S. companies with market  capitalizations  that do not exceed the maximum market  capitalizations  of any security in the S&P SmallCap  600(R)
Index at the time of  purchase.  Each Small Cap  Growth  Fund also may invest in equity securities of companies with stock market  capitalizations less than $500 million at the time of investment (microcap companies).  Securities are selected for their above-average growth potential giving consideration to factors such as company  management,  growth rate of revenues and  earnings,  opportunities  for margin expansion and strong financial characteristics.

                              MID CAP GROWTH FUNDS

     INVESTMENT OBJECTIVES

     The investment objectives of MSF Aggressive Growth Stock Fund and AC-MS Mid
Cap Growth Fund are identical; both funds seek long-term capital growth.

     INVESTMENT POLICIES

     The investment  policies of the Mid Cap Growth Funds are  substantially the same.  Both Mid Cap Growth  Funds  normally  invest at least 80% of the value of their  respective net assets (plus any  borrowings  for investment  purposes) in stocks of U.S. companies with market capitalizations in the range represented by the S&P Mid Cap 400 Index.  Each Mid Cap Growth Fund invests primarily in stocks
of  companies  selected  for  their  above-average   growth  potential,   giving
consideration to factors such as company management, growth rate of revenues and
earnings,    opportunities   for   margin   expansion   and   strong   financial
characteristics.

                                SELECT BOND FUNDS

     INVESTMENT OBJECTIVES

     The  investment  objectives  of MSF Select Bond Fund and AC-MS  Select Bond
Fund are  identical;  both funds  seek high  income  and  capital  appreciation, consistent with preservation of capital.

     INVESTMENT POLICIES

     The  investment  policies of both Select Bond Funds are  substantially  the same.  Both Select Bond Funds normally invest at least 80% of the value of their respective  net  assets  (plus any  borrowings  for  investment  purposes)  in a diversified  portfolio  of  investment  grade debt  securities  with  maturities exceeding one year.  Each Select Bond Fund may invest up to 20% of net assets in non-investment  grade, high  yield/high-risk  bonds. Also, each Select Bond Fund may invest up to 30% of net assets in foreign  securities,  consistent  with its investment objective,  including (i) foreign securities denominated in a foreign currency and not publicly traded in the U.S. and (ii) U.S. currency  denominated foreign securities,  including  depositary receipts and depositary shares issued by U.S. banks (American  Depositary Receipts or "ADRs") and U.S.  broker-dealers
(American Depositary Shares).

                              HIGH-YIELD BOND FUNDS

     INVESTMENT OBJECTIVES

     The investment  objectives of MSF High Yield Bond Fund and AC-MS High-Yield
Bond Fund are  identical;  both  funds  seek high  current  income  and  capital appreciation.

     INVESTMENT POLICIES

     The investment policies of both High-Yield Bond Funds are substantially the same.  Both  High-Yield  Bond Funds normally invest at least 80% of the value of their  respective net assets (plus any  borrowings  for investment  purposes) in non-investment grade debt securities. Each High-Yield Bond Fund may invest up to
30%  of net  assets  in  foreign  securities,  consistent  with  its  investment objective,  including (i) foreign  securities  denominated in a foreign currency and not publicly traded in the U.S. and (ii) U.S. currency  denominated  foreign securities,  including  depositary receipts and depositary shares issued by U.S.
banks (American Depositary Receipts or "ADRs") and U.S. broker-dealers (American
Depositary Shares).

                               INTERNATIONAL FUNDS

     INVESTMENT OBJECTIVES

     The  investment   objectives  of  MSF  International  Equity  Fund  and  AC
International  Value Fund are  identical;  both funds seek  long-term  growth of capital.

     INVESTMENT POLICIES

     The investment  policies of both International  Funds are substantially the same. Each  International Fund normally invests at least 80% of the value of its respective net assets (plus any  borrowings  for investment  purposes) in equity securities  and at least  65% of net  assets in  securities  of  issuers  from a minimum of three  countries  outside the United States.  Any income  realized by each International Fund will be incidental.

                   MUNICIPAL BOND FUND/LONG-TERM TAX-FREE FUND

     INVESTMENT OBJECTIVES

     The  investment  objectives  of MSF  Municipal  Bond Fund and AC  Long-Term
Tax-Free Fund are identical;  both funds seek to achieve a high level of current income exempt from federal income taxes,  consistent  with the  preservation  of capital.

     INVESTMENT POLICIES

     The  investment  policies  of both Funds are  substantially  the same.  MSF
Municipal Bond Fund invests  primarily in a diversified  portfolio of investment grade municipal  obligations.  Normally,  MSF Municipal Bond Fund will invest at least 80% of the value of its net assets  (plus any  borrowings  for  investment purposes) in municipal obligations,  exempt from federal taxes. Up to 30% of the value of its net assets may be  invested  in  alternative  minimum  tax  ("AMT")
bonds. AC Long-Term Tax-Free Fund will normally invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of investment  grade  municipal  obligations  with  interest  payments exempt  from  federal  taxes.  Up to 20% of the value of its net  assets  may be invested  in AMT bonds.  Although  the MSF  Municipal  Bond Fund has no security maturity restrictions, its average maturity will normally be 10 years or longer.
The AC Long-Term Tax-Free Fund will maintain a weighted average maturity of more than ten years. Both Funds:

o    invest  primarily in municipal  obligations  with interest  payments exempt from federal taxes.

o    may invest in taxable debt securities.

o    may have  taxable debt that  exceeds 20% at times for  temporary  defensive purposes, with no maximum percentage

o    may  invest up to 20% of the value of its net  assets in  securities  rated below investment grade.

o    may invest in  securities  that,  while not rated,  are  determined  by the investment advisor to be of comparable quality to those rated securities in which such Fund may invest.

     EXISTING AMERICAN CENTURY FUNDS

     The MSF Index 500 Stock Fund,  the MSF Large Cap Stock Fund,  the MSF Asset
Allocation  Fund and the MSF  Growth  Stock  Fund  are  being  reorganized  into existing  American Century Funds (the "Existing  American  Century Funds").  The
investment  objectives and strategies of these Acquired Funds are  substantially the same as the Existing American Century Funds, but there are a few differences that are highlighted below.

                                                EQUITY INDEX FUNDS

                 MSF INDEX 500 STOCK FUND                                      AC EQUITY INDEX FUND
                 ------------------------                                      --------------------

o   Objective is to achieve investment results that         o    Objective is to seek long-term capital growth
    replicate the performance of the S&P 500 Index.              by matching as closely as possible the investment
                                                                 characteristics and results of the S&P 500 Index.

o   Normally invests at least 80% of net assets in          o    Invests at least 80% of its assets in the
    common stocks included in the S&P 500 Index in               stocks contained in the S&P 500 Index in accordance
    proportion to their weighting in the index.                  with their weightings in the index, beginning with
                                                                 the stocks that make up the largest portion of the
                                                                 index.

                                                             o   Attempts to be fully invested at all times in
                                                                 the stocks that comprise the S&P 500 Index.

                                                EQUITY GROWTH FUNDS

                 MSF LARGE CAP STOCK FUND                                     AC EQUITY GROWTH FUND
                 ------------------------                                     ---------------------
o   Objective is long-term growth of capital and             o   Objective is to seek capital appreciation by
    income.                                                      investing in stocks.

o   Normally invests at least 80% of net assets (plus        o   Utilizes quantitative management techniques in
    any borrowings for investment purposes) in equity            a two-step process that draws heavily on computer
    securities of large capitalization companies that            technology.  In the first step, the portfolio
    may include both "growth" and "value" stocks.                managers rank stocks, primarily the 1,500 largest
                                                                 publicly traded companies in the United States
                                                                 (measured by the value of their stock) from most
                                                                 attractive to least attractive.  This is determined
                                                                 by using a computer model that combines measures of
                                                                 a stock's value, as well as measures of its growth
                                                                 potential.  To measure value, the managers use
                                                                 ratios of stock price-to-book value and stock
                                                                 price-to-cash flow, among others.  To measure
                                                                 growth, the managers use the rate of growth of a
                                                                 company's earnings and changes in its earnings
                                                                 estimates, as well as other factors.

o   Seeks gross income of at least 75% of the                o   In the second step of the quantitative
    dividend yield of the S&P 500 Index.                         process, the managers use a technique called
                                                                 portfolio optimization, using a computer to build a
                                                                 portfolio of stocks from the ranking described
                                                                 above that they believe will provide the optimal
                                                                 balance between risk and expected return.  The goal
                                                                 is to create a fund that provides better returns
                                                                 than its benchmark without taking on significant
                                                                 additional risk.

o   Also may invest in non-dividend paying stocks.           o   The portfolio managers generally sell stocks
                                                                 when they believe (i) a stock becomes too expensive
                                                                 relative to other stock opportunities, (ii) a
                                                                 stock's risk parameters outweigh its return
                                                                 opportunity, (iii) more attractive alternatives are
                                                                 identified, or (iv) specific events alter a stock's
                                                                 prospects.

                                                 ALLOCATION FUNDS

                 MSF ASSET ALLOCATION FUND                            AC STRATEGIC ALLOCATION: MODERATE FUND
                 -------------------------                            --------------------------------------
o   Objective is to realize as high a level of total         o   Objective is to seek long-term capital growth
    return as is consistent with reasonable investment           with some regular income.
    risk.

o   Invests not more than 75% of net assets in either        o   Emphasizes investments in equity securities,
    equity securities or debt securities with maturities         but diversifies with bonds and money market
    greater than one year, and as much as 100% of net            instruments. Draws on growth, value and
    assets in cash or high quality short-term debt               quantitative investment techniques in managing the
    securities.                                                  equity portion of the portfolio, and diversifies
                                                                 among small, medium and large companies.

o   Under normal market conditions, uses a flexible          o   Operating ranges are (i) equity securities:
    policy for allocating its assets according to a              53-73%, (ii) fixed income or debt securities:
    benchmark of 45-75% equities, 20-50% debt and 0-20%          21-41% and (iii) cash equivalents: 0-15%.
    cash or cash equivalents.

o   Up to 50% of net assets may be invested in               o   May invest in any type of foreign equity
    foreign stocks and up to 20% of net assets may be            security that meets certain fundamental and
    invested in non-investment grade obligations.                technical standards and up to 5% of assets in
                                                                 non-investment grade securities.

                                                   SELECT FUNDS

                   MSF GROWTH STOCK FUND                                          AC SELECT FUND
                   ---------------------                                          --------------
o   Objective is long term capital growth. Income is         o   Objective is long term capital growth.
    a secondary consideration.

o   Invests primarily in the equity securities of            o   Looks for stocks of larger-sized companies the
    well-established, medium and large capitalization            managers believe will increase in value over time,
    companies that are selected for their above-average          using an investment strategy developed by American
    earnings growth potential, with an emphasis on high          Century.
    quality companies that have strong financial
    characteristics.

o   Uses a top-down approach that involves                   o   Uses a bottom-up approach to stock selection;
    considering economic outlook, identifying                    managers make their investment decisions based
    growth-oriented industries based on that outlook, and        primarily on their analysis of individual
    evaluating individual companies considering factors          companies, rather than on broad economic forecasts.
    such as management, product outlook, global exposure,
    industry leadership position, and financial
    characteristics.

PURCHASE, REDEMPTION AND EXCHANGE OF SHARES

     The following chart highlights the purchase, redemption and exchange features of the Acquired Funds as compared to such features of the Acquiring
Funds.

       PURCHASE, REDEMPTION AND
           EXCHANGE FEATURES                           ACQUIRED FUNDS                        ACQUIRING FUNDS
       ------------------------                        --------------                        ---------------
Minimum initial investment               o   Regular Account: $1,000          o   Coverdell Education Savings
                                                                                  Account: $2,000

                                         o   Traditional and Roth IRAs:       o   All other accounts: $2,500
                                             $500

                                         o   Other Tax Qualified
                                             Retirement Plans: $50

                                         o   Automatic Investment Plans:
                                             $50

Minimum subsequent investments           o   Regular Account: $100            o   By mail or fax: $50 with an
                                                                                  investment slip or $250 without
                                                                                  an investment slip
                                         o   Traditional and Roth IRAs:       o   By automatic investment
                                             $100                                 service: at least $50 per month
                                                                                  per account
                                         o   Other Tax Qualified
                                             Retirement Plans: $50,000

                                         o   Automatic Investment Plans:
                                             $50

Initial Sales Charge (as a percentage    o   Class A: Up to 4.75%             o   Class A: Up to 5.75% for
    of offering price)                       (reduced or eliminated for           equity funds and up to 4.50% on
                                             purchases of $50,000 or more or      income funds (reduced or
                                             waived in certain circumstances)     eliminated for purchases of
                                                                                  $50,000 or more or waived in
                                                                                  certain circumstances)

                                         o   Class B: None                    o   Class B: None

                                         o   Class C: None

Contingent Deferred Sales Charge (CDSC)  o   Class A: None (except on         o   Class A: None (except a
                                             redemptions of purchases of          CDSC of 1.00% will be charged
                                             $1,000,000 or more held for          on certain purchases of
                                             less than 18 months)                 $1,000,000 or more that are
                                                                                  redeemed within one year of
                                                                                  purchase

                                         o   Class B: Starts at up to         o   Class B: Starts at up to
                                             5.00% (reduced for purchases of      5.00% and declines to 0% after
                                             $50,000 or more) and declines        six years (converts to Class A
                                             to 0% after six years (converts      8 years after purchase)
                                             to Class A 2 years after the
                                             expiration of the CDSC for that
                                             purchase)

                                         o   Class C: 1.00% if shares
                                             are sold within 18 months of
                                             purchase.

Purchases                                By mail (check), wire, telephone,      By telephone, wire, mail or fax,
                                         internet, automatic investing,         online, in person, or automatically
                                         payroll deduction, systematic
                                         exchange, or through your financial
                                         representative

Redemption                               By mail, wire, telephone, internet     By telephone, mail or fax, online,
                                         systematic withdrawals, or through     in person, or automatically
                                         your financial representative

Exchanges                                By mail, telephone or internet         By telephone, mail or fax, online,
                                                                                in person, or automatically

                         CONTINGENT DEFERRED SALES CHARGES ("CDSC") ON SHARES BEING SOLD*

                                       CONTINGENT DEFERRED SALES CHARGE APPLICABLE IN THE YEAR OF REDEMPTION AFTER PURCHASE
                                       ------------------------------------------------------------------------------------
                                                            FOR CLASS B SHARES OF THE ACQUIRED FUNDS**
                                                            ------------------------------------------
AMOUNT OF PURCHASES                      FIRST      SECOND      THIRD      FOURTH      FIFTH      SIXTH       SEVENTH ON
-------------------                      -----      ------      -----      ------      -----      -----       ----------
Less than $50,000                        5.00%       4.00%      3.00%       3.00%      2.00%      1.00%          0.00%
$50,000 but less than $100,000           4.00%       3.00%      3.00%       2.00%      1.00%      0.00%          0.00%
$100,000 but less than $250,000          3.00%       3.00%      2.00%       1.00%      0.00%      0.00%
$250,000 but less than $500,000          3.00%       2.00%      1.00%       0.00%      0.00%
$500,000 but less than $1,000,000        2.00%       1.00%      0.00%       0.00%
$1,000,000 or more                        N/A

  CONTINGENT DEFERRED SALES CHARGE APPLICABLE IN THE YEAR OF REDEMPTION AFTER
               PURCHASE FOR CLASS B SHARES OF THE ACQUIRING FUNDS
  ---------------------------------------------------------------------------

                                                         CDSC as a % of Original
Redemption During                                             Purchase Price
-----------------                                        -----------------------
1st year...............................................           5.00%
2nd year...............................................           4.00%
3rd year...............................................           3.00%
4th year...............................................           3.00%
5th year...............................................           2.00%
6th year...............................................           1.00%
After 6th year.........................................           None

*The  Acquired  Funds  charge a CDSC that  decreases  based on the amount of the initial purchase, whereas the Acquiring Funds charge the same CDSC regardless of the amount of the initial purchase.  No purchases of over $100,000 are permitted in Class B shares of the  Acquiring  Funds.  No purchases of over $1 million are permitted  in Class B shares of the Acquired  Funds,  and Class A shares will be issued for the entire purchase amount. In most instances, redeeming shareholders of the  Acquired  Funds  will be  charged  the same or  lower  CDSCs  than  they otherwise would be charged, but to the extent they are not, American Century has agreed to honor Mason Street's CDSC schedules.

**The  Acquired  Funds  CDSC is imposed on the lesser of the value of the shares redeemed  (exclusive of reinvested  dividends and capital gain distributions) or the cost of such shares.

PRIMARY TAX CONSEQUENCES

     Each  Reorganization  has been  structured  with the intention that it will qualify  for Federal  income tax  purposes  as a tax-free  reorganization  under
Section 368(a) of the Code.  Consummation of the  Reorganizations are subject to the condition that the parties have received either (A) an opinion from E&Y that for federal income tax purposes (i) no gain or loss will be recognized by you or any Acquired Fund, (ii) your basis in the Acquiring Fund shares you receive will be the same as your basis in the  Acquired  Fund shares held by you  immediately prior to the  Reorganizations,  and (iii) your holding  period for the Acquiring
Fund shares will include your holding  period for your Acquired Fund shares;  OR
(B) a private  letter ruling from the IRS covering all of the matters  described above. For a more complete discussion of the tax consequences,  see "Information
About the Transaction - Federal Income Tax Consequences of the Reorganizations,"
page [67] below.

                             PRINCIPAL RISK FACTORS
                             ----------------------

     Many of the investment  risks associated with an investment in the Acquired
Funds are  substantially  the same as those associated with an investment in the corresponding  Acquiring  Fund. A discussion of the principal risks of investing in the  Funds  is set  forth  below.  See the  Acquired  Funds  Prospectus,  the
Acquiring Funds  Prospectuses,  the Acquired Funds SAI, the Acquiring Funds SAIs
and Exhibit II for more detailed discussions of investment risks associated with an investment in the Funds. There is no guarantee that the investment  objective of a Fund will be achieved or that the value of a shareholder's  investment in a
Fund will not decrease. An investment in the Funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency.

SMALL CAP GROWTH FUNDS

     AC-MS Small Cap Growth Fund's principal risks are discussed below.  Because the Small Cap Growth  Funds have  investment  policies and  strategies  that are substantially  the same,  MSF Small Cap Growth Stock Fund is subject to the same or similar risks as those listed below for AC-MS Small Cap Growth Fund.

     o    Market Risk - The value of the Fund's  shares  depends on the value of the stocks and other  securities it owns.  The value of the individual securities  a  Fund  owns  will  go  up  and  down  depending  on  the performance  of the  companies  that issued them,  general  market and economic conditions, and investor confidence. Market performance tends to be cyclical,  and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the Fund's style,  the  Fund's  gain may not be as big as, or its  losses  may be bigger than, other equity funds using different investment styles.

     o    Price  Volatility  - The  value of the  Fund's  shares  may  fluctuate significantly in the short term.

     o    Principal  Loss - At any given time,  Fund shares may be worth more or less than the price paid for them.  In other words,  it is possible to lose money by investing in the Fund.

     o    Growth Stocks - Growth  stocks are typically  priced higher than other stocks, in relation to earnings and other measures,  because investors believe they have more growth potential. This potential may or may not
          be  realized  and  growth   stock   prices  tend  to  fluctuate   more
          dramatically than the overall stock market.

     o    Small Cap  Stocks - Small cap stocks  involve  greater  risks  because smaller companies often have a limited track record,  narrower markets and have more limited managerial and financial  resources than larger, more established companies. The prices of these stocks tend to be more volatile and the issuers face greater risk of business failure.

     o    Microcap  Stocks - Microcap  stocks may involve  greater risks because the prices of microcap securities are generally even more volatile and their  markets  are even less  liquid  relative  to both small cap and large cap securities.

     o    Foreign  Securities - Although the portfolio managers intend to invest the Fund's  assets  primarily in U.S.  stocks,  the Fund may invest in
          securities  of  foreign   companies.   Foreign   investment   involves
          additional risks,  including  fluctuations in currency exchange rates, less stable political and economic conditions, reduced availability of public  information,  and  lack of  uniform  financial  reporting  and regulatory practices similar to those that apply in the United States.
          These factors make investing in foreign  securities  generally riskier than  investing  in U.S.  stocks.  To the extent  the Fund  invests in foreign securities, the overall risk of the Fund could be affected.

     o    Initial Public Offerings ("IPOs") - The Fund's performance also may be affected by investments in IPOs.  IPOs may present  greater risks than other  investments  in stocks because the issuers have no track record as public companies.  The impact of IPO investments may be substantial and positive for a relatively  small fund during  periods when the IPO market is strong.  IPOs may have less performance impact as the Fund's assets grow.

MID CAP GROWTH FUNDS

     AC-MS Mid Cap Growth Fund's  principal risks are discussed  below.  Because the Mid Cap Growth  Funds  have  investment  policies  and  strategies  that are substantially  the same, MSF Aggressive Growth Stock Fund is subject to the same or similar risks as those listed below for AC-MS Mid Cap Growth Fund.

     o    Market Risk - The value of the Fund's  shares  depends on the value of the stocks and other  securities it owns.  The value of the individual securities  a  fund  owns  will  go  up  and  down  depending  on  the performance  of the  companies  that issued them,  general  market and economic conditions, and investor confidence. Market performance tends to be cyclical,  and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the Fund's style,  the  Fund's  gain may not be as big as, or its  losses  may be bigger than, other equity funds using different investment styles.

     o    Price  Volatility  - The  value of the  Fund's  shares  may  fluctuate significantly in the short term.

     o    Principal  Loss - At any given time,  Fund shares may be worth more or less than the price paid for them.  In other words,  it is possible to lose money by investing in the Fund.

     o    Growth Stocks - Growth  stocks are typically  priced higher than other stocks, in relation to earnings and other measures,  because investors believe they have more growth potential. This potential may or may not
          be  realized  and  growth   stock   prices  tend  to  fluctuate   more
          dramatically than the overall stock market.

     o    Mid-Cap Stocks - Mid-cap stocks may involve  greater risks because the value of securities  of medium size,  less  well-known  issuers can be more  volatile than that of  relatively  larger  issuers and can react differently to issuer,  political,  market, and economic  developments than the market as a whole and other types of stocks.

     o    Foreign  Securities - Although the portfolio managers intend to invest the Fund's  assets  primarily in U.S.  stocks,  the Fund may invest in
          securities  of  foreign   companies.   Foreign   investment   involves
          additional risks,  including  fluctuations in currency exchange rates, less stable political and economic conditions, reduced availability of public  information,  and  lack of  uniform  financial  reporting  and regulatory practices similar to those that apply in the United States.
          These factors make investing in foreign  securities  generally riskier than  investing  in U.S.  stocks.  To the extent  the Fund  invests in foreign securities, the overall risk of the Fund could be affected.

     o    Initial Public Offerings ("IPOs") - The Fund's performance also may be affected by investments in IPOs.  IPOs may present  greater risks than other  investments  in stocks because the issuers have no track record as public companies.  The impact of IPO investments may be substantial and positive for a relatively  small fund during  periods when the IPO market is strong.  IPOs may have less  performance  impact as a fund's assets grow.

SELECT BOND FUNDS

     AC-MS Select Bond Fund's principal risks are discussed  below.  Because the
Select Bond Funds have investment policies and strategies that are substantially the same,  MSF Select Bond Fund is subject to the same or similar risks as those listed below for AC-MS Select Bond Fund.

     o    Interest  Rate Risk - When  interest  rates  change,  the Fund's share value will be  affected.  Generally,  when  interest  rates rise,  the
          Fund's share value will  decline.  The opposite is true when  interest rates decline.

     o    Credit Risk - Although  most of the  securities  purchased by the Fund are investment grade debt securities at the time of purchase, the Fund may  invest  part of its  assets  in  securities  rated in the  lowest investment-grade category (e.g., BBB or higher by Standard & Poor's or
          Baa3  or  higher  by  Moody's)  and up to 20% of  its  net  assets  in non-investment  grade securities.  As a result, the Fund is exposed to some credit risk. Although their securities are considered  investment grade,  issuers of BBB-rated  securities  (and  securities  of similar quality)  are  more  likely  to  have  problems  making  interest  and principal payments than issuers of higher-rated securities. Issuers of
          BB-rated securities (and securities of similar quality) are considered even more  vulnerable  to  adverse  business,  financial  or  economic conditions  that could lead to  difficulties in making timely payments of principal and interest.

     o    Liquidity  Risk  -  The  market  for  lower-quality  debt  securities, including  junk bonds,  is  generally  less liquid than the market for higher-quality  debt securities,  and at times it may become difficult to sell the lower-quality debt securities.

     o    Foreign  Securities  - The Fund may  invest in  securities  of foreign companies.  Foreign investment  involves  additional risks,  including fluctuations  in currency  exchange rates,  less stable  political and economic conditions,  reduced availability of public information,  and lack of uniform financial  reporting and regulatory  practices similar to those that apply in the United States.

     o    Principal  Loss - At any given time,  Fund shares may be worth more or less than the price paid for them.  In other words,  it is possible to lose money by investing in the Fund.

     o    High Yield  Securities  - High yield  securities  tend to offer higher yields than higher-rated  securities of comparable  maturities because the historical  financial condition of the issuers of these securities is usually  not as strong as that of other  issuers.  High yield fixed income  securities  usually present greater risk of loss of income and principal than higher-rated securities. For example, because investors generally  perceive  that  there are  greater  risks  associated  with investing in medium or lower rated securities, the yields and price of such  securities may tend to fluctuate more than those of higher-rated securities.  Moreover,  in the  lower  quality  segments  of the fixed
          income   securities    market,    changes   in   perception   of   the
          creditworthiness  of individual  issuers tend to occur more frequently and in a more  pronounced  manner  than do changes  in higher  quality segments of the fixed income securities market. The yield and price of medium to lower rated  securities  therefore  may  experience  greater volatility than is the case with higher-rated securities.

     o    Mortgage-Backed  and Asset-Backed  Securities - The Fund may invest in debt  securities  backed by  mortgages  or assets  such as credit card receivables.  These underlying  obligations may be prepaid,  as when a homeowner  refinances  a  mortgage  to  take  advantage  of  declining interest rates.  If so, the Fund must reinvest  prepayments at current rates,  which  may be less  than  the  rate of the  prepaid  mortgage.
          Because  of this  prepayment  risk,  the Fund may  benefit  less  from declining  interest  rates than funds of similar  maturity that invest heavily in mortgage- and asset-backed securities.

     o    Derivatives  -  The  use  of  derivative  instruments  involves  risks different  from, or possibly  greater than, the risks  associated with investing  directly in securities and other  traditional  instruments.
          Derivatives  are  subject to a number of risks,  including  liquidity, interest rate,  market, and credit risk. They also involve the risk of mispricing or improper  valuation,  the risk that changes in the value of the  derivative  may not correlate  perfectly  with the  underlying asset,  rate or index,  and the risk of default or  bankruptcy  of the other  party to the swap  agreement.  Gains or losses  involving  some futures,  options,  and other derivatives may be substantial - in part because a  relatively  small price  movement in these  securities  may result in an immediate and substantial gain or loss for the Fund.

HIGH-YIELD BOND FUNDS

     AC-MS High-Yield Bond Fund's  principal risks are discussed below.  Because the  High-Yield  Bond Funds have  investment  policies and  strategies  that are substantially  the same,  MSF High  Yield  Bond Fund is  subject  to the same or similar risks as those listed below for AC-MS High-Yield Bond Fund.

     o    Interest  Rate Risk - When  interest  rates  change,  the Fund's share value will be  affected.  Generally,  when  interest  rates rise,  the
          Fund's share value will  decline.  The opposite is true when  interest rates decline.

     o    Credit Risk -Issuers of BB-rated securities (and securities of similar quality) are  considered  even more  vulnerable  to adverse  business, financial or economic  conditions  that could lead to  difficulties in making timely payments of principal and interest.

     o    Liquidity  Risk  -  The  market  for  lower-quality  debt  securities, including  junk bonds,  is  generally  less liquid than the market for higher-quality  debt securities,  and at times it may become difficult to sell the lower-quality debt securities.

     o    Foreign  Securities  - The Fund may invest up to 30% of its net assets in foreign  securities.  Foreign investment involves additional risks,
          including   fluctuations  in  currency  exchange  rates,  less  stable political  and economic  conditions,  reduced  availability  of public information,  and lack of uniform  financial  reporting and regulatory practices similar to those that apply in the United States.

     o    Principal  Loss - At any given time,  Fund shares may be worth more or less than the price paid for them.  In other words,  it is possible to lose money by investing in the Fund.

     o    High Yield  Securities  - High yield  securities  tend to offer higher yields than higher-rated  securities of comparable  maturities because the historical  financial condition of the issuers of these securities is usually  not as strong as that of other  issuers.  High yield fixed income  securities  usually present greater risk of loss of income and principal than higher-rated securities. For example, because investors generally  perceive  that  there are  greater  risks  associated  with investing in medium or lower rated securities, the yields and price of such  securities may tend to fluctuate more than those of higher-rated securities.  Moreover,  in the  lower  quality  segments  of the fixed
          income   securities    market,    changes   in   perception   of   the
          creditworthiness  of individual  issuers tend to occur more frequently and in a more  pronounced  manner  than do changes  in higher  quality segments of the fixed income securities market. The yield and price of medium to lower rated  securities  therefore  may  experience  greater volatility than is the case with higher-rated securities.

     o    Derivatives  -  The  use  of  derivative  instruments  involves  risks different  from, or possibly  greater than, the risks  associated with investing  directly in securities and other  traditional  instruments.
          Derivatives  are  subject to a number of risks,  including  liquidity, interest rate,  market, and credit risk. They also involve the risk of mispricing or improper  valuation,  the risk that changes in the value of the  derivative  may not correlate  perfectly  with the  underlying asset,  rate or index,  and the risk of default or  bankruptcy  of the other  party to the swap  agreement.  Gains or losses  involving  some futures,  options,  and other derivatives may be substantial - in part because a  relatively  small price  movement in these  securities  may result in an immediate and substantial gain or loss for the Fund.

EQUITY INDEX FUNDS

     AC Equity Index Fund's  principal  risks are discussed  below.  Because the
Equity  Index  Funds  have   investment   policies  and   strategies   that  are
substantially  the same,  MSF Index 500  Stock  Fund is  subject  to the same or similar risks as those listed below for AC Equity Index Fund.

     o    Market Risk - The value of the Fund's  shares  depends on the value of the stocks and other  securities it owns.  The value of the individual securities  a  fund  owns  will  go  up  and  down  depending  on  the performance  of the  companies  that issued them,  general  market and economic conditions, and investor confidence. Market performance tends to be cyclical,  and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the Fund's style,  the  Fund's  gain may not be as big as, or its  losses  may be bigger than, other equity funds using different investment styles.

     o    Price  Volatility  - The  value of the  Fund's  shares  may  fluctuate significantly in the short term.

     o    Principal  Loss - At any given time,  Fund shares may be worth more or less than the price paid for them.  In other words,  it is possible to lose money by investing in the Fund.

     o    Diversification   Risk  -  It  is  intended  that  the  Fund  will  be
          diversified  to the extent that the S&P 500(R)  Index is  diversified.
          Because of the  composition  of the S&P 500(R)  Index,  it is possible that a relatively high percentage of the Fund's assets may be invested in the securities of a limited number of issuers, some of which may be in the same  industry  or  economic  sector.  As a result,  the Fund's portfolio  may be more  sensitive  to changes in the market value of a single  issuer or industry  than other  equity  funds using  different investment styles.

EQUITY GROWTH FUNDS

     AC Equity Growth Fund's  principal risks are discussed  below.  Because the investment  policies  and  strategies  of MSF Large Cap Core  Stock  Fund and AC
Equity Growth Fund are substantially  similar,  MSF Large Cap Core Stock Fund is also subject to the risks listed below for AC Equity Growth Fund.

     o    Market Risk - The value of the Fund's  shares  depends on the value of the stocks and other  securities it owns.  The value of the individual securities  a  fund  owns  will  go  up  and  down  depending  on  the performance  of the  companies  that issued them,  general  market and economic conditions, and investor confidence. Market performance tends to be cyclical,  and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the Fund's style,  the  Fund's  gain may not be as big as, or its  losses  may be bigger than, other equity funds using different investment styles.

     o    Price  Volatility  - The  value of the  Fund's  shares  may  fluctuate significantly in the short term.

     o    Principal  Loss - At any given time,  Fund shares may be worth more or less than the price paid for them.  In other words,  it is possible to lose money by investing in the Fund.

     o    Initial Public Offerings ("IPOs") - The Fund's performance also may be affected by investments in IPOs.  IPOs may present  greater risks than other  investments  in stocks because the issuers have no track record as public companies.  The impact of IPO investments may be substantial and positive for a relatively  small fund during  periods when the IPO market is strong.  IPOs may have less  performance  impact as a fund's assets grow.

MSF Large Cap Core Stock Fund is subject to the additional risks listed below.

     o    Growth Stock Risk - Growth  stocks are  typically  priced  higher than other  stocks,  in relation to earnings  and other  measures,  because investors believe they have more growth potential.  This potential may or may not be realized and growth stock prices tend to fluctuate  more dramatically than the overall stock market.

     o    Value  Stock  Risk - Value  stocks  are  selected  because  they  seem attractively  priced. The main risks are that the relatively low price for a stock may turn out to reflect low value or low growth potential, or the market may not recognize the real value of the stock for a long time.

INTERNATIONAL FUNDS

     AC International Value Fund's principal risks are discussed below.  Because the  International  Funds  have  investment  policies  and  strategies  that are substantially the same, MSF International  Equity Fund is subject to the same or similar risks as those listed below for AC International Value Fund.

     o    Market Risk - The value of the Fund's  shares  depends on the value of the stocks and other  securities it owns.  The value of the individual securities  a  fund  owns  will  go  up  and  down  depending  on  the performance  of the  companies  that issued them,  general  market and economic conditions, and investor confidence. Market performance tends to be cyclical,  and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the Fund's style,  the  Fund's  gain may not be as big as, or its  losses  may be bigger than, other equity funds using different investment styles.

     o    Price  Volatility  - The  value of the  Fund's  shares  may  fluctuate significantly in the short term.

     o    Principal  Loss - At any given time,  Fund shares may be worth more or less than the price paid for them.  In other words,  it is possible to lose money by investing in the Fund.

     o    Style Risk - If the market does not  consider  the  individual  stocks purchased  by the Fund to be  undervalued,  the  value  of the  Fund's shares  may not rise as high as other  funds and may in fact  decline, even if stock prices generally are increasing.

     o    Foreign Risk - The Fund invests primarily in foreign securities, which are generally riskier than U.S.  securities.  As a result, the Fund is subject to foreign risk,  meaning that political events (such as civil unrest,  national  elections  and  imposition  of exchange  controls),
          social  and  economic   events  (such  as  labor  strikes  and  rising
          inflation),  and natural  disasters  occurring in a country  where the
          Fund  invests  could cause the Fund's  investments  in that country to experience gains or losses.

     o    Currency  Risk -  Investments  in  foreign  countries  are  subject to currency  risk,  meaning  that  because  the  Fund's  investments  are generally denominated in foreign currencies, the Fund could experience gains or losses based  solely on changes in the exchange  rate between foreign currencies and the U.S. dollar.

     o    Small Company Foreign  Securities - Investing in securities of smaller foreign companies  generally  presents unique risks in addition to the typical risks of investing in foreign  securities.  Smaller  companies may have  limited  resources,  trade  less  frequently  and have  less publicly  available  information.  They may also be more  sensitive to changing economic  conditions.  These factors may cause investments in smaller foreign companies to experience more price volatility.

     o    Emerging  Market  Securities  -  Investing  in  securities  located in emerging market countries  generally is also riskier than investing in securities  of  companies  located  in  foreign  developed  countries.
          Emerging  market  countries  may  have  unstable   governments  and/or
          economies  that are  subject to sudden  change.  These  changes may be magnified by the countries'  emergent financial markets,  resulting in significant  volatility  to  investments  in  these  countries.  These countries  also may lack the legal,  business and social  framework to support securities markets.

ASSET ALLOCATION FUNDS

     AC Strategic  Allocation:  Moderate  Fund's  principal  risks are discussed below.  Although  the  investment  policies  and  strategies  are  substantially similar,  MSF Asset  Allocation  Fund is subject to the same or similar risks as those listed below for AC Strategic Allocation: Moderate Fund.

     o    Market Risk - The value of the Fund's  shares  depends on the value of the stocks and other  securities it owns.  The value of the individual securities  a  fund  owns  will  go  up  and  down  depending  on  the performance  of the  companies  that issued them,  general  market and economic conditions, and investor confidence. Market performance tends to be cyclical,  and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the Fund's style,  the  Fund's  gain may not be as big as, or its  losses  may be bigger than, other equity funds using different investment styles.

     o    Interest  Rate Risk - When  interest  rates  change,  the value of the
          Fund's  fixed income  securities  will be  affected.  Generally,  when interest rates rise, the Fund's share value will decline. The opposite is true when interest rates decline.

     o    Credit Risk - Although  most of the debt  securities  purchased by the
          Fund are investment grade securities at the time of purchase, the Fund may  invest  part of its  assets  in  securities  rated in the  lowest investment-grade category (e.g., BBB or higher by Standard & Poor's or
          Baa3  or  higher  by  Moody's)  and  up to 5% of  its  net  assets  in non-investment  grade securities.  As a result, the Fund is exposed to some credit risk. Although their securities are considered  investment grade,  issuers of BBB-rated  securities  (and  securities  of similar quality)  are  more  likely  to  have  problems  making  interest  and principal payments than issuers of higher-rated securities. Issuers of
          BB-rated securities (and securities of similar quality) are considered even more  vulnerable  to  adverse  business,  financial  or  economic conditions  that could lead to  difficulties in making timely payments of principal and interest.

     o    Principal  Loss - At any given time,  Fund shares may be worth more or less than the price paid for them.  In other words,  it is possible to lose money by investing in the Fund.

     o    Foreign  Securities - Although the portfolio managers intend to invest the Fund's  assets  primarily in U.S.  stocks,  the Fund may invest in
          securities  of  foreign   companies.   Foreign   investment   involves
          additional risks,  including  fluctuations in currency exchange rates, less stable political and economic conditions, reduced availability of public  information,  and  lack of  uniform  financial  reporting  and regulatory practices similar to those that apply in the United States.
          These factors make investing in foreign  securities  generally riskier than  investing  in U.S.  stocks.  To the extent  the Fund  invests in foreign securities, the overall risk of the Fund could be affected.

     o    Initial Public Offerings ("IPOs") - The Fund's performance also may be affected by investments in IPOs.  IPOs may present  greater risks than other  investments  in stocks because the issuers have no track record as public companies.  The impact of IPO investments may be substantial and positive for a relatively  small fund during  periods when the IPO market is strong.  IPOs may have less  performance  impact as a fund's assets grow.

LARGE CAP GROWTH FUNDS

     AC Select Fund's  principal risks are discussed  below.  Because both Large
Cap Growth Funds have investment  policies and strategies that are substantially similar,  MSF Growth Stock Fund is subject to the same or similar risks as those listed below for AC Select Fund.

     o    Growth Stock Risk - Growth  stocks are  typically  priced  higher than other  stocks,  in relation to earnings  and other  measures,  because investors believe they have more growth potential.  This potential may or may not be realized and growth stock prices tend to fluctuate  more dramatically than the overall stock market.

     o    Market Risk - The value of the Fund's  shares  depends on the value of the stocks and other  securities it owns.  The value of the individual securities  a  fund  owns  will  go  up  and  down  depending  on  the performance  of the  companies  that issued them,  general  market and economic conditions, and investor confidence. Market performance tends to be cyclical,  and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the Fund's style,  the  Fund's  gain may not be as big as, or its  losses  may be bigger than, other equity funds using different investment styles.

     o    Price  Volatility  - The  value of the  Fund's  shares  may  fluctuate significantly in the short term.

     o    Principal  Loss - At any given time,  Fund shares may be worth more or less than the price paid for them.  In other words,  it is possible to lose money by investing in the Fund.

     o    Foreign  Securities - Although the portfolio managers intend to invest the Fund's  assets  primarily in U.S.  stocks,  the Fund may invest in
          securities  of  foreign   companies.   Foreign   investment   involves
          additional risks,  including  fluctuations in currency exchange rates, less stable political and economic conditions, reduced availability of public  information,  and  lack of  uniform  financial  reporting  and regulatory practices similar to those that apply in the United States.
          These factors make investing in foreign  securities  generally riskier than  investing  in U.S.  stocks.  To the extent  the Fund  invests in foreign securities, the overall risk of the Fund could be affected.

     Because  MSF  Growth  Stock  Fund also  invests  in  medium  capitalization companies, in addition to large capitalization  companies, MSF Growth Stock Fund is exposed to the following additional risk.

     o    Mid-cap Stock Risk - Mid-cap  stocks may involve  greater risk because the value of securities of medium size, less well-known issuers can be more  volatile than that of  relatively  larger  issuers and can react differently  to issuer,  political,  market and economic  developments than the market as a whole and other types of stocks.

MUNICIPAL BOND FUNDS

     AC Long-Term  Tax-Free Fund's principal risks are discussed below.  Because the  Municipal  Bond Funds have  investment  policies  and  strategies  that are substantially  the  same,  MSF  Municipal  Bond Fund is  subject  to the same or similar risks as those listed below for AC Long-Term Tax-Free Fund.

     o    Interest  Rate Risk - When  interest  rates  change,  the Fund's share value will be  affected.  Generally,  when  interest  rates rise,  the
          Fund's share value will  decline.  The opposite is true when  interest rates  decline.  Because  the  Fund  has  a  longer  weighted  average maturity, it is likely to be more sensitive to interest rate changes.

     o    Credit Risk - Although  most of the  securities  purchased by the Fund are investment grade debt securities at the time of purchase, the Fund may  invest  part of its  assets  in  securities  rated in the  lowest investment-grade category (e.g., BBB or higher by Standard & Poor's or
          Baa3  or  higher  by  Moody's)  and up to 20% of  its  net  assets  in non-investment  grade securities.  As a result, the Fund is exposed to some credit risk. Although their securities are considered  investment grade,  issuers of BBB-rated  securities  (and  securities  of similar quality)  are  more  likely  to  have  problems  making  interest  and principal payments than issuers of higher-rated securities. Issuers of
          BB-rated securities (and securities of similar quality) are considered even more  vulnerable  to  adverse  business,  financial  or  economic conditions  that could lead to  difficulties in making timely payments of principal and interest.

     o    Municipality  Risk - Because the Fund  invests  primarily in municipal securities,  it will be  sensitive  to events  that  affect  municipal markets.  The Fund may have a higher  level of risk  than  funds  that invest in a larger universe of securities.

     o    Derivatives  -  The  use  of  derivative  instruments  involves  risks different  from, or possibly  greater than, the risks  associated with investing  directly in securities and other  traditional  instruments.
          Derivatives  are  subject  to a number of risks  including  liquidity, interest rate,  market and credit risk.  They also involve the risk of mispricing or improper  valuation,  the risk that changes in the value of the  derivative  may not correlate  perfectly  with the  underlying asset,  rate or index,  and the risk of default or  bankruptcy  of the other  party to a swap  agreement.  Gains  or  losses  involving  some futures,  options and other  derivatives may be substantial -- in part because a  relatively  small price  movement in these  securities  may result in an immediate and substantial gain or loss for the Fund.

     o    Taxes - There is no  guarantee  that  all of the  Fund's  income  will remain  exempt  from  federal  or  state  income  taxes.  Income  from municipal bonds held by the fund could be declared  taxable because of unfavorable  changes  in  tax  laws,  adverse  interpretations  by the
          Internal  Revenue  Service or state tax  authorities,  or noncompliant conduct of a bond issuer.

     o    Liquidity  Risk  -  The  market  for  lower-quality  debt  securities, including  junk bonds,  is  generally  less liquid than the market for higher-quality  debt securities,  and at times it may become difficult to sell the lower-quality debt securities.

     o    Principal  Loss - At any given time,  Fund shares may be worth more or less than the price paid for them.  In other words,  it is possible to lose money by investing in the Fund.

                        INFORMATION ABOUT THE TRANSACTION
                        ---------------------------------

TERMS OF THE PLAN

     Under the Plan of Reorganization,  each Acquiring Fund will acquire the net assets of the respective Acquired Fund solely in exchange for an equal aggregate value of  Corresponding  Shares  of such  Acquiring  Fund.  Upon  receipt  by an
Acquired Fund of  Corresponding  Shares,  the Acquired Fund will distribute such
Corresponding  Shares to its  shareholders,  as described  below. All issued and outstanding  shares of the Acquired  Funds will be cancelled,  and each Acquired
Fund's  existence  as a separate  investment  portfolio  of Mason Street will be terminated  as  soon  as  practicable  following  consummation  of the  relevant
Reorganization.

     The assets  transferred by an Acquired Fund to its corresponding  Acquiring
Fund will include all investments of such Acquired Fund held in its portfolio as of the  Valuation  Time and all other  assets of such  Acquired  Fund as of such time.  Each Acquired Fund will discharge all of its  liabilities and obligations prior to the Closing Date, other than the ordinary course liabilities  reflected in such Acquired  Fund's net asset value incurred by such Acquired Fund prior to the Closing Date in connection with its on-going business operations  (including accrued fees and expenses  and  payables for  securities  purchased or for share redemptions)  (the  "Acquired  Fund Ordinary  Course  Liabilities").  Subject to
receiving  the requisite  approval of the  shareholders  of each Acquired  Fund, including the Class C shareholders  of MSF Small Cap Growth Fund, MSF Aggressive
Growth Fund, MSF Growth Stock Fund,  MSF Select Bond Fund,  MSF High-Yield  Bond
Fund, and MSF Asset  Allocation Fund voting  separately as a class,  and certain other  conditions  contained  in the Plan,  the  Acquiring  Fund will assume and thereafter in due course pay and fully satisfy the Acquired Fund Ordinary Course
Liabilities.  None of the Acquiring Funds will assume or agree to pay,  satisfy, discharge or perform any  contingent  liabilities,  or any  liabilities  arising under any plan adopted by any Acquired Fund under Rule 12b-1 with respect to the sale of any Acquired Fund's shares prior to the Closing Date.

     VALUATION

     Each Acquired Fund will distribute the Corresponding  Shares received by it in connection with its  Reorganization  pro rata to its shareholders in exchange for such  shareholders'  proportional  interests  in such  Acquired  Fund.  Each shareholder  of an  Acquired  Fund  will  receive  the  same  percentage  of the aggregate  number of shares issued in the  Reorganization  by the  corresponding
Acquiring Fund as such shareholder  owned of the Acquired Fund immediately prior to the  Reorganization.  Purchase orders for an Acquired Fund's shares that have not been  settled  as of the  Valuation  Time will be  treated as assets of such
Acquired Fund for purposes of the respective Reorganization; redemption requests with  respect  to an  Acquired  Fund's  shares  that have not  settled as of the
Valuation Time will be treated as liabilities of such Acquired Fund for purposes of the respective Reorganization.

     When  calculating  the value of the Acquired  Fund's shares with respect to the  Reorganization,  the net asset value of an Acquired  Fund's  shares will be determined in accordance  with the  procedures  set forth under "Share Price and
Distributions"  and "Valuation of a Fund's  Securities" in the Acquiring  Funds'
Prospectuses  and SAI, and in  accordance  with the Acquiring  Funds'  valuation procedures.  While the  valuation  procedures  used by the  Acquiring  Funds are comparable in many respects to those used by the Acquired Funds,  differences in the procedures,  particularly  with respect to the valuation of debt securities, may  result  in  individual  securities  held by the  Acquired  Funds  having  a different value at the Valuation Time than used to calculate the net asset value of the  Acquired  Fund prior  thereto.  As a result,  the  dollar  value of your investment may be slightly higher or lower after the Reorganization  than it was before.  The amount of any such variation is not  anticipated to be material and will result solely from the differences in valuation  methods used by the funds, not any change in the intrinsic value of your investment.

     The primary difference in valuation  procedures relates to the valuation of fixed  income  securities  and the  procedures  used to  determine  the value of securities when a market price is not reflective of a security's fair value. The
Acquired Funds value fixed income  securities  using the "bid" price as reported by a commercial pricing service. The Acquiring Funds, on the other hand, use the mean  between the "bid" price and the "ask" price  reported by the same  primary commercial pricing service. At the Valuation Time, this difference should result in the  dollar  value of your  investment  in fixed  income or asset  allocation
Acquiring Funds being slightly higher than before the Reorganization.

     Both  the  Acquired  and  Acquiring   Funds  have  procedures  for  valuing
securities in situations where the last quoted market price is determined to not reflect the securities' fair value. In those situations,  the security is valued at its fair  value  as  determined  in good  faith  by,  or in  accordance  with procedures  adopted by, the Fund's board or its designee (a process  referred to as "fair valuing" the security).  Fair value  determinations  involve  judgments that are inherently subjective. As a result, the Funds may not always fair value securities  on the same day,  fair value the same  securities on days where fair value  pricing  is used or  arrive  at the same  fair  value  price for the same security.  Consequently, if any security held by the Acquired Funds require fair valuation at the Valuation Time, the differences in valuation  procedures  could result in the dollar value of your investment  being higher or lower than before the Reorganization.

     The  Reorganizations  are not  anticipated to result in dilution of the net asset value of the Acquired Funds or the Acquiring Funds  immediately  following their consummation.

     EXPENSES

     The expenses  associated with the  Reorganization are not being paid by the
Funds.  Each  of  The  Northwestern  Mutual  Insurance  Company   ("Northwestern
Mutual"),  a Wisconsin  mutual  insurance  corporation and the parent company of
MSA, and American Century  Companies,  Inc.  ("American Century  Companies"),  a
Delaware  corporation and the parent company of American Century and ACGIM, will pay their own respective internal costs and expenses incurred in connection with the negotiation and consummation of the Reorganizations,  and any external costs and expenses  that they have not agreed to share.  Each has agreed to pay 50% of certain shared expenses.

     SHAREHOLDER APPROVAL

     The  completion of each  Reorganization  is conditioned  upon,  among other things, the receipt of certain shareholder approvals. The Mason Street Board has conditioned  approval of the  Reorganizations  on the receipt of the affirmative vote of the (a) respective  Acquired  Fund's  shareholders  representing no less than a majority  of the  outstanding  voting  securities  of that  Fund,  voting together as a single  class,  cast at a meeting at which a quorum is present and
(b) in the case of MSF Small Cap Growth Fund,  MSF  Aggressive  Growth Fund, MSF
Growth Stock Fund, MSF Select Bond Fund, MSF High-Yield Bond Fund, and MSF Asset
Allocation  Fund,  shareholders  representing  no less  than a  majority  of the outstanding  Class C shares voting  separately as a class.  "Majority"  for this purpose under the  Investment  Company Act means the lesser of (i) more than 50%
of the  outstanding  shares  or  (ii)  67% or  more  of the  shares  present  or represented  by proxy at the Meeting if more than 50% of such shares are present or represented by proxy.

     AMENDMENTS AND CONDITIONS

     The Plan of Reorganization  may be amended at any time prior to the Closing
Date with respect to any of the terms therein.  The obligations of each Acquired
Fund and Acquiring  Fund pursuant to the Plan of  Reorganization  are subject to
various   conditions,   including  the  requisite  approval  of  the  respective
Reorganization by such Acquired Fund's  shareholders,  the receipt of an opinion as to tax  matters or a private  letter  ruling from the IRS  regarding  the tax consequences  of the  Reorganization,  and the  confirmation  by the  respective
Acquired Fund and Acquiring Fund of the continuing  accuracy of their respective representations and warranties contained in the Plan of Reorganization.

     TERMINATION AND POSTPONEMENT

     The  Plan of  Reorganization  may be  terminated,  and the  Reorganizations abandoned  at  any  time  (whether  before  or  after  approval  thereof  by the shareholders of a particular  Acquired Fund),  prior to the Closing Date, or the
Closing Date may be postponed,  by mutual agreement of the parties,  or by Mason
Street or the American Century Issuers, following notice in writing to the other party prior to the Closing Date, that: (i) the Board of Trustees or Directors of such party, as applicable,  has determined that the  Reorganization is no longer in the best interests of its  shareholders;  (ii) any Governmental  Authority of
competent   jurisdiction   has  issued  any  final,   non-appealable   judgment,
injunction,  order,  ruling or decree  or taken  any other  action  restraining, enjoining or otherwise  prohibiting any Reorganization  (provided that the party seeking to terminate the Plan of Reorganization  pursuant to this provision must have used its reasonable best efforts to have such judgment,  injunction, order, ruling, decree or other action lifted,  vacated or denied); (iii) there has been a breach by either  party of any of the  covenants or  agreements  or any of the representations  or warranties  set forth in the Plan of  Reorganization  on the part of such party, which breach, either individually or in the aggregate, would result in, if occurring and  continuing on the Closing Date,  the failure of the condition set forth in the Plan of Reorganization, and which breach has not been cured within 30 days following written notice thereof to the breaching party or, by its nature, cannot be cured within such time period; or (iv) the Closing Date has not occurred on or before May 31, 2006 (provided that the right to terminate the Plan of Reorganization under this provision will not be available to a party whose failure to comply with any  provisions of the Plan of  Reorganization  has been the cause of or resulted in the failure of the Closing  Date to occur on or before such date).  Governmental  Authority  shall mean any  federal,  national, supranational,  state, provincial,  local, or similar government,  governmental, regulatory, self-regulatory or administrative authority, agency or commission or any court, tribunal, or judicial or arbitral body.

     POST-REORGANIZATION SERVICE PROVIDERS

     Upon consummation of the Reorganization, American Century will serve as the investment  advisor for all of the Acquiring  Funds except for AC  International
Value Fund,  which will be advised by ACGIM.  MSA will serve as the  sub-advisor for the Adopted and Sub-Advised  Funds;  Templeton will serve as the sub-advisor for AC International  Value Fund,  Barclays will serve as the sub-advisor for AC
Equity Index Fund,  and ACGIM will serve as the  sub-advisor of the AC Strategic
Allocation:  Moderate  Fund  with  respect  to that  fund's  non-U.S.  portfolio holdings.

     Upon  consummation  of the  Reorganizations,  American  Century  Investment
Services,  Inc. ("ACIS"), a Missouri corporation and a broker-dealer  registered as such under the Securities Exchange Act of 1934, will serve as the distributor and principal  underwriter for each of the Funds, and American Century Services,
LLC ("ASC"), a Delaware limited liability company,  will serve as transfer agent and administrative agent for each of the Funds.

     CONSUMMATION OF THE REORGANIZATIONS

     If  the  shareholders  of  each  Acquired  Fund,   including  the  Class  C
shareholders  of MSF Small Cap Growth Fund,  MSF  Aggressive  Growth  Fund,  MSF
Growth Stock Fund, MSF Select Bond Fund, MSF High-Yield Bond Fund, and MSF Asset
Allocation Fund voting separately as a class, approve the Reorganizations at the
Meeting, all required regulatory approvals are obtained,  and all conditions are either met or waived, it is expected that the Reorganizations will take place on
March 31, 2006. Each  Reorganization  is dependent on the  consummation of every other Reorganization.

ISSUANCE AND DISTRIBUTION OF CORRESPONDING SHARES

     On the  Closing  Date,  each  Acquiring  Fund will issue to the  respective
Acquired  Fund a  number  of  full  and  fractional  Corresponding  Shares,  the aggregate  net asset value of which will equal the  aggregate net asset value of shares  of such  Acquired  Fund as of the  Valuation  Time,  after  valuing  the securities  held by such Acquired  Fund as described  under "Terms of the Plan -
Valuation"  above.  The Acquired  Fund will then  distribute  the  Corresponding
Shares received by it pro rata to its shareholders of record as of the Valuation
Time in exchange for such shareholders'  proportional interests in such Acquired
Fund.

     In connection with the Reorganizations, shareholders will receive the class of Corresponding Shares set forth in the chart below:

           Mason Street Fund                     American Century Fund              Corresponding Shares
           -----------------                     ---------------------              --------------------
           (Acquired Funds)                        (Acquiring Funds)
---------------------------------------- -------------------------------------- --------------------------
MSF Small Cap Growth Stock Fund          AC-MS Small Cap Growth Fund            Class A - Class A
                                                                                Class B - Class B
                                                                                Class C - Class A

---------------------------------------- -------------------------------------- --------------------------
MSF Aggressive Growth Stock Fund         AC-MS Mid Cap Growth Fund              Class A - Class A
                                                                                Class B - Class B
                                                                                Class C - Class A

---------------------------------------- -------------------------------------- --------------------------
MSF Select Bond Fund                     AC-MS Select Bond Fund                 Class A - Class A
                                                                                Class B - Class B
                                                                                Class C - Class A

---------------------------------------- -------------------------------------- --------------------------
MSF High Yield Bond Fund                 AC-MS High-Yield Bond Fund             Class A - Class A
                                                                                Class B - Class B
                                                                                Class C - Class A

---------------------------------------- -------------------------------------- --------------------------
MSF Index 500 Stock Fund                 AC Equity Index Fund                   Class A - Investor Class
                                                                                Class B - Investor Class

---------------------------------------- -------------------------------------- --------------------------
MSF Large Cap Core Stock Fund            AC Equity Growth Fund                  Class A - Advisor Class
                                                                                Class B - Advisor Class

---------------------------------------- -------------------------------------- --------------------------
MSF International Equity Fund            AC International Value Fund            Class A - Class A
                                                                                Class B - Class B

---------------------------------------- -------------------------------------- --------------------------
MSF Asset Allocation Fund                AC Strategic Allocation: Moderate      Class A - Class A
                                         Fund                                   Class B - Class B
                                                                                Class C - Class A

---------------------------------------- -------------------------------------- --------------------------
MSF Growth Stock Fund                    AC Select Fund                         Class A - Class A
                                                                                Class B - Class B
                                                                                Class C - Class A

---------------------------------------- -------------------------------------- --------------------------
MSF Municipal Bond Fund                  AC Long-Term Tax-Free Fund             Class A - Class A
                                                                                Class B - Class B

---------------------------------------- -------------------------------------- --------------------------

REASONS FOR THE REORGANIZATIONS

     In November  2004,  MSA informed the Mason Street Board that it intended to engage in discussions with third parties regarding the potential  reorganization of the Mason Street Funds. These discussions were part of a strategic initiative to benefit Mason Street Funds  shareholders  through a transaction  with a third party whose existing  mutual fund business,  when combined with the Mason Street
Funds, would potentially maximize economies of scale for the Funds, increase the likelihood of asset growth through increased  distribution  capabilities,  offer more efficient  operations,  provide solid  investment  performance  and greater diversification of investment portfolios.

     MSA, with the assistance of an independent financial consultant,  developed a list of a  number  of  potential  reorganization  candidates.  Each  potential
candidate  was  evaluated  based  on  its  overall   advisory  and  distribution
capabilities  and  reputation in the mutual fund industry.  After  narrowing the
list,  MSA  examined  the   appropriateness  of  each  proposed   reorganization
candidate's comparable portfolio compared to each Mason Street Fund on a fund by fund basis,  including the quality of the investment  performance  records,  the compatibility of investment styles and the level of expenses.

     At each meeting of the Board of Directors  subsequent  to the November 2004 meeting, the Mason Street Board received progress reports from MSA. During these sessions,  MSA updated the Mason Street Board on the status of its conversations with  potential  reorganization  candidates,  including  American  Century,  and discussed alternatives to a fund merger.

     In July 2005, MSA entered into further  discussions  with American  Century regarding  the  proposed  combination  of the Mason  Street  Funds with  certain existing  portfolios  of the  American  Century  Family  of Funds.  The  parties exchanged  preliminary  information  and  proposals  and began to negotiate  the potential terms of the transaction.  After negotiations over several months, the parties  agreed in  principle  to the  Reorganizations  described  in this Proxy
Statement/Prospectus   and  agreed  to  present  the  Reorganizations  to  their
respective Boards.

     In advance of its  meeting on August 4, 2005,  the Mason  Street  Board was provided a preliminary  compatibility analysis comparing the Mason Street Funds'
portfolios to the comparable  American Century  portfolio  offerings,  which MSA discussed at the meeting.

     During  October  2005,  members of MSA  conducted  interviews  of the chief investment  officers and certain  members of each  investment team from American
Century who were proposed to manage  significant Mason Street Funds assets after the  Reorganizations.  Members of American Century management  conducted similar interviews  of MSA  personnel  proposed  to manage  the  Newly-Created  American
Century Funds.

     At an in-person  meeting of the Mason Street Board on November 3, 2005 (the
"November  meeting"),  MSA and  American  Century  made an initial  presentation regarding the  Reorganizations.  At the November meeting, the Mason Street Board received  written  materials  that  contained  information  about  the  proposed
Reorganizations,  including an overview of the American Century Family of Funds,
American Century's investment management  capabilities and shareholder services,
ACIS's distribution capabilities,  and the funds into which certain of the Mason
Street Funds were  proposed to be  reorganized.  In  addition,  MSA provided the
Mason Street Board with  comparative fee and expense  information  regarding the
Funds  involved in the  Reorganization,  including  projected pro forma expenses under  American  Century's  unified  fee  structure,  comparative  total  return information  for  the  Existing  American  Century  Funds  and a  comparison  of investment  objectives  and  strategies  for the  Mason  Street  Funds and their respective  Acquiring Funds.  Finally,  MSA provided the Mason Street Board with written materials  regarding the structure of the proposed  Reorganizations  and the expected Federal income tax consequences thereof.

     In  advance  of the  November  meeting,  MSA,  with the  assistance  of its counsel,  conducted  a due  diligence  review of  American  Century.  The review covered the American  Century Funds,  American Century and each American Century entity that provides or was proposed to provide  services to the Acquiring Funds after the Reorganization. With respect to the American Century Funds, the review included,  among  other  things,  (i)  organizational  documents;  (ii)  certain documents filed with the SEC; (iii) certain  service  provider  contracts;  (iv)
certain materials  related to the registration of shares;  (v) certain materials concerning  legal  proceedings and regulatory  matters;  (vi) certain  materials concerning  insurance;  and (vii)  certain fund  policies and  procedures.  With respect to American Century and its affiliates, the review included, among other things, (i) organizational  documents;  (ii) certain materials  concerning legal
proceedings  and  regulatory  matters;   (iii)  various  aspects  of  investment
management and fiduciary  compliance;  (iv) various  aspects of risk  management
processes  and  procedures;   (v)  various  aspects  of  brokerage  and  trading
practices;  (vi) certain personnel matters;  (vii) certain materials  concerning insurance;  (viii) certain  financial  statements;  and (ix) various  aspects of administrative systems.

     At a meeting on December  14,  2005,  the Mason  Street  Board  unanimously
determined  that  the  Reorganizations   were  in  the  best  interests  of  the
shareholders  of  each  Mason  Street  Fund,  and  that  the  interests  of  the shareholders  of each Mason  Street Fund would not be diluted as a result of the
Reorganizations.

     In  determining  whether to approve the  Reorganizations  and to  recommend approval of the  Reorganizations  to Mason Street Fund  shareholders,  the Mason
Street Board made inquiries into all matters deemed  relevant and considered the following, among other things:

     o    The reputation, financial strength and resources of American Century;

     o    The  capabilities,  practices  and  resources  of  American  Century's management  and the other  service  providers to the American  Century
          Funds;

     o    The  viability  of the  Mason  Street  Funds  absent  approval  of the proposed Reorganizations;

     o    The broader product array of the American Century Family of Funds, and the expanded  range of investment  options and exchange  opportunities available to shareholders;

     o    The shareholder services offered by American Century;

     o    The relative  compatibility  of  investment  objectives  and principal investment  strategies of the Acquiring  Funds with those of the Mason
          Street Funds;

     o    The Federal income tax treatment of each of the Reorganizations;

     o    The anticipated effect of the Reorganizations on expense ratios;

     o    The  anticipated   benefits  of  more  efficient  operations  for  the
          Acquiring  Funds and benefits to their  shareholders of promoting more
          efficient   operations  and  enabling   greater   diversification   of
          investments;

     o    The anticipated retention of MSA as sub-advisor to certain of the
          Newly-Created American Century Funds;

     o    The investment management experience of American Century;

     o    The undertaking by Northwestern  Mutual and American  Century to share equally all the costs and expenses of preparing, printing, and mailing this Proxy  Statement/Prospectus and related solicitation expenses for the approvals of the respective Reorganizations; and

     o    The service and  distribution  resources,  and potential  distribution opportunities  that may be available to the Acquiring  Funds after the
          Reorganizations.

Some of these  factors,  which served as the basis for the Mason Street  Board's determination  to approve the  Reorganizations,  are discussed in greater detail below.

     BROADER PRODUCT ARRAY AND ENHANCED RANGE OF INVESTMENT OPTIONS

     Investors in the American  Century  Funds enjoy a wide array of  investment options and  strategies.  At the closing of the  Reorganizations,  the  American
Century Family of Funds is expected to have more than 90 publicly-offered  funds
(25 of which are load funds), including equity funds, international funds, asset allocation  funds,  tax-free  funds  and  income  funds.  This  broad  range  of investment  options  will  permit  an  investor  in  American  Century  Funds to diversify his or her  investments  and to participate  in investment  styles not currently offered by Mason Street. Generally, shareholders may make exchanges of the same class of shares  between  American  Century  Funds  without  additional
charge.   Thus,  if  the  Reorganizations   are  approved,   Mason  Street  Fund
shareholders will have increased  investment options and greater  flexibility to change investments through exchanges. Such exchanges generally are taxable.

     AMERICAN CENTURY SHAREHOLDER SERVICE CAPABILITIES

     American  Century has more than $100 billion in assets under  management as of  September  30,  2005.  In  addition,  the scale and  financial  resources of
American Century allow it to provide,  relative to Mason Street, increased sales
and   service   capabilities   to  fund   shareholders   and   their   financial
intermediaries.  Investors  in the  American  Century  Funds  have  access  to a
telephone   service   operation  (for  both  shareholders  and  their  financial intermediaries),  automated services, and internet services.  Further,  American
Century provides two investor centers and access to other financial products and services.  These  shareholder  services  will be  available to Mason Street Fund shareholders if the Reorganizations are approved.

     LARGER FUND COMPLEX

     Mason  Street Fund  shareholders  have the  potential to benefit from being part of a larger group of funds with greater assets,  thereby  reducing  certain fixed costs (such as legal, compliance and board of directors/trustee  expenses)
as a percentage of fund assets. In addition,  as a result of the Reorganization, certain  funds may benefit as a result of increased  assets and the potential to grow  assets in the funds more  quickly,  which may result in  reaching  certain breakpoints  in  advisory  fee  schedules  sooner than may  otherwise  have been possible.  In addition,  American Century aggregates all assets under management in a particular  investment  discipline  or strategy  (whether in funds or other products)  towards  achieving fund fee breakpoints for those similarly  situated funds. This also allows fee breakpoints to be reached sooner, resulting in lower fees for shareholders.

     PORTFOLIO MANAGEMENT

     American Century has greater depth in its investment  management  personnel than MSA. In addition,  American  Century has retained MSA to act as sub-advisor to the AC-MS Select Bond Fund,  the AC-MS High Yield Bond Fund,  the AC-MS Small
Cap Growth  Fund and the AC-MS Mid Cap Growth  Fund,  and the  individuals  that currently manage the  corresponding  Acquired Funds are expected to manage those funds after the Reorganizations are consummated.

     COMPATIBLE INVESTMENT OBJECTIVES AND STRATEGIES

     As discussed in the section entitled  "Comparison of the Funds - Investment
Policies,"  each  Acquiring  Fund and the  corresponding  Mason Street Fund have investment  objectives and strategies the same or  substantially  the same. As a result,  the  Reorganizations  are  not  expected  to  significantly  alter  the
risk/potential  return  profile  of  any  shareholder's   investment  except  as
described in the comparison  section.  Further,  the  continuation of MSA as the sub-advisor  for the Adopted and  Sub-Advised  Funds are  expected to maintain a
consistent   investment  style  between  those  Mason  Street  Funds  and  their corresponding  Acquiring  Funds.  Because the Acquired  Funds and the  Acquiring
Funds have the same or substantially the same investment  objectives and similar investment strategies,  it is not anticipated that the portfolio securities held by an Acquired Fund will be sold in significant  amounts in order to comply with the  objectives  and  investment  policies of the  respective  Acquiring Fund in connection with the applicable Reorganization.  The Acquired Funds do not intend to  dispose  of assets to an extent or in a manner  that  would  jeopardize  the tax-free nature of the Reorganizations under the Code. The disposition of assets by an Acquired Fund,  however,  may increase the turnover rate for each Acquired
Fund and may result in the  realization  of taxable  gains or losses by Acquired
Fund shareholders.  Following the Reorganizations, an Acquiring Fund may dispose of assets in such a manner that would cause the Acquiring Fund's shareholders to realize a taxable gain or loss.

     COMPARATIVE PERFORMANCE

     The Mason Street Board considered the performance of the Existing  American
Century  Funds in relation to the  performance  of the  corresponding  Acquiring
Funds,  noting that the  performance of the Acquiring  Funds  generally has been better than the Acquired  Funds.  As of September 30, 2005,  the average  annual performance of MSF Index 500 Fund, MSF Large Cap Core Fund, MSF Asset Allocation
Fund and MSF Growth Stock Fund in relation to their  respective  Acquiring Funds was as follows:

                 FUND                             ONE-YEAR       THREE-YEAR     FIVE-YEAR
                 ----                             --------       ----------     ---------
-------------------------------------------------------------------------------------------
American Century Equity Index Fund - Investor      11.87%           16.07%        -1.92%
Class
Mason Street Index 500 Fund - Class A              11.46%           15.82%        -2.22%
Mason Street Index 500 Fund - Class B              10.70%           15.06%        -2.82%
---------------------------------------------- --------------- --------------- ------------
American Century Equity Growth Fund - Advisor      16.44%           19.03%        -0.17%
Class
Mason Street Large Cap Core Fund - Class A         14.21%           13.99%        -3.30%
Mason Street Large Cap Core Fund - Class B         13.46%           13.20%        -3.95%
---------------------------------------------- --------------- --------------- ------------
American Century Strategic Alloc. Mod. Fund -      11.67%           --            --
Class A
American Century Strategic Alloc. Mod. Fund -      11.94%           13.42%         3.41%
Investor Class*

Mason Street Asset Allocation Fund - Class A       12.07%           12.11%         2.14%
Mason Street Asset Allocation Fund - Class C       11.31%           11.37%         1.43%
---------------------------------------------- --------------- --------------- ------------
American Century Strategic Alloc. Mod. Fund -      10.88%           --            --
Class B
American Century Strategic Alloc. Mod. Fund -      11.94%           13.42%         3.41%
Investor Class*

Mason Street Asset Allocation Fund - Class B       11.31%           11.37%         1.44%
---------------------------------------------- --------------- --------------- ------------
American Century Select Fund - Class A              6.26%           --            --
American Century Select Fund - Investor Class*      6.52%           11.34%        -5.71%
Mason Street Growth Stock Fund - Class A           12.88%           10.11%        -4.51%
Mason Street Growth Stock Fund - Class C           12.13%            9.41%        -5.14%
---------------------------------------------- --------------- --------------- ------------
American Century Select Fund - Class B              5.46%           --            --
American Century Select Fund - Investor Class*      6.52%           11.34%        -5.71%
Mason Street Growth Stock Fund - Class B           12.05%            9.39%        -5.15%
---------------------------------------------- --------------- --------------- ------------

*Investor  Class data is provided for  comparison  purposes  only due to limited availability  of performance  information  for Class A and B shares,  which have only been  offered  since  January 31, 2003.  Investor  Class shares carry lower annual expenses than Class A and B shares, by 0.25% and 1.00%, respectively.  As a result, if Class A and B shares had been offered during the periods presented, their performance would be lower than that of the Investor Class shares.

     OPERATING EXPENSES

     The Mason Street Board  considered  the operating  expenses the funds incur and the unified fee American  Century  utilizes.  American  Century  utilizes an
all-inclusive  fee  for  mutual  fund  investment   management  and  shareholder
servicing expenses. The Mason Street Board noted that under the unified fee, the fees of the  Acquiring  Funds  after the  Reorganizations  may not be  increased without  shareholder  approval.  As a result,  any  increase  in costs after the
Reorganizations,  other than those  limited  expenses not covered by the unified fee, will be borne by American Century unless shareholders approve the increase.
The Mason Street Board noted that, as a percentage of net assets,  the pro forma total annual  operating  expenses of the Acquiring  Funds after giving effect to fee waivers, except as noted below, are expected to be the same as or lower than the current total annual operating  expenses of the  corresponding  Mason Street
Funds.

     The total annual operating expenses for the Class B shares of the AC Select
Fund and the AC Strategic  Allocation:  Moderate  Fund are expected to be higher after the Reorganizations than the Class B shares of the corresponding  Acquired
Funds by 0.05%  and  0.07%,  respectively.  In all  other  instances  where  the corresponding  share class of the American  Century Fund's expenses are expected to be higher than that of the Mason  Street  Fund,  the Mason Street Board noted
that  American  Century  had agreed to waive fees or  reimburse  expenses  for a period of two years to the level of the current Mason Street expense caps.  This will have the effect of extending the current expense caps on the affected Mason
Street Funds for two years following the Reorganizations. The Mason Street Board concluded  that the higher fees in the Class B shares for the AC Select Fund and
AC  Strategic  Allocation:  Moderate  Fund were  outweighed  by an  increase  in services,  an expanded product line, and potential benefits from being part of a larger group of funds.

     TAX-FREE REORGANIZATION

     The  Mason  Street  Board  also   considered  the   expectation   that  the
Reorganizations  will be treated as "tax-free"  for Federal income tax purposes.
Prior to the Reorganizations,  if a Mason Street Fund shareholder were to redeem its investment in the Mason Street Funds and invest the proceeds in another fund or other investment product,  such shareholder generally would recognize gain or loss for Federal  income tax  purposes  upon the  redemption  of the shares.  By contrast,  it is intended  that, as a result of the  Reorganizations:  (i) Mason
Street  Fund  shareholders  will not  recognize  a  taxable  gain or loss on the exchange  of their Mason  Street  Funds  shares for shares of the  corresponding
Acquiring Fund; (ii) Mason Street Fund shareholders will have the same aggregate tax cost basis in the  Acquiring  Fund shares  received in  connection  with the
Reorganizations  as in their Mason Street Fund shares;  and (iii)  assuming that
Mason Street Fund shares are held as a capital  asset on the Closing  Date,  the holding  period for  American  Century  Fund shares will  include the period for which such shareholder held its Mason Street Fund shares.

     EXPENSES OF THE REORGANIZATIONS

     Collectively, Northwestern Mutual, American Century or one or more of their
affiliates  will  bear  the  cost  of  the   Reorganizations,   including  proxy
solicitation and tabulation costs. Therefore,  none of the Mason Street Funds or
American Century Funds will bear any of these expenses.

     RECOMMENDATION IN FAVOR OF APPROVAL OF THE PLAN OF REORGANIZATION

     Based  on the  foregoing,  together  with  other  factors  and  information considered to be relevant,  and recognizing  that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the Mason
Street Board concluded that the Reorganizations  present no significant risks or costs (including legal, accounting and administrative costs) that would outweigh the benefits to shareholders discussed above.

     In approving the Reorganizations,  the Mason Street Board, including all of the Mason Street Independent  Directors,  determined that each Reorganization is in the best interests of the respective  Acquired Fund and its shareholders.  In addition,  the Mason Street Board, including all of the Mason Street Independent
Directors,  also  determined  that the  interests  of the  shareholders  of each
Acquired  Fund  would not be  diluted as a result of  effecting  the  respective
Reorganization  because each such shareholder will receive  Corresponding Shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net  asset  value of his or her  shares  of the  Acquired  Fund  outstanding  as
determined   under  the  Acquiring   Fund's  policies  at  the  Valuation  Time.
Consequently,  the Mason Street Board  approved the Plan of  Reorganization  and directed that the Plan of  Reorganization  be submitted to the  shareholders  of each respective Acquired Fund for approval.

     THE MASON STREET BOARD UNANIMOUSLY RECOMMENDS THAT THE SHAREHOLDERS OF EACH
ACQUIRED  FUND  APPROVE  THE  PLAN  OF   REORGANIZATION.   CONSUMMATION  OF  THE
REORGANIZATIONS WITH RESPECT TO EACH FUND IS CONTINGENT UPON THE APPROVAL OF THE
PLAN OF REORGANIZATION BY EVERY OTHER ACQUIRED FUND.

     The American Century Boards of Directors/Trustees  unanimously approved the
Plan of Reorganization on behalf of the Acquiring Funds.

STRATEGIC  AGREEMENT BETWEEN THE NORTHWESTERN  MUTUAL LIFE INSURANCE COMPANY AND
AMERICAN CENTURY COMPANIES, INC.

     In connection with the  Reorganizations,  Northwestern  Mutual and American
Century Companies have entered into a strategic agreement (the "Agreement").

     The  Agreement  provides  generally  that each  party  will use their  best commercial  efforts to consummate  the  Reorganizations  no later than March 31,
2006. More specifically,  under the Agreement  Northwestern  Mutual and American
Century Companies agree to use their best commercial  efforts to cause MSA to be approved as the sub-advisor to the Adopted and Sub-Advised Funds, to be paid the sub-advisory fees described in the Statement of Additional Information, to cause the Acquiring  Funds to offer  load-waived  Class A shares in such Funds offered through  Northwestern  Mutual's  wholly-owned  subsidiary,  Northwestern  Mutual
Investment  Services,   LLC,  for  purchase  by  current  or  retired  officers,
directors,  employees, agents, registered representatives,  employees of agents, and  employees of agencies,  employees of  Northwestern  Mutual and employees of affiliates  of  Northwestern  Mutual  and MSA,  and/or  any of their  spouses or children under the age of 21 or trust or retirement  plans for their benefit and to convert  eligible  existing  shareholders in the Acquired Funds identified by
Northwestern  Mutual to  institutional  or retirement class shares following the
Reorganizations.   The  Agreement   also  provides  for  the  sale  by  MSA  and
Northwestern  Mutual to American Century Companies or its designated  affiliates of certain assets  relating to their business of providing  investment  advisory and other services to the Mason Street Funds (the "Transferred Assets").

     Northwestern  Mutual  and  its  subsidiaries  hold in  excess  of 5% of the outstanding  voting  securities of each Acquired Fund,  other than the MSF Small
Cap Growth Stock Fund. See "Voting  Information - Security Ownership and Certain
Beneficial   Owners  and   Management  of  the  Funds."  Under  the   Agreement,
Northwestern  Mutual  has  agreed  to  ensure  that  upon  the  closing  of  the
Reorganizations,  the net asset value of shares held by it and its  subsidiaries will not be less than the amounts set forth below.

                  Acquired Fund                     Northwestern Mutual
                                                 Minimum Investment Level
          ------------------------------------ --------------------------------
          MSF Aggressive Growth Stock Fund         $136,716,611
          ------------------------------------ --------------------------------
                MSF Select Bond Fund               $30,000,000
          ------------------------------------ --------------------------------
              MSF High Yield Bond Fund             $112,000,000
          ------------------------------------ --------------------------------
            MSF International Equity Fund          $19,920,000
          ------------------------------------ --------------------------------
               MSF Municipal Bond Fund             $16,180,000
          ------------------------------------ --------------------------------
            MSF Large Cap Core Stock Fund          $52,000,000
          ------------------------------------ --------------------------------
                MSF Growth Stock Fund              $37,500,000
          ------------------------------------ --------------------------------
              MSF Index 500 Stock Fund             $11,000,000
          ------------------------------------ --------------------------------
              MSF Asset Allocation Fund                 $0
         ------------------------------------- --------------------------------

     After the Reorganizations, Northwestern Mutual has agreed not to redeem, or to permit its  subsidiaries to redeem,  shares from any Acquiring Fund until (i)
in the case of the Adopted and Sub-Advised  Funds, the third  anniversary of the closing,  unless MSA is terminated as the  sub-advisor to any of such Funds,  in which case redemptions can be made after the second  anniversary of the closing, and (ii) in the case of the other Acquiring Funds, the second anniversary of the closing.  Northwestern  Mutual has no present  plan or  intention  to redeem the above asset  levels  after the  expiration  of the times  discussed  above.  See
"Federal Income Tax Consequences of the Reorganization," below.

     Upon the consummation of the  Reorganizations,  American Century  Companies
has agreed to pay to MSA a transaction fee in consideration for MSA's commitment to serve as the sub-advisor to the Adopted and Sub-Advised Funds, the conveyance of the Transferred Assets, the internal  reorganization and  transaction-related efforts and expenses  incurred by MSA and its affiliates in connection  with the
Reorganizations including legal, administrative and other expenses, Northwestern
Mutual's  commitment to maintain its and its subsidiaries' funds in the Acquired
Funds as  described  above,  and MSA's  efforts  and  cooperation  in  obtaining shareholder approval of the Reorganizations. No part of the transaction fee will be paid by any American Century or Mason Street Fund.

BENEFITS TO AMERICAN CENTURY

     The   Reorganizations   will  increase  American   Century's  assets  under
management and result in increased  management fee revenue to American  Century.
The  Reorganizations  also  will  add a total of six new  funds to the  American
Century product line.

     In addition,  the  consummation of the  Reorganizations  and the activities contemplated in connection therewith will increase awareness of American Century as an  investment  manager  and  provider of mutual  funds both to  Northwestern
Mutual and in the Northwestern  Mutual  distribution  network.  As a result, the
Reorganizations  could increase  distribution of American  Century Funds through
Northwestern  Mutual's distribution network and could result in American Century being considered for other investment management opportunities with Northwestern
Mutual. Such opportunities,  if realized, could increase assets under management and resulting  management  fees to American  Century and could lead to increased distribution of the American Century Funds.

FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATIONS

     GENERAL

     The  following  is a general  summary of the  material  Federal  income tax consequences of the  Reorganizations and is based upon the current provisions of
the  Code,  the  existing  U.S.   Treasury   regulations   thereunder,   current
administrative rulings of the IRS and published judicial decisions, all of which are subject to change.  The principal  Federal income tax consequences  that are expected to result from the Reorganizations, under currently applicable law, are as follows:

     o    the Reorganizations will each qualify as a "reorganization" within the meaning of Section 368(a) of the Code;

     o    no gain or loss  will be  recognized  by an  Acquired  Fund  upon  the transfer of its assets to an  Acquiring  Fund  solely in exchange  for shares of the Acquiring  Fund and Acquiring  Fund's  assumption of any liabilities  of the  Acquired  Fund or on the  distribution  of  those shares to the Acquired Fund's shareholders;

     o    no gain or loss will be recognized by an Acquiring Fund on its receipt of assets of an Acquired  Fund in exchange for shares of the Acquiring
          Fund issued directly to the Acquired Fund's shareholders;

     o    no gain or loss will be recognized by any  shareholder  of an Acquired
          Fund upon the  exchange of shares of the  Acquired  Fund for shares of the Acquiring Fund;

     o    the tax basis of the shares of each Acquiring Fund to be received by a shareholder of an Acquired Fund will be the same as the  shareholder's tax basis of the shares of the Acquired Fund  surrendered  in exchange therefor;

     o    the holding  period of the shares of an Acquiring  Fund to be received by a shareholder of an Acquired Fund will include the period for which such  shareholder  held the  shares  of the  Acquired  Fund  exchanged therefor,  provided  that such shares of the Acquired Fund are capital assets in the hands of such shareholder as of the Closing; and

     o    each Acquiring Fund will  thereafter  succeed to and take into account any capital loss  carryover  and certain  other tax  attributes  of an
          Acquired  Fund,  subject to all relevant  conditions and limitaions on the use of such tax benefits.

     As a condition to Closing,  the Funds will either  obtain a ruling from the
IRS or a tax opinion from E&Y to Mason Street and the American  Century  Issuers as to the foregoing  Federal  income tax  consequences  of the  Reorganizations, which opinion will be conditioned upon, among other things, the accuracy,  as of the Effective Time, of certain  representations of Mason Street and the American
Century  Issuers  upon  which  E&Y  will  rely in  rendering  its  opinion.  The conclusions  reached in either the private letter ruling or the opinion could be jeopardized  if the  representations  of Mason Street and the  American  Century
Issuers are  incorrect  in any material  respect.  A form of the opinion will be filed with the Commission and will be available for public inspection.

     THE FOREGOING  DESCRIPTION  OF THE FEDERAL INCOME TAX  CONSEQUENCES  OF THE
REORGANIZATIONS IS MADE WITHOUT REGARD TO THE PARTICULAR FACTS AND CIRCUMSTANCES
OF ANY SHAREHOLDER OF AN ACQUIRED FUND. EACH ACQUIRED  FUND'S  SHAREHOLDERS  ARE
URGED TO CONSULT THEIR OWN TAX ADVISORS AS TO THE SPECIFIC  CONSEQUENCES TO THEM
OF THE REORGANIZATIONS,  INCLUDING THE APPLICABILITY AND EFFECT OF STATE, LOCAL,
FOREIGN AND OTHER TAX LAWS.

     STATUS AS A REGULATED INVESTMENT COMPANY

     The Acquired Funds have elected and qualified, and the Acquiring Funds have elected  and  qualified  or  intend  to  elect  and to  qualify,  to be taxed as regulated  investment  companies under Sections  851-855 of the Code, and, after the  Reorganizations,  the  Acquiring  Funds  intend to  continue  to qualify as regulated investment  companies.  In order to ensure continued  qualification of the Acquired  Funds for  treatment as a "regulated  investment  company" for tax purposes and to eliminate  any tax  liability of the Acquired  Funds  arising by reason of undistributed  investment  company taxable income or net capital gain,
Mason Street will declare on or prior to the Valuation Time to the  shareholders of the Acquired Funds a dividend or dividends  that,  together with all previous such dividends,  shall have the effect of  distributing  (a) all of the Acquired
Funds'  investment  company  taxable  income  (determined  without regard to any deductions for dividends paid) for the taxable year ended March 31, 2005 and for the short taxable year beginning on April 1, 2005 and ending on the Closing Date and (b) all of the Acquired  Funds' net capital gain  recognized  in its taxable year ended  March 31, 2005 and in such short  period  (after  reduction  for any capital loss  carryover).  Certain  estimates  and  assumptions  will be used to calculate such distributions and depending on the accuracy of such estimates,  a portion of such  distributions  may be a return of capital.  An Acquired  Fund's existence as a separate investment  portfolio of Mason Street will be terminated
as  soon  as   practicable   following  the   consummation   of  the  applicable
Reorganization.

MATERIAL DIFFERENCES BETWEEN RIGHTS OF SHAREHOLDERS

     Each Acquired Fund is series of Mason Street, a Maryland corporation. AC-MS
Small Cap Growth  Fund,  AC-MS Mid Cap Growth Fund and AC Select Fund are each a separate  series of America  Century Mutual Funds,  Inc, a Maryland  corporation
("ACMF"). AC-MS Select Bond Fund and AC-MS High Yield Intermediate Bond Fund are
each a separate  series of American  Century  Investment  Trust, a Massachusetts
business trust  ("ACIT").  AC Equity Index Fund is a separate series of American
Century Capital Portfolios,  a Maryland corporation  ("ACCP").  AC Equity Growth
Fund is a separate series of American Century  Quantitative Equity Fund, Inc., a
Maryland corporation ("ACQEF"). AC International Value Fund is a separate series of American Century World Mutual Funds, Inc., a Maryland corporation  ("ACWMF").
AC Strategic Allocation:  Moderate Fund is a separate series of American Century
Strategic  Asset  Allocations,   Inc.,  a  Maryland  corporation  ("ACSAA").  AC
Municipal Bond Fund is a separate series of American Century  Municipal Trust, a
Massachusetts business trust ("ACMT").  Generally, the rights of shareholders in the  Acquiring  Funds and the Acquired  Funds are  substantially  the same.  The following discussion provides information with respect to the differences in the rights of shareholders  under Maryland and Massachusetts law, and the respective governing documents for the Acquired Funds and the Acquiring Funds. The Articles
of  Incorporation  for the  Acquired  Funds are  referred to below as the "Mason
Street  Articles," the Articles of Incorporation  for each of ACMF, ACCP, ACQEF,
ACWMF and ACSAA are referred to below as the  "Acquiring  Fund Articles" and the
Agreements and  Declarations  of Trust for each of ACIT and ACMT are referred to below as the "Acquiring Fund Declarations."

     TERMINATION AND DISSOLUTION

     Pursuant to the Mason Street Articles,  the liquidation of an Acquired Fund may be authorized by a majority of the Board of Directors  then in office,  and, if required under Maryland law or other  applicable law, subject to the approval of a majority of the outstanding shares of such Acquired Fund.

     Under  Maryland law and the Articles of  Incorporation  for each  Acquiring
Fund other than ACQEF,  ACIT and ACMT, the dissolution of such  corporation must be  approved  by a  majority  of all of the  votes  entitled  to be cast on such dissolution.  The Board of Directors of ACQEF reserves the right to dissolve the corporation or any series thereof without any action by the shareholders, to the extent permitted by law.

     The  Acquiring  Fund  Declarations  provide  that  ACIT  and  ACMT  may  be
terminated   (i)  at  any  time  by  the  trustees  by  written  notice  to  the shareholders,  or (ii) by the  affirmative  vote of at least  two-thirds  of the outstanding shares of each series entitled to vote, voting separately by series.
Any series of ACIT or ACMT may be terminated: (i) at any time by the trustees by written notice to the shareholders,  or (ii) by the affirmative vote of at least two-thirds of the shares of such series.

     VOTING RIGHTS OF SHAREHOLDERS

     The Mason Street Articles  provide that on each matter  submitted to a vote of  shareholders,  each  holder of shares is entitled to one vote for each share outstanding  in such  stockholder's  name.  The  Mason  Street  Articles  do not specifically  grant  shareholders  the right to vote on any matter  other than a liquidation  of a series of Mason Street,  however,  under  Maryland law and the
Investment  Company Act,  shareholders  are entitled to vote on certain  matters such as election and removal of directors and certain extraordinary actions.

     The Acquiring Fund  Declarations  provide that shareholders are entitled to one vote for each dollar of net asset value owned. Shareholders are specifically granted  the right to  vote:(i)  to elect  trustees;  (ii) with  respect  to the termination  of the trust or a series;  (iii) with  respect to other  matters as required by law or the governing documents.

     The Acquiring Fund Articles  provide that  shareholders are entitled to one vote for each dollar of net asset value owned.  The  Acquiring  Fund Articles do not specifically  grant  shareholders the right to vote on any matter other than the election of directors at a meeting of shareholders,  however, under Maryland law and the Investment Company Act, shareholders are entitled to vote on certain other matters.

     AMENDMENTS TO GOVERNING DOCUMENTS

     Mason  Street  has the  right to make any  amendment  to the  Mason  Street
Articles at any time,  including any amendment  which alters the contract rights of any outstanding  stock.  Other amendments to the Mason Street Articles may be adopted if approved by two-thirds of the outstanding  shares entitled to vote on the  matter.  The Board of  Directors  may alter or repeal  the  Bylaws of Mason
Street; however, such power is subject to the power of the shareholders of Mason
Street  to modify  or  rescind  any such  action  by the  affirmative  vote of a majority of the outstanding stock of Mason Street.

     A majority of the trustees may amend the Acquiring Fund  Declarations,  and the  trustees  may amend or  repeal  the  bylaws of ACIT and ACMT.  The Board of
Directors of ACMF, ACCP, ACQEF, ACWMF and ACSAA have the exclusive  authority to alter or repeal the Bylaws of such entities.  ACMF, ACCP, ACQEF, ACWMF and ACSAA reserve  the  right to make any  amendments  to their  articles,  including  any amendment which alters the contract rights of any outstanding stock.

     LIABILITY OF SHAREHOLDERS

     Under  Maryland law, a stockholder or subscriber for stock of a corporation is not obligated to the  corporation or its creditors with respect to the stock, except  to  the  extent  that:  (i)  the  subscription  price  or  other  agreed consideration  for the stock has not been  paid;  or (ii)  liability  is imposed under any  other  provision  of  Maryland  law.  This law is  applicable  to the
Acquired Funds as well as ACMF, ACCP, ACQEF, ACWMF and ACSAA.

     Massachusetts  law does not provide the same protections for  shareholders.
However,  the Acquiring Fund  Declarations  provide for the  indemnification  of shareholders of ACIT and ACMT out of the assets of the trusts.

     LIABILITY OF DIRECTORS/TRUSTEES AND OFFICERS; INDEMNIFICATION

     Maryland law permits a corporation to eliminate  liability of its directors and  officers  to the  corporation  or its  shareholders,  except for  liability arising  from  receipt of an  improper  benefit  or profit  and from  active and deliberate dishonesty. The Mason Street Articles and the Acquiring Fund Articles
eliminate  director and officer  liability to the fullest extent permitted under
Maryland law. Under Maryland law,  indemnification of a corporation's  directors and officers is mandatory  if a director or officer has been  successful  on the merits or otherwise in the defense of certain proceedings.  Maryland law permits indemnification  for  other  matters  unless it is  established  that the act or omission  giving rise to the  proceeding was committed in bad faith, a result of active and deliberate dishonesty, or one in which a director or officer actually received an improper benefit.

     The  Acquiring  Fund  Declarations  provide that its directors and officers shall be  indemnified  to the fullest  extent  permitted  by law,  and that such directors and officers shall only be liable for willful misfeasance,  bad faith, gross  negligence  or reckless  disregard  of duties  involved in the conduct of their office.

     ELECTION OF DIRECTORS/TRUSTEES; TERMS

     Directors  of Mason Street hold his or her office until the next meeting of shareholders  and until his or her successor is elected and qualifies,  or until his or her earlier death,  resignation or removal (see below),  provided that no
director  may  serve   successive   terms   totaling  more  than  twelve  years.
Shareholders  may  elect  successors  to  such  trustees  only at a  meeting  of shareholders  called for such  purpose.  The Mason  Street  Board may  appoint a person to fill a vacancy on the Board without shareholder approval.

     Directors  of ACMF,  ACCP,  ACQEF,  ACWMF  and ACSAA  serve  until the next meeting of shareholders at which directors are elected or until their successors are elected and qualify. Trustees of ACIT and ACMT serve for the lifetime of the trusts or until their earlier death, resignation,  removal or retirement age, or until the next  meeting  of  shareholders  called for the  purpose  of  electing trustees and until the election and qualification of their successors.

     REMOVAL OF DIRECTORS/TRUSTEES

     Under  Maryland  law,  the  shareholders  of a  corporation  may remove any director,  with or without cause, by the  affirmative  vote of a majority of all the votes entitled to be cast generally for the election of directors, except as otherwise provided in the charter of the corporation.  The Mason Street Articles provide  that  directors  of Mason  Street and may be  removed,  either  with or without cause, at any meeting of the  shareholders by a vote of the shareholders owning  at least a  majority  of the  outstanding  shares.  The  Acquiring  Fund
Articles are silent on the matter.

     The Acquiring  Fund  Declarations  provide that,  subject to the Investment
Company  Act,  trustees  may remove  trustees  with or without  cause by vote of majority  of  independent  trustees  and that  vacancies  shall be  filled  by a majority of the remaining trustees.

     MEETINGS OF SHAREHOLDERS

     Mason Street is not required to hold annual  shareholder  meetings,  unless required  to do so in  order  to  elect  directors  under  Maryland  law  or the
Investment  Company  Act.  The  bylaws of Mason  Street  provide  that a special meeting  of  shareholders  may be  called  by the  President  or  the  Board  of
Directors.  In  addition,  the  Secretary  shall  call a special  meeting of the shareholders  upon written  request of the holders of not less than  twenty-five percent of the outstanding shares entitled to vote at such meeting.

     For each of ACMF,  ACCP,  ACQEF,  ACWMF and  ACSAA,  no annual  meeting  is required  except if required to elect  directors by the Investment  Company Act.
Special  meetings may be called by the Board or the  chairman,  president,  vice
president,   secretary  or  assistant   secretary.   Special   meetings  of  the
shareholders  of ACCP,  ACQEF,  ACWMF and ACSAA shall be called by the secretary upon written  request of  shareholders  entitled to cast at least ten percent of all the votes  entitled  to be cast at such  meeting.  Special  meetings  of the shareholders  of ACMF shall be called by the secretary  upon written  request of shareholders  entitled  to cast at least  twenty-five  percent  of all the votes entitled  to be cast at such  meeting.  For ACIT and ACMT,  no annual or regular meetings are  required,  and special  meetings may be called by trustees for any purpose, including the election of trustees.

CAPITALIZATION

     The following table sets forth the capitalization of each Acquired Fund and each  Acquiring  Fund as of December 31, 2005,  and the  capitalization  of each
[Acquiring Fund], on a pro forma basis, as if the  Reorganizations  had occurred on that date. The Newly-Created American Century Funds have no assets as of such date.

                                [MASON STREET FUND]    [AMERICAN CENTURY FUND]    PRO FORMA ACQUIRING FUND

                                CLASS A     CLASS B     CLASS A     CLASS B         CLASS A      CLASS B
Total Net Assets............
Shares Outstanding..........
Net Asset Value Per Share...

The table set forth  above  should not be relied  upon to reflect  the number of shares to be received in the Reorganizations;  the actual number of shares to be received  will depend upon the net asset value and number of shares  outstanding of each Fund at the Valuation Time.

TRANSITION

     The parties have agreed to cooperate to facilitate the orderly  combination of the Funds'  portfolios and to reduce  potential  adverse  consequences to the
Acquiring  Funds.  MSA intends to utilize ordinary cash flows and redemptions of its parent company's  investments in the Funds to accomplish these goals, but it may be necessary to liquidate certain  securities of the Acquired Funds prior to the  Reorganizations  above and beyond what may be considered  ordinary  course.
This may result in increased  costs to the  shareholders  of the Acquired Funds, including the potential realization of capital gains.

                      INFORMATION ABOUT THE ACQUIRING FUNDS
                      -------------------------------------

     Complete  information  about  the  Acquiring  Funds  is  contained  in  the
Acquiring  Funds  Prospectuses,  with respect to the Existing  American  Century
Funds,  which content is  incorporated  herein by reference,  and in Exhibit II, with respect to the Newly Created  American  Century  Funds.  Below is a list of types of information about the Acquiring Funds and the headings in the Acquiring
Funds Prospectuses and Exhibit II where the information can be found.

INFORMATION ABOUT THE FOLLOWING ITEMS:                  CAN BE FOUND IN THE FOLLOWING PLACES:
o   A bar chart and table showing each Existing         o   See FUND PERFORMANCE HISTORY
    American Century Fund's annual total returns
    for certain periods (because they are new,
    the Newly Created American Century Funds
    do not have performance)

o   A description of each Acquiring Fund's              o   See MANAGEMENT - THE INVESTMENT ADVISOR
    management, including a description of the              and MANAGEMENT - THE FUND MANAGEMENT TEAM
    individuals who manage or will be managing each
    Fund, the services the investment advisor and any
    subadvisor will provide, and their fees

o   An explanation of the "net asset value" of          o   See SHARE PRICE AND DISTRIBUTIONS - SHARE
    Acquiring Fund shares                                   PRICE

o   Information about the Acquiring Funds'              o   See SHARE PRICE AND DISTRIBUTIONS -
    policies with respect to dividends and                  DISTRIBUTIONS
    distributions

o   Information about the Acquiring Funds'              o   See INVESTING WITH AMERICAN CENTURY -
    policies regarding frequent purchases and               ABUSIVE TRADING PRACTICES (Existing American
    redemptions of Fund shares                              Century Funds) and ADDITIONAL POLICIES
                                                            AFFECTING YOUR INVESTMENT - ABUSIVE
                                                            TRADING PRACTICES (Newly Created American
                                                            Century Funds)

o   Information about the tax consequences of an        o   See TAXES
    investment in the Acquiring Funds

o   Information about the distribution of the           o   See INVESTING WITH AMERICAN CENTURY
    Acquiring Funds' shares and applicable sales            (Existing American Century Funds) and
    loads including ways to lower or eliminate such         INVESTING THROUGH A FINANCIAL INTERMEDIARY
    fees                                                    (Newly Created American Century Funds)

o   Information about the various classes of            o   See MULTIPLE CLASS INFORMATION
    securities of each Acquiring Fund and how such
    classes differ from one another, a description of
    any Rule 12b-1 Plan and discussion of voting
    rights and restrictions of Acquiring Fund
    shareholders

o   Financial Highlights of the Existing                o   See FINANCIAL HIGHLIGHTS
    American Century Funds (because they are new, the
    Newly Created American Century Funds do not have
    financial highlights)

                      INFORMATION ABOUT THE ACQUIRED FUNDS

     Complete  information about the Acquired Funds is contained in the Acquired
Funds Prospectus,  which content is incorporated herein by reference. Below is a list of types of information  about the Acquiring  Funds and the headings in the
Acquired Funds Prospectus where the information can be found.

INFORMATION ABOUT THE FOLLOWING                         CAN BE FOUND IN THE FOLLOWING
ITEMS:                                                  PLACES:
o   A description of each Acquired Fund's               o   See MANAGEMENT OF THE FUNDS
    management, including a description of the
    individuals who manage each fund, the services
    the investment advisor and any subadvisor will
    provide, and their fees.

o   Legal Proceedings                                   o   See MANAGEMENT OF THE FUNDS--LEGAL
                                                            PROCEEDINGS

o   Financial Highlights of the Acquired Funds          o   See FINANCIAL HIGHLIGHTS

                               VOTING INFORMATION
                               ------------------

GENERAL INFORMATION

     This Proxy  Statement/Prospectus  is being furnished in connection with the solicitation  of proxies by the Mason Street Funds' Board of Directors on behalf of the  Acquired  Funds.  Proxies may be  solicited  by officers of the Acquired
Funds  and the  Acquiring  Funds,  as well as their  affiliates,  employees  and financial  representatives,  and by  [INSERT  NAME OF  PROXY  SOLICITOR].  It is
anticipated  that  the  solicitation  of  proxies  will be  primarily  by  mail, telephone, facsimile or personal interview.  Northwestern Mutual or an affiliate thereof will reimburse banks,  brokers and others for their reasonable  expenses in forwarding proxy solicitation  materials to beneficial owners of the Acquired
Funds and will  reimburse  certain  officers or employees that it may employ for their reasonable  expenses in assisting in the solicitation of proxies from such beneficial  owners.  The cost of  soliciting  proxies  will be borne  equally by
Northwestern Mutual and American Century Companies.

DATE, TIME AND PLACE OF MEETING

     The Meeting  will be held on March 15,  2006,  at the  principal  executive offices  of  Mason  Street,  720 East  Wisconsin  Avenue,  Milwaukee,  Wisconsin
53202-4797, at 10:00 a.m., Central Time.

USE AND REVOCATION OF PROXIES

     A shareholder executing and returning a proxy has the power to revoke it at any  time  prior  to its  exercise  by  executing  a  superseding  proxy  (i.e., later-dated  and signed),  by submitting a notice of revocation to the Secretary of Mason Street or by  subsequently  registering his or her vote by telephone or via the Internet. In addition,  although mere attendance at the Meeting will not revoke a proxy,  a  shareholder  present at the Meeting may  withdraw his or her proxy and vote in person.

     All shares represented by properly executed proxies received at or prior to the Meeting,  unless such proxies previously have been revoked, will be voted at the Meeting in accordance with the directions on the proxies; if no direction is indicated on a properly executed proxy, such shares will be voted "FOR" approval of the Plan of Reorganization.

     It is not anticipated  that any matters other than the approval of the Plan of  Reorganization  will be brought before the Meeting.  If, however,  any other business  properly  is brought  before  the  Meeting,  proxies  will be voted in accordance with the judgment of the persons designated on such proxies.

VOTING RIGHTS AND REQUIRED VOTE

     A quorum of  shareholders  is necessary to hold a valid  meeting.  A quorum will exist if  shareholders  entitled to vote 50% of the issued and  outstanding shares of each Acquired  Fund, and in the case of the MSF Small Cap Growth Fund,
MSF  Aggressive  Growth Fund,  MSF Growth Stock Fund,  MSF Select Bond Fund, MSF
High-Yield Bond Fund and MSF Asset  Allocation  Fund,  shareholders  entitled to vote 50% of the  issued and  outstanding  Class C shares of such  funds,  on the
Record Date are present at the meeting in person or by proxy.

     Each share of an  Acquired  Fund is  entitled  to one vote with  fractional shares voting proportionally. Shareholders of each Acquired Fund vote separately on whether to approve the Plan of  Reorganization  and the  consummation  of the
Reorganizations  is  conditioned  on the  shareholders  of  each  Acquired  Fund approving  each  Reorganization.  Approval of the Plan of  Reorganization  by an
Acquired Fund requires the affirmative vote of (a) a majority of the outstanding voting  securities of that Fund,  voting  together as a single class,  cast at a meeting at which a quorum is present and (b) in the case of MSF Small Cap Growth
Stock Fund, MSF Aggressive  Growth Stock Fund, MSF Growth Stock Fund, MSF Select
Bond Fund, MSF High-Yield Bond Fund, and MSF Asset  Allocation  Fund, a majority of the outstanding Class C shares,  voting together as a single class, cast at a meeting at which a quorum is  present.  "Majority"  for this  purpose  under the
Investment  Company Act means the lesser of (i) more than 50% of the outstanding shares of the applicable Acquired Fund or (ii) 67% or more of the shares of that
Acquired Fund present or represented by proxy at the Meeting if more than 50% of such shares are present or represented by proxy ("Majority Shareholder Vote").

     Broker-dealer  firms holding shares of any of the Acquired Funds in "street name"  for  the  benefit  of  their  customers  and  clients  will  request  the instructions  of such  customers  and clients on how to vote their shares before the Meeting. Broker-dealer firms will not be permitted to grant voting authority without instructions with respect to the approval of the Plan of Reorganization.
Each Acquired Fund will include  shares held of record by  broker-dealers  as to which such  authority has been granted in its  tabulation of the total number of shares  present for  purposes of  determining  whether the  necessary  quorum of shareholders  exists.  Properly  executed proxies that are returned but that are marked  "abstain" or with respect to which a broker-dealer  has declined to vote on any proposal ("broker non-votes") will be counted as present for the purposes
of  determining  a  quorum.   Assuming  the  presence  required  by  a  Majority
Shareholder Vote, abstentions and broker non-votes (if applicable) will have the same effect as a vote against approval of the Plan of Reorganization.

     As indicated in the table  below,  through its  ownership of certain of the
Acquired  Funds,  Northwestern  Mutual  could  have  enough  votes to affect the outcome of the vote. Shares of the Acquired Funds held by Northwestern Mutual or its affiliates  will be counted for purposes of determining  whether a quorum is present at the  Meeting.  However,  in order to avoid any  conflict of interest,
Northwestern  Mutual and its affiliates will vote such shares FOR or AGAINST the
Reorganizations  in  proportion  to  the  votes  received  FOR  or  AGAINST  the
Reorganizations by unaffiliated shareholders - so-called "shadow voting."

     If, by the time  scheduled  for the Meeting,  sufficient  votes in favor of approval of the Plan of Reorganization are not received from the shareholders of the  applicable  Acquired  Fund, the persons named as proxies may propose one or more adjournments of such Meeting to permit further solicitation of proxies from shareholders.  An affirmative vote of a majority of the shares of the applicable
Acquired  Fund present in person or by proxy and entitled to vote at the Meeting will suffice for any such  adjournment.  The persons  named as proxies will vote
AGAINST an adjournment  those proxies that they are required to vote against the proposals,  and will vote in FAVOR of such an adjournment all other proxies that they are  authorized  to  vote.  A  shareholder  vote may be taken on any of the proposals  described  in  this  Proxy  Statement/Prospectus  prior  to any  such adjournment if sufficiant votes have been received for approval.

RECORD DATE AND OUTSTANDING SHARES

     Only  holders  of record of  shares of the  Acquired  Funds at the close of business  on January 20, 2006 (the  "Record  Date") are  entitled to vote at the
Meeting or any adjournment thereof. The following chart sets forth the number of shares of each class of the Acquired Funds issued and  outstanding  and entitled to vote at the close of business on the Record Date.

                                     CLASS A     CLASS B     CLASS C     TOTAL
                                     SHARES      SHARES      SHARES      SHARES
                                     -------     -------     -------     ------
MSF Small Cap Growth Stock Fund
MSF Aggressive Growth Stock Fund
MSF Select Bond Fund
MSF High Yield Bond Fund
MSF Index 500 Stock Fund
MSF Large Cap Core Stock Fund
MSF International Equity Fund
MSF Asset Allocation Fund
MSF Growth Stock Fund
MSF Municipal Bond Fund

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT OF THE FUNDS

     To the  knowledge  of each Fund,  as of December 31,  2005,  the  following shareholders,  if any,  owned  beneficially  or of  record  more  than 5% of the outstanding voting securities of such Fund:

                                                                      PERCENTAGE OF
                                                                    CLASS OF SHARES OF
                                              PERCENTAGE OF        ACQUIRING FUND AFTER
                   NAME AND ADDRESS OF      CLASS OF SHARES AND    THE REORGANIZATION ON
NAME OF FUND          SHAREHOLDER           TYPE OF OWNERSHIP       A PRO FORMA BASIS*
------------       -------------------      -------------------    ---------------------

------------

*    Assuming  that the value of the  shareholder's  interest in the Fund on the date of  consummation of the applicable  Reorganization  was the same as on
     [___________________________].

     At December 31, 2005, the Directors and officers of Mason Street as a group
([__] persons) owned an aggregate of [__]% of the  outstanding  shares of common stock of Mason  Street,  and owned  outstanding  shares of each Acquired Fund as indicated in the chart below.

                             AGGREGATE PERCENTAGE OWNERSHIP OF THE DIRECTORS AND
ACQUIRED FUND                             OFFICERS OF MASON STREET
-------------                ---------------------------------------------------

     At  [_________________],  the  Directors,  Trustees  and  officers  of  the
Existing  American  Century  Funds as a group owned an aggregate of [__]% of the outstanding  shares of  common  stock of and  owned  outstanding  shares of each
Existing  American  Century Fund as  indicated in the chart below.  There are no outstanding shares of the Newly Created American Century Funds.

     EXISTING               AGGREGATE PERCENTAGE OWNERSHIP OF THE DIRECTORS AND
AMERICAN CENTURY FUND         OFFICERS OF THE EXISTING AMERICAN CENTURY FUNDS
---------------------       ---------------------------------------------------

                             ADDITIONAL INFORMATION
                             ----------------------

     The expenses of  preparation,  printing and mailing of the enclosed form of proxy, the accompanying Notice and this Proxy Statement/Prospectus will be borne equally by Northwestern Mutual and American Century Companies. Such expenses are currently estimated to be approximately $[______?______] in the aggregate.

     This Proxy Statement/Prospectus does not contain all of the information set forth in the  registration  statements and the exhibits  relating  thereto which
Mason Street and American Century have filed on behalf of their respective Funds with the Commission under the Securities Act and the Investment  Company Act, to which reference is hereby made.

     The Funds are subject to the  informational  requirements of the Securities
Exchange  Act of 1934,  as  amended,  and the  Investment  Company  Act,  and in accordance  therewith file reports and other  information  with the  Commission.
Proxy material,  reports and other  information  filed by the Funds (or by Mason
Street on behalf of the  Acquired  Funds or  American  Century  on behalf of the
Acquiring Funds) can be inspected and copied at the public reference  facilities maintained by the Commission at 100 F Street, NE, Washington,  D.C. 20001 and at
certain of its regional  offices in New York, NY, 233 Broadway,  and in Chicago,
IL at 175 West Jackson  Boulevard,  Suite 900. Copies of such materials also can be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services,  Securities and Exchange Commission,  Washington, D.C.
20549,   at   prescribed   rates.   The   Commission   maintains   a  web   site
(http://www.sec.gov)  that  contains the Acquired  Funds  Prospectus,  Acquiring
Funds  Prospectuses,  Acquired  Funds SAI and  Acquiring  Funds SAIs, as well as other material  incorporated  by reference and other  information  regarding the
Funds.

                                    EXHIBIT I

                      AGREEMENT AND PLAN OF REORGANIZATION
                                  BY AND AMONG

                            MASON STREET FUNDS, INC.
                                  ON BEHALF OF
                    MASON STREET SMALL CAP GROWTH STOCK FUND
                    MASON STREET AGGRESSIVE GROWTH STOCK FUND
                          MASON STREET SELECT BOND FUND
                        MASON STREET HIGH YIELD BOND FUND
                        MASON STREET INDEX 500 STOCK FUND
                     MASON STREET LARGE CAP CORE STOCK FUND
                     MASON STREET INTERNATIONAL EQUITY FUND
                       MASON STREET ASSET ALLOCATION FUND
                         MASON STREET GROWTH STOCK FUND
                        MASON STREET MUNICIPAL BOND FUND

                                       AND

                       AMERICAN CENTURY MUTUAL FUNDS, INC.
                                  ON BEHALF OF
               AMERICAN CENTURY-MASON STREET SMALL CAP GROWTH FUND
                AMERICAN CENTURY-MASON STREET MID CAP GROWTH FUND
                          AMERICAN CENTURY SELECT FUND

                        AMERICAN CENTURY INVESTMENT TRUST
                                  ON BEHALF OF
                 AMERICAN CENTURY-MASON STREET SELECT BOND FUND
               AMERICAN CENTURY-MASON STREET HIGH-YIELD BOND FUND

                    AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
                                  ON BEHALF OF
                       AMERICAN CENTURY EQUITY INDEX FUND

                AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
                                  ON BEHALF OF
                       AMERICAN CENTURY EQUITY GROWTH FUND

                    AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
                                  ON BEHALF OF
                    AMERICAN CENTURY INTERNATIONAL VALUE FUND

               AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
                                  ON BEHALF OF
              AMERICAN CENTURY STRATEGIC ALLOCATION: MODERATE FUND

                                       AND

                        AMERICAN CENTURY MUNICIPAL TRUST
                                  ON BEHALF OF
                    AMERICAN CENTURY LONG-TERM TAX-FREE FUND

                             DATED DECEMBER 14, 2005

      c.       Issuance and Valuation of Corresponding
                 Shares in the Reorganization................................10
      d.       Distribution of Corresponding Shares to the
                 Acquired Fund Shareholders..................................11
      e.       Interest; Proceeds............................................11
      f.       Valuation Time................................................11
      g.       Evidence of Transfer..........................................11
      h.       Termination...................................................11
      i.       Separate Agreements; Reorganizations

                                       i

                                       ii

                                      iii

EXHIBITS
--------

Exhibit A             Corresponding Shares

SCHEDULES
---------

Schedule 4(d)  Acquiring Fund Audited Financial Statements

Schedule 4(e)  Acquiring Fund Semi-Annual Reports

Schedule 4(n)  Acquiring Fund Capitalization

                                       iv

                      AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION  (this "AGREEMENT") is made as of the 14th day of December 2005, by and between MASON STREET FUNDS,  INC. ("MSF"), a Maryland  corporation and open-end series fund registered under the Investment
Company Act of 1940 (the  "INVESTMENT  COMPANY ACT"), on behalf of each Acquired
Fund (as defined in this  Agreement),  each a separate  series of MSF,  AMERICAN
CENTURY  MUTUAL FUNDS,  INC., a Maryland  corporation  and open-end  series fund registered  under the  Investment  Company Act ("ACMF"),  on behalf of the AC-MS
Small Cap Growth  Fund,  AC-MS Mid Cap Growth  Fund and AC Select  Fund,  each a separate  series of ACMF,  AMERICAN  CENTURY  INVESTMENT  TRUST, a Massachusetts
business trust  ("ACIT"),  on behalf of the AC-MS Select Bond Fund and the AC-MS
High-Yield Bond Fund,  each a separate  investment  portfolio of ACIT,  AMERICAN
CENTURY  CAPITAL  PORTFOLIOS,  INC., a Maryland  corporation and open-end series fund registered under the Investment  Company Act ("ACCP"),  on behalf of the AC
Equity Index Fund, a series of ACCP, AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS,
INC., a Maryland  corporation  and  open-end  series fund  registered  under the
Investment  Company Act  ("ACQEF"),  on behalf of the AC Equity  Growth  Fund, a series  of  ACQEF,  AMERICAN  CENTURY  WORLD  MUTUAL  FUNDS,  INC.,  a  Maryland
corporation and open-end series fund registered under the Investment Company Act
("AWMF"),  on  behalf  of the AC  International  Value  Fund,  a series of AWMF,
AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS,  INC., a Maryland  corporation and open-end series fund registered under the Investment  Company Act ("ACSAA"),  on behalf of the AC Strategic  Allocation:  Moderate  Fund, a series of ACSAA,  and
AMERICAN CENTURY  MUNICIPAL  TRUST, a Massachusetts  business trust ("ACMT," and together with ACMF, ACIT, ACCP,  ACQEF,  AWMF, and ACSAA, the "AMERICAN  CENTURY
PARTIES," and each, individually, an "AMERICAN CENTURY PARTY"), on behalf of the
AC Long-Term Tax-Free Fund, an investment portfolio of ACMT.

                             PLANS OF REORGANIZATION

     WHEREAS,  this  Agreement  constitutes  a  separate  agreement  and plan of reorganization  between MSF on behalf of each of its  separate  series  (each an
"ACQUIRED FUND", and  collectively,  the "ACQUIRED FUNDS") and the corresponding
American  Century  Parties  on  behalf  of each  corresponding  series  (each an
"ACQUIRING FUND," and collectively, the "ACQUIRING FUNDS") set forth below:

---------------------------------------------------- ------------------------------------------------------
                       ACQUIRED FUND                                      ACQUIRING FUND
---------------------------------------------------- ------------------------------------------------------
Mason Street Funds Small Cap Growth Stock Fund       American Century-Mason Street Small Cap Growth Fund
 ("MSF SMALL CAP GROWTH FUND")                       ("AC-MS SMALL CAP GROWTH FUND")
---------------------------------------------------- ------------------------------------------------------
Mason Street Funds Aggressive Growth Stock Fund      American Century-Mason Street Mid Cap Growth Fund
 ("MSF AGGRESSIVE GROWTH FUND")                      ("AC-MS MID CAP GROWTH FUND")
---------------------------------------------------- ------------------------------------------------------
Mason Street Funds Growth Stock Fund                 American Century Select Fund
("MSF GROWTH FUND")                                  ("AC SELECT FUND")
---------------------------------------------------- ------------------------------------------------------

---------------------------------------------------- ------------------------------------------------------
                       ACQUIRED FUND                                      ACQUIRING FUND
---------------------------------------------------- ------------------------------------------------------
Mason Street Funds Select Bond Fund                  American Century-Mason Street Select Bond Fund ("AC-MS
("MSF SELECT BOND FUND")                             SELECT BOND FUND")
---------------------------------------------------- ------------------------------------------------------
Mason Street Funds High Yield Bond Fund              American Century-Mason Street High-Yield Bond Fund
("MSF HIGH YIELD BOND FUND")                          ("AC-MS HIGH-YIELD BOND FUND")
---------------------------------------------------- ------------------------------------------------------
Mason Street Funds Index 500 Stock Fund              American Century Equity Index Fund
("MSF INDEX 500 FUND")                               ("AC EQUITY INDEX FUND")
---------------------------------------------------- ------------------------------------------------------
Mason Street Funds Large Cap Core Stock Fund         American Century Equity Growth Fund
("MSF LARGE CAP CORE FUND")                          ("AC EQUITY GROWTH FUND")
---------------------------------------------------- ------------------------------------------------------
Mason Street Funds International Equity Fund         American Century International Value Fund
("MSF INTERNATIONAL EQUITY FUND")                    ("AC INTERNATIONAL VALUE FUND")
---------------------------------------------------- ------------------------------------------------------
Mason Street Funds Asset Allocation Fund             American Century Strategic Allocation: Moderate Fund
("MSF ASSET ALLOCATION FUND")                        ("AC STRATEGIC ALLOCATION: MODERATE FUND")
---------------------------------------------------- ------------------------------------------------------
Mason Street Funds Municipal Bond Fund               American Century Long-Term Tax-Free Fund
 ("MSF MUNICIPAL BOND FUND")                          ("AC LONG-TERM TAX-FREE FUND")
---------------------------------------------------- ------------------------------------------------------

     WHEREAS,  each Acquired Fund owns  securities  that generally are assets of the character in which the respective Acquiring Fund is permitted to invest;

     WHEREAS,  each Acquiring Fund and each Acquired Fund is authorized to issue its shares of beneficial interests and common stock, respectively;

     WHEREAS,  each  reorganization  will consist of (i) the  acquisition  of an
Acquired  Fund's  Assets (as  defined in this  Agreement)  by the  corresponding
Acquiring Fund solely in exchange for an aggregate  value of newly issued shares of beneficial  interest of such Acquiring Fund (the "SHARES"),  equal to the net asset value of such Acquired Fund's Assets determined in accordance with Section
2(c) hereof,  and (ii) the subsequent  distribution by that Acquired Fund of the
Shares to its  shareholders  in  liquidation  of the Acquired Fund, all upon and subject  to the  terms  hereinafter  set  forth  (each  a  "REORGANIZATION"  and collectively the "REORGANIZATIONS");

     WHEREAS, in the course of each Reorganization,  Shares of an Acquiring Fund will be issued to an Acquired Fund and distributed to the  shareholders  thereof as set forth on EXHIBIT A (the "CORRESPONDING SHARES"), on the Closing Date;

     WHEREAS,  the aggregate net asset value of the  Corresponding  Shares to be received by each  shareholder  of an Acquired  Fund will equal the aggregate net asset value of the respective  Acquired Fund shares owned by such shareholder as of the Valuation Time (as defined in Section 1 of this Agreement);

     WHEREAS,  it  is  intended  that  each  Reorganization  described  in  this
Agreement shall be a reorganization  within the meaning of Section 368(a) of the
Internal  Revenue  Code of 1986,  as

amended (the "CODE"),  and any successor  provision and the parties  intend,  by executing this Agreement,  to adopt a plan of reorganization  within the meaning of Section 368(a) of the Code;

     WHEREAS,  the consummation of each Reorganization is expressly  conditioned upon the consummation of all Reorganizations contemplated by this Agreement;

     WHEREAS,  the consummation of each Reorganization is expressly  conditioned
upon  the  execution  of   sub-advisory   agreements   (the  "MSA   SUB-ADVISORY
AGREEMENTS")  whereby Mason Street  Advisors,  LLC ("MSA"),  a Delaware  limited liability  company  and  registered  investment  adviser  under  the  Investment
Advisers Act of 1940, as amended (the "ADVISERS ACT"),  shall become sub-adviser to the AC-MS Small Cap Growth  Fund,  the AC-MS Mid Cap Growth  Fund,  the AC-MS
Select Bond Fund, and the AC-MS High-Yield Bond Fund;

     WHEREAS,  the consummation of each Reorganization is expressly  conditioned upon the execution of a  sub-advisory  agreement  (the  "TEMPLETON  SUB-ADVISORY
AGREEMENT") whereby Templeton Investment Counsel,  LLC ("TEMPLETON"),  a Florida
limited liability company and registered  investment  adviser under the Advisers
Act, shall become sub-adviser to the AC International Value Fund; and

     WHEREAS,  for the purposes of this  Agreement  reference  to an  individual
"Acquired  Fund"  or  an  individual   "Acquiring  Fund"  shall  relate  to  the
Reorganization by and between such Acquired Fund and the corresponding Acquiring
Fund, as set forth in the table above.

                                    AGREEMENT

     NOW,  THEREFORE,   in  order  to  consummate  each  Reorganization  and  in
consideration  of the premises and the covenants and agreements  hereinafter set forth, and for other good and valuable  consideration,  the receipt and adequacy of which are hereby  acknowledged,  and intending to be legally bound, MSF, each
Acquired Fund, each American Century Party, and each Acquiring Fund hereby agree as follows:

1.   DEFINED TERMS; SECTIONS AND EXHIBITS; MISCELLANEOUS TERMS.

     a.  Definitions.  As used in this  Agreement the  following  terms have the following respective meanings:

          "ACCP" has the meaning ascribed thereto in the introduction hereof.

          "ACIT" has the meaning ascribed thereto in the introduction hereof.

          "ACMF" has the meaning ascribed thereto in the introduction hereof.

          "ACMT" has the meaning ascribed thereto in the introduction hereof.

          "ACQEF" has the meaning ascribed thereto in the introduction hereof.

          "ACSAA" has the meaning ascribed thereto in the introduction hereof.

          "ACQUIRED  FUND" has the meaning  ascribed  thereto  under the heading
"Plans of  Reorganization."  For purposes of this Agreement,  the term "Acquired
Fund"  shall  refer to the MSF Small Cap Growth Fund in respect of the Small Cap
Growth Funds  Reorganization,  the MSF Aggressive  Growth Fund in respect of the
Mid Cap  Growth  Funds  Reorganization,  the MSF  Growth  Fund in respect of the
Select Funds  Reorganization,  the MSF Select Bond Fund in respect of the Select
Bond  Funds  Reorganization,  the MSF High  Yield  Bond Fund in  respect  of the
High-Yield Funds Reorganization, the MSF Index 500 Fund in respect of the Equity
Index Funds Reorganization, the MSF Large Cap Core Fund in respect of the Equity
Growth Funds Reorganization, the MSF International Equity Fund in respect of the
International  Value  Funds  Reorganization,  the MSF Asset  Allocation  Fund in
respect of the Strategic Allocation Funds Reorganization,  and the MSF Municipal
Bond Fund in respect of the Municipal Bond Funds Reorganization.

          "ACQUIRED FUND ORDINARY COURSE  LIABILITIES"  has the meaning ascribed thereto in Section 2(b) hereof.

          "ACQUIRING  FUND" has the meaning  ascribed  thereto under the heading
"Plans of Reorganization."  For purposes of this Agreement,  the term "Acquiring
Fund" shall refer to the AC-MS Small Cap Growth Fund in respect of the Small Cap
Growth Funds Reorganization, the AC-MS Mid Cap Growth Fund in respect of the Mid
Cap Growth  Funds  Reorganization,  the AC Select  Fund in respect of the Select
Funds  Reorganization  the AC-MS  Select Bond Fund in respect of the Select Bond
Funds  Reorganization,  the AC-MS  High-Yield  Fund in respect of the High Yield
Intermediate Bond Funds  Reorganization,  the AC Equity Index Fund in respect of the Equity Index Funds  Reorganization,  the AC Equity Growth Fund in respect of the Equity  Growth  Funds  Reorganization,  the AC  International  Value Fund in
respect  of the  International  Value  Funds  Reorganization,  the AC  Strategic
Allocation:   Moderate  Fund  in  respect  of  the  Strategic  Allocation  Funds
Reorganization,  and the AC Long-Term  Tax-Free Fund in respect of the Municipal
Bond Funds Reorganization.

          "ADVISERS  ACT" has the  meaning  ascribed  thereto  under the heading
"Plans of Reorganization."

          "AGREEMENT"  has the  meaning  ascribed  thereto  in the  introduction hereof.

          "AMERICAN  CENTURY" has the meaning  ascribed thereto in Section 11(i)
hereof.

          "AMERICAN  CENTURY  PARTIES" has the meaning  ascribed  thereto in the introduction hereof.

          "AMERICAN CENTURY  PROSPECTUSES" means the prospectus relating to: (i)
AC Equity Index Fund, dated July 29, 2005, as amended or  supplemented,  (ii) AC
Equity  Growth Fund,  dated May 1, 2005,  as amended or  supplemented,  (iii) AC
Strategic  Allocation:  Moderate  Fund,  dated  March 31,  2005,  as  amended or supplemented  and (iv) AC Select  Fund,  dated  July 29,  2005,  as  amended  or supplemented.

          "AMERICAN  CENTURY  STATEMENTS  OF ADDITIONAL  INFORMATION"  means the statement of additional  information  relating to: (i) American  Century  Mutual
Funds,  Inc.,  dated July 29, 2005,  as amended or  supplemented,  (ii) American
Century  Capital   Portfolios,   Inc.,  dated  July  29,  2005,

as amended or  supplemented,  (iii) American Century  Quantitative  Equity Fund,
Inc.,  dated  September 30, 2005, as amended or  supplemented  and (iv) American
Century Strategic Asset  Allocations,  Inc., dated March 31, 2005, as amended or supplemented.

          "ASSETS" has the meaning ascribed thereto in Section 2(a) hereof.  For purposes of this  Agreement,  the term "Assets" shall refer to Assets of the MSF
Small Cap Growth Fund in respect of the Small Cap Growth  Funds  Reorganization, the  MSF  Aggressive  Growth  Fund  in  respect  of the  Mid  Cap  Growth  Funds
Reorganization,   the  MSF  Growth   Fund  in   respect  of  the  Select   Funds
Reorganization,  the MSF Select  Bond Fund in  respect of the Select  Bond Funds
Reorganization,  the MSF High Yield Bond Fund in respect of the High-Yield Funds
Reorganization,  the MSF Index 500 Fund in  respect of the  Equity  Index  Funds
Reorganization,  the MSF Large Cap Core Fund in  respect  of the  Equity  Growth
Funds  Reorganization,  the MSF  International  Equity  Fund in  respect  of the
International  Value  Funds  Reorganization,  the MSF Asset  Allocation  Fund in
respect of the Strategic Allocation Funds  Reorganization,  and the AC Long-Term
Tax-Free Fund in respect of the Municipal Bond Funds Reorganization.

          "AWMF" has the meaning ascribed thereto in the introduction hereof.

          "CLOSING DATE" has the meaning ascribed thereto in Section 6 hereof.

          "CODE" has the meaning  ascribed  thereto under the heading  "Plans of
Reorganization."

          "COMMISSION" means the Securities and Exchange Commission.

          "CORRESPONDING  SHARES" has the  meaning  ascribed  thereto  under the heading  "Plans of  Reorganization."  For purposes of this  Agreement,  the term
"Corresponding  Shares"  shall  refer to the  Corresponding  Shares of the AC-MS
Small Cap Growth Fund in respect of the Small Cap Growth  Funds  Reorganization, the  AC-MS  Mid  Cap  Growth  Fund  in  respect  of the  Mid  Cap  Growth  Funds
Reorganization,   the  AC  Select   Fund  in  respect   of  the   Select   Funds
Reorganization,  the AC-MS  Select Bond Fund in respect of the Select Bond Funds
Reorganization,  the AC-MS High-Yield  Intermediate  Bond Fund in respect of the
High-Yield  Funds  Reorganization,  the AC Equity  Index  Fund in respect of the
Equity Index Funds  Reorganization,  the AC Equity Growth Fund in respect of the
Equity Growth Funds  Reorganization,  the AC International Value Fund in respect of the International Value Funds  Reorganization,  the AC Strategic  Allocation:
Moderate Fund in respect of the Strategic Allocation Funds  Reorganization,  and
the  AC  Long-Term  Tax-Free  Fund  in  respect  of  the  Municipal  Bond  Funds
Reorganization.

          "E&Y" has the meaning ascribed thereto in Section 5(h) hereof.

          "EQUITY GROWTH FUNDS  REORGANIZATION"  consists of (i) the acquisition of the MSF Large Cap Core Fund's  Assets by the AC Equity  Growth Fund solely in exchange for an aggregate value of Corresponding  Shares of the AC Equity Growth
Fund,  equal to the net  asset  value of the MSF Large  Cap Core  Fund's  Assets determined  in  accordance  with Section 2(b)  hereof,  and (ii) the  subsequent distribution by the MSF Large Cap Core Fund of such Corresponding  Shares to its shareholders in proportion to such  shareholders'  interest in the MSF Large Cap
Core Fund in liquidation of the MSF Large Cap Core Fund.

          "EQUITY INDEX FUNDS REORGANIZATION" consists of (i) the acquisition of the MSF Index 500 Fund's  Assets by the AC Equity  Index Fund solely in exchange for an  aggregate  value of  Corresponding  Shares of the AC Equity  Index Fund,
equal to the net asset value of the MSF Index 500 Fund's  Assets  determined  in accordance with Section 2(b) hereof, and (ii) the subsequent distribution by the
MSF  Index  500  Fund  of  such  Corresponding  Shares  to its  shareholders  in proportion  to  such  shareholders'  interest  in the  MSF  Index  500  Fund  in liquidation of the MSF Index 500 Fund.

          "EXCHANGE ACT" means the Securities Exchange Act of 1934, as amended.

          "GOVERNMENTAL AUTHORITY" means any federal,  national,  supranational, state,  provincial,  local,  or similar  government,  governmental,  regulatory, self-regulatory or administrative authority,  agency or commission or any court, tribunal, or judicial or arbitral body.

          "HIGH-YIELD FUNDS  REORGANIZATION"  consists of (i) the acquisition of the MSF High Yield Bond Fund's Assets by the AC-MS  High-Yield  Bond Fund solely in  exchange  for an  aggregate  value  of  Corresponding  Shares  of the  AC-MS
High-Yield  Bond Fund,  equal to the net asset  value of the MSF High Yield Bond
Fund's Assets  determined in accordance  with Section 2(b) hereof,  and (ii) the subsequent  distribution  by the MSF High Yield Bond Fund of such  Corresponding
Shares to its shareholders in proportion to such  shareholders'  interest in the
MSF High Yield Bond Fund in liquidation of the MSF High Yield Bond Fund.

          "INTERNATIONAL  VALUE  FUNDS  REORGANIZATION"   consists  of  (i)  the
acquisition   of  the  MSF   International   Equity  Fund's  Assets  by  the  AC
International   Value  Fund  solely  in  exchange  for  an  aggregate  value  of
Corresponding  Shares of the AC International Value Fund, equal to the net asset value of the MSF  International  Equity Fund's  Assets  determined in accordance with  Section  2(b)  hereof,  and (ii) the  subsequent  distribution  by the MSF
International  Equity Fund of such  Corresponding  Shares to its shareholders in proportion to such shareholders'  interest in the MSF International  Equity Fund in liquidation of the MSF International Equity Fund.

          "INVESTMENT  COMPANY  ACT" has the  meaning  ascribed  thereto  in the introduction hereto.

          "INVESTMENTS"  means, with respect to any Person,  (i) the investments of such Person shown on the schedule of its investments as of the date set forth therein,  with such additions thereto and deletions therefrom as may have arisen in the course of such  Person's  business  up to such  date;  and (ii) all other assets owned by such Person or liabilities incurred as of such date.

          "KNOWLEDGE":  For the  purposes of this  Agreement,  a matter shall be deemed to be within the "Knowledge" of a party if such matter is, as of the date of the execution of this Agreement or as of the Closing Date, actually known, or should reasonably have been known after due inquiry, to such party or any of its trustees or directors, as applicable, or executive officers.

          "LAW" means any federal, national,  supranational,  state, provincial, local or  similar  statute,  law,  ordinance,  regulation,  rule,  code,  order, requirement or rule of law (including common law).

          "LICENSES" has the meaning ascribed thereto in Section 3(b) hereof.

          "LIEN" means any security  agreement,  financing statement (whether or
not  filed),   mortgage,   lien  (statutory  or  otherwise),   charge,   pledge,
hypothecation,  conditional  sales  agreement,  adverse claim,  title  retention agreement or other security interest,  encumbrance,  restriction, deed of trust, indenture,  option, limitation,  exception to or other title defect in or on any interest or title of any vendor,  lessor, lender or other secured party to or of such Person under any conditional sale, lease, consignment or bailment given for security purposes, trust receipt or other title retention agreement with respect to any property or asset of such Person,  whether direct,  indirect,  accrued or contingent.

          "MAJORITY SHAREHOLDER VOTE" means both (a) the lesser of (i) more than
50% of the  outstanding  shares of the Acquired Fund and (ii) 67% or more of the shares of the Acquired Fund  represented  at the special  shareholders'  meeting referenced  in  Section  5(a)  hereof  if  more  than  50% of  such  shares  are represented,  and (b) in the case of the MSF  Small  Cap  Growth  Fund,  the MSF
Aggressive  Growth Fund,  the MSF Growth Fund, the MSF Select Bond Fund, the MSF
High Yield Bond Fund and the MSF Asset  Allocation  Fund, the lesser of (i) more than  50% of the  outstanding  Class C  shares  of such  Acquired  Fund,  voting separately  as a  class,  and (ii)  67% or more of the  Class C  shares  of such
Acquired  Fund,  voting  separately  as a  class,  represented  at  the  special shareholders' meeting referenced in Section 5(a) hereof if more than 50% of such shares are represented.

          "MASON STREET FUNDS PROSPECTUS"  means the prospectus  relating to the
Acquired Funds, dated July 22, 2005, as amended or supplemented.

          "MASON  STREET FUNDS  STATEMENT OF ADDITIONAL  INFORMATION"  means the statement of additional  information  relating to the Acquired Funds, dated July
22, 2005, as amended or supplemented.

          "MATERIAL  ADVERSE  EFFECT"  means,  with  respect to any Person,  any event,  circumstance or condition that, individually or when aggregated with all other similar events,  circumstances  or conditions could reasonably be expected to have, or has had, a material  adverse effect on: (i) the business,  property, operations,  condition  (financial  or  otherwise),  results  of  operations  or prospects  of such Person or (ii) the ability of such Person to  consummate  the transactions  contemplated by this Agreement in the manner contemplated  hereby, other than,  in each case,  any change  relating  to the  economy or  securities markets in general.

          "MID CAP GROWTH FUNDS REORGANIZATION"  consists of (i) the acquisition of the MSF  Aggressive  Growth  Fund's  Assets by the AC-MS Mid Cap Growth  Fund
solely in exchange for an aggregate value of  Corresponding  Shares of the AC-MS
Mid Cap Growth Fund,  equal to the net asset value of the MSF Aggressive  Growth
Fund's Assets  determined in accordance  with Section 2(b) hereof,  and (ii) the subsequent  distribution by the MSF Aggressive Growth Fund of such Corresponding
Shares to its shareholders in proportion to such

shareholders'  interest in the MSF Aggressive  Growth Fund in liquidation of the
MSF Aggressive Growth Fund.

          "MSA" has the meaning  ascribed  thereto  under the heading  "Plans of
Reorganization."

          "MSA  SUB-ADVISORY  AGREEMENT" has the meaning  ascribed thereto under the heading "Plans of Reorganization."

          "MUNICIPAL BOND FUNDS REORGANIZATION"  consists of (i) the acquisition of the MSF Municipal Bond Fund's Assets by the AC Long-Term Tax-Free Fund solely in exchange for an aggregate value of  Corresponding  Shares of the AC Long-Term
Tax-Free  Fund,  equal to the net asset  value of the MSF Large Cap Core  Fund's
Assets  determined  in  accordance  with  Section  2(b)  hereof,  and  (ii)  the subsequent  distribution  by the MSF Municipal  Bond Fund of such  Corresponding
Shares to its shareholders in proportion to such  shareholders'  interest in the
MSF Municipal Bond Fund in liquidation of the MSF Municipal Bond Fund.

          "NORTHWESTERN  MUTUAL" means The  Northwestern  Mutual Life  Insurance
Company, a Wisconsin mutual insurance company.

          "N-14  REGISTRATION  STATEMENT"  has the meaning  ascribed  thereto in
Section 3(n) hereof.

          "PERSON" means any individual, corporation, limited liability company, limited or general partnership, joint venture, association, joint stock company, trust,  unincorporated  organization,  or  government or any agency or political subdivision thereof.

          "REORGANIZATION"  has the meaning  ascribed  thereto under the heading
"Plans of Reorganization."

          "RICS" has the meaning ascribed thereto in Section 3(k) hereof.

          "RULE 12B-1" means Rule 12b-1 under the Investment Company Act.

          "RULE 17A-8(A)" means Rule 17a-8(a) under the Investment Company Act.

          "SECURITIES ACT" means the Securities Act of 1933, as amended.

          "SELECT BOND FUNDS REORGANIZATION"  consists of (i) the acquisition of the MSF  Select  Bond  Fund's  Assets by the AC-MS  Select  Bond Fund  solely in exchange for an aggregate value of Corresponding Shares of the AC-MS Select Bond
Fund,  equal  to the net  asset  value  of the MSF  Select  Bond  Fund's  Assets determined  in  accordance  with Section 2(b)  hereof,  and (ii) the  subsequent distribution  by the MSF Select  Bond Fund of such  Corresponding  Shares to its shareholders in proportion to such shareholders' interest in the MSF Select Bond
Fund in liquidation of the MSF Select Bond Fund.

          "SELECT FUNDS  REORGANIZATION"  consists of (i) the acquisition of the
MSF  Growth  Fund's  Assets by the AC Select  Fund  solely  in  exchange  for an aggregate value of

Corresponding  Shares of the AC Select Fund, equal to the net asset value of the
MSF Growth Fund's Assets determined in accordance with Section 2(b) hereof,  and
(ii) the subsequent  distribution  by the MSF Growth Fund of such  Corresponding
Shares to its shareholders in proportion to such  shareholders'  interest in the
MSF Growth Fund in liquidation of the MSF Growth Fund.

          "SHARES" has the meaning  ascribed thereto under the heading "Plans of
Reorganization."

          "SMALL  CAP  GROWTH   FUNDS   REORGANIZATION"   consists  of  (i)  the
acquisition  of the MSF Small Cap Growth  Fund's  Assets by the AC-MS  Small Cap
Growth Fund solely in exchange for an aggregate value of Corresponding Shares of the AC-MS Small Cap Growth  Fund,  equal to the net asset value of the MSF Small
Cap Growth Fund's Assets determined in accordance with Section 2(b) hereof,  and
(ii) the  subsequent  distribution  by the MSF  Small  Cap  Growth  Fund of such
Corresponding  Shares to its  shareholders  in proportion to such  shareholders'
interest  in the MSF Small Cap Growth Fund in  liquidation  of the MSF Small Cap
Growth Fund.

          "STRATEGIC  ALLOCATION  FUNDS  REORGANIZATION"  consists  of  (i)  the acquisition  of the MSF  Asset  Allocation  Fund's  Assets  by the AC  Strategic
Allocation:  Moderate  Fund  solely  in  exchange  for  an  aggregate  value  of
Corresponding Shares of the AC Strategic Allocation: Moderate Fund, equal to the net  asset  value  of the MSF  Asset  Allocation  Fund's  Assets  determined  in accordance with Section 2(b) hereof, and (ii) the subsequent distribution by the
MSF Asset  Allocation Fund of such  Corresponding  Shares to its shareholders in proportion to such  shareholders'  interest in the MSF Asset  Allocation Fund in liquidation of the MSF Asset Allocation Fund.

          "TAX  REPRESENTATION  CERTIFICATE" has the meaning ascribed thereto in
Section 5(h) hereof.

          "TEMPLETON" has the meaning  ascribed thereto under the heading "Plans of Reorganization."

          "TEMPLETON  SUB-ADVISORY  AGREEMENT" has the meaning  ascribed thereto under the heading "Plans of Reorganization."

          "VALUATION TIME" has the meaning ascribed thereto in Section 2(f).

     b. USE OF DEFINED TERMS. Any defined term used in the plural shall refer to all members of the  relevant  class,  and any defined  term used in the singular shall refer to any one or more of the members of the relevant class.  The use of any gender shall be applicable to all genders.

     c.  SECTIONS  AND  EXHIBITS.  References  in this  Agreement  to  Sections,
Exhibits and  Schedules  are to Sections,  Exhibits and Schedules of and to this
Agreement.  The Exhibits and Schedules to this Agreement are incorporated herein by this reference as if fully set forth in this Agreement.

     d.  MISCELLANEOUS  TERMS.  The term "or" shall not be exclusive.  The terms
"herein," "hereof," "hereto,"  "hereunder" and other terms similar to such terms shall refer to this Agreement as a whole and not merely to the specific article, section,  paragraph or clause where such terms may appear.  The term "including"
shall mean "including, but not limited to."

2.   THE REORGANIZATIONS.

     a. TRANSFER OF ASSETS.  Subject to receiving the requisite  approval of the shareholders of the Acquired Fund, and subject to the other terms and conditions contained  in  this  Agreement  and on the  basis  of  the  representations  and warranties  contained in this  Agreement,  at the Valuation  Time on the Closing
Date,  the Acquired  Fund shall  convey,  transfer and deliver to the  Acquiring
Fund,  and the  Acquiring  Fund shall  purchase,  acquire  and  accept  from the
Acquired  Fund,  free and clear of all  Liens,  all of the  property  and assets
(including cash,  securities,  commodities,  interests in futures and dividends, any prepaid expenses and interest accrued on debt  instruments,  in each case as of the Valuation Time) owned for investment purposes by the Acquired Fund (as to each Acquired Fund, such assets are collectively referred to as the "ASSETS").

     b.  LIABILITIES TO BE  DISCHARGED.  The Acquired Fund will discharge all of its  liabilities  and  obligations  prior to the  Closing  Date  other  than the ordinary  course  liabilities  reflected in the Acquired  Fund's net asset value incurred by the Acquired Fund prior to the Closing Date in  connection  with its on-going business  operations  (including accrued fees and expenses and payables for securities  purchased or for share redemptions) (the "ACQUIRED FUND ORDINARY
COURSE  LIABILITIES").  Subject  to  receiving  the  requisite  approval  of the shareholders  of the Acquired  Fund,  and subject to other terms and  conditions contained  in  this  Agreement  and on the  basis  of  the  representations  and warranties contained in this Agreement,  on the Closing Date, the Acquiring Fund shall assume and  thereafter in due course pay and fully  satisfy,  discharge or perform the Acquired Fund Ordinary Course  Liabilities.  For avoidance of doubt, the  Acquiring  Fund shall not  assume or agree to pay,  satisfy,  discharge  or perform any contingent  liabilities,  or any liabilities  arising under any plan adopted by the  Acquired  Fund under Rule 12b-1 with  respect to the sale of the
Acquired Fund's shares prior to the Closing Date.

     c. ISSUANCE AND VALUATION OF  CORRESPONDING  SHARES IN THE  REORGANIZATION.
Full  Corresponding  Shares, as set forth on EXHIBIT A hereto, and to the extent necessary,  a fractional  Corresponding  Share,  of an aggregate net asset value equal to the net asset value of the Assets  acquired by the Acquiring Fund under this  Agreement,  determined  as  hereinafter  provided,  shall be issued by the
Acquiring Fund to the Acquired Fund in exchange for such Assets (without a sales load,  commission or other similar fee being  imposed) at the Valuation  Time on the Closing Date. The net asset value of each of the Acquired  Fund's Assets and the Acquiring Fund's Corresponding Shares shall be determined in accordance with the procedures approved by the boards of directors and trustees,  as applicable,
of  the  American   Century  Parties  as  described  in  the  American   Century
Prospectuses and the American Century Statements of Additional Information as of
the  Valuation  Time.  Such  valuation  and  determination  shall be made by the
Acquiring Fund in cooperation with the Acquired Fund.

                                       10

     d. DISTRIBUTION OF CORRESPONDING  SHARES TO THE ACQUIRED FUND SHAREHOLDERS.
Pursuant to this Agreement, as soon as practicable after the Valuation Time, the
Acquired Fund will distribute all Corresponding  Shares, as set forth on EXHIBIT
A  hereto,  received  by it from  the  Acquiring  Fund in  connection  with  the
Reorganization   to  its  shareholders  in  proportion  to  each   shareholder's
respective   interest  in  the  Acquired  Fund.  Such   distribution   shall  be
accomplished by the opening of shareholder  accounts on the share ledger records of the Acquiring Fund in the amounts due the  shareholders  of the Acquired Fund based on their  respective  holdings in the  Acquired  Fund as of the  Valuation
Time.

     e. INTEREST;  PROCEEDS.  The Acquired Fund shall pay or cause to be paid to the Acquiring  Fund any interest or proceeds it receives on or after the Closing
Date with respect to its Assets.

     f. VALUATION TIME. The Valuation Time shall be at the close of the New York
Stock Exchange  (generally 4:00 P.M.,  Eastern Standard Time) on March 31, 2006,
or such other day and time as may be mutually agreed upon in writing between the parties hereto (the "VALUATION  TIME").  In the event that at the Valuation Time
(a) the New York Stock Exchange or another  primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading  thereon  shall be  restricted;  or (b) trading or the  reporting  of trading on said  Exchange  or  elsewhere  shall be  disrupted  so that  accurate appraisal of the value of the net assets of the  Acquiring  Fund or the Acquired
Fund is impracticable,  the Valuation Time shall be postponed until the close of the New York Stock Exchange on the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

     g.  EVIDENCE OF TRANSFER.  The  Acquiring  Fund and the Acquired Fund shall jointly file any instrument as may be required by any Governmental  Authority to consummate the transfer of the Assets to the Acquiring Fund.

     h. TERMINATION.  Each Acquired Fund's existence as a separate series of MSF shall be terminated as soon as  practicable  following the  consummation  of the applicable  Reorganization  by making  any  required  filings  with the State of
Maryland,  as provided in Section 5(c)  hereof.  After the  consummation  of the applicable  Reorganization,  the Acquired Fund shall engage in no activity other than winding up of its activities and dissolution.

     i. SEPARATE AGREEMENTS; REORGANIZATIONS CONDITIONED ON ONE ANOTHER. Each of
the  respective  parties to this  Agreement  agrees  that this  Agreement  shall constitute a separate agreement and plan of reorganization as to each individual
Reorganization.  The  parties  further  agree  that  the  consummation  of  each
Reorganization  shall be conditioned on the consummation of all  Reorganizations contemplated by this Agreement.

3.   REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED FUND.

     MSF,  on behalf of each  Acquired  Fund,  represents  and  warrants  to the
American Century Parties as follows:

     a. FORMATION AND  QUALIFICATION.  The Acquired Fund is a separate series of
MSF, a  corporation  duly  organized,  validly  existing and in good standing in conformity with the laws of

                                       11

the  State of  Maryland,  and the  Acquired  Fund has all  requisite  power  and authority to own all of its  properties  and assets and carry on its business as presently  conducted.  MSF is  duly  qualified,  registered  or  licensed  to do business and is in good standing in each  jurisdiction in which the ownership of its properties and assets or the character of its present  operations makes such qualification,  registration or licensing necessary, except where the failure to so qualify or be in good standing  would not have a Material  Adverse  Effect on the Acquired Fund.

     b.  LICENSES.  The Acquired  Fund (or MSF on behalf of the  Acquired  Fund)
holds all permits,  consents,  registrations,  certificates,  authorizations and other  approvals  (collectively,  "LICENSES")  required  for the  conduct of its business as now being conducted;  all such Licenses are in full force and effect and no suspension or cancellation  of any of them is pending or threatened;  and none of such Licenses will be affected by the  consummation of the  transactions contemplated  by this  Agreement in a manner that would have a Material  Adverse
Effect on the Acquired Fund. MSF is duly registered under the Investment Company
Act as an open-end series management  investment  company (File No.  811-07961), and such  registration  has not been  suspended,  revoked or rescinded and is in full force and effect.

     c.  AUTHORITY.  MSF,  on behalf of the  Acquired  Fund,  has full power and
authority  to  execute  and  deliver  this   Agreement  and  to  consummate  the
transactions  contemplated  hereby. The execution and delivery of this Agreement and the consummation of the transactions  contemplated hereby have been duly and validly authorized by all necessary action on the part of each Acquired Fund and no other  proceedings  on the part of MSF or the Acquired  Fund are necessary to authorize this Agreement or the  consummation of the  transactions  contemplated hereby,  except for the approval of the Acquired Fund's shareholders as provided in Section  7(c) of this  Agreement.  This  Agreement  has been duly and validly executed by MSF on behalf of the Acquired Fund,  and,  subject to receipt of the requisite  shareholder approval,  and assuming due authorization,  execution and delivery of this Agreement by the Acquiring Fund,  this Agreement  constitutes a legal, valid and binding obligation of the Acquired Fund enforceable against the
Acquired  Fund  in  accordance  with  its  terms,  subject  to  the  effects  of bankruptcy,  insolvency,  moratorium,  fraudulent  conveyance  and similar  laws relating to or affecting  creditors'  rights  generally and court decisions with respect thereto and the remedy of specific  performance and injunctive and other forms of equitable relief.

     d.  FINANCIAL  STATEMENTS.  The Acquiring  Fund has been  furnished with an accurate,  correct  and  complete  statement  of assets  and  liabilities  and a schedule of  Investments  of the Acquired  Fund,  each as of March 31, 2005, and such  financial  statements  have been  audited by  PricewaterhouseCoopers  LLC, independent public accountants. Such audited financial statements fairly present in all material  respects the financial  position of the Acquired Fund as of the dates and for the periods  referred to therein and in conformity  with generally accepted accounting principles applied on a consistent basis.

     e.  SEMI-ANNUAL  REPORT  TO  SHAREHOLDERS.  The  Acquiring  Fund  has  been
furnished  with  the  corresponding   Acquired  Fund's   Semi-Annual  Report  to
Shareholders  for the six months ended  September  30, 2005,  and the  unaudited financial  statements  appearing therein fairly present in all material respects the financial  position of the  corresponding  Acquired Fund as of the dates and for the periods  referred to therein and in conformity  with generally  accepted accounting principles applied on a consistent basis.

                                       12

     f. PROSPECTUS AND STATEMENT OF ADDITIONAL  INFORMATION.  The Acquiring Fund
has been furnished  with the Mason Street Funds  Prospectus and the Mason Street
Funds  Statement of  Additional  Information,  and insofar as they relate to the
Acquired Fund, such  Prospectus and such Statement of Additional  Information do not  contain  any  untrue  statement  of a  material  fact or omit to state  any material fact required to be stated  therein or necessary to make the statements therein,  in the light of the  circumstances  under  which they were  made,  not misleading.

     g. LITIGATION. There are no claims, actions, suits or legal, administrative or  other  proceedings  pending  or,  to the  Knowledge  of the  Acquired  Fund, threatened against the Acquired Fund that could reasonably be expected to have a
Material  Adverse  Effect on the Acquired Fund. The Acquired Fund is not charged with or, to its Knowledge, threatened with any violation or investigation of any
possible  violation,   of  any  provisions  of  any  Federal,  state,  local  or
self-regulatory  law or  regulation  or  administrative  ruling  relating to any aspect of its  business  that could  reasonably  be  expected to have a Material
Adverse Effect on the Acquired Fund.

     h. MATERIAL CONTRACTS. There are no material contracts outstanding to which
MSF on behalf of any  Acquired  Fund is a party that have not been  disclosed in the N-14 Registration Statement,  the Mason Street Funds Prospectus or the Mason
Street Funds Statement of Additional Information.

     i. NO CONFLICT.  The  execution  and  delivery of this  Agreement by MSF on
behalf  of  each  Acquired  Fund  and  the   consummation  of  the  transactions
contemplated  hereby  will not  contravene  or  constitute  a  default  under or violation of (i) MSF's Articles of  Incorporation  or by-laws,  each as amended, supplemented  and in  effect  as of the  date  hereof  (subject  to  shareholder approval as provided in Section 7(c) of this  Agreement),  (ii) any agreement or contract (or require the consent of any Person  under any  agreement or contract that has not been  obtained)  to which MSF on behalf of the  Acquired  Fund is a party or to which its assets or properties  are subject or (iii) any  applicable
Law or any judgment,  injunction,  order or decree, or other instrument  binding upon the  Acquired  Fund or any of its assets or  properties,  except where such contravention,  default or violation would not have a Material Adverse Effect on the Acquired Fund.

     j. UNDISCLOSED LIABILITIES.  The Acquired Fund has no material liabilities, contingent or otherwise,  other than those shown on its statements of assets and liabilities  referred to in this  Agreement,  the Acquired Fund Ordinary  Course
Liabilities and those incurred in connection with the Reorganization.

     k. TAXES.  The Acquired  Fund has elected and qualified for the special tax treatment  afforded to regulated  investment  companies  ("RICS") under Sections
851-855 of the Code,  and under any similar  provisions of state or local law in any jurisdiction in which the Acquired Fund filed, or is required to file, a tax return,  at all times since its inception  and shall  continue to so qualify for its taxable year ending upon its  liquidation.  The Acquired  Fund has filed (or caused to be filed),  or has obtained  extensions to file,  all Federal,  state, foreign and local tax returns which are required to be filed by it, and has paid
(or caused to be paid) or has  obtained  extensions  to pay,  all taxes shown on said returns to be due and owing and all  assessments

                                       13

received by it, up to and  including  the taxable year in which the Closing Date occurs.  All tax liabilities of the Acquired Fund have been adequately  provided for on its books,  and no tax  deficiency  or liability of the Acquired Fund has been  asserted  and no  question  with  respect  thereto  has been raised by the
Internal  Revenue  Service or by any state or local tax  authority  for taxes in excess of those  already paid, up to and including the taxable year in which the
Closing Date occurs.

     l. ASSETS.  The Acquired Fund has good and marketable  title to the Assets, free and clear of all Liens. The Acquired Fund is the direct, sole and exclusive owner of the Assets.  At the Closing Date, upon consummation of the transactions contemplated  hereby,  the Acquiring Fund will have good and marketable title to the Assets, free and clear of all Liens.

     m.  CONSENTS.  No  filing  or  registration  with,  or  consent,  approval, authorization  or order of, any Person is required for the  consummation  by the
Acquired  Funds of the  Reorganization,  except for (i) such as may be  required under the Securities Act, the Exchange Act, the Investment  Company Act or state securities laws and (ii) a Majority Shareholder Vote.

     n.  N-14  REGISTRATION  STATEMENT.  The  information  furnished,  or  to be furnished,  by the Acquired Fund for use in the registration statement filed, or to be filed,  by the  American  Century  Parties  on Form N-14  relating  to the
Corresponding Shares to be issued pursuant to this Agreement, which includes the proxy  statement of the Acquired Funds and the prospectus of the Acquiring Funds with respect to the  transactions  contemplated  hereby,  and any  supplement or amendment thereto or to the documents therein (as amended and supplemented,  the
"N-14 REGISTRATION  STATEMENT"),  on the effective date of the N-14 Registration
Statement,  at the time of the shareholders' meeting referred to in Section 5(a)
hereof and on the Closing  Date,  insofar as it relates to the Acquired Fund (i)
complied,  or will comply,  as applicable,  in all material  respects,  with the applicable provisions of the Securities Act, the Exchange Act and the Investment
Company Act and the rules and regulations promulgated  thereunder,  and (ii) did not, or will not, as applicable, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

     o.  CAPITALIZATION.  All issued and outstanding shares of the Acquired Fund are duly authorized,  validly issued,  fully paid and non-assessable and free of preemptive rights. There are no options warrants, subscriptions,  calls or other rights,  agreements or commitments  obligating the Acquired Fund to issue any of its shares or securities convertible into its shares.

     p.  BOOKS AND  RECORDS  The books and  records  of the  Acquired  Fund made available to the Acquiring  Fund and/or its counsel are  substantially  true and correct and contain no material  misstatements  or omissions with respect to the operations of the Acquired Fund.

4.   REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING FUND.

     The American Century Parties,  on behalf of their  corresponding  Acquiring
Fund(s), represent and warrant to MSF as follows:

                                       14

   a. FORMATION AND QUALIFICATION.  The Acquiring Fund is a separate series or investment portfolio of its corresponding  American Century Party, a corporation or business  trust,  as  applicable,  organized,  validly  existing  and in good standing in conformity with the laws of the State of Maryland or  Massachusetts, as applicable,  and the Acquiring Fund has all requisite  power and authority to own all of its  properties  or assets  and carry on its  business  as  presently conducted. Each American Century Party is duly qualified, registered or licensed as a  foreign  corporation  to do  business  and is in  good  standing  in  each jurisdiction in which the ownership of its properties or assets or the character of its present  operations makes such  qualification,  registration or licensing necessary,  except where the failure to so qualify or be in good standing  would not have a Material Adverse Effect on the Acquiring Fund.

     b. LICENSES.  The Acquiring Fund (or the relevant American Century Party on behalf of the Acquiring Fund) holds all Licenses required for the conduct of its business as now being conducted;  all such Licenses are in full force and effect and no suspension or cancellation  of any of them is pending or threatened;  and none of such Licenses will be affected by the  consummation of the  transactions contemplated  by this  Agreement in a manner that would have a Material  Adverse
Effect on the Acquiring  Fund.  Each American  Century Party is duly  registered under the Investment Company Act as an open-end  management  investment company, and such  registration  has not been  suspended,  revoked or rescinded and is in full force and effect.

     c. AUTHORITY.  Each American Century Party, on behalf of each corresponding
Acquiring  Fund(s),  has full power and  authority  to execute and deliver  this
Agreement and to consummate the transactions  contemplated hereby. The execution and  delivery  of  this  Agreement  and  the  consummation  of the  transactions contemplated  hereby  have been duly and  validly  authorized  by all  necessary action on the part of the Acquiring Fund and no other proceedings on the part of the Acquiring Fund are necessary to authorize this Agreement or the consummation of the  transactions  contemplated  hereby.  This  Agreement  has been  duly and validly  executed  by the  relevant  American  Century  Party,  on behalf of the corresponding  Acquiring  Fund,  and assuming due  authorization,  execution and delivery of this  Agreement by the Acquired Fund,  this Agreement  constitutes a legal,  valid and binding  obligation of the Acquiring Fund enforceable  against the  Acquiring  Fund in  accordance  with its terms,  subject to the  effects of bankruptcy,  insolvency,  moratorium,  fraudulent  conveyance  and similar  laws relating to or affecting  creditors'  rights  generally and court decisions with respect thereto and the remedy of specific  performance and injunctive and other forms of equitable relief.

     d.  FINANCIAL  STATEMENTS.  The Acquired  Fund has been  furnished  with an accurate,  correct  and  complete  statement  of assets  and  liabilities  and a schedule of  Investments of the Acquiring  Fund,  each as of the date set out on
SCHEDULE 4(D), such financial  statements having been audited by the independent
public   accountants   identified  on  SCHEDULE  4(D).  Such  audited  financial
statements fairly present in all material respects the financial position of the
Acquiring  Fund as of the dates and for the  periods  referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

     e. SEMI-ANNUAL REPORT TO STOCKHOLDERS. The Acquired Fund has been furnished with the Acquiring  Fund's  Semi-Annual  Report to  Stockholders  for the period indicated on SCHEDULE 4(E),  and the unaudited  financial  statements  appearing therein  fairly present in all material  respects the financial  position of the
Acquiring  Fund as of the dates and for the  periods  referred

                                       15

to therein and in  conformity  with  generally  accepted  accounting  principles applied on a consistent basis.

     f. PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION. The Acquired Fund
has been  furnished  with the  American  Century  Prospectuses  and the American
Century Statements of Additional Information,  and insofar as they relate to the
Acquiring Fund, said  Prospectuses  and Statements of Additional  Information do
not  contain  any  untrue  statement  of a  material  fact or omit to state  any material fact required to be stated  therein or necessary to make the statements therein,  in the light of the  circumstances  under  which they were  made,  not misleading.

     g. LITIGATION. There are no claims, actions, suits or legal, administrative or other  proceedings  pending  or,  to the  Knowledge  of the  Acquiring  Fund, threatened  against the Acquiring Fund that could reasonably be expected to have a Material  Adverse  Effect on the Acquiring  Fund.  The  Acquiring  Fund is not
charged  with  or,  to  its  knowledge,   threatened  with  any  violation,   or
investigation of any possible violation, of any provisions of any Federal, state or local law or regulation or  administrative  ruling  relating to any aspect of its business that could reasonably be expected to have a Material Adverse Effect on the Acquiring Fund.

     h. MATERIAL CONTRACTS. There are no material contracts outstanding to which any American  Century Party on behalf of its  corresponding  Acquiring Fund is a party  that have not been  disclosed  in the N-14  Registration  Statement,  the
American Century Prospectuses,  or the American Century Statements of Additional
Information.

     i. NO  CONFLICT.  The  execution  and  delivery of this  Agreement  by each
American Century Party on behalf of its corresponding  Acquiring Fund(s) and the consummation  of the  transactions  contemplated  hereby will not  contravene or constitute  a default  under or  violation  of (i) the  Declaration  of Trust or
Articles of  Incorporation,  as applicable,  or by-laws of each American Century
Party, each as amended,  supplemented and in effect as of the date hereof,  (ii)
any  agreement  or contract  (or  require  the  consent of any Person  under any agreement or contract that has not been obtained) to which the relevant American
Century Party on behalf of the Acquiring  Fund is a party or to which its assets or  properties  are  subject,  or  (iii)  any  applicable  Law or any  judgment, injunction, order or decree, or other instrument binding upon the Acquiring Fund or any of its assets or properties, except where such contravention,  default or violation would not have a Material Adverse Effect on the Acquiring Fund.

     j. UNDISCLOSED LIABILITIES. The Acquiring Fund has no material liabilities, contingent or otherwise,  other than those shown on its statements of assets and liabilities referred to in this Agreement, those incurred in the ordinary course of its  business  as an  investment  company  since the date of its most  recent
audited  financial   statements  and  those  incurred  in  connection  with  the
Reorganization.

     k. TAXES.  The Acquiring Fund has elected and qualified for the special tax treatment  afforded to RICs under  Sections  851-855 of the Code,  and under any similar  provisions  of state  or local  law in any  jurisdiction  in which  the
Acquiring Fund filed,  or is required to file, a tax return,  at all times since its inception and shall  continue to so qualify both until  consummation  of the
Reorganization  and  thereafter.  The Acquiring  Fund has filed (or caused to be filed),  or has obtained  extensions to file,  all Federal,  state,  foreign and local tax returns  which are required to

                                       16

be filed by it, and has paid (or caused to be paid) or has  obtained  extensions to pay, all taxes shown on said returns to be due and owing, and all assessments received by it, up to and  including  the taxable year in which the Closing Date occurs. All tax liabilities of the Acquiring Fund have been adequately  provided for on its books,  and no tax  deficiency or liability of the Acquiring Fund has been  asserted  and no  question  with  respect  thereto  has been raised by the
Internal  Revenue  Service or by any state or local tax  authority  for taxes in excess of those  already paid, up to and including the taxable year in which the
Closing Date occurs.

     l.  CONSENTS.  No  filing  or  registration  with,  or  consent,  approval, authorization,  or order of, any Person is required for the  consummation by the
Acquiring Fund of the  Reorganization,  except for such as may be required under the  Securities  Act, the Exchange  Act,  the  Investment  Company Act, or state securities laws.

     m. N-14  REGISTRATION  STATEMENT.  Assuming  the  accuracy of the  Acquired
Fund's representations in Section 3(n), the N-14 Registration  Statement, on its
effective date, at the time of the shareholders'  meeting referred to in Section
5(a)  hereof  and  on the  Closing  Date,  (i)  complied,  or  will  comply,  as applicable,  in all material  respects,  with the  applicable  provisions of the
Securities  Act, the Exchange Act and the  Investment  Company Act and the rules and  regulations  promulgated  thereunder,  and (ii) did not,  or will  not,  as applicable, contain any untrue statement of a material fact or omit to state any material fact required to be stated  therein or necessary to make the statements therein,  in  light  of the  circumstances  under  which  they  were  made,  not misleading.

     n.   CAPITALIZATION.   Under  the  Declaration  of  Trust  or  Articles  of
Incorporation,  as applicable,  of each American  Century Party,  each Acquiring
Fund is  authorized  to issue  the  number  of full  and  fractional  shares  of beneficial  interest  as further  described  on  SCHEDULE  4(N).  All issued and outstanding  shares of the Acquiring Fund are duly  authorized,  validly issued, fully  paid and  non-assessable  and free of  preemptive  rights.  There  are no
options,  warrants,   subscriptions,   calls  or  other  rights,  agreements  or
commitments  obligating  the  Acquiring  Fund  to  issue  any of its  shares  or securities convertible into its shares.

     o. CORRESPONDING SHARES.

          i. The Corresponding  Shares to be issued by the Acquiring Fund to the
Acquired  Fund  and  subsequently  distributed  by  the  Acquired  Fund  to  its shareholders as provided in this Agreement have been duly and validly authorized and, when issued and delivered  pursuant to this Agreement,  will be legally and validly  issued  and will be fully  paid and  nonassessable  and will  have full voting rights, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof.

          ii. At or prior to the Closing Date,  the  Corresponding  Shares to be issued by the  Acquiring  Fund to the Acquired  Fund on the Closing Date will be duly  qualified for offering to the public in all states of the United States in which the sale of shares of the  Acquiring  Fund  presently are  qualified,  and there are a sufficient  number of such shares  registered  under the  Securities
Act,  the  Investment  Company  Act and with  each  pertinent  state  securities commission to permit the Reorganization to be consummated.

                                       17

5.   COVENANTS OF THE ACQUIRED FUND AND THE ACQUIRING FUND.

     a. UNAUDITED FINANCIAL STATEMENTS.

          i. The Acquired  Fund hereby  agrees to furnish or cause its agents to furnish to the Acquiring  Fund, at or prior to the Closing Date, for the purpose of determining the number of Corresponding  Shares to be issued by the Acquiring
Fund to the Acquired Fund pursuant to Section 2(c) hereof, an accurate,  correct and complete unaudited  statement of assets and liabilities of the Acquired Fund with values  determined in accordance  with Section 2(c) hereof and an unaudited schedule of Investments of the Acquired Fund (including the respective dates and costs of acquisition  thereof),  each as of the Valuation  Time.  Such unaudited financial statements shall fairly present in all material respects the financial position of the  Acquired  Fund as of the dates and for the periods  referred to therein and in conformity with generally accepted accounting  principles applied on a consistent basis.

          ii. The Acquiring Fund hereby agrees to furnish or cause its agents to furnish to the Acquired  Fund, at or prior to the Closing Date,  for the purpose of determining the number of Corresponding  Shares to be issued by the Acquiring
Fund to the Acquired Fund pursuant to Section 2(c) hereof, an accurate,  correct and complete unaudited statement of assets and liabilities of the Acquiring Fund with values determined in accordance with Section 2(c) hereof.

     b. SHARE LEDGER  RECORDS OF THE ACQUIRING  FUND. The Acquiring Fund agrees, as soon as practicable after the Valuation Time, to open shareholder accounts on its share ledger records for the shareholders of the Acquired Fund in connection with the  distribution  of  Corresponding  Shares by the  Acquired  Fund to such shareholders in accordance with Section 2(c) hereof.

     c. TERMINATION OF THE ACQUIRED FUND. MSF agrees that as soon as practicable following  the  consummation  of the  Reorganization,  it  shall  terminate  the existence  of the  Acquired  Fund in  accordance  with the laws of the  State of
Maryland and any other applicable Law.

     d.  CORRESPONDING  SHARES.  The  Acquired  Fund shall not sell or otherwise dispose  of any of the  Corresponding  Shares  to be  received  by it  from  the
Acquiring Fund in connection with the Reorganization,  except in distribution to the shareholders of the Acquired Fund in accordance with the terms hereof.

     e. TAX RETURNS.  The Acquired Fund and the Acquiring  Fund each agrees that by the Closing Date all of its Federal, foreign and other applicable tax returns and  reports  required  to be filed on or before such date shall have been filed and all  taxes  shown as due on said  returns  either  shall  have  been paid or adequate  liability  reserves  shall have been  provided for the payment of such taxes. In connection  with this  provision,  the Acquiring Fund and the Acquired
Fund agree to cooperate with each other in filing any tax return, amended return or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes.

     f. COMBINED PROXY STATEMENT AND PROSPECTUS. The Acquiring Fund will prepare and file with the Commission the N-14 Registration Statement.  The Acquired Fund
will use its best  commercial  efforts to provide  information  necessary to the
Acquiring Funds to prepare the N-14  Registration  Statement and to cooperate in the  filing  of  such  document.  The  Acquired  Fund

                                       18

agrees to mail to its  shareholders  of record  entitled  to vote at the special meeting of  shareholders  at which  action is to be  considered  regarding  this
Agreement,  in sufficient time to comply with requirements as to notice thereof, a combined  Proxy  Statement  and  Prospectus  which  complies  in all  material respects (except as to information  therein relating to the Acquiring Fund) with the applicable provisions of Section 14(a) of the Exchange Act and Section 20(a)
of the  Investment  Company  Act,  and the  rules  and  regulations  promulgated thereunder.

     g.  CONFIRMATION  OF TAX BASIS.  The  Acquired  Fund  shall  deliver to the
Acquiring Fund on the Closing Date  confirmations or other adequate  evidence as to the tax  basis and  holding  period of each of the  Assets  delivered  to the
Acquiring Fund hereunder.

     h. TAX REPRESENTATIONS. The Acquired Fund and the Acquiring Fund shall each deliver  to Ernst & Young  LLP  ("E&Y")  a  certificate,  in form and  substance
reasonably   satisfactory  to  E&Y,  representing  to  such  matters  reasonably requested by E&Y in connection with its opinion contemplated under Sections 7(f)
and 8(f) of this Agreement  (the "TAX  REPRESENTATION  CERTIFICATE").  As of the
date of delivery  of the Tax  Representation  Certificate  and as of the Closing
Date, the Tax Representation  Certificate shall not contain any untrue statement of a  material  fact or omit to state any  material  fact  required  to make any statement contained therein, in light of the circumstances in which it was made, not misleading.

     i. TAX-FREE  REORGANIZATION.  From and after the date of this Agreement and until the Closing  Date,  the  Acquired  Fund and the  Acquiring  Fund shall use commercially reasonable efforts to cause the Reorganization to qualify, and will not knowingly  take any action,  cause any action to be taken,  fail to take any action or cause any  action to fail to be taken  which  action or failure to act could prevent the Reorganization from qualifying,  as a reorganization under the provisions of Section 368(a) of the Code.

     j.  SHAREHOLDER  INFORMATION.  As soon as  practicable  after  the close of business on the Closing  Date,  the Acquired Fund shall deliver to the Acquiring
Fund  such  information  as the  Acquiring  Fund  or its  transfer  agent  shall reasonably  request with respect to the  shareholders  of record of the Acquired
Fund on the Closing Date and the number of shares of the Acquired  Fund owned by each such  shareholder  as of such date,  certified to the best of its knowledge and belief by the transfer agent on behalf of the Acquired Fund.

     k.  PRESERVATION OF RECORDS.  The Acquiring Fund shall preserve all written records  that  the  Acquired  Fund  is  required  to  preserve  pursuant  to the
Investment  Company Act in connection with the Reorganization and this Agreement for a period of six years after the Closing  Date and for the first two years in an easily accessible place.

6.   CLOSING.

     a. CLOSING. The closing of the transactions  contemplated by this Agreement shall take place at the offices of American Century  Companies,  Inc., 4500 Main
Street,  Kansas City, MO 64111,  at the Valuation  Time, or at such other place, time and date agreed to by MSF and the American  Century  Parties.  The date and time upon which  such  closing is to take  place  shall be  referred  to in this
Agreement as the "CLOSING DATE." To the extent that any Assets,  for any reason, are not  transferable  on the Closing  Date,  the Acquired Fund shall cause such
Assets to be

                                       19

transferred to the Acquiring  Fund's custody account with J.P. Morgan Chase Bank at the earliest practicable date thereafter.

     b.  CUSTODIAN'S  CERTIFICATE.  J.P. Morgan Chase Bank, as custodian for the
Acquired Fund's domestic assets, and in the case of the MSF International Equity
Fund and any of the Acquired  Fund's foreign assets,  Brown Brothers  Harriman &
Co., shall deliver at the Closing a certificate of an authorized officer stating that: (i) the Acquired Fund's portfolio  securities,  cash, and any other assets have been  delivered in proper form to the  Acquiring  Fund on the Closing Date;
and (ii) all necessary taxes,  including all applicable  federal and state stock transfer  stamps,  if any,  shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio  securities by the
Acquired Fund.

     c.  TRANSFER  AGENT'S  CERTIFICATE.  Boston  Financial  Data  Services,  as
transfer  agent for the Acquired Fund as of the Closing  Date,  shall deliver at the Closing a  certificate  of an  authorized  officer  stating that its records
contain  the  names  and  addresses  of   shareholders   of  the  Acquired  Fund
stockholders,  and the number and  percentage  ownership of  outstanding  shares owned by each such shareholder  immediately prior to the Closing. Each Acquiring
Fund shall issue and deliver,  or cause its transfer agent, to issue and deliver a  confirmation  evidencing  Corresponding  Shares to be credited on the Closing
Date  or  provide   evidence   satisfactory   to  the  Acquired  Fund  that  the
Corresponding  Shares have been credited to the Acquired  Fund's  account on the books of the  Acquiring  Fund.  At the Closing,  each party shall deliver to the other such bills of sale, checks, assignments, share certificates,  receipts and other  documents,  if any, as such other  party or its  counsel  may  reasonably request.

7.   CONDITIONS OF THE ACQUIRED FUND.

          The obligations of the Acquired Fund hereunder shall be subject to the satisfaction,  at or before the Closing  Date (or such other date  specified  in this  Agreement),  of the  conditions  set forth  below.  The  benefit  of these conditions  is for the  Acquired  Fund only and,  other than with respect to the conditions set forth in Sections 7(c) and 7(f) hereof,  may be waived,  in whole or in part, by the Acquired Fund at any time in its sole discretion.

     a.  REPRESENTATIONS  AND WARRANTIES.  The representations and warranties of the  Acquiring  Fund made in this  Agreement  shall be true and  correct  in all material  respects  when made,  as of the  Valuation  Time and as of the Closing
Date,  all with the same effect as if made at and as of such dates,  except that any  representations  and warranties  that relate to a particular date or period shall be true and correct in all material respects as of such date or period.

     b.  PERFORMANCE.  The Acquiring  Fund shall have  performed,  satisfied and complied with all covenants, agreements and conditions required to be performed, satisfied or complied with by it under this Agreement at or prior to the Closing
Date.

     c. SHAREHOLDER  APPROVAL.  This Agreement shall have been adopted,  and the
Reorganization shall have been approved, by a Majority Shareholder Vote.

     d. APPROVAL OF BOARD OF TRUSTEES/DIRECTORS.  This Agreement shall have been adopted,  and the  Reorganization  shall  have  been  approved,  by the Board of
Trustees or Directors, as

                                       20

applicable,  of each American  Century Party,  on behalf of each Acquiring Fund, including a majority of the Trustees or Directors,  as  applicable,  who are not
"interested  persons" of MSF or any American Century Party as defined in Section
2(a)(19) of the Investment  Company Act, in accordance with applicable state law and the Investment Company Act.

     e.  DELIVERIES BY THE ACQUIRING  FUND. At or prior to the Closing Date, the
Acquiring Fund shall deliver to the Acquired Fund the following:

          i. a certificate, in form and substance reasonably satisfactory to the
Acquired Fund,  executed by the President (or a Vice  President) of the relevant
American  Century Party on behalf of the Acquiring Fund, dated as of the Closing
Date,  certifying  that the conditions  specified in Sections 7(a), (b), (c) and
(d) have been fulfilled;

          ii. the unaudited financial  statements of the Acquiring Fund required by Section 5(a)(ii) hereof; and

          iii. an opinion of Shearman & Sterling,  LLP, counsel to the Acquiring
Fund, in form and substance reasonably acceptable to the Acquired Fund, covering such  matters  as may be  reasonably  requested  by the  Acquired  Fund  and its counsel.

f.   TAX OPINION/PRIVATE LETTER RULING.  The Acquired Fund shall have received either:

          (A) an opinion of E&Y in form and substance reasonably satisfactory to the Acquired Fund and its counsel,  to the effect that,  for Federal  income tax purposes (i) the transfer of the Assets to the Acquiring Fund in exchange solely for the  Corresponding  Shares and the  assumption by the Acquiring  Fund of the
Acquired Fund Ordinary Course  Liabilities as provided for in the Agreement will constitute a  reorganization  within the meaning of Section  368(a) of the Code, and  assuming  that  such  transfer,  issuance  and  assumption  qualifies  as a reorganization  within the meaning of Section  368(a) of the Code,  the Acquired
Fund  and  the  Acquiring  Fund  will  each  be  deemed  to be a  "party  to the reorganization"  within  the  meaning  of  Section  368(b) of the Code;  (ii) in accordance  with  Sections  357 and  361 of the  Code,  no gain or loss  will be recognized  by the  Acquired  Fund as a result of the Asset  transfer  solely in return for the Corresponding  Shares and the assumption by the Acquiring Fund of the Acquired Fund Ordinary Course  Liabilities or on the  distribution  (whether actual  or  constructive)  of the  Corresponding  Shares  to the  Acquired  Fund
shareholders  as provided for in the Agreement;  (iii) under Section 1032 of the
Code, no gain or loss will be recognized by the Acquiring Fund on the receipt of the Assets in return for the  Corresponding  Shares  and the  assumption  by the
Acquiring Fund of the Acquired Fund Ordinary Course  Liabilities as provided for in the Agreement; (iv) in accordance with Section 354(a)(1) of the Code, no gain or loss will be  recognized  by the  shareholders  of the  Acquired  Fund on the receipt (whether actual or  constructive) of Corresponding  Shares in return for their shares of the Acquired Fund; (v) in accordance  with Section 362(b) of the
Code, the tax basis of the Assets in the hands of the Acquiring Fund will be the same  as the  tax  basis  of such  Assets  in the  hands  of the  Acquired  Fund immediately prior to the consummation of the Reorganization;  (vi) in accordance with  Section 358 of the Code,  immediately  after the  Reorganization,  the tax basis of the  Corresponding  Shares received (whether actual or constructive) by the  shareholders of the Acquired Fund in the  Reorganization  will be equal, in the aggregate,  to the tax basis of the shares of the Acquired Fund  surrendered in return  therefor;

                                       21

(vii) in  accordance  with  Section  1223 of the Code,  the holding  period of a shareholder of the Acquired Fund in the Corresponding Shares it receives will be determined by including the holding period of such  shareholder in the shares of the Acquired  Fund  exchanged  therefor,  PROVIDED that the Acquired Fund shares were held as a capital  asset;  (viii) in  accordance  with  Section 1223 of the
Code, the Acquiring Fund's holding period with respect to the Assets acquired by it will include the Acquired  Fund's holding period in such Assets;  and (ix) in accordance  with  Section  381(a) of the Code and  regulations  thereunder,  the
Acquiring  Fund will succeed to and take into account  certain tax attributes of the Acquired Fund, subject to applicable limitations; or

          (B) an Internal  Revenue Service private letter ruling covering all of the matters  described in the preceding clause (A),  together with an opinion of
E&Y stating that such Internal  Revenue  Service private letter ruling covers in all material respects the tax issues described above.

     g. NO  MATERIAL  ADVERSE  CHANGE.  There  shall have  occurred  no material adverse change in the financial position of the Acquiring Fund since the date of the Acquiring  Fund's most recent audited  financial  statements  referred to in
Section 4(d) other than  changes in its  portfolio  securities  since that date, changes in the market value of its portfolio securities or changes in connection with the payment of the Acquiring Fund's customary operating  expenses,  each in the ordinary course of business.

     h.  ABSENCE  OF   LITIGATION.   There  shall  not  be  pending  before  any
Governmental  Authority  any  material  litigation  with  respect to the matters contemplated by this Agreement.

     i.  PROCEEDINGS  AND  DOCUMENTS.   All  proceedings  contemplated  by  this
Agreement, the Reorganization,  and all of the other documents incident thereto, shall be reasonably  satisfactory to the Acquired Fund and its counsel,  and the
Acquired Fund and its counsel shall have received all such counterpart originals or  certified or other  copies of such  documents  as the  Acquired  Fund or its counsel may reasonably request.

     j. N-14 REGISTRATION STATEMENT.  The N-14 Registration Statement shall have become  effective  under the Securities  Act, and no stop order  suspending such effectiveness  shall have been  instituted or, to the Knowledge of the Acquiring
Fund or the Acquired Fund, contemplated by the Commission.

     k.  COMPLIANCE  WITH LAWS;  NO ADVERSE  ACTION OR DECISION.  Since the date hereof, (i) no law, statute, ordinance, code, rule or regulation shall have been promulgated,  enacted or entered that restrains,  enjoins, prevents,  materially delays,  prohibits or otherwise makes illegal the performance of this Agreement, the  Reorganization or the consummation of any of the transactions  contemplated hereby and thereby;  (ii) the  Commission  shall not have issued an  unfavorable advisory  report  under  Section  25(b)  of  the  Investment  Company  Act,  nor
instituted  or  threatened  to  institute  any  proceeding   seeking  to  enjoin
consummation of the Reorganization under Section 25(c) of the Investment Company
Act,  and (iii) no other  legal,  administrative  or other  proceeding  shall be instituted or threatened by any  Governmental  Authority which would  materially affect the financial  condition of the Acquiring Fund or that seeks to restrain, enjoin,  prevent,  materially  delay,  prohibit or  otherwise  make  illegal the performance of this Agreement,

the  Reorganization or the consummation of any of the transactions  contemplated hereby or thereby.

     l.  COMMISSION  ORDERS OR  INTERPRETATIONS.  The  Acquired  Fund shall have received from the Commission  such orders or  interpretations  as counsel to the
Acquired Fund deems  reasonably  necessary or desirable under the Securities Act and the Investment Company Act in connection with the  Reorganization;  PROVIDED that such  counsel  shall  have  requested  such  orders or  interpretations  as promptly as practicable, and all such orders shall be in full force and effect.

     m.  SUB-ADVISORY  AGREEMENTS.  The  MSA  Sub-Advisory  Agreements  and  the
Templeton Sub-Advisory Agreement each shall have been duly executed.

8.   CONDITIONS OF THE ACQUIRING FUND.

          The  obligations of the Acquiring  Fund hereunder  shall be subject to the satisfaction, at or before the Closing Date (or such other date specified in this  Agreement),  of the  conditions  set forth  below.  The  benefit  of these conditions  is for the Acquiring  Fund only and,  other than with respect to the condition set forth in Section 8(c) hereof,  may be waived, in whole or in part, by the Acquiring Fund at any time in its sole discretion.

     a.  REPRESENTATIONS  AND WARRANTIES.  The representations and warranties of the  Acquired  Fund  made in this  Agreement  shall be true and  correct  in all material  respects when made as of the Valuation Time and as of the Closing Date all with the same  effect as if made at and as of such  dates,  except  that any representations  and warranties that relate to a particular date or period shall be true and correct in all material respects as of such date or period.

     b.  PERFORMANCE.  The Acquired  Fund shall have  performed,  satisfied  and complied with all covenants, agreements and conditions required to be performed, satisfied or complied with by it under this Agreement at or prior to the Closing
Date.

     c. SHAREHOLDER  APPROVAL.  This Agreement shall have been adopted,  and the
Reorganization shall have been approved, by a Majority Shareholder Vote.

     d. APPROVAL OF BOARD OF DIRECTORS.  This Agreement  shall have been adopted and the  Reorganization  shall have been  approved by the Board of  Directors of
MSF, on behalf of the Acquired Funds,  including a majority of the Directors who are not  "interested  persons" of MSF or any American  Century  Party within the meaning of Section  2(a)(19) of the Investment  Company Act, in accordance  with applicable state law and the Investment Company Act.

     e.  DELIVERIES BY THE ACQUIRED  FUND. At or prior to the Closing Date,  the
Acquired Fund shall deliver to the Acquiring Fund the following:

          i. a certificate, in form and substance reasonably satisfactory to the
Acquiring Fund, executed by the President (or a Vice President) of MSF on behalf of the  Acquired  Fund,  dated  as of the  Closing  Date,  certifying  that  the conditions specified in subsections (a), (b), (c) and (d) of this Section 8 have been fulfilled;

                                       23

          ii. the unaudited  financial  statements of the Acquired Fund required by Section 5(b)(i) hereof; and

          iii. an opinion of Ballard Spahr Andrews & Ingersoll,  LLP, counsel to the Acquired Fund, in form and substance reasonably  acceptable to the Acquiring
Fund, covering such matters as may be reasonably requested by the Acquiring Fund and its counsel.

     f. TAX REPRESENTATION  CERTIFICATE.  The Acquired Fund shall have delivered to the Acquiring Fund a copy of the Tax Representations  Certificate.  As of the date of delivery  of the Tax  Representation  Certificate  and as of the Closing
Date, the Tax Representation  Certificate shall not contain any untrue statement of a  material  fact or omit to state any  material  fact  required  to make any statement contained therein, in light of the circumstances in which it was made, not misleading.

     g. TAX  OPINION/PRIVATE  LETTER  RULING.  The  Acquiring  Fund  shall  have received either:

          (A) an opinion of E&Y in form and substance reasonably satisfactory to the Acquiring  Fund and its counsel,  to the effect that, for Federal income tax purposes (i) the transfer of the Assets to the Acquiring Fund in exchange solely for the  Corresponding  Shares and the  assumption by the Acquiring  Fund of the
Acquired Fund Ordinary Course  Liabilities as provided for in the Agreement will constitute a  reorganization  within the meaning of Section  368(a) of the Code, and  assuming  that  such  transfer,  issuance  and  assumption  qualifies  as a reorganization  within the meaning of Section  368(a) of the Code,  the Acquired
Fund  and  the  Acquiring  Fund  will  each  be  deemed  to be a  "party  to the reorganization"  within  the  meaning  of  Section  368(b) of the Code;  (ii) in accordance  with  Sections  357 and  361 of the  Code,  no gain or loss  will be recognized  by the  Acquired  Fund as a result of the Asset  transfer  solely in return for the Corresponding  Shares and the assumption by the Acquiring Fund of the Acquired Fund Ordinary Course  Liabilities or on the  distribution  (whether actual  or  constructive)  of the  Corresponding  Shares  to the  Acquired  Fund
shareholders  as provided for in the Agreement;  (iii) under Section 1032 of the
Code, no gain or loss will be recognized by the Acquiring Fund on the receipt of the Assets in return for the  Corresponding  Shares  and the  assumption  by the
Acquiring Fund of the Acquired Fund Ordinary Course  Liabilities as provided for in the Agreement; (iv) in accordance with Section 354(a)(1) of the Code, no gain or loss will be  recognized  by the  shareholders  of the  Acquired  Fund on the receipt (whether actual or  constructive) of Corresponding  Shares in return for their shares of the Acquired Fund; (v) in accordance  with Section 362(b) of the
Code, the tax basis of the Assets in the hands of the Acquiring Fund will be the same  as the  tax  basis  of such  Assets  in the  hands  of the  Acquired  Fund immediately prior to the consummation of the Reorganization;  (vi) in accordance with  Section 358 of the Code,  immediately  after the  Reorganization,  the tax basis of the  Corresponding  Shares received (whether actual or constructive) by the  shareholders of the Acquired Fund in the  Reorganization  will be equal, in the aggregate,  to the tax basis of the shares of the Acquired Fund  surrendered in return  therefor;  (vii) in  accordance  with Section  1223 of the Code,  the holding period of a shareholder of the Acquired Fund in the Corresponding Shares it  receives  will  be  determined  by  including  the  holding  period  of such shareholder in the shares of the Acquired Fund exchanged therefor, PROVIDED that the Acquired Fund shares were held as a capital asset; (viii) in accordance with
Section 1223 of the Code,  the Acquiring  Fund's  holding period with respect to the Assets  acquired by it will include the Acquired  Fund's  holding  period in such  Assets;  and  (ix) in

                                       24

accordance  with  Section  381(a) of the Code and  regulations  thereunder,  the
Acquiring  Fund will succeed to and take into account  certain tax attributes of the Acquired Fund, subject to applicable limitations; or

          (B) an Internal  Revenue Service private letter ruling covering all of the matters  described in the preceding clause (A),  together with an opinion of
E&Y stating that such Internal  Revenue  Service private letter ruling covers in all material respects the tax issues described above.

     h. NO  MATERIAL  ADVERSE  CHANGE.  There  shall have  occurred  no material adverse  change in the  financial  position of the Acquired Fund since March 31,
2005 other than changes in its portfolio  securities since that date, changes in the market value of its portfolio  securities,  changes in  connection  with the payment of the Acquired Fund's customary operating  expenses,  or redemptions by shareholders  in accordance  with Section 22(e) of the  Investment  Company Act, each in the ordinary course of business,  and  redemptions  made by Northwestern
Mutual and its  subsidiaries  prior to the Closing Date that have been disclosed to the Acquiring Fund prior to the date of this Agreement.

     i.  ABSENCE  OF   LITIGATION.   There  shall  not  be  pending  before  any
Governmental  Authority  any  material  litigation  with  respect to the matters contemplated by this Agreement.

     j.  PROCEEDINGS  AND  DOCUMENTS.   All  proceedings  contemplated  by  this
Agreement, the Reorganization,  and all of the other documents incident thereto, shall be reasonably  satisfactory to the Acquiring Fund and its counsel, and the
Acquiring  Fund  and its  counsel  shall  have  received  all  such  counterpart originals or certified or other copies of such  documents as the Acquiring  Fund or its counsel may reasonably request.

     k. N-14 REGISTRATION STATEMENT.  The N-14 Registration Statement shall have become  effective  under the Securities  Act, and no stop order  suspending such effectiveness  shall have been  instituted  or, to the Knowledge of the Acquired
Fund or the Acquiring Fund, contemplated by the Commission.

     l.  COMPLIANCE  WITH LAWS;  NO ADVERSE  ACTION OR DECISION.  Since the date hereof, (i) no law, statute, ordinance, code, rule or regulation shall have been promulgated,  enacted or entered that restrains,  enjoins, prevents,  materially delays,  prohibits or otherwise makes illegal the performance of this Agreement, the  Reorganization or the consummation of any of the transactions  contemplated hereby and thereby;  (ii) the  Commission  shall not have issued an  unfavorable advisory  report  under  Section  25(b)  of  the  Investment  Company  Act,  nor
instituted  or  threatened  to  institute  any  proceeding   seeking  to  enjoin
consummation of the Reorganization under Section 25(c) of the Investment Company
Act,  and (iii) no other  legal,  administrative  or other  proceeding  shall be instituted or threatened by any  Governmental  Authority which would  materially affect the  financial  condition of the Acquired Fund or that seeks to restrain, enjoin,  prevent,  materially  delay,  prohibit or  otherwise  make  illegal the performance of this Agreement,  the Reorganization or the consummation of any of the transactions contemplated hereby or thereby.

                                       25

     m.  COMMISSION  ORDERS OR  INTERPRETATIONS.  The Acquiring  Fund shall have received from the Commission  such orders or  interpretations  as counsel to the
Acquiring Fund deems reasonably  necessary or desirable under the Securities Act and the Investment Company Act in connection with the  Reorganization;  PROVIDED that such  counsel  shall  have  requested  such  orders or  interpretations  as promptly as practicable, and all such orders shall be in full force and effect.

     n.  DIVIDENDS.  Prior to the Closing  Date,  the  Acquired  Fund shall have declared  a  dividend  or  dividends  which,  together  with all  such  previous dividends,  shall have the effect of distributing to its shareholders all of its investment  company  taxable  income as of the Closing  Date,  if any  (computed without regard to any deduction for dividends  paid), and all of its net capital gain, if any, recognized as of the Closing Date.

     o.  SUB-ADVISORY  AGREEMENTS.  The  MSA  Sub-Advisory  Agreements  and  the
Templeton Sub-Advisory Agreement each shall have been duly executed.

9.   TERMINATION, POSTPONEMENT AND WAIVERS.

     a.  TERMINATION OF AGREEMENT.  Notwithstanding  anything  contained in this
Agreement to the contrary,  subject to Section 10 hereof,  this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after approval  thereof by the shareholders of the Acquired Fund) prior to the Closing
Date, or the Closing Date may be postponed,  by mutual agreement of the parties, or by MSF or an American  Century Party following notice in writing to the other party prior to the Closing Date that:

          i.   the Board of Trustees or Directors of such party,  as applicable, has determined that the  Reorganization  is no longer in the best interests of its shareholders;

          ii.  any Governmental  Authority of competent  jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining,  enjoining or otherwise prohibiting this Agreement,  the Reorganization or the consummation of any of
               the  transactions   contemplated   hereby  or  thereby  and  such
               judgment,  injunction,  order,  ruling,  decree  or other  action becomes final and non-appealable; PROVIDED that the party seeking to terminate  this  Agreement  pursuant to this Section  9(a)(ii)
               shall  have  used  its  reasonable  best  efforts  to  have  such judgment,  injunction,  order,  ruling,  decree  or other  action lifted, vacated or denied;

          iii. there  shall have been a breach by the other  party of any of the
               covenants  or  agreements  or  any  of  the   representations  or
               warranties  set forth in this Agreement on the part of such other party,  which breach,  either  individually  or in the aggregate, would result in, if occurring and continuing on the Closing Date, the  failure of the  condition  set forth in Sections 7 and 8, as the case may be, and which  breach  has not been cured  within 30 days of following  written notice thereof to the breaching  party or, by its nature, cannot be cured within such time period; and

                                       26

          iv.  Notwithstanding  anything in this Section 9 to the contrary,  the
               Closing Date shall not have been consummated on or before May 31,
               2006,  PROVIDED that the right to terminate this Agreement  under this provision shall not be available to a party whose failure to comply with any  provisions of this  Agreement has been the cause of or resulted in the failure of the Closing  Date to occur on or before such date.

     b. COMMISSION  ORDER. If any order or orders of the Commission with respect to this Agreement,  the  Reorganization or any of the transactions  contemplated hereby or thereby shall be issued prior to the Closing Date and shall impose any terms or conditions  which are determined by action of the Board of Directors of
MSF and the Board of Trustees or  Directors,  as  applicable,  of each  American
Century Party to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Acquired Fund,  unless such terms and conditions shall result in a change in the method of computing the number of  Corresponding  Shares to be issued by the
Acquiring  Fund to the  Acquired  Fund in which  event,  unless  such  terms and conditions  shall  have  been  included  in  the  proxy  solicitation  materials furnished to the shareholders of the Acquired Fund prior to the meeting at which the  Reorganization  shall  have  been  approved,  this  Agreement  shall not be consummated and shall  terminate  unless the Acquired Fund promptly shall call a special  meeting of  shareholders  at which such  conditions so imposed shall be submitted for approval and the requisite  approval of such  conditions  shall be obtained.

     c. EFFECT OF  TERMINATION.  In the event of  termination  of this Agreement pursuant to the provisions  hereof, the same shall become null and void and have no further force or effect,  and there shall not be any liability on the part of either the Acquired  Fund or the  Acquiring  Fund,  MSF or the American  Century
Parties,  or Persons  who are their  directors,  trustees,  officers,  agents or shareholders in respect of this Agreement.

     d. WAIVERS;  NON-MATERIAL  CHANGES.  At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the party that is  entitled  to the  benefit  thereof if such  action or waiver will not have a
Material  Adverse  Effect on the benefits  intended  under this Agreement to the shareholders of such party on behalf of which such action is taken. In addition, each party hereby delegates to its investment adviser, or designated officers of the investment  adviser or funds,  the ability to make  non-material  changes to this Agreement if such  investment  adviser deems it to be in the best interests of the Acquired Fund or Acquiring Fund for which it serves as investment adviser to do so.

10.  SURVIVAL OF REPRESENTATIONS AND WARRANTIES.

     The  representations  and  warranties  contained in Sections 3 and 4 hereof shall expire with, and be terminated by, the consummation of the Reorganization, and neither the Acquired Fund nor the Acquiring Fund nor any of their  officers, trustees,  agents or shareholders  shall have any liability with respect to such representations  or warranties  after the Closing Date. This provision shall not protect any  officer,  trustee or agent of the  Acquired  Fund or the  Acquiring
Fund,  or of MSF or the American  Century  Parties  against any liability to the entity for which such Person serves in such capacity, or to its shareholders, to which such Person would be subject by reason

                                       27

of willful  misfeasance,  bad faith, gross negligence,  or reckless disregard of the duties in the conduct of such office.

11.  OTHER MATTERS

     a. OBLIGATIONS. Copies of the MSF Articles of Incorporation is on file with the Secretary of State of the State of Maryland and copies of the Declaration of
Trust or Articles of  Incorporation,  as  applicable,  of each American  Century
Party are on file with the Secretary of State of the State of  Massachusetts  or
Maryland,  as  applicable,  and notice is hereby given that this  instrument  is executed on behalf of the Directors of MSF on behalf of the Acquired Fund and on behalf of the Trustees or Directors,  as  applicable,  of the relevant  American
Century  Party on behalf of the Acquiring  Fund,  as trustees or  directors,  as applicable, and not individually,  and that the obligations of or arising out of this  instrument  are not  binding  upon any of the  trustees or  directors,  as applicable,  officers,  employees, agents or shareholders of MSF or the American
Century  Parties  individually,  but are  binding  solely  upon the  assets  and property of the Acquired Fund and the Acquiring Fund, respectively.

     b. FURTHER  ASSURANCES.  Each party hereto  covenants and agrees to provide the  other  parties  hereto  and  their  agents  and  counsel  with  any and all documentation, information, assistance and cooperation that may become necessary from  time  to  time  with  respect  to the  transactions  contemplated  by this
Agreement.

     c. NOTICES. Any notice, report or other communication hereunder shall be in writing  and shall be given to the Person  entitled  thereto  by hand  delivery, prepaid certified mail or overnight  service,  addressed to the Acquired Fund or the Acquiring Fund, as applicable, at the address set forth below. If the notice is sent by certified  mail,  it shall be deemed to have been given to the Person entitled thereto upon receipt and if the notice is sent by overnight service, it shall be  deemed to have  been  given to the  Person  entitled  thereto  one (1)
business  day after it was  deposited  with the courier  service for delivery to that  Person.  Notice of any change in any  address  listed  below also shall be given in the manner set forth above.  Whenever the giving of notice is required, the giving of such notice may be waived by the party  entitled  to receive  such notice.

If to the Acquired Fund, to:     Mason Street Funds, Inc.
                                 720 E. Wisconsin Ave.
                                 Milwaukee, WI  53202-4797
                                 Attention:  Kate Fleming, Vice President
                                 Attention:  Michael W. Zielinski,
                                   Assistant Secretary

With a copy to:                  Ballard Spahr Andrews & Ingersoll, LLP
                                 1735 Market Street, 51st Floor
                                 Philadelphia, PA  19103
                                 Attention:  John N. Ake

                                       28

If to the Acquiring Fund, to:    American Century Companies, Inc.
                                 4500 Main Street
                                 Kansas City, MO  64111
                                 Attention:  Maryanne Roepke
                                 Attention:  Charles A. Etherington, Esq.

With a copy to:                  Shearman & Sterling LLP
                                 801 Pennsylvania Ave., NW
                                 Suite 900
                                 Washington, D.C.  20004
                                 Attention:  Karrie H. McMillan, Esq.

     d. ENTIRE AGREEMENT.  This Agreement  contains the entire agreement between the parties  hereto with respect to the matters  contemplated  in this Agreement and supersedes  all previous  agreements or  understandings  between the parties related to such matters.

     e.  AMENDMENT.  Except as set forth in Section 9(d) hereof,  this Agreement may be amended,  modified,  superseded,  canceled,  renewed or extended, and the terms or covenants hereof may be waived,  only by a written instrument  executed by all of the parties  hereto or, in the case of a waiver,  by the party waiving compliance;  PROVIDED that following the meeting of shareholders of the Acquired
Fund pursuant to Section 5(a) hereof,  no such  amendment may have the effect of changing the provisions for determining the number of Corresponding Shares to be issued to the Acquired Fund  shareholders  under this Agreement to the detriment of such  shareholders  without  their  further  approval.  Except  as  otherwise specifically provided in this Agreement, no waiver by either party hereto of any breach by the other party hereto of any condition or provision of this Agreement to be  performed  by such other  party  shall be deemed a waiver of a similar or dissimilar  provision  or  condition  at the same or at any prior or  subsequent time.

     f.  GOVERNING  LAW.  This  Agreement  shall be  construed  and  enforced in accordance with, and the rights of the parties shall be governed by, the laws of the State of New York  applicable to agreements made and to be performed in said state, without giving effect to the principles of conflict of laws thereof.

     g.  ASSIGNMENT.  This Agreement shall not be assigned by any of the parties hereto, in whole or in part,  whether by operation of law or otherwise,  without the prior written  consent of the other party hereto.  Any purported  assignment contrary to the terms  hereof shall be null,  void and of no effect.  Nothing in this Agreement  expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their  respective  successors  and assigns,  any rights or remedies  under or by reason of this Agreement.

     h.  SEVERABILITY.  Any term or provision of this Agreement which is invalid or  unenforceable  in  any  jurisdiction  shall,  as to  such  jurisdiction,  be ineffective  to the  extent  of  such  invalidity  or  unenforceability  without rendering  invalid or  unenforceable  the remaining terms and provisions of this
Agreement or affecting  the validity or  enforceability  of any of the terms and provisions of this Agreement in any other jurisdiction.

                                       29

     i. EXPENSES.  Northwestern  Mutual and/or American Century Companies,  Inc.
("AMERICAN  CENTURY") or their affiliates will pay all expenses  associated with
the   Acquired   Fund's  and  the   Acquiring   Fund's   participation   in  the
Reorganization.  Such expenses include (i) all expenses and professional fees of the  independent  directors  of the  Acquired  Fund  and the  Acquiring  Fund in
connection  with  this  Agreement,   the  Reorganization  and  the  transactions
contemplated  hereby and thereby,  (ii) all expenses  and  professional  fees of outside legal  counsel for  Northwestern  Mutual and American  Century and their respective affiliates in connection with this Agreement,  the Reorganization and the transactions  contemplated hereby and thereby, (iii) all expenses associated
with  any  proxy  solicitations  or  shareholders'   meetings  related  to  this
Agreement,  the  Reorganization  or the  transactions  contemplated  hereby  and thereby,  (iv) all  expenses and  professional  fees of outside  accountants  in
connection  with  this  Agreement,   the  Reorganization  and  the  transactions
contemplated  hereby  and  thereby,  (v) all fees and  expenses  payable  to the
Internal  Revenue  Service in connection  with the Private Letter Ruling request referred to in Section  7(f) hereof and (vi) all  expenses  associated  with the termination  or amendment of any transfer  agency  relationship  of the Acquired
Fund or  Acquiring  Fund  arising  from this  Agreement  and the  Reorganization
Agreement or the  transactions  contemplated  hereby and thereby  (including any programming  costs),  other than any  termination fee or penalty related to such termination.

     j. HEADINGS. Headings to sections in this Agreement are intended solely for convenience  and no provision of this  Agreement is to be construed by reference to the heading of any section.

     k.  COUNTERPARTS.   This  Agreement  may  be  executed  in  any  number  of
counterparts,  each of which, when executed and delivered, shall be deemed to be an  original  but  all  such  counterparts  together  shall  constitute  but one instrument.

                         SIGNATURES ON FOLLOWING PAGES.

                                       30

     IN WITNESS WHEREOF, the parties have executed this Agreement as of the date first set forth above.

ATTEST:                                 MASON STREET FUNDS, INC.
                                            On behalf of:
                                            MSF SMALL CAP GROWTH FUND
                                            MSF AGGRESSIVE GROWTH FUND
                                            MSF SELECT BOND FUND
                                            MSF HIGH YIELD BOND FUND
                                            MSF INDEX 500 FUND
                                            MSF LARGE CAP CORE FUND
                                            MSF INTERNATIONAL EQUITY FUND
                                            MSF ASSET ALLOCATION FUND
                                            MSF GROWTH FUND
                                            MSF MUNICIPAL BOND FUND

By: /s/ Michael W. Zielinski            By: /s/ Mark G. Doll
    ----------------------------------      ------------------------------------
    Michael W. Zielinski                    Mark G. Doll
    Secretary                               President

              SIGNATURE PAGE: AGREEMENT AND PLAN OF REORGANIZATION

 ATTEST:                        AMERICAN CENTURY MUTUAL FUNDS, INC.
                                   On behalf of:
                                   AC-MS SMALL CAP GROWTH FUND
                                   AC-MS MID CAP GROWTH FUND
                                   AC SELECT FUND

                                AMERICAN CENTURY INVESTMENT TRUST
                                   On behalf of:
                                   AC-MS SELECT BOND FUND
                                   AC-MS HIGH-YIELD BOND FUND

                                AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
                                   On behalf of:
                                   AC EQUITY INDEX FUND

                                AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
                                   On behalf of:
                                   AC EQUITY GROWTH FUND

                                AMERICAN CENTURY WORLD MUTUAL FUNDS,INC.
                                   On behalf of:
                                   AC INTERNATIONAL VALUE  FUND

                                AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
                                   On behalf of:
                                   AC STRATEGIC ALLOCATION: MODERATE FUND

                                AMERICAN CENTURY MUNICIPAL TRUST
                                   On behalf of:
                                   AC LONG-TERM TAX-FREE FUND

By:  /s/ David H. Reinmiller           By:  /s/ William M. Lyons
     --------------------------------       ------------------------------------
     David H. Reinmiller                    William M. Lyons
     Assistant Secretary                    President

                                    EXHIBIT A

                              CORRESPONDING SHARES

----------------------------------------- --------------------------------------
              ACQUIRED FUND                         ACQUIRING FUND
----------------------------------------- --------------------------------------
MSF Small Cap Growth Fund                 AC-MS Small Cap Growth Fund
     Class A Shares                             Class A Shares
     Class B Shares                             Class B Shares
     Class C Shares                             Class A Shares
----------------------------------------- --------------------------------------
MSF Aggressive Growth Fund                AC-MS Mid Cap Growth Fund
     Class A Shares                             Class A Shares
     Class B Shares                             Class B Shares
     Class C Shares                             Class A Shares
----------------------------------------- --------------------------------------
MSF Growth Fund                           AC Select Fund
     Class A Shares                             Class A Shares
     Class B Shares                             Class B Shares
     Class C Shares                             Class A Shares
----------------------------------------- --------------------------------------
MSF Select Bond Fund                      AC-MS Select Bond Fund
     Class A Shares                             Class A Shares
     Class B Shares                             Class B Shares
     Class C Shares                             Class A Shares
----------------------------------------- --------------------------------------
MSF High Yield Bond Fund                  AC-MS High-Yield Bond Fund
     Class A Shares                             Class A Shares
     Class B Shares                             Class B Shares
     Class C Shares                             Class A Shares
----------------------------------------- --------------------------------------
MSF Index 500 Fund                        AC Equity Index Fund
     Class A Shares                             Investor Class Shares
     Class B Shares                             Investor Class Shares
----------------------------------------- --------------------------------------
MSF Large Cap Core Fund                   AC Equity Growth Fund
     Class A Shares                             Advisor Class Shares
     Class B Shares                             Advisor Class Shares
----------------------------------------- --------------------------------------
MSF International Equity Fund             AC International Value Fund
     Class A Shares                             Class A Shares
     Class B Shares                             Class B Shares
----------------------------------------- --------------------------------------
MSF Asset Allocation Fund                 AC Strategic Allocation: Moderate Fund
     Class A Shares                             Class A Shares
     Class B Shares                             Class B Shares
     Class C Shares                             Class A Shares
----------------------------------------- --------------------------------------
MSF Municipal Bond Fund                   AC Long-Term Tax-Free Fund
     Class A Shares                             Class A Shares
     Class B Shares                             Class B Shares
----------------------------------------- --------------------------------------

                                  SCHEDULE 4(D)

                   ACQUIRING FUND AUDITED FINANCIAL STATEMENTS

------------------------ -------------------------- ----------------------------
                            FINANCIAL STATEMENTS
     ACQUIRING FUND              AS OF DATE                  AUDITOR
------------------------ -------------------------- ----------------------------
AC Equity Index Fund       March 31, 2005           Deloitte & Touche LLP
------------------------ -------------------------- ----------------------------
AC Equity Growth Fund      December 31, 2004        PricewaterhouseCoopers LLP
------------------------ -------------------------- ----------------------------
AC Strategic Allocation:   November 30, 2004        Deloitte & Touche LLP
Moderate Fund
------------------------ -------------------------- ----------------------------
AC Select Fund             October 31, 2004         Deloitte & Touche LLP
------------------------ -------------------------- ----------------------------

                                  SCHEDULE 4(E)

                       ACQUIRING FUND SEMI-ANNUAL REPORTS

------------------------------------------ -------------------------------------
             ACQUIRING FUND                    PERIOD OF SEMI-ANNUAL REPORT
------------------------------------------ -------------------------------------
     AC Equity Index Fund                        March 31, 2005 through
                                                 September 30, 2005
------------------------------------------ -------------------------------------
     AC Equity Growth Fund                       December 31, 2004 through
                                                 June 30, 2005
------------------------------------------ -------------------------------------
     AC Strategic Allocation: Moderate           November 30, 2004 through May
     Fund                                        31, 2005
------------------------------------------ -------------------------------------
     AC Select Fund                              October 31, 2004 through
                                                 April 30, 2005
------------------------------------------ -------------------------------------

                                  SCHEDULE 4(N)

                          ACQUIRING FUND CAPITALIZATION

------------------------------------------ -------------------------------------
             ACQUIRING FUND                   SHARES AUTHORIZED TO BE ISSUED
------------------------------------------ -------------------------------------
     AC-MS Small Cap Growth Fund                          155,000,000
------------------------------------------ -------------------------------------
     AC-MS Mid Cap Growth Fund                            155,000,000
------------------------------------------ -------------------------------------
     AC Select Fund                                       465,000,000
------------------------------------------ -------------------------------------
     AC-MS Select Bond Fund                               Unlimited
------------------------------------------ -------------------------------------
     AC-MS High-Yield Bond Fund                           Unlimited
------------------------------------------ -------------------------------------
     AC Equity Index Fund                                 750,000,000
------------------------------------------ -------------------------------------
     AC Equity Growth Fund                                420,000,000
------------------------------------------ -------------------------------------
     AC International Value Fund                          225,000,000
------------------------------------------ -------------------------------------
     AC Strategic Allocation: Moderate                    1,100,000,000
     Fund
------------------------------------------ -------------------------------------
     AC Long-Term Tax-Free Fund                           Unlimited
------------------------------------------ -------------------------------------

                                   EXHIBIT II

                                     TO THE

                         PROXY STATEMENT AND PROSPECTUS

                         INFORMATION ON THE NEW AC FUNDS

                                                                                                                                                                      EXHIBIT II

          * This symbol is used throughout the book to highlight  definitions of key investment terms and to provide other helpful information.

                                  INTRODUCTION

     This Exhibit provides  information  required to be in a prospectus for each of American  Century-Mason Street Small Cap Growth Fund ("AC-MS Small Cap Growth
Fund"), American Century-Mason Street Mid Cap Growth Fund ("AC-MS Mid Cap Growth
Fund"),  American  Century-Mason  Street  Select Bond Fund  ("AC-MS  Select Bond
Fund"),  American  Century-Mason  Street High-Yield Bond Fund ("AC-MS High-Yield
Bond Fund"),  American Century International Value Fund ("AC International Value
Fund") and American  Century  Long-Term  Tax-Free Fund ("AC  Long-Term  Tax-Free
Fund" and together with AC-MS Small Cap Growth Fund,  AC-MS Mid Cap Growth Fund,
AC-MS Select Bond Fund, AC-MS  High-Yield Bond Fund and AC  International  Value
Fund, the "New AC Funds" and each, a "New AC Fund").

                         AN OVERVIEW OF THE NEW AC FUNDS

WHAT IS EACH NEW AC FUND'S INVESTMENT OBJECTIVE?

o    AC-MS Small Cap Growth Fund seeks long-term capital growth.

o    AC-MS Mid Cap Growth Fund seeks long-term capital growth.

o    AC-MS  Select  Bond  Fund  seeks  high  income  and  capital  appreciation, consistent with preservation of capital.

o    AC-MS   High-Yield   Bond  Fund  seeks  high  current  income  and  capital
     appreciation.

o    AC International Value Fund seeks long-term capital growth.

o    AC Long-Term Tax-Free Fund seeks a high level of current income exempt from federal income taxes, consistent with preservation of capital.

WHAT ARE THE PRIMARY  INVESTMENT  STRATEGIES AND PRINCIPAL  RISKS OF EACH NEW AC
FUND?

AC-MS SMALL CAP GROWTH FUND

AC-MS  Small Cap Growth Fund will  normally  invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in common stocks of
U.S. companies with market capitalizations that do not exceed the maximum market capitalization of any security in the S&P SmallCap 600(R) Index.  Securities are selected  for their  above-average  growth  potential  giving  consideration  to factors  such as company  management,  growth  rate of  revenues  and  earnings, opportunities for margin expansion and strong financial characteristics.

AC-MS Small Cap Growth Fund's principal risks include:

o    MARKET RISK - The value of AC-MS Small Cap Growth  Fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

o    PRICE  VOLATILITY - The value of AC-MS Small Cap Growth  Fund's  shares may fluctuate significantly in the short term.

o    PRINCIPAL  LOSS - At any given  time your  shares may be worth more or less than the price you paid for them.  In other  words,  it is possible to lose money by investing in AC-MS Small Cap Growth Fund.

o    SMALL CAP STOCKS - The  smaller  companies  in which AC-MS Small Cap Growth
     Fund  invests may present  greater  opportunities  for capital  growth than larger companies, but also may present greater risks.

o    FOREIGN  SECURITIES  - AC-MS  Small Cap  Growth  Fund may invest in foreign securities, which can be riskier than investing in U.S. securities.

AC-MS MID CAP GROWTH FUND

AC-MS Mid Cap Growth Fund will normally  invest at least 80% of the value of its net assets  (plus any  borrowings  for  investment  purposes)  in stocks of U.S.
companies with market capitalizations in the range represented by the S&P MidCap
400(R) Index. AC-MS Mid Cap Growth Fund invests primarily in stocks of small and mid-sized  companies  selected for their  above-average  growth potential giving consideration to factors such as company management, growth rate of revenues and
earnings,    opportunities   for   margin   expansion   and   strong   financial
characteristics.

AC-MS Mid Cap Growth Fund's principal risks include:

o    MARKET  RISK - The value of AC-MS Mid Cap Growth  Fund's  shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

o    PRICE  VOLATILITY  - The value of AC-MS Mid Cap  Growth  Fund's  shares may fluctuate significantly in the short term.

o    PRINCIPAL  LOSS - At any given  time your  shares may be worth more or less than the price you paid for them.  In other  words,  it is possible to lose money by investing in AC-MS Mid Cap Growth Fund.

o    MID CAP STOCKS - The mid-sized companies in which AC-MS Mid Cap Growth Fund invests may present  greater  opportunities  for capital growth than larger companies, but also may present greater risks.

o    FOREIGN  SECURITIES  - AC-MS Mid Cap  Growth  Fund may  invest  in  foreign securities, which can be riskier than investing in U.S. securities.

AC-MS SELECT BOND FUND

AC-MS Select Bond Fund will normally invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in a diversified  portfolio of investment  grade debt securities with maturities  exceeding one year.  AC-MS
Select Bond Fund invests in both domestic and foreign debt  securities  that are rated  investment  grade by at least one major  rating  agency  or, if  unrated, determined by management  to be of comparable  quality.  Up to 20% of net assets may be invested in below investment grade securities.  AC-MS Select Bond Fund is actively managed to take advantage of changes in interest rates,  credit quality and  maturity  based on  management's  outlook for the  economy,  the  financial markets  and  other  factors.  This will  increase  portfolio  turnover  and may increase transaction costs and the realization of tax gains and losses.

AC-MS Select Bond Fund's principal risks include:

o    INTEREST  RATE RISK - Generally,  when  interest  rates rise,  the value of
     AC-MS Select Bond Fund's fixed-income securities will decline. The opposite is true when interest rates decline.

o    CREDIT RISK - Prices of debt investments  reflect the risk of default.  The credit rating assigned to a debt investment  generally  reflects the credit risk. High-yield investments present more credit risk than investment-grade issues.

o    LIQUIDITY RISK - The market for  lower-quality  debt securities,  including junk bonds,  is  generally  less liquid than the market for  higher-quality debt  securities,  and at  times  it  may  become  difficult  to  sell  the lower-quality debt securities.

o    FOREIGN  SECURITIES  RISK - Foreign  securities  have certain unique risks, such as currency risk,  political and economic risk, and foreign market and trading risk.

o    PRINCIPAL  LOSS - It is possible to lose money by investing in AC-MS Select
     Bond Fund.

AC-MS HIGH-YIELD BOND FUND

AC-MS High-Yield Bond Fund will normally invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in non-investment grade debt securities. AC-MS High-Yield Bond Fund invests in both domestic and foreign debt  securities  that are rated  below  investment  grade by at least one major rating  agency or, if unrated,  determined  by  management  to be of  comparable quality.  Securities  are selected  primarily  based upon rigorous  industry and credit analysis  performed by management to identify companies that are believed to be  attractively  priced,  or which  have  stable  or  improving  fundamental financial characteristics, relative to the overall high yield market. High yield debt securities are often called "junk bonds."

AC-MS High-Yield Bond Fund's principal risks include:

o    INTEREST  RATE RISK - Generally,  when  interest  rates rise,  the value of
     AC-MS  High-Yield Bond Fund's  fixed-income  securities  will decline.  The opposite is true when interest rates decline.

o    CREDIT RISK - Prices of debt investments  reflect the risk of default.  The credit rating assigned to a debt investment  generally  reflects the credit risk. High-yield investments present more credit risk than investment-grade issues.

o    LIQUIDITY RISK - The market for  lower-quality  debt securities,  including junk bonds,  is  generally  less liquid than the market for  higher-quality debt  securities,  and at  times  it  may  become  difficult  to  sell  the lower-quality debt securities.

o    FOREIGN  SECURITIES  RISK - Foreign  securities  have certain unique risks, such as currency risk,  political and economic risk, and foreign market and trading risk.

o    PRINCIPAL  LOSS - At any given  time your  shares may be worth more or less than the price you paid for them.  In other  words,  it is possible to lose money by investing in AC-MS High-Yield Bond Fund.

AC INTERNATIONAL VALUE FUND

AC  International  Value Fund will normally  invest at least 80% of the value of its  net  assets  (plus  any  borrowings  for  investment  purposes)  in  equity securities  and at least  65% of net  assets in  securities  of  issuers  from a minimum of three countries  outside the United States that  management  believes are  undervalued  based on such measures as, for example,  company book or asset values, earnings, cash flows and business franchises.

AC International Value Fund's principal risks include:

o    MARKET RISK - The value of AC International  Value Fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

o    PRICE  VOLATILITY - The value of AC  International  Value Fund's shares may fluctuate significantly in the short term.

o    PRINCIPAL  LOSS - At any given  time your  shares may be worth more or less than the price you paid for them.  In other  words,  it is possible to lose money by investing in AC International Value Fund.

o    STYLE  RISK - If  the  market  does  not  consider  the  individual  stocks purchased by AC International Value Fund to be undervalued, the value of AC
     International  Value Fund's  shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

o    FOREIGN RISK - The fund invests primarily in foreign securities,  which are generally riskier than U.S. securities.  As a result the fund is subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls),  social and economic events
     (such as  labor  strikes  and  rising  inflation),  and  natural  disasters occurring  in a  country  where the fund  invests  could  cause the  fund's investments in that country to experience gains or losses.

o    CURRENCY RISK - Because AC  International  Value Fund generally  invests in securities  denominated in foreign currencies,  AC International Value Fund is subject to currency  risk,  meaning  that it could  experience  gains or losses  solely on changes in the exchange rate between  foreign  currencies and the U.S. dollar.

AC LONG-TERM TAX-FREE FUND

AC Long-Term Tax-Free Fund will normally invest at least 80% of the value of its net assets (plus any  borrowings for  investment  purposes) in  investment-grade municipal  obligations  with interest  payments  exempt from federal  taxes.  AC
Long-Term  Tax-Free  Fund has the  ability  to invest up to 20% of its assets in lower rated  securities.  AC Long-Term  Tax-Free Fund will  typically  invest in long-term debt securities. Under normal market conditions, AC Long-Term Tax-Free
Fund will maintain a weighted average maturity of more than ten years.

AC Long-Term Tax-Free Fund's principal risks include:

o    INTEREST RATE RISK - Generally,  when interest  rates rise, the value of AC
     Long-Term  Tax-Free  Fund's  fixed-income   securities  will  decline.  The
     opposite is true when interest rates decline. Because AC Long-Term Tax-Free
     Fund  has a longer  weighted  average  maturity,  it is  likely  to be more sensitive to interest rate changes.

o    CREDIT RISK - Prices of debt investments  reflect the risk of default.  The credit rating assigned to a debt investment  generally  reflects the credit risk. High-yield investments present more credit risk than investment-grade issues.

o    LIQUIDITY RISK - The market for  lower-quality  debt securities,  including junk bonds, is generally less liquid than the market for high-quality  debt securities,  and at times it may become difficult to sell the lower-quality debt securities.

o    PRINCIPAL  LOSS - It is possible to lose money by investing in AC Long-Term
     Tax-Free Fund.

--------------------------------------------------------------------------------

A more detailed  description  of each New AC Fund's  investment  strategies  and risks may be found under the heading  OBJECTIVES,  STRATEGIES  AND RISKS,  which begins on page II-20.

          * An investment in a New AC Fund is not a bank deposit,  and it is not insured or guaranteed  by the Federal  Deposit  Insurance  Corporation
          (FDIC) or any other government agency.

                         NEW AC FUND PERFORMANCE HISTORY

Each New AC Fund's  performance  history is not available as of the date of this prospectus.  When the New AC Funds have  investment  results for a full calendar year,  each New AC Fund's  prospectus will feature charts that show annual total returns,  highest and lowest quarterly  returns and average annual total returns for the New AC Fund. This  information  will indicate the volatility of each New
AC Fund's historical returns from year to year.

                                FEES AND EXPENSES

The following  tables  describe the fees and expenses you may pay if you buy and hold shares of the New AC Funds.

                           AC-MS SMALL CAP GROWTH FUND

                                 INVESTOR  INSTITUTIONAL
                                  CLASS       CLASS       A CLASS    B CLASS   C CLASS    R CLASS
                                ---------   -----------  ---------  --------- ---------  ---------

Maximum Sales Charge (Load)       None        None        5.75%       None      None       None
Imposed on Purchases
   (as a percentage of
   offering price)

Maximum Deferred Sales            None        None       None(1)   5.00%(2)   1.00%(3)     None
Charge (Load)
   (as a percentage of the
   original offering price for
   B Class shares or the lower
   of the original offering
   price or redemption proceeds
   for A and C Class shares)

Maximum Account                 $25(4)       None        None         None      None       None
Maintenance Fee

----------------------------------

(1)  INVESTMENTS  OF $1  MILLION  OR MORE IN A CLASS  SHARES MAY BE SUBJECT TO A
     CONTINGENT DEFERRED SALES CHARGE OF 1.00% IF THE SHARES ARE REDEEMED WITHIN
     ONE YEAR OF THE DATE OF PURCHASE.

(2)  THIS CHARGE IS 5.00% DURING THE FIRST YEAR AFTER  PURCHASE,  DECLINES  OVER
     THE NEXT FIVE YEARS AS SHOWN ON PAGE  II-40,  AND IS  ELIMINATED  AFTER SIX
     YEARS.

(3)  THE CHARGE IS 1.00% DURING THE FIRST YEAR AFTER  PURCHASE AND IS ELIMINATED
     THEREAFTER.

(4)  APPLIES ONLY TO INVESTORS  WHOSE TOTAL ELIGIBLE  INVESTMENTS  WITH AMERICAN
     CENTURY ARE LESS THAN $10,000.  SEE ACCOUNT MAINTENANCE FEE UNDER INVESTING
     DIRECTLY WITH AMERICAN CENTURY FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                 DISTRIBUTION
                                                 AND SERVICE     OTHER       TOTAL ANNUAL FUND
                              MANAGEMENT FEE(1) (12B-1) FEES(2)  EXPENSES(3) OPERATING EXPENSES
                              ----------------- ---------------  ----------- ------------------

Investor Class..............     1.30%              0.00%           0.00%             1.30%
Institutional Class.........     1.10%              0.00%           0.00%             1.10%
A Class.....................     1.30%              0.25%(4)        0.00%             1.55%
B Class.....................     1.30%              1.00%(5)        0.00%             2.30%
C Class.....................     1.30%              1.00%           0.00%             2.30%
R Class.....................     1.30%              0.50%           0.00%             1.80%

-------------------------------

(1)  AC-MS SMALL CAP GROWTH FUND PAYS THE ADVISOR A SINGLE,  UNIFIED  MANAGEMENT
     FEE FOR ARRANGING ALL SERVICES NECESSARY FOR IT TO OPERATE. AC-MS SMALL CAP
     GROWTH FUND HAS A STEPPED FEE SCHEDULE. AS A RESULT, AC-MS SMALL CAP GROWTH
     FUND'S UNIFIED  MANAGEMENT FEE RATE GENERALLY  DECREASES AS STRATEGY ASSETS
     INCREASE AND INCREASES AS STRATEGY ASSETS  DECREASE.  FOR MORE  INFORMATION
     ABOUT THE UNIFIED  MANAGEMENT  FEE,  INCLUDING AN  EXPLANATION  OF STRATEGY
     ASSETS, SEE THE INVESTMENT ADVISOR UNDER MANAGEMENT.

(2)  THE 12B-1 FEE IS DESIGNED TO PERMIT  INVESTORS TO PURCHASE  SHARES  THROUGH
     BROKER-DEALERS,    BANKS,   INSURANCE   COMPANIES   AND   OTHER   FINANCIAL
     INTERMEDIARIES.   THE  FEE  MAY  BE  USED  TO  COMPENSATE   SUCH  FINANCIAL
     INTERMEDIARIES FOR DISTRIBUTION AND INDIVIDUAL  SHAREHOLDER  SERVICES.  FOR
     MORE INFORMATION, SEE MULTIPLE CLASS INFORMATION AND SERVICE,  DISTRIBUTION
     AND ADMINISTRATIVE FEES, PAGE II-52.

(3)  OTHER  EXPENSES,  WHICH  INCLUDE  THE FEES AND  EXPENSES OF AC-MS SMALL CAP
     GROWTH FUND'S  INDEPENDENT  DIRECTORS AND THEIR LEGAL  COUNSEL,  AS WELL AS
     INTEREST, ARE EXPECTED TO BE LESS THAN 0.005% FOR THE CURRENT FISCAL YEAR.

(4)  IN CONNECTION  WITH THE  REORGANIZATION,  AMERICAN  CENTURY HAS AGREED TO A
     TWO-YEAR  WAIVER OF RULE 12B-1 FEES FOR CERTAIN  CLASSES OF AC-MS SMALL CAP
     GROWTH FUND.  TAKING INTO  ACCOUNT  THESE  WAIVERS,  THE  DISTRIBUTION  AND
     SERVICE  (12B-1) FEES AND TOTAL  ANNUAL FUND  OPERATING  EXPENSES  WOULD BE
     0.10% AND 1.40%.

(5)  IN CONNECTION  WITH THE  REORGANIZATION,  AMERICAN  CENTURY HAS AGREED TO A
     TWO-YEAR  WAIVER OF RULE 12B-1 FEES FOR CERTAIN  CLASSES OF AC-MS SMALL CAP
     GROWTH FUND.  TAKING INTO  ACCOUNT  THESE  WAIVERS,  THE  DISTRIBUTION  AND
     SERVICE  (12B-1) FEES AND TOTAL  ANNUAL FUND  OPERATING  EXPENSES  WOULD BE
     0.75% AND 2.05%.

                            AC-MS MID CAP GROWTH FUND

                                  INVESTOR  INSTITUTIONAL
                                   CLASS       CLASS       A CLASS    B CLASS   C CLASS    R CLASS
                                ----------   -----------  ---------  --------- ---------  ---------

Maximum Sales Charge (Load)         None        None        5.75%      None      None       None
Imposed on Purchases
  (as a percentage of
  offering price)

Maximum Deferred Sales              None        None       None(1)   5.00%(2)   1.00%(3)    None
Charge (Load)
  (as a percentage of the
  original offering price for
  B Class shares or the lower
  of the original offering
  price or redemption proceeds
  for A and C Class shares)

Maximum Account                    $25(4)       None        None       None      None       None
Maintenance Fee

---------------------------------------

(1)  INVESTMENTS  OF $1  MILLION  OR MORE IN A CLASS  SHARES MAY BE SUBJECT TO A
     CONTINGENT DEFERRED SALES CHARGE OF 1.00% IF THE SHARES ARE REDEEMED WITHIN
     ONE YEAR OF THE DATE OF PURCHASE.

(2)  THIS CHARGE IS 5.00% DURING THE FIRST YEAR AFTER  PURCHASE,  DECLINES  OVER
     THE NEXT FIVE YEARS AS SHOWN ON PAGE  II-40,  AND IS  ELIMINATED  AFTER SIX
     YEARS.

(3)  THE CHARGE IS 1.00% DURING THE FIRST YEAR AFTER  PURCHASE AND IS ELIMINATED
     THEREAFTER.

(4)  APPLIES ONLY TO INVESTORS  WHOSE TOTAL ELIGIBLE  INVESTMENTS  WITH AMERICAN
     CENTURY ARE LESS THAN $10,000.  SEE ACCOUNT MAINTENANCE FEE UNDER INVESTING
     DIRECTLY WITH AMERICAN CENTURY FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                         DISTRIBUTION AND
                                         SERVICE (12B-1)                      TOTAL ANNUAL FUND
                      MANAGEMENT FEE(1)  FEES(2)           OTHER EXPENSES(3)  OPERATING EXPENSES
                      -----------------  ----------------- -----------------  -----------------
Investor Class           1.05%               0.00%               0.00%              1.05%
Institutional Class      0.85%               0.00%               0.00%              0.85%
A Class                  1.05%               0.25%               0.00%              1.30%
B Class                  1.05%               1.00%(4)            0.00%              2.05%
C Class                  1.05%               1.00%               0.00%              2.05%
R Class                  1.05%               0.50%               0.00%              1.55%

--------------------------------

(1)  AC-MS MID CAP GROWTH PAYS THE ADVISOR A SINGLE,  UNIFIED MANAGEMENT FEE FOR
     ARRANGING ALL SERVICES  NECESSARY  FOR IT TO OPERATE.  AC-MS MID CAP GROWTH
     HAS A STEPPED FEE  SCHEDULE.  AS A RESULT,  AC-MS MID CAP GROWTH'S  UNIFIED
     MANAGEMENT FEE RATE  GENERALLY  DECREASES AS STRATEGY  ASSETS  INCREASE AND
     INCREASES  AS STRATEGY  ASSETS  DECREASE.  FOR MORE  INFORMATION  ABOUT THE
     UNIFIED  MANAGEMENT FEE,  INCLUDING AN EXPLANATION OF STRATEGY ASSETS,  SEE
     THE INVESTMENT ADVISOR UNDER MANAGEMENT.

(2)  THE 12B-1 FEE IS DESIGNED TO PERMIT  INVESTORS TO PURCHASE  SHARES  THROUGH
     BROKER-DEALERS,  BANKS,  INSURANCE COMPANIES AND FINANCIAL  INTERMEDIARIES.
     THE FEE  MAY BE  USED  TO  COMPENSATE  SUCH  FINANCIAL  INTERMEDIARIES  FOR
     DISTRIBUTION AND INDIVIDUAL SHAREHOLDER SERVICES. FOR MORE INFORMATION, SEE
     MULTIPLE CLASS  INFORMATION AND SERVICE,  DISTRIBUTION  AND  ADMINISTRATIVE
     FEES, PAGE II-52.

(3)  OTHER  EXPENSES,  WHICH  INCLUDE  THE FEES AND  EXPENSES  OF AC-MS  MID CAP
     GROWTH'S  INDEPENDENT  DIRECTORS  AND  THEIR  LEGAL  COUNSEL,  AS  WELL  AS
     INTEREST, ARE EXPECTED TO BE LESS THAN 0.005% FOR THE CURRENT FISCAL YEAR.

(4)  IN CONNECTION  WITH THE  REORGANIZATION,  AMERICAN  CENTURY HAS AGREED TO A
     TWO-YEAR  WAIVER OF RULE  12B-1 FEES FOR  CERTAIN  CLASSES OF AC-MS MID CAP
     GROWTH FUND.  TAKING INTO  ACCOUNT  THESE  WAIVERS,  THE  DISTRIBUTION  AND
     SERVICE  (12B-1) FEES AND TOTAL  ANNUAL FUND  OPERATING  EXPENSES  WOULD BE
     0.90% AND 1.95%.

                             AC-MS SELECT BOND FUND

                                INVESTOR  INSTITUTIONAL
                                 CLASS       CLASS       A CLASS    B CLASS   C CLASS    R CLASS
                              ----------   -----------  ---------  --------- ---------  ---------

Maximum Sales Charge (Load)       None        None        4.50%      None      None       None
Imposed on Purchases
  (as a percentage of
  offering price)

Maximum Deferred Sales            None        None       None(1)   5.00%(2)   1.00%(3)    None
Charge (Load)
  (as a percentage of the
  original offering price for
  B Class shares or the lower
  of the original offering
  price or redemption proceeds
  for A and C Class shares)

Maximum Account                 $25(4)       None         None      None      None       None
Maintenance Fee

------------------------------------------

(1)  INVESTMENTS IN A CLASS SHARES MAY BE SUBJECT TO A CONTINGENT DEFERRED SALES
     CHARGE OF 1.00% IN CERTAIN CIRCUMSTANCES.

(2)  THE CHARGE IS 5.00% DURING THE FIRST YEAR AFTER PURCHASE, DECLINES OVER THE
     NEXT FIVE YEARS AS SHOWN ON PAGE II- 40, AND IS ELIMINATED AFTER SIX YEARS.

(3)  THE CHARGE IS 1.00% DURING THE FIRST YEAR AFTER PURCHASE, AND IS ELIMINATED
     THEREAFTER.

(4)  APPLIES ONLY TO INVESTORS  WHOSE TOTAL ELIGIBLE  INVESTMENTS  WITH AMERICAN
     CENTURY ARE LESS THAN $10,000.  SEE ACCOUNT MAINTENANCE FEE UNDER INVESTING
     DIRECTLY WITH AMERICAN CENTURY FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                         DISTRIBUTION AND
                                         SERVICE (12B-1)                      TOTAL ANNUAL FUND
                      MANAGEMENT FEE(1)  FEES(2)           OTHER EXPENSES(3)  OPERATING EXPENSES
                      -----------------  ----------------- -----------------  -----------------
Investor Class             0.62%              0.00%               0.01%             0.63%
Institutional Class        0.42%              0.00%               0.01%             1.43%
A Class                    0.62%              0.25%(4)            0.01%             0.88%
B Class                    0.62%              1.00%(5)            0.01%             1.63%
C Class                    0.62%              1.00%               0.01%             1.63%
R Class                    0.62%              0.50%               0.01%             1.13%

-------------------------------------

(1)  AC-MS SELECT BOND FUND PAYS THE ADVISOR A SINGLE,  UNIFIED  MANAGEMENT  FEE
     FOR ARRANGING ALL SERVICES  NECESSARY FOR IT TO OPERATE.  AC-MS SELECT BOND
     FUND HAS A STEPPED  FEE  SCHEDULE.  AS A RESULT,  AC-MS  SELECT BOND FUND'S
     UNIFIED MANAGEMENT FEE RATE GENERALLY DECREASES AS FUND ASSETS INCREASE AND
     INCREASES AS FUND ASSETS DECREASE.  FOR MORE INFORMATION  ABOUT THE UNIFIED
     MANAGEMENT FEE, SEE The Investment Advisor UNDER Management.

(2)  THE 12B-1 FEE IS DESIGNED TO PERMIT  INVESTORS TO PURCHASE  SHARES  THROUGH
     BROKER-DEALERS,    BANKS,   INSURANCE   COMPANIES   AND   OTHER   FINANCIAL
     INTERMEDIARIES.   THE  FEE  MAY  BE  USED  TO  COMPENSATE   SUCH  FINANCIAL
     INTERMEDIARIES FOR DISTRIBUTION AND INDIVIDUAL  SHAREHOLDER  SERVICES.  FOR
     MORE INFORMATION, SEE Multiple Class Information AND Service,  Distribution
     and Administrative Fees, PAGE II-52.

(3)  OTHER  EXPENSES,  WHICH  INCLUDE THE FEES AND EXPENSES OF AC-MS SELECT BOND
     FUND'S INDEPENDENT  TRUSTEES AND THEIR LEGAL COUNSEL,  AS WELL AS INTEREST,
     ARE EXPECTED TO BE 0.01% FOR THE CURRENT FISCAL YEAR.

(4)  IN CONNECTION  WITH THE  REORGANIZATION,  AMERICAN  CENTURY HAS AGREED TO A
     TWO-YEAR WAIVER OF RULE 12B-1 FEES FOR CERTAIN CLASSES OF AC-MS SELECT BOND
     FUND.  TAKING INTO ACCOUNT  THESE  WAIVERS,  THE  DISTRIBUTION  AND SERVICE
     (12B-1) FEES AND TOTAL ANNUAL FUND  OPERATING  EXPENSES  WOULD BE 0.23% AND
     0.86%.

(5)  IN CONNECTION  WITH THE  REORGANIZATION,  AMERICAN  CENTURY HAS AGREED TO A
     TWO-YEAR WAIVER OF RULE 12B-1 FEES FOR CERTAIN CLASSES OF AC-MS SELECT BOND
     FUND.  TAKING INTO ACCOUNT  THESE  WAIVERS,  THE  DISTRIBUTION  AND SERVICE
     (12B-1) FEES AND TOTAL ANNUAL FUND  OPERATING  EXPENSES  WOULD BE 0.88% AND
     1.51%.

                           AC-MS HIGH-YIELD BOND FUND

                                INVESTOR  INSTITUTIONAL
                                 CLASS       CLASS       A CLASS    B CLASS   C CLASS    R CLASS
                              ----------   -----------  ---------  --------- ---------  ---------

Maximum Sales Charge (Load)      None        None        4.50%      None      None       None
Imposed on Purchases
  (as a percentage of
  offering price)

Maximum Deferred Sales            None        None       None(1)   5.00%(2)   1.00%(3)    None
Charge (Load)
  (as a percentage of the
  original offering price for
  B Class shares or the lower
  of the original offering
  price or redemption proceeds
  for A and C Class shares)

Maximum Account                 $25(4)       None         None      None      None       None
Maintenance Fee

----------------------------------

(1)  INVESTMENTS IN A CLASS SHARES MAY BE SUBJECT TO A CONTINGENT DEFERRED SALES
     CHARGE OF 1.00% IN CERTAIN CIRCUMSTANCES.

(2)  THE CHARGE IS 5.00% DURING THE FIRST YEAR AFTER PURCHASE, DECLINES OVER THE
     NEXT FIVE YEARS AS SHOWN ON PAGE II-40, AND IS ELIMINATED AFTER SIX YEARS.

(3)  THE CHARGE IS 1.00% DURING THE FIRST YEAR AFTER PURCHASE, AND IS ELIMINATED
     THEREAFTER.

(4)  APPLIES ONLY TO INVESTORS  WHOSE TOTAL ELIGIBLE  INVESTMENTS  WITH AMERICAN
     CENTURY ARE LESS THAN $10,000.  SEE ACCOUNT MAINTENANCE FEE UNDER INVESTING
     DIRECTLY WITH AMERICAN CENTURY FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                          DISTRIBUTION AND
                                          SERVICE (12B-1)                      TOTAL ANNUAL FUND
                    MANAGEMENT FEE(1)(2)  FEES(3)           OTHER EXPENSES(4)  OPERATING EXPENSES
                    -----------------     ----------------- -----------------  -----------------
Investor Class            0.87%                 0.00%              0.01%              0.88%
Institutional Class       0.67%                 0.00%              0.01%              0.68%
A Class                   0.87%                 0.25%              0.01%              1.13%
B Class                   0.87%                 1.00%              0.01%              1.88%
C Class                   0.87%                 1.00%              0.01%              1.88%
R Class                   0.87%                 0.50%              0.01%              1.38%

-------------------------------

(1)  AC-MS  HIGH-YIELD BOND FUND PAYS THE ADVISOR A SINGLE,  UNIFIED  MANAGEMENT
     FEE  FOR  ARRANGING  ALL  SERVICES  NECESSARY  FOR  IT  TO  OPERATE.  AC-MS
     HIGH-YIELD  BOND  FUND HAS A  STEPPED  FEE  SCHEDULE.  AS A  RESULT,  AC-MS
     HIGH-YIELD BOND FUND'S UNIFIED  MANAGEMENT FEE RATE GENERALLY  DECREASES AS
     FUND  ASSETS  INCREASE  AND  INCREASES  AS FUND ASSETS  DECREASE.  FOR MORE
     INFORMATION  ABOUT THE UNIFIED  MANAGEMENT FEE, SEE THE INVESTMENT  ADVISOR
     UNDER MANAGEMENT.

(2)  AMERICAN CENTURY HAS VOLUNTARILY  WAIVED A PORTION OF AC-MS HIGH-YIELD BOND
     FUND'S MANAGEMENT FEE UNTIL JULY 29, 2006. TAKING INTO ACCOUNT THIS WAIVER,
     THE  MANAGEMENT  FEE AND TOTAL ANNUAL FUND  OPERATING  EXPENSES FOR A CLASS
     WILL BE 0.78% AND 1.04%  RESPECTIVELY;  THE MANAGEMENT FEE AND TOTAL ANNUAL
     FUND OPERATING  EXPENSES FOR B CLASS WILL BE 0.78% AND 1.79%  RESPECTIVELY;
     THE  MANAGEMENT  FEE AND TOTAL ANNUAL FUND  OPERATING  EXPENSES FOR C CLASS
     WILL BE 0.78% AND 1.79% RESPECTIVELY.  THIS FEE WAIVER IS VOLUNTARY AND MAY
     BE REVISED OR TERMINATED AT ANY TIME BY AMERICAN CENTURY WITHOUT NOTICE.

(3)  THE 12B-1 FEE IS DESIGNED TO PERMIT  INVESTORS TO PURCHASE  SHARES  THROUGH
     BROKER-DEALERS,    BANKS,   INSURANCE   COMPANIES   AND   OTHER   FINANCIAL
     INTERMEDIARIES.   THE  FEE  MAY  BE  USED  TO  COMPENSATE   SUCH  FINANCIAL
     INTERMEDIARIES  FOR  DISTRIBUTION AND INDIVIDUAL  SHAREHOLDER  SERVICES FOR
     MORE INFORMATION, SEE MULTIPLE CLASS INFORMATION AND SERVICE,  DISTRIBUTION
     AND ADMINISTRATIVE FEES, PAGE II-52.

(4)  OTHER  EXPENSES,  WHICH  INCLUDE THE FEES AND EXPENSES OF AC-MS  HIGH-YIELD
     BOND  FUND'S  INDEPENDENT  TRUSTEES  AND THEIR  LEGAL  COUNSEL,  AS WELL AS
     INTEREST, ARE EXPECTED TO BE 0.01% FOR THE CURRENT FISCAL YEAR.

                           AC INTERNATIONAL VALUE FUND

                                INVESTOR  INSTITUTIONAL
                                 CLASS       CLASS       A CLASS    B CLASS   C CLASS    R CLASS
                              ----------   -----------  ---------  --------- ---------  ---------

Maximum Sales Charge (Load)      None        None        5.75%      None      None        None
Imposed on Purchases
  (as a percentage of
  offering price)

Maximum Deferred Sales           None        None        None(1)   5.00%(2)   1.00%(3)    None
Charge (Load)
  (as a percentage of the
  original offering price for
  B Class shares or the lower
  of the original offering
  price or redemption proceeds
  for A and C Class shares)

Redemption/Exchange Fee        2.00%(4)   2.00%(4)       None       None      None      2.00%(4)
 (as a percentage of
 amount redeemed/
 exchanged

Maximum Account                 $25(5)       None        None       None      None        None
Maintenance Fee

-------------------------------

(1)  INVESTMENTS  OF $1  MILLION  OR MORE IN A CLASS  SHARES MAY BE SUBJECT TO A
     CONTINGENT DEFERRED SALES CHARGE OF 1.00% IF THE SHARES ARE REDEEMED WITHIN
     ONE YEAR OF THE DATE OF PURCHASE.

(2)  THE CHARGE IS 5.00% DURING THE FIRST YEAR AFTER PURCHASE, DECLINES OVER THE
     NEXT FIVE YEARS AS SHOWN ON PAGE II-40, AND IS ELIMINATED AFTER SIX YEARS.

(3)  THE CHARGE IS 1.00% DURING THE FIRST YEAR AFTER PURCHASE, AND IS ELIMINATED
     THEREAFTER.

(4)  APPLIES  ONLY TO SHARES HELD FOR LESS THAN 60 DAYS.  THE FEE DOES NOT APPLY
     TO SHARES PURCHASED THROUGH REINVESTED DIVIDENDS OR CAPITAL GAINS.

(5)  APPLIES ONLY TO INVESTORS  WHOSE TOTAL ELIGIBLE  INVESTMENTS  WITH AMERICAN
     CENTURY ARE LESS THAN $10,000.  SEE Account Maintenance Fee under Investing
     Directly with American Century FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                         DISTRIBUTION AND
                                         SERVICE (12B-1)                      TOTAL ANNUAL FUND
                      MANAGEMENT FEE(1)  FEES(2)           OTHER EXPENSES(3)  OPERATING EXPENSES
                      -----------------  ----------------- -----------------  ------------------
Investor Class              1.30%              0.00%             0.00%              1.30%
Institutional Class         1.10%              0.00%             0.00%              1.10%
A Class                     1.30%              0.25%(4)          0.00%              1.55%
B Class                     1.30%              1.00%(5)          0.00%              2.30%
C Class                     1.30%              1.00%             0.00%              2.30%
R Class                     1.30%              0.50%             0.00%              1.80%
-------------------------

(1)  AC INTERNATIONAL  VALUE FUND PAYS THE ADVISOR A SINGLE,  UNIFIED MANAGEMENT
     FEE  FOR   ARRANGING  ALL  SERVICES   NECESSARY  FOR  IT  TO  OPERATE.   AC
     INTERNATIONAL  VALUE  FUND HAS A STEPPED  FEE  SCHEDULE.  AS A  RESULT,  AC
     INTERNATIONAL  VALUE FUND'S UNIFIED MANAGEMENT FEE RATE GENERALLY DECREASES
     AS STRATEGY ASSETS INCREASE AND INCREASES AS STRATEGY ASSETS DECREASE.  FOR
     MORE INFORMATION ABOUT THE UNIFIED MANAGEMENT FEE, INCLUDING AN EXPLANATION
     OF STRATEGY ASSETS, SEE THE INVESTMENT ADVISOR UNDER MANAGEMENT.

(2)  THE 12B-1 FEE IS DESIGNED TO PERMIT  INVESTORS TO PURCHASE  SHARES  THROUGH
     BROKER-DEALERS,    BANKS,   INSURANCE   COMPANIES   AND   OTHER   FINANCIAL
     INTERMEDIARIES.   THE  FEE  MAY  BE  USED  TO  COMPENSATE   SUCH  FINANCIAL
     INTERMEDIARIES FOR DISTRIBUTION AND INDIVIDUAL  SHAREHOLDER  SERVICES.  FOR
     MORE INFORMATION, SEE MULTIPLE CLASS INFORMATION AND SERVICE,  DISTRIBUTION
     AND ADMINISTRATIVE FEES, PAGE II-52.

(3)  OTHER  EXPENSES,  WHICH  INCLUDE THE FEES AND EXPENSES OF AC  INTERNATIONAL
     VALUE FUND'S  INDEPENDENT  DIRECTORS  AND THEIR LEGAL  COUNSEL,  AS WELL AS
     INTEREST, ARE EXPECTED TO BE LESS THAN 0.005% FOR THE CURRENT FISCAL YEAR.

(4)  IN CONNECTION  WITH THE  REORGANIZATION,  AMERICAN  CENTURY HAS AGREED TO A
     TWO-YEAR  WAIVER OF RULE 12B-1 FEES FOR  CERTAIN  CLASSES OF  INTERNATIONAL
     VALUE FUND. TAKING INTO ACCOUNT THESE WAIVERS, THE DISTRIBUTION AND SERVICE
     (12B-1) FEES AND TOTAL ANNUAL FUND  OPERATING  EXPENSES  WOULD BE 0.10% AND
     1.40%.

(5)  IN CONNECTION  WITH THE  REORGANIZATION,  AMERICAN  CENTURY HAS AGREED TO A
     TWO-YEAR  WAIVER OF RULE 12B-1 FEES FOR  CERTAIN  CLASSES OF  INTERNATIONAL
     VALUE FUND. TAKING INTO ACCOUNT THESE WAIVERS, THE DISTRIBUTION AND SERVICE
     (12B-1) FEES AND TOTAL ANNUAL FUND  OPERATING  EXPENSES WOULD BE 0.798% AND
     2.09%.

                           AC LONG-TERM TAX-FREE FUND

                                INVESTOR  INSTITUTIONAL
                                 CLASS       CLASS       A CLASS    B CLASS   C CLASS    R CLASS
                              ----------   -----------  ---------  --------- ---------  ---------

Maximum Sales Charge (Load)      None        None        4.50%      None      None       None
Imposed on Purchases
  (as a percentage of
  offering price)

Maximum Deferred Sales            None       None       None(1)   5.00%(2)   1.00%(3)    None
Charge (Load)
  (as a percentage of the
  original offering price for
  B Class shares or the lower
  of the original offering
  price or redemption proceeds
  for A and C Class shares)

Maximum Account                 $25(4)       None         None      None      None       None
Maintenance Fee
----------------------------------

(1)  INVESTMENTS IN A CLASS SHARES MAY BE SUBJECT TO A CONTINGENT DEFERRED SALES
     CHARGE OF 1.00% IN CERTAIN CIRCUMSTANCES.

(2)  THE CHARGE IS 5.00% DURING THE FIRST YEAR AFTER PURCHASE, DECLINES OVER THE
     NEXT FIVE YEARS AS SHOWN ON PAGE II-40, AND IS ELIMINATED AFTER SIX YEARS.

(3)  THE CHARGE IS 1.00% DURING THE FIRST YEAR AFTER  PURCHASE AND IS ELIMINATED
     THEREAFTER.

(4)  APPLIES ONLY TO INVESTORS  WHOSE TOTAL ELIGIBLE  INVESTMENTS  WITH AMERICAN
     CENTURY ARE LESS THAN $10,000.  SEE ACCOUNT MAINTENANCE FEE UNDER INVESTING
     DIRECTLY WITH AMERICAN CENTURY FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                         DISTRIBUTION AND
                                         SERVICE (12B-1)                      TOTAL ANNUAL FUND
                      MANAGEMENT FEE(1)  FEES(2)           OTHER EXPENSES(3)  OPERATING EXPENSES
                      -----------------  ----------------- -----------------  ------------------
Investor Class             0.49%               0.00%            0.01%               0.50%
Institutional Class        0.29%               0.00%            0.01%               0.30%
A Class                    0.49%               0.25%            0.01%               0.75%
B Class                    0.49%               1.00%            0.01%               1.50%
C Class                    0.49%               1.00%            0.01%               1.50%

(1)  AC LONG-TERM  TAX-FREE FUND PAYS THE ADVISOR A SINGLE,  UNIFIED  MANAGEMENT
     FEE FOR  ARRANGING ALL SERVICES  NECESSARY FOR IT TO OPERATE.  AC LONG-TERM
     TAX-FREE  FUND HAS A  STEPPED  FEE  SCHEDULE.  AS A  RESULT,  AC  LONG-TERM
     TAX-FREE  FUND'S UNIFIED  MANAGEMENT  FEE RATE GENERALLY  DECREASES AS FUND
     ASSETS INCREASE AND INCREASES AS FUND ASSETS DECREASE. FOR MORE INFORMATION
     ABOUT  THE  UNIFIED  MANAGEMENT  FEE,  SEE  THE  INVESTMENT  ADVISOR  UNDER
     MANAGEMENT.

(2)  THE 12B-1 FEE IS DESIGNED TO PERMIT  INVESTORS TO PURCHASE  SHARES  THROUGH
     BROKER-DEALERS,    BANKS,   INSURANCE   COMPANIES   AND   OTHER   FINANCIAL
     INTERMEDIARIES.   THE  FEE  MAY  BE  USED  TO  COMPENSATE   SUCH  FINANCIAL
     INTERMEDIARIES  FOR  DISTRIBUTION AND INDIVIDUAL  SHAREHOLDER  SERVICES FOR
     MORE INFORMATION, SEE MULTIPLE CLASS INFORMATION AND SERVICE,  DISTRIBUTION
     AND ADMINISTRATIVE FEES, PAGE II-52.

(3)  OTHER  EXPENSES,  WHICH  INCLUDE  THE FEES  AND  EXPENSES  OF AC  LONG-TERM
     TAX-FREE FUND'S  INDEPENDENT  TRUSTEES AND THEIR LEGAL COUNSEL,  AS WELL AS
     INTEREST, ARE EXPECTED TO BE 0.01% FOR THE CURRENT FISCAL YEAR.

EXAMPLES

The  examples in the tables  below are intended to help you compare the costs of investing in each New AC Fund with the costs of investing in other mutual funds.
Of course, your actual costs may be higher or lower. Assuming you . . .

o    invest $10,000 in the respective New AC Fund;

o    redeem all of your shares at the end of the periods shown below;

o    earn a 5% return each year;

o    incur the same operating expenses as shown above.

.. . . your cost of investing in the respective New AC Fund would be:

                           AC-MS SMALL CAP GROWTH FUND

                                 1 YEAR      3 YEARS      5 YEARS      10 YEARS
                                --------     --------     --------     --------
Investor Class...............   $    132     $    410     $    710     $  1,558
Institutional Class..........   $    112     $    349     $    604     $  1,334
A Class......................   $    723     $  1,034     $  1,366     $  2,302
B Class......................   $    631     $  1,012     $  1,319     $  2,423
C Class......................   $    231     $    712     $  1,219     $  2,607
R Class......................   $    182     $    563     $    968     $  2,098

The table above reflects a deduction for charges payable upon redemption. You would pay the following expenses if you did not redeem your shares and thus did not incur such charges:

                                 1 YEAR      3 YEARS      5 YEARS      10 YEARS
                                --------     --------     --------     --------
Investor Class...............   $    132     $    410     $    710     $  1,558
Institutional Class..........   $    112     $    349     $    604     $  1,334
A Class......................   $    723     $  1,034     $  1,366     $  2,302
B Class......................   $    231     $    712     $  1,219     $  2,423
C Class......................   $    231     $    712     $  1,219     $  2,607
R Class......................   $    182     $    563     $    968     $  2,098

                            AC-MS MID CAP GROWTH FUND

                                 1 YEAR      3 YEARS      5 YEARS      10 YEARS
                                --------     --------     --------     --------
Investor Class...............   $    107     $    333     $    577     $  1,277
Institutional Class..........   $     87     $    271     $    470     $  1,045
A Class......................   $    699     $    962     $  1,244     $  2,044
B Class......................   $    607     $    938     $  1,194     $  2,167
C Class......................   $    207     $    638     $  1,094     $  2,356
R Class......................   $    157     $    487     $    840     $  1,832

The table above reflects a deduction for charges payable upon redemption. You would pay the following expenses if you did not redeem your shares and thus did not incur such charges:

                                 1 YEAR      3 YEARS      5 YEARS      10 YEARS
                                --------     --------     --------     --------
Investor Class...............   $    107     $    333     $    577     $  1,277
Institutional Class..........   $     87     $    271     $    470     $  1,045
A Class......................   $    699     $    962     $  1,244     $  2,044
B Class......................   $    207     $    638     $  1,094     $  2,167
C Class......................   $    207     $    638     $  1,094     $  2,356
R Class......................   $    157     $    487     $    840     $  1,832

                             AC-MS SELECT BOND FUND

                                  1 YEAR     3 YEARS      5 YEARS      10 YEARS
                                --------     --------     --------     --------
Investor Class...............   $     64     $    201     $    351     $    785
Institutional Class..........   $     44     $    138     $    241     $    542
A Class......................   $    536     $    717     $    914     $  1,482
B Class......................   $    565     $    811     $    981     $  1,720
C Class......................   $    165     $    511     $    881     $  1,918
R Class......................   $    115     $    358     $    620     $  1,368

The table above reflects a deduction for charges  payable upon  redemption.  You would pay the following  expenses if you did not redeem your shares and thus did not incur such charges.

                                 1 YEAR      3 YEARS      5 YEARS      10 YEARS
                                --------     --------     --------     --------
Investor Class...............   $     64     $    201     $    351     $    785
Institutional Class..........   $     44     $    138     $    241     $    542
A Class......................   $    536     $    717     $    914     $  1,482
B Class......................   $    165     $    511     $    981     $  1,720
C Class......................   $    165     $    511     $    881     $  1,918
R Class......................   $    115     $    358     $    620     $  1,368

                           AC-MS HIGH-YIELD BOND FUND

                                 1 YEAR      3 YEARS      5 YEARS      10 YEARS
                                --------     --------     --------     --------

Investor Class...............   $     90     $    280     $    486     $  1,080
Institutional Class..........   $     69     $    217     $    378     $    844
A Class......................   $    560     $    792     $  1,042     $  1,756
B Class......................   $    590     $    887     $  1,109     $  1,963
C Class......................   $    190     $    587     $  1,009     $  2,181
R Class......................   $    140     $    435     $    751     $  1,647

The table above reflects a deduction for charges  payable upon  redemption.  You would pay the following  expenses if you did not redeem your shares and thus did not incur such charges.

                                 1 YEAR      3 YEARS      5 YEARS      10 YEARS
                                --------     --------     --------     --------
Investor Class...............   $     90     $    280     $    486     $  1,080
Institutional Class..........   $     69     $    217     $    378     $    844
A Class......................   $    560     $    792     $  1,042     $  1,756
B Class......................   $    190     $    587     $  1,009     $  1,963
C Class......................   $    190     $    587     $  1,009     $  2,181
R Class......................   $    140     $    435     $    751     $  1,647

                           AC INTERNATIONAL VALUE FUND

                                 1 YEAR      3 YEARS      5 YEARS      10 YEARS
                                --------     --------     --------     --------
Investor Class...............   $    132     $    410     $    710     $  1,558
Institutional Class..........   $    112     $    349     $    604     $  1,334
A Class......................   $    723     $  1,034     $  1,366     $  2,302
B Class......................   $    631     $  1,012     $  1,319     $  2,423
C Class......................   $    231     $    712     $  1,219     $  2,607
R Class......................   $    182     $    563     $    968     $  2,098

The table above reflects a deduction for charges  payable upon  redemption.  You would pay the following  expenses if you did not redeem your shares and thus did not incur such charges.

                                 1 YEAR      3 YEARS      5 YEARS      10 YEARS
                                --------     --------     --------     --------
Investor Class...............   $    132     $    410     $    710     $  1,558
Institutional Class..........   $    112     $    349     $    604     $  1,334
A Class......................   $    723     $  1,034     $  1,366     $  2,302
B Class......................   $    231     $    712     $  1,219     $  2,423
C Class......................   $    231     $    712     $  1,219     $  2,607
R Class......................   $    182     $    563     $    968     $  2,098

                           AC LONG-TERM TAX-FREE FUND

                                 1 YEAR      3 YEARS      5 YEARS      10 YEARS
                                --------     --------     --------     --------
Investor Class...............   $     51     $    160     $    279     $    627
Institutional Class..........   $     31     $     97     $    169     $    381
A Class......................   $    523     $    679     $    847     $  1,336
B Class......................   $    552     $    772     $    914     $  1,577
C Class......................   $    152     $    472     $    814     $  1,778

The table above reflects a deduction for charges payable upon redemption. You would pay the following expenses if you did not redeem your shares and thus did not incur such charges.

                                 1 YEAR      3 YEARS      5 YEARS      10 YEARS
                                --------     --------     --------     --------
Investor Class...............   $     51     $    160     $    279      $   627
Institutional Class..........   $     31     $     97     $    169      $   381
A Class......................   $    523     $    679     $    847      $ 1,336
B Class......................   $    152     $    472     $    814      $ 1,577
C Class......................   $    152     $    472     $    814      $ 1,778

                        OBJECTIVES, STRATEGIES AND RISKS

WHAT IS EACH NEW AC FUND'S INVESTMENT OBJECTIVE?

See AN OVERVIEW OF THE NEW AC FUNDS, page II-2.

HOW DOES EACH NEW AC FUND PURSUE ITS INVESTMENT OBJECTIVE?

AC-MS SMALL CAP GROWTH FUND

AC-MS  Small Cap Growth Fund will  normally  invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in common stocks of
U.S. companies with market  capitalization that do not exceed the maximum market capitalizations  of any security in the S&P SmallCap 600(R) Index at the time of purchase.  AC-MS Small Cap Growth Fund also may invest in equity  securities  of companies with stock market  capitalizations  less than $500 million at the time
of  investment   (microcap   companies).   Securities  are  selected  for  their
above-average  growth potential giving  consideration to factors such as company management,  growth  rate of revenues  and  earnings,  opportunities  for margin expansion and strong financial characteristics.

On occasion,  AC-MS Small Cap Growth Fund may purchase  companies  with a market capitalization of more than the largest company in the Index. Additionally,  the market cap of  companies  in the fund and the Index will change over time due to market forces and periodic rebalancing of the Index. AC-MS Small Cap Growth Fund will  not  sell  a  stock  just  because  the  company  has  grown  to a  market capitalization  of more than the  largest  company  in the S&P  SmallCap  600(R)
Index.

AC-MS Small Cap Growth Fund may sell securities for a variety of reasons such as
to  secure  gains,   limit  losses  or  redeploy   assets  into  more  promising
opportunities.

Although AC-MS Small Cap Growth Fund's equity  investments  consist primarily of securities  of U.S.  issuers,  it may  invest up to 20% of its net assets in the equity securities of issuers from countries outside the United States, including
(i) foreign securities denominated in a foreign currency and not publicly traded in the U.S. and (ii) U.S. currency  denominated  foreign  securities,  including depositary  receipts  and  depositary  shares  issued  by U.S.  banks  (American
Depositary  Receipts  or ADRs)  and  U.S.  broker-dealers  (American  Depositary
Shares).   AC-MS  Small  Cap  Growth  Fund's  foreign  investments  may  include
securities  of  issuers  in  countries  with  emerging   markets  or  economies.
Investments in foreign  securities present some unique risks that are more fully described in the  Statement of Additional  Information  (the "SAI") to the Proxy
Statement and Prospectus.

AC-MS  Small Cap Growth  Fund's  investments  in equity  securities  may include common stocks,  preferred  stocks,  warrants,  and securities  convertible  into common or preferred stocks. To a lesser degree,  AC-MS Small Cap Growth Fund may invest in other types of securities and use other investment strategies that may include debt  securities,  indexed/structured  securities,  high-yield/high-risk bonds,  options,  futures,  forwards,  swaps and other types of derivatives  and exchange traded funds,  securities purchased on a when-issued,  delayed delivery or forward commitment basis, and pass-through  securities  (including  mortgage-
and asset-backed securities).  Futures contracts, a type of derivative security, can help  AC-MS  Small  Cap  Growth  Fund's  cash  assets  remain  liquid  while performing  like  stocks.  AC-MS  Small Cap Growth  Fund has a policy  governing futures contracts and similar derivative  securities to help manage the risks of these types of investments.  A complete description of the derivatives policy is included in the SAI.

In the event of  exceptional  market or  economic  conditions,  AC-MS  Small Cap
Growth Fund may, as a temporary  defensive measure,  invest all or a substantial portion  of its  assets  in cash or high  quality  short-term  debt  securities, including  money  market  reserves.  To the extent  AC-MS  Small Cap Growth Fund assumes a defensive  position,  it will not be pursuing its objective of capital growth.

AC-MS MID CAP GROWTH FUND

AC-MS Mid Cap Growth Fund will normally  invest at least 80% of the value of its net assets  (plus any  borrowings  for  investment  purposes)  in stocks of U.S.
companies with market capitalizations in the range represented by the S&P MidCap
400(R)  Index  at the  time of  purchase.  AC-MS  Mid Cap  Growth  Fund  invests primarily  in stocks  of  companies  selected  for  their  above-average  growth potential  giving  consideration to factors such as company  management,  growth rate of revenues and  earnings,  opportunities  for margin  expansion and strong financial characteristics.

AC-MS Mid Cap Growth Fund may sell  securities  for a variety of reasons such as
to  secure  gains,   limit  losses  or  redeploy   assets  into  more  promising
opportunities.  However,  AC-MS Mid Cap  Growth  Fund will not sell a stock just because  mid-sized  company  in which it invests  has grown  into a  large-sized company.

Although  AC-MS Mid Cap Growth Fund's equity  investments  consist  primarily of securities  of U.S.  issuers,  it may  invest up to 20% of its net assets in the equity securities of issuers from countries outside the United States, including
(i) foreign securities denominated in a foreign currency and not publicly traded in the U.S. and (ii) U.S. currency  denominated  foreign  securities,  including depositary  receipts  and  depositary  shares  issued  by U.S.  banks  (American
Depositary  Receipts  or ADRs)  and  U.S.  broker-dealers  (American  Depositary
Shares).  AC-MS Mid Cap Growth Fund's foreign investments may include securities of issuers in countries  with  emerging  markets or  economies.  Investments  in foreign  securities  present some unique risks that are more fully  described in the SAI.

AC-MS Mid Cap Growth Fund's  investments in equity securities may include common stocks,  preferred stocks,  warrants,  and securities convertible into common or preferred  stocks.  To a lesser degree,  AC-MS Mid Cap Growth Fund may invest in other types of securities and use other  investment  strategies that may include debt  securities,  indexed/structured  securities,  high-yield/high-risk  bonds, options,  futures,  forwards,  swaps and other types of derivatives and exchange traded funds, securities purchased on a when-issued, delayed delivery or forward
commitment  basis,  and  pass-through   securities   (including   mortgage-  and
asset-backed securities).  Futures contracts, a type of derivative security, can help AC-MS Mid Cap Growth Fund's cash assets remain liquid while performing like stocks.  AC-MS Mid Cap Growth Fund has a policy governing  futures contracts and similar  derivative  securities  to help  manage  the  risks of  these  types of investments. A complete description of the derivatives policy is included in the
SAI.

In the event of exceptional market or economic conditions,  AC-MS Mid Cap Growth
Fund may, as a temporary defensive measure,  invest all or a substantial portion of its assets in cash or high  quality  short-term  debt  securities,  including money  market  reserves.  To the  extent  AC-MS Mid Cap  Growth  Fund  assumes a defensive position, it will not be pursuing its objective of capital growth.

AC-MS SELECT BOND FUND

AC-MS Select Bond Fund will normally invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of INVESTMENT GRADE debt securities with maturities exceeding one year.

          * AN INVESTMENT-GRADE  SECURITY IS ONE THAT HAS BEEN RATED BY AT LEAST
          ONE  INDEPENDENT   RATING  AGENCY  IN  ITS  TOP  FOUR  CREDIT  QUALITY
          CATEGORIES OR  DETERMINED  BY THE ADVISOR TO BE OF  COMPARABLE  CREDIT
          QUALITY.  DETAILS  OF  THE  A  FUND'S  CREDIT  QUALITY  STANDARDS  ARE
          DESCRIBED IN THE SAI.

AC-MS  Select  Bond Fund may  invest up to 20% of net  assets in  non-investment grade, high yield/high-risk bonds. Also, AC-MS Select Bond Fund may invest up to
30%  of net  assets  in  foreign  securities,  consistent  with  its  investment objective,  including (i) foreign  securities  denominated in a foreign currency and not publicly traded in the U.S. and (ii) U. S. currency  denominated foreign securities,  including  depositary receipts and depository shares issued by U.S.
banks  (American  Depositary  Receipts  or  "ADR's")  and  U.S.   broker-dealers
(American  Depository Shares).  Foreign investments involve special risks, which are discussed below.

In  selecting  securities  for AC-MS  Select Bond Fund,  management  develops an outlook for interest rates and the economy;  analyzes credit and call risks; and
uses other security  selection  techniques.  The proportion of AC-MS Select Bond
Fund's  assets   committed  to  investment   in   securities   with   particular
characteristics  (such as quality,  sector,  interest  rate or maturity)  varies based on the manager's outlook for the economy,  the financial markets and other factors.

AC-MS Select Bond Fund may invest in securities issued or guaranteed by the U.S.
Treasury and certain U.S. government agencies or  instrumentalities  such as the
Government National Mortgage Association ("Ginnie Mae"). Ginnie Mae is supported by the full  faith  and  credit  of the U.S.  government.  Securities  issued or guaranteed by other U.S. government agencies or  instrumentalities,  such as the
Federal  National  Mortgage  Association  ("Fannie Mae"),  the Federal Home Loan
Mortgage  Corporation  ("Freddie  Mac"), and the Federal Home Loan Bank ("FHLB")
are not  guaranteed  by the U.S.  Treasury  or  supported  by the full faith and credit of the U.S. government.  However,  they are authorized to borrow from the
U.S. Treasury to meet their obligations.

AC-MS HIGH-YIELD BOND FUND

AC-MS High-Yield Bond Fund will normally invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in non-investment grade debt  securities.  Non-investment  grade  securities are securities  rated below investment  grade by at  least  one  nationally  recognized  statistical  rating organization  (e.g.,  BB+ or  lower  by  Standard  &  Poor's  or Ba1 or lower by
Moody's), or, if unrated,  determined by management to be of comparable quality.
A description of these organizations is included in the SAI.

AC-MS  High-Yield  Bond  Fund may  invest  up to 30% of net  assets  in  foreign securities,  consistent  with its  investment  objective,  including (i) foreign securities denominated in a foreign currency and not publicly traded in the U.S.
and (ii) U. S. currency  denominated  foreign securities,  including  depositary receipts  and  depository  shares  issued  by U.S.  banks  (American  Depositary
Receipts or  "ADR's")  and U.S.  broker-dealers  (American  Depository  Shares).
Foreign investments involve special risks, which are discussed below.

The  securities  in which  AC-MS  High-Yield  Bond Fund  primarily  invests  are considered speculative and are sometimes known as "junk bonds." These securities tend  to  offer  higher  yields  than  higher  rated  securities  of  comparable maturities  because the historical  financial  condition of the issuers of these securities  is usually not as strong as that of other  issuers.  High yield debt securities  usually  present  greater risk of loss of income and principal  than higher rated securities. Investors in these securities should carefully consider these  risks and  should  understand  that high yield  debt  securities  are not appropriate for short-term investment purposes.

The primary  investment  strategy of AC-MS  High-Yield Bond Fund is to invest in industries or individual  companies that are  attractively  priced or which have stable  or  improving  fundamental  financial  characteristics  relative  to the overall high yield market. The success of this strategy depends on the portfolio manager's  analytical  and portfolio  management  skills.  These skills are more important in the selection of high  yield/high risk securities than would be the case with a portfolio of high quality bonds.  In selecting  securities for AC-MS
High-Yield Bond Fund, the portfolio  manager will consider the ratings  assigned by the  major  rating  agencies,  but  primary  reliance  will be  placed on the portfolio manager's  evaluation of credit and market risk in relationship to the expected rate of return.

AC INTERNATIONAL VALUE FUND

AC  International  Value Fund will normally  invest at least 80% of the value of its  net  assets  (plus  any  borrowings  for  investment  purposes)  in  equity securities  and at least  65% of net  assets in  securities  of  issuers  from a minimum of three countries  outside the United States.  Any income realized will be incidental.

AC  International  Value Fund's  investments  in equity  securities  may include
small,   medium,   and  large   capitalization   issues.  The  strategy  for  AC
International Value Fund will reflect a bottom-up,  value-oriented and long-term investment  philosophy.  In choosing equity investments,  AC International Value
Fund's  manager  will focus on the market  price of a  company's  securities  in relation to the company's  long-term earnings  (typically 5 years),  asset value and cash flow  potential.  A  company's  historical  value  measures,  including price/earnings  ratio,  profit  margins  and  liquidation  value,  will  also be considered.  AC  International  Value Fund may sell  securities for a variety of reasons  such as to secure  gains,  limit  losses or  redeploy  assets into more promising opportunities.

In  determining  whether a company  is  foreign,  the  portfolio  managers  will consider various factors,  including where the company is  headquartered,  where the company's principal operations are located, where the company's revenues are derived,  where the principal trading market is located and the country in which the company was legally  organized.  The weight  given to each of these  factors will vary depending on the circumstances in a given case.

AC  International  Value Fund's  investments  in equity  securities  may include common stocks,  preferred  stocks,  warrants,  and securities  convertible  into common or preferred stocks. To a lesser degree, AC International  Value Fund may invest in other types of securities and use other investment strategies that may include debt  securities,  indexed/structured  securities,  high-yield/high-risk bonds,  options,  futures,  forwards,  swaps and other types of derivatives  and exchange traded funds,  securities purchased on a when-issued,  delayed delivery or forward commitment basis, and pass-through  securities  (including  mortgage-
and asset-backed  securities).  Futures contracts, a type of derivative security can help the fund's cash assets remain liquid while performing more like stocks.
AC International Value Fund has a policy governing futures contracts and similar derivative  securities to help manage the risk of these types of investments.  A complete description of the derivatives policy is included in the SAI.

In the event of  exceptional  market or economic  conditions,  AC  International
Value Fund may, as a temporary  defensive  measure,  invest all or a substantial portion  of its  assets in cash or high  quality  short  term  debt  securities, including  money  market  reserves.  To the extent AC  International  Value Fund assumes a defensive  position,  it will not be pursuing its objective of capital growth.

AC LONG-TERM TAX-FREE FUND

AC Long-Term Tax-Free Fund will normally invest at least 80% of the value of its net assets  (plus any  borrowings  for  investment  purposes)  in a  diversified portfolio of  investment-grade  municipal  obligations  with  interest  payments exempt from federal taxes. AC Long-Term  Tax-Free Fund will typically  invest in long-term debt securities. Under normal market conditions, AC Long-Term Tax-Free
Fund will maintain a weighted average maturity of more than ten years.

Municipal  obligations are debt  obligations  issued by states,  territories and possessions  of the  United  States  and the  District  of  Columbia  and  their political subdivisions,  agencies and instrumentalities,  or multistate agencies or  authorities,  the  interest  from which is exempt from  federal  income tax.
Municipal  obligations generally include debt obligations issued to obtain funds for various  public  purposes as well as certain  industrial  development  bonds issued by or on behalf of public  authorities.  AC Long-Term  Tax-Free  Fund may invest in pre-refunded municipal bonds.

Although AC Long-Term  Tax-Free Fund invests primarily in municipal  obligations with interest  payments  exempt from federal taxes,  taxable debt securities are also  permitted  for  investment.  Taxable  debt may  exceed  20% at  times  for temporary  defensive purposes,  with no maximum percentage.  When adverse market conditions  exist, AC Long-Term  Tax-Free Fund may be hindered in its pursuit of its investment  objective  because it may not invest, or may invest less, in the municipal bonds in which it ordinarily invests.

Although AC  Long-Term  Tax-Free  Fund  invests  primarily  in  investment-grade securities,  up to 20% of the value of AC Long-Term  Tax-Free  Fund's net assets may be invested in lower-rated securities (below investment grade). AC Long-Term
Tax-Free  Fund also may  invest  in  securities  which,  while  not  rated,  are determined by the investment  advisor to be of comparable quality to those rated securities in which AC Long-Term  Tax-Free Fund may invest.  For purposes of the
80% requirement described above, such unrated securities shall be deemed to have the ratings so determined.

Taxable debt may exceed 20% at times for temporary defensive  purposes,  with no maximum  percentage.  When adverse market conditions exist AC Long-Term Tax-Free
Fund may be hindered in its pursuit of its investment  objective  because it may not invest,  or may invest less, in the  municipal  bonds in which it ordinarily invests.

AC Long-Term  Tax-Free  Fund may invest up to 20% of the value of its net assets in  alternative  minimum tax ("AMT") bonds.  AMT bonds are  tax-exempt  "private activity"  bonds  issued after  August 7, 1986,  whose  proceeds are directed at least in part to a private,  for-profit organization.  While the income from AMT bonds is exempt from regular federal income tax, it is a tax preference item for purposes of the  "alternative  minimum  tax." The  alternative  minimum tax is a special  tax that  applies to a limited  number of  taxpayers  who have  certain adjustments to income or tax preference items.

AC Long-Term  Tax-Free Fund may enter into  interest rate futures  contracts for hedging purposes  (including to gain exposure to the securities  markets pending investment  of cash  balances  or to meet  liquidity  needs) or for  non-hedging purposes such as seeking to enhance return.  Use of such derivative  instruments may give rise to taxable income.

AC Long-Term Tax-Free Fund may engage in active trading of portfolio securities.
This increases the portfolio  turnover rate and may increase  transaction  costs and the realization of tax gains and losses.

AC Long-Term Tax-Free Fund may, for temporary,  defensive purposes, invest up to
100% of its total assets in cash or high  quality  short-term  debt  securities, including money market reserves. To the extent that AC Long-Term Tax-Free Fund's assets are invested in such instruments,  it may not be achieving its investment objective.

A description of the policies and  procedures  with respect to the disclosure of each New AC Fund's portfolio securities is available in the SAI.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN EACH NEW AC FUND?

AC-MS  SMALL CAP GROWTH FUND

The value of AC-MS Small Cap Growth  Fund's  shares  depends on the value of the stocks and other  securities  it owns.  The value of the  individual  securities
AC-MS  Small  Cap  Growth  Fund  owns  will  go up  and  down  depending  on the performance  of the  companies  that issued  them,  general  market and economic conditions, and investor confidence.

Growth  stocks are typically  priced  higher than other  stocks,  in relation to earnings and other  measures,  because  investors  believe they have more growth potential.  This  potential  may or may not be realized  and growth stock prices tend to fluctuate more dramatically than the overall stock market.

Small cap stocks may involve greater risks because smaller  companies often have a limited  track  record,  narrower  markets  and more  limited  managerial  and financial resources than larger, more established companies. The prices of these stocks tend to be more  volatile  and the issuers  face greater risk of business failure.

Microcap  stocks may  involve  greater  risks  because  the  prices of  microcap securities  are  generally  even more  volatile and their  markets are even less liquid relative to both small cap and large cap securities.

Market  performance  tends to be cyclical,  and, in the various cycles,  certain investment  styles may fall in and out of favor.  If the market is not  favoring
AC-MS  Small Cap  Growth  Fund's  style,  its gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the portfolio  managers  intend to invest AC-MS Small Cap Growth Fund's assets  primarily  in U.S.  stocks,  AC-MS  Small Cap Growth  Fund may invest in securities of foreign companies.  Foreign investment  involves additional risks, including  fluctuations in currency  exchange rates,  less stable  political and economic  structures,  reduced  availability of public information,  and lack of uniform financial reporting and regulatory practices similar to those that apply in the United  States.  These  factors  making  investing in foreign  securities generally riskier than investing in U.S. stocks. To the extent a fund invests in foreign securities, the overall risk of that fund could be affected.

AC-MS Small Cap Growth Fund's performance also may be impacted by investments in initial  public  offerings  (IPOs).  IPOs may present  greater  risks than other investments  in  stocks  because  the  issuers  have no track  record  as public companies.  The impact of IPO  investments may be substantial and positive for a relatively  small fund during  periods  when the IPO market is strong.  IPOs may have less performance impact as a fund's assets grow.

At any given time your  shares may be worth more or less than the price you paid for them.  In other  words,  it is possible to lose money by  investing in AC-MS
Small Cap Growth Fund.

AC-MS MID CAP GROWTH FUND

The value of AC-MS Mid Cap  Growth  Fund's  shares  depends  on the value of the stocks and other  securities  it owns.  The value of the  individual  securities
AC-MS Mid Cap Growth Fund owns will go up and down depending on the  performance of the companies that issued them, general market and economic  conditions,  and investor confidence.

Growth  stocks are typically  priced  higher than other  stocks,  in relation to earnings and other  measures,  because  investors  believe they have more growth potential.  This  potential  may or may not be realized  and growth stock prices tend to fluctuate more dramatically than the overall stock markets.

Mid-cap  stocks may involve  greater  risks  because the value of  securities of medium  size,  less  well-known  issuers  can be  more  volatile  than  that  of relatively  larger  issuers  and can react  differently  to  issuer,  political, market, and economic  developments than the market as a whole and other types of stocks.

Market  performance  tends to be cyclical,  and, in the various cycles,  certain investment  styles may fall in and out of favor.  If the market is not  favoring
AC-MS Mid Cap Growth Fund's style, its gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the  portfolio  managers  intend to invest AC-MS Mid Cap Growth  Fund's assets  primarily  in U.S.  stocks,  AC-MS  Mid Cap  Growth  Fund may  invest in securities of foreign companies.  Foreign investment  involves additional risks, including  fluctuations in currency  exchange rates,  less stable  political and economic  structures,  reduced  availability of public information,  and lack of uniform financial reporting and regulatory practices similar to those that apply in the United  States.  These  factors  make  investing  in  foreign  securities generally riskier than investing in U.S. stocks. To the extent a fund invests in foreign securities, the overall risk of that fund could be affected.

AC-MS Mid Cap Growth Fund's  performance  also may be impacted by investments in initial  public  offerings  (IPOs).  IPOs may present  greater  risks than other investments  in  stocks  because  the  issuers  have no track  record  as public companies.  The impact of IPO  investments may be substantial and positive for a relatively  small fund during  periods  when the IPO market is strong.  IPOs may have less performance impact as a fund's assets grow.

At any given time your  shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in AC-MS Mid
Cap Growth Fund.

AC-MS SELECT BOND FUND

When  interest  rates  change,  AC-MS  Select  Bond  Fund's  share value will be affected.  Generally,  when interest rates rise,  AC-MS Select Bond Fund's share value will decline. The opposite is true when interest rates decline.

Although  most of the  securities  purchased  by  AC-MS  Select  Bond  Fund  are investment grade debt securities at the time of purchase, AC-MS Select Bond Fund may invest part of its assets in securities rated in the lowest investment-grade category  (e.g.,  BBB) and up to 20% of its net assets in  non-investment  grade securities.  As a result,  AC-MS Select Bond Fund has some credit risk. Although
their  securities  are  considered   investment  grade,   issuers  of  BBB-rated
securities (and securities of similar  quality) are more likely to have problems making interest and principal payments than issuers of higher-rated  securities.
Issuers  of  BB-rated   securities  (and  securities  of  similar  quality)  are
considered  even more  vulnerable  to adverse  business,  financial  or economic conditions  that  could  lead to  difficulties  in  making  timely  payments  of principal and interest.

High yield securities tend to offer higher yields than  higher-rated  securities of  comparable  maturities  because the  historical  financial  condition of the issuers of these securities is usually not as strong as that of other issuers.

High yield fixed  income  securities  usually  present  greater  risk of loss of
income  and  principal  than  higher-rated  securities.   For  example,  because
investors  generally  perceive  that there are  greater  risks  associated  with investing  in medium or lower  rated  securities,  the  yields and price of such securities  may tend to fluctuate  more than those of higher  rated  securities.
Moreover,  in the lower quality segments of the fixed income securities  market, changes in perception  of the  creditworthiness  of  individual  issuers tend to occur more frequently and in a more pronounced  manner than do changes in higher quality segments of the fixed income securities  market.  The yield and price of medium to lower rated  securities  therefore may experience  greater  volatility than is the case with higher rated securities.

AC-MS  Select Bond Fund may invest in debt  securities  backed by  mortgages  or assets such as credit card  receivables.  These  underlying  obligations  may be prepaid,  as  when a  homeowner  refinances  a  mortgage  to take  advantage  of
declining   interest  rates.  If  so,  AC-MS  Select  Bond  Fund  must  reinvest prepayments  at current  rates,  which may be less than the rate of the  prepaid mortgage.  Because of this prepayment  risk,  AC-MS Select Bond Fund may benefit less from declining  interest  rates than funds of similar  maturity that invest heavily in mortgage- and asset-backed securities.

AC-MS  Select  Bond Fund may  invest in the  securities  of  foreign  companies.
Foreign  securities can have certain  unique risks,  including  fluctuations  in currency exchange rates,  unstable  political and economic  structures,  reduced availability of public information,  and the lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

The use of derivative  instruments  involves risks  different  from, or possibly greater than, the risks  associated  with  investing  directly in securities and other  traditional  instruments.  Derivatives  are subject to a number of risks, including  liquidity,  interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index,  and the risk of default  or  bankruptcy  of the other  party to the swap
agreement.   Gains  or  losses  involving  some  futures,   options,  and  other
derivatives  may be  substantial  - in part  because a  relatively  small  price movement in these  securities may result in an immediate and substantial gain or loss for AC-MS Select Bond Fund.

AC-MS Select Bond Fund's share value will fluctuate. As a result, it is possible to lose money by  investing in AC-MS  Select Bond Fund.  In general,  funds that have higher potential income have higher potential loss.

AC-MS HIGH-YIELD BOND FUND

AC-MS  High-Yield  Bond Fund's  investments  often have high credit risk,  which helps it pursue a higher  yield than more  conservatively  managed  bond  funds.
Issuers  of  high-yield  securities  are more  vulnerable  to real or  perceived economic  changes (such as an economic  downturn or a prolonged period of rising interest  rates),  political  changes or adverse  developments  specific  to the issuer. These factors may be more likely to cause an issuer of low-quality bonds to default on its  obligation  to pay the interest and  principal  due under its securities.

The market for  lower-quality  debt securities is generally less liquid than the
market  for   higher-quality   securities.   Adverse   publicity   and  investor
perceptions,  as well as new and proposed laws, also may have a greater negative impact on the market for lower-quality securities.

Under  adverse  market or economic  conditions,  the  secondary  market for high yield/high risk securities could contract  further,  independent of any specific adverse changes in the condition of a particular  issuer.  As a result, it could be more  difficult to sell such  securities or only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated securities  therefore  may be less than the  prices  used in  calculating  AC-MS
High-Yield Bond Fund's net asset value.

AC-MS  High-Yield  Bond Fund can  invest up to 30% of its net  assets in foreign securities.  Foreign securities can have unique risks, including fluctuations in currency exchange rates,  unstable  political and economic  structures,  reduced availability of public information,  and the lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

The use of derivative  instruments  involves risks  different  from, or possibly greater than, the risks  associated  with  investing  directly in securities and other  traditional  instruments.  Derivatives  are subject to a number of risks, including  liquidity,  interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index,  and the risk of default  or  bankruptcy  of the other  party to the swap
agreement.   Gains  or  losses  involving  some  futures,   options,  and  other
derivatives  may be  substantial  - in part  because a  relatively  small  price movement in these  securities may result in an immediate and substantial gain or loss for AC-MS High-Yield Bond Fund.

High yield  securities tend to offer higher yields than higher rated  securities of  comparable  maturities  because the  historical  financial  condition of the issuers of these securities is usually not as strong as that of other issuers.

High yield fixed  income  securities  usually  present  greater  risk of loss of
income  and  principal  than  higher-rated  securities.   For  example,  because
investors  generally  perceive  that there are  greater  risks  associated  with investing  in medium or lower  rated  securities,  the  yields and price of such securities  may tend to fluctuate  more than those of higher  rated  securities.
Moreover,  in the lower quality segments of the fixed income securities  market, changes in perception  of the  creditworthiness  of  individual  issuers tend to occur more frequently and in a more pronounced  manner than do changes in higher quality segments of the fixed income securities  market.  The yield and price of medium to lower rated  securities  therefore may experience  greater  volatility than is the case with higher rated securities.

At any given time your  shares may be worth more or less than the price you paid for them.  In other  words,  it is possible to lose money by  investing in AC-MS
High-Yield Bond Fund. In general,  funds that have higher  potential income have higher potential loss.

AC INTERNATIONAL VALUE FUND

The value of AC  International  Value Fund's shares  depends on the value of the stocks and other  securities it owns. The value of the individual  securities AC
International  Value Fund owns will go up and down depending on the  performance of the companies that issued them, general market and economic  conditions,  and investor confidence.

If  the  market  does  not  consider  the  individual  stocks  purchased  by  AC
International Value Fund to be undervalued,  the value of AC International Value
Fund's shares may not rise as high as other funds and may in fact decline,  even if stock prices generally are increasing.

Investing in foreign  securities has certain unique risks that make it generally riskier  than  investing  in U.S.  securities.  These  risks  include  increased exposure to  political,  social and economic  events in world  markets;  limited availability  of public  information  about a  company;  less-developed  trading markets and  regulatory  practices;  and a lack of uniform  financial  reporting practices compared to those that apply in the United States.

In addition,  investments  in foreign  countries  are subject to currency  risk, meaning that because AC  International  Value Fund's  investments  are generally denominated in foreign currencies,  AC International Value Fund could experience gains or losses  based solely on changes in the  exchange  rate between  foreign currencies and the U.S. dollar.

Investing in securities of smaller foreign companies  generally  presents unique risks in addition  to the  typical  risks of  investing  in foreign  securities.
Smaller  companies may have limited  resources,  trade less  frequently and have less publicly available information. They also may be more sensitive to changing economic  conditions.  These factors may cause  investments  in smaller  foreign companies to experience more price volatility.

Investing  in  securities  of  companies  located in emerging  market  countries generally is also riskier than  investing in securities of companies  located in foreign  developed  countries.  Emerging  market  countries  may  have  unstable governments  and/or  economies that are subject to sudden change.  These changes may be magnified by the  countries'  emergent  financial  markets,  resulting in significant  volatility to investments in these countries.  These countries also may lack the legal, business and social framework to support securities markets.

In summary, AC International Value Fund is intended for investors who find foreign securities an appropriate investment and who are willing to accept the increased risk associated with AC International Value Fund's investment strategy.

At any given time your  shares may be worth more or less than the price you paid for them.  In other  words,  it is  possible  to lose money by  investing  in AC
International Value Fund.

AC LONG-TERM TAX-FREE FUND

When interest  rates change,  AC Long-Term  Tax-Free  Fund's share value will be affected.  Generally,  when interest  rates rise, AC Long-Term  Tax-Free  Fund's share value will  decline.  The opposite is true when  interest  rates  decline.
Because AC Long-Term Tax-Free Fund has a longer weighted average maturity, it is likely to be more sensitive to interest rate changes.

AC Long-Term  Tax-Free Fund may invest part of its assets in securities rated in the lowest  investment-grade  category (for example, Baa or BBB). The issuers of these  securities  are more  likely  to pose a  credit  risk,  that is,  to have problems  making interest and principal  payments,  than issuers of higher-rated securities.  AC  Long-Term  Tax-Free  Fund also may invest part of its assets in securities  rated below  investment  grade or that are unrated,  including bonds that are in technical or monetary default. By definition, the issuers of many of these  securities have had and may continue to have problems making interest and principal payments.

Because AC Long-Term Tax-Free Fund invests primarily in municipal securities, it will be sensitive to events that affect municipal markets. AC Long-Term Tax-Free
Fund may have a higher level of risk than funds that invest in a larger universe of securities.

The portfolio  managers  monitor AC Long-Term  Tax-Free Fund's weighted  average maturity  and seek to adjust  it as  appropriate,  taking  into  account  market conditions and other relevant factors. Thus, under normal market conditions, its potential  income and  potential  loss may be higher than other  funds,  and may fluctuate as the portfolio  managers  reposition  AC Long-Term  Tax-Free Fund in response to changing market conditions.

The use of derivative  instruments  involves risks  different  from, or possibly greater than, the risks  associated  with  investing  directly in securities and other  traditional  instruments.  Derivatives  are  subject to a number of risks including  liquidity,  interest rate,  market and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index,  and the risk of  default  or  bankruptcy  of the  other  party to a swap agreement. Gains or losses involving some futures, options and other derivatives may be substantial - in part because a relatively  small price movement in these securities  may  result  in an  immediate  and  substantial  gain or loss for AC
Long-Term Tax-Free Fund.

There is no  guarantee  that all of AC  Long-Term  Tax-Free  Fund's  income will remain exempt from federal or state income taxes.  Income from  municipal  bonds held by a fund could be declared  taxable because of unfavorable  changes in tax laws,  adverse  interpretations  by the  Internal  Revenue  Service or state tax authorities, or noncompliant conduct of a bond issuer.

At any given time your  shares may be worth more or less than the price you paid for them.  In other  words,  it is  possible  to lose money by  investing  in AC
Long-Term Tax-Free Fund.

                        BASICS OF FIXED-INCOME INVESTING

THIS SECTION APPLIES TO AC-MS SELECT BOND FUND,  AC-MS  HIGH-YIELD BOND FUND AND
AC LONG-TERM TAX-FREE FUND ONLY.

DEBT SECURITIES

When a fund buys a debt  security,  also called a fixed-income  security,  it is essentially  lending money to the security's issuer.  Notes,  bonds,  commercial paper and U.S.  Treasury  securities are examples of debt securities.  After the debt  security is first sold by the  issuer,  it may be bought and sold by other investors.  The  price  of the  debt  security  may  rise or fall  based on many factors, including changes in interest rates, liquidity and credit quality.

The portfolio managers decide which debt securities to buy and sell by:

     o    determining  which  debt  securities  help a fund  meet  its  maturity requirements;

     o    identifying  debt  securities  that  satisfy a fund's  credit  quality standards;

     o    evaluating  current  economic  conditions  and  assessing  the risk of inflation; and

     o    evaluating  special features of the debt securities that may make them more or less attractive.

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date.  This date is called the maturity  date. The number of days left to a debt security's  maturity  date is called the remaining  maturity.  The longer a debt security's  remaining  maturity,  generally  the more  sensitive its price is to changes in interest rates.

Because  a bond  fund  will own many debt  securities,  the  portfolio  managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest  rate  sensitivity  of the entire  portfolio.
This average is weighted according to the size of the fund's individual holdings and is called the  weighted  average  maturity.  The  following  chart shows how portfolio managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                               AMOUNT
                            OF SECURITY      PERCENT     REMAINING    WEIGHTED
                               OWNED      OF PORTFOLIO   MATURITY     MATURITY
                            -----------   ------------   ---------    --------
Debt Security A               $100,000        25%       4 years       1 year
Debt Security B               $300,000        75%       12 years      9 years
Weighted Average Maturity                                            10 years

TYPES OF RISK

The basic types of risk the fund faces are described below.

INTEREST RATE RISK

Generally,  interest  rates and the prices of debt  securities  move in opposite directions.  When interest rates fall, the prices of most debt securities  rise;
when interest  rates rise,  prices fall.  Because the fund invests  primarily in debt securities,  changes in interest rates will affect the fund's  performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect fund performance  varies and is related to the weighted average maturity of a particular fund. For example, when interest  rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term  bond fund. When rates fall, the opposite is true.

The following table shows the likely effect of a 1% (100 basis points)  increase in interest rates on the price of 7% coupon bonds of differing maturities:

REMAINING MATURITY   CURRENT PRICE    PRICE AFTER 1% INCREASE    CHANGE IN PRICE
------------------   -------------    -----------------------    ---------------
1 year                 $100.00               $99.06                  -0.94%
3 years                $100.00               $97.38                  -2.62%
10 years               $100.00               $93.20                  -6.80%
30 years               $100.00               $88.69                  -11.31%

CREDIT RISK

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high  credit  rating  indicates  a high  degree of  confidence  by the  rating organization  that  the  issuer  will  be able to  withstand  adverse  business, financial or economic  conditions  and make interest and  principal  payments on time. Generally,  a lower credit rating indicates a greater risk of non-payment.
A lower  rating also may  indicate  that the issuer has a more senior  series of debt  securities,  which  means that if the issuer has  difficulties  making its payments,  the more senior  series of debt is first in line for payment.  Credit quality  may be lower  when the  issuer  has any of the  following:  a high debt level, a short operating history,  a difficult,  competitive  environment,  or a less stable cash flow.

The portfolio  managers do not invest  solely on the basis of a debt  security's credit rating;  they also consider other factors,  including  potential returns.
Higher credit ratings usually mean lower interest rate payments, so the managers often  purchase  debt  securities  that are not the  highest  rated to  increase return. If a fund purchases  lower-rated debt securities,  it assumes additional credit risk.

Securities rated in one of the highest two categories by a nationally recognized securities rating  organization are considered "high quality." Although they are considered high quality,  an investment in these  securities still involves some credit  risk  because  even a AAA rating is not a guarantee  of  payment.  For a complete  description of the ratings  system,  see the SAI. Each of AC-MS Select
Bond  Fund's,  AC-MS  High-Yield  Bond Fund's and AC Long-Term  Tax-Free  Fund's
credit quality  restrictions  apply at the time of purchase;  each Fund will not necessarily sell securities if they are downgraded by a rating agency.

LIQUIDITY RISK

Debt securities can become  difficult to sell, or less liquid,  for a variety of reasons,  such as lack of an active trading market.  The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

Each of AC-MS  Select Bond Fund,  AC-MS  High-Yield  Bond Fund and AC  Long-Term
Tax-Free  Fund engages in a variety of  investment  techniques as it pursues its investment  objective.  Each technique has its own  characteristics and may pose some level of risk to the applicable Fund. To learn more about these techniques, you should review the SAI before making an investment.

                                   MANAGEMENT

WHO MANAGES THE NEW AC FUNDS?

The Board of Directors/Trustees,  investment advisor and fund management team of each New AC Fund play key roles in the management of the applicable New AC Fund.

THE BOARD OF DIRECTORS/TRUSTEES

A Board of  Directors/Trustees  oversees the  management of each New AC Fund and meets at least quarterly to review reports about Fund operations.  Although each
Board of Directors/Trustees  does not manage each respective New AC Fund, it has
hired  an  investment   advisor  to  do  so.  More  than  three-fourths  of  the
directors/trustees  are independent of each New AC Fund's advisor; that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated  companies  (other than as  shareholders  of American  Century funds).

THE INVESTMENT ADVISOR

The investment  advisor of each New AC Fund, other than AC  International  Value
Fund, is American Century Investment  Management,  Inc. ("ACIM"). The investment advisor of AC  International  Value Fund is American  Century Global  Investment
Management,  Inc. ("ACGIM").  ACIM has been managing mutual funds since 1958 and is headquartered  at 4500 Main Street,  Kansas City,  Missouri 64111.  ACGIM has
been managing mutual funds since January,  2005 and is  headquartered at 666 3rd
Avenue, 23rd Floor, New York, New York 10017.

ACIM or ACGIM,  as  applicable,  is  responsible  for  managing  the  investment portfolios  of each  New AC Fund  and  directing  the  purchase  and sale of its investment securities.  ACIM or ACGIM, as applicable, also arranges for transfer agency,  custody  and all  other  services  necessary  for  each  New AC Fund to operate.  ACIM has hired Mason  Street  Advisors,  LLC  ("MSA"),  a wholly owned company  of  The  Northwestern  Mutual  Life  Insurance  Company  ("Northwestern
Mutual") to make the day-to-day investment decisions for each of AC-MS Small Cap
Growth  Fund,  AC-MS  Mid Cap  Growth  Fund,  AC-MS  Select  Bond Fund and AC-MS
High-Yield  Bond Fund. MSA performs this function under the  supervision of ACIM and the applicable Fund's Board of Directors/Trustees.  MSA and its predecessor,
Northwestern Mutual Investment Services,  LLC, have served as investment advisor to each of AC-MS Small Cap Growth Fund,  AC-MS Mid Cap Growth Fund, AC-MS Select
Bond Fund and AC-MS  High-Yield  Bond Fund and its respective  predecessor  fund
since  each  Fund's   inception.   The  personnel  and  related   facilities  of
Northwestern  Mutual and MSA are utilized by MSA in  performing  its  investment advisory functions. The address of MSA is 720 East Wisconsin Avenue,  Milwaukee,
Wisconsin   53202.   ACGIM  has  hired   Templeton   Investment   Counsel,   LLC
("Templeton"),  500 East Broward  Boulevard,  Fort Lauderdale,  Florida 33394, a
wholly owned indirect subsidiary of Franklin Resources,  Inc., as the subadvisor to make the day-to-day  investment  decisions for AC  International  Value Fund.
Templeton  performs  this  function  under  the  supervision  of  ACGIM  and  AC
International Value Fund's Board of Directors. Templeton has managed investments for clients since [DATE].

For the services it provides to each New AC Fund,  ACIM or ACGIM, as applicable, receives a unified  management fee based on a percentage of the daily net assets of each specific  class of shares of the  respective New AC Fund. The management fee is calculated  daily and paid monthly in arrears.  Out of each New AC Fund's management fee, ACIM or ACGIM, as applicable,  pays all expenses of managing and operating the respective New AC Fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors/trustees (including legal counsel fees), and extraordinary  expenses.  A portion of the management fee may be paid by each  New AC  Fund's  advisor  to  unaffiliated  third  parties  who  provide recordkeeping and  administrative  services that would otherwise be performed by an affiliate of the advisor.

Each of  AC-MS  Small  Cap  Growth  Fund,  AC-MS  Mid  Cap  Growth  Fund  and AC
International  Value Fund has a stepped fee  schedule.  For funds with a stepped fee  schedule,  the  rate  of the  fee is  determined  by  applying  a fee  rate calculation formula. This formula takes into account all of the advisor's assets under  management  in the fund's  investment  strategy  ("strategy  assets")  to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the advisor that are not in the
American  Century family of mutual funds (such as subadvised  funds and separate accounts) but that have the same  investment team and investment  strategy.  The use of strategy assets, rather than fund assets, in calculating the fee rate for a  particular  fund could allow a fund to realize  scheduled  cost  savings more quickly if the advisor  acquires  additional  assets under  management  within a strategy in  addition to the fund's  assets.  However,  it is possible  that the strategy assets for a fund will not include assets of other client accounts.  In addition,  if there are such assets,  they may not be  sufficient to result in a lower fee rate. AC-MS Small Cap Growth Fund's Investor, A, B, C and R Class will pay ACIM a unified management fee of 1.30% of its pro rata share of the first $1 billion of the  strategy  assets and 1.10% of its pro rata share over $1 billion of the strategy assets.  AC-MS Small Cap Growth Fund's  Institutional Class will pay ACIM a unified management fee of 1.10% of its pro rata share of the first $1 billion of the  strategy  assets and 0.90% of its pro rata share over $1 billion of the strategy  assets.  AC-MS Mid Cap Growth  Fund's  Investor,  A, B, C and R
Class will pay ACIM a unified  management  fee of 1.05% of its pro rata share of the first $500  million of the  strategy  assets and 1.00% of its pro rata share over  $500  million  of  the  strategy  assets.  AC-MS  Mid  Cap  Growth  Fund's
Institutional  Class will pay ACIM a unified  management fee of 0.85% of its pro rata share of the first $500 million of the strategy assets and 0.80% of its pro rata share over $500  million of the strategy  assets.  AC  International  Value
Fund's Investor,  A, B, C and R Class will pay ACGIM a unified management fee of
1.30% of its pro rata  share of the first $1  billion  of the  strategy  assets,
1.20% of its pro rata share of the next $1 billion  of the  strategy  assets and
1.10%  of its pro  rata  share  over  $2  billion  of the  strategy  assets.  AC
International  Value  Fund's  Institutional  Class  will  pay  ACGIM  a  unified management  fee of 1.10% of its pro rata  share of the first $1  billion  of the strategy  assets,  1.00% of its pro rata  share  of the next $1  billion  of the strategy  assets and 0.90% of its pro rata share over $2 billion of the strategy assets.

The  percentage  rate used to  calculate  the  management  fee for each class of shares of each of AC-MS  Select  Bond Fund,  AC-MS  High-Yield  Bond Fund and AC
Long-Term  Tax-Free Fund is determined daily using a two-component  formula that takes into account (i) the daily net assets of the accounts managed by ACIM that are in the same broad  investment  category  as AC-MS  Select  Bond Fund,  AC-MS
High-Yield  Bond  Fund  and AC  Long-Term  Tax-Free  Fund , as  applicable  (the
"Category Fee") and (ii) the assets of all funds in the American  Century family of funds (the "Complex Fee"). The SAI contains  detailed  information  about the calculation of the management fee.

Neither AC-MS Select Bond Fund nor AC-MS  High-Yield  Bond Fund was in operation as of the fiscal year ended March 31, 2005.  AC-MS  Long-Term  Tax-Free Fund was not in operation as of the fiscal year ended May 31, 2005.  Each of AC-MS Select
Bond Fund,  AC-MS  High-Yield Bond Fund and AC Long-Term  Tax-Free Fund will pay
ACIM a unified  management fee calculated by adding the  appropriate  Investment
Category and Complex Fees from the following schedules:

INVESTMENT CATEGORY FEE SCHEDULE

                    FEE RATE             FEE RATE               FEE RATE
                    FOR AC-MS            FOR AC-MS              FOR AC LONG-TERM
CATEGORY ASSETS     SELECT BOND FUND     HIGH-YIELD BOND FUND   TAX-FREE FUND
-----------------   ----------------     --------------------   ----------------
First $1 billion    0.4100%              0.6600%                0.2800%
Next $1 billion     0.3580%              0.6080%                0.2280%
Next $3 billion     0.3280%              0.5780%                0.1980%
Next $5 billion     0.3080%              0.5580%                0.1780%
Next $15 billion    0.2950%              0.5450%                0.1650%
Next $25 billion    0.2930%              0.5430%                0.1630%
Thereafter          0.2925%              0.5425%                0.1625%

COMPLEX FEE SCHEDULE

                                                        INVESTOR, A, B, C AND R
CATEGORY ASSETS               CLASS FEE RATE            INSTITUTIONAL FEE RATE
-----------------             ---------------           -----------------------
First $2.5 billion            0.3100%                       0.1100%
Next $7.5 billion             0.3000%                       0.1000%
Next $15.0 billion            0.2985%                       0.0985%
Next $25.0 billion            0.2970%                       0.0970%
Next $25.0 billion            0.2870%                       0.0870%
Next $25.0 billion            0.2800%                       0.0800%
Next $25.0 billion            0.2700%                       0.0700%
Next $25.0 billion            0.2650%                       0.0650%
Next $25.0 billion            0.2600%                       0.0600%
Next $25.0 billion            0.2550%                       0.0550%
Thereafter                    0.2500%                       0.0500%

THE FUND MANAGEMENT TEAM

ACIM or ACGIM,  as  applicable,  provides  investment  advisory  and  management services  for  each New AC  Fund.  ACIM  has,  in  turn,  hired  MSA to make the day-to-day  investment  decisions for each of AC-MS Small Cap Growth Fund, AC-MS
Mid Cap Growth  Fund,  AC-MS  Select Bond Fund and AC-MS  High-Yield  Bond Fund.
ACGIM has, in turn, hired Templeton to make the day-to-day  investment decisions for AC International  Value Fund. MSA and Templeton  perform this function under the  supervision  of ACIM or  ACGIM,  respectively,  and  each  Fund's  Board of
Directors/Trustees.

ACIM uses teams of portfolio  managers and analysts to manage funds. These teams are organized by broad investment categories,  such as money markets and taxable bonds. The individual  listed below serves as the lead portfolio manager for the specified  New AC Fund.  As such,  he is  ultimately  responsible  for  security selection and portfolio  construction  for the Fund, as well as compliance  with stated  investment  objectives  and cash flow  monitoring.  Other members of the investment  team provide  research and  analytical  support but generally do not make day-to-day investment decisions for the Fund.

The portfolio  manager on the investment  team who is primarily  responsible for the day-to-day management of each New AC Fund is:

WILLIAM R. WALKER (AC-MS SMALL CAP GROWTH FUND AND AC-MS MID CAP GROWTH FUND)

Mr. Walker, Managing Director of MSA, has been a member of the team that manages
AC-MS Small Cap Growth  Fund and AC-MS Mid Cap Growth Fund and their  respective predecessor  funds since  inception in 1997.  He joined  Northwestern  Mutual in
1984. Mr. Walker has a bachelor of science degree from Marquette  University and an MBA from Miami University of Oxford, Ohio. He is a CFA charterholder.

R. DAVID ELLS (AC-MS SELECT BOND FUND)

Mr. Ells, Director of Mason Street Advisors,  LLC, has been a member of the team that manages  AC-MS  Select Bond Fund and its  predecessor  fund since  November
2005. He joined Northwestern Mutual in 2004. Mr. Ells has a bachelor's degree in economics from Trinity College. He is a CFA charterholder.

ANDREW T. WASSWEILER (AC-MS HIGH-YIELD BOND FUND)

Mr. Wassweiler,  Director,  has been a member of the team that manages the AC-MS
High-Yield  Bond Fund and its  predecessor  fund since  November 2005. He joined
Northwestern  Mutual  in  1997.  Mr.  Wassweiler  has a  bachelor  of arts  from
University   of   Wisconsin-Madison   and  an  M.S.   from  the   University  of
Wisconsin-Madison. He is a CFA charterholder and a certified public accountant.

GARY P. MOTYL (AC INTERNATIONAL VALUE FUND)

Mr. Motyl, Chief Investment Officer of Templeton  Institutional  Global Equities
and  President  of  Templeton,  has been a member  of the team that  manages  AC
International  Value  Fund  and its  predecessor  fund  since  2004.  He  joined
Templeton in 1981.  Mr. Motyl earned a bachelor's  degree in finance from Lehigh
University in Pennsylvania and an M.B.A. from Pace University in New York. He is a CFA charterholder.

DR. GUANG YANG (AC INTERNATIONAL VALUE FUND)

Mr. Yang, Senior Vice President of Templeton, has been a member of the team that manages AC  International  Value Fund and its  predecessor  fund since 2004.  He joined  Templeton  in 1995.  Dr.  Yang  earned a bachelor  of  science  from the
University  of  Science  and  Technology  of China  and an MBA from the  Harvard
Business School. He earned a Ph.D. in neuroscience from the Australian  National
University. He is a CFA charterholder.

KENNETH M. SALINGER (AC LONG-TERM TAX-FREE FUND)

Mr. Salinger,  Vice President and Senior Portfolio Manager, has been a member of the team that manages AC Long-Term  Tax-Free  Fund since its  inception in March
2006. He joined American Century in April 1992 and became a portfolio manager in
June  1997.  He has a  bachelor's  degree  in  quantitative  economics  from the
University of California - San Diego. He is a CFA charterholder.

The SAI provides additional  information about the other accounts managed by the portfolio  managers,  if any,  the  structure of their  compensation,  and their ownership of fund securities.

SUBADVISOR LEGAL PROCEEDINGS

A  description  of the legal  proceedings  involving  certain  affiliates of the subadvisor  for the  International  Value  fund  appears in the  Acquired  Funds
Prospectus.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  SAI  and  the  investment objective of each New AC Fund may not be changed without  shareholder  approval.
The Board of Directors/Trustees and/or the advisor may change any other policies and investment strategies.

                    INVESTING DIRECTLY WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts  automatically  will have access to the services listed under WAYS
TO MANAGE  YOUR  ACCOUNT  when the  account is opened.  If you do not want these services,  see CONDUCTING  BUSINESS IN WRITING.  If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct  business in writing only, you can indicate this on the account  application.  If you  choose  this  option,  you must  provide  written instructions  to invest,  exchange  and  redeem.  All  account  owners must sign transaction  instructions (with signatures  guaranteed for redemptions in excess of  $100,000).  By  choosing  this  option,  you are not  eligible to enroll for exclusive  online account  management to waive the account  maintenance fee. See
ACCOUNT MAINTENANCE FEE in this section. If you want to add online and telephone services later, you can complete an Investor Service Options form.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class  shares of the  American  Century  Diversified  Bond fund,  in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50  semiannual  account  maintenance fee if the value of those shares is less than  $10,000.  We will  determine the amount of your total eligible  investments  twice per year,  generally the last Friday in October and
April.  If the value of those  investments is less than $10,000 at that time, we will automatically  redeem shares in one of your accounts to pay the $12.50 fee.
Please note that you may incur tax liability as a result of the  redemption.  In determining  your  total  eligible  investment  amount,  we  will  include  your investments  in all PERSONAL  ACCOUNTS  (including  American  Century  Brokerage accounts)  registered under your Social Security number.  We will not charge the fee as long as you choose to manage your accounts  exclusively  online.  You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

          PERSONAL  ACCOUNTS  include  individual   accounts,   joint  accounts,
          UGMA/UTMA  accounts,  personal  trusts,  Coverdell  Education  Savings
          Accounts, IRAs (including traditional,  Roth, Rollover,  SEP-, SARSEP-
          and SIMPLE-IRAs),  and certain other retirement accounts.  If you have only business,  business  retirement,  employer-sponsored  or American
          Century Brokerage accounts, you are currently not subject to this fee, but you may be subject to other fees.

WIRE PURCHASES

CURRENT  INVESTORS:  If you would like to make a wire  purchase into an existing account,  your bank will need the  following  information.  (To  invest in a new fund, please call us first to set up the new account.)

     o    American  Century's bank information:  Commerce Bank N.A., Routing No.
          101000019, Account No. 2804918

     o    Your American Century account number and fund name

     o    Your name

     o    The contribution year (for IRAs only)

NEW INVESTORS:  To make a wire purchase into a new account,  please  complete an application prior to wiring money.

WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------
ONLINE
--------------------------------------------------------------------------------

americancentury.com

     OPEN AN  ACCOUNT:  If you are a current  or new  investor,  you can open an account  by  completing  and  submitting  our online  application.  Current investors  also can open an  account  by  exchanging  shares  from  another
     American Century account.

     EXCHANGE SHARES: Exchange shares from another American Century account.

     MAKE  ADDITIONAL  INVESTMENTS:   Make  an  additional  investment  into  an
     established  American  Century  account if you have authorized us to invest from your bank account.

     SELL SHARES*: Redeem shares and proceeds will be electronically transferred to your authorized bank account.

     *    Online redemptions up to $25,000 per day.

--------------------------------------------------------------------------------
IN PERSON
--------------------------------------------------------------------------------

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

     o    4500  Main  Street,  Kansas  City,  Missouri  -  8  a.m.  to  5  p.m.,
          Monday-Friday

     o    4917  Town  Center  Drive,  Leawood,  Kansas  -  8  a.m.  to  5  p.m.,
          Monday-Friday, 8 a.m. to noon, Saturday

     o    1665 Charleston  Road,  Mountain View,  California - 8 a.m. to 5 p.m.,
          Monday-Friday

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------

Investor Services Representative:  1-800-345-2021

Institutional Service Representative:  1-800-345-3533

Business, Not-For-Profit and Employer-Sponsored Retirement Plans: 1-800-345-3533

Automated Information Line:  1-800-345-8765

     OPEN AN ACCOUNT: If you are a current investor,  you can open an account by exchanging shares from another American Century account.

     EXCHANGE  SHARES:  Call or use our Automated  Information  Line if you have authorized us to accept telephone  instructions.  The Automated Information
     Line is available only to Investor Class shareholders.

     MAKE ADDITIONAL INVESTMENTS:  Call or use our Automated Information Line if
     you have  authorized  us to invest from your bank  account.  The  Automated
     Information Line is available only to Investor Class shareholders.

     SELL SHARES: Call a Service Representative.

--------------------------------------------------------------------------------
BY MAIL OR FAX
--------------------------------------------------------------------------------

P.O. Box 419200, Kansas City, MO 64141-6200 - Fax: 816-340-7962

     OPEN AN ACCOUNT:  Send a signed,  completed  application and check or money order payable to American Century Investments.

     EXCHANGE SHARES: Send written instructions to exchange your shares from one
     American Century account to another.

     MAKE  ADDITIONAL  INVESTMENTS:  Send your check or money order for at least
     $50 with an  investment  slip or $250 without an  investment  slip.  If you don't have an  investment  slip,  include  your name,  address  and account number on your check or money order.

     SELL SHARES: Send written instructions or a redemption form to sell shares.
     Call a Service Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY
--------------------------------------------------------------------------------

     OPEN AN ACCOUNT: Not available.

     EXCHANGE SHARES: Send written  instructions to set up an automatic exchange of your shares from one American Century account to another.

     MAKE ADDITIONAL INVESTMENTS: With the automatic investment service, you can purchase shares on a regular basis.  You must invest at least $50 per month per account.

     SELL   SHARES:   You  may  sell  shares   automatically   by   establishing
     Check-A-Month or Automatic Redemption plans.

See ADDITIONAL  POLICIES  AFFECTING YOUR INVESTMENT for more  information  about investing with us.

                   INVESTING THROUGH A FINANCIAL INTERMEDIARY

With the exception of AC Long-Term Tax Free Fund, each New AC Fund's A, B, C and
R Classes are  intended  for  purchase  by  participants  in  employer-sponsored retirement or savings plans and for persons  purchasing shares through FINANCIAL
INTERMEDIARIES that provide various administrative and distribution services. AC
Long-Term  Tax-Free Fund's A, B and C Classes are intended for purchase  through financial  intermediaries  that provide various  administrative and distribution services. AC Long-Term Tax-Free Fund is not available for retirement plans.

          FINANCIAL  INTERMEDIARIES  include  banks,  broker-dealers,  insurance companies,  plan sponsors (except in the case of AC Long-Term Tax-Free
          Fund) and financial professionals.

Although each class of shares  represents an interest in the same fund, each has a different cost  structure,  as described  below.  Which class is right for you depends on many  factors,  including  how long you plan to hold the shares,  how much you plan to invest,  the fee  structure of each class,  and how you wish to compensate your financial  professional  for the services  provided to you. Your financial professional can help you choose the option that is most appropriate.

The following chart provides a summary description of these classes.

         A CLASS                                 B CLASS
------------------------                   ------------------------

Initial sales charge(1)                    No initial sales charge

Generally no contingent                    Contingent deferred sales
deferred sales charge(2)                   charge on redemptions within
                                           six years

12b-1 fee of 0.25%                         12b-1 fee of 1.00%

No conversion feature                      Convert to A Class shares
                                           eight years after purchase

Generally more appropriate                 Aggregate purchases limited
for long-term investors                    to amounts less than $100,000

      C CLASS                                    R CLASS
------------------------                   ------------------------

No initial sales charge                    No initial sales charge

Contingent deferred sales                  No contingent deferred sales
charge on redemptions within               charge
12 months

12b-1 fee of 1.00%                         12b-1 fee of 0.50%

No conversion feature                      No conversion feature

Aggregate purchases limited to             Generally offered through
amounts less than $1,000,000;              qualified retirement plans
generally more appropriate for             and other fee-based
short-term investors                       arrangements

---------------------------------

(1)  THE SALES CHARGE FOR A CLASS SHARES DECREASES DEPENDING ON THE SIZE OF YOUR
     INVESTMENT,  AND MAY BE WAIVED FOR SOME PURCHASES. THERE IS NO SALES CHARGE
     FOR PURCHASES OF $1,000,000 OR MORE.

(2)  A  CONTINGENT  DEFERRED  SALES  CHARGE  (CDSC) OF 1.00%  WILL BE CHARGED ON
     CERTAIN  PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED  WITHIN ONE YEAR
     OF PURCHASE.

CALCULATION OF SALES CHARGES

The  information  regarding  sales charges  provided  herein is included free of charge  and in a  clear  and  prominent  format  at  americancentury.com  in the
INVESTORS USING ADVISORS AND INVESTMENT  PROFESSIONALS portions of the Web site.
From the  description  of A, B or C Class  shares,  a  hyperlink  will  take you directly to this disclosure.

A CLASS

A Class shares are sold at their offering  price,  which is net asset value plus an initial  sales charge.  This sales charge  varies  depending on the amount of your investment,  and is deducted from your purchase before it is invested.  The sales charges and the amounts paid to your financial professional are:

AC-MS SMALL CAP GROWTH FUND, AC-MS MID CAP GROWTH FUND AND AC INTERNATIONAL VALUE FUND

                                                                          AMOUNT PAID
                                                                         TO FINANCIAL
                                 SALES CHARGE         SALES CHARGE          ADVISOR
                                   AS A % OF           AS A % OF           AS A % OF
PURCHASE AMOUNT                 OFFERING PRICE    NET AMOUNT INVESTED   OFFERING PRICE
------------------------------- --------------    -------------------   --------------
Less than $50,000..............    5.75%                6.10%              5.00%
$50,000 - $99,999..............    4.75%                4.99%              4.00%
$100,000 - $249,999............    3.75%                3.90%              3.25%
$250,000 - $499,999............    2.50%                2.56%              2.00%
$500,000 - $999,999............    2.00%                2.04%              1.75%
$1,000,000 - $3,999,999........    0.00%                0.00%              1.00%(1)
$4,000,000 - $9,999,999........    0.00%                0.00%              0.50%(1)
$10,000,000 or more............    0.00%                0.00%              0.25%(1)

AC-MS SELECT BOND FUND, AC-MS HIGH-YIELD BOND FUND AND AC LONG-TERM TAX FREE FUND

                                                                         AMOUNT PAID
                                 SALES CHARGE     SALES CHARGE          TO FINANCIAL
                                 AS A % OF         AS A % OF NET    PROFESSIONAL AS A % OF
PURCHASE AMOUNT                 OFFERING PRICE    AMOUNT INVESTED       OFFERING PRICE
------------------------------- ---------------   ----------------  -----------------------
Less than $50,000..............      4.50%              4.71%                4.00%
$50,000 - $99,999..............      4.50%              4.71%                4.00%
$100,000 - $249,999............      3.50%              3.63%                3.00%
$250,000 - $499,999............      2.50%              2.56%                2.00%
$500,000 - $999,999............      2.00%              2.04%                1.75%
$1,000,000 - $3,999,999........      0.00%              0.00%              1.00%(1)
$4,000,000 - $9,999,999........      0.00%              0.00%              0.50%(1)
$10,000,000 or more............      0.00%              0.00%              0.25%(1)

--------------------------------

(1)  FOR PURCHASES OVER  $1,000,000 BY QUALIFIED  RETIREMENT  PLANS,  NO UPFRONT
     AMOUNT WILL BE PAID TO FINANCIAL PROFESSIONALS.

There is no front-end  sales charge for purchases of $1,000,000 or more,  but if you redeem your shares within one year of purchase you will pay a 1.00% deferred sales charge, subject to the exceptions listed below. No sales charge applies to reinvested dividends.

REDUCTIONS AND WAIVERS OF SALES CHARGES FOR A CLASS

You may qualify for a reduction or waiver of certain sales  charges,  but you or your financial  professional  must provide  certain  information,  including the account  numbers of any accounts to be  aggregated,  to American  Century at the time of purchase in order to take advantage of such reduction or waiver.

You and your  immediate  family (your spouse and your children  under the age of
21) may combine investments to reduce your A Class sales charge in the following ways:

ACCOUNT  AGGREGATION.  Investments  made by you and your immediate family may be aggregated  at each  account's  current  market  value  if  made  for  your  own account(s) and/or certain other accounts, such as:

     o    Certain trust accounts

     o    Solely controlled business accounts

     o    Single-participant retirement plans

     o    Endowments  or  foundations  established  and  controlled by you or an immediate family member

For purposes of  aggregation,  only  investments  made through  individual-level accounts,  rather than accounts  aggregated at the  intermediary  level,  may be included.

CONCURRENT PURCHASES.  You may combine simultaneous purchases in A, B or C Class shares of any two or more American  Century Advisor Funds (funds that offer A, B and C Class shares) to qualify for a reduced A Class sales charge.

RIGHTS OF  ACCUMULATION.  You may take into  account the  current  value of your existing holdings in A, B or C Class shares of any American Century Advisor Fund to determine your A Class sales charge.

LETTER OF INTENT.  A Letter of Intent allows you to combine all non-money market fund purchases of all A, B and C Class shares you intend to make over a 13-month period to determine the applicable  sales charge.  Such purchases will be valued at their  historical  cost for this  purpose.  At your request,  purchases  made during the  previous 90 days may be  included;  however,  capital  appreciation, capital  gains and  reinvested  dividends  do not apply  toward  these  combined purchases.  A portion of your account will be held in escrow to cover additional
A Class  sales  charges  that  will be due if your  total  investments  over the
13-month period do not qualify for the applicable sales charge reduction.

WAIVERS FOR CERTAIN INVESTORS.  The sales charge on A Class shares may be waived for:

     o    Purchases by registered representatives and other employees of certain financial  intermediaries  (and their immediate family members) having selling agreements with the advisor or distributor

     o    Wrap   accounts   maintained   for   clients  of   certain   financial
          intermediaries  who have entered into selling agreements with American
          Century

     o    Present  or  former  officers,  directors  and  employees  (and  their families) of American Century

     o    Qualified retirement plan purchases

     o    IRA  Rollovers  from  any  American  Century  Advisor  Fund  held in a qualified retirement plan

     o    Certain other investors as deemed appropriate by American Century

B CLASS

B Class  shares  are sold at their net asset  value  without  an  initial  sales charge.  For  sales  of B Class  shares,  the  amount  paid  to  your  financial professional is 4.00% of the amount  invested.  If you redeem your shares within six years of purchase  date,  you will pay a  contingent  deferred  sales charge
(CDSC) as set forth  below.  The  purpose  of the CDSC is to permit  the  fund's distributor  to recoup all or a portion  of the  up-front  payment  made to your financial professional. There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

REDEMPTION DURING                   CDSC AS A % OF ORIGINAL PURCHASE PRICE
-----------------                   ---------------------------------------
1st year                            5.00%
2nd year                            4.00%
3rd year                            3.00%
4th year                            3.00%
5th year                            2.00%
6th year                            1.00%
After 6th year                      None

B Class shares (which carry a 1.00% 12b-1 fee) will  automatically  convert to A
Class  shares  (which  carry a 0.25%  12b-1 fee) in the month of the  eight-year anniversary of the purchase date.

C CLASS

C Class  shares  are sold at their net asset  value  without  an  initial  sales charge.  For  sales  of C Class  shares,  the  amount  paid  to  your  financial professional is 1.00% of the amount  invested.  If you redeem your shares within
12 months of  purchase,  you will pay a CDSC of 1.00% of the  original  purchase price or the current market value at redemption,  whichever is less. The purpose of the CDSC is to permit  the fund's  distributor  to recoup all or a portion of the up-front payment made to your financial professional.

The CDSC  will  not be  charged  on  shares  acquired  through  reinvestment  of dividends or distributions or increases in the net asset value of shares.

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE (CDSC)

To minimize the amount of the CDSC you may pay when you redeem shares,  each New
AC Fund will first redeem  shares  acquired  through  reinvested  dividends  and capital gain  distributions,  which are not subject to a CDSC.  Shares that have been in your  account  long  enough  that  they  are not  subject  to a CDSC are redeemed next. For any remaining  redemption amount,  shares will be sold in the order they were purchased (earliest to latest).

CDSC WAIVERS

Any applicable CDSC may be waived in the following cases:

     o    redemptions   through   systematic   withdrawal  plans  not  exceeding
          annually:

          o    12% of the lesser of the original purchase cost or current market value for A Class shares

          o    12% of the original purchase cost for B Class shares

          o    12% of the lesser of the original purchase cost or current market value for C Class shares

     o    distributions  from IRAs due to  attainment  of age 59 1/2 for A Class shares and for C Class shares

     o    required minimum  distributions from retirement accounts upon reaching age 70 1/2

     o    tax-free returns of excess contributions to IRAs

     o    redemptions due to death or post-purchase disability

     o    exchanges,  unless the shares acquired by exchange are redeemed within the original CDSC period

     o    IRA  Rollovers  from  any  American  Century  Advisor  Fund  held in a qualified  retirement plan, for A Class shares only o if no broker was compensated for the sale

REINSTATEMENT PRIVILEGE

Within 90 days of a redemption of any A or B Class shares,  you may reinvest all of the  redemption  proceeds in A Class shares of any American  Century  Advisor
Fund at the then-current net asset value without paying an initial sales charge.
Any CDSC  you paid on an A Class  redemption  that you are  reinvesting  will be credited to your account. You or your financial professional must notify the New
AC Fund's  transfer  agent in  writing at the time of the  reinvestment  to take advantage of this privilege, and you may use it only once.

EXCHANGING SHARES

You may  exchange  shares  of a fund for  shares  of the same  class of  another
American  Century  Advisor Fund without a sales charge if you meet the following criteria:

     o    The exchange is for a minimum of $100

     o    For an exchange  that opens a new account,  the amount of the exchange must meet or exceed the minimum account size  requirement for the fund receiving the exchange

For  purposes  of  computing  any  applicable  CDSC on  shares  that  have  been exchanged,  the  holding  period  will begin as of the date of  purchase  of the original fund owned.  Exchanges  from a money market fund are subject to a sales charge on the fund being  purchased,  unless the money  market  fund shares were acquired  by  exchange  from a fund with a sales  charge or by  reinvestment  of dividends or capital gains distributions.

Investor Class, Institutional Class and R Class shares of AC International Value
Fund may be subject to a 2% redemption fee if they are exchanged  within 60 days of such purchase.

EXCHANGES BETWEEN FUNDS (C CLASS)

You may  exchange  C Class  shares  of a fund for C Class  shares  of any  other
American Century fund. You may not exchange from the C Class to any other class.
We will not charge a Contingent  Deferred  Sales Charge (CDSC) on the shares you exchange,  regardless  of the  length of time you have owned  them.  When you do redeem shares that have been  exchanged,  the CDSC will be based on the date you purchased the original shares.

BUYING AND SELLING SHARES

Your ability to purchase,  exchange, redeem and transfer shares will be affected by the policies of the  financial  intermediary  through  which you do business.
Some policy differences may include:

     o    minimum investment requirements

     o    exchange policies

     o    fund choices

     o    cutoff time for investments

     o    trading restrictions

In addition,  your financial  intermediary  may charge a transaction fee for the purchase or sale of fund shares.  Those  charges are  retained by the  financial intermediary and are not shared with American Century or the New AC Fund. Please contact your financial  intermediary or plan sponsor for a complete  description of its policies.  Copies of each New AC Fund's annual report,  semiannual report and statement of  additional  information  are  obtainable  from your  financial intermediary or plan sponsor when they become effective and available.

Each New AC Fund has  authorized  certain  financial  intermediaries  to  accept orders on the Fund's behalf.  American Century has selling agreements with these financial  intermediaries requiring them to track the time investment orders are received and to comply with procedures  relating to the  transmission of orders.
Orders  must be  received  by the  financial  intermediary  on the New AC Fund's behalf  before the time the net asset  value is  determined  in order to receive that day's share price. If those orders are transmitted to American  Century and paid for in accordance  with the selling  agreement,  they will be priced at the net asset  value next  determined  after your  request is  received  in the form required by the financial intermediary.

See ADDITIONAL  POLICIES  AFFECTING YOUR INVESTMENT for more  information  about investing with us.

                  ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum initial investment amounts for each New AC Fund, other than AC  Long-Term  Tax-Free  Fund,  are $2,000 for a Coverdell  Education
Savings Account (CESA),  and $2,500 for all other accounts.  To open an account, the minimum initial  investment amount for AC Long-Term Tax-Free Fund is $5,000.
AC Long-Term Tax-Free Fund is not available for retirement plans.

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The  Institutional  Class  shares  are  made  available  for  purchase  by large
institutional  shareholders  such  as  bank  trust  departments,   corporations,
retirement plans, endowments,  foundations and financial advisors that meet each
New AC Fund's minimum investment  requirements.  Institutional  Class shares are not  available  for purchase by  insurance  companies  for variable  annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum initial  investment  amount is $5 million ($3 million for endowments and  foundations)  per New AC Fund.  If you invest  with us through a  financial intermediary,  this  requirement  may  be  met if  your  financial  intermediary aggregates your  investments with those of other clients into a single group, or omnibus,  account that meets the minimum. The minimum investment requirement may be waived if you,  or your  financial  intermediary  invest  through  an omnibus account,  have an aggregate  investment in our family of funds of $10 million or more ($5  million  for  endowments  and  foundations).  In  addition,  financial intermediaries  or plan  recordkeepers  may  require  retirement  plans  to meet certain  other  conditions,  such as plan size or a minimum  level of assets per participant, in order to be eligible to purchase Institutional Class shares.

REDEMPTIONS

AC  International  Value Fund Investor  Class,  Institutional  Class and R Class
shares may be subject to a 2% redemption  fee if they are sold within 60 days of purchase.  Therefore, if you redeem AC International Value Fund shares within 60 days of their purchase,  you will receive 98% of their value at redemption.  The remaining  2% is  retained  by AC  International  Value  Fund  and  helps  cover transaction costs that long-term  investors may bear when AC International Value
Fund sells securities to meet investor redemptions. This fee is intended to help prevent abusive trading practices,  such as excessive  short-term  trading.  See
ABUSIVE  TRADING  PRACTICES,  page  II-45.  However,  not  all of the  financial intermediaries who offer AC International Value Fund are currently able to track and charge the redemption fee.  American Century is working with those providers to combat abusive trading and  encouraging  them to develop systems to track the redemption fee and otherwise employ tactics to combat abusive trading practices.

The  redemption  fee  does not  apply  to AC  International  Value  Fund  shares purchased  through  reinvested  distributions  (dividends and capital gains). AC
International Value Fund may not charge the redemption fee in certain situations deemed appropriate by American Century, including where the capability to charge the fee does not exist or is  impractical  and/or other systems to deter abusive trading practices are in place.

If you sell your B or C Class or, in  certain  cases,  A Class  shares  within a certain  time after their  purchase,  you will pay a sales  charge the amount of which is  contingent  upon the  amount  of time you have held  your  shares,  as described above.

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

     A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

However,  we reserve the right to delay  delivery of  redemption  proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release  redemption  proceeds from those  shares,  unless you  provide  us with  satisfactory  proof that your purchase  funds have  cleared.  Investments  by wire  generally  require  only a one-day  holding  period.  If you change your  address,  we may require that any redemption  request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information,  we may impose a 15-day  holding  period before we will transfer or wire  redemption  proceeds  to  your  bank.  Please  remember,  if  you  request redemptions  by wire, $10 will be deducted from the amount  redeemed.  Your bank also may charge a fee.

In addition,  we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If,  during any 90-day  period,  you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve  the right to pay part or all of the  redemption  proceeds  in excess of this amount in readily  marketable  securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value  these  securities  in the same manner as we do in  computing  the fund's net asset value. We may provide these  securities in lieu of cash without prior  notice.  Also,  if  payment  is made in  securities,  you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your  redemption  would  exceed  this limit and you would like to avoid being paid in  securities,  please  provide us with an  unconditional  instruction  to redeem at least 15 days prior to the date on which the redemption transaction is to occur.  The instruction must specify the dollar amount or number of shares to be redeemed and the date of the  transaction.  This  minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account  balance falls below the minimum initial  investment  amount for any reason other than as a result of market fluctuation,  we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline,  American
Century  reserves  the right to redeem  the shares in the  account  and send the proceeds to your address of record. Please note that you may incur tax liability as a result of the redemption.  For  Institutional  Class shares, we reserve the right to convert  your shares to  Investor  Class  shares of the same fund.  The
Investor  Class shares have a unified  management  fee that is 0.20% higher than the Institutional  Class. Please note that shares of AC International Value Fund
Investor Class,  Institutional  Class and R Class redeemed in this manner may be subject  to a 2%  redemption  fee if held less  than 60 days.  A, B, and C Class shares  redeemed  in this  manner may be subject to a sales  charge if held less than the applicable time period. You also may incur tax liability as a result of the redemption.

SIGNATURE GUARANTEES

A signature guarantee - which is different from a notarized signature - is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions.

     o    You have chosen to conduct  business in writing only and would like to redeem over $100,000.

     o    Your  redemption or  distribution  check,  Check-A-Month  or automatic redemption is made payable to someone other than the account owners.

     o    Your redemption proceeds or distribution amount is sent by EFT (ACH or wire) to a destination other than your personal bank account.

     o    You are transferring ownership of an account over $100,000.

     o    You change your address and request a redemption  over $100,000 within
          15 days.

     o    You change your bank  information  and request a redemption  within 15 days.

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. Each New AC Fund  reserves the right to suspend the offering of shares for a period of time and to reject any  specific  investment  (including a purchase by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

Short-term  trading and other so-called  market timing practices are not defined or  explicitly  prohibited  by any  federal  or state law.  However,  short-term trading and other abusive  trading  practices may disrupt  portfolio  management strategies and harm fund  performance.  If the  cumulative  amount of short-term trading  activity is significant  relative to a fund's net assets,  the fund may incur  trading  costs that are higher than  necessary  as  securities  are first purchased  then quickly sold to meet the redemption  request.  In such case, the fund's  performance could be negatively  impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially  harmful effects of abusive trading  practices,  each
New AC  Fund's  Board of  Directors/Trustees  has  approved  American  Century's abusive  trading  policies  and  procedures,  which are  designed  to reduce the frequency  and effect of these  activities  in our  funds.  These  policies  and procedures include monitoring trading activity, imposing trading restrictions on certain  accounts,  imposing  redemption  fees on certain funds,  and using fair value  pricing when current  market prices are not readily  available.  Although these efforts are designed to discourage abusive trading practices,  they cannot eliminate the possibility that such activity will occur.  American Century seeks to exercise its judgment in implementing  these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American  Century uses a variety of techniques to monitor for and detect abusive trading practices.  These techniques may vary depending on the type of fund, the class of shares or whether  the  shares are held  directly  or  indirectly  with
American  Century.  They may change from time to time as  determined by American
Century  in its  sole  discretion.  To  minimize  harm to the  funds  and  their shareholders,  we reserve  the right to reject  any  purchase  order  (including exchanges)  from any  shareholder we believe has a history of abusive trading or whose trading,  in our judgment,  has been or may be disruptive to the funds. In making this judgment,  we may consider  trading done in multiple  accounts under common ownership or control.

Currently,  for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

     o    within seven days of the purchase, or

     o    within 30 days of the purchase, if it happens more than once per year.

To the extent practicable,  we try to use the same approach for defining abusive trading for shares  held  through  financial  intermediaries.  American  Century reserves the right, in its sole discretion,  to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

As a heightened measure for AC International  Value Fund, the Board of Directors
has  approved  the   imposition  of  a  redemption  fee  for  redemption  of  AC
International  Value Fund shares within a specified  number of days of purchase.
See REDEMPTIONS,  page II-43,  for a complete  description of the redemption fee applicable to AC International Value Fund.

In  addition,  American  Century  reserves  the  right to accept  purchases  and exchanges in excess of the trading  restrictions  discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American  Century's  policies do not permit us to enter into  arrangements  with fund shareholders that permit such shareholders to engage in frequent  purchases and redemptions of fund shares. Due to the complexity and subjectivity  involved
in  identifying   abusive  trading   activity  and  the  volume  of  shareholder
transactions  American Century handles,  there can be no assurance that American
Century's  efforts  will  identify all trades or trading  practices  that may be considered  abusive.  In addition,  American Century's ability to monitor trades that are placed by individual  shareholders  within group, or omnibus,  accounts maintained by financial  intermediaries  is severely  limited  because  American
Century  generally  does not have access to the underlying  shareholder  account information.  However,  American  Century  monitors  aggregate  trades placed in omnibus accounts and seeks to work with financial  intermediaries  to discourage
shareholders   from  engaging  in  abusive  trading   practices  and  to  impose
restrictions  on excessive  trades.  There may be  limitations on the ability of financial  intermediaries  to impose  restrictions  on the trading  practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone,  electronic and other instructions are genuine. These procedures include recording telephone calls,  requesting  personalized security codes or other  information,  and sending  confirmation of  transactions.  If we follow these  procedures,  we are not  responsible for any losses that may occur due to unauthorized instructions.  For transactions conducted over the Internet, we recommend  the use of a secure  Internet  browser.  In  addition,  you should verify  the  accuracy  of YOUR  CONFIRMATION  STATEMENTS  IMMEDIATELY  AFTER YOU
RECEIVE THEM.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you  receive  from us, we may deliver a single copy of certain investor documents (such as shareholder  reports and prospectuses) to investors who share an address,  even if accounts are registered under different names. If you prefer to receive multiple copies of these documents  individually addressed,  please call us or your financial professional.  For American Century
Brokerage accounts, please call 1-888-345-2071.

RIGHT TO CHANGE POLICIES

We  reserve  the right to change any stated  investment  requirement,  including those that relate to purchases,  exchanges and  redemptions.  We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.  In addition,  from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

                          SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase,  exchange or redeem at the net asset  value  (NAV) next  determined  after your order is  received  and accepted by the fund's transfer agent, or other financial  intermediary with the authority to accept  orders on the fund's  behalf.  We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock  Exchange  (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including  certain U.S. national  holidays),  we do not calculate the
NAV.  A  fund's  NAV is the  current  value  of the  fund's  assets,  minus  any liabilities, divided by the number of shares outstanding.

Each fund values  portfolio  securities for which market  quotations are readily available at their market price. As a general rule,  equity securities listed on a U.S.  exchange  are valued at the last current  reported  sale price as of the time of  valuation.  Securities  listed on the  NASDAQ  National  Market  System
(Nasdaq) are valued at the Nasdaq Official  Closing Price (NOCP),  as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of  valuation.  Each  fund  may  use  pricing  services  to  assist  in the determination of market value.  Unlisted  securities for which market quotations are  readily  available  are  valued at the last  quoted  sale price or the last quoted ask price, as applicable,  except that debt  obligations  with 60 days or less remaining until maturity may be valued at amortized  cost.  Exchange-traded options,  futures and options on futures are valued at the  settlement  price as determined by the appropriate clearing corporation.

If a fund  determines  that the market  price for a  portfolio  security  is not readily  available or that the valuation  methods mentioned above do not reflect the  security's  fair  value,  such  security  is  valued  at its fair  value as determined in good faith by, or in accordance with  procedures  adopted by, each fund's  board or its  designee  (a process  referred  to as "fair  valuing"  the security). Circumstances that may cause a fund to fair value a security include, but are not limited to:

     o    for funds investing in foreign securities,  if, after the close of the foreign exchange on which a portfolio security is principally  traded, but before the close of the NYSE, an event occurs that may  materially affect the value of the security;

     o    for funds that invest in debt  securities,  a debt  security  has been declared in default; or

     o    trading in a security has been halted during the trading day.

If such  circumstances  occur, the fund will fair value the security if the fair
valuation   would   materially   impact  the  fund's   NAV.   While  fair  value
determinations   involve  judgments  that  are  inherently   subjective,   these
determinations  are made in good faith in accordance with procedures  adopted by the fund's board.

The  effect of using fair  value  determinations  is that the fund's NAV will be based,  to some degree,  on security  valuations  that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of a fund's  assets that are invested in one or more open-end management investment companies that are registered with the SEC (known as registered investment companies,  or RICs), the fund's NAV will be calculated based upon the NAVs of such RICs.  These RICs are required by law to explain the circumstances  under  which they will use fair value  pricing and the effects of using fair value pricing in their prospectuses.

Securities  and other  assets  quoted in foreign  currencies  are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities  in foreign  markets may not take place every day the NYSE is open.  Also,  trading in some foreign markets and on some electronic  trading networks  may take  place  on  weekends  or  holidays  when a fund's  NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require a fund to make  distributions  to its  shareholders  in order  to  qualify  as a  "regulated  investment  company."  Qualification  as a regulated investment company means that a fund should not be subject to state or federal income tax on amounts distributed.  The distributions  generally consist of dividends and interest  received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.  CAPITAL GAINS are increases in the values of  capital  assets,  such as stock,  from the time the assets are purchased.

Each of  AC-MS  Small  Cap  Growth  Fund,  AC-MS  Mid  Cap  Growth  Fund  and AC
International  Value  Fund  generally  pays  distributions  from net  income and capital gains, if any, once a year in December.  Each of AC-MS Select Bond Fund,
AC-MS  High-Yield  Bond Fund and AC Long-Term  Tax-Free Fund pays  distributions from net income monthly and generally pays  distributions  from realized capital gains,  if any, once a year usually in December.  Each New AC Fund may make more frequent  distributions,  if  necessary,  to comply with  Internal  Revenue Code provisions.

You will participate in fund distributions when they are declared,  starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a  distribution  is  declared,  you will not  receive  that distribution.  If you redeem shares, you will receive any distribution  declared on the  day  you  redeem.  If  you  redeem  all  shares,  we  will  include  any distributions received with your redemption proceeds.

Participants in tax-deferred  retirement plans must reinvest all  distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century  account,  to your bank  electronically,  or to your home  address or to another person or address by check.

                                      TAXES

The tax  consequences  of owning shares of a fund will vary depending on whether you own them through a taxable or tax-deferred  account. Tax consequences result from  distributions by a fund of dividend and interest income it has received or
capital  gains  it  has  generated  through  its  investment   activities.   Tax
consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

TAX-EXEMPT INCOME

Most of the income that AC  Long-Term  Tax-Free  Fund  receives  from  municipal securities  is exempt from regular  federal  income  taxes.  However,  corporate shareholders  should  be  aware  that  distributions  may be  subject  to  state corporate franchise tax.

AC Long-Term  Tax-Free Fund also may purchase private activity bonds. The income from these securities is subject to the federal  alternative minimum tax. If you are subject to the  alternative  minimum  tax,  distributions  from AC Long-Term
Tax-Free Fund that  represent  income  derived from private  activity  bonds are taxable to you. Consult your tax advisor to determine whether you are subject to the alternative minimum tax.

TAXABLE INCOME

AC Long-Term  Tax-Free Fund's  investment  performance  also is based on sources other than  income  from  municipal  securities.  These  investment  performance sources,  while not the  primary  source of fund  distributions,  will  generate taxable income to you. Some of these investment performance sources are:

     o    MARKET  DISCOUNT  PURCHASES.  AC  Long-Term  Tax-Free  Fund  may buy a
          tax-exempt  security for a price less than the principal amount of the bond. If the price of the bond  increases  over time, a portion of the gain may be treated as ordinary  income and taxable as ordinary income if it is distributed to shareholders.

     o    CAPITAL  GAINS.  When a  fund  sells  a  security,  even a  tax-exempt municipal security,  it can generate a capital gain or loss, which you must report on your tax return.

     o    TEMPORARY INVESTMENTS.  Some temporary investments, such as securities loans and repurchase agreements, can generate taxable income.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred  account, such as an IRA or a qualified  employer-sponsored  retirement  or savings  plan,  income and capital gains  distributions  usually  will not be subject to current  taxation but will accumulate in your account  under the plan on a  tax-deferred  basis.  Likewise, moving  from one fund to  another  fund  within a plan or  tax-deferred  account generally  will  not  cause  you to be  taxed.  For  information  about  the tax consequences of making purchases or withdrawals through a tax-deferred  account, please consult your plan  administrator,  your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund  shares  through  a  taxable  account,  you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

TAXABILITY OF DISTRIBUTIONS

Fund distributions may consist of income,  such as dividends and interest earned by a fund from its  investments,  or capital gains  generated by a fund from the sale of investment securities. Except in the case of AC Long-Term Tax-Free Fund, distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund,  in which case  distributions  of income are taxed as long-term capital gains. For AC Long-Term Tax-Free Fund,  distributions of income are generally  exempt from regular  federal  income tax.  However,  if distributions  are federally  taxable,  such  distributions may be designated as qualified  dividend  income.  If so, and if you meet a minimum  required holding period  with  respect  to  your  shares  of AC  Long-Term  Tax-Free  Fund,  such distributions are taxed as long-term capital gains.

          * QUALIFIED  DIVIDEND INCOME is a dividend received by a fund from the stock of a domestic or qualifying foreign  corporation,  provided that the fund has held the stock for a required holding period.

For capital gains and for income distributions  designated as qualified dividend income, the following rates apply:

                                        TAX RATE FOR 10%         TAX RATE FOR
TYPE OF DISTRIBUTION                    AND 15% BRACKETS      ALL OTHER BRACKETS
--------------------                    ----------------      ------------------

Short-term capital gains..............  Ordinary Income        Ordinary Income

Long-term capital gains (>1 year)
and Qualified Dividend Income.........         5%                    15%

If a fund's  distributions  exceed its taxable income (or income, in the case of
AC Long-Term  Tax-Free Fund) and capital gains realized during the tax year, all or a  portion  of the  distributions  made by the fund in that tax year  will be considered a return of capital.  A return of capital  distribution  is generally not  subject to tax,  but will  reduce your cost basis in the fund and result in higher realized  capital gains (or lower realized  capital losses) upon the sale of fund shares.

The tax status of any distributions of capital gains is determined by how long a fund held the  underlying  security that was sold, not by how long you have been invested in the fund, or whether you reinvest your  distributions  in additional shares or take them in cash.  For  taxable  accounts,  American  Century or your financial  intermediary will inform you of the tax status of fund  distributions for each calendar year in an annual tax mailing.

Distributions  also may be subject to state and local taxes.  Because everyone's tax  situation is unique,  you may want to consult your tax  professional  about federal, state and local tax consequences.

TAXES ON TRANSACTIONS

Your  redemptions - including  exchanges to other  American  Century funds - are subject to capital  gains tax.  The table above can provide a general  guide for your potential tax liability when selling or exchanging fund shares.  Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares  decrease in value,  their sale or exchange will result in a long-term or short-term  capital loss.  However,  you should note that loss realized upon the sale or  exchange  of shares  held for six  months or less will be  treated as a long-term  capital loss to the extent of any  distribution of long-term  capital gain (and in the case of AC Long-Term  Tax-Free Fund,  will de disallowed to the extent of any  distribution  of tax-exempt  income) to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional  fund shares within 30 days before or after the  redemption may be subject to the wash sale rules of the Internal  Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you  have  not  certified  to us that  your  Social  Security  number  or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable  federal  withholding tax rate on  taxable  dividends,  capital  gains  distributions  and  redemption proceeds.

BUYING A DIVIDEND

Purchasing  fund shares in a taxable  account  shortly before a distribution  is sometimes known as buying a dividend.  In taxable accounts,  you must pay income taxes on the  distribution  whether you reinvest the  distribution or take it in cash. In addition,  you will have to pay taxes on the  distribution  whether the value of your  investment  decreased,  increased  or remained the same after you bought the fund shares.

The risk in buying a dividend  is that a fund's  portfolio  may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a  dividend,  you incur the full tax  liability  of the  distribution period,  but you may not enjoy the full  benefit  of the gains  realized  in the fund's portfolio.

                           MULTIPLE CLASS INFORMATION

With the exception of AC Long-Term  Tax-Free Fund,  American  Century offers six classes of shares of each New AC Fund:  Investor Class,  Institutional  Class, A
Class,  B Class,  C Class and R Class.  American  Century offers five classes of shares of AC Long-Term  Tax-Free Fund:  Investor Class,  Institutional  Class, A
Class, B Class and C Class.

The  classes  have  different   fees,   expenses   and/or   minimum   investment
requirements.  The difference in the fee  structures  between the classes is the result of their separate arrangements for shareholder and distribution services.
It is not the result of any  difference  in advisory or custodial  fees or other expenses  related to the management of the fund's  assets,  which do not vary by class. Different fees and expenses will affect performance.

Except as  described  herein,  all  classes  of shares of a fund have  identical
voting,  dividend,   liquidation  and  other  rights,  preferences,   terms  and
conditions.  The only  differences  among the  classes are (a) each class may be subject to  different  expenses  specific  to that  class;  (b) each class has a different  identifying  designation or name; (c) each class has exclusive voting rights with respect to matters solely  affecting such class;  (d) each class may have different exchange privileges;  (e) the Institutional Class may provide for automatic  conversion  from that class into shares of the Investor  Class of the same fund; and (f) the B Class provides for automatic conversion from that class into shares of the A Class of the same fund after eight years.

SERVICE, DISTRIBUTION AND ADMINISTRATIVE FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses  associated with the distribution of their shares out of fund assets. Each class, except Investor Class and Institutional  Class, offered by this  prospectus  has a 12b-1 plan. The plans provide for each New AC Fund to pay annual fees of 0.25% for A Class, 1.00% for B and C Classes, and 0.50% for R
Class (except in the case of AC Long-Term  Tax-Free Fund) to the distributor for certain ongoing  shareholder and  administrative  services and for  distribution services,  including past distribution  services.  The distributor pays all or a portion  of such fees to the  financial  intermediaries  that  make the  classes available.  Because these fees are used to pay for services that are not related to  prospective  sales of the fund,  each class will  continue to make  payments under its plan even if it is closed to new  investors.  Because  these  fees are paid out of the  fund's  assets on an ongoing  basis,  over time these fees will increase the cost of your  investment  and may cost you more than other types of sales  charges.  The higher fees for B and C Class shares may cost you more over time than paying the initial  sales charge for A Class  shares.  For  additional information about the plans and their terms, see MULTIPLE CLASS STRUCTURE in the
SAI.

Certain  financial   intermediaries  perform  recordkeeping  and  administrative services  for their  clients  that would  otherwise  be  performed  by  American
Century's  transfer  agent.  In some  circumstances,  the advisor  will pay such service providers a fee for performing those services. Also, the advisor and the fund's  distributor may make payments for various  additional  services or other expenses out of their profits or other available  sources.  Such payments may be made for one or more of the following:  (1) distribution services, which include expenses incurred by  intermediaries  for their sales activities with respect to the fund,  such as preparing,  printing and  distributing  sales  literature and advertising  materials  and  compensating  registered  representatives  or other employees  of such  intermediary  for their sales  activities;  (2)  shareholder services,  such as providing  individual and custom investment advisory services to clients of the  intermediary;  and (3)  marketing and  promotional  services, including business planning assistance,  educating personnel about the fund, and sponsorship  of sales  meetings,  which may include  covering costs of providing speakers,  meals and other  entertainment.  The distributor may sponsor seminars and conferences designed to educate  intermediaries about the fund and may cover the expenses  associated  with  attendance at such  meetings,  including  travel costs.  These  payments and  activities  are intended to provide an incentive to intermediaries  to sell the fund by ensuring  that they are  educated  about the fund, and to help such intermediaries  defray costs associated with offering the fund.  The amount of any payments  described by this  paragraph is determined by the  advisor  or the  distributor,  and all  such  amounts  are  paid out of the available assets of the advisor and distributor,  and not by you or the fund. As a result,  the total  expense ratio of the fund will not be affected by any such payments.

                       AMERICAN CENTURY MUTUAL FUNDS, INC.
                        AMERICAN CENTURY INVESTMENT TRUST
                    AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
                AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
                    AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
               AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
                        AMERICAN CENTURY MUNICIPAL TRUST

                                    FORM N-14

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                                January 21, 2006

     This  Statement  of  Additional  Information  (the  "SAI")  relates  to the proposed  reorganization  (each, a "Reorganization") of each of the Mason Street funds (the "Mason Street Funds")  referenced  below,  into the American  Century funds  (the  "American  Century  Funds")  referenced  below,  as set  out in the following table:

MASON STREET FUND:                          CORRESPONDING AMERICAN CENTURY FUND:
-----------------                           -----------------------------------

Mason Street Small Cap Growth Stock Fund    American Century-Mason Street Small Cap Growth Fund
Mason Street Aggressive Growth Stock Fund   American Century-Mason Street Mid Cap Growth Fund
Mason Street Select Bond Fund               American Century-Mason Street Select Bond Fund
Mason Street High Yield Bond Fund           American Century-Mason Street High-Yield Fund
Mason Street Index 500 Stock Fund           American Century Equity Index Fund
Mason Street Large Cap Core Stock Fund      American Century Equity Growth Fund
Mason Street International Equity Fund      American Century International Value Fund
Mason Street Asset Allocation Fund          American Century Strategic Allocation: Moderate Fund
Mason Street Growth Stock Fund              American Century Select Fund
Mason Street Municipal Bond Fund            American Century Long-Term Tax-Free Fund

This SAI contains  information that may be of interest to shareholders  relating to the  Reorganization,  but which is not  included in the Proxy  Statement  and
Prospectus (the "Proxy  Statement and  Prospectus")  dated January 21, 2006, for the Mason Street Funds and the American Century Funds. As described in the Proxy
Statement and Prospectus,  each Reorganization would involve the transfer of the net assets of the Mason Street Fund to the corresponding  American Century Fund, in exchange for shares of the American Century Fund. The Mason Street Fund would distribute the American  Century Fund shares it receives to its  shareholders in complete liquidation of the Mason Street Fund.

     This SAI is not a prospectus,  and should be read in  conjunction  with the
Proxy Statement and Prospectus,  which is incorporated herein by reference. This
SAI and the Proxy  Statement and Prospectus  have been filed with the Securities and  Exchange  Commission.  Copies of the Proxy  Statement  and  Prospectus  are
available  upon  request  and  without  charge by writing to 720 East  Wisconsin
Avenue, Milwaukee, Wisconsin 53202-4792 or by calling 1-888-627-6678.

     The    Securities   and   Exchange    Commission    maintains   a   website
(http://www.sec.gov) that contains the prospectuses and statements of additional information relating to the Mason Street Funds and American Century Equity Index
Fund,   American  Century  Equity  Growth  Fund,   American  Century   Strategic
Allocation:  Moderate  Fund and American  Century  Select Fund,  other  material incorporated by reference and other information regarding the Mason Street Funds and American Century Funds.

I.   Additional Information about the American Century Funds and the Mason Street Funds....................X

                                                American Century   American Century
                            American Century    World Mutual       Investment Trust    American Century
                            Municipal Trust     Funds, Inc.        (High-Yield Bond    Mutual Funds, Inc.
                            (Long-Term          (International     Fund and Select     (Mid Cap Growth and
                            Tax-Free Fund)      Value Fund)         Bond Fund)         Small Cap Growth)
                            ----------------    --------------     ----------------    ---------------------

The Fund's/Funds' History         B-5               B-70                B-131                  B-212

Fund Investment                   B-6               B-70                B-132                  B-213
Guidelines

Fund Investments                  B-8               B-72                B-135                  B-214
and Risks

The Board of                      B-27              B-87                B-166                  B-239
Trustees/Directors and
Management

Service Providers                 B-44              B-105               B-183                  B-258

Brokerage Allocation              B-51              B-112               B-191                  B-265

Information About                 B-51              B-13                B-192                  B-265
Fund Shares

Taxes                             B-62              B-125               B-205                  B-278

Explanation of Fixed-             B-64              B-126               B-207                  B-280
Income Securities Ratings

II.  Financial Statements of the American Century Funds and the Mason Street Funds.........................X

III. Pro Forma Combined Schedule of Investments as of September 30, 2005 (Unaudited).......................X
     a. Equity Index.......................................................................................X
     b. Strategic Allocation: Moderate.....................................................................X

IV.  Pro Forma Combined Statement of Assets and Liabilities as of September 30,  2005 (Unaudited)..........X
     a. Equity Index.......................................................................................X
     b. Strategic Allocation: Moderate.....................................................................X

V.   Pro Forma Combined Statement of Operations for the 12 months ended September 30, 2005 (Unaudited) ....X
     a. Equity Index.......................................................................................X
     b. Strategic Allocation: Moderate.....................................................................X

VI.  Notes to Pro Forma Combined Financial Statements* (Unaudited).........................................X
     a. Equity Index.......................................................................................X
     b. Strategic Allocation: Moderate.....................................................................X

*    The  accompanying  notes are an  integral  part of the pro forma  financial  statements.

             I. ADDITIONAL INFORMATION ABOUT THE MASON STREET FUNDS

                         AND THE AMERICAN CENTURY FUNDS

     FOR THE MASON STREET  FUNDS:  Incorporates  by  reference  the SAI of Mason
Street Funds,  Inc.,  dated July 22, 2005, as supplemented on November 15, 2005, as filed with the Securities and Exchange Commission.

     FOR THE AMERICAN CENTURY FUNDS HAVING EFFECTIVE REGISTRATION  STATEMENTS ON
THE DATE HEREOF:  Incorporates  by  reference:  (i) the SAI of American  Century
Mutual  Funds,  Inc.,  dated July 29,  2005,  (ii) the SAI of  American  Century
Capital  Portfolios Inc., dated July 29, 2005, (iii) the SAI of American Century
Quantitative  Equity Funds,  Inc.,  dated September 30, 2005 and (iv) the SAI of
American Century Strategic Asset  Allocations,  Inc., dated March 31, 2005, each as filed with the Securities and Exchange Commission.

     FOR THE AMERICAN CENTURY FUNDS NOT HAVING EFFECTIVE REGISTRATION STATEMENTS
ON THE DATE HEREOF:  The additional  information  contained below relates to the following  American  Century  Funds  none of which have  effective  Registration
Statements  on the date  hereof:  American  Century  International  Value  Fund,
American  Century  Long-Term  Tax-Free  Fund,  American   Century-Mason   Street
High-Yield Bond Fund, American  Century-Mason  Street Select Bond Fund, American
Century-Mason  Street Small Cap Growth Fund, and American  Century-Mason  Street
Mid Cap  Growth  Fund.  While the  aforementioned  funds do not  currently  have effective  Registration  Statements,  they have each  filed a Form N-1A with the
Securities and Exchange Commission that includes SAIs. The information contained below represents the substance filed of such, but not yet effective SAIs.

AMERICAN CENTURY MUNICIPAL TRUST*

LONG-TERM TAX-FREE FUND

*    PLEASE SEE THE SAI DATED  OCTOBER 1, 2005 FOR  INFORMATION  CONCERNING  THE
     ARIZONA  MUNICIPAL  BOND FUND,  FLORIDA  MUNICIPAL  BOND  FUND,  HIGH-YIELD
     MUNICIPAL FUND, TAX-FREE BOND FUND, AND TAX-FREE MONEY MARKET FUND.

THE FUND'S HISTORY

American Century  Municipal Trust ("ACMT") is a registered  open-end  management investment  company that was organized as a Massachusetts  business trust on May
1, 1984. From then until January 1997, it was known as Benham  Municipal  Income
Trust.

The  Long-Term  Tax Free Fund (the "fund")  described in this  information  is a separate  series  of  ACMT  and  operates  for  many  purposes  as if it were an independent company. It has its own investment objective,  strategy,  management team, assets, and tax identification and stock registration number.

FUND                                   TICKER SYMBOL           INCEPTION DATE
--------------------------------------------------------------------------------
LONG-TERM TAX-FREE FUND
--------------------------------------------------------------------------------
   Investor Class                           x                       x
--------------------------------------------------------------------------------
   Institutional Class                      x                       x
--------------------------------------------------------------------------------
   A Class                                  x                       x
--------------------------------------------------------------------------------
   B Class                                  x                       x
--------------------------------------------------------------------------------
   C Class                                  x                       x
--------------------------------------------------------------------------------

FUND INVESTMENT GUIDELINES

This section  explains the extent to which the fund's advisor,  American Century
Investment Management,  Inc., can use various investment vehicles and strategies in managing the fund's assets.  Descriptions  of the  investment  techniques and risks  associated  with each appear in the section,  INVESTMENT  STRATEGIES  AND
RISKS.  In the  case  of  the  fund's  principal  investment  strategies,  these descriptions  elaborate  upon  discussions  contained in Exhibit II to the Proxy
Statement and Prospectus.

The fund is diversified  as defined in the  Investment  Company Act of 1940 (the
Investment  Company  Act).  Diversified  means that,  with respect to 75% of its total  assets,  the fund will not invest more than 5% of its total assets in the securities  of a single  issuer or own more than 10% of the  outstanding  voting securities of a single issuer (other than the U.S. government).

To meet federal tax  requirements for  qualification  as a regulated  investment company,  the fund  must  limit  its  investments  so that at the  close of each quarter of its taxable year:

(1)  no more than 25% of its total  assets are invested in the  securities  of a single  issuer (other than the U.S.  government  or a regulated  investment company), and

(2)  with  respect to at least 50% of its total  assets,  no more than 5% of its total assets are invested in the  securities of a single issuer (other than the U.S.  government or a regulated  investment company) or it does not own more than 10% of the outstanding voting securities of a single issuer.

In general, within the restrictions outlined here and in Exhibit II to the Proxy
Statement and Prospectus, the portfolio managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

So long as a sufficient  number of  acceptable  securities  are  available,  the portfolio  managers  intend  to keep the fund  fully  invested.  However,  under exceptional  conditions,  the fund may assume a defensive position,  temporarily investing  all or a  substantial  portion of their assets in cash or  short-term securities.

For an explanation of the  securities  ratings  referred to in Exhibit II to the
Proxy  Statement  and  Prospectus  and  this  information,  see  EXPLANATION  OF
FIXED-INCOME SECURITIES RATINGS.

The fund seeks to provide a high level of current  income  exempt  from  federal income  taxes,  consistent  with  preservation  of  capital.  The  fund  invests primarily in a diversified portfolio of investment grade municipal obligations.

Municipal  obligations are debt  obligations  issued by states,  territories and possessions  of the U.S.  and the  District  of  Columbia  and  their  political
subdivisions,   agencies  and  instrumentalities,   or  multistate  agencies  or
authorities,  the  interest  from  which is  exempt  from  federal  income  tax.
Municipal  obligations generally include debt obligations issued to obtain funds for various  public  purposes as well as certain  industrial  development  bonds issued  by  or  on  behalf  of  public  authorities.  The  fund  may  invest  in pre-refunded municipal bonds.

As a  fundamental  investment  policy,  the fund will invest at least 80% of the value of its net assets  (plus any  borrowings  for  investment  purposes)  in a diversified  portfolio of investment-grade  municipal  obligations with interest exempt from  federal  taxes.  The fund is  authorized  to invest in taxable debt securities.  Taxable  debt may  exceed  20% at  times  for  temporary  defensive purposes,  with no maximum percentage.  Up to 20% of the value of the fund's net assets may be invested in lower-rated  securities (below investment  grade). The fund also may invest in securities  that, while not rated, are determined by the investment  advisor to be of  comparable  quality to those rated  securities  in which the fund may invest.

The fund may  invest  up to 20% of the value of its net  assets  in  alternative minimum tax ("AMT") bonds.  AMT bonds are tax-exempt  "private  activity"  bonds issued after August 7, 1986,  whose  proceeds are directed at least in part to a private, for-profit organization. While the income from AMT bonds is exempt from regular  federal  income tax, it is a tax  preference  item for  purposes of the
"alternative  minimum  tax." The  alternative  minimum tax is a special tax that applies to a limited number of taxpayers who have certain  adjustments to income or tax preference items.

CREDIT QUALITY AND MATURITY GUIDELINES

The  fund  invests  at  least  80% of the  value  of its net  assets  (plus  any borrowings for investment purposes) in a portfolio of investment-grade municipal obligations with interest payments exempt from federal taxes. In other words, at least 80% of the fund will be invested in:

o    municipal bonds rated,  when acquired,  within the four highest  categories designated by a rating agency

o    municipal notes (including variable-rate demand obligations) and tax-exempt commercial paper rated,  when acquired,  within the two highest  categories designated by a rating agency

o    unrated obligations judged by the advisor, under the direction of the Board of Trustees, to be of quality comparable to the securities listed above

o    cash or cash equivalents

Up to 20% of the fund's net assets may be  invested  in  securities  rated below
investment   grade   quality  or  junk  bonds.   Many  issuers  of  medium-  and
lower-quality  bonds  choose  not to have  their  obligations  rated and a large portion of the fund's portfolio may consist of obligations  that, when acquired, were not rated.  Unrated  securities  may be less liquid than  comparable  rated securities  and may  involve  the  risk  that  the  portfolio  managers  may not accurately  evaluate the security's  comparative  credit quality.  Analyzing the creditworthiness of issuers of lower-quality,  unrated bonds may be more complex than analyzing the creditworthiness of issuers of higher-quality bonds. The fund also may invest in securities that are in technical or monetary default.

THE FUND'S INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section  describes  investment  vehicles and techniques  that the portfolio managers  can use in  managing  the fund's  assets.  It also  details  the risks associated with each, because each investment vehicle and technique  contributes to the fund overall risk profile.

CONCENTRATION IN TYPES OF MUNICIPAL ACTIVITIES

From time to time, a significant portion of the fund's assets may be invested in municipal obligations that are related to the extent that economic,  business or political developments affecting one of these obligations could affect the other obligations in a similar manner. For example, if the fund invested a significant portion of its assets in utility bonds and a state or federal  government agency
or  legislative  body  promulgated  or  enacted  new  environmental   protection
requirements  for utility  providers,  projects  financed by utility bonds could suffer as a group. Additional financing might be required to comply with the new environmental  requirements,  and  outstanding  debt might be  downgraded in the interim.  Among other  factors  that could  negatively  affect  bonds  issued to finance  similar types of projects are state and federal  legislation  regarding financing  for  municipal  projects,  pending  court  decisions  relating to the validity  or  means  of  financing  municipal  projects,  material  or  manpower shortages  and  declining  demand for  projects  or  facilities  financed by the municipal bonds.

ABOUT THE RISKS AFFECTING PUERTO RICO MUNICIPAL SECURITIES

From time to time, the fund invests in obligations of the commonwealth of Puerto
Rico and its public corporations,  which are exempt from federal, state and city or local income taxes. The majority of the commonwealth's  debt is issued by the major public  agencies  that are  responsible  for many of the  island's  public functions,  such as water,  wastewater,  highways,  electricity,  education  and public  construction.  As of December 31, 2004, public sector debt issued by the commonwealth and its public corporations totaled $35.9 billion.

Since the 1980s, Puerto Rico's economy and financial  operations have paralleled the economic cycles of the United States. The island's economy, particularly the manufacturing sector, has experienced  substantial gains in employment.  Much of these economic gains have been attributable in part to favorable treatment under
Section 936 of the federal  Internal  Revenue Code for U.S.  corporations  doing business in Puerto Rico (see discussion  below).  The number of persons employed in Puerto Rico as of March 2005 was a  seasonally  adjusted  1.225  million,  up approximately  1.6% from the 2004  annual  average  ending  June 30,  2004.  The unemployment rate is still high, however, at 11.2% as of March 2005.

Debt  ratios  for  the   commonwealth  are  high  as  it  assumes  much  of  the
responsibility for local  infrastructure.  Sizable  infrastructure  programs are
ongoing  to  upgrade  the  island's   water,   sewer  and  road   systems.   The
commonwealth's  general  obligation  debt  is  secured  by a  first  lien on all available  revenues.  The  commonwealth  seeks to correlate the growth in public sector debt to the growth of the economic  base  available to service that debt.
However, public sector debt has increased at a greater pace than growth in gross product  over the last few  years.  Between  fiscal  years  2000 and 2004,  debt increased approximately 42.48% while gross product rose approximately 21.4%.

The  current  ratio  of  tax-supported  debt to  aggregate  personal  income  is approximately 57%, about 16 times the average level of the 50 states, and nearly five times as high as the most  heavily  indebted  of the  states.  The ratio is affected by the low levels of income in Puerto Rico (per capita income was 36.5%
of the national average in 2004) and by the large absolute amount of debt.

The  commonwealth  finished  fiscal  year 2004 with an  operating  loss of $70.5 million  (approximately  0.9% of  revenues)  which  resulted  in an ending  cash balance of $108.5 million. Puerto Rico is currently estimating another operating loss for fiscal 2005 of $67.2 million and budgeting  break-even  performance for the fiscal year 2006.

On May 19, 2005,  Moody's  downgraded  the  commonwealth's  outstanding  general obligation  debt rating to "Baa2"  from  "Baa1" and kept the  outlook  negative.
Moody's states the downgrade reflects the commonwealth's  deteriorating  general fund  condition,  a greater  than  expected  decline  in the  commonwealth-owned
Government Development Bank's net liquidity position, and a significant increase in outstanding tax supported debt. On May 24, 2005, Standard & Poor's downgraded the commonwealth's outstanding general obligation debt rating to "BBB" from "A-"
and kept the outlook negative. Standard & Poor's states the downgrade was due to the  commonwealth's  weakening  credit quality caused by a growing  general fund structural imbalance, thin financial reserves, the continual use of nonrecurring revenues,  an increasing  debt burden,  the failure to adopt a financial plan or consensus  on the 2006  budget and the  increasing  burden of the weakly  funded pension program.

As a result of 1995 federal legislation,  tax credits provided by Section 936 of the Internal  Revenue Code are being phased out over a ten-year period ending in tax year  2005.  Section  936 has  offered  an  important  economic  development incentive for Puerto Rico,  providing a particular impetus for the manufacturing sector.  For U.S.  corporations  doing  business  in Puerto  Rico,  Section  936 generally  eliminated the U.S. tax on income related to their island operations.
It granted  these  corporations  tax credits to offset  federal tax liability on earnings  from Puerto Rico  operations  (active  income) and  permitted  them to invest such earnings in qualified  investments  in Puerto Rico (passive  income)
with interest  earned free from U.S.  tax. As a result of the 1996  legislation, the active income  credit has been reduced and is no longer  available to new or expanded  operations in Puerto Rico.  It will also be phased out entirely  after tax year 2005. The passive income credit has already been eliminated entirely.

To offset the loss of the 936 tax credit,  in 1998, the commonwealth  passed the
Tax  Incentives  Law that provided for various tax  reduction/incentives.  While this  law may  promote  development,  it must be  balanced  by the  costs of the development  in terms of lost tax  dollars.  The risk Puerto Rico faces is being too generous with tax incentives,  whereby,  government  revenues are negatively impacted by development incentives.

Another  long-term issue, with broad  implications for the commonwealth,  is the question of political  status - specifically,  the potential for a transition to statehood,  as  contemplated  by proposed  federal  legislation  in 1999 and the subject  of a  non-binding  plebiscite  in Puerto  Rico in  December  1998.  The statehood  option in the 1998  plebiscite  received  the support of 45.6% of the voters, about the same percentage of support in the previous plebiscite in 1993.

A potential  long-term credit concern for Puerto Rico is the impact of eCommerce on tax collections.  The  proliferation of eCommerce  spending could potentially impact  municipal  credit quality since eCommerce  spending is exempt from sales taxes.  The most  vulnerable  bonds would be credits secured solely by sales tax revenues.

An  additional  long  term  risk is the  commonwealth's  dependence  on  capital intensive  manufacturing  industries  which  represent  43% of the island's GDP, especially the pharmaceuticals industry (26% of the island's GDP).

A final  risk  factor  with the  commonwealth  is the large  amount of  unfunded pension liabilities.  The main public pension system is largely underfunded. The funded ratio of the plan is 17% with a total unfunded liability of $9.2 billion.
A measure enacted by the legislature in 1990 is designed to address the solvency of the plan over a 50-year period.

MUNICIPAL NOTES

The fund may  invest in  municipal  notes,  which are  issued by state and local governments or government entities to provide short-term capital or to meet cash flow needs.

Tax  anticipation  notes  (TANs)  are issued in  anticipation  of  seasonal  tax revenues,  such as ad valorem property,  income,  sales, use and business taxes, and are payable from these future taxes. TANs usually are general obligations of the issuer. General obligations are backed by the issuer's full faith and credit based on its  ability  to levy  taxes for the timely  payment  of  interest  and repayment  of  principal,  although  such  levies  may  be  constitutionally  or statutorily limited as to rate or amount.

Revenue  anticipation  notes (RANs) are issued with the expectation that receipt of future revenues,  such as federal revenue sharing or state aid payments, will be used to repay the  notes.  Typically,  these  notes also  constitute  general obligations of the issuer.

Bond  anticipation  notes (BANs) are issued to provide  interim  financing until long-term financing can be arranged.  In most cases, the long-term bonds provide the money for repayment of the notes.

Tax-exempt commercial paper is an obligation with a stated maturity of up to 365 days (most  commonly  ranging from two to 270 days)  issued to finance  seasonal
cash  flow  needs  or  to  provide  short-term   financing  in  anticipation  of
longer-term financing.

Revenue anticipation warrants, or reimbursement warrants, are issued to meet the cash  flow  needs of state  governments  at the end of a fiscal  year and in the early weeks of the  following  fiscal  year.  These  warrants  are payable  from unapplied  money in the state's  General  Fund,  including  the proceeds of RANs issued  following  enactment  of a state  budget or the  proceeds  of  refunding warrants issued by the state.

MUNICIPAL BONDS

Municipal  bonds,  which  generally  have  maturities of more than one year when issued,  are designed to meet longer-term  capital needs.  These securities have two principal classifications: general obligation bonds and revenue bonds.

General  obligation (GO) bonds are issued by states,  counties,  cities,  school districts,  towns and regional  districts to fund a variety of public  projects, including  construction of and improvements to schools,  highways, and water and sewer  systems.  GO bonds are backed by the issuer's full faith and credit based on its ability to levy taxes for the timely payment of interest and repayment of principal,  although such levies may be  constitutionally or statutorily limited as to rate or amount.

Revenue bonds are not backed by an issuer's taxing authority;  rather,  interest and  principal  are  secured by the net  revenues  from a project  or  facility.
Revenue  bonds are issued to finance a variety  of capital  projects,  including construction or refurbishment of utility and waste disposal  systems,  highways, bridges, tunnels, air and seaport facilities, schools and hospitals.

Industrial development bonds (IDBs), a type of revenue bond, are issued by or on behalf of public  authorities to finance privately  operated  facilities.  These bonds  are  used to  finance  business,  manufacturing,  housing,  athletic  and pollution  control  projects,  as well as public facilities such as mass transit systems, air and seaport facilities and parking garages. Payment of interest and repayment of principal on an IDB depend solely on the ability of the  facility's operator to meet financial  obligations,  and on the pledge, if any, of the real or personal property financed. The interest earned on IDBs may be subject to the federal alternative minimum tax.

VARIABLE- AND FLOATING-RATE OBLIGATIONS

Variable- and floating-rate  demand  obligations  (VRDOs and FRDOs) carry rights that  permit  holders to demand  payment of the unpaid  principal  plus  accrued interest,  from the  issuers  or from  financial  intermediaries.  Floating-rate securities,  or floaters,  have interest  rates that change  whenever there is a change in a  designated  base  rate.  Variable-rate  instruments  provide  for a specified, periodic adjustment in the interest rate, which typically is based on an index.  These rate  formulas are designed to result in a market value for the
VRDO or FRDO that approximates par value.

OBLIGATIONS WITH TERM PUTS ATTACHED

The  fund may  invest  in  fixed-rate  bonds  subject  to  third-party  puts and participation  interests  in such  bonds  that  are  held by a bank in  trust or otherwise,  which have tender options or demand features attached.  These tender options or demand  features permit the fund to tender (or put) their bonds to an institution at periodic  intervals and to receive the principal  amount thereof.
The portfolio  managers  expect that the fund will pay more for securities  with puts attached than for securities without these liquidity features.

Some  obligations with term puts attached may be issued by  municipalities.  The portfolio  managers may buy securities with puts attached to keep the fund fully
invested  in  municipal   securities  while  maintaining   sufficient  portfolio
liquidity to meet redemption requests or to facilitate  management of the fund's investments. To ensure that the interest on municipal securities subject to puts is  tax-exempt  to the  fund,  the  advisor  limits  the  fund's  use of puts in accordance with applicable  interpretations  and rulings of the Internal Revenue
Service (IRS).

Because it is difficult to evaluate the  likelihood of exercise or the potential benefit of a put,  puts  normally  will be  determined  to have a value of zero, regardless of whether any direct or indirect consideration is paid. Accordingly, puts,  as separate  securities,  are not expected to affect the fund's  weighted average maturities. When the fund has paid for a put, the cost will be reflected as unrealized  depreciation on the underlying security for the period the put is held.  Any gain on the sale of the  underlying  security  will be reduced by the cost of the put.

There is a risk that the seller of an obligation with a put attached will not be able to repurchase the underlying  obligation  when (or if) the fund attempts to exercise the put. To minimize  such risks,  the fund will  purchase  obligations with puts attached only from sellers  deemed  creditworthy  by the advisor under the direction of the Board of Trustees.

TENDER OPTION BONDS

Tender option bonds (TOBs) were created to increase the supply of  high-quality, short-term tax-exempt  obligations,  and thus they are of particular interest to money market funds. The fund may purchase these instruments.

TOBs are created by municipal  bond dealers who purchase  long-term,  tax-exempt bonds place the certificates in trusts,  and sell interests in ACMT with puts or other  liquidity  guarantees  attached.  The  credit  quality  of the  resulting synthetic short-term instrument is based on the put provider's short-term rating and the underlying bond's long-term rating.

There is some risk  that a  remarketing  agent  will  renege on a tender  option agreement if the underlying bond is downgraded or defaults. Because of this, the portfolio managers monitor the credit quality of bonds underlying the fund's TOB holdings and intend to sell or put back any TOB if the ratings on the underlying bond fall below the requirements under Rule 2a-7.

The  portfolio  managers  also take steps to minimize the risk that the fund may realize  taxable  income as a result of holding  TOBs.  These  steps may include consideration  of (1) legal opinions  relating to the  tax-exempt  status of the underlying  municipal bonds, (2) legal opinions relating to the tax ownership of the underlying  bonds, and (3) other elements of the structure that could result in  taxable  income or other  adverse  tax  consequences.  After  purchase,  the portfolio  managers  monitor  factors  related to the  tax-exempt  status of the fund's TOB holdings in order to minimize the risk of generating taxable income.

WHEN-ISSUED AND FORWARD COMMITMENT AGREEMENTS

The fund may engage in municipal  securities  transactions  on a when-issued  or forward commitment basis in which the transaction price and yield are each fixed at the time the  commitment is made,  but payment and delivery occur at a future date.

For example, the fund may sell a security and at the same time make a commitment to purchase  the same or a  comparable  security at a future date and  specified price. Conversely,  the fund may purchase a security and at the same time make a commitment  to sell  the same or a  comparable  security  at a  future  date and specified price. These types of transactions are executed simultaneously in what are  known as  dollar-rolls,  buy/sell  back  transactions,  cash-and-carry,  or financing  transactions.  For example,  a  broker-dealer  may seek to purchase a particular  security that the fund owns. The fund will sell that security to the broker-dealer and simultaneously  enter into a forward  commitment  agreement to buy it back at a future date. This type of transaction  generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing  securities on a when-issued or forward  commitment  basis,  the fund assumes the rights and risks of ownership, including the risks of price and yield  fluctuations.  Market rates of interest on debt securities at the time of delivery  may be higher or lower than those  contracted  for on the  when-issued security. Accordingly, the value of that security may decline prior to delivery, which could result in a loss to the fund.  While the fund will make  commitments to purchase or sell  securities  with the  intention  of actually  receiving  or delivering them, it may sell the securities  before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing  securities on a when-issued or forward commitment basis, the fund will segregate cash, cash equivalents or other appropriate  liquid securities on its records in an amount  sufficient to meet the purchase  price.  When the time comes to pay for the when-issued securities,  the fund will meet its obligations with available cash,  through the sale of securities,  or, although it would not normally  expect to do so, by  selling  the  when-issued  securities  themselves
(which  may  have a  market  value  greater  or less  than  the  fund's  payment obligation).  Selling  securities  to meet  when-issued  or  forward  commitment obligations may generate taxable capital gains or losses.

As an  operating  policy,  the fund will not  commit  more than 50% of its total assets to when-issued or forward commitment  agreements.  If fluctuations in the value of  securities  held cause more than 50% of the fund's  total assets to be committed  under  when-issued or forward  commitment  agreements,  the portfolio managers  need not  sell  such  agreements,  but they  will be  restricted  from entering into further  agreements on behalf of the fund until the  percentage of assets committed to such agreements is below 50% of total assets.

MUNICIPAL LEASE OBLIGATIONS

The fund may invest in municipal lease obligations. These obligations, which may take  the  form of a lease,  an  installment  purchase,  or a  conditional  sale contract,  are issued by state and local  governments and authorities to acquire land and a wide variety of equipment and  facilities.  Generally,  the fund will not hold such obligations directly as a lessor of the property but will purchase a participation  interest in a municipal  lease  obligation from a bank or other third party.

Municipal  leases  frequently  carry risks distinct from those  associated  with general  obligation  or revenue  bonds.  State  constitutions  and  statutes set requirements that states and  municipalities  must meet to incur debt. These may include  voter  referenda,  interest  rate limits or public  sale  requirements.
Leases,  installment  purchases or conditional  sale contracts  (which  normally provide for title to the leased  asset to pass to the  government  issuer)  have evolved  as a way for  government  issuers  to acquire  property  and  equipment without meeting  constitutional  and statutory  requirements for the issuance of debt.

Many leases and contracts include  nonappropriation  clauses, which provide that the  governmental  issuer has no  obligation to make future  payments  under the lease  or  contract  unless  money is  appropriated  for  such  purposes  by the appropriate  legislative  body on a yearly or other  periodic  basis.  Municipal
lease   obligations  also  may  be  subject  to  abatement  risk.  For  example, construction  delays or  destruction of a facility as a result of an uninsurable disaster  that  prevents  occupancy  could result in all or a portion of a lease payment not being made.

INVERSE FLOATERS

The fund may hold inverse  floaters.  An inverse floater is a type of derivative security  that bears an interest  rate that moves  inversely to market  interest rates. As market interest rates rise, the interest rate on inverse floaters goes down, and vice versa. Generally, this is accomplished by expressing the interest rate on the inverse floater as an above-market  fixed rate of interest,  reduced by an amount determined by reference to a market-based or bond-specific floating interest rate (as well as by any fees associated with  administering the inverse floater program).

Inverse  floaters  may be issued in  conjunction  with an equal  amount of Dutch
Auction  floating-rate bonds (floaters),  or a market-based index may be used to set the interest rate on these securities.  A Dutch Auction is an auction system in which  the  price  of the  security  is  gradually  lowered  until it meets a responsive  bid and is sold.  Floaters  and inverse  floaters  may be brought to market by (1) a broker-dealer who purchases  fixed-rate bonds and places them in a trust  or (2) an  issuer  seeking  to  reduce  interest  expenses  by  using a floater/inverse floater structure in lieu of fixed-rate bonds.

In the case of a broker-dealer  structured offering (where underlying fixed-rate bonds have been placed in a trust),  distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:

o    Floater holders receive interest based on rates set at a six-month interval or at a Dutch Auction, which is typically held every 28 to 35 days. Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the  floaters,  and the interest rate is set just high enough to ensure that all of the floaters are sold.

o    Inverse floater  holders receive all of the interest that remains,  if any, on the underlying  bonds after floater  interest and auction fees are paid.
     The interest rates on inverse floaters may be significantly  reduced,  even to zero, if interest rates rise.

Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are  comparable,  although the interest paid on the inverse  floaters is based on a presumed coupon rate that would have been required to bring  fixed-rate  bonds to market at the time the floaters and inverse floaters were issued.

Where inverse floaters are issued in conjunction with floaters,  inverse floater holders may be given the right to acquire the underlying  security (or to create a fixed-rate  bond) by calling an equal amount of  corresponding  floaters.  The underlying security may then be held or sold. However, typically, there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.

Floater holders subject to a Dutch Auction  procedure  generally do not have the right to "put back"  their  interests  to the issuer or to a third  party.  If a
Dutch  Auction  fails,  the floater  holder may be required to hold its position until the underlying bond matures,  during which time interest on the floater is capped at a predetermined rate.

The  secondary  market for  floaters and inverse  floaters  may be limited.  The market value of inverse  floaters tends to be  significantly  more volatile than fixed-rate bonds.

LOWER-QUALITY BONDS

As indicated in Exhibit II to the Proxy Statement and Prospectus,  an investment in the fund carries  greater risk than an  investment in the other funds because these the fund may invest in  lower-rated  bonds and unrated bonds judged by the advisor to be of comparable quality (collectively, lower-quality bonds).

While the market  values of  higher-quality  bonds tend to  correspond to market interest rate changes,  the market values of lower-quality bonds tend to reflect the  financial  condition  of their  issuers.  The  ability of an issuer to make payment could be affected by litigation,  legislation or other political events, or  the  bankruptcy  of the  issuer.  Lower-quality  municipal  bonds  are  more susceptible to these risks than  higher-quality  municipal  bonds.  In addition, lower-quality bonds may be unsecured or subordinated to other obligations of the issuer.

Projects financed through the issuance of lower-quality bonds often carry higher levels of risk.  The  issuer's  ability to service its debt  obligations  may be adversely  affected  by  an  economic  downturn,  weaker-than-expected  economic development,  a period of rising interest rates, the issuer's  inability to meet projected  revenue  forecasts,  a  higher  level of  debt,  or a lack of  needed additional financing.

The market for  lower-quality  bonds  tends to be  concentrated  among a smaller number of dealers than the market for  higher-quality  bonds. This market may be dominated by dealers and institutions  (including mutual funds),  rather than by individuals.  To the extent that a secondary  trading  market for  lower-quality bonds exists, it may not be as liquid as the secondary market for higher-quality bonds.  Limited  liquidity in the secondary  market may adversely  affect market prices and hinder the advisor's  ability to dispose of particular  bonds when it determines  that  it is in the  best  interest  of the  fund  to do so.  Reduced liquidity also may hinder the advisor's  ability to obtain market quotations for purposes of valuing the fund's portfolio and determining its net asset value.

The  advisor  continually   monitors  securities  to  determine  their  relative
liquidity.

The fund may incur expenses in excess of its ordinary  operating  expenses if it becomes  necessary  to  seek  recovery  on  a  defaulted  bond,  particularly  a lower-quality bond.

REPURCHASE AGREEMENTS

The fund may invest in  repurchase  agreements  when they present an  attractive short-term  return on cash that is not  otherwise  committed  to the purchase of securities pursuant to the investment policies of the fund.

A  repurchase  agreement  occurs  when,  at  the  time  the  fund  purchases  an interest-bearing  obligation,  the seller (a bank or a broker-dealer  registered under the Securities  Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon  price.  The  repurchase  price reflects an agreed-upon  interest  rate during the time the fund's  money is invested in the security.

Because  the  security  purchased  constitutes  collateral  for  the  repurchase obligation,  a repurchase  agreement can be considered a loan  collateralized by the  security  purchased.  The fund's  risk is the  seller's  ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in  disposing  of the  collateral,  which would  reduce the amount realized  thereon.  If the seller seeks relief under the bankruptcy laws, the  disposition of the collateral may be delayed or limited.  To the extent the value of the security decreases, the fund could experience a loss.

The fund will limit repurchase  agreement  transactions to securities  issued by the U.S. government and its agencies and instrumentalities,  and will enter into such  transactions  with  those  banks and  securities  dealers  who are  deemed creditworthy by the fund's advisor.

Repurchase  agreements  maturing in more than seven days would count  toward the fund's 15% limit on illiquid securities.

SHORT-TERM SECURITIES

In order to meet anticipated  redemptions,  anticipated  purchases of additional securities for the fund's portfolio,  or, in some cases, for temporary defensive purposes,  the fund may invest a portion of its assets in money market and other short-term securities.

Examples of those securities include:

o    Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities

o    Commercial Paper

o    Certificates of Deposit and Euro Dollar Certificates of Deposit

o    Bankers' Acceptances

o    Short-term notes, bonds, debentures or other debt instruments

o    Repurchase agreements

o    Money market funds

Under the  Investment  Company Act, the fund's  investment  in other  investment companies  currently  is limited to (a) 3% of the total  voting stock of any one investment  company;  (b) 5% of the fund's  total assets with respect to any one investment company; and (c) 10% of a fund's total assets in the aggregate. These investments  may  include  investments  in money  market  funds  managed  by the advisor.  Any  investments  in money  market funds must be  consistent  with the investment policies and restrictions of the fund.

STRUCTURED AND DERIVATIVE SECURITIES

To the extent permitted by its investment objectives and policies,  the fund may invest in structured  securities and securities that are commonly referred to as derivative securities.

Structured  investments  involve the transfer of specified financial assets to a special  purpose entity,  generally a trust, or the deposit of financial  assets with a custodian,  and the issuance of securities or depositary  receipts backed by, or representing interests in, those assets.

Structured  investments  are  traded  over the  counter  in the same  manner  as traditional  municipal securities.  The cash flow on the underlying  instruments may be  apportioned  among  the newly  issued  structured  securities  to create
securities   with  different   investment   characteristics,   such  as  varying
maturities,  payment  priorities,   interest  rate  provisions,  and  prepayment
characteristics, and the extent of such payments made with respect to structured securities  is  dependent  on the  extent  of the  cash  flow on the  underlying instruments.  If the structured  security  involves no credit  enhancement,  its credit risk generally will be equivalent to that of the underlying instruments.

Structured  investments  include,  for example,  single family and  multi-family
residential    mortgage-backed   securities   and   commercial   mortgage-backed
securities.  Structured  investments may also include securities backed by other types of collateral.

A derivative security is a financial arrangement the value of which is based on, or derived from,  the  performance of certain  underlying  assets or benchmarks, such as interest rates, indices or other financial or non-financial  indicators.
The value of these  securities,  and hence their total  return,  is  typically a function  of the  price  movement  of the  underlying  asset or  changes  in the underlying benchmark.

There are many different types of derivative  securities and many different ways to use them.  Futures and  options are  commonly  used for  traditional  hedging purposes to attempt to protect the fund from exposure to changing interest rates or securities prices,  and for cash management  purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

There  is a range  of  risks  associated  with  investments  in  structured  and derivative securities, including:

o    the risk that the underlying security, interest rate, market index or other financial  asset  will not move in the  direction  the  portfolio  managers anticipate;

o    the  possibility  that  there may be no  liquid  secondary  market,  or the possibility that price  fluctuation  limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

o    the risk that adverse price movements in an instrument can result in a loss substantially greater than the fund's initial investment; and

o    the risk that the issuer of the  structured  or  derivative  security  (the counterparty) will fail to perform its obligations.

In addition,  structured  securities are subject to the risk that the issuers of the  underlying  securities  may be unable or unwilling to repay  principal  and interest (credit risk), and requests by the issuers of the underlying securities to reschedule or  restructure  outstanding  debt and to extend  additional  loan amounts (prepayment risk).

The return on a derivative  security may  increase or decrease,  depending  upon changes  in the  reference  index  or  instrument  to  which  it  relates.  Some derivative  securities are in many respects like any other investment,  although they may be more volatile or less liquid than more traditional debt securities.

The fund may not  invest in a  structured  or  derivative  security  unless  the reference index, the underlying  assets or the instrument to which it relates is an eligible  investment for the fund. For example,  a security whose  underlying value is  linked  to the  price of oil  would  not be a  permissible  investment because the fund may not invest in oil and gas leases or futures.

To manage the risks of investing in structured  and derivative  securities,  the advisor has adopted,  and the fund's Board of Trustees  has  reviewed,  a policy regarding  investments in derivative  securities.  That policy specifies factors that must be considered in connection  with a purchase of derivative  securities and provides,  among other things,  that the fund may not invest in a derivative security  if it  would be  possible  for the fund to lose  more  money  than the notional value of the investment.  The policy also  establishes a committee that must review  certain  proposed  purchases  before the purchases can be made. The fund may not  invest in a  structured  or  derivative  security  if its  credit, interest rate, liquidity, counterparty and other risks associated with ownership of the  security  are outside  acceptable  limits set forth in Exhibit II to the
Proxy Statement and Prospectus.

SINGLE- AND MULTI-FAMILY MORTGAGE-RELATED SECURITIES

A  single-or  multi-family  mortgage-backed  security  represents  an  ownership interest  in a  pool  of  mortgage  loans.  The  loans  are  made  by  financial institutions  or  municipal  agencies  to  finance  home and other  real  estate purchases. As the loans are repaid,  investors receive payments of both interest and principal.

Like  fixed-income  securities  such as  U.S.  Treasury  bonds,  mortgage-backed securities  pay a stated  rate of  interest  during  the  life of the  security.
However,  unlike a bond, which returns principal to the investor in one lump sum at maturity, single- or multi-family mortgage-backed securities return principal to the investor in increments during the life of the security.

Because  the timing and speed of  principal  repayments  vary,  the cash flow on single- or  multi-family  mortgage-backed  securities is irregular.  If mortgage holders  sell their homes,  refinance  their  loans,  prepay their  mortgages or default on their loans, the principal may be distributed pro rata to investors.

As with other  fixed-income  securities,  the prices of single- or  multi-family mortgage-backed  securities  fluctuate in response to changing  interest  rates;
when interest rates fall, the prices of these  securities  rise, and vice versa.
Changing  interest  rates  have  additional   significance  for  mortgage-backed
securities  investors,  however,  because they influence  prepayment  rates (the rates at which mortgage  holders prepay their  mortgages),  which in turn affect
the  yields  on  mortgage-backed   securities.   When  interest  rates  decline,
prepayment  rates  generally  increase.  Mortgage  holders take advantage of the opportunity  to  refinance  their  mortgages  at lower rates with lower  monthly payments.  When  interest  rates rise,  mortgage  holders  are less  inclined to refinance their mortgages. The effect of prepayment activity on yield depends on whether  the  mortgage-backed  security  was  purchased  at a  premium  or  at a discount.

The fund may receive  principal  sooner than it expected  because of accelerated prepayments. Under these circumstances, the fund might have to reinvest returned principal  at rates lower than it would have earned if principal  payments  were made  on  schedule.  Conversely,  a  mortgage-backed  security  may  exceed  its anticipated  life if  prepayment  rates  decelerate  unexpectedly.  Under  these circumstances,  the fund might miss an  opportunity  to earn  interest at higher prevailing rates.

SWAP AGREEMENTS

The fund may invest in swap agreements  consistent with its investment objective and  strategies.  The fund may enter  into a swap  agreement  in order  to,  for example,  attempt to obtain or preserve a particular return or spread at a lower cost than  obtaining  a return  or  spread  through  purchases  and/or  sales of instruments in other markets; protect against currency fluctuations;  attempt to manage  duration to protect  against any increase in the price of securities the fund anticipates purchasing at a later date; or gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party  contracts entered into primarily by institutional investors  for  periods  ranging  from a few weeks to more  than one year.  In a standard  "swap"  transaction,  two parties  agree to  exchange  the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments,  which may be adjusted for an interest  factor.  The gross  returns to be exchanged or  "swapped"  between the parties are  generally calculated with respect to a "notional  amount," i.e., the return on or increase in value of a particular  dollar amount invested at a particular  interest rate, in a particular foreign currency, or in a "basket" of securities  representing a particular index. Forms of swap agreements include,  for example,  interest rate swaps,  under  which  fixed- or  floating-rate  interest  payments on a specific principal  amount are exchanged  and total return  swaps,  under which one party agrees to pay the other the total return of a defined  underlying asset (usually an index,  stock,  bond or defined portfolio of loans and mortgages) in exchange for fee payments,  often a variable stream of cashflows based on LIBOR. The fund may enter into credit default swap  agreements to hedge an existing  position by purchasing or selling credit protection. Credit default swaps enable an investor to buy/sell  protection  against a credit event of a specific issuer. The seller of credit  protection  against a security  or basket of  securities  receives an up-front or periodic payment to compensate  against  potential default event(s).
The fund may enhance returns by selling protection or attempt to mitigate credit
risk  by  buying  protection.   Market  supply  and  demand  factors  may  cause
distortions  between  the cash  securities  market and the credit  default  swap market.

Whether  the fund's use of swap  agreements  will be  successful  depends on the advisor's  ability to predict correctly whether certain types of investments are likely to produce  greater returns than other  investments.  Interest rate swaps could result in losses if interest rate changes are not correctly anticipated by the fund.  Total  return swaps could  result in losses if the  reference  index, security,  or  investments  do not perform as  anticipated  by the fund.  Credit default swaps could result in losses if the fund does not correctly evaluate the creditworthiness  of the  issuer  on which  the  credit  default  swap is based.
Because they are two-party  contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the fund bears the risk of loss of the amount  expected to be received  under a swap agreement  in the  event  of  the  default  or  bankruptcy  of a swap  agreement counterparty.  The fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on the fund by the Internal  Revenue Code may limit the fund's  ability to use swap agreements.  The  swaps  market  is a  relatively  new  market  and  is  largely unregulated.  It is possible that  developments  in the swaps market,  including potential  government  regulation,  could adversely affect the fund's ability to terminate  existing swap  agreements or to realize  amounts to be received under such agreements.

FUTURES AND OPTIONS

The fund may enter  into  futures  contracts,  options  or  options  on  futures contracts.  Futures  contracts provide for the sale by one party and purchase by another party of a specific  security at a specified future time and price. Some futures and options strategies, such as selling futures, buying puts and writing
calls,  hedge  the  fund's  investments   against  price   fluctuations.   Other
strategies,  such as buying  futures,  writing  puts and buying  calls,  tend to increase market exposure. The fund does not use futures and options transactions for speculative purposes.

Although other  techniques may be used to control the fund's  exposure to market fluctuations,  the use of futures  contracts  may be a more  effective  means of hedging this exposure.  While the fund pays brokerage  commissions in connection with opening and closing out futures  positions,  these costs are lower than the
transaction   costs  incurred  in  the  purchase  and  sale  of  the  underlying securities.

Futures  contracts are traded on national futures  exchanges.  Futures exchanges and trading are  regulated  under the  Commodity  Exchange Act by the  Commodity
Futures Trading Commission (CFTC), a U.S. government agency. The fund may engage in futures and options transactions based on securities indices such as the Bond
Buyer Index of Municipal  Bonds,  provided that the  transactions are consistent with the fund's investment  objectives.  The fund also may engage in futures and options transactions based on specific  securities,  such as U.S. Treasury bonds or notes.

Index futures  contracts differ from traditional  futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead,  these contracts settle in cash at the spot market  value of the index.  Although  other types of futures  contracts by their terms call for actual  delivery or acceptance of the underlying  securities,  in most cases the  contracts  are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e.,  buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund  purchases or sells a bond, no price is paid or received by the fund upon the  purchase or sale of the future.  Initially,  the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount.  This amount is known as initial margin.  The margin  deposit is intended to ensure  completion  of the contract  (delivery or acceptance  of the  underlying  security) if it is not  terminated  prior to the specified  delivery  date.  A  margin  deposit  does  not  constitute  a  margin transaction for purposes of the fund's investment restrictions.  Minimum initial margin requirements are established by the futures exchanges and may be revised.
In addition,  brokers may establish margin deposit  requirements that are higher than the exchange  minimums.  Cash held in the margin accounts  generally is not income-producing. However, coupon bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income.  Subsequent  payments to and from the broker,  called variation margin,  will be made on a daily basis as the price of the underlying debt securities or index  fluctuates,  making the future more or less valuable, a process known as marking the contract to market.
Changes in  variation  margin are  recorded by the fund as  unrealized  gains or losses.  At any time prior to  expiration  of the future,  the fund may elect to close the  position by taking an opposite  position.  A final  determination  of variation  margin is then made;  additional  cash is  required  to be paid by or released to the fund and the fund realizes a loss or gain.

RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

Futures  and  options  prices can be  volatile,  and  trading  in these  markets involves  certain  risks.  If  the  portfolio  managers  apply  a  hedge  at  an inappropriate  time or judge  interest  rate  trends  incorrectly,  futures  and options strategies may lower the fund's return.

The fund could suffer losses if it were unable to close out its position because of an illiquid secondary market.  Futures contracts may be closed out only on an exchange that provides a secondary market for these  contracts,  and there is no assurance that a liquid secondary  market will exist for any particular  futures contract at any particular time. Consequently, it may not be possible to close a futures  position  when  the  portfolio  managers  consider  it  appropriate  or desirable to do so. In the event of adverse price  movements,  the fund would be required to continue making daily cash payments to maintain its required margin.
If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin  requirements at a time when the portfolio  managers would not otherwise  elect to do so. In  addition,  the fund may be required to deliver or take  delivery  of  instruments  underlying  futures  contracts  it  holds.  The portfolio  managers will seek to minimize  these risks by limiting the contracts entered into on behalf of the fund to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

The fund could suffer losses if the prices of its futures and options  positions were poorly correlated with its other investments,  or if securities  underlying futures contracts  purchased by the fund had different  maturities than those of the portfolio securities being hedged. Such imperfect  correlation may give rise to circumstances in which the fund loses money on a futures contract at the same time  that it  experiences  a  decline  in the  value  of its  hedged  portfolio securities.  The fund also could lose margin  payments it has  deposited  with a margin broker, if, for example, the broker became bankrupt.

Most  futures  exchanges  limit the amount of  fluctuation  permitted in futures contract  prices during a single  trading day. The daily limit  establishes  the maximum  amount that the price of a futures  contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price  beyond  the  limit.  However,  the  daily  limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily  limit for  several  consecutive  trading  days with little or no trading, thereby  preventing prompt  liquidation of futures positions and subjecting some futures traders to substantial losses.

OPTIONS ON FUTURES

By purchasing an option on a futures  contract,  the fund obtains the right, but not the  obligation,  to sell the futures  contract (a put option) or to buy the contract (a call option) at a fixed strike  price.  The fund can  terminate  its position in a put option by allowing it to expire or by  exercising  the option.
If the  option  is  exercised,  the fund  completes  the sale of the  underlying security at the strike price.  Purchasing  an option on a futures  contract does not require the fund to make margin payments unless the option is exercised.

Although  it does not  currently  intend to do so,  the fund may write (or sell)
call options  that  obligate  them to sell (or deliver) the option's  underlying instrument  upon  exercise of the option.  While the receipt of option  premiums would  mitigate  the  effects  of price  declines,  the fund  would give up some ability to participate in a price  increase on the underlying  security.  If the fund were to engage in options  transactions,  it would own the futures contract at the time a call was  written  and  would  keep the  contract  open  until the obligation to deliver it pursuant to the call expired.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

The fund may enter  into  futures  contracts,  options  or  options  on  futures contracts.

Under the  Commodity  Exchange  Act, the fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed  to initial  margin and option  premiums or (b) for other than hedging purposes,  provided that assets  committed to initial margin and option premiums do not exceed 5% of the fund's total assets.  To the extent required by law, the
fund  will  segregate  cash,  cash  equivalents  or  other  appropriate   liquid
securities on its records in amount  sufficient to cover its  obligations  under the futures contracts and options.

MUNICIPAL BOND INSURERS

Securities  held by the  fund may be (a)  insured  under a  new-issue  insurance policy  obtained by the issuer of the security or (b) insured  under a secondary market  insurance  policy  purchased by the fund or a previous bond holder.  The following paragraphs provide some background on the bond insurance organizations most frequently relied upon for municipal bond insurance in the United States.

Ambac Financial  Group,  Inc.  (AMBAC) is a  Delaware-domiciled  stock insurance corporation.  Ambac Assurance Corporation is a wholly owned subsidiary of AMBAC, a publicly held company. Ambac Assurance Corporation's  claims-paying ability is rated  Aaa/AAA/AAA by Moody's  Investors  Service,  Inc.  (Moody's),  Standard &
Poor's Corporation (S&P) and Fitch, Inc. (Fitch), respectively.

Financial Guaranty Insurance Company (FGIC) is a wholly owned subsidiary of FGIC
Corporation,  a  Delaware  corporation.  FGIC's  claims-paying  ability is rated
Aaa/AAA/AAA by Moody's, S&P and Fitch, respectively.

MBIA Insurance  Corporation (MBIA) is a monoline  insurance company,  which is a wholly owned  subsidiary of MBIA Inc.  organized as a  Connecticut  corporation.
MBIA's  claims-paying  ability is rated  Aaa/AAA/AAA by Moody's,  S&P and Fitch, respectively.

Financial  Security  Assurance  Inc.  (FSA) is a  financial  guaranty  insurance company  operated  in New York,  which  became a  separately  capitalized  Dexia subsidiary in 2000. FSA's claims-paying ability is rated Aaa/AAA/AAA by Moody's,
S&P and Fitch, respectively.

XL Capital Assurance Inc. (XLCA) was formed in 1999 as an indirect, wholly owned
New York-domiciled subsidiary of XL Capital Ltd. XLCA's claims-paying ability is rated Aaa/AAA/AAA by Moody's, S&P and Fitch, respectively.

CDC IXIS  Financial  Guaranty North America (CIFG NA) is a  U.S.-domiciled  bond insurance  company,  which  is a  wholly  owned  subsidiary  of  CIFG,  a France domiciled bond insurance company. CIFG is a subsidiary of CIFG Holding, which in turn is owned by Caisse Nationale des Caisses d'Epargne et de Prevoyance (CNCE).
CNCE's capital is 65% owned by 34 regional  French banks and 35% owned by Caisse des  Depots et  Consignations  (CDC),  a  financial  institution  that  performs public-interest  missions  on behalf of  France's  central,  regional  and local
governments.   CIFG  NA  is  rated  Aaa/AAA/AAA  by  Moody's,   S&P  and  Fitch,
respectively.

Radian Asset  Assurance Inc.  (Radian) is the surviving  entity and name for the former Asset Guaranty. Radian is an operating subsidiary of Radian Group Inc., a
Delaware corporation. Radian's claims-paying ability is rated Aa3/AA/AA.

American  Capital  Access  (ACA) is a  subsidiary  of  American  Capital  Access
Holdings,  Inc. The parent  company  successfully  recapitalized  the company in
2004,  which  resulted  in  changes  to both  the  ownership  structure  and the percentage owned by each existing owner. Bear Stearns Merchant Banking, which is the  private  equity  arm of Bear  Stearns,  is now the  lead  investor.  ACA is currently rated single-A by S&P.

RESTRICTED AND ILLIQUID SECURITIES

The fund may, from time to time,  purchase  restricted  or illiquid  securities,
including  Rule  144A  securities,   when  they  present  attractive  investment
opportunities  that otherwise meet the fund's criteria for selection.  Rule 144A securities  are  securities  that are  privately  placed  with and traded  among qualified  institutional investors rather than the general public. Although Rule
144A securities are considered restricted  securities,  they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
SEC has  taken  the  position  that  the  liquidity  of such  securities  in the portfolio of the fund offering  redeemable  securities is a question of fact for the Board of  Trustees  to  determine,  such  determination  to be based  upon a consideration  of the readily  available  trading  markets and the review of any contractual restrictions.  Accordingly, the Board of Trustees is responsible for developing and  establishing  the guidelines and procedures for  determining the liquidity  of Rule  144A  securities.  As  allowed  by Rule  144A,  the Board of
Trustees of the fund has delegated the day-to-day  function of  determining  the liquidity  of Rule  144A  securities  to the  advisor.  The  board  retains  the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for restricted  securities is generally  limited to certain qualified institutional  investors, the liquidity of such securities may be limited  accordingly and the fund may, from time to time, hold a Rule 144A or other  security  that is illiquid.  In such an event,  the advisor will consider appropriate remedies to minimize the effect on the fund's liquidity.

OTHER INVESTMENT COMPANIES

The fund may invest up to 10% of its total assets in other investment companies, such as mutual funds, provided that the investment is consistent with the fund's investment policies and restrictions.  These investments may include investments in money market funds managed by the advisor.  Under the Investment Company Act, the  fund's  investment  in such  securities,  subject  to  certain  exceptions, currently is limited to:

o    3% of the total voting stock of any one investment company;

o    5% of the fund's total assets with respect to any one  investment  company;
     and

o    10% of the fund's total assets in the aggregate.

Such  purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary  brokers'
commissions.  As a shareholder  of another  investment  company,  the fund would bear,  along  with  other  shareholders,  its  pro  rata  portion  of the  other investment company's expenses,  including advisory fees. These expenses would be in addition to the  management  fee that the fund bears  directly in  connection with its own operations.

The fund may invest in exchange  traded funds (ETFs),  such as Standard & Poor's
Depositary  Receipts  (SPDRs) and the Lehman  Aggregate  Bond ETF, with the same percentage  limitations as investments in registered investment companies.  ETFs are a type of fund bought and sold on a securities exchange.  An ETF trades like common stock and usually represents a fixed portfolio of securities  designed to track the  performance  and dividend  yield of a particular  domestic or foreign market  index.  The fund may purchase an ETF to  temporarily  gain exposure to a portion of the U.S. or a foreign  market while  awaiting  purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF  could  result  in it being  more  volatile.  Additionally,  ETFs have management fees, which increase their cost.

INVESTMENT POLICIES

Unless otherwise indicated,  with the exception of the percentage limitations on borrowing, the policies described below apply at the time the fund enters into a transaction.  Accordingly,  any later increase or decrease  beyond the specified limitation  resulting  from a  change  in the  fund's  net  assets  will  not be considered in determining whether it has complied with its investment policies.

For purposes of the fund's investment restrictions,  the party identified as the
"issuer"  of a  municipal  security  depends on the form and  conditions  of the security.  When the assets and revenues of a political  subdivision are separate from those of the government  that created the  subdivision  and the security is backed only by the assets and revenues of the  subdivision,  the  subdivision is deemed the sole  issuer.  Similarly,  in the case of an  Industrial  Development
Bond,   if  the  bond  were  backed  only  by  the  assets  and  revenues  of  a non-governmental  user,  the  non-governmental  user  would be  deemed  the sole issuer. If, in either case, the creating government or some other entity were to guarantee the security,  the guarantee  would be considered a separate  security and treated as an issue of the guaranteeing entity.

FUNDAMENTAL INVESTMENT POLICIES

The fund's fundamental investment policies are set forth below. These investment policies  and the fund's  investment  objectives  set forth in Exhibit II to the
Proxy Statement and Prospectus may not be changed without approval of a majority of  the  outstanding  votes  of  shareholders  of the  fund,  as  determined  in accordance with the Investment Company Act.

SUBJECT                       POLICY
--------------------------------------------------------------------------------
Senior Securities             The fund may not issue senior  securities,  except
                              as permitted under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing                     The  fund  may  not  borrow   money,   except  for
                              temporary   or   emergency   purposes   (not   for
                              leveraging  or   investment)   in  an  amount  not
                              exceeding 33 1/3% of the fund's total assets.
--------------------------------------------------------------------------------
Lending                       The fund may not  lend  any  security  or make any
                              other loan if, as a result,  more than 33 1/3% of
                              the  fund's  total  assets  would be lent to other
                              parties,  except (i) through the  purchase of debt
                              securities  in  accordance   with  its  investment
                              objective,  policies  and  limitations  or (ii) by
                              engaging in repurchase  agreements with respect to
                              portfolio securities.
--------------------------------------------------------------------------------
Real Estate                   The  fund may not  purchase  or sell  real  estate
                              unless  acquired  as  a  result  of  ownership  of
                              securities or other instruments. This policy shall
                              not prevent the fund from  investing in securities
                              or other  instruments  backed  by real  estate  or
                              securities  of companies  that deal in real estate
                              or are engaged in the real estate business.
--------------------------------------------------------------------------------
Concentration                 The fund may not  concentrate  its  investments in
                              securities  of  issuers in a  particular  industry
                              (other than securities issued or guaranteed by the
                              U.S.   government   or  any  of  its  agencies  or
                              instrumentalities).
--------------------------------------------------------------------------------
Underwriting                  The  fund  may  not  act  as  an   underwriter  of
                              securities issued by others,  except to the extent
                              that  the fund may be  considered  an  underwriter
                              within the meaning of the  Securities  Act of 1933
                              in the disposition of restricted securities.
--------------------------------------------------------------------------------
Commodities                   The  fund  may  not  purchase  or  sell   physical
                              commodities   unless   acquired  as  a  result  of
                              ownership  of  securities  or  other  instruments,
                              provided that this  limitation  shall not prohibit
                              the fund from  purchasing  or selling  options and
                              futures  contracts or from investing in securities
                              or   other   instruments    backed   by   physical
                              commodities.
--------------------------------------------------------------------------------
Control                       The fund may not invest for purposes of exercising
                              control over management.
--------------------------------------------------------------------------------

For purposes of the investment  restrictions  relating to lending and borrowing, the fund have  received an exemptive  order from the SEC  regarding an interfund lending  program.  Under the terms of the exemptive  order,  the fund may borrow money from or lend money to other  American  Century-advised  funds that  permit such  transactions.  All such  transactions  will be  subject  to the limits for borrowing  and lending set forth above.  The fund will borrow money  through the program  only when the costs are equal to or lower than the costs of  short-term bank loans.  Interfund loans and borrowings normally extend only overnight,  but can have a maximum  duration  of seven  days.  The fund will  lend  through  the program  only when the  returns  are  higher  than  those  available  from other short-term  instruments  (such as repurchase  agreements).  The fund may have to borrow from a bank at a higher  interest rate if an interfund  loan is called or not renewed.  Any delay in repayment to a fund could result in a lost investment opportunity or additional borrowing costs.

For purposes of the investment  restriction relating to concentration,  the fund shall not purchase any  securities  that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers  conducting  their principal  business  activities in the same industry, provided that:

(a)  there is no limitation with respect to obligations  issued or guaranteed by the U.S.  government,  any state,  territory  or  possession  of the United
     States,  the  District of Columbia or any of their  authorities,  agencies, instrumentalities  or  political  subdivisions  and  repurchase  agreements secured by such obligations,

(b)  wholly owned finance  companies  will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents,

(c)  utilities will be divided  according to their services;  for example,  gas, gas transmission,  electric and gas,  electric,  and telephone will each be considered a separate industry, and

(d)  personal credit and business credit businesses will be considered  separate industries.

NONFUNDAMENTAL INVESTMENT POLICIES

In addition,  the fund is subject to the following  investment policies that are not fundamental and may be changed by the Board of Trustees.

SUBJECT                       POLICY
--------------------------------------------------------------------------------
Leveraging                    The fund may not  purchase  additional  investment
                              securities  at any time during  which  outstanding
                              borrowings  exceed 5% of the  total  assets of the
                              fund.
--------------------------------------------------------------------------------
Futures and Options           The fund may  enter  into  futures  contracts  and
                              write  and buy put and call  options  relating  to
                              futures  contracts.  The fund  may  not,  however,
                              enter into leveraged  transactions  if it would be
                              possible  for  the  fund  to lose  more  than  the
                              notional value of the investment.  This limitation
                              does not apply to options attached to, or acquired
                              or  traded   together   with,   their   underlying
                              securities,  and does not apply to securities that
                              incorporate features similar to options or futures
                              contracts.
--------------------------------------------------------------------------------
Liquidity                     The fund may not  purchase  any  security or enter
                              into a repurchase  agreement if, as a result, more
                              than 15% of its net assets  would be  invested  in
                              illiquid  securities.  Illiquid securities include
                              repurchase  agreements not entitling the holder to
                              payment of  principal  and  interest  within seven
                              days and securities that are illiquid by virtue of
                              legal or contractual restrictions on resale or the
                              absence of a readily available market.
--------------------------------------------------------------------------------
Short Sales                   The fund may not sell securities short,  unless it
                              owns  or  has  the  right  to  obtain   securities
                              equivalent  in kind and  amount to the  securities
                              sold short,  and  provided  that  transactions  in
                              futures  contracts  and  options are not deemed to
                              constitute selling securities short.
--------------------------------------------------------------------------------
Margin                        The fund may not  purchase  securities  on margin,
                              except to obtain  such  short-term  credits as are
                              necessary for the clearance of  transactions,  and
                              provided that margin  payments in connection  with
                              futures contracts and options on futures contracts
                              shall  not  constitute  purchasing  securities  on
                              margin.
--------------------------------------------------------------------------------

The Investment  Company Act imposes  certain  additional  restrictions  upon the
fund's   ability  to  acquire   securities   issued  by   insurance   companies,
broker-dealers,  underwriters or investment advisors, and upon transactions with affiliated  persons as defined  by the Act.  It also  defines  and  forbids  the creation of cross and circular  ownership.  Neither the SEC nor any other agency of the federal or state government  participates in or supervises the management of the fund or their investment practices or policies.

TEMPORARY DEFENSIVE MEASURES

For temporary defensive purposes, the fund may invest in securities that may not fit its investment objective or its stated market.  During a temporary defensive period, the fund may direct its assets to the following investment vehicles:

(1)  interest-bearing bank accounts or Certificates of Deposit;

(2)  U.S. government securities and repurchase agreements collateralized by U.S.
     government securities; and

(3)  other money market funds.

To the extent the fund assumes a defensive position, it will not be pursuing its investment objective and may generate taxable income.

PORTFOLIO TURNOVER

Because it is new, the fund does not have Financial Highlights.

THE BOARD OF TRUSTEES AND MANAGEMENT

The Board of Trustees  oversees  the  management  of the fund and meets at least quarterly to review reports about fund  operations.  The board has the authority to manage the business of the fund on behalf of their investors,  and it has all powers necessary or convenient to carry out that  responsibility.  Consequently, the trustees may adopt bylaws providing for the regulation and management of the affairs of the fund and may amend and repeal them to the extent that such bylaws do not reserve that right to the fund's investors. They may fill vacancies in or reduce the number of board  members,  and may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may appoint from  their own  number  and  establish  and  terminate  one or more  committees consisting  of two or more trustees who may exercise the powers and authority of the board to the extent  that the  trustees  determine.  They may,  in  general, delegate such  authority as they consider  desirable to any officer of the fund, to any committee of the board and to any agent or employee of the fund or to any custodian,  transfer or investor servicing agent, or principal underwriter.  Any determination as to what is in the interests of the fund made by the trustees in good faith shall be conclusive.

The  individuals  listed  below serve as trustees or officers of the fund.  Each trustee serves until his or her successor is duly elected and qualified or until
he  or  she  retires.   Effective  March  2004,  mandatory  retirement  age  for
independent  trustees  is 73.  However,  the  mandatory  retirement  age  may be extended for a period not to exceed two years with the approval of the remaining independent  trustees.  Those listed as  interested  trustees  are  "interested"
primarily  by  virtue  of their  engagement  as  officers  of  American  Century
Companies,  Inc.  (ACC) or its wholly owned,  direct or indirect,  subsidiaries, including the fund's investment advisor, American Century Investment Management,
Inc. (ACIM);  the funds'  principal  underwriter,  American  Century  Investment
Services, Inc. (ACIS); and the fund's transfer agent, American Century Services,
LLC (ACS).

The  other  trustees  (more  than   three-fourths   of  the  total  number)  are
independent; that is, they have never been employees or officers of, and have no financial  interest  in, ACC or any of its  wholly  owned,  direct or  indirect, subsidiaries,  including ACIM, ACIS and ACS. The trustees serve in this capacity for eight  registered  investment  companies in the American  Century  family of funds.

All persons named as officers of the fund also serves in similar  capacities for the other 13 investment  companies  advised by ACIM or American  Century  Global
Investment  Management,  Inc. (ACGIM), a wholly owned subsidiary of ACIM, except as noted. Only officers with  policy-making  functions are listed. No officer is compensated  for his or her  service  as an  officer  of the  fund.  The  listed officers are interested persons of the fund and are appointed or re-appointed on an annual basis.

--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1955

POSITION(S) HELD WITH FUND: Trustee

FIRST YEAR OF SERVICE: 1997

PRINCIPAL  OCCUPATION(S)  DURING  PAST 5 YEARS:  Chief  Executive  Officer,  ACC
(September 2000 to present);  President, ACC (June 1997 to present); Chief. Also serves as: Chief Executive  Officer and President,  ACIS,  ACGIM, ACIM and other
ACC subsidiaries;  Executive Vice President,  ACS;  Director,  ACC, ACGIM, ACIM,
ACS, ACIS and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

ANTONIO CANOVA, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1961

POSITION(S) HELD WITH FUNDS: Trustee

FIRST YEAR OF SERVICE: 2005

PRINCIPAL  OCCUPATION(S)  DURING PAST 5 YEARS: Chief Financial Officer,  BROCADE
COMMUNICATIONS   SYSTEMS,   INC.   (May  2001  to  present);   Vice   President,
Administration, BROCADE COMMUNICATIONS SYSTEMS, INC. (November 2004 to present);
Vice President,  Finance, BROCADE COMMUNICATIONS SYSTEMS, INC. (November 2000 to
November 2004)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

JOHN FREIDENRICH, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1937

POSITION(S) HELD WITH FUND: Trustee

FIRST YEAR OF SERVICE: 2005

PRINCIPAL   OCCUPATION(S)  DURING  PAST  5  YEARS:  Member  and  Manager,  REGIS
MANAGEMENT  COMPANY,  LLC (April  2004 to  present);  Partner and  Founder,  BAY
PARTNERS  (Venture capital firm, 1976 to present);  Partner and Founder,  WARE &
FREIDENRICH (1968 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

RONALD J. GILSON, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1946

POSITION(S) HELD WITH FUND: Trustee, Chairman of the Board

FIRST YEAR OF SERVICE: 1995

PRINCIPAL  OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and  Business,  STANFORD  LAW  SCHOOL  (1979 to  present);  Marc  and Eva  Stern
Professor  of Law and  Business,  COLUMBIA  UNIVERSITY  SCHOOL  OF LAW  (1992 to
present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

KATHRYN A. HALL, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1957

POSITION(S) HELD WITH FUND: Trustee

FIRST YEAR OF SERVICE: 2001

PRINCIPAL  OCCUPATION(S)  DURING PAST 5 YEARS:  Co-Chief  Executive  Officer and
Chief  Investment  Officer,  OFFIT HALL CAPITAL  MANAGEMENT,  LLC (April 2002 to
present);  President and Managing Director,  LAUREL MANAGEMENT  COMPANY,  L.L.C.
(1996 to April 2002)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

MYRON S. SCHOLES, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1941

POSITION(S) HELD WITH FUND: Trustee

FIRST YEAR OF SERVICE: 1980

PRINCIPAL  OCCUPATION(S)  DURING  PAST 5  YEARS:  Chairman,  OAK  HILL  PLATINUM
PARTNERS, and a Partner, OAK HILL CAPITAL MANAGEMENT (1999 to present); Frank E.
Buck Professor of  Finance-Emeritus,  STANFORD GRADUATE SCHOOL OF BUSINESS (1981
to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37

OTHER  DIRECTORSHIPS  HELD  BY  TRUSTEE:  Director,  DIMENSIONAL  FUND  ADVISORS
(investment  advisor,  1982 to present);  Director,  CHICAGO MERCANTILE EXCHANGE
(2000 to present)
--------------------------------------------------------------------------------

JOHN B. SHOVEN, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1947

POSITION(S) HELD WITH FUND: Trustee

FIRST YEAR OF SERVICE: 2002

PRINCIPAL  OCCUPATION(S) DURING PAST 5 YEARS:  Professor of Economics,  STANFORD
UNIVERSITY (1977 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37

OTHER DIRECTORSHIPS HELD BY TRUSTEE:  Director,  CADENCE DESIGN SYSTEMS (1992 to
present);   Director,  WATSON  WYATT  WORLDWIDE  (2002  to  present);  Director,
PALMSOURCE INC. (2002 to present)
--------------------------------------------------------------------------------

JEANNE D. WOHLERS, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUND: Trustee

FIRST YEAR OF SERVICE: 1984

PRINCIPAL  OCCUPATION(S)  DURING PAST 5 YEARS:  Retired,  Director  and Partner,
WINDY HILL PRODUCTIONS, LP (educational software, 1994 to 1998)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37

OTHER DIRECTORSHIPS HELD BY TRUSTEE:  Director,  QUINTUS CORPORATION (automation solutions, 1995 to present)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------

WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1955

POSITION(S) HELD WITH FUND: President

FIRST YEAR OF SERVICE: 2000

PRINCIPAL  OCCUPATION(S)  DURING PAST 5 YEARS: See entry above under "Interested
Trustees."

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: Not applicable

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not applicable
--------------------------------------------------------------------------------

JONATHAN THOMAS, 4500 Main St., Kansas City, MO 64111

YEAR OF BIRTH: 1963

POSITION(S) HELD WITH FUND: Executive Vice President

FIRST YEAR OF SERVICE: 2005

PRINCIPAL  OCCUPATION(S)  DURING PAST 5 YEARS:  Executive  Vice  President,  ACC
(November  2005 to present);  Managing  Director,  Morgan Stanley (March 2000 to
November 2005)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: Not applicable

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not applicable
--------------------------------------------------------------------------------

MARYANNE ROEPKE, 4500 Main St., Kansas City, MO 64111

YEAR OF BIRTH: 1956

POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer and Chief Financial
Officer

FIRST YEAR OF SERVICE: 2000

PRINCIPAL  OCCUPATION(S) DURING PAST 5 YEARS: Assistant Treasurer,  ACC (January
1995 to  present).  Also  serves  as:  Senior  Vice  President,  ACS;  Assistant
Treasurer, ACGIM, ACIM, ACIS, ACS and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: Not applicable

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not applicable
--------------------------------------------------------------------------------

DAVID C. TUCKER, 4500 Main St., Kansas City, MO 64111

YEAR OF BIRTH: 1958

POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel

FIRST YEAR OF SERVICE: 1998

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President,  ACC (February 2001
to present); General Counsel, ACC (June 1998 to present). Also serves as: Senior
Vice  President  and  General  Counsel,  ACGIM,  ACIM,  ACIS,  ACS and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: Not applicable

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not applicable

--------------------------------------------------------------------------------

CHARLES C.S. PARK, 4500 Main St., Kansas City, MO 64111

YEAR OF BIRTH: 1967

POSITION(S) HELD WITH FUND: Vice President and Chief Compliance Officer

FIRST YEAR OF SERVICE: 2000

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACS, ACIM
AND ACGIM  (March  2005 to  present);  Vice  President,  ACS  (February  2000 to present); Assistant General Counsel, ACS (January 1998 to March 2005)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: Not applicable

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not applicable
--------------------------------------------------------------------------------

C. JEAN WADE, 4500 Main St., Kansas City, MO 64111

YEAR OF BIRTH: 1964

POSITION(S) HELD WITH FUND: Controller(1)

FIRST YEAR OF SERVICE: 1996

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President,  ACS (February 2000
to present); Controller-Investment Accounting, ACS (June 1997 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: Not applicable

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not applicable
--------------------------------------------------------------------------------

ROBERT LEACH, 4500 Main St., Kansas City, MO 64111

YEAR OF BIRTH: 1966

POSITION(S) HELD WITH FUND: Controller

FIRST YEAR OF SERVICE: 1996

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President,  ACS (February 2000
to present); Controller-Fund Accounting, ACS (June 1997 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: Not applicable

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not applicable
--------------------------------------------------------------------------------

JON ZINDEL, 4500 Main St., Kansas City, MO 64111

YEAR OF BIRTH: 1967

POSITION(S) HELD WITH FUND: Tax Officer

FIRST YEAR OF SERVICE: 1997

PRINCIPAL  OCCUPATION(S) DURING PAST 5 YEARS: Vice President,  ACC (October 2001
to present);  Vice President,  Corporate Tax, ACS (April 1998 to present);  Vice
President, ACGIM, ACIM, ACIS and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: Not applicable

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not applicable
--------------------------------------------------------------------------------

(1)  MS. WADE SERVES IN A SIMILAR CAPACITY FOR SEVEN OTHER INVESTMENT  COMPANIES
     ADVISED BY ACIM.

COMMITTEES

The board has four  standing  committees  to oversee  specific  functions of the fund's  operations.  Information  about  these  committees  appears in the table below. The trustee first named serves as chairman of the committee.

--------------------------------------------------------------------------------
COMMITTEE: AUDIT AND COMPLIANCE
--------------------------------------------------------------------------------
MEMBERS: Antonio Canova, Ronald J. Gilson, Jeanne D. Wohlers

FUNCTION:  The Audit and  Compliance  Committee  approves the  engagement of the fund's  independent  registered public accounting firm,  recommends  approval of such engagement to the independent trustees,  and oversees the activities of the fund's  independent  registered public  accounting firm. The committee  receives reports from the advisor's  Internal Audit  Department,  which is accountable to the committee.  The committee also receives  reporting about compliance  matters affecting the fund.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 5

--------------------------------------------------------------------------------
COMMITTEE: Corporate Governance
--------------------------------------------------------------------------------
MEMBERS: Ronald J. Gilson, John Freidenrich, John B. Shoven

FUNCTION:  The  Corporate  Governance  Committee  reviews board  procedures  and
committee  structures.   It  also  considers  and  recommends   individuals  for
nomination as trustees.  The names of potential trustee  candidates may be drawn from a number of sources,  including  recommendations from members of the board,
management  (in  the  case  of  interested   trustees  only)  and  shareholders.
Shareholders may submit trustee nominations to the Corporate Secretary, American
Century Funds, P.O. Box 410141, Kansas City, MO 64141. All such nominations will be  forwarded  to the  committee  for  consideration.  The  committee  also  may recommend the creation of new committees,  evaluate the membership  structure of new and existing  committees,  consider the  frequency and duration of board and committee  meetings  and  otherwise  evaluate the  responsibilities,  processes, resources, performance and compensation of the board.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 2
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMITTEE: PORTFOLIO
--------------------------------------------------------------------------------
MEMBERS:  Myron S. Scholes, John Freidenrich,  Kathryn A. Hall, William M. Lyons
(ad hoc)

FUNCTION:  The Portfolio  Committee reviews quarterly the investment  activities and  strategies  used to manage  the  fund's  assets.  The  committee  regularly receives reports from portfolio  managers,  credit analysts and other investment personnel concerning the fund's investments.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 5
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMITTEE: QUALITY OF SERVICE
--------------------------------------------------------------------------------
MEMBERS: John B. Shoven, Ronald J. Gilson, William M. Lyons (ad hoc)

FUNCTION:  The  Quality of Service  Committee  reviews  the level and quality of transfer  agent  and  administrative  services  provided  to the fund and  their shareholders.  It receives and reviews reports comparing those services to those of the fund's  competitors and seeks to improve such services where feasible and appropriate.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 5
--------------------------------------------------------------------------------

COMPENSATION OF TRUSTEES

The  trustees  serve  as  trustees  or  directors  for  eight  American  Century investment companies. Each trustee who is not an interested person as defined in the Investment Company Act receives  compensation for service as a member of the board of all eight such  companies  based on a schedule  that takes into account the  number  of  meetings  attended  and the  assets  of the fund for  which the meetings  are  held.  These  fees and  expenses  are  divided  among  the  eight investment  companies based, in part, upon their relative net assets.  Under the terms of the management  agreement with the advisor, the fund is responsible for paying such fees and expenses.

The following table shows the aggregate  compensation  paid by the funds for the periods indicated and by the eight investment  companies served by this board to each  trustee  who is not an  interested  person as  defined  in the  Investment
Company Act.

AGGREGATE TRUSTEE COMPENSATION FOR FISCAL YEAR ENDED MAY 31, 2005

                                                     TOTAL COMPENSATION FROM
                             TOTAL COMPENSATION      THE AMERICAN CENTURY
NAME OF TRUSTEE              FROM THE FUNDS (1)      FAMILY OF FUNDS (2)
--------------------------------------------------------------------------------
Antonio Canova(3)               $10,429                    $30,500
--------------------------------------------------------------------------------
Albert A. Eisenstat(4)          $12,657                    $89,750
--------------------------------------------------------------------------------
John Freidenrich(5)             $11,321                    $66,290
--------------------------------------------------------------------------------
Ronald J. Gilson                $24,197                   $164,250
--------------------------------------------------------------------------------
Kathryn A. Hall                 $12,537                    $88,750
--------------------------------------------------------------------------------
Myron S. Scholes                $12,665                    $90,250
--------------------------------------------------------------------------------
Kenneth E. Scott (6)            $10,964                    $89,750
--------------------------------------------------------------------------------
John B. Shoven                  $13,178                    $94,000
--------------------------------------------------------------------------------
Jeanne D. Wohlers               $13,022                    $92,750
--------------------------------------------------------------------------------

(1)  INCLUDES  COMPENSATION  PAID TO THE  TRUSTEES FOR FISCAL YEAR ENDED MAY 31,
     2005,  AND ALSO INCLUDES  AMOUNTS  DEFERRED AT THE ELECTION OF THE TRUSTEES
     UNDER THE AMERICAN CENTURY MUTUAL FUNDS'  INDEPENDENT  DIRECTORS'  DEFERRED
     COMPENSATION PLAN.

(2)  INCLUDES  COMPENSATION  PAID  BY  THE  EIGHT  INVESTMENT  COMPANIES  OF THE
     AMERICAN  CENTURY FAMILY OF FUNDS SERVED BY THIS BOARD. THE TOTAL AMOUNT OF
     DEFERRED  COMPENSATION  INCLUDED IN THE PRECEDING TABLE IS AS FOLLOWS:  MR.
     EISENSTAT,  $89,750; MR. GILSON,  $164,250; MS. HALL, $72,125; MR. SCHOLES,
     $90,250; MR. SCOTT, $89,750; MR. SHOVEN, $94,000; AND MS. WOHLERS, $41,650.

(3)  MR. CANOVA JOINED THE BOARD ON MARCH 1, 2005.

(4)  MR. EISENSTAT RETIRED FROM THE BOARD ON MAY 26, 2005.

(5)  MR.  FREIDENRICH JOINED ACMT'S ADVISORY BOARD ON AUGUST 26, 2004. HE JOINED
     THE BOARD OF TRUSTEES ON MARCH 1, 2005.

(6)  MR. SCOTT RETIRED FROM THE BOARD ON JANUARY 12, 2006.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred  Compensation Plan. Under the plan, the independent  trustees may defer receipt  of all or any  part of the  fees to be paid  to  them  for  serving  as trustees of the funds.

All  deferred  fees are  credited to an account  established  in the name of the trustees.  The amounts credited to the account then increase or decrease, as the case may be, in accordance  with the  performance of one or more of the American
Century funds that are selected by the trustee. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final  payment of all amounts are credited to the account.  Trustees are allowed to change their designation of mutual funds from time to time.

No deferred  fees are payable until such time as a trustee  resigns,  retires or otherwise  ceases to be a member of the Board of Trustees.  Trustees may receive deferred fee account  balances either in a lump-sum  payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a trustee,  all remaining deferred fee account balances are paid to the trustee's beneficiary or, if none, to the trustee's estate.

The plan is an unfunded  plan and,  accordingly,  the fund has no  obligation to segregate  assets to secure or fund the deferred  fees. To date,  the funds have voluntarily  funded their  obligations.  The rights of trustees to receive their deferred fee account balances are the same as the rights of a general  unsecured creditor  of  the  funds.  The  plan  may  be  terminated  at  any  time  by the administrative  committee of the plan. If  terminated,  all deferred fee account balances will be paid in a lump sum.

No deferred  fees were paid to any trustee under the plan during the fiscal year ended May 31, 2005.

OWNERSHIP OF FUND SHARES

The fund was not in operation as of the calendar year end.

CODE OF ETHICS

The fund, its investment  advisor and principal  underwriter and, if applicable, subadvisor  have  adopted a Code of Ethics  under Rule  17j-1 of the  Investment
Company Act. The Code of Ethics permits  personnel subject to the code to invest in securities,  including  securities that may be purchased or held by the fund, provided that they first obtain approval from the compliance  department  before making such investments.

PROXY VOTING GUIDELINES

The advisor is responsible for exercising the voting rights  associated with the securities  purchased  and/or  held  by the  funds.  In  exercising  its  voting obligations,  the advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing  benefits to them. The advisor attempts to consider all factors of its vote that could affect the value of the investment. The fund's Board of Trustees has approved the advisor's Proxy Voting Guidelines to govern the advisor's proxy voting activities.

The  advisor and the board have agreed on certain  significant  contributors  to shareholder value with respect to a number of matters that are often the subject of proxy  solicitations  for shareholder  meetings.  The Proxy Voting Guidelines specifically  address  these  considerations  and  establish a framework for the advisor's  consideration of the vote that would be appropriate for the funds. In particular,  the Proxy Voting  Guidelines  outline  principles and factors to be considered in the exercise of voting authority for proposals addressing:

o  Election of Directors

o  Ratification of Selection of Auditors

o  Equity-Based Compensation Plans

o  Anti-Takeover Proposals

   =  Cumulative Voting

   =  Staggered Boards

   =  "Blank Check" Preferred Stock

   =  Elimination of Preemptive Rights

   =  Non-targeted Share Repurchase

   =  Increase in Authorized Common Stock

   =  "Supermajority" Voting Provisions or Super Voting Share Classes

   =  "Fair Price" Amendments

   =  Limiting the Right to Call Special Shareholder Meetings

   =  Poison Pills or Shareholder Rights Plans

   =  Golden Parachutes

   =  Reincorporation

   =  Confidential Voting

   =  Opting In or Out of State Takeover Laws

o  Shareholder Proposals Involving Social, Moral or Ethical Matters

o  Anti-Greenmail Proposals

o  Changes to Indemnification Provisions

o  Non-Stock Incentive Plans

o  Directors Tenure

o  Directors' Stock Options Plans

o  Directors' Share Ownership

Finally,  the Proxy Voting Guidelines establish procedures for voting of proxies in  cases in which  the  advisor  may have a  potential  conflict  of  interest.
Companies  with  which the  advisor  has  direct  business  relationships  could theoretically use these  relationships to attempt to unduly influence the manner in which American  Century votes on matters for the funds. To ensure that such a conflict  of  interest  does not affect  proxy  votes  cast for the  funds,  all discretionary  (including case-by-case) voting for these companies will be voted in direct  consultation  with a  committee  of the  independent  trustees of the funds.

A copy of the advisor's Proxy Voting  Guidelines and  information  regarding how the advisor  voted  proxies  relating to  portfolio  securities  during the most recent  12-month  period  ended  June 30 are  available  on the ABOUT US page at
americancentury.com.  The advisor's proxy voting record also is available on the
SEC's Web site at sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The advisor has adopted  policies and procedures  with respect to the disclosure of the fund's portfolio holdings and characteristics, which are described below.

DISTRIBUTION TO THE PUBLIC

Full portfolio  holdings for the fund will be made available for distribution 30
days  after  the  end  of  each  calendar   quarter,   and  will  be  posted  on
americancentury.com  at  approximately  the same  time.  This  disclosure  is in addition  to the  portfolio  disclosure  in annual and  semi-annual  shareholder reports,  and on Form N-Q, which  disclosures  are filed with the Securities and
Exchange Commission within sixty days of each fiscal quarter end and also posted on americancentury.com at the time the filings are made.

Top 10 holdings for the fund will be made available for distribution  monthly 30 days after the end of each month, and will be posted on  americancentury.com  at approximately the same time.

Certain  portfolio  characteristics  determined to be sensitive and confidential will be made  available for  distribution  monthly 30 days after the end of each month, and will be posted on americancentury.com at approximately the same time.
Characteristics  not deemed  confidential  will be available for distribution at any time. The advisor may make determinations of confidentiality, and may add or delete characteristics from those considered confidential at any time.

So long as  portfolio  holdings  are  disclosed  in  accordance  with the  above parameters,  the advisor  makes no  distinction  among  different  categories of
recipients,    such   as   individual   investors,    institutional   investors,
intermediaries that distribute the fund's shares, third-party service providers, rating and  ranking  organizations,  and the  fund's  affiliates.  Because  this information is publicly available and widely disseminated, the advisor places no conditions  or  restrictions  on, and does not  monitor,  its use.  Nor does the advisor require special authorization for its disclosure.

ACCELERATED DISCLOSURE

The advisor recognizes that certain parties,  in addition to the advisor and its affiliates,  may have legitimate needs for information about portfolio  holdings and  characteristics  prior to the  times  prescribed  above.  Such  accelerated disclosure is permitted under the circumstances described below.

ONGOING ARRANGEMENTS

Certain parties, such as investment  consultants who provide regular analysis of the fund's  portfolios  for their  clients and  intermediaries  who pass through
information  to  the  fund's   shareholders,   may  have  legitimate  needs  for
accelerated disclosure. These needs may include, for example, the preparation of reports for  customers  who invest in the fund,  the creation of analyses of the fund's  characteristics for intermediary or consultant clients, the reformatting of data for distribution to the intermediary's or consultant's  clients, and the review of the fund's performance for ERISA fiduciary purposes.

In such cases,  accelerated  disclosure  is  permitted  if the service  provider enters an appropriate  non-disclosure  agreement with the fund's  distributor in which it  agrees  to treat  the  information  confidentially  until  the  public distribution  date and represents that the information will be used only for the
legitimate   services   provided  to  its  clients  (i.e.,   not  for  trading).
Non-disclosure  agreements  require the approval of an attorney in the advisor's
Legal Department. The advisor's Compliance Department receives quarterly reports detailing which clients  received  accelerated  disclosure,  what they received, when they received it and the purposes of such disclosure.  Compliance personnel are required to confirm that an  appropriate  non-disclosure  agreement has been obtained from each recipient identified in the reports.

Those parties who have entered into non-disclosure  agreements as of October 26,
2005 are as follows:

o        Aetna, Inc.

o        American Fidelity Assurance Co.

o        AUL/American United Life Insurance Company

o        Ameritas Life Insurance Corporation

o        Annuity Investors Life Insurance Company

o        Asset Services Company L.L.C.

o        Bell Globemedia Publishing

o        Bellwether Consulting, LLC

o        Bidart & Ross

o        Business Men's Assurance Co. of America

o        Callan Associates, Inc.

o        Cleary Gull Inc.

o        Commerce Bank, N.A.

o        Connecticut General Life Insurance Company

o        Defined Contribution Advisors, Inc.

o        EquiTrust Life Insurance Company

o        Farm Bureau Life Insurance Company

o        First MetLife Investors Insurance Company

o        Fund Evaluation Group, LLC

o        The Guardian Life Insurance & Annuity Company, Inc.

o        Hewitt Associates LLC

o        ICMA Retirement Corporation

o        ING Life Insurance Company & Annuity Co.

o        Investors Securities Services, Inc.

o        Iron Capital Advisors

o        J.P. Morgan Retirement Plan Services LLC

o        Jefferson National Life Insurance Company

o        Jefferson Pilot Financial

o        Jeffrey Slocum & Associates, Inc.

o        Kansas City Life Insurance Company

o        Kmotion, Inc.

o        The Lincoln National Life Insurance Company

o        Lipper Inc.

o        Manulife Financial

o        Massachusetts Mutual Life Insurance Company

o        Merrill Lynch

o        MetLife Investors Insurance Company

o        MetLife Investors Insurance Company of California

o        Midland National Life Insurance Company

o        Minnesota Life Insurance Company

o        Morgan Stanley DW, Inc.

o        Morningstar Associates LLC

o        Morningstar Investment Services, Inc.

o        National Life Insurance Company

o        Nationwide Financial

o        NT Global Advisors, Inc.

o        NYLIFE Distributors, LLC

o        Principal Life Insurance Company

o        Prudential Financial

o        Rocaton Investment Advisors, LLC

o        S&P Financial Communications

o        Scudder Distributors, Inc.

o        Security Benefit Life Insurance Co.

o        Smith Barney

o        SunTrust Bank

o        Symetra Life Insurance Company

o        Trusco Capital Management

o        Union Bank of California, N.A.

o        The Union Central Life Insurance Company

o        VALIC Financial Advisors

o        VALIC Retirement Services Company

o        Vestek Systems, Inc.

o        Wachovia Bank, N.A.

o        Wells Fargo Bank, N.A.

Once a party has executed a non-disclosure  agreement, it may receive any or all of the following data for the fund in which its clients have  investments or are actively considering investment:

     (1)  Full holdings quarterly as soon as reasonably available;

     (2)  Full holdings monthly as soon as reasonably available;

     (3)  Top 10 holdings monthly as soon as reasonably available; and

     (4)  Portfolio characteristics monthly as soon as reasonably available.

The types,  frequency  and timing of  disclosure  to such parties  vary. In most situations,  the information provided pursuant to a non-disclosure  agreement is limited to certain  portfolio  characteristics  and/or  top 10  holdings,  which information  is provided on a monthly  basis.  In limited  situations,  and when approved by a member of the legal  department and responsible  chief  investment officer, full holdings may be provided.

SINGLE EVENT REQUESTS

In certain circumstances, the advisor may provide the fund's holding information on an accelerated basis outside of an ongoing  arrangement with manager-level or higher  authorization.  For  example,  from time to time the advisor may receive requests for proposals (RFPs) from consultants or potential clients that request information  about the fund's holdings on an accelerated  basis. As long as such requests  are on a one-time  basis,  and do not result in  continued  receipt of data,  such  information  may be provided in the RFP as of the most recent month
end  regardless  of  lag  time.  Such   information  will  be  provided  with  a
confidentiality legend and only in cases where the advisor has reason to believe that the data will be used only for legitimate purposes and not for trading.

In addition, the advisor occasionally may work with a transition manager to move a large account into or out of the fund. To reduce the impact to the fund,  such transactions  may be  conducted  on an in-kind  basis using  shares of portfolio securities  rather  than cash.  The advisor  may  provide  accelerated  holdings disclosure  to the  transition  manager with little or no lag time to facilitate such transactions, but only if the transition manager enters into an appropriate non-disclosure agreement.

SERVICE PROVIDERS

Various service providers to the fund and the fund's advisor must have access to some or all of the fund's portfolio holdings information on an accelerated basis from time to time in the  ordinary  course of  providing  services  to the fund.
These  service  providers  include the fund's  custodian  (daily,  with no lag), auditors (as needed) and brokers  involved in the execution of the fund's trades
(as needed).  Additional  information  about these  service  providers and their relationships  with the fund and the  advisor  are  provided  elsewhere  in this information.

ADDITIONAL SAFEGUARDS

The advisor's policies and procedures include a number of safeguards designed to control  disclosure  of  portfolio  holdings  and  characteristics  so that such disclosure is  consistent  with the best  interests of the fund's  shareholders.
First, the frequency with which this information is disclosed to the public, and the length of time between the date of the information and the date on which the information  is disclosed,  are selected to minimize the  possibility of a third party  improperly  benefiting  from  the  fund's  investment  decisions  to  the detriment of the fund's shareholders. Second, distribution of portfolio holdings information, including compliance with the advisor's policies and the resolution of any potential conflicts that may arise, is monitored quarterly.  Finally, the fund's  Board of  Trustees  exercises  oversight  of  disclosure  of the  fund's portfolio  securities.  The board has  received  and  reviewed  a summary of the advisor's  policy and is  informed  on a  quarterly  basis of any  changes to or violations of such policy detected during the prior quarter.

Neither the advisor nor the fund  receives any  compensation  from any party for the distribution of portfolio holdings information.

The  advisor  reserves  the right to change its  policies  and  procedures  with respect to the distribution of portfolio holdings information at any time. There is no guarantee that these  policies and  procedures  will protect the fund from the  potential  misuse  of  holdings  information  by  individuals  or  firms in possession of such information.

THE FUND'S PRINCIPAL SHAREHOLDERS

The fund was not in operation as of the date hereof, thus there are currently no principal shareholders.

SERVICE PROVIDERS

The fund has no employees. To conduct the fund's day-to-day activities, the fund has hired a number of service  providers.  Each service  provider has a specific function to fill on behalf of the fund that is described below.

ACIM, ACS and ACIS are wholly owned,  directly or  indirectly,  by ACC. James E.
Stowers, Jr. controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American Century Investment Management, Inc. (ACIM or the advisor) serves as the investment  advisor for the fund. A description of the  responsibilities  of the advisor  appears in Exhibit II to the Proxy  Statement and Prospectus  under the heading MANAGEMENT.

For the services provided to the fund, the advisor receives a unified management fee based on a percentage  of the net assets of the fund.  For more  information about the unified  management fee, see THE INVESTMENT  ADVISOR under the heading
MANAGEMENT in Exhibit II to the Proxy Statement and Prospectus.  The annual rate at which this fee is  assessed  is  determined  daily in a  multi-step  process.
First,  each of the ACMT's  funds is  categorized  according  to the broad asset class in which it invests (e.g., money market,  bond or equity),  and the assets of the funds in each category are totaled ("Fund Category Assets").  Second, the assets are totaled for certain  other  accounts  managed by the advisor  ("Other
Account  Category  Assets").  To be included,  these accounts must have the same management team and investment objective as a fund in the same category with the same Board of Trustees as ACMT. Together, the fund Category Assets and the Other
Account  Category  Assets  comprise  the  "Investment   Category   Assets."  The
Investment  Category  Fee  Rate  is  then  calculated  by  applying  the  fund's
Investment  Category Fee Schedule to the Investment Category Assets and dividing the result by the Investment Category Assets.

Finally,  a separate Complex Fee Schedule is applied to the assets of all of the funds in the American  Century family of funds (the "Complex  Assets"),  and the
Complex Fee Rate is calculated  based on the  resulting  total.  The  Investment
Category  Fee Rate and the  Complex  Fee Rate are then  added to  determine  the
Management Fee Rate payable by a class of the fund to the advisor.

For purposes of determining  the assets that comprise the fund Category  Assets,
Other  Account  Category  Assets and Complex  Assets,  the assets of  registered investment  companies managed by the advisor that invest primarily in the shares of other registered investment companies shall not be included.

The schedule by which the unified management fee is determined is shown below.

LONG-TERM TAX-FREE
--------------------------------------------------------------------
CATEGORY ASSETS                         FEE RATE
--------------------------------------------------------------------
First $1 billion                         0.2800%
--------------------------------------------------------------------
Next $1 billion                          0.2280%
--------------------------------------------------------------------
Next $3 billion                          0.1980%
--------------------------------------------------------------------
Next $5 billion                          0.1780%
--------------------------------------------------------------------
Next $15 billion                         0.1650%
--------------------------------------------------------------------
Next $25 billion                         0.1630%
--------------------------------------------------------------------
Thereafter                               0.1625%
--------------------------------------------------------------------

The Complex Fee is determined according to the schedule below.

COMPLEX FEE SCHEDULE
--------------------------------------------------------------------
                           FEE RATE FOR
                           INVESTOR CLASS,            FEE RATE FOR
                           A CLASS, B CLASS           INSTITUTIONAL
COMPLEX ASSETS             AND C CLASS                CLASS
--------------------------------------------------------------------
First $2.5 billion         0.3100%                  0.1100%
--------------------------------------------------------------------
Next $7.5 billion          0.3000%                  0.1000%
--------------------------------------------------------------------
Next $15 billion           0.2985%                  0.0985%
--------------------------------------------------------------------
Next $25 billion           0.2970%                  0.0970%
--------------------------------------------------------------------
Next $25 billion           0.2870%                  0.0870%
--------------------------------------------------------------------
Next $25 billion           0.2800%                  0.0800%
--------------------------------------------------------------------
Next $25 billion           0.2700%                  0.0700%
--------------------------------------------------------------------
Next $25 billion           0.2650%                  0.0650%
--------------------------------------------------------------------
Next $25 billion           0.2600%                  0.0600%
--------------------------------------------------------------------
Next $25 billion           0.2550%                  0.0550%
--------------------------------------------------------------------
Thereafter                 0.2500%                  0.0500%
--------------------------------------------------------------------

On each calendar  day, each class of each fund accrues a management  fee that is equal to the  class's  Management  Fee Rate  times  the net  assets of the class divided by 365 (366 in leap years). On the first business day of each month, the funds pay a management  fee to the advisor for the previous  month.  The fee for the previous month is the sum of the  calculated  daily fees for each class of a fund during the previous month.

The management  agreement  between ACMT and the advisor shall continue in effect until the earlier of the  expiration of two years from the date of its execution or until the first meeting of fund shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by:

(1)  the fund's  Board of  Trustees,  or a majority of  outstanding  shareholder votes (as defined in the Investment Company Act) and

(2)  the vote of a majority  of the  trustees of the fund who are not parties to the  agreement or  interested  persons of the advisor,  cast in person at a meeting called for the purpose of voting on such approval.

The management  agreement states that the fund's Board of Trustees or a majority of outstanding  shareholder votes may terminate the management  agreement at any time without  payment of any penalty on 60 days' written  notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The management agreement states that the advisor shall not be liable to the fund or their  shareholders for anything other than willful  misfeasance,  bad faith, gross negligence or reckless disregard of its obligations and duties.

The  management  agreement  also  provides  that the advisor  and its  officers, trustees and employees may engage in other business,  render services to others, and devote  time and  attention  to any other  business  whether of a similar or dissimilar nature.

Certain  investments  may be appropriate for the fund and also for other clients advised by the advisor.  Investment decisions for the fund and other clients are made with a view to  achieving  their  respective  investment  objectives  after consideration  of such factors as their current  holdings,  availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund,  or in different  amounts and at  different  times  for more than one but less than all  clients  or funds.  A particular  security  may be bought for one client or fund on the same day it is sold for another  client or fund, and a client or fund may hold a short position in a particular  security at the same time  another  client or fund holds a long position.  In addition,  purchases or sales of the same security may be made for two or more  clients  or  funds  on the  same  date.  The  advisor  has  adopted procedures  designed to ensure such transactions will be allocated among clients and funds in a manner  believed by the advisor to be equitable to each.  In some cases this procedure  could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the fund with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the fund. The Board of Trustees has approved the advisor's  policy with respect to the  aggregation  of  portfolio  transactions.
Where portfolio transactions have been aggregated,  the fund participates at the average  share price for all  transactions  in that  security on a given day and allocate  transaction  costs on a pro rata basis. The advisor will not aggregate portfolio  transactions of the fund unless it believes that such  aggregation is consistent  with its duty to seek best  execution  on behalf of the fund and the
terms  of  the  management   agreement.   The  advisor  receives  no  additional
compensation or remuneration as a result of such aggregation.

The fund was not in operation as of the fiscal year end, and  therefore  has not received any management fees.

PORTFOLIO MANAGERS

OTHER ACCOUNTS MANAGED

The portfolio managers also may be responsible for the day-to-day  management of other accounts,  as indicated by the following table. None of these accounts has an advisory fee based on the performance of the account.

OTHER ACCOUNTS MANAGED (AS OF JANUARY 31, 2006)

                                      REGISTERED INVESTMENT                            OTHER ACCOUNTS (E.G.,
                                      COMPANIES  (E.G.,      OTHER POOLED              SEPARATE ACCOUNTS AND
                                      OTHER AMERICAN         INVESTMENT VEHICLES       AND CORPORATE ACCOUNTS
                                      CENTURY FUNDS          (E.G., COMMINGLED         INCLUDING INCUBATION
                                      AND AMERICAN CENTURY   TRUSTS AND 529            STRATEGIES AND
                                      SUBADVISED FUNDS)      EDUCATION SAVINGS PLANS)  CORPORATE MONEY)
-------------------------------------------------------------------------------------------------------------
LONG-TERM TAX-FREE FUND
-------------------------------------------------------------------------------------------------------------
Kenneth M.        Number of Other              x                     x                        x
Salinger          Accounts Managed
                  -------------------------------------------------------------------------------------------
                  Assets in Other              x                     x                        x
                  Accounts Managed
-------------------------------------------------------------------------------------------------------------

(1)  THE FUND'S  INCEPTION  DATE IS MARCH 31, 2006.  THE FUND'S  INFORMATION  IS
     PROVIDED AS OF THE DATE HEREOF AND  ASSUMES  THE FUND WAS IN  OPERATION  ON
     THAT DATE.

POTENTIAL CONFLICTS OF INTEREST

Certain  conflicts of interest may arise in  connection  with the  management of multiple portfolios.  Potential conflicts include, for example,  conflicts among
investment   strategies   and   conflicts  in  the   allocation   of  investment
opportunities.  American  Century has adopted  policies and procedures  that are designed to minimize the effects of these conflicts.

Responsibility  for managing  American  Century  client  portfolios is organized according to investment discipline. Investment disciplines include, for example, core equity, small- and mid-cap growth, large-cap growth, value,  international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio  teams  responsible for managing  specific client  portfolios.
Generally,  client  portfolios  with similar  strategies are managed by the same team using the same objective, approach, and philosophy.  Accordingly, portfolio holdings,  position sizes,  and industry and sector exposures tend to be similar across  similar  portfolios,  which  minimizes  the  potential  for conflicts of interest.

For each  investment  strategy,  one  portfolio is generally  designated  as the
"policy  portfolio."  Other  portfolios  with  similar  investment   objectives,
guidelines and restrictions,  if any, are referred to as "tracking  portfolios."
When  managing  policy and  tracking  portfolios,  a  portfolio  team  typically purchases  and sells  securities  across all  portfolios  that the team manages.
American  Century's  trading  systems  include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative  amount of one security  across several funds. In some cases a tracking portfolio may have additional  restrictions or limitations that cause it to be managed separately from the policy portfolio.  Portfolio managers make  purchase  and sale  decisions  for such  portfolios  alongside  the policy portfolio  to the extent the  overlap is  appropriate,  and  separately,  if the overlap is not.

American  Century may aggregate orders to purchase or sell the same security for multiple  portfolios  when it believes such  aggregation is consistent  with its duty to seek best  execution on behalf of its clients.  Orders of certain client portfolios  may, by  investment  restriction  or otherwise,  be  determined  not available for aggregation.  American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically  advantaged or  disadvantaged  in connection with the  aggregation of orders.  To the extent equity trades are aggregated,  shares purchased or sold are generally  allocated to the  participating  portfolios pro rata based on order size.  Because initial public offerings  (IPOs) are usually  available in limited supply and in amounts too small to permit across-the-board pro rata allocations,  American Century has adopted special procedures  designed to promote a fair and equitable  allocation of IPO securities among clients over time. Fixed income securities  transactions are not executed through a centralized  trading desk.  Instead,  portfolio teams are  responsible  for executing  trades with  broker/dealers  in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade  execution  and orders  entered on the fixed  income  order management system.

Finally,  investment  of  American  Century's  corporate  assets in  proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts  of interest,  American  Century has adopted  policies and  procedures intended to provide  that  trading in  proprietary  accounts is  performed  in a manner  that  does  not give  improper  advantage  to  American  Century  to the detriment of client portfolios.

COMPENSATION

American  Century  portfolio  manager  compensation  is  structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components  described below, each of which is determined with  reference  to a number of  factors  such as  overall  performance,  market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

BASE SALARY

Portfolio managers receive base pay in the form of a fixed annual salary.

BONUS

A significant  portion of portfolio  manager  compensation  takes the form of an annual  incentive bonus tied to performance.  Bonus payments are determined by a combination of factors.  One factor is fund investment  performance.  For policy
portfolios,  such  as  the  fund  described  in  this  information,   investment
performance  is  measured  by a  combination  of  one-  and  three-year  pre-tax performance  relative  to a  pre-established,  internally-customized  peer group and/or market benchmark.  Custom peer groups are constructed using all the funds in appropriate  Lipper or Morningstar  categories as a starting point. funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more  closely  represents  the fund's  true peers based on internal  investment  mandates and that is more stable (i.e., has less peer turnover) over the long-term.  In cases where a portfolio  manager has responsibility  for more than one policy  portfolio,  the performance of each is assigned a percentage weight  commensurate with the portfolio manager's level of responsibility.

A second  factor in the bonus  calculation  relates  to the  performance  of all
American Century funds managed according to a particular  investment style, such as U.S. growth or value.  Performance is measured for each product  individually as  described  above and then  combined to create an overall  composite  for the
product  group.  These  composites  may  measure  one-year   performance  (equal
weighted) or a combination of one- and three-year  performance  (asset weighted)
depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage  effective teamwork among portfolio  management teams in achieving long-term investment success for similarly styled portfolios.

A  portion  of some  portfolio  managers'  bonuses  may be  tied  to  individual performance  goals,  such  as  research  projects  and  the  development  of new products.

Finally,   portfolio   manager   bonuses   may   occasionally   be  affected  by
extraordinarily  positive or negative financial  performance by American Century
Companies,  Inc.  ("ACC"),  the advisor's  privately-held  parent company.  This feature  has been  designed to maintain  investment  performance  as the primary component  of  portfolio  manager  bonuses  while also  providing  a link to the advisor's ability to pay.

RESTRICTED STOCK PLANS

Portfolio  managers are eligible for grants of  restricted  stock of ACC.  These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's  grant is determined by individual and product performance  as  well  as  other  product-specific  considerations.  Grants  can appreciate/depreciate  in value based on the performance of the ACC stock during the restriction period (generally three years).

DEFERRED COMPENSATION PLANS

Portfolio  managers  are  eligible  for grants of deferred  compensation.  These grants are used in very limited  situations,  primarily for retention  purposes.
Grants are fixed and can appreciate/depreciate in value based on the performance of the American  Century mutual funds in which the portfolio  manager chooses to invest them.

OWNERSHIP OF SECURITIES

The fund will not be in operation until March 31, 2006, thus there are currently no shareholders of the fund.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services,  LLC, 4500 Main Street,  Kansas City, Missouri 64111,
serves as transfer  agent and  dividend-paying  agent for the fund.  It provides physical  facilities,  computer  hardware and  software,  and  personnel for the day-to-day  administration of the fund and the advisor.  The advisor pays ACS 's costs for serving as transfer agent and  dividend-paying  agent for the fund out of the advisor's  unified  management fee. For a description of this fee and the terms of its  payment,  see the above  discussion  under the caption  INVESTMENT
ADVISOR.

From time to time,  special services may be offered to shareholders who maintain higher  share  balances in our family of funds.  These  services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions,  newsletters and a team of personal representatives.  Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The fund's shares are distributed by American Century Investment Services,  Inc.
(ACIS), a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its  principal  business  address is 4500 Main  Street,  Kansas City,
Missouri 64111.

The  distributor  is  the  principal  underwriter  of  the  fund's  shares.  The distributor makes a continuous,  best-efforts underwriting of the fund's shares.
This means that the distributor has no liability for unsold shares.  The advisor pays ACIS's costs for serving as principal  underwriter of the fund's shares out of the advisor's  unified  management fee. For a description of this fee and the terms of its  payment,  see the above  discussion  under the caption  INVESTMENT
ADVISOR. ACIS does not earn commissions for distributing the fund's shares.

Certain financial  intermediaries  unaffiliated with the distributor or the fund may perform various  administrative  and shareholder  services for their clients who are invested in the fund.  These  services may include  assisting  with fund purchases,  redemptions and exchanges,  distributing  information about the fund and their performance, preparing and distributing client account statements, and other  administrative and shareholder  services that would otherwise be provided by the  distributor or its  affiliates.  The distributor may pay fees out of its own  resources  to such  financial  intermediaries  for the  provision  of these services.

CUSTODIAN BANKS

JPMorgan Chase Bank, 4 Metro Tech Center, Brooklyn, New York 11245, and Commerce
Bank, N.A., 1000 Walnut,  Kansas City,  Missouri 64105, each serves as custodian of the fund's assets.  The custodians take no part in determining the investment policies of the fund or deciding  which  securities are purchased or sold by the fund. The fund, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers  LLP is the independent registered public accounting firm of the funds. The address of  PricewaterhouseCoopers  LLP is 1055 Broadway, 10th
floor,  Kansas  City,  Missouri  64105.  As the  independent  registered  public accounting firm of the fund, PricewaterhouseCoopers provides services including

(1)  auditing the annual financial statements for the fund,

(2) assisting and consulting in connection with SEC filings, and

(3) reviewing the annual federal income tax return filed for the fund.

BROKERAGE ALLOCATION

The fund  generally  purchases  and  sells  debt  securities  through  principal transactions,  meaning  the fund  normally  purchase  securities  on a net basis directly from the issuer or a primary  market-maker  acting as principal for the securities.  The fund does not pay brokerage  commissions on these transactions, although the purchase price for debt securities  usually includes an undisclosed compensation.  Purchases of securities  from  underwriters  typically  include a commission or concession  paid by the issuer to the  underwriter,  and purchases from  dealers  serving as  market-makers  typically  include a dealer's  mark-up
(i.e., a spread between the bid and asked prices). The fund was not in operation as of the fiscal year end, thus no brokerage commissions were paid.

REGULAR BROKER-DEALERS

Because the fund was not in operation  as of the fiscal year end,  there were no securities of broker-dealers owned by the fund.

INFORMATION ABOUT FUND SHARES

The  Declaration  of Trust  permits the Board of Trustees to issue an  unlimited number of full and fractional  shares of beneficial  interest without par value, which  may be  issued  in a series  (or  funds).  The fund is a series of shares issued by ACMT. In addition,  the fund may be divided into separate classes. See
MULTIPLE CLASS  STRUCTURE,  which follows.  Additional  funds and classes may be added without a shareholder vote.

The fund votes  separately  on matters  affecting the fund  exclusively.  Voting rights are not  cumulative,  so that  investors  holding more than 50% of ACMT's outstanding  shares may be able to elect a Board of  Trustees.  ACMT  undertakes dollar-based voting,  meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of trustees is  determined  by the votes  received  from all Trust  shareholders without  regard to whether a majority  of shares of the fund voted in favor of a particular nominee or all nominees as a group.

Each shareholder has rights to dividends and distributions  declared by the fund and  to  the  net  assets  of the  fund  upon  its  liquidation  or  dissolution proportionate to his or her share ownership  interest in the fund. Shares of the fund have equal voting  rights,  although the fund votes  separately  on matters affecting the fund exclusively.

ACMT shall continue unless  terminated by (1) approval of at least two-thirds of the shares of each fund  entitled  to vote,  or (2) by the  trustees  by written notice to  shareholders of each fund. The fund may be terminated by (1) approval of at least  two-thirds  of the shares of the fund,  or (2) by the  trustees  by written notice to shareholders of the fund.

Upon  termination  of ACMT or a fund,  as the case  may be,  ACMT  shall  pay or otherwise provide for all charges,  taxes, expenses and liabilities belonging to
ACMT or the fund.  Thereafter,  ACMT shall reduce the remaining assets belonging to each fund (or the particular fund) to cash, shares of other securities or any combination  thereof, and distribute the proceeds belonging to each fund (or the particular  fund) to the  shareholders  of that fund  ratably  according  to the number of shares of that fund held by each shareholder on the termination date.

Shareholders   of  a   Massachusetts   business   trust  could,   under  certain
circumstances,  be held  personally  liable for its  obligations.  However,  the
Declaration of Trust contains an express disclaimer of shareholder liability for acts or  obligations  of ACMT.  The  Declaration  of  Trust  also  provides  for indemnification and reimbursement of expenses of any shareholder held personally liable for  obligations  of ACMT.  The  Declaration  of Trust provides that ACMT will, upon request, assume the defense of any claim made against any shareholder for  any act or  obligation  of ACMT  and  satisfy  any  judgment  thereon.  The
Declaration  of  Trust  further  provides  that  ACMT may  maintain  appropriate insurance (for example,  fidelity,  bonding and errors and omissions  insurance)
for the protection of ACMT, its shareholders,  trustees, officers, employees and agents  to  cover  possible  tort and  other  liabilities.  Thus,  the risk of a shareholder  incurring  financial loss as a result of  shareholder  liability is limited to circumstances  in which both inadequate  insurance exists and ACMT is unable to meet its obligations.

The assets belonging to each series are held separately by the custodian and the shares of each series represent a beneficial interest in the principal, earnings and profit (or losses) of  investments  and other  assets held for each  series.
Your rights as a shareholder  are the same for all series of  securities  unless otherwise  stated.  Within their respective fund or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

Each shareholder has rights to dividends and distributions  declared by the fund he or she owns and to the net  assets  of such  fund  upon  its  liquidation  or dissolution  proportionate  to his or her share ownership  interest in the fund.
Shares  of each  fund  have  equal  voting  rights,  although  each  fund  votes separately on matters affecting that fund exclusively.

MULTIPLE CLASS STRUCTURE

The Board of Trustees has adopted a multiple  class plan (the  Multiclass  Plan)
pursuant to Rule 18f-3  adopted by the SEC.  The plan is described in Exhibit II to the Proxy Statement and Prospectus. Pursuant to such plan, the fund may issue up to five classes of shares:  Investor Class,  Institutional  Class, A Class, B
Class and C Class.

The Investor Class of most funds is made available to investors directly without any  load  or  commission,  for a  single  unified  management  fee.  It is also available  through some  financial  intermediaries.  The Investor Class of those funds  which  have A and B Classes is not  available  directly  at no load.  The
Institutional  Class is made available to institutional  shareholders or through financial  intermediaries  that do not require the same level of shareholder and administrative  services from the advisor as Investor Class  shareholders.  As a result,  the advisor is able to charge  these  classes a lower total  management fee.  The  A,  B and  C  Classes  also  are  made  available  through  financial intermediaries,  for purchase by individual  investors who receive  advisory and personal services from the intermediary.  The unified management fee is the same as for  Investor  Class,  but the A, B and C Class  shares each are subject to a separate Master  Distribution  and Individual  Shareholder  Services Plan (the A
Class Plan, B Class Plan and C Class Plan,  respectively and  collectively,  the
Plans)  described  below.  The Plans have been  adopted  by the fund's  Board of
Trustees in accordance  with Rule 12b-1 adopted by the SEC under the  Investment
Company Act.

RULE 12B-1

Rule 12b-1 permits an  investment  company to pay expenses  associated  with the distribution  of its shares in  accordance  with a plan  adopted by its Board of
Trustees and approved by its  shareholders.  Pursuant to such rule, the Board of
Trustees and initial  shareholder  of the fund's A, and C Classes have  approved and entered into the A Class Plan, B Class Plan and C Class Plan,  respectively.
The plans are described below.

In adopting the plans,  the Board of Trustees  (including a majority of trustees who are not  interested  persons  of the funds  [as  defined  in the  Investment
Company Act], hereafter referred to as the independent trustees) determined that there was a reasonable likelihood that the plans would benefit the funds and the shareholders of the affected class.  Some of the  anticipated  benefits  include improved  name  recognition  for the  funds  generally;  and  growing  assets in existing funds,  which helps retain and attract  investment  management  talent, provides a better environment for improving fund performance,  and can lower the total  expense  ratio for funds with  stepped-fee  schedules.  Pursuant  to Rule
12b-1,  information  with respect to revenues  and  expenses  under the plans is presented to the Board of Trustees quarterly for its consideration in connection with its  deliberations  as to the continuance of the plans.  Continuance of the plans must be  approved by the Board of  Trustees  (including  a majority of the independent trustees) annually.  The plans may be amended by a vote of the Board of Trustees (including a majority of the independent trustees),  except that the plans may not be  amended  to  materially  increase  the  amount to be spent for distribution  without  majority  approval of the  shareholders  of the  affected class.  The plans terminate  automatically in the event of an assignment and may be terminated upon a vote of a majority of the  independent  trustees or by vote of a majority of the outstanding voting securities of the affected class.

All fees paid under the plans will be made in accordance  with Section 26 of the
Conduct Rules of the National Association of Securities Dealers (NASD).

A CLASS PLAN

As described in Exhibit II to the Proxy  Statement and  Prospectus,  the A Class
shares  of  the  fund  are  made   available  to  persons   purchasing   through
broker-dealers,  banks,  insurance companies and other financial  intermediaries that provide various administrative,  shareholder and distribution services. The fund's  distributor  enters into contracts  with various banks,  broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the fund's shares  and/or the use of the fund's shares in various  investment products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the fund's transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for A  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  fund's  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the fund's
Board of Trustees  has  adopted the A Class Plan.  Pursuant to the A Class Plan, the A Class pays the fund's  distributor 0.25% annually of the average daily net asset value of the A Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services (as described below) and for distribution  services,  including past distribution  services (as described below).  This payment is fixed at 0.25% and is not based on expenses incurred by the distributor.

The fund was not in operation as of the fiscal year end,  thus no fees were paid under the A Class plan.

The  distributor  then makes  these  payments  to the  financial  intermediaries
(including underwriters and broker-dealers,  who may use some of the proceeds to compensate  sales  personnel)  who offer  the A Class  shares  for the  services described  below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the fund.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of A Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell A Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the fund's A Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the fund's shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the fund pursuant to the terms of the agreement  between the  corporation  and the fund's  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

B CLASS PLAN

As described in Exhibit II to the Proxy  Statement and  Prospectus,  the B Class
shares  of  the  fund  are  made   available  to  persons   purchasing   through
broker-dealers,  banks,  insurance companies and other financial  intermediaries that provide various administrative,  shareholder and distribution services. The fund's  distributor  enters into contracts  with various banks,  broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the fund's shares  and/or the use of the fund's shares in various  investment products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the fund's transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for B  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  fund's  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the fund's
Board of Trustees  has  adopted the B Class Plan.  Pursuant to the B Class Plan, the B Class pays the fund's  distributor 1.00% annually of the average daily net asset  value of the fund's B Class  shares,  0.25% of which is paid for  certain ongoing individual shareholder and administrative  services (as described below)
and  0.75%  of  which  is  paid  for  distribution   services,   including  past
distribution  services (as described below).  This payment is fixed at 1.00% and is not based on expenses incurred by the distributor.

The fund was not in operation as of the fiscal year end,  thus no fees were paid under the B Class plan.

The  distributor  then makes  these  payments  to the  financial  intermediaries
(including underwriters and broker-dealers,  who may use some of the proceeds to compensate  sales  personnel)  who offer  the B Class  shares  for the  services described  below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the fund.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of B Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell B Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the fund's B Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the fund's shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the fund pursuant to the terms of the agreement  between the  corporation  and the fund's  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

C CLASS PLAN

As described in Exhibit II to the Proxy  Statement and  Prospectus,  the C Class
shares  of  the  fund  are  made   available  to  persons   purchasing   through
broker-dealers,  banks,  insurance companies and other financial  intermediaries that provide various administrative,  shareholder and distribution services. The fund's  distributor  enters into contracts  with various banks,  broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the fund's shares  and/or the use of the fund's shares in various  investment products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the fund's transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for C  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  fund's  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the fund's
Board of Trustees  has  adopted the C Class Plan.  Pursuant to the C Class Plan, the C Class pays the fund's  distributor 1.00% annually of the average daily net asset  value of the fund's C Class  shares,  0.25% of which is paid for  certain ongoing individual shareholder and administrative  services (as described below)
and  0.75%  of  which  is  paid  for  distribution   services,   including  past
distribution  services (as described below).  This payment is fixed at 1.00% and is not based on expenses incurred by the distributor.

The fund was not in operation as of the fiscal year end,  thus no fees were paid under the C Class plan.

The  distributor  then makes  these  payments  to the  financial  intermediaries
(including underwriters and broker-dealers,  who may use some of the proceeds to compensate  sales  personnel)  who offer  the C Class  shares  for the  services described  below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the fund.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of C Class shares,  which  services may include but are not limited to:

(a)  paying  sales  commissions,  on-going  commissions  and other  payments  to brokers, dealers,  financial institutions or others who sell C Class shares pursuant to selling agreements;

(b)  compensating   registered   representatives   or  other  employees  of  the
     distributor  who  engage in or support  distribution  of the fund's C Class shares;

(c)  compensating  and  paying  expenses   (including   overhead  and  telephone
     expenses) of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the fund's shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the fund pursuant to the terms of the agreement  between the  corporation  and the fund's  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

SALES CHARGES

The sales charges applicable to the A, B and C Classes of the fund are described in Exhibit II to the Proxy  Statement  and  Prospectus  for those classes in the section titled  "Investing  Through a Financial  Intermediary."  Shares of the A
Class are subject to an initial  sales charge,  which  declines as the amount of the purchase  increases  pursuant to the schedule set forth in Exhibit II to the
Proxy  Statement  and  Prospectus.  This  charge may be waived in the  following situations due to sales efficiencies and competitive considerations:

o    Qualified retirement plan purchases

o    Certain individual retirement account rollovers

o    Purchases  by  registered  representatives  and other  employees of certain financial  intermediaries (and their immediate family members) having sales agreements with the advisor or the distributor

o    Wrap accounts  maintained for clients of certain  financial  intermediaries who have entered into agreements with American Century

o    Purchases by current and retired  employees  of American  Century and their immediate  family members (spouses and children under age 21) and trusts or qualified retirement plans established by those persons

o    Purchases  by  certain  other   investors   that  American   Century  deems
     appropriate,  including  but not  limited to current or retired  directors, trustees and  officers of fund  managed by the advisor,  employees of those persons and trusts and  qualified  retirement  plans  established  by those persons

There are several ways to reduce the sales charges applicable to a purchase of A
Class shares.  These methods are described in Exhibit II to the Proxy  Statement and  Prospectus.  You or your  financial  advisor  must  indicate at the time of purchase that you intend to take advantage of one of these reductions.

Shares of the A, B and C Classes  are  subject to a  contingent  deferred  sales charge  (CDSC)  upon  redemption  of the  shares in certain  circumstances.  The specific  charges and when they apply are  described  in Exhibit II to the Proxy
Statement and Prospectus. The CDSC may be waived for certain redemptions by some shareholders, as described in Exhibit II to the Proxy Statement and Prospectus.

An investor may terminate his relationship  with an intermediary at any time. If the investor  does not  establish a  relationship  with a new  intermediary  and transfer any accounts to that new  intermediary,  such accounts may be exchanged to the Investor Class of the fund, if such class is available. The investor will be the shareholder of record of such accounts. In this situation, any applicable
CDSCs will be charged when the exchange is made.

Because the fund was not in  operation  as of the fiscal year end, no CDSCs were paid.

DEALER CONCESSIONS

The  fund's  distributor  expects  to pay  sales  commissions  to the  financial intermediaries  who sell A, B and/or C Class  shares  of the fund at the time of such sales. Payments for A Class shares will be as follows:

PURCHASE AMOUNT                    DEALER CONCESSION
--------------------------------------------------------------------------------
LESS THAN $50,000                       4.00%
--------------------------------------------------------------------------------
$50,000 - $99,999                       4.00%
--------------------------------------------------------------------------------
$100,000 - $249,999                     3.00%
--------------------------------------------------------------------------------
$250,000 - $499,999                     2.00%
--------------------------------------------------------------------------------
$500,000 - $999,999                     1.75%
--------------------------------------------------------------------------------
$1,000,000 - $3,999,999                 1.00%
--------------------------------------------------------------------------------
$4,000,000 - $9,999,999                 0.50%
--------------------------------------------------------------------------------
GREATER THAN $10,000,000                0.25%
--------------------------------------------------------------------------------

Payments  will equal 4.00% of the purchase  price of B Class shares and 1.00% of the  purchase  price  of  the C  Class  shares  sold  by the  intermediary.  The distributor  will retain the 12b-1 fee paid by the C Class of fund for the first
12 months after the shares are purchased. This fee is intended in part to permit the  distributor  to recoup a portion of on-going  sales  commissions to dealers plus financing  costs,  if any.  Beginning with the first day of the 13th month, the distributor will make the C Class  distribution  and individual  shareholder services fee payments described above to the financial  intermediaries  involved on a quarterly basis. In addition, B and C Class purchases and A Class purchases greater than  $1,000,000 are subject to a CDSC as described in Exhibit II to the
Proxy Statement and Prospectus.

From  time to time,  the  distributor  may  provide  additional  concessions  to dealers,  including but not limited to payment  assistance for  conferences  and seminars,  provision of sales or training  programs for dealer  employees and/or the public (including, in some cases, payment for travel expenses for registered representatives  and other dealer  employees who  participate),  advertising and sales  campaigns  about the fund, and  assistance in financing  dealer-sponsored events.  Other concessions may be offered as well, and all such concessions will be consistent  with  applicable  law,  including the  then-current  rules of the
National  Association  of Securities  Dealers,  Inc. Such  concessions  will not change the price paid by investors for shares of the fund.

BUYING AND SELLING FUND SHARES

Information  about buying,  selling,  exchanging and, if applicable,  converting fund shares is contained in Exhibit II to the Proxy Statement and Prospectus.

VALUATION OF A FUND'S SECURITIES

All classes of the fund except the A Class are offered at their net asset value, as described  below. The A Class of the fund is offered at their public offering price,  which is the net asset value plus the  appropriate  sales  charge.  This calculation may be expressed as a formula:

Offering Price = Net Asset Value/(1 - Sales Charge as a % of Offering Price)

For example,  if the net asset value of the fund's A Class shares is $5.00,  the public offering price would be $5.00/(1 - 4.50%) = $5.24.

The  fund's net asset  value per share  (NAV) is  calculated  as of the close of business of the New York Stock  Exchange (the Exchange) each day the Exchange is open for business.  The Exchange  usually  closes at 4 p.m.  Eastern  time.  The
Exchange  typically  observes the  following  holidays:  New Year's Day,  Martin
Luther King Jr. Day,  Presidents' Day, Good Friday,  Memorial Day,  Independence
Day, Labor Day,  Thanksgiving  Day and Christmas Day.  Although the fund expects the same  holidays to be observed in the  future,  the  Exchange  may modify its holiday schedule at any time.

The fund's NAV is calculated by adding the value of all portfolio securities and other  assets,  deducting  liabilities  and dividing the result by the number of shares  outstanding.  Expenses and interest  earned on portfolio  securities are accrued daily.

Securities  held by the fund  normally  are priced by using data  provided by an independent  pricing  service,  provided  that such  prices are  believed by the advisor to reflect the fair market value of portfolio securities.

Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services are generally  determined  without  regard to bid or last sale  prices.  In  valuing securities,  the pricing  services  generally  take into  account  institutional trading activity,  trading in similar groups of securities, and any developments related to specific securities.  The methods used by the pricing service and the valuations  so  established  are  reviewed  by the  advisor  under  the  general supervision  of the Board of  Trustees.  There are a number of pricing  services available,  and the  advisor,  on the  basis  of  ongoing  evaluation  of  these services,  may use other pricing  services or discontinue the use of any pricing service in whole or in part.

Securities  not priced by a pricing  service are valued at the mean  between the most  recently  quoted  bid and  ask  prices  provided  by  broker-dealers.  The municipal bond market is typically a "dealer  market";  that is, dealers buy and sell bonds for their own accounts  rather than for customers.  As a result,  the spread, or difference,  between bid and asked prices for certain municipal bonds may differ substantially among dealers.

Debt  securities  maturing within 60 days of the valuation date may be valued at cost,  plus or minus any  amortized  discount  or premium,  unless the  trustees determine  that this would not  result in fair  valuation  of a given  security.
Other assets and securities for which  quotations are not readily  available are valued in good faith at their fair value using methods  approved by the Board of
Trustees.

TAXES

FEDERAL INCOME TAX

The fund intends to qualify  annually as a regulated  investment  company  under
Subchapter M of the Internal  Revenue Code of 1986, as amended (the Code). By so qualifying, the fund should be exempt from federal and state income taxes to the extent that it distributes  substantially  all of its net investment  income and net realized  capital gains (if any) to investors.  If the fund fails to qualify as a regulated  investment company,  it will be liable for taxes,  significantly reducing its  distributions to investors and eliminating  investors'  ability to treat distributions received from the fund in the same manner in which they were realized by the fund.

Certain bonds purchased by the fund may be treated as bonds that were originally issued at a discount.  Original issue discount  represents  interest for federal income tax purposes and can generally be defined as the  difference  between the price  at  which a  security  was  issued  and its  stated  redemption  price at maturity.  Original issue discount, although no cash is actually received by the fund until the maturity of the bond, is treated for federal  income tax purposes as income earned by the fund over the term of the bond, and therefore is subject to the distribution requirements of the Code. The annual amount of income earned on such a bond by the fund  generally is  determined  on the basis of a constant yield to maturity that takes into account the semiannual  compounding of accrued interest.  Original  issue discount on an obligation  with interest  exempt from federal income tax will constitute tax-exempt interest income to the fund.

In addition,  some of the bonds may be purchased by the fund at a discount  that exceeds the  original  issue  discount on such bonds,  if any.  This  additional discount  represents  market discount for federal income tax purposes.  The gain realized on the disposition of any bond having market discount generally will be treated as taxable  ordinary income to the extent it does not exceed the accrued market  discount on such bond (unless the fund elects to include market discount in  income  in tax  years to which it is  attributable).  If the fund  elects to include market discount in income in the tax years to which it is  attributable, the market  discount  accrues on a daily  basis for each day the bond is held by the fund.  Market discount is calculated on a straight-line  basis over the time remaining  to the bond's  maturity.  In the case of any debt  security  having a fixed  maturity  date of not more than one year  from  date of  issue,  the gain realized on disposition generally will be treated as short-term capital gain.

If fund shares are purchased  through  taxable  accounts,  distributions  of net investment income (if not considered exempt from federal tax) and net short-term capital gains are taxable to you as ordinary income.

Interest on certain  types of  industrial  development  bonds (small  issues and obligations issued to finance certain exempt facilities that may be leased to or used by persons  other than the  issuer) is not exempt from  federal  income tax when received by "substantial  users" or persons related to substantial users as defined  in the Code.  The term  "substantial  user"  includes  any  "non-exempt person" who regularly uses in trade or business part of a facility financed from the proceeds of industrial  development bonds. The fund may invest  periodically
in  industrial  development  bonds  and,  therefore,   may  not  be  appropriate
investments  for entities that are substantial  users of facilities  financed by
industrial   development  bonds  or  "related  persons"  of  substantial  users.
Generally,  an individual  will not be a related  person of a  substantial  user under the Code unless he or his immediate  family  (spouse,  brothers,  sisters, ancestors and lineal  descendants) owns directly or indirectly in aggregate more than 50% of the equity value of the substantial user.

Under the Code, any  distribution of the fund's net realized  long-term  capital gains  designated by the fund as a capital  gains  dividend is taxable to you as long-term  capital  gains,  regardless  of the length of time you have held your shares in the fund.  If you purchase  shares in the fund and sell them at a loss within six  months,  your loss on the sale of those  shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares.  Any such loss will be disallowed to the extent of any tax-exempt  dividend income you received on those shares. In addition,  although highly  unlikely,  the Internal Revenue Service may determine that a bond issued as tax-exempt  should in fact be taxable.  If the fund were to hold such a bond, they might have to distribute  taxable  income or  reclassify as taxable  income previously distributed as tax-free.

If you have not complied with certain  provisions  of the Internal  Revenue Code and  Regulations,  either  American  Century or your financial  intermediary  is required by federal law to withhold and remit the applicable federal withholding rate of reportable payments (which may include taxable dividends,  capital gains distributions and redemption proceeds) to the IRS. Those regulations require you to certify  that the Social  Security  number or tax  identification  number you provide is correct  and that you are not  subject to  withholding  for  previous under-reporting  to  the  IRS.  You  will  be  asked  to  make  the  appropriate certification on your account  application.  Payments  reported by us to the IRS that omit your Social Security number or tax identification  number will subject us to a  non-refundable  penalty  of $50,  which will be  charged  against  your account  if you fail to  provide  the  certification  by the time the  report is filed.

A redemption of shares of the fund  (including a redemption  made in an exchange transaction)  will be a taxable  transaction for federal income tax purposes and you generally  will  recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount  received.  If a loss is realized on the redemption of fund shares,  the  reinvestment  in additional  fund shares within 30 days before or after the  redemption may be subject to the "wash sale"
rules of the Code,  resulting in a postponement  of the recognition of such loss for federal income tax purposes.

ALTERNATIVE MINIMUM TAX

While  the  interest  on bonds  issued  to  finance  essential  state  and local government  operations  is  generally  exempt from regular  federal  income tax, interest on certain  private  activity bonds issued after August 7, 1986,  while exempt from regular federal income tax,  constitutes a  tax-preference  item for taxpayers in determining  alternative  minimum tax liability  under the Code and the income tax provisions of several states.

The fund may invest in private  activity bonds. The interest on private activity bonds could subject a shareholder to, or increase  liability  under, the federal alternative minimum tax, depending on the shareholder's tax situation.

All  distributions  derived from interest exempt from regular federal income tax may subject  corporate  shareholders  to, or increase their liability under, the alternative  minimum  tax  because  these  distributions  are  included  in  the corporation's adjusted current earnings.

ACMT will  inform  fund  shareholders  annually  of the amount of  distributions derived from interest payments on private activity bonds.

The  information  above  is only a  summary  of  some of the tax  considerations affecting the fund's and their shareholders. No attempt has been made to discuss individual tax consequences.  A prospective  investor should consult with his or her tax advisors or state or local tax authorities to determine whether the fund is a suitable investment.

FINANCIAL STATEMENTS

The fund was not in operation as of the most recent fiscal year,  thus there are no financial statements for the fund.

EXPLANATION OF FIXED-INCOME
SECURITIES RATINGS

As  described  in Exhibit II to the Proxy  Statement  and  Prospectus,  the fund invests in fixed-income securities.  Those investments,  however, are subject to certain  credit  quality  restrictions,  as noted  in  Exhibit  II to the  Proxy
Statement and Prospectus and in this information.  The following is a summary of the  rating  categories  referenced  in Exhibit  II to the Proxy  Statement  and
Prospectus.

RATINGS OF CORPORATE DEBT SECURITIES

STANDARD & POOR'S
--------------------------------------------------------------------------------
AAA            This is the highest rating assigned by S&P to a debt  obligation.
               It  indicates an  extremely  strong  capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
AA             Debt rated in this  category is  considered to have a very strong capacity to pay interest and repay principal. It differs from the highest-rated obligations only in small degree.
--------------------------------------------------------------------------------
A              Debt  rated A has a strong  capacity  to pay  interest  and repay principal,  although  it is  somewhat  more  susceptible  to  the
               adverse  effects  of  changes  in   circumstances   and  economic
               conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
BBB            Debt rated in this  category  is  regarded  as having an adequate capacity to pay interest and repay  principal.  While it normally
               exhibits  adequate   protection   parameters,   adverse  economic
               conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated  categories.  Debt rated below
               BBB   is    regarded    as   having    significant    speculative
               characteristics.
--------------------------------------------------------------------------------
BB             Debt rated in this category has less near-term  vulnerability  to default than other speculative  issues.  However,  it faces major ongoing uncertainties or exposure to adverse business, financial, or economic  conditions that could lead to inadequate capacity to meet timely interest and principal  payments.  The BB rating also is used for debt  subordinated to senior debt that is assigned an actual or implied BBB rating.
--------------------------------------------------------------------------------
B              Debt rated in this category is more vulnerable to nonpayment than obligations  rated BB,  but  currently  has the  capacity  to pay interest and repay principal.  Adverse  business,  financial,  or economic  conditions will likely impair the obligor's capacity or willingness to pay interest and repay principal.
--------------------------------------------------------------------------------
CCC            Debt rated in this category is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions  to meet timely  payment of interest and  repayment of principal.  In the  event  of  adverse  business,  financial,  or economic conditions, it is not likely to have the capacity to pay interest  and repay  principal.  The CCC rating  category is also used for debt  subordinated  to senior  debt that is  assigned an actual or implied B or B- rating.
--------------------------------------------------------------------------------
CC             Debt rated in this  category is currently  highly  vulnerable  to
               nonpayment.   This  rating  category  is  also  applied  to  debt
               subordinated to senior debt that is assigned an actual or implied
               CCC rating.
--------------------------------------------------------------------------------
C              The rating C typically is applied to debt  subordinated to senior debt,  and  is  currently  highly  vulnerable  to  nonpayment  of interest  and  principal.  This  rating  may be used  to  cover a situation  where a bankruptcy  petition has been filed or similar action taken, but debt service payments are being continued.
--------------------------------------------------------------------------------
D              Debt rated in this  category is in  default.  This rating is used when interest  payments or principal  repayments  are not made on the date due even if the applicable grace period has not expired, unless S&P believes  that such  payments will be made during such grace  period.  It  also  will  be  used  upon  the  filing  of a bankruptcy  petition  or the  taking of a similar  action if debt service payments are jeopardized.
--------------------------------------------------------------------------------

MOODY'S INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------
Aaa            This  is  the  highest  rating  assigned  by  Moody's  to a  debt obligation.  It  indicates an  extremely  strong  capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
Aa             Debt rated in this  category is  considered to have a very strong capacity to pay interest and repay principal and differs from Aaa issues  only  in a small  degree.  Together  with  Aaa  debt,  it comprises what are generally known as high-grade bonds.
--------------------------------------------------------------------------------
A              Debt rated in this category  possesses many favorable  investment attributes  and is to be considered as  upper-medium-grade  debt.
               Although  capacity  to  pay  interest  and  repay  principal  are considered  adequate,  it is  somewhat  more  susceptible  to the
               adverse  effects  of  changes  in   circumstances   and  economic
--------------------------------------------------------------------------------
Baa            Debt rated in this category is considered  as  medium-grade  debt having an adequate  capacity to pay interest and repay principal.
               While  it  normally  exhibits  adequate  protection   parameters,
               adverse economic  conditions or changing  circumstances  are more likely to lead to a weakened  capacity to pay  interest and repay
               principal  for  debt  in  this  category  than  in   higher-rated
               categories.   Debt  rated   below  Baa  is   regarded  as  having
               significant speculative characteristics.
--------------------------------------------------------------------------------
Ba             Debt rated Ba has less  near-term  vulnerability  to default than
               other  speculative  issues.   However,  it  faces  major  ongoing
               uncertainties  or  exposure  to adverse  business,  financial  or economic  conditions  that could lead to  inadequate  capacity to meet timely interest and principal payments. Often the protection of interest and principal payments may be very moderate.
--------------------------------------------------------------------------------
B              Debt  rated  B  has  a  greater  vulnerability  to  default,  but
               currently  has  the  capacity  to  meet  financial   commitments.
               Assurance of interest and principal payments or of maintenance of other terms of the  contract  over any long period of time may be small.  The B rating category is also used for debt  subordinated to senior  debt that is  assigned  an actual or implied Ba or Ba3 rating.
--------------------------------------------------------------------------------
Caa            Debt rated Caa is of poor standing,  has a currently identifiable
               vulnerability  to  default,   and  is  dependent  upon  favorable
               business,  financial  and  economic  conditions  to  meet  timely payment of interest and repayment of  principal.  In the event of adverse  business,  financial or economic  conditions,  it is not likely to have the capacity to pay interest and repay  principal.
               Such issues may be in default or there may be present elements of danger with respect to  principal or interest.  The Caa rating is also used for debt  subordinated  to senior debt that is assigned an actual or implied B or B3 rating.
--------------------------------------------------------------------------------
Ca             Debt  rated  in this  category  represent  obligations  that  are speculative  in a high  degree.  Such debt is often in default or has other marked shortcomings.
--------------------------------------------------------------------------------
C              This is the lowest rating  assigned by Moody's,  and debt rated C can be regarded as having  extremely  poor prospects of attaining investment standing.
--------------------------------------------------------------------------------

FITCH INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------
AAA            Debt rated in this category has the lowest  expectation of credit risk.  Capacity for timely  payment of financial  commitments  is exceptionally strong and highly unlikely to be adversely affected by foreseeable events.
--------------------------------------------------------------------------------
AA             Debt rated in this category has a very low  expectation of credit risk.  Capacity for timely  payment of financial  commitments  is very  strong  and not  significantly  vulnerable  to  foreseeable events.
--------------------------------------------------------------------------------
A              Debt rated in this category has a low expectation of credit risk.
               Capacity for timely  payment of financial  commitments is strong, but may be more  vulnerable  to  changes in  circumstances  or in economic conditions than debt rated in higher categories.
--------------------------------------------------------------------------------

FITCH INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------
BBB            Debt rated in this category  currently has a low  expectation  of credit  risk and an  adequate  capacity  for  timely  payment  of financial commitments.  However, adverse changes in circumstances and in  economic  conditions  are  more  likely  to  impair  this capacity. This is the lowest investment grade category.
--------------------------------------------------------------------------------
BB             Debt  rated in this  category  has a  possibility  of  developing credit  risk,  particularly  as the  result of  adverse  economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.
--------------------------------------------------------------------------------
B              Debt rated in this category has  significant  credit risk,  but a limited margin of safety remains. Financial commitments currently are being met, but capacity for continued  debt service  payments is contingent upon a sustained,  favorable  business and economic environment.
--------------------------------------------------------------------------------
CCC, CC, C     Debt  rated  in  these  categories  has a  real  possibility  for default.  Capacity  for  meeting  financial  commitments  depends
               solely   upon   sustained,   favorable   business   or   economic
               developments.  A CC rating  indicates  that  default of some kind appears probable; a C rating signals imminent default.
--------------------------------------------------------------------------------
DDD, DD, D     The ratings of obligations in these categories are based on their
               prospects   for   achieving   partial  or  full   recovery  in  a
               reorganization  or  liquidation  of the obligor.  While  expected recovery  values are highly  speculative  and cannot be estimated with any precision,  the following  serve as general  guidelines.
               DDD obligations have the highest  potential for recovery,  around
               90%  -100%  of  outstanding  amounts  and  accrued  interest.  DD indicates potential  recoveries in the range of 50%-90% and D the lowest recovery potential, i.e., below 50%.

               Entities rated in these  categories have defaulted on some or all of  their  obligations.  Entities  rated  DDD  have  the  highest prospect for  resumption of  performance  or continued  operation with or without a formal reorganization  process.  Entities rated
               DD and D are  generally  undergoing  a formal  reorganization  or liquidation  process;  those  rated DD are  likely  to  satisfy a higher portion of their outstanding  obligations,  while entities rated D have a poor prospect of repaying all obligations.
--------------------------------------------------------------------------------

To provide more detailed  indications of credit  quality,  the Standard & Poor's ratings  from AA to CCC may be modified by the  addition of a plus or minus sign to show  relative  standing  within  these major rating  categories.  Similarly,
Moody's adds numerical modifiers (1, 2, 3) to designate relative standing within its major bond  rating  categories.  Fitch,  Inc.  also  rates  bonds and uses a ratings system that is substantially similar to that used by Standard & Poor's.

COMMERCIAL PAPER RATINGS
--------------------------------------------------------------------------------
S&P       MOODY'S     DESCRIPTION
--------------------------------------------------------------------------------
A-1       Prime-1     This indicates that the degree of safety regarding timely
                      payment is strong. Standard & Poor's rates those issues
          (P-1)       determined to possess extremely strong safety
                      characteristics as A-1+.
--------------------------------------------------------------------------------
A-2       Prime-2     Capacity for timely payment on commercial paper is
                      satisfactory, but the relative degree of safety is not as
          (P-2)       high as for issues designated A-1. Earnings trends and
                      coverage ratios, while sound, will be more subject to
                      variation. Capitalization characteristics, while still
                      appropriated, may be more affected by external conditions.
                      Ample alternate liquidity is maintained.
--------------------------------------------------------------------------------
A-3       Prime-3     This indicates satisfactory capacity for timely repayment.
                      Issues that carry this rating are somewhat more vulnerable
          (P-3)       to the adverse changes in circumstances than obligations
                      carrying the higher designations.
--------------------------------------------------------------------------------

NOTE RATINGS
--------------------------------------------------------------------------------
S&P    MOODY'S         DESCRIPTION
--------------------------------------------------------------------------------
SP-1   MIG-1; VMIG-1   Notes are of the highest quality enjoying strong
                       protection from established cash flows of funds for their
                       servicing or from established and broad-based access to
                       the market for refinancing, or both.
--------------------------------------------------------------------------------
SP-2   MIG-2; VMIG-2   Notes are of high quality, with margins of protection
                       ample, although not so large as in the preceding group.
--------------------------------------------------------------------------------
SP-3   MIG-3; VMIG-3   Notes are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the
                       preceding grades. Market access for refinancing, in
                       particular, is likely to be less well established.
--------------------------------------------------------------------------------
SP-4   MIG-4; VMIG-4   Notes are of adequate quality, carrying specific risk but
                       having protection and not distinctly or predominantly
                       speculative.

--------------------------------------------------------------------------------

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.*

INTERNATIONAL VALUE FUND

*    PLEASE SEE THE SAI DATED  DECEMBER 1, 2005 FOR  INFORMATION  CONCERNING THE
     EMERGING MARKETS FUND,  GLOBAL GROWTH FUND,  INTERNATIONAL  DISCOVERY FUND,
     INTERNATIONAL GROWTH FUND, INTERNATIONAL  OPPORTUNITIES FUND, INTERNATIONAL
     STOCK FUND, LIFE SCIENCES FUND, AND TECHNOLOGY FUND.

THE FUND'S HISTORY

American Century World Mutual Funds,  Inc.,  ("ACWMF") is a registered  open-end management  investment  company  that  was  organized  in  1990  as  a  Maryland corporation  under the name Twentieth  Century World Investors,  Inc. In January
1997, it changed its name to American Century World Mutual Funds, Inc.

The  International  Value Fund (the "fund")  described in this  information is a separate  series of the ACWMF and  operates  for many  purposes as if it were an independent  company.  The  fund  has its own  investment  objective,  strategy, management team, assets, and tax identification and stock registration numbers.

FUND/CLASS                          TICKER SYMBOL         INCEPTION DATE
--------------------------------------------------------------------------------
INTERNATIONAL VALUE
--------------------------------------------------------------------------------
   Investor Class                       x                     x
--------------------------------------------------------------------------------
   Institutional Class                  x                     x
--------------------------------------------------------------------------------
   A Class                              x                     x
--------------------------------------------------------------------------------
   B Class                              x                     x
--------------------------------------------------------------------------------
   C Class                              x                     x
--------------------------------------------------------------------------------
   R Class                              x                     x
--------------------------------------------------------------------------------

FUND INVESTMENT GUIDELINES

This section  explains the extent to which the fund's advisor,  American Century
Global Investment  Management,  Inc. or American Century Investment  Management,
Inc., can use various investment  vehicles and strategies in managing the fund's assets. Descriptions of the investment techniques and risks associated with each appear in the  section,  INVESTMENT  STRATEGIES  AND  RISKS.  In the case of the fund's  principal  investment  strategies,  these  descriptions  elaborate  upon discussions contained in Exhibit II to the Proxy Statement and Prospectus.

The fund is diversified  as defined in the  Investment  Company Act of 1940 (the
Investment  Company  Act).  Diversified  means that,  with respect to 75% of its total  assets,  the fund will not invest more than 5% of its total assets in the securities  of a single  issuer or own more than 10% of the  outstanding  voting securities of a single issuer.

To meet federal tax  requirements for  qualification  as a regulated  investment company,  the fund  must  limit  its  investments  so that at the  close of each quarter of its taxable year

(1)  no more than 25% of its total  assets are invested in the  securities  of a single  issuer (other than the U.S.  government  or a regulated  investment company), and

(2)  with  respect to at least 50% of its total  assets,  no more than 5% of its total assets are invested in the securities of a single issuer.

In general, within the restrictions outlined here and in Exhibit II to the Proxy
Statement and Prospectus, the portfolio managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments are varied according to what is judged  advantageous  under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities  that may be held,  subject to the  investment  restrictions described  below.  It is the advisor's  intention  that the fund will  generally consist of foreign equity and equity-equivalent securities.  However, subject to the specific limitations applicable to the fund, the fund's management teams may invest the assets of the fund in varying  amounts in other  instruments  and may use other techniques,  such as those reflected in Table 1, when such a course is deemed appropriate in order to pursue the fund's investment objective.

So long as a sufficient  number of  acceptable  securities  are  available,  the portfolio  managers  intend to keep the fund fully  invested,  regardless of the movement of stock or bond prices generally.  In most  circumstances,  the fund's actual  level of cash and cash  equivalents  will be less than 10%. The managers may use futures as a way to expose the fund's  cash assets to the market,  while maintaining  liquidity.  As mentioned in Exhibit II to the Proxy  Statement  and
Prospectus,  the managers may not leverage the fund's portfolio,  so there is no greater market risk to the fund than if they purchase  stocks.  See the sections on DERIVATIVE SECURITIES, SHORT-TERM SECURITIES, and FUTURES AND OPTIONS.

TABLE 1

AN "X" IN THE TABLE BELOW  INDICATES THAT THE FUND MAY INVEST IN THE SECURITY OR
EMPLOY THE INVESTMENT TECHNIQUE THAT APPEARS IN THE CORRESPONDING ROW.

                  INTERNATIONAL
                      VALUE
----------------------------------------
Foreign                 X
Securities
----------------------------------------
Equity                  X
Equivalents
----------------------------------------
Debt                   [X%]
Securities
----------------------------------------
Convertible             X
Securities
----------------------------------------
Short Sales             X
----------------------------------------
Portfolio               x
Lending
----------------------------------------
Derivative              X
Securities
----------------------------------------
Investments            [X%]
in Issuers
with Limited
Operating
Histories
----------------------------------------
Repurchase              X
Agreements

----------------------------------------
When-Issued             X
and Forward
Commitment
Agreements
----------------------------------------
Illiquid               15%
Securities
----------------------------------------
Short-Term              X
Securities
----------------------------------------
Other                  10%
Investment
Companies
----------------------------------------
Futures &               X
Options
----------------------------------------
Foreign                 X
Currency
Transactions
and
Forward
Exchange
Contracts
----------------------------------------

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section  describes  investment  vehicles and techniques  that the portfolio managers  can use in  managing  the fund's  assets.  It also  details  the risks associated with each, because each investment vehicle and technique  contributes to the fund's overall risk profile.  To determine whether the fund may invest in a particular  investment  vehicle and whether  there is a limit on the amount of fund assets that can be invested in such vehicle or technique, consult Table 1.

FOREIGN SECURITIES

The fund may invest in the  securities  of foreign  issuers,  including  foreign governments,  when these  securities  meet the fund's  standards  of  selection.
[INTERNATIONAL  VALUE  WILL NOT  INVEST  MORE  THAN 15% OF ITS  TOTAL  ASSETS IN
SECURITIES OF FOREIGN ISSUERS THAT ARE NOT LISTED ON A RECOGNIZED  UNITED STATES
OR  FOREIGN  SECURITIES  EXCHANGE,  INCLUDING  UP TO 10% OF ITS TOTAL  ASSETS IN
SECURITIES WITH A LIMITED TRADING MARKET.]

A description of the fund's investment  strategies  regarding foreign securities is contained in Exhibit II to the Proxy Statement and  Prospectus.  Investing in
securities of foreign issuers generally involves greater risks than investing in the securities of domestic companies including:

CURRENCY  RISK.  The value of the  foreign  investments  held by the fund may be significantly  affected by changes in currency  exchange rates. The dollar value of a foreign  security  generally  decreases  when the value of the dollar rises against the foreign  currency in which the security is denominated  and tends to increase when the value of the dollar falls against such currency.  In addition, the value of fund assets may be affected by losses and other  expenses  incurred in converting  between various  currencies in order to purchase and sell foreign securities, and by currency restrictions,  exchange control regulation, currency devaluations and political developments.

POLITICAL AND ECONOMIC RISK. The economies of many of the countries in which the fund invest are not as developed as the economy of the United  States and may be subject to  significantly  different  forces.  Political or social  instability, expropriation, nationalization, or confiscatory taxation, and limitations on the removal  of funds or other  assets,  could  also  adversely  affect the value of investments.  Further,  the fund may find it  difficult  or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

REGULATORY RISK.  Foreign companies  generally are not subject to the regulatory controls  imposed  on U.S.  issuers  and,  in  general,  there is less  publicly available  information about foreign securities than is available about domestic securities.  Many  foreign  companies  are not  subject to  uniform  accounting,
auditing  and  financial   reporting   standards,   practices  and  requirements
comparable  to those  applicable  to domestic  companies.  Income  from  foreign securities  owned by the fund may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

MARKET AND TRADING RISK. Brokerage commission rates in foreign countries,  which are generally  fixed rather than subject to negotiation as in the United States, are likely to be higher.  The  securities  markets in many of the  countries  in which the fund invests  will have  substantially  less  trading  volume than the principal U.S. markets.  As a result,  the securities of some companies in these countries may be less liquid and more volatile than comparable U.S.  securities.
Furthermore,  one securities  broker may represent all or a significant  part of the trading  volume in a particular  country,  resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners.  There is generally less government regulation and supervision of foreign stock exchanges, brokers  and  issuers,  which  may  make it  difficult  to  enforce  contractual obligations.

CLEARANCE AND SETTLEMENT RISK.  Foreign  securities  markets also have different clearance  and  settlement  procedures,  and in certain  markets there have been times  when  settlements  have  been  unable  to keep  pace  with the  volume of securities  transactions,  making it  difficult  to conduct  such  transactions.
Delays in clearance and settlement could result in temporary periods when assets of the fund are uninvested and no return is earned. The inability of the fund to make intended security purchases due to clearance and settlement  problems could cause the fund to miss attractive investment opportunities. Inability to dispose of portfolio  securities due to clearance and  settlement  problems could result either  in  losses to the fund due to  subsequent  declines  in the value of the portfolio  security  or, if the fund has  entered  into a  contract  to sell the security, liability to the purchaser.

OWNERSHIP  RISK.  Evidence of  securities  ownership  may be  uncertain  in many foreign countries. In many of these countries,  the most notable of which is the
Russian Federation,  the ultimate evidence of securities  ownership is the share register held by the issuing company or its registrar.  While some companies may issue share  certificates  or provide  extracts of the company's share register, these  are  not  negotiable  instruments  and  are  not  effective  evidence  of securities  ownership.  In an ownership dispute, the company's share register is controlling. As a result, there is a risk that the fund's trade details could be incorrectly or  fraudulently  entered on the issuer's share register at the time of the transaction,  or that the fund's  ownership  position could thereafter be altered or deleted  entirely,  resulting  in a loss to the fund.  While the fund intends to invest  directly in Russian  companies  that  utilize an  independent registrar,  there can be no assurance that such investments will not result in a loss to the fund.

EMERGING MARKETS RISK.  Investing in emerging market companies generally is also riskier than investing in other foreign  securities.  Emerging market  countries may have  unstable  governments  and/or  economies  that are  subject  to sudden change.  These  changes may be magnified by the  countries'  emergent  financial markets,  resulting in significant volatility to investments in these countries.
These  countries  also may lack the  legal,  business  and social  framework  to support securities markets.

As a  result  of the  foregoing  risks,  the  fund is  intended  for  aggressive investors seeking  significant gains through  investments in foreign securities.
Those  investors  must be willing and able to accept the  significantly  greater risks  associated  with the  investment  strategy that the fund will pursue.  An investment  in  the  fund  is  not  appropriate  for  individuals  with  limited investment resources or who are unable to tolerate  fluctuations in the value of their investment.

EQUITY EQUIVALENTS

In addition to investing in common  stocks,  the fund may invest in other equity securities and equity equivalents,  including securities that permit the fund to receive an equity  interest in an issuer,  the  opportunity to acquire an equity interest in an issuer,  or the opportunity to receive a return on its investment that  permits the fund to benefit  from the growth over time in the equity of an issuer.  Examples of equity securities and equity equivalents  include preferred
stock,   convertible   preferred  stock  and  convertible   securities.   Equity
equivalents  also may include  securities  whose value or return is derived from the  value  or  return  of a  different  security.  An  example  of one  type of derivative security in which the fund might invest is a depositary receipt.

The fund may make foreign  investments  either directly in foreign securities or indirectly  by  purchasing  depositary  receipts,  depositary  shares or similar instruments (DRs) for foreign securities.  DRs are securities that are listed on exchanges  or quoted in  over-the-counter  markets in one country but  represent shares of issuers  domiciled  in  another  country.  The fund also may  purchase securities  of such  issuers in foreign  markets,  either on foreign  securities exchanges, electronic trading networks or in over-the-counter markets.

DEBT SECURITIES

The  managers  believe  that equity  securities  ordinarily  offer the  greatest potential  for  capital  appreciation.  The fund  may  invest,  however,  in any security the managers believe has the potential for capital  appreciation.  When the managers believe that the total return potential of other securities  equals or exceeds the potential return of equity securities,  the fund may invest up to
20% of its assets in such other  securities.  The other  securities the fund may invest in are bonds, notes and debt securities of companies,  and obligations of domestic or foreign governments and their agencies.

The fund may purchase sovereign debt instruments issued or guaranteed by foreign governments  or their  agencies,  including debt of emerging  market  countries.
Sovereign debt may be in the form of  conventional  securities or other types of debt  instruments,  such as  loans  or loan  participations.  Sovereign  debt of emerging  market  countries  may involve a high degree of risk and may present a risk of default or renegotiation or rescheduling of debt payments.

In the event of exceptional  market or economic  conditions,  the fund may, as a temporary defensive measure, invest all or a substantial portion of their assets in cash or  high-quality,  short-term  debt  securities.  To the extent the fund assumes a defensive  position,  it will not be pursuing its objective of capital
growth.   Less   than  10%  of  the   fund's   assets   will  be   invested   in
below-investment-grade  fixed income securities. See EXPLANATION OF FIXED-INCOME
SECURITIES  RATINGS.  Debt  securities,  especially those of issuers in emerging market countries,  may be of poor quality and speculative in nature. While these securities will be chosen primarily for their appreciation  potential,  the fund also may take the potential for income into account when selecting investments.

In addition to other factors that will affect its value, the value of the fund's investments in fixed income securities will change as prevailing  interest rates change.  In general,  the prices of such securities vary inversely with interest rates.  As  prevailing  interest  rates  fall,  the  prices  of bonds  and other securities  that trade on a yield basis rise.  When  prevailing  interest  rates rise, bond prices generally fall. These changes in value may, depending upon the particular  amount and type of  fixed-income  securities  holdings  of the fund, impact the net asset value of the fund's shares.

CONVERTIBLE SECURITIES

A convertible  security is a bond,  debenture,  note,  preferred  stock or other security  that may be  converted  into or exchanged  for a prescribed  amount of common stock of the same or a different  issuer within a particular  time period at a specified price or formula.  A convertible  security entitles the holder to receive the interest  paid or accrued on debt or the dividend  paid on preferred stock  until the  convertible  security  matures or is  redeemed,  converted  or exchanged.  Before conversion or exchange,  such securities ordinarily provide a stream of income with generally  higher yields than common stocks of the same or similar issuers,  but lower than the yield on  non-convertible  debt. Of course, there can be no  assurance  of current  income  because  issuers of  convertible securities  may  default  on their  obligations.  In  addition,  there can be no assurance of capital  appreciation  because the value of the  underlying  common stock will fluctuate.  Because of the conversion feature,  the managers consider some convertible securities to be equity equivalents.

The price of a convertible  security will normally  fluctuate in some proportion to changes in the price of the  underlying  asset.  A  convertible  security  is subject to risks  relating to the activities of the issuer and/or general market and economic  conditions.  The stream of income  typically paid on a convertible security may tend to cushion the security  against  declines in the price of the underlying asset.  However,  the stream of income causes fluctuations based upon changes in interest rates and the credit quality of the issuer. In general,  the value of a  convertible  security is a function  of (1) its yield in  comparison with yields of other  securities of comparable  maturity and quality that do not have a conversion  privilege and (2) its worth, at market value, if converted or exchanged into the underlying common stock. The price of a convertible  security often reflects such variations in the price of the underlying  common stock in a way that a  non-convertible  security  does not. At any given  time,  investment value  generally  depends  upon such  factors as the  general  level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure.

A convertible  security may be subject to redemption at the option of the issuer at a predetermined  price. If a convertible  security held by the fund is called for  redemption,  the fund would be  required to permit the issuer to redeem the security and convert it to underlying common stock or to cash, or would sell the convertible  security to a third party,  which may have an adverse effect on the fund. A convertible security may feature a put option that permits the holder of the  convertible  security  to  sell  that  security  back  to the  issuer  at a predetermined  price. The fund generally  invests in convertible  securities for their favorable price  characteristics  and total return  potential and normally would not  exercise  an option  to  convert  unless  the  security  is called or conversion is forced.

SHORT SALES

The fund may engage in short sales for cash management  purposes only if, at the time of the short  sale,  the fund owns or has the right to  acquire  securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities  until delivery occurs.  To make delivery to the  purchaser,  the executing  broker  borrows the  securities being  sold  short  on  behalf  of the  seller.  While  the  short  position  is maintained,  the seller  collateralizes its obligation to deliver the securities sold  short in an  amount  equal  to the  proceeds  of the  short  sale  plus an additional  margin amount  established  by the Board of Governors of the Federal
Reserve.  If the  fund  engages  in a short  sale,  the  fund's  custodian  will segregate cash, cash equivalents or other  appropriate  liquid securities on its records  in an amount  sufficient  to meet the  purchase  price.  There  will be certain  additional  transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the  investment of the cash proceeds of short sales.

PORTFOLIO LENDING

In order  to  realize  additional  income,  the  fund  may  lend  its  portfolio securities.  Such loans may not exceed  one-third  of the  fund's  total  assets valued at market except

o    through the purchase of debt  securities in accordance  with its investment objectives, policies and limitations, or

o    by engaging in repurchase agreements with respect to portfolio securities.

DERIVATIVE SECURITIES

To the extent permitted by its investment objectives and policies,  the fund may invest in securities  that are commonly  referred to as  derivative  securities.
Generally,  a derivative security is a financial  arrangement the value of which is based on, or derived from, a traditional  security,  asset,  or market index.
Certain derivative  securities are more accurately described as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary  receipts), currencies,  interest rates,  indices or other financial  indicators  (reference indices).  For example,  Standard & Poor's  Depositary  Receipts,  also known as
"spiders,"  track the price  performance  and dividend  yield of an S&P Index by providing a stake in the stocks that make up that index.

In addition,  the fund may make foreign  investments  either directly in foreign securities or indirectly by purchasing derivative securities known as depositary receipts, depositary shares or similar instruments (DRs) for foreign securities.
DRs are  securities  that are listed on exchanges or quoted in  over-the-counter markets in one  country but  represent  shares of issuers  domiciled  in another country.  The fund also may purchase  securities of issuers in foreign  markets, either on  foreign  securities  exchanges,  electronic  trading  networks  or in over-the-counter markets.

Some derivative  securities,  such as  mortgage-related  and other  asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative  securities and many different ways to use them.  Futures and  options are  commonly  used for  traditional  hedging purposes  to attempt to protect  the fund from  exposure  to  changing  interest rates,  securities  prices,  or currency  exchange rates and for cash management purposes as a low-cost  method of gaining  exposure to a  particular  securities market without investing directly in those securities.

The fund may not invest in a derivative  security  unless the reference index or the instrument to which it relates is an eligible investment for the fund.

The return on a derivative  security may  increase or decrease,  depending  upon changes in the reference index or instrument to which it relates.

There are risks associated with investing in derivative securities, including:

o    the risk that the underlying security, interest rate, market index or other financial  asset  will not move in the  direction  the  portfolio  managers anticipate;

o    the  possibility  that  there may be no  liquid  secondary  market,  or the possibility that price  fluctuation  limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

o    the risk that adverse price movements in an instrument can result in a loss substantially greater than the fund's initial investment; and

o    the risk that the counterparty will fail to perform its obligations.

The fund's  Board of  Directors  has reviewed  the  advisor's  policy  regarding investments in derivative securities. That policy specifies factors that must be considered in connection  with a purchase of derivative  securities and provides that the fund may not invest in a  derivative  security  if it would be possible for the fund to lose more money than the notional value of the  investment.  The policy also establishes a committee that must review certain proposed  purchases before the purchases can be made. The advisor will report on the fund's activity in derivative securities to the Board of Directors as necessary.

INVESTMENTS IN ISSUERS WITH LIMITED OPERATING HISTORIES

The fund may  invest a portion  of their  assets  in the  equity  securities  of issuers with limited  operating  histories.  The portfolio  managers consider an issuer to have a limited  operating  history if that issuer has a record of less than three years of continuous operation.  The managers will consider periods of capital formation, incubation,  consolidations,  and research and development in determining  whether  a  particular  issuer  has a  record  of  three  years  of continuous operation.

Investments  in  securities  of issuers with  limited  operating  histories  may involve greater risks than investments in securities of more mature issuers.  By their nature,  such issuers  present limited  operating  histories and financial information upon which the managers may base their investment decision on behalf of the fund.  In  addition,  financial  and  other  information  regarding  such issuers, when available, may be incomplete or inaccurate.

For purposes of this limitation,  "issuers"  refers to operating  companies that issue  securities for the purposes of issuing debt or raising capital as a means of financing their ongoing operations.  It does not, however, refer to entities, corporate or otherwise, that are created for the express purpose of securitizing obligations or income streams.  For example,  the fund's  investments in a trust created  for the  purpose of pooling  mortgage  obligations  or other  financial assets would not be subject to the limitation.

REPURCHASE AGREEMENTS

The fund may invest in  repurchase  agreements  when they present an  attractive short-term  return on cash that is not  otherwise  committed  to the purchase of securities pursuant to the investment policies of the fund.

A  repurchase  agreement  occurs  when,  at  the  time  the  fund  purchases  an interest-bearing  obligation,  the seller (a bank or a broker-dealer  registered under the Securities  Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon  price.  The  repurchase  price reflects an agreed-upon  interest  rate during the time the fund's  money is invested in the security.

Because  the  security  purchased   constitutes   collateral  security  for  the
repurchase  obligation,   a  repurchase  agreement  can  be  considered  a  loan
collateralized  by the  security  purchased.  The  fund's  risk is the  seller's ability to pay the agreed-upon  repurchase  price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral,  which would reduce the amount realized  thereon.  If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the  security  decreases,  the fund could  experience  a loss.

The fund will limit repurchase  agreement  transactions to securities  issued by the U.S.  government,  its agencies and  instrumentalities,  and will enter into such  transactions  with  those  banks and  securities  dealers  who are  deemed creditworthy by the fund's advisor.

Repurchase  Agreements  maturing in more than seven days would count  toward the fund's 15% limit on illiquid securities.

WHEN-ISSUED AND FORWARD COMMITMENT AGREEMENTS

The fund may sometimes  purchase new issues of  securities  on a when-issued  or forward commitment basis in which the transaction price and yield are each fixed at the time the  commitment is made,  but payment and delivery occur at a future date.

For example, the fund may sell a security and at the same time make a commitment to purchase  the same or a  comparable  security at a future date and  specified price. Conversely,  the fund may purchase a security and at the same time make a commitment  to sell  the same or a  comparable  security  at a  future  date and specified price. These types of transactions are executed simultaneously in what are known as  dollar-rolls,  buy/sell  back  transactions,  cash and  carry,  or financing  transactions.  For example,  a  broker-dealer  may seek to purchase a particular  security that the fund owns. The fund will sell that security to the broker-dealer and simultaneously  enter into a forward  commitment  agreement to buy it back at a future date. This type of transaction  generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing  securities on a when-issued or forward  commitment  basis,  the fund assumes the rights and risks of ownership, including the risks of price and yield  fluctuations.  Market rates of interest on debt securities at the time of delivery  may be higher or lower than those  contracted  for on the  when-issued security.  Accordingly, the value of the security may decline prior to delivery, which could result in a loss to the fund.  While the fund will make  commitments to purchase or sell  securities  with the  intention  of actually  receiving  or delivering them, it may sell the securities  before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing  securities on a when-issued or forward commitment basis, the fund will segregate cash, cash equivalents or other appropriate  liquid securities on its records in an amount  sufficient to meet the purchase  price.  When the time comes to pay for the when-issued securities,  the fund will meet its obligations with available cash,  through the sale of securities,  or, although it would not normally  expect to do so, by  selling  the  when-issued  securities  themselves
(which  may  have a  market  value  greater  or less  than  the  fund's  payment obligation).  Selling  securities  to meet  when-issued  or  forward  commitment obligations may generate taxable capital gains or losses.

RESTRICTED AND ILLIQUID SECURITIES

The fund may, from time to time,  purchase  restricted  or illiquid  securities,
including  Rule  144A  securities,   when  they  present  attractive  investment
opportunities  that otherwise meet the fund's criteria for selection.  Rule 144A securities  are  securities  that are  privately  placed  with and traded  among qualified  institutional investors rather than the general public. Although Rule
144A securities are considered restricted  securities,  they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
Securities  and  Exchange  Commission  (SEC)  has taken  the  position  that the liquidity of such  securities in the  portfolio of the fund offering  redeemable securities is a question of fact for the Board of Directors to  determine,  such determination to be based upon a consideration of the readily  available trading markets and the review of any contractual restrictions.  Accordingly,  the Board of Directors is responsible for developing and  establishing  the guidelines and procedures for determining the liquidity of Rule 144A securities.  As allowed by
Rule 144A,  the Board of Directors  has  delegated  the  day-to-day  function of determining the liquidity of Rule 144A securities to the portfolio managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for restricted  securities is generally  limited to certain qualified institutional  investors, the liquidity of such securities may be limited  accordingly and the fund may, from time to time, hold a Rule 144A or other security that is illiquid.  In such an event, the portfolio  managers will consider appropriate remedies to minimize the effect on the fund's liquidity.

SHORT-TERM SECURITIES

In order to meet anticipated  redemptions,  anticipated  purchases of additional securities for the fund's portfolio,  or, in some cases, for temporary defensive purposes,  the fund may  invest a portion  of their  assets in money  market and other short-term securities.

Examples of those securities include:

o    Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;

o    Commercial Paper;

o    Certificates of Deposit and Euro Dollar Certificates of Deposit;

o    Bankers' Acceptances;

o    Short-term notes, bonds, debentures, or other debt instruments;

o    Repurchase agreements; and

o    Money market funds.

Under the  Investment  Company Act, the fund's  investment  in other  investment companies  (including  money market funds) currently is limited to (a) 3% of the total voting  stock of any one  investment  company;  (b) 5% of the fund's total assets with  respect to any one  investment  company;  and (c) 10% of the fund's total assets in the aggregate.

These  investments may include  investments in money market funds managed by the advisor.  Any  investments  in money  market funds must be  consistent  with the investment policies and restrictions of the fund.

OTHER INVESTMENT COMPANIES

The fund may invest up to 10% of its total assets in other investment companies, such as mutual funds, provided that the investment is consistent with the fund's investment policies and restrictions.  These investments may include investments in money market funds managed by the advisor.  Under the Investment Company Act, the  fund's  investment  in such  securities,  subject  to  certain  exceptions, currently is limited to

o    3% of the total voting stock of any one investment company,

o    5% of the fund's total assets with respect to any one  investment  company,
     and

o    10% of the fund's total assets in the aggregate.

Such  purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary  brokers'
commissions.  As a shareholder  of another  investment  company,  the fund would bear,  along  with  other  shareholders,  its  pro  rata  portion  of the  other investment company's expenses,  including advisory fees. These expenses would be in addition to the  management  fee that the fund bears  directly in  connection with its own operations.

The fund may invest in exchange  traded funds (ETFs),  such as Standard & Poor's
Depositary  Receipts  (SPDRs) and the Lehman  Aggregate  Bond ETF, with the same percentage  limitations as investments in registered investment companies.  ETFs are a type of fund bought and sold on a securities exchange.  An ETF trades like common stock and usually represents a fixed portfolio of securities  designed to track the  performance  and dividend  yield of a particular  domestic or foreign market  index.  The fund may purchase an ETF to  temporarily  gain exposure to a portion of the U.S. or a foreign  market while  awaiting  purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF  could  result  in it being  more  volatile.  Additionally,  ETFs have management fees, which increase their cost.

FUTURES AND OPTIONS

The fund may enter  into  futures  contracts,  options  or  options  on  futures contracts.  Futures  contracts provide for the sale by one party and purchase by another  party of a specific  security  at a  specified  future  time and price.
Generally, futures transactions will be used to:

o    protect against a decline in market value of the fund's securities  (taking a short futures position), or

o    protect  against the risk of an increase in market value for  securities in which  the  fund  generally  invests  at  a  time  when  the  fund  is  not fully-invested (taking a long futures position), or

o    provide a temporary  substitute for the purchase of an individual  security that may be purchased in an orderly fashion.

Some futures and options  strategies,  such as selling futures,  buying puts and writing calls, hedge the fund's investments  against price  fluctuations.  Other strategies,  such as buying  futures,  writing  puts and buying  calls,  tend to increase market exposure.

Although other  techniques may be used to control the fund's  exposure to market fluctuations,  the use of futures  contracts  may be a more  effective  means of hedging this exposure.  While the fund pays brokerage  commissions in connection with opening and closing out futures  positions,  these costs are lower than the
transaction   costs  incurred  in  the  purchase  and  sale  of  the  underlying securities.

For example,  the sale of a future by the fund means the fund becomes  obligated to deliver the security  (or  securities,  in the case of an index  future) at a specified  price on a specified  date.  The  purchase of a future means the fund becomes  obligated to buy the security (or securities) at a specified price on a specified  date.  The  portfolio  managers  may  engage in futures  and  options transactions  based on securities  indices,  provided that the  transactions are consistent with the fund's investment  objectives.  Examples of indices that may be  used  include  the  Morgan  Stanley  Capital  International  (MSCI)  Europe,
Australasia,  Far East (EAFE) Index,  the  S&P/Citigroup  EMI Growth World ex-US
Index,  the MSCI Emerging  Markets Free Index, the S&P Composite 1500 Technology
Index and the S&P Composite  Health Care Index.  The managers also may engage in futures and options transactions based on specific securities. Futures contracts are traded on national  futures  exchanges.  Futures  exchanges  and trading are regulated  under the  Commodity  Exchange Act by the Commodity  Futures  Trading
Commission (CFTC), a U.S. government agency.

Index futures  contracts differ from traditional  futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead,  these contracts settle in cash at the spot market  value of the index.  Although  other types of futures  contracts by their terms call for actual  delivery or acceptance of the underlying  securities,  in most cases the  contracts  are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e.,  buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount.  This amount is known as initial margin.  The margin  deposit is intended to ensure  completion  of the contract  (delivery or acceptance  of the  underlying  security) if it is not  terminated  prior to the specified  delivery  date.  A  margin  deposit  does  not  constitute  a  margin transaction for purposes of the fund's investment restrictions.  Minimum initial margin requirements are established by the futures exchanges and may be revised.

In addition,  brokers may establish margin deposit  requirements that are higher than the exchange  minimums.  Cash held in the margin accounts  generally is not income producing. However, coupon bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income.  Subsequent payments, to and from the broker,  called variation margin,  will be made on a daily basis as the price of the underlying  security or index fluctuates,  making the future more or less  valuable,  a process  known as  marking  the  contract  to market.
Changes in  variation  margin are  recorded by the fund as  unrealized  gains or losses.  At any time prior to  expiration  of the future,  the fund may elect to close the  position by taking an opposite  position.  A final  determination  of variation  margin is then made;  additional  cash is  required  to be paid by or released to the fund and the fund realizes a loss or gain.

RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

Futures  and  options  prices can be  volatile,  and  trading  in these  markets involves  certain  risks.  If  the  portfolio  managers  apply  a  hedge  at  an inappropriate  time or judge interest rate or equity market trends  incorrectly, futures and options strategies may lower the fund's return.

The fund could suffer losses if it were unable to close out its position because of an illiquid secondary market.  Futures contracts may be closed out only on an exchange that provides a secondary market for these  contracts,  and there is no assurance that a liquid secondary  market will exist for any particular  futures contract at any particular time. Consequently, it may not be possible to close a futures  position  when  the  portfolio  managers  consider  it  appropriate  or desirable to do so. In the event of adverse price  movements,  the fund would be required to continue making daily cash payments to maintain its required margin.
If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin  requirements at a time when the portfolio  managers would not otherwise  elect to do so. In  addition,  the fund may be required to deliver or take  delivery  of  instruments  underlying  futures  contracts  it  holds.  The portfolio  managers  will seek to minimize  these risks by limiting  the futures contracts entered into on behalf of the fund to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

The fund could suffer losses if the prices of its futures and options  positions were poorly correlated with its other investments,  or if securities  underlying futures contracts  purchased by the fund had different  maturities than those of the portfolio securities being hedged. Such imperfect  correlation may give rise to circumstances in which the fund loses money on a futures contract at the same time  that it  experiences  a  decline  in the  value  of its  hedged  portfolio securities.  The fund also could lose margin  payments it has  deposited  with a margin broker, if, for example, the broker became bankrupt.

Most  futures  exchanges  limit the amount of  fluctuation  permitted in futures contract  prices during a single  trading day. The daily limit  establishes  the maximum  amount that the price of a futures  contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price  beyond  the  limit.  However,  the  daily  limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily  limit for  several  consecutive  trading  days with little or no trading, thereby  preventing prompt  liquidation of futures positions and subjecting some futures traders to substantial losses.

OPTIONS ON FUTURES

By purchasing an option on a futures  contract,  the fund obtains the right, but not the  obligation,  to sell the futures  contract (a put option) or to buy the contract (a call option) at a fixed strike  price.  The fund can  terminate  its position in a put option by allowing it to expire or by  exercising  the option.
If the  option  is  exercised,  the fund  completes  the sale of the  underlying security at the strike price.  Purchasing  an option on a futures  contract does not require the fund to make margin payments unless the option is exercised.

Although  it does not  currently  intend to do so,  the fund may write (or sell)
call options  that  obligate  them to sell (or deliver) the option's  underlying instrument  upon  exercise of the option.  While the receipt of option  premiums would  mitigate  the  effects  of price  declines,  the fund  would give up some ability to participate in a price  increase on the underlying  security.  If the fund were to engage in options  transactions,  it would own the futures contract at the time a call were  written  and would  keep the  contract  open  until the obligation to deliver it pursuant to the call expired.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

The fund may enter  into  futures  contracts,  options  or  options  on  futures contracts. Under the Commodity Exchange Act, the fund may enter into futures and options  transactions  (a) for hedging purposes without regard to the percentage of assets  committed to initial margin and option premiums or (b) for other than hedging  purposes,  provided that assets  committed to initial margin and option premiums do not exceed 5% of the fund's total assets.  To the extent required by law, the fund will segregate cash, cash equivalents or other appropriate  liquid securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

FOREIGN CURRENCY TRANSACTIONS AND FORWARD EXCHANGE CONTRACTS

The fund may conduct foreign currency  transactions on a spot basis (i.e., cash)
or forward basis (i.e., by entering into forward  currency  exchange  contracts,
currency   options  and  futures   transactions  to  purchase  or  sell  foreign
currencies). Although foreign exchange dealers generally do not charge a fee for such transactions,  they do realize a profit based on the difference between the prices at which they are buying and selling various currencies.

Forward contracts are customized  transactions that require a specific amount of a currency to be delivered  at a specific  exchange  rate on a specific  date or range of dates in the  future.  Forward  contracts  are  generally  traded in an interbank market directly  between  currency traders (usually larger  commercial banks)  and their  customers.  The  parties to a forward  contract  may agree to offset or terminate the contract  before its maturity,  or may hold the contract to maturity and complete the contemplated currency exchange.

The following summarizes the principal currency management  strategies involving forward contracts.  The fund may also use swap agreements,  indexed  securities, and options and futures  contracts  relating to foreign  currencies for the same purposes.

(1)  Settlement Hedges or Transaction  Hedges.  When the portfolio managers wish to lock in the U.S. dollar price of a foreign currency denominated security when the fund is  purchasing  or selling the  security,  the fund may enter into a forward contract to do so. This type of currency transaction,  often called a  "settlement  hedge" or  "transaction  hedge,"  protects  the fund against an adverse  change in foreign  currency  values  between the date a security  is  purchased  or sold and the date on which  payment  is made or received (i.e.,  settled).  Forward contracts to purchase or sell a foreign currency may also be used by the fund in anticipation  of future  purchases or  sales  of  securities  denominated  in  foreign  currency,  even if the specific  investments have not yet been selected by the portfolio managers.
     This strategy is often referred to as "anticipatory hedging."

(2)  Position Hedges. When the portfolio managers believe that the currency of a particular foreign country may suffer substantial  decline against the U.S.
     dollar, the fund may enter into a forward contract to sell foreign currency for a fixed U.S.  dollar amount  approximating  the value of some or all of its portfolio  securities either denominated in, or whose value is tied to, such foreign currency. This use of a forward contract is sometimes referred to as a  "position  hedge."  For  example,  if the  fund  owned  securities denominated in Euro, it could enter into a forward contract to sell Euro in return for U.S.  dollars to hedge against  possible  declines in the Euro's value.  This hedge would tend to offset both positive and negative currency fluctuations,  but would  not tend to offset  changes  in  security  values caused by other factors.

     The fund could also hedge the position by entering into a forward  contract to sell another currency  expected to perform  similarly to the currency in which the fund's existing investments are denominated.  This type of hedge, often  called a "proxy  hedge,"  could offer  advantages  in terms of cost, yield or efficiency,  but may not hedge currency exposure as effectively as a simple position hedge against U.S. dollars. This type of hedge may result in losses if the currency  used to hedge does not perform  similarly to the currency in which the hedged securities are denominated.

     The  precise  matching  of forward  contracts  in the amounts and values of securities  involved  generally  would not be  possible  because the future values of such foreign  currencies  will change as a consequence  of market movements  in the values of those  securities  between the date the forward contract  is entered  into and the date it matures.  Predicting  short-term currency  market  movements  is  extremely  difficult,  and the  successful execution of a short-term  hedging strategy is highly uncertain.  Normally, consideration  of the prospect for currency  parities will be  incorporated into the  long-term  investment  decisions  made with  respect  to  overall diversification  strategies.  However,  the  managers  believe  that  it is important to have  flexibility  to enter into such forward  contracts  when they determine that the fund's best interests may be served.

     At the  maturity  of the  forward  contract,  the fund may either  sell the portfolio  security and make  delivery of the foreign  currency,  or it may retain the security and  terminate  the  obligation  to deliver the foreign currency by  purchasing  an  "offsetting"  forward  contract  with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.

     It is impossible  to forecast  with absolute  precision the market value of
     portfolio   securities  at  the   expiration   of  the  forward   contract.
     Accordingly,  it may be  necessary  for  the  fund to  purchase  additional foreign currency on the spot market (and bear the expense of such purchase)
     if the  market  value of the  security  is less than the  amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the  security  and  make  delivery  of the  foreign  currency  the  fund is obligated to deliver.

(3)  Shifting Currency Exposure.  The fund may also enter into forward contracts to shift its investment  exposure from one currency into another.  This may include shifting  exposure from U.S. dollars to foreign  currency,  or from one foreign  currency to another foreign  currency.  This strategy tends to limit exposure to the currency sold, and increase  exposure to the currency that is purchased,  much as if the fund had sold a security  denominated in one currency and purchased an equivalent  security  denominated  in another currency.  For example,  if the portfolio  managers  believed that the U.S.
     dollar may suffer a substantial  decline against the Euro, they could enter into a  forward  contract  to  purchase  Euros  for a fixed  amount of U.S.
     dollars.  This  transaction  would protect against losses  resulting from a decline in the value of the U.S. dollar, but would cause the fund to assume the risk of fluctuations in the value of the Euro.

Successful  use of  currency  management  strategies  will  depend  on the  fund management  team's  skill in  analyzing  currency  values.  Currency  management strategies may substantially change the fund's investment exposure to changes in currency  rates and could  result  in  losses to the fund if  currencies  do not perform as the portfolio managers anticipate. For example, if a currency's value rose at a time  when  the  portfolio  manager  hedged  the fund by  selling  the currency in exchange for U.S.  dollars,  the fund would not  participate  in the currency's  appreciation.  Similarly,  if the  portfolio  managers  increase the fund's exposure to a currency and that currency's value declines,  the fund will sustain  a loss.  There is no  assurance  that the  portfolio  managers'  use of foreign currency management  strategies will be advantageous to the fund or that they will hedge at appropriate times.

The  fund  will  cover  outstanding  forward  contracts  by  maintaining  liquid portfolio  securities  denominated  in, or whose value is tied to, the  currency underlying the forward contract or the currency being hedged. To the extent that the fund is not able to cover its forward  currency  positions  with  underlying portfolio  securities,  the fund's custodian will segregate cash or other liquid assets  having a value equal to the aggregate  amount of the fund's  commitments under forward contracts entered into with respect to position hedges, settlement hedges and anticipatory hedges.

INVESTMENT POLICIES

Unless otherwise indicated,  with the exception of the percentage limitations on borrowing, the policies described below apply at the time the fund enters into a transaction.  Accordingly,  any later increase or decrease  beyond the specified limitation  resulting  from a  change  in the  fund's  net  assets  will  not be considered in determining whether it has complied with its investment policies.

FUNDAMENTAL INVESTMENT POLICIES

The fund's fundamental investment policies are set forth below. These investment policies  and the fund's  investment  objectives  set forth in Exhibit II to the
Proxy Statement and Prospectus may not be changed without approval of a majority of  the  outstanding  votes  of  shareholders  of the  fund,  as  determined  in accordance with the Investment Company Act.

SUBJECT                       POLICY
--------------------------------------------------------------------------------
Senior Securities             The fund may not issue senior  securities,  except
                              as permitted under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing                     The  fund  may  not  borrow   money,   except  for
                              temporary   or   emergency   purposes   (not   for
                              leveraging  or   investment)   in  an  amount  not
                              exceeding 33 1/3% of the fund's total assets.
--------------------------------------------------------------------------------
Lending                       The fund may not  lend  any  security  or make any
                              other loan if, as a result,  more than 33 1/3% of
                              the  fund's  total  assets  would be lent to other
                              parties,  except, (i) through the purchase of debt
                              securities  in  accordance   with  its  investment
                              objective,  policies  and  limitations  or (ii) by
                              engaging in repurchase  agreements with respect to
                              portfolio securities.
--------------------------------------------------------------------------------
Real Estate                   The  fund may not  purchase  or sell  real  estate
                              unless  acquired  as  a  result  of  ownership  of
                              securities or other instruments. This policy shall
                              not prevent the fund from  investing in securities
                              or other  instruments  backed  by real  estate  or
                              securities  of companies  that deal in real estate
                              or are engaged in the real estate business.
--------------------------------------------------------------------------------
Concentration                 The fund may not  concentrate  its  investments in
                              securities  of  issuers in a  particular  industry
                              (other than securities issued or guaranteed by the
                              U.S.   government   or  any  of  its  agencies  or
                              instrumentalities)   except   that  the  fund  may
                              concentrate  their  investments  in  securities of
                              issuers as follows:  engaged in the  technology or
                              telecommunications industries and related industry
                              groups   (Technology  only);  or  engaged  in  the
                              medical  and  health  care  industry  and  related
                              industry groups (Life Sciences only).
--------------------------------------------------------------------------------
Underwriting                  The  fund  may  not  act  as  an   underwriter  of
                              securities issued by others,  except to the extent
                              that  the fund may be  considered  an  underwriter
                              within the meaning of the  Securities  Act of 1933
                              in the disposition of restricted securities.
--------------------------------------------------------------------------------
Commodities                   The  fund  may  not  purchase  or  sell   physical
                              commodities   unless   acquired  as  a  result  of
                              ownership  of  securities  or  other  instruments;
                              provided that this  limitation  shall not prohibit
                              the fund from  purchasing  or selling  options and
                              futures  contracts or from investing in securities
                              or   other   instruments    backed   by   physical
                              commodities.
--------------------------------------------------------------------------------

Control                       The fund may not invest for purposes of exercising
                              control over management.
--------------------------------------------------------------------------------

For purposes of the investment  restrictions  relating to lending and borrowing, the fund has  received an  exemptive  order from the SEC  regarding an interfund lending  program.  Under the terms of the exemptive  order,  the fund may borrow money from or lend money to other  American  Century-advised  funds that  permit such  transactions.  All such  transactions  will be  subject  to the limits for borrowing  and lending set forth above.  The fund will borrow money  through the program  only when the costs are equal to or lower  than the cost of  short-term bank loans.  Interfund loans and borrowings normally extend only overnight,  but can have a maximum  duration  of seven  days.  The fund will  lend  through  the program  only when the  returns  are  higher  than  those  available  from other short-term  instruments  (such as repurchase  agreements).  The fund may have to borrow from a bank at a higher  interest rate if an interfund  loan is called or not  renewed.  Any  delay  in  repayment  to the  fund  could  result  in a lost investment opportunity or additional borrowing costs.

For purposes of the investment  restriction relating to concentration,  the fund shall not purchase any  securities  that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers  conducting  their principal  business  activities in the same industry, provided that

(a)  there is no limitation with respect to obligations  issued or guaranteed by the U.S.  government,  any state,  territory  or  possession  of the United
     States,  the  District of Columbia or any of their  authorities,  agencies, instrumentalities  or  political  subdivisions  and  repurchase  agreements secured by such obligations,

(b)  wholly owned finance  companies  will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents,

(c)  utilities will be divided  according to their services,  for example,  gas, gas  transmission,  electric and gas,  electric and telephone  will each be considered a separate industry, and

(d)  personal credit and business credit businesses will be considered  separate industries.

NONFUNDAMENTAL INVESTMENT POLICIES

In addition,  the fund are subject to the following investment policies that are not fundamental and may be changed by the Board of Directors.

SUBJECT                       POLICY
--------------------------------------------------------------------------------
Leveraging                    The fund may not  purchase  additional  investment
                              securities  at any time during  which  outstanding
                              borrowings exceed 5% (15% for International Value)
                              of the total assets of the fund.
--------------------------------------------------------------------------------
Liquidity                     The fund may not  purchase  any  security or enter
                              into a repurchase  agreement if, as a result, more
                              than 15% of its net assets  would be  invested  in
                              illiquid  securities.  Illiquid securities include
                              repurchase  agreements not entitling the holder to
                              payment of  principal  and  interest  within seven
                              days and in securities that are illiquid by virtue
                              of legal or contractual  restrictions on resale or
                              the absence of a readily available market.
--------------------------------------------------------------------------------
Short Sales                   The fund may not sell securities short,  unless it
                              owns  or  has  the  right  to  obtain   securities
                              equivalent  in kind and  amount to the  securities
                              sold short,  and  provided  that  transactions  in
                              futures  contracts  and  options are not deemed to
                              constitute selling securities short.
--------------------------------------------------------------------------------
Margin                        The fund may not  purchase  securities  on margin,
                              except to obtain  such  short-term  credits as are
                              necessary for the clearance of  transactions,  and
                              provided that margin  payments in connection  with
                              futures contracts and options on futures contracts
                              shall  not  constitute  purchasing  securities  on
                              margin.
--------------------------------------------------------------------------------
Futures and                   The fund may  enter  into  futures  contracts  and
Options                       write  and buy put and call  options  relating  to
                              futures  contracts.  The fund  may  not,  however,
                              enter into leveraged  futures  transactions  if it
                              would be  possible  for the fund to lose more than
                              the notional value of the investment.
--------------------------------------------------------------------------------
Issuers with                  The fund may invest a portion of its assets in the
Limited                       equity   securities   of  issuers   with   limited
Operating                     operating  histories.  An issuer is  considered to
Histories                     have a limited  operating  history if that  issuer
                              has  a  record  of  less  than   three   years  of
                              continuous    operation.    Periods   of   capital
                              formation,   incubation,    consolidations,    and
                              research  and  development  may be  considered  in
                              determining  whether  a  particular  issuer  has a
                              record of three years of continuous operation.
--------------------------------------------------------------------------------

The Investment  Company Act imposes  certain  additional  restrictions  upon the
fund's   ability  to  acquire   securities   issued  by   insurance   companies,
broker-dealers,  underwriters or investment advisors, and upon transactions with affiliated  persons as defined  by the Act.  It also  defines  and  forbids  the creation of cross and circular  ownership.  Neither the SEC nor any other agency of the federal or state government  participates in or supervises the management of the fund or its investment practices or policies.

PORTFOLIO TURNOVER

Because it is new, the fund does not have Financial Highlights.

The portfolio managers will sell securities without regard to the length of time the security has been held. Accordingly,  the fund's portfolio turnover rate may be substantial.

The portfolio managers intend to purchase a given security whenever they believe it will contribute to the stated  objective of the fund. In order to achieve the fund's investment  objective,  the portfolio managers may sell a given security, regardless  of the  length  of  time it has  been  held  in the  portfolio,  and regardless  of the gain or loss  realized on the sale.  The  managers may sell a portfolio  security if they  believe  that the  security is not  fulfilling  its purpose  because,  among  other  things,  it did not  live  up to the  managers'
expectations,  because it may be replaced with another  security holding greater promise,  because it has reached its optimum  potential,  because of a change in the  circumstances  of a particular  company or industry or in general  economic conditions, or because of some combination of such reasons.

When a general decline in security prices is anticipated,  the fund may decrease or eliminate  entirely their equity positions and increase their cash positions, and when a general  rise in price levels is  anticipated,  the fund may increase their equity positions and decrease their cash positions.  However, it should be expected that the fund will,  under most  circumstances,  be  essentially  fully invested in equity securities.

Because investment  decisions are based on a particular  security's  anticipated contribution to the fund's investment  objective,  the managers believe that the rate of portfolio  turnover is irrelevant  when they  determine that a change is required  to pursue  the  fund's  investment.  As a result,  the  fund's  annual portfolio  turnover  rate cannot be  anticipated  and may be higher than that of other mutual funds with similar  investment  objectives.  Higher  turnover would generate correspondingly greater brokerage commissions, which is a cost the fund pays directly. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, since short-term capital gains are taxable as ordinary income.

Because the managers do not take portfolio  turnover rate into account in making investment  decisions,  (1) the managers  have no intention of  maintaining  any particular  rate  of  portfolio  turnover,  whether  high  or  low,  and (2) the portfolio  turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

THE BOARD OF DIRECTORS  AND MANAGEMENT

The Board of Directors  oversees the  management  of the fund and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Directors  does not  manage  the fund,  it has hired the  advisor  to do so. The directors, in carrying out their fiduciary duty under the Investment Company Act of 1940, are  responsible  for approving new and existing  management  contracts with the fund's  advisor.  In  carrying  out these  responsibilities,  the board reviews material factors to evaluate such contracts,  including (but not limited
to) assessment of information  related to the advisor's  performance and expense ratios,  estimates  of income and  indirect  benefits  (if any)  accruing to the advisor,  the advisor's  overall  management  and projected  profitability,  and services  provided to the fund and their investors.  The board has the authority to manage the business of the fund on behalf of their investors,  and it has all powers necessary or convenient to carry out that  responsibility.  Consequently, the directors may adopt bylaws  providing for the  regulation  and management of the  affairs of the fund and may amend and repeal  them to the extent  that such bylaws  do not  reserve  that  right  to the  fund's  investors.  They  may fill vacancies  in or reduce  the number of board  members,  and may elect and remove
such  officers  and  appoint  and   terminate   such  agents  as  they  consider
appropriate.  They may appoint from their own number and establish and terminate one or more committees  consisting of two or more directors who may exercise the powers and  authority of the board to the extent that the  directors  determine.
They may, in general,  delegate such authority as they consider desirable to any officer of the fund,  to any committee of the board and to any agent or employee of the fund or to any  custodian,  transfer  or  investor  servicing  agent,  or principal  underwriter.  Any determination as to what is in the interests of the fund made by the directors in good faith shall be conclusive.

The  individuals  listed below serve as directors or officers of the fund.  Each director  serves until his or her  successor  is duly  elected and  qualified or until he or she retires.  Mandatory retirement age for independent  directors is
72. Those listed as interested directors are "interested" primarily by virtue of their  engagement as officers of American Century  Companies,  Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries,  including the fund's investment advisor, American Century Global Investment Management, Inc. (ACGIM) or American
Century Investment  Management,  Inc. (ACIM); the fund's principal  underwriter,
American  Century  Investment  Services,  Inc.  (ACIS);  and the fund's transfer agent, American Century Services, LLC (ACS).

The  other  directors  (more  than   three-fourths  of  the  total  number)  are
independent; that is, they have never been employees or officers of, and have no financial  interest  in, ACC or any of its  wholly  owned,  direct or  indirect, subsidiaries,  including ACGIM,  ACIM, ACIS and ACS. The directors serve in this capacity for six registered  investment companies in the American Century family of funds.

All persons named as officers of the fund also serves in similar  capacities for the other 13  investment  companies  advised by ACGIM or ACIM  unless  otherwise noted.  Only officers  with  policy-making  functions are listed.  No officer is compensated  for his or her  service  as an  officer  of the  fund.  The  listed officers are interested persons of the fund and are appointed or re-appointed on an annual basis.

--------------------------------------------------------------------------------
INTERESTED DIRECTORS
--------------------------------------------------------------------------------

JAMES E. STOWERS, Jr.(1), 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1924

POSITION(S) HELD WITH FUND: Director, Co-Vice Chairman

FIRST YEAR OF SERVICE: 1958

PRINCIPAL  OCCUPATION(S) DURING PAST 5 YEARS: Founder,  Director and Controlling
Shareholder,  ACC;  Chairman,  ACC (January  1995 to December  2004);  Director,
ACGIM, ACIM, ACIS, ACS and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

JAMES E. STOWERS III(1), 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1959

POSITION(S) HELD WITH FUND: Director, Co-Vice Chairman

FIRST YEAR OF SERVICE: 1990

PRINCIPAL  OCCUPATION(S)  DURING PAST 5 YEARS:  Chairman,  ACC (January  2005 to
present);  Co-Chairman, ACC (September 2000 to December 2004); Chairman, ACS and
other ACC  subsidiaries;  Director,  ACC, ACGIM,  ACIS,  ACIM, ACS and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------

THOMAS A. BROWN, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1940

POSITION(S) HELD WITH FUND: Director

FIRST YEAR OF SERVICE: 1980

PRINCIPAL  OCCUPATION(S) DURING PAST 5 YEARS: Retired,  formerly Chief Executive
Officer/Treasurer, ASSOCIATED BEARINGS COMPANY

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

ANDREA C. HALL, PH.D., 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUND: Director

FIRST YEAR OF SERVICE: 1997

PRINCIPAL  OCCUPATION(S)  DURING PAST 5 YEARS:  Senior Vice  President,  MIDWEST
RESEARCH INSTITUTE

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

D.D. (DEL) HOCK, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1935

POSITION(S) HELD WITH FUND: Director

FIRST YEAR OF SERVICE: 1996

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired,  formerly Chairman, PUBLIC
SERVICE COMPANY OF COLORADO

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, ALLIED MOTION TECHNOLOGIES, INC.
--------------------------------------------------------------------------------

DONALD H. PRATT, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1937

POSITION(S) HELD WITH FUND: Director, Chairman of the Board

FIRST YEAR OF SERVICE: 1995

PRINCIPAL  OCCUPATION(S)  DURING PAST 5 YEARS:  Chairman,  WESTERN  INVESTMENTS,
INC.; Retired Chairman of the Board, BUTLER MANUFACTURING COMPANY

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOr: 57

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

GALE E. SAYERS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1943

POSITION(S) HELD WITH FUND: Director

FIRST YEAR OF SERVICE: 2000

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President,  Chief Executive Officer
and Founder, SAYERS40, INC., a technology products and services provider

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, TRIAD HOSPITALS, INC.
--------------------------------------------------------------------------------

(1)  JAMES E. STOWERS, JR. IS THE FATHER OF JAMES E. STOWERS III.

---------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------

M. JEANNINE STRANDJORD, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUND: Director

FIRST YEAR OF SERVICE: 1994

PRINCIPAL  OCCUPATION(S)  DURING  PAST 5 YEARS:  Retired,  formerly  Senior Vice
President, SPRINT CORPORATION

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57

OTHER DIRECTORSHIPS HELD BY DIRECTOR:  Director,  DST SYSTEMS,  INC.;  Director,
EURONET WORLDWIDE, INC.
--------------------------------------------------------------------------------

TIMOTHY S. WEBSTER, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1961

POSITION(S) HELD WITH FUND: Director

FIRST YEAR OF SERVICE: 2001

PRINCIPAL  OCCUPATION(S)  DURING  PAST 5 YEARS:  President  and Chief  Executive
Officer, AMERICAN ITALIAN PASTA COMPANY (1992 to December 2005)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None

---------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------

WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1955

POSITION(S) HELD WITH FUND: President

FIRST YEAR OF SERVICE: 2000

PRINCIPAL  OCCUPATION(S)  DURING  PAST 5 YEARS:  Chief  Executive  Officer,  ACC
(September 2000 to present);  President, ACC (June 1997 to present). Also serves as: Chief  Executive  Officer and  President,  ACIS,  ACGIM,  ACIM and other ACC subsidiaries,  Executive Vice President,  ACS; Director, ACC, ACGIM, ACIM, ACIS,
ACS and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: Not applicable

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Not applicable
--------------------------------------------------------------------------------

JONATHAN THOMAS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1963

POSITION(S) HELD WITH FUND: Executive Vice President

FIRST YEAR OF SERVICE: 2005

PRINCIPAL  OCCUPATION(S)  DURING PAST 5 YEARS:  Executive  Vice  President,  ACC
(November  2005 to present);  Managing  Director,  Morgan Stanley (March 2000 to
November 2005)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: Not applicable

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Not  applicable
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------

MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1956

POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer and Chief Financial
Officer

FIRST YEAR OF SERVICE: 2000

PRINCIPAL  OCCUPATION(S) DURING PAST 5 YEARS: Assistant Treasurer,  ACC (January
1995 to  present).  Also  serves  as:  Senior  Vice  President,  ACS;  Assistant
Treasurer, ACGIM, ACIM, ACIS, ACS and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: Not applicable

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Not applicable
--------------------------------------------------------------------------------

DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1958

POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel

FIRST YEAR OF SERVICE: 2000

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President,  ACC (February 2001
to present); General Counsel, ACC (June 1998 to present). Also serves as: Senior
Vice  President  and  General  Counsel,  ACGIM,  ACIM,  ACIS,  ACS and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: Not applicable

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Not applicable
--------------------------------------------------------------------------------

CHARLES C.S. PARK, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1967

POSITION(S) HELD WITH FUND: Vice President and Chief Compliance Officer

FIRST YEAR OF SERVICE: 2000

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACS, ACIM
and ACGIM  (March  2005 to  present);  Vice  President,  ACS  (February  2000 to present); Assistant General Counsel, ACS (January 1998 to March 2005)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: Not applicable

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Not applicable
--------------------------------------------------------------------------------

ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1966

POSITION(S) HELD WITH FUND: Controller

FIRST YEAR OF SERVICE: 1997

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President,  ACS (February 2000
to present); Controller-Fund Accounting, ACS (June 1997 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: Not applicable

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Not applicable
--------------------------------------------------------------------------------

JON ZINDEL, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1967

POSITION(S) HELD WITH FUND: Tax Officer

FIRST YEAR OF SERVICE: 1997

PRINCIPAL  OCCUPATION(S) DURING PAST 5 YEARS: Vice President,  ACC (October 2001
to present);  Vice President,  Corporate Tax, ACS (April 1998 to present).  Also serves as: Vice President, ACGIM, ACIM, ACIS and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: Not applicable

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Not applicable
--------------------------------------------------------------------------------

On December 23,  1999,  American  Century  Services,  LLC (ACS)  entered into an agreement with DST Systems, Inc. (DST) under which DST would provide back office software for transfer agency services  provided by ACS (the Agreement).  For its software,  ACS pays DST fees  based in part on the  number of  accounts  and the number and type of transactions  processed for those accounts.  Through December
31, 2005,  DST received  $xxx in fees from ACS.  DST's  revenue for the calendar year ended December 31, 2005, was approximately $x billion.

Ms.  Strandjord is a director of DST and a holder of 30,916 shares and possesses options to acquire an additional  55,890 shares of DST common stock,  the sum of which is less than one percent  (1%) of the shares  outstanding.  Because of her official  duties as a director  of DST,  she may be deemed to have an  "indirect interest" in the Agreement.  However, the Board of Directors of the fund was not required to nor did it approve or disapprove  the Agreement  since the provision of the services  covered by the  Agreement is within the  discretion of ACS. DST was chosen by ACS for its industry-leading role in providing cost-effective back office support for mutual fund service providers such as ACS. DST is the largest mutual fund transfer agent,  servicing more than 75 million mutual fund accounts on its shareholder  recordkeeping system. Ms. Strandjord's role as a director of
DST was  not  considered  by ACS;  she was  not  involved  in any way  with  the negotiations  between ACS and DST; and her status as a director of either DST or the fund was not a factor in the  negotiations.  The Board of  Directors  of the fund and Bryan Cave LLP, counsel to the independent  directors of the fund, have concluded that the existence of this Agreement does not impair Ms.  Strandjord's ability to serve as an independent director under the Investment Company Act.

COMMITTEES

The board has five  standing  committees  to oversee  specific  functions of the fund's  operations.  Information  about  these  committees  appears in the table below. The director first named serves as chairman of the committee.

--------------------------------------------------------------------------------
COMMITTEE: EXECUTIVE
--------------------------------------------------------------------------------
MEMBERS: Donald H. Pratt, James E. Stowers III, M. Jeannine Strandjord

FUNCTION:  The  Executive  Committee  performs  the  functions  of the  Board of
Directors  between board  meetings,  subject to the limitations on its power set out in the Maryland General  Corporation Law, and except for matters required by the Investment Company Act to be acted upon by the whole board.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 0
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMITTEE: COMPLIANCE AND SHAREHOLDER COMMUNICATIONS
--------------------------------------------------------------------------------
MEMBERS:  Andrea C. Hall,  Ph.D.,  Thomas A. Brown,  Gale E. Sayers, M. Jeannine
Strandjord

FUNCTION:  The Compliance and Shareholder  Communications  Committee reviews the results of the fund's compliance testing program, reviews quarterly reports from the communications advisor to the board regarding various compliance matters and monitors  the  implementation  of the  fund's  Code  of  Ethics,  including  any violations.

NUMBER OF MEETINGS HELD DURING FISCAL YEAR ENDED NOVEMBER 30, 2004: 4
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMITTEE: AUDIT
--------------------------------------------------------------------------------
MEMBERS: D.D. (Del) Hock, Donald H. Pratt, Timothy S. Webster

FUNCTION:  The Audit Committee approves the engagement of the fund's independent registered public accounting firm, recommends approval of such engagement to the independent  trustees,  and oversees the  activities  of the fund's  independent registered  public  accounting  firm.  The committee  receives  reports from the advisor's Internal Audit Department,  which is accountable to the committee. The committee also receives reporting about compliance matters affecting the fund.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 4
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMITTEE: GOVERNANCE
--------------------------------------------------------------------------------
MEMBERS: Donald H. Pratt, Thomas A. Brown, M. Jeannine Strandjord

FUNCTION:   The  Governance   Committee   primarily   considers  and  recommends
individuals  for  nomination  as  directors.  The  names of  potential  director candidates are drawn from a number of sources,  including  recommendations  from members of the board,  management (in the case of interested directors only) and shareholders.  See Nominations of Directors  below.  This committee also reviews and makes  recommendations to the board with respect to the composition of board committees and other board-related  matters,  including its organization,  size, composition, responsibilities, functions and compensation.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMITTEE: FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------
MEMBERS:  Timothy S. Webster, Thomas A. Brown, Andrea C. Hall, Ph.D., D.D. (Del)
Hock, Donald H. Pratt, Gale E. Sayers, M. Jeannine Strandjord

FUNCTION: The Fund Performance Review Committee reviews quarterly the investment activities and strategies  used to manage fund assets.  The committee  regularly
receives  reports  from  portfolio  managers  and  other  investment   personnel
concerning the fund's investments.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 4
--------------------------------------------------------------------------------

NOMINATIONS OF DIRECTORS

As indicated in the table above,  the Governance  Committee is  responsible  for identifying,  evaluating and recommending  qualified  candidates for election to the fund's Board of Directors.  While the Governance Committee largely considers nominees from searches that it conducts,  the committee  will consider  director candidates  submitted  by  shareholders.  Any  shareholder  wishing  to submit a candidate  for  consideration  should  send  the  following  information  to the
Corporate  Secretary,  American Century Funds, P.O. Box 410141,  Kansas City, MO
64141 or by email to corporatesecretary@americancentury.com:

o    Shareholder's  name,  the fund  name and  number of fund  shares  owned and length of period held;

o    Name, age and address of the candidate;

o    A  detailed  resume   describing,   among  other  things,  the  candidate's
     educational background, occupation, employment history, financial knowledge and expertise and material outside commitments (e.g.,  memberships on other boards and committees, charitable foundations, etc.);

o    Any other  information  relating  to the  candidate  that is required to be disclosed  in  solicitations  of proxies for  election of  directors  in an election contest  pursuant to Regulation 14A under the Securities  Exchange
     Act of 1934;

o    Number of fund shares owned by the candidate and length of time held;

o    A supporting  statement  that (i)  describes  the  candidate's  reasons for seeking  election  to the Board of  Directors  and (ii)  documents  his/her ability to satisfy the  director  qualifications  described  in the board's policy;

o    A signed  statement from the candidate  confirming  his/her  willingness to serve on the Board of Directors.

The Corporate  Secretary will promptly  forward such materials to the Governance
Committee  chairman.  The Corporate  Secretary also will maintain copies of such materials for future  reference by the  Governance  Committee when filling board positions.

Shareholders  may submit potential  director  candidates at any time pursuant to these  procedures.  The Governance  Committee will consider such candidates if a vacancy  arises or if the board  decides to expand its  membership,  and at such other times as the Governance Committee deems necessary or appropriate.

COMPENSATION OF DIRECTORS

The directors serve as directors for six American Century investment  companies.
Each  director  who is not an  interested  person as defined  in the  Investment
Company Act  receives  compensation  for service as a member of the board of all six such  companies  based on a schedule  that takes into  account the number of meetings  attended  and the assets of the fund for which the  meetings are held.
These fees and expenses are divided among the six investment companies based, in part,  upon  their  relative  net  assets.  Under  the  terms of the  management agreement  with the advisor,  the fund is  responsible  for paying such fees and expenses.

AGGREGATE DIRECTOR COMPENSATION FOR FISCAL YEAR ENDED NOVEMBER 30, 2005
--------------------------------------------------------------------------------
                                                            TOTAL COMPENSATION
                                                            FROM THE AMERICAN
                                 TOTAL COMPENSATION         CENTURY FAMILY
NAME OF DIRECTOR                  FROM THE FUNDS(1)         OF FUNDS(2)
--------------------------------------------------------------------------------
Thomas A. Brown                           x                      x
--------------------------------------------------------------------------------
Andrea C. Hall, Ph.D.                     x                      x
--------------------------------------------------------------------------------
D.D. (Del) Hock                           x                      x
--------------------------------------------------------------------------------
Donald H. Pratt                           x                      x
--------------------------------------------------------------------------------
Gale E. Sayers                            x                      x
--------------------------------------------------------------------------------
M. Jeannine Strandjord                    x                      x
--------------------------------------------------------------------------------
Timothy S. Webster                        x                      x
--------------------------------------------------------------------------------

(1)  INCLUDES  COMPENSATION  PAID TO THE  DIRECTORS  FOR THE  FISCAL  YEAR ENDED
     NOVEMBER 30, 2005,  AND ALSO INCLUDES  AMOUNTS  DEFERRED AT THE ELECTION OF
     THE  DIRECTORS  UNDER  THE  AMERICAN  CENTURY  MUTUAL  FUNDS'   INDEPENDENT
     DIRECTORS' DEFERRED COMPENSATION PLAN.

(2)  INCLUDES  COMPENSATION PAID BY THE SIX INVESTMENT COMPANIES OF THE AMERICAN
     CENTURY FAMILY OF FUNDS SERVED BY THIS BOARD.  THE TOTAL AMOUNT OF DEFERRED
     COMPENSATION  INCLUDED IN THE PRECEDING TABLE IS AS FOLLOWS: MR. BROWN, $X;
     DR. HALL, $X; MR. HOCK, $X; MR. PRATT, $X; MR. SAYERS, $X; AND MR. WEBSTER,
     $X.

The fund has adopted the American Century Mutual Funds'  Independent  Directors'
Deferred  Compensation Plan. Under the plan, the independent directors may defer receipt  of all or any  part of the  fees to be paid  to  them  for  serving  as directors of the fund.

All  deferred  fees are  credited to an account  established  in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance  with the  performance of one or more of the American
Century funds that are selected by the director.  The account balance  continues to fluctuate in accordance  with the  performance  of the selected fund or funds until  final  payment of all  amounts  credited to the  account.  Directors  are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director  resigns,  retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account  balances either in a lump sum payment or in  substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and,  accordingly,  the funds have no obligation to segregate  assets to secure or fund the deferred  fees. To date,  the funds have voluntarily funded their  obligations.  The rights of directors to receive their deferred fee account balances are the same as the rights of a general  unsecured creditor  of  the  funds.  The  plan  may  be  terminated  at  any  time  by the administrative  committee of the plan. If  terminated,  all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any director under the plan during the fiscal year ended November 30, 2005.

OWNERSHIP OF FUND SHARES

The fund was not in operation as of the calendar year end.

CODE OF ETHICS

The fund,  its investment  advisor,  principal  underwriter  and, if applicable, subadvisor  have  adopted  codes of ethics  under Rule  17j-1 of the  Investment
Company  Act and the codes of ethics  permit  personnel  subject  to the code to invest in securities,  including securities that may be purchased or held by the fund,  provided that they first obtain  approval from the compliance  department before making such investments.

PROXY VOTING GUIDELINES

The advisor is responsible for exercising the voting rights  associated with the securities  purchased  and/or  held  by the  funds.  In  exercising  its  voting obligations,  the advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing  benefits to them. The advisor attempts to consider all factors of its vote  that  could  affect  the  value of the  investment.  The  fund's  Board of
Directors  has approved the  advisor's  Proxy  Voting  Guidelines  to govern the advisor's proxy voting activities.

The  advisor and the board have agreed on certain  significant  contributors  to shareholder value with respect to a number of matters that are often the subject of proxy  solicitations  for shareholder  meetings.  The Proxy Voting Guidelines specifically  address  these  considerations  and  establish a framework for the advisor's  consideration of the vote that would be appropriate for the funds. In particular,  the Proxy Voting  Guidelines  outline  principles and factors to be considered in the exercise of voting authority for proposals addressing:

o  Election of Directors

o  Ratification of Selection of Auditors

o  Equity-Based Compensation Plans

o  Anti-Takeover Proposals

   =  Cumulative Voting

   =  Staggered Boards

   =  "Blank Check" Preferred Stock

   =  Elimination of Preemptive Rights

   =  Non-targeted Share Repurchase

   =  Increase in Authorized Common Stock

   =  "Supermajority" Voting Provisions or Super Voting Share Classes

   =  "Fair Price" Amendments

   =  Limiting the Right to Call Special Shareholder Meetings

   =  Poison Pills or Shareholder Rights Plans

   =  Golden Parachutes

   =  Reincorporation

   =  Confidential Voting

   =  Opting In or Out of State Takeover Laws

o  Shareholder Proposals Involving Social, Moral or Ethical Matters

o  Anti-Greenmail Proposals

o  Changes to Indemnification Provisions

o  Non-Stock Incentive Plans

o  Director Tenure

o  Directors' Stock Options Plans

o  Director Share Ownership

Finally,  the Proxy Voting Guidelines establish procedures for voting of proxies in  cases in which  the  advisor  may have a  potential  conflict  of  interest.
Companies  with  which the  advisor  has  direct  business  relationships  could theoretically use these  relationships to attempt to unduly influence the manner in which American  Century votes on matters for the funds. To ensure that such a conflict  of  interest  does not affect  proxy  votes  cast for the  funds,  all discretionary  (including case-by-case) voting for these companies will be voted in direct  consultation  with a committee  of the  independent  directors of the funds.

A copy of the advisor's Proxy Voting  Guidelines and  information  regarding how the advisor  voted  proxies  relating to  portfolio  securities  during the most recent  12-month  period  ended  June 30 are  available  on the ABOUT US page at
americancentury.com.  The advisor's proxy voting record also is available on the
SEC's website at sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The advisor has adopted  policies and procedures  with respect to the disclosure of fund portfolio holdings and characteristics, which are described below.

DISTRIBUTION TO THE PUBLIC

Full portfolio holdings for each fund will be made available for distribution 30
days  after  the  end  of  each  calendar   quarter,   and  will  be  posted  on
americancentury.com  at  approximately  the same  time.  This  disclosure  is in addition  to the  portfolio  disclosure  in annual and  semi-annual  shareholder reports,  and on Form N-Q, which  disclosures  are filed with the Securities and
Exchange Commission within sixty days of each fiscal quarter end and also posted on americancentury.com at the time the filings are made.

Top 10 holdings for each fund will be made available for distribution monthly 30 days after the end of each month, and will be posted on  americancentury.com  at approximately the same time.

Certain  portfolio  characteristics  determined to be sensitive and confidential will be made  available for  distribution  monthly 30 days after the end of each month, and will be posted on americancentury.com at approximately the same time.
Characteristics  not deemed  confidential  will be available for distribution at
any  time.  The  advisor  may  make   determinations  of  confidentiality  on  a
fund-by-fund basis, and may add or delete  characteristics from those considered confidential at any time.

So long as  portfolio  holdings  are  disclosed  in  accordance  with the  above parameters,  the advisor  makes no  distinction  among  different  categories of
recipients,    such   as   individual   investors,    institutional   investors,
intermediaries that distribute the fund's shares, third-party service providers, rating and ranking organizations,  and fund affiliates. Because this information is publicly available and widely disseminated,  the advisor places no conditions or restrictions on, and does not monitor,  its use. Nor does the advisor require special authorization for its disclosure.

ACCELERATED DISCLOSURE

The advisor recognizes that certain parties,  in addition to the advisor and its affiliates,  may have legitimate needs for information about portfolio  holdings and  characteristics  prior to the  times  prescribed  above.  Such  accelerated disclosure is permitted under the circumstances described below.

ONGOING ARRANGEMENTS

Certain parties, such as investment  consultants who provide regular analysis of
fund  portfolios  for  their  clients  and   intermediaries   who  pass  through
information to fund  shareholders,  may have  legitimate  needs for  accelerated disclosure. These needs may include, for example, the preparation of reports for
customers   who  invest  in  the  funds,   the  creation  of  analyses  of  fund
characteristics for intermediary or consultant clients, the reformatting of data for distribution to the intermediary's or consultant's  clients,  and the review of fund performance for ERISA fiduciary purposes.

In such cases,  accelerated  disclosure  is  permitted  if the service  provider enters an appropriate  non-disclosure  agreement with the fund's  distributor in which it  agrees  to treat  the  information  confidentially  until  the  public distribution  date and represents that the information will be used only for the
legitimate   services   provided  to  its  clients  (i.e.,   not  for  trading).
Non-disclosure  agreements  require the approval of an attorney in the advisor's
Legal Department. The advisor's Compliance Department receives quarterly reports detailing which clients  received  accelerated  disclosure,  what they received, when they received it and the purposes of such disclosure.  Compliance personnel are required to confirm that an  appropriate  non-disclosure  agreement has been obtained from each recipient identified in the reports.

Those parties who have entered into non-disclosure  agreements as of October 26,
2005 are as follows:

o        Aetna, Inc.

o        American Fidelity Assurance Co.

o        AUL/American United Life Insurance Company

o        Ameritas Life Insurance Corporation

o        Annuity Investors Life Insurance Company

o        Asset Services Company L.L.C.

o        Bell Globemedia Publishing

o        Bellwether Consulting, LLC

o        Bidart & Ross

o        Business Men's Assurance Co. of America

o        Callan Associates, Inc.

o        Cleary Gull Inc.

o        Commerce Bank, N.A.

o        Connecticut General Life Insurance Company

o        Defined Contribution Advisors, Inc.

o        EquiTrust Life Insurance Company

o        Farm Bureau Life Insurance Company

o        First MetLife Investors Insurance Company

o        Fund Evaluation Group, LLC

o        The Guardian Life Insurance & Annuity Company, Inc.

o        Hewitt Associates LLC

o        ICMA Retirement Corporation

o        ING Life Insurance Company & Annuity Co.

o        Investors Securities Services, Inc.

o        Iron Capital Advisors

o        J.P. Morgan Retirement Plan Services LLC

o        Jefferson National Life Insurance Company

o        Jefferson Pilot Financial

o        Jeffrey Slocum & Associates, Inc.

o        Kansas City Life Insurance Company

o        Kmotion, Inc.

o        The Lincoln National Life Insurance Company

o        Lipper Inc.

o        Manulife Financial

o        Massachusetts Mutual Life Insurance Company

o        Merrill Lynch

o        MetLife Investors Insurance Company

o        MetLife Investors Insurance Company of California

o        Midland National Life Insurance Company

o        Minnesota Life Insurance Company

o        Morgan Stanley DW, Inc.

o        Morningstar Associates LLC

o        Morningstar Investment Services, Inc.

o        National Life Insurance Company

o        Nationwide Financial

o        NT Global Advisors, Inc.

o        NYLIFE Distributors, LLC

o        Principal Life Insurance Company

o        Prudential Financial

o        Rocaton Investment Advisors, LLC

o        S&P Financial Communications

o        Scudder Distributors, Inc.

o        Security Benefit Life Insurance Co.

o        Smith Barney

o        SunTrust Bank

o        Symetra Life Insurance Company

o        Trusco Capital Management

o        Union Bank of California, N.A.

o        The Union Central Life Insurance Company

o        VALIC Financial Advisors

o        VALIC Retirement Services Company

o        Vestek Systems, Inc.

o        Wachovia Bank, N.A.

o        Wells Fargo Bank, N.A.

Once a party has executed a non-disclosure  agreement, it may receive any or all of the  following  data for funds in which its clients have  investments  or are actively considering investment:

     (1)  Full holdings quarterly as soon as reasonably available;

     (2)  Full holdings monthly as soon as reasonably available;

     (3)  Top 10 holdings monthly as soon as reasonably available; and

     (4)  Portfolio characteristics monthly as soon as reasonably available.

The types,  frequency  and timing of  disclosure  to such parties  vary. In most situations,  the information provided pursuant to a non-disclosure  agreement is limited to certain  portfolio  characteristics  and/or  top 10  holdings,  which information  is provided on a monthly  basis.  In limited  situations,  and when approved by a member of the legal  department and responsible  chief  investment officer, full holdings may be provided.

SINGLE EVENT REQUESTS

In certain circumstances, the advisor may provide fund holding information on an accelerated basis outside of an ongoing arrangement with manager-level or higher authorization.  For example,  from time to time the advisor may receive requests for  proposals  (RFPs)  from  consultants  or  potential  clients  that  request information  about a fund's  holdings on an accelerated  basis.  As long as such requests  are on a one-time  basis,  and do not result in  continued  receipt of data,  such  information  may be provided in the RFP as of the most recent month
end  regardless  of  lag  time.  Such   information  will  be  provided  with  a
confidentiality legend and only in cases where the advisor has reason to believe that the data will be used only for legitimate purposes and not for trading.

In addition, the advisor occasionally may work with a transition manager to move a large  account into or out of a fund.  To reduce the impact to the fund,  such transactions  may be  conducted  on an in-kind  basis using  shares of portfolio securities  rather  than cash.  The advisor  may  provide  accelerated  holdings disclosure  to the  transition  manager with little or no lag time to facilitate such transactions, but only if the transition manager enters into an appropriate non-disclosure agreement.

SERVICE PROVIDERS

Various  service  providers to the funds and the fund's advisor must have access to some or all of the funds'  portfolio  holdings  information on an accelerated basis from time to time in the  ordinary  course of  providing  services  to the funds.  These service  providers  include the funds' custodian  (daily,  with no lag),  auditors (as needed) and brokers involved in the execution of fund trades
(as needed).  Additional  information  about these  service  providers and their relationships  with the funds and the advisor  are  provided  elsewhere  in this information.

ADDITIONAL SAFEGUARDS

The advisor's policies and procedures include a number of safeguards designed to control  disclosure  of  portfolio  holdings  and  characteristics  so that such disclosure is consistent  with the best interests of fund  shareholders.  First, the frequency with which this  information  is disclosed to the public,  and the length of time  between  the date of the  information  and the date on which the information  is disclosed,  are selected to minimize the  possibility of a third party improperly  benefiting from fund investment  decisions to the detriment of fund  shareholders.  Second,  distribution  of portfolio  holdings  information, including  compliance  with the  advisor's  policies and the  resolution  of any potential conflicts that may arise, is monitored quarterly.  Finally, the funds'
Board of Directors  exercises  oversight of disclosure  of the funds'  portfolio securities.  The board has  received  and  reviewed a summary  of the  advisor's policy and is informed on a quarterly  basis of any changes to or  violations of such policy detected during the prior quarter.

Neither the advisor nor the funds  receive any  compensation  from any party for the distribution of portfolio holdings information.

The  advisor  reserves  the right to change its  policies  and  procedures  with respect to the distribution of portfolio holdings information at any time. There is no guarantee that these  policies and procedures  will protect the funds from the  potential  misuse  of  holdings  information  by  individuals  or  firms in possession of such information.

THE FUND'S PRINCIPAL SHAREHOLDERS

The fund was not in operation as of the date hereof, thus there are currently no principal shareholders.

SERVICE PROVIDERS

The fund have no employees.  To conduct the fund's  day-to-day  activities,  the fund has  hired a number of  service  providers.  Each  service  provider  has a specific function to fill on behalf of the fund that is described below.

ACGIM,  ACIM,  ACS and ACIS are wholly owned,  directly or  indirectly,  by ACC.
James E. Stowers,  Jr.  controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American  Century  Global  Investment  Management,  Inc.  (ACGIM)  serves as the investment  advisor for the fund.  description  of the  responsibilities  of the advisor  (ACGIM  or ACIM)  appears  in  Exhibit  II to the Proxy  Statement  and
Prospectus under the heading MANAGEMENT.

For services provided to the fund, the advisor receives a unified management fee based on a  percentage  of the net assets of the fund.  The amount of the fee is calculated  daily and paid monthly in arrears.  For more  information  about the unified  management fee, see THE INVESTMENT ADVISOR under the heading MANAGEMENT in Exhibit II to the Proxy  Statement and  Prospectus.  For funds with a stepped fee  schedule,  the  rate of the fee is  determined  by  applying  the fee  rate calculation  formula  indicated on the tables  below.  This  formula  takes into account all of the advisor's  assets under  management in the fund's  investment strategy  ("strategy  assets") to calculate  the  appropriate  fee rates for the fund.  The  strategy  assets  include the fund's  assets and the assets of other clients of the advisor  that are not in the  American  Century  family of mutual funds but that have the same investment team and investment strategy. The use of strategy  assets,  rather than fund assets,  in calculating the fee rate for the fund could allow the fund to realize  scheduled cost savings more quickly if the advisor  acquires  additional  assets  under  management  within a  strategy  in addition to the fund's assets. The management fee schedules for the funds appear below.

FUND                     CLASS                    PERCENTAGE OF STRATEGY ASSETS
--------------------------------------------------------------------------------
International Value      Investor, A, B, C and R  1.30% of first $1 billion
                                                  1.20% of the next $1 billion
                                                  1.10% over $2 billion
                         -------------------------------------------------------
                         Institutional            1.10% of first $1 billion
                                                  1.00% of the next $1 billion
                                                  0.90% over $2 billion
                         -------------------------------------------------------

On each calendar  day,  each class of the fund accrues a management  fee that is equal to the class's  management fee rate (as  calculated  pursuant to the above schedules) times the net assets of the class divided by 365 (366 in leap years).
On the first  business day of each month,  the fund pays a management fee to the advisor for the previous  month.  The management fee is the sum of the daily fee calculations  for each  day of the  previous  month.  The  management  agreement between the ACWMF and the advisor shall  continue in effect until the earlier of the  expiration  of two years from the date of its  execution or until the first meeting of the fund's  shareholders  following  such  execution  and for as long thereafter as its continuance is specifically approved at least annually by:

(1)  the fund's Board of  Directors,  or a majority of  outstanding  shareholder votes (as defined in the Investment Company Act); and

(2)  the vote of a majority of the  directors of the fund who are not parties to the  agreement or  interested  persons of the advisor,  cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the fund's Board of Directors or a majority of outstanding  shareholder votes may terminate the management  agreement at any time without  payment of any penalty on 60 days' written  notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The management agreement states that the advisor shall not be liable to the fund or their  shareholders for anything other than willful  misfeasance,  bad faith, gross negligence or reckless disregard of its obligations and duties.

The  management  agreement  also  provides  that the advisor  and its  officers, directors and employees may engage in other business, render services to others, and devote  time and  attention  to any other  business  whether of a similar or dissimilar nature.

Certain  investments  may be appropriate for the fund and also for other clients advised by the advisor.  Investment decisions for the fund and other clients are made with a view to  achieving  their  respective  investment  objectives  after consideration  of such factors as their current  holdings,  availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund,  or in different  amounts and at  different  times  for more than one but less than all  clients  or funds.  A particular  security  may be bought for one client or fund on the same day it is sold for another  client or fund, and a client or fund may hold a short position in a particular  security at the same time  another  client or fund holds a long position.  In addition,  purchases or sales of the same security may be made for two or more  clients  or  funds  on the  same  date.  The  advisor  has  adopted procedures  designed to ensure such transactions will be allocated among clients and funds in a manner  believed by the advisor to be equitable to each.  In some cases this procedure  could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the fund with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best  execution  for the fund.  The Board of Directors has approved the  policy  of the  advisor  with  respect  to  the  aggregation  of  portfolio transactions.  Where  portfolio  transactions  have  been  aggregated,  the fund participates at the average share price for all transactions in that security on a given day and allocate transaction costs on a pro rata basis. The advisor will not  aggregate  portfolio  transactions  of the fund  unless  it  believes  such aggregation is consistent  with its duty to seek best execution on behalf of the fund  and the  terms  of the  management  agreement.  The  advisor  receives  no additional compensation or remuneration as a result of such aggregation.

The fund was not in operation as of the fiscal year end, and  therefore  has not received any management fees.

SUBADVISORS

The  investment  management  agreements  provide  that the advisor may  delegate certain  responsibilities  under  the  agreements  to  a  subadvisor.  Templeton
Investment  Counsel,  LLC serves as subadvisor  for the fund under a subadvisory agreement  between American Century Global Investment  Management,  Inc. (ACGIM)
and ACIM dated  January 1, 2005.  The  subadvisory  agreement  continues  for an initial period of one year and thereafter so long as continuance is specifically approved by vote of a majority of the fund's outstanding voting securities or by vote of a  majority  of the fund's  directors,  including  a  majority  of those directors who are neither parties to the agreement nor interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The subadvisory agreement is subject to termination without penalty on
60 days' written notice by ACIM, ACGIM, the Board of Directors, or a majority of the fund's  outstanding  votes and will terminate  automatically in the event of
(i) its  assignment or (ii)  termination of the  investment  advisory  agreement between the fund and ACGIM.

The  investment  management  agreement  provides  that the advisor may  delegate certain  responsibilities  under  the  agreement  to  a  subadvisor.  Currently,
Templeton  Investment  Counsel  ("Templeton")  serves as  subadvisor to the fund under a subadvisory  agreement between the advisor and Templeton dated March 31,
2006,  to be  approved  by  shareholders  on March  30,  2006.  The  subadvisory agreement continues for an initial period until July 31, 2007, and thereafter so long as  continuance  is  specifically  approved at least  annually by vote of a majority of the fund's outstanding voting securities or by vote of a majority of the fund's  directors,  provided  that in either event the  continuance  is also approved  by a  majority  of those  directors  who are  neither  parties  to the agreement nor interested  persons of any such party, cast in person at a meeting called for the purpose of voting on such approval.  The subadvisory agreement is subject  to  termination  without  penalty  on 60 days'  written  notice  by the advisor,  the Board of Directors,  a majority of the fund's  outstanding  voting securities,  or Templeton,  and will terminate automatically in the event of its assignment or termination of the investment  advisory agreement between the fund and the advisor.

The subadvisory agreement provides that Templeton will make investment decisions for the fund in accordance with the fund's investment objective,  policies,  and restrictions, and whatever additional written guidelines it may receive from the advisor from time to time.  For these  services,  the advisor  pays  Templeton a monthly fee at an annual  rate of 0.50% of the first $100  million of the fund's average  daily net  assets  and 0.40% of  average  daily  net  assets  over $100 million.

PORTFOLIO MANAGERS

The  information  under  this  heading  has  been  provided  by  Templeton,  the subadvisor for the fund.

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS

Certain of the fund's  portfolio  managers or members of the investment  team as identified in Exhibit II to the Proxy  Statement and  Prospectus may also manage other mutual funds,  other pooled  investment  vehicles that are not  registered mutual funds, and other accounts managed for organizations and individuals.  The table below  identifies for each person,  the number of accounts (other than the funds), for which he or she has day-to-day  management  responsibilities and the total  assets  in  such  accounts,  within  each  of the  following  categories:
registered  investment  companies,  other pooled investment vehicles,  and other accounts.  These categories are collectively  referred to as "accounts." None of the  accounts  identified  below  pays  advisory  fees  that  are  based  on the performance of the account.

OTHER ACCOUNTS MANAGED (AS OF JANUARY 31, 2006)

                                                                                OTHER ACCOUNTS (E.G.,
                                                      OTHER POOLED              SEPARATE ACCOUNTS AND
                                                      INVESTMENT VEHICLES       AND CORPORATE ACCOUNTS
                                        REGISTERED    (E.G., COMMINGLED         INCLUDING INCUBATION
                                        INVESTMENT    TRUSTS AND 529            STRATEGIES AND
                                        COMPANIES     EDUCATION SAVINGS PLANS)  CORPORATE MONEY)
------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE
------------------------------------------------------------------------------------------------------
Gary P. Motyl      Number of Other           x                   x                         x
                   Accounts Managed
                   -----------------------------------------------------------------------------------
                   Assets in Other           x                   x                         x
                   Accounts Managed
------------------------------------------------------------------------------------------------------
Guang Yang         Number of Other           x                   x                         x
                   Accounts Managed
                   -----------------------------------------------------------------------------------
                   Assets in Other           x                   x                         x
                   Accounts Managed
------------------------------------------------------------------------------------------------------

Templeton  seeks  to  maintain  a  compensation  program  that is  competitively positioned to attract, retain and motivate top-quality investment professionals.
Portfolio  managers receive a base salary,  an incentive bonus  opportunity,  an equity  compensation  opportunity,  and a benefits  package.  Portfolio  manager compensation  is reviewed  annually  and the level of  compensation  is based on individual  performance,  the salary  range for a portfolio  manager's  level of responsibility and Franklin Templeton budget guidelines. Portfolio managers have no financial incentive to favor one fund or account over another. Each portfolio manager's compensation consists of the following three elements:

BASE SALARY. Each portfolio manager is paid a base salary.

ANNUAL  BONUS.  Each  portfolio  manager is eligible to receive an annual bonus.
Franklin  Templeton  feels that portfolio  managers should have some deferred or equity-based compensation in order to build a vested interest in the company and its  shareholders.  With this in mind,  bonuses generally are split between cash
(65%) and restricted  shares of Franklin  Resources,  Inc.  stock (35%).  Larger bonus awards are 50% cash and 50% in  restricted  shares of Franklin  Resources,
Inc. stock. The bonus plan is intended to provide a competitive  level of annual bonus  compensation  that is tied to the portfolio  manager  achieving  superior investment  performance  and aligns the financial  incentives of the manager and the portfolio  manager.  Any bonus under the plan is  completely  discretionary.
While the  amount of any  bonus is  discretionary,  the  following  factors  are generally used in determining bonuses under the plan:

o    INVESTMENT  PERFORMANCE:  Primary  consideration  is given to the  historic investment  performance over the 1, 3 and 5 preceding years of all accounts managed by the  portfolio  manager.  The pre-tax  performance  of each fund managed is measured  relative to a relevant  peer group  and/or  applicable benchmark as appropriate.

o    RESEARCH:   Since  the   portfolio   management   team  also  has  research
     responsibilities,  each  portfolio  manager is  evaluated on the number and performance  of  recommendations  over time,  productivity  and  quality of recommendations, and peer evaluation.

o    NON-INVESTMENT  PERFORMANCE:  For  senior  portfolio  managers,  there is a qualitative evaluation based on leadership and the mentoring of staff.

o    RESPONSIBILITIES: The size and complexity of funds managed by the portfolio manager are factored in the manager's appraisal.

ADDITIONAL LONG-TERM EQUITY-BASED  COMPENSATION.  Portfolio managers may also be awarded options to purchase common shares of Franklin Resources, Inc. stock that would  permit the  portfolio  manager to  purchase a set amount of shares at the market price on the date of grant.  Some portfolio  managers also may be granted additional  restricted shares of Franklin Resources,  Inc. stock. Awards of such equity-based  compensation  typically vest over time, so as to create incentives to retain key talent.

A  portfolio  manager's  base pay tends to  increase  with  additional  and more complex  responsibilities  that include  increased assets under management and a portion of the bonus relates to marketing  efforts,  which  together  indirectly link  compensation to sales,  and which can give rise to potential  conflicts of interest as summarized below.

Portfolio  managers also  participate  in benefit  plans and programs  available generally to all employees of the manager.

CONFLICTS OF INTEREST

Conflicts of interest may arise when a portfolio  manager is responsible for the management  of more than one account.  The  principal  types of these  potential conflicts may include:

TIME AND ATTENTION.  The  management of multiple funds and/or  accounts may give rise to potential  conflicts of interest as the portfolio  manager must allocate his or her time and investment  ideas across  multiple funds and accounts.  This could result in a portfolio  manager  devoting unequal time and attention to the management  of each fund and/or  other  accounts.  The effect of this  potential conflict  may be more  pronounced  where  funds  and/or  accounts  overseen by a
particular  portfolio  manager  have  different  objectives,   benchmarks,  time
horizons, and fees.

LIMITED  INVESTMENT  OPPORTUNITIES.  If a portfolio manager identifies a limited investment  opportunity that may be suitable for multiple funds and/or accounts, the opportunity  may be allocated  among these several funds or accounts,  which may limit a fund's ability to take full advantage of the investment opportunity.
Templeton seek to manage such potential  conflicts by using procedures  intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

VARIATION IN INCENTIVES. A conflict of interest may arise where the financial or other benefits  available to the portfolio manager differ among the funds and/or accounts that he or she manages.  If the structure of the  investment  advisor's management fee and/or the portfolio manager's  compensation  differs among funds and/or  accounts (such as where certain funds or accounts pay higher  management fees or  performance-based  management  fees),  the  portfolio  manager might be motivated to help certain funds and/or  accounts over others.  In addition,  the portfolio  manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment  advisor and/or its affiliates have interests.  Similarly, the desire to maintain assets under management or to enhance the portfolio  manager's  performance record or to derive other rewards, financial or  otherwise,  could  influence  the  portfolio  manager in affording
preferential   treatment  to  those  funds  and/or   accounts  that  could  most
significantly benefit the portfolio manager.

PERSONAL  ACCOUNTS.  Portfolio  managers  may be  permitted to purchase and sell securities  for their own personal  accounts or the personal  accounts of family members,  which could potentially  influence the portfolio  manager's  decisions with  respect to  purchasing  or selling the same  securities  for the fund.  To mitigate  this  potential  conflict of interest,  Templeton has adopted Codes of
Ethics or other  policies  and  procedures  governing  the  personal  securities transactions of their portfolio managers.

DIFFERING  STRATEGIES.  At times,  a  portfolio  manager may  determine  that an investment  opportunity  may be  appropriate  for only some of the funds  and/or accounts for which he or she exercises investment responsibility,  or may decide that certain of the funds and/or accounts  should take differing  positions with respect to a particular  security.  In these cases,  the  portfolio  manager may place separate  transactions  for one or more funds or accounts which may affect the market price of the security or the execution of the  transaction,  or both, to the detriment or benefit of one or more other funds and/or accounts.

Templeton  and the fund have  adopted  compliance  polices  and  procedures,  as applicable, that are designed to address these, and other, types of conflicts of interest. There is no guarantee, however, that such policies and procedures will be able to detect and/or prevent every situation where a conflict arises.

PORTFOLIO MANAGER SECURITIES OWNERSHIP

OWNERSHIP OF SECURITIES

The  funds  will not be in  operation  until  March  31,  2006,  thus  there are currently no shareholders of the funds.

LEGAL PROCEEDINGS

None of the matters set forth below relates to American Century or the fund.

A  description  of the legal  proceedings  involving  certain  affiliates of the subadvisor for the International Value fund appears in the Acquired Funds SAI.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services,  LLC, 4500 Main Street,  Kansas City, Missouri 64111,
acts as  transfer  agent and  dividend-paying  agent for the fund.  It  provides physical  facilities,  computer  hardware and software  and  personnel,  for the day-to-day  administration  of the fund and the advisor.  The advisor pays ACS's costs for serving as transfer agent and  dividend-paying  agent for the fund out of the advisor's  unified  management fee. For a description of this fee and the terms of its payment, see the discussion under the caption INVESTMENT ADVISOR.

From time to time,  special services may be offered to shareholders who maintain higher  share  balances in our family of funds.  These  services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions,  newsletters and a team of personal representatives.  Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The fund's shares are distributed by American Century Investment Services, Inc., a registered broker-dealer.  The distributor is a wholly owned subsidiary of ACC and its principal  business address is 4500 Main Street,  Kansas City,  Missouri
64111.

The  distributor  is  the  principal  underwriter  of  the  fund's  shares.  The distributor makes a continuous,  best efforts underwriting of the fund's shares.
This means the distributor has no liability for unsold shares.  The advisor pays
ACIS's costs for serving as principal  underwriter  of the fund's  shares out of the advisor's  unified  management  fee. For a  description  of this fee and the terms of its payment,  see the discussion under the caption INVESTMENT  ADVISOR.
ACIS does not earn commissions for distributing the fund's shares.

Certain financial  intermediaries  unaffiliated with the distributor or the fund may perform various  administrative  and shareholder  services for their clients who are invested in the fund.  These  services may include  assisting  with fund purchases,  redemptions and exchanges,  distributing  information about the fund and its performance,  preparing and distributing client account statements,  and other  administrative and shareholder  services that would otherwise be provided by the  distributor or its  affiliates.  The distributor may pay fees out of its own resources to such financial intermediaries for providing these services.

CUSTODIAN BANKS

JPMorgan Chase Bank, 4 Metro Tech Center, Brooklyn, New York 11245, and Commerce
Bank, N.A., 1000 Walnut,  Kansas City,  Missouri 64105, each serves as custodian of the fund's assets.  The custodians take no part in determining the investment policies of the fund or in deciding  which  securities  are purchased or sold by the fund. The fund, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP is the independent  registered  public  accounting firm of the fund. The address of Deloitte & Touche LLP is 1010 Grand  Boulevard,  Kansas
City,  Missouri 64106. As the independent  registered  public accounting firm of the fund, Deloitte & Touche LLP and an affiliate provide services including:

(1)  auditing the annual financial statements for the fund,

(2)  assisting and consulting in connection with SEC filings, and

(3)  reviewing the annual federal income tax return filed for the fund.

BROKERAGE ALLOCATION

Under the management agreement between the fund and the advisor, the advisor has the  responsibility  of  selecting  brokers  and  dealers to  execute  portfolio transactions.  The  fund's  policy is to secure  the most  favorable  prices and execution  of orders on its  portfolio  transactions.  So long as that policy is met, the advisor may take into  consideration  the factors  discussed below when selecting brokers. For International  Value, ACGIM has delegated  responsibility for selecting brokers to execute  portfolio  transactions to Templeton under the terms of the applicable investment subadvisory agreement.

The advisor,  or the subadvisor,  as the case may be,  receives  statistical and other information and services,  including  research,  without cost from brokers and dealers.  The advisor or subadvisor evaluates such information and services, together  with all  other  information  that it may  have,  in  supervising  and managing the investments of the fund.  Because such information and services may vary in amount,  quality and reliability,  their influence in selecting  brokers varies  from none to very  substantial.  The  advisor or  subadvisor  intends to continue to place some of the funds' brokerage business with one or more brokers who provide  information and services.  Such information and services will be in addition to and not in lieu of services required to be performed by the advisor.
The advisor does not utilize brokers that provide such  information and services for the purpose of reducing  the expense of providing  required  services to the fund. The fund was not in operation as of the fiscal year end, thus no brokerage commissions were paid.

The  brokerage  commissions  that may be paid by the fund may exceed  those that another broker might have charged for effecting the same  transactions,  because of the value of the  brokerage  and  research  services  provided by the broker.
Research  services  furnished by brokers through whom the fund effect securities transactions  may be used by the advisor in servicing all of its  accounts,  and not all such  services may be used by the advisor in managing the  portfolios of the fund.

The staff of the SEC has expressed the view that the best price and execution of over-the-counter  transactions in portfolio securities may be secured by dealing
directly  with  principal  market  makers,   thereby  avoiding  the  payment  of
compensation to another broker. In certain situations,  the officers of the fund and the advisor believe that the facilities,  expert personnel and technological systems  of a broker  often  enable  the fund to  secure  as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The fund regularly place their  over-the-counter transactions  with  principal  market  makers,  but may also deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

REGULAR BROKER-DEALERS

Because the fund was not in operation  as of the fiscal year end,  there were no securities of broker-dealers owned by the fund.

INFORMATION ABOUT FUND SHARES

The fund is a series of shares issued by the ACWMF,  and shares of the fund have equal voting rights. In addition, the fund may be divided into separate classes.
See MULTIPLE CLASS STRUCTURE, which follows. Additional funds and classes may be added without a shareholder vote.

The fund votes  separately  on matters  affecting the fund  exclusively.  Voting rights are not  cumulative,  so  investors  holding more than 50% of the ACWMF's
(all funds')  outstanding shares may be able to elect a Board of Directors.  The
ACWMF  undertakes  dollar-based  voting,  meaning  that  the  number  of votes a shareholder is entitled to is based upon the dollar amount of the  shareholder's investment.  The election of directors is determined by the votes  received from all the ACWMF's  shareholders  without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

The  assets  belonging  to each  series of  shares  are held  separately  by the custodian and the shares of each series  represent a beneficial  interest in the principal,  earnings and profit (or losses) of investment  and other assets held for each  series.  Your rights as a  shareholder  are the same for all series of securities unless otherwise stated.  Within their respective  series, all shares have  equal  redemption  rights.  Each  share,  when  issued,  is fully paid and non-assessable.

Each shareholder has rights to dividends and distributions  declared by the fund he or she  owns  and to the net  assets  of the fund  upon  its  liquidation  or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

The ACWMF's Board of Directors has adopted a multiple class plan (the Multiclass
Plan)  pursuant  to Rule 18f-3  adopted  by the SEC.  The plan is  described  in
Exhibit II to the Proxy  Statement and  Prospectus.  Pursuant to such plan,  the fund may issue up to six classes of shares: Investor Class, Institutional Class,
A Class, B Class, C Class and R Class.

The Investor Class of most funds is made available to investors directly without any  load  or  commission,  for a  single  unified  management  fee.  It is also available  through some  financial  intermediaries.  The Investor Class of those funds  which  have A and B Classes is not  available  directly  at no load.  The
Institutional  Class is made available to institutional  shareholders or through financial  intermediaries  that do not require the same level of shareholder and administrative  services from the advisor as Investor Class  shareholders.  As a result,  the advisor is able to charge these classes a lower unified  management fee.  The  A,  B and  C  Classes  also  are  made  available  through  financial intermediaries,  for purchase by individual  investors who receive  advisory and personal services from the  intermediary.  The R Class is made available through financial  intermediaries  and is generally used in 401(k) and other  retirement plans.  The unified  management fee for the A, B, C and R Classes is the same as for  Investor  Class,  but the A, B, C and R Class  shares each are subject to a separate Master  Distribution  and Individual  Shareholder  Services Plan (the A
Class  Plan,  B Class  Plan,  C Class Plan and R Class  Plan,  respectively  and collectively,  the Plans)  described  below.  The Plans have been adopted by the fund's Board of Directors in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

RULE 12B-1

Rule 12b-1 permits an  investment  company to pay expenses  associated  with the distribution  of its shares in  accordance  with a plan  adopted by its Board of
Directors and approved by its shareholders.  Pursuant to such rule, the Board of
Directors  and  initial  shareholder  of the fund's A, B, C, and R Classes  have approved and entered  into the A Class Plan,  B Class Plan, C Class Plan,  and R
Class Plan, respectively. The plans are described below.

In adopting the plans, the Board of Directors (including a majority of directors who are not interested persons of the fund [as defined in the Investment Company
Act], hereafter referred to as the independent  directors) determined that there was a  reasonable  likelihood  that the  plans  would  benefit  the fund and the shareholders of the affected class.  Some of the  anticipated  benefits  include improved name recognition of the fund generally;  and growing assets in existing funds, which helps retain and attract investment  management talent,  provides a better  environment  for  improving  fund  performance,  and can lower the total expense  ratio for funds with  stepped-fee  schedules.  Pursuant  to Rule 12b-1, information  with respect to revenues and expenses  under the plans is presented to the Board of Directors quarterly for its consideration in connection with its deliberations as to the continuance of the plans.  Continuance of the plans must be approved by the Board of Directors  (including a majority of the  independent directors)  annually.  The  plans  may be  amended  by a vote  of the  Board  of
Directors (including a majority of the independent  directors),  except that the plans may not be  amended  to  materially  increase  the  amount to be spent for distribution  without  majority  approval of the  shareholders  of the  affected class.  The plans terminate  automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent  directors or by vote of a majority of the outstanding shareholder votes of the affected class.

All fees paid under the plans will be made in accordance  with Section 26 of the
Conduct Rules of the National Association of Securities Dealers (NASD).

A CLASS PLAN

As described in Exhibit II to the Proxy  Statement and  Prospectus,  the A Class
shares of the fund are made  available  to  participants  in  employer-sponsored retirement or savings plans and to persons  purchasing  through  broker-dealers, banks,  insurance  companies  and other  financial  intermediaries  that provide
various   administrative,   shareholder  and  distribution  services.  The  fund
distributor enters into contracts with various banks, broker-dealers,  insurance companies and other  financial  intermediaries,  with respect to the sale of the fund's shares and/or the use of the fund's shares in various investment products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the fund's transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for A  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  fund's  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the fund's
Board of Directors  has adopted the A Class Plan.  Pursuant to the A Class Plan, the A Class pays the fund's  distributor 0.25% annually of the average daily net asset value of the A Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services (as described below) and for distribution  services,  including past distribution  services (as described below).  This payment is fixed at 0.25% and is not based on expenses incurred by the distributor.

The fund was not in operation as of the fiscal year end,  thus no fees were paid under the A Class plan.

The  distributor  then makes  these  payments  to the  financial  intermediaries
(including underwriters and broker-dealers,  who may use some of the proceeds to compensate  sales  personnel)  who offer  the A Class  shares  for the  services described  below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the fund.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of A Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell A Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the fund's A Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the fund's shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the fund pursuant to the terms of the agreement  between the ACWMF and the fund's  distributor  and in accordance with Rule 12b-1 of the Investment Company Act.

B CLASS PLAN

As described in Exhibit II to the Proxy  Statement and  Prospectus,  the B Class
shares of the fund are made  available  to  participants  in  employer-sponsored retirement or savings plans and to persons  purchasing  through  broker-dealers, banks,  insurance  companies  and other  financial  intermediaries  that provide various  administrative,  shareholder  and  distribution  services.  The  fund's distributor enters into contracts with various banks, broker-dealers,  insurance companies and other  financial  intermediaries,  with respect to the sale of the fund's shares and/or the use of the fund's shares in various investment products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the fund's transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for B  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  fund's  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the fund's
Board of Directors  has adopted the B Class Plan.  Pursuant to the B Class Plan, the B Class pays the fund's  distributor 1.00% annually of the average daily net asset  value of the fund's B Class  shares,  0.25% of which is paid for  certain ongoing individual shareholder and administrative  services (as described below)
and  0.75%  of  which  is  paid  for  distribution   services,   including  past
distribution  services (as described below).  This payment is fixed at 1.00% and is not based on expenses incurred by the distributor.

The fund was not in operation as of the fiscal year end,  thus no fees were paid under the B Class plan.

The  distributor  then makes  these  payments  to the  financial  intermediaries
(including underwriters and broker-dealers,  who may use some of the proceeds to compensate  sales  personnel)  who offer  the B Class  shares  for the  services described  below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the fund.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of B Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell B Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the fund's B Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the fund's shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the fund pursuant to the terms of the agreement  between the ACWMF and the fund's  distributor  and in accordance with Rule 12b-1 of the Investment Company Act.

C CLASS PLAN

As described in Exhibit II to the Proxy  Statement and  Prospectus,  the C Class
shares of the fund are made  available  to  participants  in  employer-sponsored retirement or savings plans and to persons  purchasing  through  broker-dealers, banks,  insurance  companies  and other  financial  intermediaries  that provide various  administrative,  shareholder  and  distribution  services.  The  fund's distributor enters into contracts with various banks, broker-dealers,  insurance companies and other  financial  intermediaries,  with respect to the sale of the fund's shares and/or the use of the fund's shares in various investment products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the fund's transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for C  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  fund's  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the fund's
Board of Directors  has adopted the C Class Plan.  Pursuant to the C Class Plan, the C Class pays the fund's  distributor 1.00% annually of the average daily net asset  value of the fund's C Class  shares,  0.25% of which is paid for  certain ongoing individual shareholder and administrative  services (as described below)
and  0.75%  of  which  is  paid  for  distribution   services,   including  past
distribution  services (as described below).  This payment is fixed at 1.00% and is not based on expenses incurred by the distributor.

The fund was not in operation as of the fiscal year end,  thus no fees were paid under the C Class plan.

The  distributor  then makes  these  payments  to the  financial  intermediaries
(including underwriters and broker-dealers,  who may use some of the proceeds to compensate  sales  personnel)  who offer  the C Class  shares  for the  services described  below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the fund.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of C Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell C Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the fund's C Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the fund's shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the fund pursuant to the terms of the agreement  between the ACWMF and the fund's  distributor  and in accordance with Rule 12b-1 of the Investment Company Act.

R CLASS PLAN

As described in Exhibit II to the Proxy  Statement and  Prospectus,  the R Class
shares of the fund are made  available  to  participants  in  employer-sponsored retirement or savings plans and to persons  purchasing  through  broker-dealers, banks,  insurance  companies  and other  financial  intermediaries  that provide various  administrative,  shareholder  and  distribution  services.  The  fund's distributor enters into contracts with various banks, broker-dealers,  insurance companies and other  financial  intermediaries,  with respect to the sale of the fund's shares and/or the use of the fund's shares in various investment products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the fund's transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for R  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  fund's  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the fund's
Board of Directors  has adopted the R Class Plan.  Pursuant to the R Class Plan, the R Class pays the fund's  distributor 0.50% annually of the average daily net asset value of the R Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services (as described below) and for distribution  services,  including past distribution  services (as described below).  This payment is fixed at 0.50% and is not based on expenses incurred by the distributor.

The fund was not in operation as of the fiscal year end,  thus no fees were paid under the R Class plan.

The  distributor  then makes  these  payments  to the  financial  intermediaries
(including underwriters and broker-dealers,  who may use some of the proceeds to compensate  sales  personnel)  who offer  the R Class  shares  for the  services described  below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the fund.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of R Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell R Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the fund's R Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the fund's shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid  for by the  fund's  pursuant  to the  terms  of the  agreement between the ACWMF and the fund's  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

SALES CHARGES

The sales charges applicable to the A, B and C Classes of the fund are described in Exhibit II to the Proxy  Statement  and  Prospectus  for those classes in the section titled INVESTING THROUGH A FINANCIAL INTERMEDIARY. Shares of the A Class
are  subject to an initial  sales  charge,  which  declines as the amount of the purchase increases pursuant to the schedule set forth in Exhibit II to the Proxy
Statement and Prospectus. This charge may be waived in the following situations:

o    Qualified retirement plan purchases

o    Certain individual retirement account rollovers

o    Purchases  by  registered  representatives  and other  employees of certain financial  intermediaries (and their immediate family members) having sales agreements with the advisor or the distributor

o    Wrap accounts  maintained for clients of certain  financial  intermediaries who have entered into agreements with American Century

o    Purchases by current and retired  employees  of American  Century and their immediate  family members (spouses and children under age 21) and trusts or qualified retirement plans established by those persons

o    Purchases  by  certain  other   investors   that  American   Century  deems
     appropriate,  including  but not  limited to current or retired  directors, trustees  and  officers  of funds  managed  by the  advisor  and trusts and qualified retirement plans established by those persons

There are several ways to reduce the sales charges applicable to a purchase of A
Class shares.  These methods are described in Exhibit II to the Proxy  Statement and  Prospectus.  You or your  financial  advisor  must  indicate at the time of purchase that you intend to take advantage of one of these reductions.

Shares of the A, B and C Classes  are  subject to a  contingent  deferred  sales charge  (CDSC)  upon  redemption  of the  shares in certain  circumstances.  The specific  charges and when they apply are  described  in Exhibit II to the Proxy
Statement and Prospectus. The CDSC may be waived for certain redemptions by some shareholders, as described in Exhibit II to the Proxy Statement and Prospectus.

An investor may terminate his relationship  with an intermediary at any time. If the investor  does not  establish a  relationship  with a new  intermediary  and transfer any accounts to that new  intermediary,  such accounts may be exchanged to the Investor Class of the fund, if such class is available. The investor will be the shareholder of record of such accounts. In this situation, any applicable
CDSCs will be charged when the exchange is made.

Because the fund was not in  operation  as of the fiscal year end, no CDSCs were paid.

DEALER CONCESSIONS

The  fund's  distributor  expects  to pay  sales  commissions  to the  financial intermediaries  who sell A, B and/or C Class  shares  of the fund at the time of such sales. Payments for A Class shares will be as follows:

PURCHASE AMOUNT                          DEALER CONCESSION
--------------------------------------------------------------------------------
LESS THAN $50,000                             5.00%
--------------------------------------------------------------------------------
$50,000 - $99,999                             4.00%
--------------------------------------------------------------------------------
$100,000 - $249,999                           3.25%
--------------------------------------------------------------------------------
$250,000 - $499,999                           2.00%
--------------------------------------------------------------------------------
$500,000 - $999,999                           1.75%
--------------------------------------------------------------------------------
$1,000,000 - $3,999,999                       1.00%
--------------------------------------------------------------------------------
$4,000,000 - $9,999,999                       0.50%
--------------------------------------------------------------------------------
GREATER THAN $10,000,000                      0.25%
--------------------------------------------------------------------------------

No concession will be paid on purchases by qualified retirement plans.  Payments will  equal  4.00% of the  purchase  price of B Class  shares  and  1.00% of the purchase price of the C Class shares sold by the  intermediary.  The distributor will  retain  the  12b-1 fee paid by the C Class of fund for the first 13 months after the  shares  are  purchased.  This fee is  intended  in part to permit the distributor  to recoup a portion of on-going  sales  commissions to dealers plus financing  costs,  if any.  Beginning with the first day of the 13th month,  the distributor  will  make  the C Class  distribution  and  individual  shareholder services fee payments described above to the financial  intermediaries  involved on a quarterly basis. In addition, B and C Class purchases and A Class purchases greater than  $1,000,000 are subject to a CDSC as described in Exhibit II to the
Proxy Statement and Prospectus.

From  time to time,  the  distributor  may  provide  additional  concessions  to dealers,  including but not limited to payment  assistance for  conferences  and seminars,  provision of sales or training  programs for dealer  employees and/or the public (including, in some cases, payment for travel expenses for registered representatives  and other dealer  employees who  participate),  advertising and sales  campaigns  about the fund, and  assistance in financing  dealer-sponsored events.  Other concessions may be offered as well, and all such concessions will be consistent  with  applicable  law,  including the  then-current  rules of the
National  Association  of Securities  Dealers,  Inc. Such  concessions  will not change the price paid by investors for shares of the fund.

BUYING AND SELLING FUND SHARES

Information  about buying,  selling,  exchanging and, if applicable,  converting fund shares is contained in Exhibit II to the Proxy Statement and Prospectus.

VALUATION OF A FUND'S SECURITIES

All classes of the fund except the A Class are offered at their net asset value, as described  below. The A Class of the fund is offered at their public offering price,  which is the net asset value plus the  appropriate  sales  charge.  This calculation may be expressed as a formula:

Offering Price = Net Asset Value/(1 - Sales Charge as a % of Offering Price)

For  example,  if the net asset value of a fund's A Class  shares is $5.00,  the public offering price would be $5.00/(1-5.75%) = $5.31.

The fund's net asset  value (NAV) is  calculated  as of the close of business of the New York Stock  Exchange (the  Exchange),  each day the Exchange is open for business.  The Exchange  usually  closes at 4 p.m.  Eastern  time.  The Exchange typically  observes the following  holidays:  New Year's Day, Martin Luther King
Jr. Day,  Presidents' Day, Good Friday,  Memorial Day,  Independence  Day, Labor
Day,  Thanksgiving  Day and  Christmas  Day.  Although the fund expects the same holiday  schedule  to be observed in the  future,  the  Exchange  may modify its holiday schedule at any time.

The fund's NAV is calculated by adding the value of all portfolio securities and other  assets,  deducting  liabilities  and dividing the result by the number of shares  outstanding.  Expenses and interest  earned on portfolio  securities are accrued daily.

The  portfolio  securities  of the fund that are  listed or traded on a domestic securities exchange are valued at the last sale price on that exchange except as otherwise noted.  Portfolio  securities  primarily traded on foreign  securities exchanges  are  generally  valued  at  the  preceding  closing  values  of  such securities on the exchange where primarily  traded or as of the close of the New
York Stock  Exchange,  if that is earlier.  That value is then converted to U.S.
dollars at the prevailing  foreign exchange rate. If no sale is reported,  or if local convention or regulation so provides, the mean of the latest bid and asked prices is used.  Depending on local convention or regulation,  securities traded over-the-counter  are priced at the mean of the latest bid and asked prices, the last sale price or the official  closing price.  When market  quotations are not readily  available,  securities  and other  assets  are  valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices  provided by investment  dealers in accordance  with procedures established by the Board of Directors.

Securities  maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium,  unless the directors determine that this would not result in fair valuation of a given  security.  Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Directors.

The value of an  exchange-traded  foreign security is determined in its national currency  as of the close of  trading  on the  foreign  exchange  on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier.  That value is then  translated  to dollars at the  prevailing  foreign exchange rate.

Trading in  securities  on European  and Far Eastern  securities  exchanges  and over-the-counter markets is normally completed at various times before the close of  business on each day that the New York Stock  Exchange is open.  If an event were to occur after the value of a security was  established  but before the net asset value per share was  determined  that was likely to materially  change the net asset value,  then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Trading of these  securities in foreign  markets may not take place on every day that the  Exchange  is open.  In  addition,  trading  may take  place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the  Exchange is not open and on which the fund's net asset values are not calculated. Therefore, such calculations do not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculations and the value of the fund's portfolios may be affected on days when shares of the fund may not be purchased or redeemed.

TAXES

FEDERAL INCOME TAXES

The fund intends to qualify  annually as a regulated  investment  company  under
Subchapter M of the Internal  Revenue Code of 1986, as amended (the Code). By so qualifying,  the fund should be exempt from  federal  income taxes to the extent that it  distributes  substantially  all of its net  investment  income  and net realized capital gains (if any) to shareholders. If the fund fails to qualify as a  regulated  investment  company,  it will be liable for  taxes,  significantly reducing its  distributions to investors and eliminating  investors'  ability to treat distributions received from the fund in the same manner in which they were realized by the fund.

If fund shares are purchased  through  taxable  accounts,  distributions  of net investment  income  and net  short-term  capital  gains  are  taxable  to you as ordinary income, unless they are designated as qualified dividend income and you meet a minimum  required holding period with respect to your shares of the fund, in which case such distributions are taxed as long-term capital gains. Qualified dividend income is a dividend  received by the fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period.  The required  holding period for qualified  dividend income is met if the underlying shares are held more than 60 days in the 121-day period beginning 60 days prior to the ex-dividend  date.  Dividends  received by the fund's on shares of stock of domestic  corporations  may qualify for the 70%
dividends  received  deduction to the extent that the fund held those shares for more than 45 days.  Distributions  from gains on assets  held by the fund longer than 12 months are taxable as long-term  gains  regardless of the length of time you have held your shares in the fund.  If you  purchase  shares in the fund and sell them at a loss  within six  months,  your loss on the sale of those  shares will be  treated as a  long-term  capital  loss to the  extent of any  long-term capital gains dividend you received on those shares.

Dividends and interest received by the fund on foreign  securities may give rise to  withholding  and other  taxes  imposed by foreign  countries.  However,  tax conventions  between  certain  countries  and the  United  States  may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains in respect of investments  by  non-resident  investors.  Any foreign taxes paid by the fund will reduce its dividend distributions to investors.

If more  than 50% of the  value of the  fund's  total  assets  at the end of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal  Revenue Service with respect to such fiscal year so that fund  shareholders may be able to claim a foreign tax credit in lieu of a deduction  for foreign  income  taxes paid by the fund.  If such an election is made,  the foreign  taxes paid by the fund will be treated as income received by you.  In order for you to utilize  the foreign tax credit,  you must have held your shares for 16 days or more during the 31-day period, beginning 15 days prior to the ex-dividend  date for the mutual fund shares.  The mutual fund must  meet  a  similar  holding  period  requirement  with  respect  to  foreign securities to which a dividend is  attributable.  Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be deducted in computing net investment income.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of such holdings  will be deemed  ordinary  income  regardless of how long the fund holds the investment.  The fund also may be subject to corporate  income tax and an interest  charge on certain  dividends  and capital  gains  earned from these investments,  regardless  of whether  such income and gains are  distributed  to shareholders.  In the  alternative,  the fund may elect to recognize  cumulative gains on such  investments  as of the last day of its fiscal year and distribute them to shareholders.  Any distribution  attributable to a PFIC is characterized as ordinary income.

Because  the fund was not in  operation  as of the  fiscal  year end,  it had no capital gains or losses.

If you have not complied with certain  provisions  of the Internal  Revenue Code and  Regulations,  either  American  Century or your financial  intermediary  is required by federal law to withhold and remit to the IRS the applicable  federal withholding rate of reportable  payments (which may include  dividends,  capital gains distributions and redemption  proceeds).  Those regulations require you to certify that the Social Security number or tax identification number you provide
is  correct  and  that  you  are  not  subject  to   withholding   for  previous
under-reporting  to  the  IRS.  You  will  be  asked  to  make  the  appropriate certification on your account  application.  Payments  reported by us to the IRS that omit your Social Security number or tax identification  number will subject us to a  non-refundable  penalty  of $50,  which will be  charged  against  your account  if you fail to  provide  the  certification  by the time the  report is filed.

A redemption of shares of the fund  (including a redemption  made in an exchange transaction)  will be a taxable  transaction for federal income tax purposes and you will  generally  recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount  received.  If a loss is realized on the redemption of fund shares,  the  reinvestment  in additional  fund shares within 30 days before or after the  redemption may be subject to the "wash sale"
rules of the Code,  resulting in a postponement  of the recognition of such loss for federal income tax purposes.

STATE AND LOCAL TAXES

Distributions by the fund also may be subject to state and local taxes,  even if all or a  substantial  part of such  distributions  are derived from interest on
U.S. government obligations which, if you received such interest directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when the fund pays  distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your state.

The  information  above  is only a  summary  of  some of the tax  considerations affecting  the fund and its  shareholders.  No attempt  has been made to discuss individual tax consequences.  A prospective  investor should consult with his or her tax advisors or state or local tax authorities to determine whether the fund is a suitable investment.

FINANCIAL STATEMENTS

The fund was not in operation as of the most recent fiscal year,  thus there are no financial statements for the fund.

EXPLANATION OF FIXED-INCOME
SECURITIES RATINGS

As described in Exhibit II to the Proxy  Statement  and  Prospectus  and in this information,  the fund may invest in fixed-income securities. Those investments, however,  are subject to certain credit quality restrictions as noted in Exhibit
II to the Proxy  Statement  and  Prospectus.  The  following is a summary of the
rating  categories   referenced  in  Exhibit  II  to  the  Proxy  Statement  and
Prospectus.

RATINGS OF CORPORATE DEBT SECURITIES

STANDARD & POOR'S
--------------------------------------------------------------------------------
AAA                 This  is  the  highest  rating  assigned  by  S&P  to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
AA                  Debt rated in this  category  is  considered  to have a very strong  capacity to pay  interest  and repay  principal.  It differs  from the  highest-rated  obligations  only in small degree.
--------------------------------------------------------------------------------
A                   Debt rated A has a strong capacity to pay interest and repay principal,  although it is somewhat more  susceptible to the adverse  effects of changes in  circumstances  and  economic conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
BBB                 Debt  rated  in this  category  is  regarded  as  having  an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic  conditions  or  changing  circumstances  are  more likely to lead to a weakened  capacity to pay  interest  and
                    repay   principal   for  debt  in  this   category  than  in
                    higher-rated categories. Debt rated below BBB is regarded as having significant speculative characteristics.
--------------------------------------------------------------------------------
BB                  Debt rated in this category has less near-term vulnerability to default than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business,
                    financial,   or  economic  conditions  that  could  lead  to
                    inadequate  capacity to meet timely  interest and  principal payments.  The BB rating also is used for debt  subordinated to senior  debt that is  assigned  an actual or implied  BBB rating.
--------------------------------------------------------------------------------
B                   Debt rated in this category is more vulnerable to nonpayment than obligations rated BB, but currently has the capacity to
                    pay  interest  and  repay   principal.   Adverse   business,
                    financial,  or economic  conditions  will likely  impair the obligor's  capacity or willingness to pay interest and repay principal.
--------------------------------------------------------------------------------
CCC                 Debt  rated in this  category  is  currently  vulnerable  to
                    nonpayment  and  is  dependent   upon  favorable   business,
                    financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business,  financial,  or  economic  conditions,  it is  not likely  to have  the  capacity  to pay  interest  and  repay principal.  The CCC  rating  category  is also used for debt subordinated  to senior  debt that is  assigned an actual or implied B or B- rating.
--------------------------------------------------------------------------------
CC                  Debt rated in this category is currently  highly  vulnerable to nonpayment.  This rating category is also applied to debt subordinated  to senior  debt that is  assigned an actual or implied CCC rating.
--------------------------------------------------------------------------------
C                   The rating C typically  is applied to debt  subordinated  to
                    senior  debt,   and  is  currently   highly   vulnerable  to
                    nonpayment  of interest  and  principal.  This rating may be used to cover a situation  where a  bankruptcy  petition has been  filed  or  similar  action  taken,  but  debt  service payments are being continued.
--------------------------------------------------------------------------------
D                   Debt rated in this  category is in  default.  This rating is used when interest payments or principal  repayments are not made on the date due even if the applicable grace period has not expired,  unless S&P believes that such payments will be made during such grace period. It also will be used upon the filing of a  bankruptcy  petition or the taking of a similar action if debt service payments are jeopardized.
--------------------------------------------------------------------------------

MOODY'S INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------
Aaa                 This is the  highest  rating  assigned  by Moody's to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
Aa                  Debt rated in this  category  is  considered  to have a very strong  capacity to pay  interest  and repay  principal  and differs  from Aaa issues  only in a small  degree.  Together with Aaa debt,  it  comprises  what are  generally  known as high-grade bonds.
--------------------------------------------------------------------------------
A                   Debt  rated  in  this  category   possesses  many  favorable
                    investment   attributes   and   is  to  be   considered   as
                    upper-medium-grade  debt.  Although capacity to pay interest and repay principal are considered adequate,  it is somewhat more  susceptible  to the  adverse  effects  of  changes  in
                    circumstances   and   economic   conditions   than  debt  in
                    higher-rated categories.
--------------------------------------------------------------------------------
Baa                 Debt rated in this category is  considered  as  medium-grade debt having an adequate  capacity to pay  interest and repay principal.  While it normally exhibits  adequate  protection
                    parameters,   adverse   economic   conditions   or  changing
                    circumstances are more likely to lead to a weakened capacity to pay  interest  and  repay  principal  for  debt  in  this category than in higher-rated  categories.  Debt rated below
                    Baa  is   regarded   as   having   significant   speculative
                    characteristics.
--------------------------------------------------------------------------------
Ba                  Debt rated Ba has less  near-term  vulnerability  to default than  other  speculative  issues.  However,  it faces  major ongoing  uncertainties  or  exposure  to  adverse  business,
                    financial  or  economic   conditions   that  could  lead  to
                    inadequate  capacity to meet timely  interest and  principal payments.  Often the  protection  of interest and  principal payments may be very moderate.
--------------------------------------------------------------------------------
B                   Debt rated B has a greater  vulnerability  to  default,  but currently  has the capacity to meet  financial  commitments.
                    Assurance   of  interest  and   principal   payments  or  of
                    maintenance  of other  terms of the  contract  over any long period of time may be small.  The B rating  category is also used for debt  subordinated  to senior debt that is assigned an actual or implied Ba or Ba3 rating.
--------------------------------------------------------------------------------
Caa                 Debt  rated  Caa  is  of  poor  standing,  has  a  currently identifiable vulnerability to default, and is dependent upon favorable  business,  financial  and economic  conditions to meet timely  payment of interest and repayment of principal.
                    In the event of  adverse  business,  financial  or  economic conditions,  it is not  likely to have the  capacity  to pay interest and repay principal.  Such issues may be in default or there may be present  elements of danger with  respect to principal or interest.  The Caa rating is also used for debt subordinated  to senior  debt that is  assigned an actual or implied B or B3 rating.
--------------------------------------------------------------------------------
Ca                  Debt rated in this category  represent  obligations that are speculative in a high degree.  Such debt is often in default or has other marked shortcomings.
--------------------------------------------------------------------------------
C                   This is the lowest  rating  assigned  by  Moody's,  and debt rated C can be regarded as having  extremely  poor prospects of attaining investment standing.
--------------------------------------------------------------------------------

FITCH INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------
AAA                 Debt rated in this  category has the lowest  expectation  of credit  risk.  Capacity  for  timely  payment  of  financial commitments is  exceptionally  strong and highly unlikely to be adversely affected by foreseeable events.
--------------------------------------------------------------------------------
AA                  Debt rated in this  category has a very low  expectation  of credit  risk.  Capacity  for  timely  payment  of  financial commitments is very strong and not significantly  vulnerable to foreseeable events.
--------------------------------------------------------------------------------
A                   Debt rated in this category has a low  expectation of credit risk.  Capacity for timely payment of financial  commitments is  strong,  but  may  be  more  vulnerable  to  changes  in circumstances  or in economic  conditions than debt rated in higher categories.
--------------------------------------------------------------------------------
BBB                 Debt rated in this category  currently has a low expectation of credit risk and an adequate  capacity for timely  payment
                    of  financial  commitments.   However,  adverse  changes  in
                    circumstances and in economic  conditions are more likely to impair this capacity.  This is the lowest  investment  grade category.
--------------------------------------------------------------------------------

FITCH INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------
BB                  Debt rated in this category has a possibility  of developing credit risk,  particularly as the result of adverse economic
                    change   over   time.   However,   business   or   financial
                    alternatives may be available to allow financial commitments to be  met.  Securities  rated  in  this  category  are  not investment grade.
--------------------------------------------------------------------------------
B                   Debt rated in this category has significant credit risk, but a limited margin of safety  remains.  Financial  commitments currently  are being met, but capacity  for  continued  debt service  payments is contingent upon a sustained,  favorable business and economic environment.
--------------------------------------------------------------------------------
CCC, CC, C          Debt rated in these  categories has a real  possibility  for default.  Capacity for meeting financial commitments depends
                    solely  upon  sustained,   favorable  business  or  economic
                    developments.  A CC rating  indicates  that  default of some kind appears probable; a C rating signals imminent default.
--------------------------------------------------------------------------------
DDD, DD, D          The ratings of obligations in these  categories are based on their prospects for achieving  partial or full recovery in a reorganization or liquidation of the obligor. While expected
                    recovery  values  are  highly   speculative  and  cannot  be
                    estimated with any precision, the following serve as general guidelines.  DDD obligations have the highest  potential for recovery, around 90%-100% of outstanding amounts and accrued interest.  DD indicates potential recoveries in the range of
                    50%-90% and D the lowest  recovery  potential,  i.e.,  below
                    50%.

                    Entities rated in these categories have defaulted on some or all of  their  obligations.  Entities  rated  DDD  have  the highest  prospect for resumption of performance or continued
                    operation with or without a formal  reorganization  process.
                    Entities  rated DD and D are  generally  undergoing a formal reorganization  or liquidation  process;  those rated DD are likely to  satisfy  a higher  portion  of their  outstanding obligations,  while entities rated D have a poor prospect of repaying all obligations.
--------------------------------------------------------------------------------

COMMERCIAL PAPER RATINGS
--------------------------------------------------------------------------------
S&P         MOODY'S           DESCRIPTION
--------------------------------------------------------------------------------
A-1         Prime-1           This indicates that the degree of safety regarding
            (P-1)             timely payment is strong.  Standard & Poor's rates
                              those  issues   determined  to  possess  extremely
                              strong safety characteristics as A-1+.
--------------------------------------------------------------------------------
A-2         Prime-2           Capacity for timely payment on commercial paper is
            (P-2)             satisfactory, but the relative degree of safety is
                              not as high as for issues designated A-1. Earnings
                              trends and coverage ratios,  while sound,  will be
                              more   subject   to   variation.    Capitalization
                              characteristics,  while still appropriated, may be
                              more  affected  by  external   conditions.   Ample
                              alternate liquidity is maintained.
--------------------------------------------------------------------------------
A-3         Prime-3           Satisfactory capacity for timely repayment. Issues
            (P-3)             that  carry  this   rating   are   somewhat   more
                              vulnerable to the adverse changes in circumstances
                              than obligations carrying the higher designations.
--------------------------------------------------------------------------------

To provide more detailed  indications of credit  quality,  the Standard & Poor's ratings  from AA to CCC may be modified by the  addition of a plus or minus sign to show  relative  standing  within  these major rating  categories.  Similarly,
Moody's adds numerical  modifiers (1,2,3) to designate  relative standing within its major bond  rating  categories.  Fitch,  Inc.  also  rates  bonds and uses a ratings system that is substantially similar to that used by Standard & Poor's.

NOTE RATINGS
--------------------------------------------------------------------------------
S&P       MOODY'S           DESCRIPTION
--------------------------------------------------------------------------------
SP-1      MIG-1; VMIG-1     Notes are of the highest quality enjoying strong
                            protection from established cash flows of funds
                            for their servicing or from established and
                            broad-based access to the market for refinancing,
                            or both.
--------------------------------------------------------------------------------
SP-2      MIG-2; VMIG-2     Notes are of high quality, with margins of
                            protection ample, although not so large as in the
                            preceding group.
--------------------------------------------------------------------------------
SP-3      MIG-3; VMIG-3     Notes are of favorable quality, with all security
                            elements accounted for, but lacking the undeniable
                            strength of the
                            preceding grades. Market access for refinancing,
                            in particular, is likely to be less well
                            established.
--------------------------------------------------------------------------------
SP-4      MIG-4; VMIG-4     Notes are of adequate quality, carrying specific
                            risk but having protection and not distinctly or
                            predominantly speculative.
--------------------------------------------------------------------------------

AMERICAN CENTURY INVESTMENT TRUST*

AMERICAN CENTURY-MASON STREET HIGH-YIELD BOND FUND

AMERICAN CENTURY-MASON STREET SELECT BOND FUND

*    PLEASE  SEE THE SAI DATED  JULY 29,  2005 FOR  INFORMATION  CONCERNING  THE
     DIVERSIFIED  BOND FUND,  HIGH-YIELD FUND,  INFLATION  PROTECTION BOND FUND,
     PREMIUM MONEY MARKET FUND, AND PRIME MONEY MARKET FUND.

THE FUNDS' HISTORY

American Century Investment Trust ("ACIT") is a registered  open-end  management investment company that was organized as a Massachusetts  business trust on June
16, 1993. Until January 1997, it was known as Benham Investment Trust.

Each  fund  described  in this  information  is a  separate  series  of ACIT and operates for many purposes as if it were an independent  company.  Each fund has its  own  investment  objective,  strategy,  management  team,  assets,  and tax identification and stock registration numbers.

FUND/CLASS                             TICKER SYMBOL           INCEPTION DATE
--------------------------------------------------------------------------------
HIGH-YIELD BOND FUND
--------------------------------------------------------------------------------
   Investor Class                         xxx                       xxx
--------------------------------------------------------------------------------
   Institutional Class                    xxx                       xxx
--------------------------------------------------------------------------------
   A Class                                xxx                       xxx
--------------------------------------------------------------------------------
   B Class                                xxx                       xxx
--------------------------------------------------------------------------------
   C Class                                xxx                       xxx
--------------------------------------------------------------------------------
   R Class                                xxx                       xxx
--------------------------------------------------------------------------------
SELECT BOND FUND
--------------------------------------------------------------------------------
   Investor Class                         xxx                       xxx
--------------------------------------------------------------------------------
   Institutional Class                    xxx                       xxx
--------------------------------------------------------------------------------
   A Class                                xxx                       xxx
--------------------------------------------------------------------------------
   B Class                                xxx                       xxx
--------------------------------------------------------------------------------
   C Class                                xxx                       xxx
--------------------------------------------------------------------------------
   R Class                                xxx                       xxx
--------------------------------------------------------------------------------

FUND INVESTMENT GUIDELINES

This section  explains the extent to which the fund's advisor,  American Century
Investment Management,  Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section,  INVESTMENT STRATEGIES AND RISKS. In the case of the  fund's  principal  investment  strategies,  these  descriptions elaborate  upon  discussion  contained in Exhibit II to the Proxy  Statement and
Prospectus.

The funds are  diversified  as defined in the  Investment  Company  Act of 1940.
Diversified means that, with respect to 75% of its total assets, a fund will not invest more than 5% of its total assets in the  securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer (other than the U.S. government).

To meet federal tax  requirements for  qualification  as a regulated  investment company,  each fund  must  limit  its  investments  so that at the close of each quarter of its taxable year:

(1)  no more than 25% of its total  assets are invested in the  securities  of a single  issuer (other than the U.S.  government  or a regulated  investment company); and

(2)  with  respect to at least 50% of its total  assets,  no more than 5% of its total assets are invested in the securities of a single issuer.

In general, within the restrictions outlined here and in Exhibit II to the Proxy
Statement and Prospectus, the portfolio managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments are varied according to what is judged  advantageous  under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities  that may be held,  subject to the  investment  restrictions described below.  Subject to the specific  limitations  applicable to each fund, the fund management  teams may invest the assets of each fund in varying amounts in other instruments,  such as those reflected in Table 1, when such a course is deemed appropriate in order to pursue each fund's investment objective.

HIGH-YIELD BOND

High-Yield Bond seeks high current income and capital  appreciation by investing in  non-investment  grade debt securities.  Non-investment  grade securities are subject to greater credit risk and  consequently  offer higher yields.  The fund may also purchase:

o    corporate debt securities, including convertible securities

o    government securities,  including debt securities issued by state and local
     governments  and  their  agencies,  subdivisions,   authorities  and  other
     government sponsored enterprises

o    obligations of international agencies or supranational entities

o    pass-through securities (including mortgage- and asset-backed securities)

o    loan participations and assignments; dollar roll transactions

o    indexed/structured  securities  (including hybrid securities,  event linked bonds and trust certificates)

o    money market instruments, such as commercial paper, time deposits, bankers'
     acceptances, repurchase agreements and reverse repurchase agreements

o    derivative  instruments,   such  as  options,   futures,   forwards,  swaps
     agreements  and  other  types of  derivatives  and  exchange  traded  funds individually  or in  combination  for hedging  purposes  (including to gain exposure to the securities  markets pending  investment of cash balances or to meet  liquidity  needs) or for  non-hedging  purposes such as seeking to enhance return

o    zero coupon, pay-in-kind, step, strip, or tender option bonds

o    Rule 144A securities

Up to 30% of the fund's net assets may be invested in foreign securities.

The securities  purchased by the fund will  typically be rated below  investment grade by at least one  nationally  recognized  statistical  rating  organization
(e.g., BB or lower by Standard & Poor's or Ba or lower by Moody's). The fund may purchase  unrated  securities if such  securities  are  determined by the fund's management to be of comparable quality.

SELECT BOND

The primary investment  objective of the Select Bond Fund is to seek high income and capital  appreciation,  consistent with preservation of capital.  Generally, the fund invests in a diversified  portfolio of investment grade debt securities with maturities  exceeding one year.  Investment grade securities are securities rated investment grade by at least one nationally recognized  statistical rating organization  (e.g.,  BBB- or higher by  Standard  & Poor's or Baa3 or higher by
Moody's), or, if unrated, determined by management to be of comparable quality.

The fund may  invest  up to 20% of net  assets  in  non-investment  grade,  high yield/high-risk  bonds.  Also,  the fund may  invest up to 30% of net  assets in foreign  securities,  consistent  with its investment  objective,  including (i)
foreign securities  denominated in a foreign currency and not publicly traded in the U.S.  and (ii) U. S.  currency  denominated  foreign  securities,  including depositary  receipts  and  depository  shares  issued  by U.S.  banks  (American
Depositary  Receipts or "ADRs")  and U.S.  broker-dealers  (American  Depository
Shares).

In  selecting  securities  for the fund,  management  develops  an  outlook  for interest rates and the economy;  analyzes credit and call risks,  and uses other security selection techniques.  The proportion of the fund's assets committed to investment  in  securities  with  particular  characteristics  (such as quality, sector, interest rate or maturity) varies based on the manager's outlook for the economy, the financial markets and other factors.

Table 1

An "X" in the table below  indicates that the fund may invest in the security or employ the investment technique that appears in the corresponding row.

                                  HIGH-YIELD        SELECT
                                     BOND            BOND
--------------------------------------------------------------------------------
Commercial Paper                       X               X
--------------------------------------------------------------------------------
Bank Obligations                       X               X
--------------------------------------------------------------------------------
U.S. Government Securities             X               X
--------------------------------------------------------------------------------
Derivative Securities                  X               X
--------------------------------------------------------------------------------
Mortgage-Related Securities            X               X
--------------------------------------------------------------------------------
Mortgage Dollar Rolls                  X               X
--------------------------------------------------------------------------------
Asset-Backed Securities                X               X
--------------------------------------------------------------------------------
Swap Agreements                        X               X
--------------------------------------------------------------------------------
Inflation-linked Securities            X               X
--------------------------------------------------------------------------------
Variable- and Floating-Rate            X               X
Instruments
--------------------------------------------------------------------------------
Loan Participations                    X               X
--------------------------------------------------------------------------------
Repurchase Agreements                  X               X
--------------------------------------------------------------------------------
Taxable Municipal Obligations          X               X
--------------------------------------------------------------------------------
Portfolio Lending                   33 1/3%         33 1/3%
--------------------------------------------------------------------------------
When-Issued and Forward-               X               X
   Commitment Agreements
--------------------------------------------------------------------------------
Illiquid Securities                   15%             15%
--------------------------------------------------------------------------------
Foreign Currency                       X               X
--------------------------------------------------------------------------------
Transactions and
   Forward Exchange Contracts          X               X
--------------------------------------------------------------------------------
Short Sales                            X               X
--------------------------------------------------------------------------------
Futures & Options                      X               X
--------------------------------------------------------------------------------
Forward Currency Exchange              X               X
--------------------------------------------------------------------------------
Contracts
Other Investment Companies            10%             10%
--------------------------------------------------------------------------------
Municipal Notes                        X               X
--------------------------------------------------------------------------------
Municipal Bonds                        X               X
--------------------------------------------------------------------------------
Obligations with Term Puts Attached    X               X
--------------------------------------------------------------------------------
Zero-Coupon and Step-Coupon            X               X
--------------------------------------------------------------------------------
Pay-in-Kind Securities                 X               X
--------------------------------------------------------------------------------
Inverse Floaters                       X               X
--------------------------------------------------------------------------------
Loan Interests                         X               X
--------------------------------------------------------------------------------
Foreign Securities                    30%             30%
--------------------------------------------------------------------------------
Convertible Securities                 X               X
--------------------------------------------------------------------------------
Short-Term Securities                  X               X
--------------------------------------------------------------------------------
Equity Equivalents                     X               X
--------------------------------------------------------------------------------
Tender Option Bonds                    X               X
--------------------------------------------------------------------------------
TRACERS~/TRAINS~                       X               X
--------------------------------------------------------------------------------

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes various investment  vehicles and techniques the portfolio managers  can use in  managing  the fund's  assets.  It also  details  the risks associated with each because each investment  vehicle and technique  contributes to a fund's overall risk profile.

COMMERCIAL PAPER

The  funds may  invest  in  commercial  paper  (CP)  that is issued by  utility, financial,  and industrial  companies,  supranational  organizations and foreign governments  and their agencies and  instrumentalities.  Rating  agencies assign ratings  to CP issuers  indicating  the  agencies'  assessment  of credit  risk.
Investment-grade  CP ratings  assigned by three rating  agencies are provided in the following table.

                       MOODY'S INVESTORS      STANDARD         FITCH INVESTORS
                       SERVICE, INC.          & POOR'S         SERVICE, INC.
--------------------------------------------------------------------------------
Highest Ratings        Prime-1                A-1/A-1+         F-1/F-1+

                       Prime-2                A-2              F-2

                       Prime-3                A-3              F-3

Some examples of CP and CP issuers are provided in the following paragraphs.

Domestic  CP is  issued  by  U.S.  industrial  and  finance  companies,  utility companies,  thrifts and bank holding companies. Foreign CP is issued by non-U.S.
industrial  and finance  companies  and  financial  institutions.  Domestic  and foreign  corporate  issuers  occasionally  have  the  underlying  support  of  a well-known,  highly rated commercial bank or insurance company.  Bank support is provided  in the form of a letter of credit  (an LOC) or  irrevocable  revolving credit  commitment  (an IRC).  Insurance  support is  provided  in the form of a surety bond.

Bank holding  company CP is issued by the holding  companies of many  well-known domestic banks, including Citicorp,  J.P. Morgan Chase & Company and First Union
National  Bank.  Bank holding  company CP may be issued by the parent of a money center or regional bank.

Thrift  CP is  issued  by major  federal  or  state-chartered  savings  and loan associations and savings banks.

Schedule B Bank CP is short-term,  U.S. dollar-denominated CP issued by Canadian subsidiaries  of  non-Canadian  banks  (Schedule  B  banks).  Whether  issued as commercial paper, a certificate of deposit or a promissory note, each instrument issued by a Schedule B bank ranks  equally  with any other  deposit  obligation.
Commercial  paper  issued by  Schedule B banks  provides  an  investor  with the comfort and reduced risk of a direct and unconditional  parental bank guarantee.
Schedule  B  instruments  generally  offer  higher  rates  than  the  short-term instruments of the parent bank or holding company.

Asset-backed CP is issued by corporations through special programs. In a typical program, a special purpose corporation (SPC),  created and/or serviced by a bank or other financial institution, uses the proceeds from an issuance of commercial paper  to  purchase  receivables  or  other  financial  assets  from one or more corporations  (sellers).  The sellers transfer their interest in the receivables or other financial  assets to the SPC, and the cash flow from the receivables or other  financial  assets is used to pay interest and principal on the commercial paper.  Letters of credit or other forms of credit  enhancement may be available to cover the risk that the cash flow  from the  receivables  or other  financial assets will not be sufficient to cover the maturing commercial paper.

BANK OBLIGATIONS

Negotiable  certificates of deposit (CDs) evidence a bank's  obligation to repay money  deposited  with it for a specified  period of time.  The following  table identifies the types of CDs the funds may buy.

CD TYPE          ISSUER
--------------------------------------------------------------------------------
Domestic         Domestic offices of U.S. banks
--------------------------------------------------------------------------------
Yankee           U.S. branches of foreign banks
--------------------------------------------------------------------------------
Eurodollar       Issued in London by U.S., Canadian, European and Japanese banks
--------------------------------------------------------------------------------
Schedule B       Canadian subsidiaries of non-Canadian banks
--------------------------------------------------------------------------------

Bankers'  acceptances are used to finance foreign commercial trade.  Issued by a bank with an importer's name on them,  these  instruments  allow the importer to back up its own pledge to pay for  imported  goods with a bank's  obligation  to cover the transaction if the importer fails to do so.

Bank notes are senior unsecured  promissory notes issued in the United States by domestic commercial banks.

Time deposits are non-negotiable  bank deposits  maintained for up to seven days at a stated  interest  rate.  These  instruments  may be  withdrawn  on  demand, although early withdrawals may be subject to penalties.

The bank obligations the portfolio managers may buy generally are not insured by the FDIC or any other insurer.

U.S. GOVERNMENT SECURITIES

The funds may invest in U.S. government  securities,  including bills, notes and bonds  issued  by the U.S.  Treasury  and  securities  issued or  guaranteed  by agencies  or  instrumentalities  of the U.S.  government.  Some U.S.  government securities  are supported by the direct full faith and credit pledge of the U.S.
government;  others are  supported by the right of the issuer to borrow from the
U.S.  Treasury;  others,  such as  securities  issued  by the  Federal  National
Mortgage Association (FNMA), are supported by the discretionary authority of the
U.S. government to purchase the agencies' obligations;  and others are supported only by the credit of the issuing or guaranteeing  instrumentality.  There is no assurance  that  the  U.S.  government  will  provide  financial  support  to an instrumentality it sponsors when it is not obligated by law to do so.

DERIVATIVE SECURITIES

To the extent permitted by its investment objectives and policies, each fund may invest in securities  that are commonly  referred to as  derivative  securities.
Generally, a derivative security is a financial arrangement,  the value of which is based on, or derived from, a traditional security, asset, or market index.

Certain  derivative  securities  may be described as structured  investments.  A structured  investment is a security  whose value or performance is linked to an underlying  index  or other  security  or asset  class.  Structured  investments
include    asset-backed    securities   (ABS),    commercial   and   residential
mortgage-backed   securities  (MBS  and  CMBS),  and   collateralized   mortgage
obligations (CMO), which are described more fully below.  Structured investments also  include  securities  backed  by  other  types  of  collateral.  Structured investments  involve the  transfer of  specified  financial  assets to a special purpose  entity,  generally a corporation or trust,  or the deposit of financial assets with a custodian;  and the issuance of securities or depositary  receipts backed by, or representing interests in, those assets.

Some structured investments are individually negotiated agreements or are traded over the  counter.  Structured  investments  may be  organized  and  operated to restructure the investment  characteristics of the underlying security. The cash flow on the underlying  instruments  may be  apportioned  among the newly issued
structured   securities  to  create   securities   with   different   investment
characteristics,  such as varying  maturities,  payment  priorities and interest rate provisions, and the extent of such payments made with respect to structured securities  is  dependent  on the  extent  of the  cash  flow on the  underlying
instruments.   Because  structured   securities   typically  involve  no  credit
enhancement,  their  credit risk  generally  will be  equivalent  to that of the underlying  instruments.  Structured securities are subject to such risks as the inability or unwillingness of the issuers of the underlying  securities to repay principal and interest, and requests by the issuers of the underlying securities to reschedule or  restructure  outstanding  debt and to extend  additional  loan amounts.

Some derivative  securities,  such as  mortgage-related  and other  asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative  securities and many different ways to use them.  Futures and  options are  commonly  used for  traditional  hedging purposes to attempt to protect a fund from exposure to changing  interest rates, securities prices or currency  exchange rates, and for cash management  purposes as a low-cost  method of gaining  exposure  to a  particular  securities  market without investing directly in those securities.

The return on a derivative  security may  increase or decrease,  depending  upon changes in the reference index or instrument to which it relates.

There are a range of risks associated with investments in derivative securities, including:

o    the risk that the underlying security, interest rate, market index or other financial  asset  will not move in the  direction  the  portfolio  managers anticipate;

o    the  possibility  that  there may be no  liquid  secondary  market,  or the possibility that price  fluctuation  limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

o    the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

o    the risk that the counterparty will fail to perform its obligations.

A fund may not invest in a derivative security unless the reference index or the instrument  to which it  relates is an  eligible  investment  for the fund.  For example,  a security whose  underlying value is linked to the price of oil would not be a permissible  investment because the funds may not invest in oil and gas leases or futures. A fund may not invest in a derivative security if its credit, interest rate, liquidity, counterparty and other risks associated with ownership of the  security  are outside  acceptable  limits set forth in Exhibit II to the
Proxy  Statement and  Prospectus.  The funds' Board of Trustees has reviewed the advisor's policy  regarding  investments in derivative  securities.  That policy specifies  factors  that must be  considered  in  connection  with a purchase of derivative  securities  and provides  that a fund may not invest in a derivative security if it would be possible for a fund to lose more money than the notional value of the  investment.  The policy also  establishes  a  committee  that must review certain proposed  purchases before the purchases can be made. The advisor will report on fund activity in  derivative  securities to the Board of Trustees as necessary.

MORTGAGE-RELATED SECURITIES

BACKGROUND

A  mortgage-backed  security  represents  an  ownership  interest  in a pool  of mortgage loans. The loans are made by financial institutions to finance home and other real estate purchases. As the loans are repaid, investors receive payments of both interest and principal.

Like  fixed-income  securities  such as  U.S.  Treasury  bonds,  mortgage-backed securities  pay a stated  rate of  interest  during  the  life of the  security.
However,  unlike a bond, which returns principal to the investor in one lump sum at  maturity,  mortgage-backed  securities  return  principal to the investor in increments during the life of the security.

Because  the timing and speed of  principal  repayments  vary,  the cash flow on mortgage-backed  securities is irregular.  If mortgage holders sell their homes, refinance  their loans,  prepay their  mortgages or default on their loans,  the principal is distributed pro rata to investors.

As with other fixed-income securities,  the prices of mortgage-backed securities fluctuate in response to changing  interest rates; when interest rates fall, the prices of  mortgage-backed  securities rise, and vice versa.  Changing  interest rates have additional  significance for  mortgage-backed  securities  investors, however,  because they influence  prepayment  rates (the rates at which mortgage
holders   prepay  their   mortgages),   which  in  turn  affect  the  yields  on
mortgage-backed  securities.  When  interest  rates  decline,  prepayment  rates generally  increase.  Mortgage  holders  take  advantage of the  opportunity  to refinance  their  mortgages  at lower rates with lower  monthly  payments.  When interest  rates rise,  mortgage  holders are less  inclined to  refinance  their mortgages.  The effect of  prepayment  activity on yield  depends on whether the mortgage-backed security was purchased at a premium or at a discount.

A fund may receive  principal  sooner than it  expected  because of  accelerated prepayments. Under these circumstances, the fund might have to reinvest returned principal  at rates lower than it would have earned if principal  payments  were made  on  schedule.  Conversely,  a  mortgage-backed  security  may  exceed  its anticipated  life if  prepayment  rates  decelerate  unexpectedly.  Under  these circumstances,  a fund  might miss an  opportunity  to earn  interest  at higher prevailing rates.

GNMA CERTIFICATES

The Government National Mortgage  Association (GNMA) is a wholly owned corporate instrumentality  of the United States within the Department of Housing and Urban
Development.  The  National  Housing  Act of 1934  (Housing  Act),  as  amended, authorizes  GNMA to guarantee  the timely  payment of interest and  repayment of principal on certificates that are backed by a pool of mortgage loans insured by the Federal Housing  Administration  under the Housing Act, or by Title V of the
Housing Act of 1949 (FHA Loans),  or guaranteed  by the Veterans'  Affairs under the Servicemen's Readjustment Act of 1944 (VA Loans), as amended, or by pools of other eligible  mortgage loans. The Housing Act provides that the full faith and credit of the U.S.  government is pledged to the payment of all amounts that may be required to be paid under any  guarantee.  GNMA has  unlimited  authority  to borrow  from the U.S.  Treasury  in order  to meet its  obligations  under  this guarantee.

GNMA  certificates  represent  a pro rata  interest  in one or more pools of the following types of mortgage loans:  (a) fixed-rate level payment mortgage loans;
(b) fixed-rate  graduated payment mortgage loans (GPMs);  (c) fixed-rate growing
equity  mortgage  loans  (GEMs);  (d)  fixed-rate   mortgage  loans  secured  by
manufactured (mobile) homes (MHs); (e) mortgage loans on multifamily residential
properties  under   construction   (CLCs);   (f)  mortgage  loans  on  completed
multifamily  projects  (PLCs);  (g) fixed-rate  mortgage loans that use escrowed funds to reduce the borrower's  monthly  payments  during the early years of the mortgage loans (buydown mortgage loans); and (h) mortgage loans that provide for payment  adjustments  based on periodic  changes in  interest  rates or in other payment terms of the mortgage loans.

FANNIE MAE CERTIFICATES

The Federal National  Mortgage  Association  (FNMA or Fannie Mae) is a federally chartered and privately owned corporation established under the Federal National
Mortgage Association Charter Act. Fannie Mae was originally  established in 1938 as a U.S.  government agency designed to provide  supplemental  liquidity to the mortgage market and was reorganized as a stockholder-owned and privately managed corporation by  legislation  enacted in 1968.  Fannie Mae acquires  capital from investors who would not ordinarily invest in mortgage loans directly and thereby expands the total amount of funds  available for housing.  This money is used to buy home mortgage loans from local lenders,  replenishing  the supply of capital available for mortgage lending.

Fannie Mae  certificates  represent a pro rata  interest in one or more pools of
FHA Loans,  VA Loans,  or, most  commonly,  conventional  mortgage  loans (i.e., mortgage loans that are not insured or guaranteed by a government agency) of the following  types:  (a) fixed-rate  level payment  mortgage loans; (b) fixed-rate growing equity mortgage loans; (c) fixed-rate  graduated payment mortgage loans;
(d) adjustable-rate mortgage loans; and (e) fixed-rate mortgage loans secured by multifamily projects.

Fannie  Mae  certificates  entitle  the  registered  holder to  receive  amounts representing  a pro rata interest in scheduled  principal and interest  payments
(at the  certificate's  pass-through  rate,  which is net of any  servicing  and guarantee fees on the underlying mortgage loans), any principal prepayments, and a  proportionate  interest in the full  principal  amount of any  foreclosed  or otherwise  liquidated mortgage loan. The full and timely payment of interest and repayment of principal on each Fannie Mae  certificate  is  guaranteed by Fannie
Mae;  this  guarantee  is not  backed by the full  faith and  credit of the U.S.
government.

FREDDIE MAC CERTIFICATES

The Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) is a corporate instrumentality  of the United States  created  pursuant to the  Emergency  Home
Finance  Act of 1970  (FHLMC  Act),  as  amended.  Freddie  Mac was  established primarily for the purpose of increasing the availability of mortgage credit. Its principal activity consists of purchasing  first-lien  conventional  residential mortgage  loans  (and  participation  interests  in  such  mortgage  loans)  and reselling  these  loans in the  form of  mortgage-backed  securities,  primarily
Freddie Mac certificates.

Freddie Mac  certificates  represent a pro rata  interest in a group of mortgage loans (a Freddie Mac certificate  group)  purchased by Freddie Mac. The mortgage loans underlying  Freddie Mac certificates  consist of fixed- or adjustable-rate mortgage  loans  with  original  terms to  maturity  of between 10 and 30 years, substantially  all of which are secured by  first-liens  on one- to  four-family residential  properties or  multifamily  projects.  Each mortgage loan must meet standards  set  forth in the FHLMC  Act.  A Freddie  Mac  certificate  group may include whole loans, participation interests in whole loans, undivided interests in whole loans,  and  participations  composing  another Freddie Mac certificate group.

Freddie Mac guarantees to each  registered  holder of a Freddie Mac  certificate the timely  payment of interest  at the rate  provided  for by the  certificate.
Freddie Mac also guarantees  ultimate collection of all principal on the related mortgage  loans,  without  any  offset  or  deduction,  but  generally  does not guarantee the timely repayment of principal.  Freddie Mac may remit principal at any time after default on an underlying mortgage loan, but no later than 30 days following (a) foreclosure  sale, (b) payment of a claim by any mortgage insurer, or (c) the expiration of any right of redemption, whichever occurs later, and in any event no later than one year after  demand has been made upon the  mortgager for accelerated payment of principal.  Obligations guaranteed by Freddie Mac are not backed by the full faith and credit pledge of the U.S. government.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

A  CMO  is  a  multiclass  bond  backed  by  a  pool  of  mortgage  pass-through certificates or mortgage loans.  CMOs may be  collateralized by (a) GNMA, Fannie
Mae or Freddie Mac  pass-through  certificates;  (b)  unsecured  mortgage  loans insured by the Federal Housing Administration or guaranteed by the Department of
Veterans'  Affairs;  (c)  unsecuritized   conventional  mortgages;  or  (d)  any
combination thereof.

In  structuring  a CMO,  an issuer  distributes  cash  flow from the  underlying collateral over a series of classes called  "tranches." Each CMO is a set of two or more  tranches,  with average lives and cash flow  patterns  designed to meet specific investment  objectives.  The average life expectancies of the different tranches in a four-part  deal,  for example,  might be two,  five,  seven and 20 years.

As payments on the underlying mortgage loans are collected,  the CMO issuer pays the coupon rate of interest to the  bondholders in each tranche.  At the outset, scheduled  and  unscheduled  principal  payments  go to  investors  in the first tranches.  Investors in later tranches do not begin receiving principal payments until the prior  tranches  are paid off.  This  basic  type of CMO is known as a sequential pay or plain vanilla CMO.

Some CMOs are structured so that the prepayment or market risks are  transferred from one tranche to another.  Prepayment  stability is improved in some tranches if other tranches absorb more prepayment variability.

The final  tranche of a CMO often  takes the form of a Z-bond,  also known as an accrual  bond or accretion  bond.  Holders of these  securities  receive no cash until the earlier  tranches  are paid in full.  During the period that the other tranches are outstanding,  periodic  interest  payments are added to the initial face amount of the Z-bond but are not paid to investors. When the prior tranches are retired, the Z-bond receives coupon payments on its higher principal balance plus any principal prepayments from the underlying mortgage loans. The existence of a Z-bond tranche helps stabilize cash flow patterns in the other tranches. In a changing interest rate environment,  however, the value of the Z-bond tends to be more volatile.

As CMOs have evolved, some classes of CMO bonds have become more prevalent.  The planned  amortization  class (PAC) and targeted  amortization  class (TAC),  for example,  were designed to reduce prepayment risk by establishing a sinking-fund structure.  PAC and TAC bonds  assure to varying  degrees  that  investors  will receive payments over a predetermined period under various prepayment scenarios.
Although  PAC and TAC bonds are  similar,  PAC bonds are better  able to provide stable cash flows under various  prepayment  scenarios than TAC bonds because of the order in which these tranches are paid.

The existence of a PAC or TAC tranche can create higher levels of risk for other tranches in the CMO because the  stability of the PAC or TAC tranche is achieved by creating at least one other tranche -- known as a companion bond,  support or non-PAC bond -- that absorbs the  variability of principal  cash flows.  Because companion bonds have a high degree of average life  variability,  they generally pay a higher yield. A TAC bond can have some of the prepayment  variability of a companion bond if there is also a PAC bond in the CMO issue.

Floating-rate  CMO tranches  (floaters)  pay a variable rate of interest that is usually  tied  to the  London  Interbank  Offered  Rate  (LIBOR).  Institutional
investors with  short-term  liabilities,  such as commercial  banks,  often find floating-rate CMOs attractive investments. Super floaters (which float a certain percentage  above LIBOR) and inverse  floaters  (which float inversely to LIBOR)
are variations on the floater structure that have highly variable cash flows.

STRIPPED MORTGAGE-BACKED  SECURITIES (DIVERSIFIED BOND, HIGH-YIELD AND INFLATION
PROTECTION BOND ONLY)

Stripped  mortgage-backed  securities are created by segregating  the cash flows from underlying  mortgage loans or mortgage securities to create two or more new securities,  each  with a  specified  percentage  of the  underlying  security's principal  or interest  payments.  Mortgage-backed  securities  may be partially stripped so that each investor class receives some interest and some  principal.
When  securities  are  completely  stripped,  however,  all of the  interest  is distributed  to  holders  of one type of  security,  known  as an  interest-only security,  or IO, and all of the principal is  distributed to holders of another type of  security  known as a  principal-only  security,  or PO.  Strips  can be created in a pass-through structure or as tranches of a CMO.

The  market  values  of IOs and POs are  very  sensitive  to  interest  rate and prepayment rate fluctuations.  POs, for example, increase (or decrease) in value as interest rates decline (or rise). The price behavior of these securities also depends  on  whether  the  mortgage  collateral  was  purchased  at a premium or discount to its par value. Prepayments on discount coupon POs generally are much lower than  prepayments on premium coupon POs. IOs may be used to hedge a fund's other investments  because prepayments cause the value of an IO strip to move in the opposite direction from other mortgage-backed securities.

COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)

CMBS are securities  created from a pool of commercial  mortgage loans,  such as loans for hotels, shopping centers, office buildings,  apartment buildings,  and the like.  Interest and principal payments from these loans are passed on to the investor according to a particular  schedule of payments.  They may be issued by
U.S.  government  agencies  or by private  issuers.  The credit  quality of CMBS depends primarily on the quality of the underlying loans and on the structure of the particular deal. Generally, deals are structured with senior and subordinate classes.  Multiple  classes may permit the issuance of  securities  with payment terms,  interest  rates, or other  characteristics  differing both from those of each other and those of the underlying  assets.  Examples include classes having characteristics  such as floating  interest rates or scheduled  amortization  of principal.  Rating agencies rate the individual classes of the deal based on the degree of seniority or  subordination  of a particular  class and other factors.
The value of these securities may change because of actual or perceived  changes in the  creditworthiness of individual  borrowers,  their tenants, the servicing agents, or the general state of commercial real estate and other factors.

CMBS may be  partially  stripped  so that  each  investor  class  receives  some interest and some principal.  When securities are completely stripped,  however, all of the interest is distributed to holders of one type of security,  known as an  interest-only  security  (IO),  and all of the principal is  distributed  to holders of another type of security known as a principal-only security (PO). The funds are permitted to invest in IO classes of CMBS. As interest  rates rise and fall,  the value of IOs tends to move in the same  direction as interest  rates.
The cash flows and yields on IO classes are  extremely  sensitive to the rate of principal payments  (including  prepayments) on the related underlying  mortgage assets.  In the  cases of IOs,  prepayments  affect  the  amount  of cash  flows provided to the investor.  If the underlying  mortgage assets experience greater than anticipated  prepayments of principal, an investor may fail to fully recoup its initial  investment in an IO class of a stripped  mortgage-backed  security, even if the IO class is rated  AAA or Aaa or is  derived  from a full  faith and credit obligation.  However,  because commercial  mortgages are often locked out from prepayment,  or have high prepayment  penalties or a defeasance  mechanism, the prepayment  risk associated with a CMBS IO class is generally less than that of a residential IO.

ADJUSTABLE-RATE MORTGAGE LOANS (ARMS)

ARMs  eligible for  inclusion in a mortgage  pool  generally  will provide for a fixed initial mortgage  interest rate for a specified period of time,  generally for  either  the first  three,  six,  12,  24,  36, 60 or 84  scheduled  monthly payments.  Thereafter,  the  interest  rates are subject to periodic  adjustment based on changes in an index.

ARMs have minimum and maximum rates beyond which the mortgage  interest rate may not vary over the  lifetime of the loan.  Certain  ARMs  provide for  additional limitations on the maximum amount by which the mortgage interest rate may adjust for any  single  adjustment  period.  Negatively  amortizing  ARMs  may  provide limitations on changes in the required monthly  payment.  Limitations on monthly payments can result in monthly payments that are greater or less than the amount necessary  to  amortize  a  negatively  amortizing  ARM by its  maturity  at the interest rate in effect during any particular month.

There are two types of indices that provide the basis for ARM rate  adjustments:
those based on market rates and those based on a calculated  measure,  such as a cost-of-funds  index or a moving average of mortgage  rates.  Commonly  utilized indices include the one-year,  three-year and five-year  constant  maturity U.S.
Treasury  rates (as  reported by the Federal  Reserve  Board);  the  three-month
Treasury  bill  rate;  the  180-day  Treasury  bill rate;  rates on  longer-term
Treasury securities;  the Eleventh District Federal Home Loan Bank Cost of Funds
Index  (EDCOFI);  the  National  Median  Cost of  Funds  Index;  the  one-month, three-month,  six-month or one-year LIBOR; or six-month CD rates.  Some indices, such as the one-year constant  maturity Treasury rate or three-month  LIBOR, are highly correlated with changes in market interest rates. Other indices,  such as the EDCOFI,  tend to lag behind  changes in market  rates and be  somewhat  less volatile over short periods of time.

The EDCOFI  reflects the monthly  weighted  average cost of funds of savings and loan  associations  and savings banks whose home offices are located in Arizona,
California and Nevada (the Federal Home Loan Bank Eleventh District) and who are
member  institutions of the Federal Home Loan Bank of San Francisco (the FHLB of
San Francisco),  as computed from statistics tabulated and published by the FHLB of San Francisco. The FHLB of San Francisco normally announces the Cost of Funds
Index on the last working day of the month following the month in which the cost of funds was incurred.

One-year and three-year Constant Maturity Treasury (CMT) rates are calculated by the  Federal  Reserve  Bank of New York,  based on daily  closing  bid yields on actively traded Treasury  securities  submitted by five leading  broker-dealers.
The median bid yields are used to construct a daily yield curve.

The National  Median Cost of Funds Index,  similar to the EDCOFI,  is calculated monthly by the Federal Home Loan Bank Board (FHLBB) and  represents  the average monthly  interest  expenses on  liabilities  of member  institutions.  A median, rather than an arithmetic mean, is used to reduce the effect of extreme numbers.

LIBOR is the rate at which banks in London offer  Eurodollars  in trades between banks.  LIBOR has become a key rate in the U.S. domestic money market because it is perceived to reflect the true global cost of money.

The  portfolio  managers  may  invest  in  ARMs  whose  periodic  interest  rate adjustments are based on new indices as these indices become available.

ASSET-BACKED SECURITIES (ABS)

ABS are  structured  like  mortgage-backed  securities,  but instead of mortgage loans or interest in mortgage  loans,  the  underlying  assets may include,  for example,  such items as motor  vehicle  installment  sales or  installment  loan contracts,  leases of various types of real and personal  property,  home equity loans,  student loans,  small business loans,  and receivables  from credit card agreements.  The ability of an issuer of asset-backed  securities to enforce its security interest in the underlying  assets may be limited.  The value of an ABS is  affected by changes in the  market's  perception  of the assets  backing the security,  the  creditworthiness  of the servicing  agent for the loan pool, the originator  of  the  loans,  the  financial  institution  providing  any  credit enhancement, and subordination levels.

Payments  of  principal  and  interest  passed  through  to  holders  of ABS are typically  supported  by some  form of credit  enhancement,  such as a letter of credit,  surety  bond,  limited  guarantee  by another  entity or a priority  to certain of the borrower's  other  securities.  The degree of credit  enhancement varies, and generally applies to only a fraction of the asset-backed  security's par value until exhausted.  If the credit enhancement of an ABS held by the fund has been exhausted,  and if any required  payments of principal and interest are not made with respect to the underlying loans, the fund may experience losses or delays in receiving payment.

Some types of ABS may be less  effective  than other  types of  securities  as a means of "locking in" attractive  long-term  interest  rates.  One reason is the need to  reinvest  prepayments  of  principal;  another  is the  possibility  of significant  unscheduled  prepayments resulting from declines in interest rates.
These prepayments would have to be reinvested at lower rates. As a result, these securities  may have less potential for capital  appreciation  during periods of declining  interest  rates  than  other  securities  of  comparable  maturities, although they may have a similar risk of decline in market value during  periods of  rising  interest  rates.  Prepayments  may also  significantly  shorten  the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in  prepayments  may  increase the  effective  maturities  of these  securities, subjecting  them to a greater  risk of decline in market  value in  response  to
rising  interest  rates  than  traditional  debt  securities,   and,  therefore,
potentially increasing the volatility of the fund.

The risks of investing in ABS are  ultimately  dependent  upon the  repayment of loans by the individual or corporate borrowers.  Although a fund would generally have no recourse  against the entity that  originated  the loans in the event of default by a borrower,  ABS  typically  are  structured to mitigate this risk of default.

ABS are generally  issued in more than one class,  each with  different  payment terms.  Multiple  class ABS may be used as a method of providing  credit support through  creation  of one or  more  classes  whose  right  to  payments  is made subordinate  to the right to such  payments of the  remaining  class or classes.
Multiple  classes also may permit the issuance of securities with payment terms, interest rates or other characteristics  differing both from those of each other and from those of the underlying assets.  Examples include so-called strips (ABS
entitling  the  holder  to  disproportionate   interests  with  respect  to  the
allocation of interest and principal of the assets  backing the  security),  and securities with classes having  characteristics  such as floating interest rates or scheduled amortization of principal.

SWAP AGREEMENTS

The funds may  invest  in swap  agreements,  consistent  with  their  investment objective and  strategies.  A fund may enter into a swap  agreement in order to, for example,  attempt to obtain or preserve a  particular  return or spread at a lower cost than obtaining a return or spread through  purchases  and/or sales of instruments in other markets; protect against currency fluctuations;  attempt to manage  duration to protect  against any increase in the price of securities the fund anticipates purchasing at a later date; or gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party  contracts entered into primarily by institutional investors  for  periods  ranging  from a few weeks to more  than one year.  In a standard  "swap"  transaction,  two parties  agree to  exchange  the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments,  which may be adjusted for an interest  factor.  The gross  returns to be exchanged or  "swapped"  between the parties are  generally calculated with respect to a "notional  amount," i.e., the return on or increase in value of a particular  dollar amount invested at a particular  interest rate, in a particular foreign currency, or in a "basket" of securities  representing a particular index. Forms of swap agreements include,  for example,  interest rate swaps,  under  which  fixed- or  floating-rate  interest  payments on a specific principal  amount are exchanged  and total return  swaps,  under which one party agrees to pay the other the total return of a defined  underlying asset (usually an index,  stock,  bond or defined portfolio of loans and mortgages) in exchange for fee payments, often a variable stream of cashflows based on LIBOR. The funds may enter into credit default swap  agreements to hedge an existing  position by purchasing or selling credit protection. Credit default swaps enable an investor to buy/sell  protection  against a credit event of a specific issuer. The seller of credit  protection  against a security  or basket of  securities  receives an up-front or periodic payment to compensate  against  potential default event(s).
The funds may  enhance  returns by  selling  protection  or attempt to  mitigate credit risk by buying  protection.  Market  supply and demand  factors may cause distortions  between  the cash  securities  market and the credit  default  swap market.

Whether  a fund's  use of swap  agreements  will be  successful  depends  on the advisor's  ability to predict correctly whether certain types of investments are likely to produce  greater returns than other  investments.  Interest rate swaps could result in losses if interest rate changes are not correctly anticipated by the fund.  Total  return swaps could  result in losses if the  reference  index, security,  or  investments  do not perform as  anticipated  by the fund.  Credit default swaps could result in losses if the fund does not correctly evaluate the creditworthiness  of the  issuer  on which  the  credit  default  swap is based.
Because they are two-party  contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid.  Moreover,  a fund bears the risk of loss of the amount  expected to be received  under a swap agreement  in the  event  of  the  default  or  bankruptcy  of a swap  agreement counterparty. The funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on the funds by the Internal  Revenue Code may limit the funds' ability to use swap agreements.  The  swaps  market  is a  relatively  new  market  and  is  largely unregulated.  It is possible that  developments  in the swaps market,  including potential  government  regulation,  could  adversely  affect a fund's ability to terminate  existing swap  agreements or to realize  amounts to be received under such agreements.

INFLATION-LINKED SECURITIES

The funds may purchase inflation-linked  securities issued by the U.S. Treasury,
U.S. government agencies and instrumentalities other than the U.S. Treasury, and
entities  other  than  the  U.S.  Treasury  or  U.S.   government  agencies  and
instrumentalities.

Inflation-linked  securities are designed to offer a return linked to inflation, thereby  protecting  future  purchasing  power of the  money  invested  in them.
However,  inflation-linked securities provide this protected return only if held to  maturity.  In  addition,  inflation-linked  securities  may not trade at par value.  Real interest  rates (the market rate of interest  less the  anticipated rate of inflation)  change over time as a result of many  factors,  such as what investors  are  demanding as a true value for money.  When real rates do change, inflation-linked  securities prices will be more sensitive to these changes than conventional  bonds,  because these securities were sold originally based upon a real interest rate that is no longer prevailing.  Should market expectations for real interest rates rise, the price of inflation-linked securities and the share price of a fund  holding  these  securities  will fall.  Investors  in the funds should be prepared to accept not only this share price  volatility  but also the possible adverse tax consequences it may cause.

An  investment  in  securities  featuring  inflation-adjusted  principal  and/or interest  involves factors not associated with more traditional  fixed-principal securities. Such factors include the possibility that the inflation index may be subject  to  significant  changes,  that  changes  in the  index  may or may not correlate to changes in interest rates generally or changes in other indices, or that the  resulting  interest  may be greater or less than that payable on other securities of similar  maturities.  In the event of sustained  deflation,  it is possible that the amount of semiannual interest payments, the inflation-adjusted principal  of the  security  and the  value  of the  stripped  components,  will decrease.  If any of these possibilities are realized,  a fund's net asset value could be negatively affected.

INFLATION-LINKED TREASURY SECURITIES

Inflation-linked  U.S. Treasury  securities are U.S. Treasury  securities with a
final  value  and  interest   payment  stream  linked  to  the  inflation  rate.
Inflation-linked  U.S. Treasury  securities may be issued in either note or bond form. Inflation-linked U.S. Treasury notes have maturities of at least one year, but not more than 10 years. Inflation-linked U.S. Treasury bonds have maturities of more than 10 years.

Inflation-linked U.S. Treasury securities may be attractive to investors seeking an investment  backed by the full faith and credit of the U.S.  government  that provides  a return in excess of the rate of  inflation.  These  securities  were first sold in the U.S. market in January 1997.  Inflation-linked  U.S.  Treasury securities are auctioned and issued on a quarterly basis.

STRUCTURE AND INFLATION  INDEX - The principal  value of  inflation-linked  U.S.
Treasury  securities  will be  adjusted  to  reflect  changes  in the  level  of inflation.  The index for measuring the inflation rate for inflation-linked U.S.
Treasury  securities is the non-seasonally  adjusted U.S. City Average All Items
Consumer Price Index for All Urban Consumers  (Consumer  Price Index)  published monthly by the U.S. Department of Labor's Bureau of Labor Statistics.

Semiannual  coupon  interest  payments  are  made at a fixed  percentage  of the inflation-linked  principal value.  The coupon rate for the semiannual  interest rate of each issuance of inflation-linked U.S. Treasury securities is determined at the time the securities are sold to the public (i.e., by competitive  bids in the auction).  The coupon rate will likely reflect real yields  available in the
U.S.  Treasury market;  real yields are the prevailing  yields on U.S.  Treasury securities with similar maturities, less then-prevailing inflation expectations.
While a reduction  in inflation  will cause a reduction in the interest  payment made on the  securities,  the  repayment  of  principal  at the  maturity of the security is guaranteed by the U.S. Treasury to be no less than the original face or par amount of the security at the time of issuance.

INDEXING  METHODOLOGY - The principal value of  inflation-linked  U.S.  Treasury securities will be indexed, or adjusted,  to account for changes in the Consumer
Price Index.  Semiannual  coupon interest  payment amounts will be determined by multiplying the inflation-linked principal amount by one-half the stated rate of interest on each interest payment date.

TAXATION - The taxation of inflation-linked  U.S. Treasury securities is similar to the taxation of conventional bonds. Both interest payments and the difference between original principal and the inflation-adjusted  principal will be treated as interest  income  subject to  taxation.  Interest  payments  are taxable when received or accrued. The inflation adjustment to the principal is subject to tax in the year the  adjustment  is made,  not at maturity of the security  when the cash from the repayment of principal is received.  If an upward  adjustment  has been  made  (which  typically  should  happen),  investors  in  non-tax-deferred accounts  will pay taxes on this  amount  currently.  Decreases  in the  indexed principal  can be  deducted  only from  current or  previous  interest  payments reported as income.

Inflation-linked  U.S. Treasury securities  therefore have a potential cash flow
mismatch   to  an   investor,   because   investors   must  pay   taxes  on  the
inflation-adjusted  principal before the repayment of principal is received.  It
is  possible  that,   particularly  for  high  income  tax  bracket   investors,
inflation-linked  U.S. Treasury securities would not generate enough income in a given year to cover the tax liability they could create.  This is similar to the current tax treatment for zero-coupon  bonds and other discount  securities.  If inflation-linked  U.S. Treasury  securities are sold prior to maturity,  capital losses or gains are realized in the same manner as traditional bonds.

Investors  in a fund will receive  dividends  that  represent  both the interest payments and the principal  adjustments of the inflation-linked  securities held in the fund's portfolio.  An investment in a fund may, therefore,  be a means to
avoid  the  cash  flow  mismatch   associated   with  a  direct   investment  in
inflation-linked  securities.  For more information about taxes and their effect on you as an investor in the funds, see the section entitled TAXES.

U.S. GOVERNMENT AGENCIES

A number of U.S. government agencies and  instrumentalities  other than the U.S.
Treasury may issue  inflation-linked  securities.  Some U.S. government agencies have  issued  inflation-linked  securities  whose  design  mirrors  that  of the inflation-linked U.S. Treasury securities described above.

OTHER ENTITIES

Entities  other  than  the  U.S.  Treasury  or  U.S.   government  agencies  and
instrumentalities  may issue  inflation-linked  securities.  While some entities have  issued  inflation-linked  securities  whose  design  mirrors  that  of the inflation-linked  U.S.  Treasury  securities  described  above,  others  utilize different  structures.  For example, the principal value of these securities may be adjusted  with  reference to the Consumer  Price  Index,  but the  semiannual coupon  interest  payments are made at a fixed  percentage of the original issue principal.  Alternatively,  the principal value may remain fixed, but the coupon interest payments may be adjusted with reference to the Consumer Price Index.

VARIABLE- AND FLOATING-RATE INSTRUMENTS

Variable- and  floating-rate  instruments are issued by corporations,  financial
institutions,    states,    municipalities,    and   government   agencies   and
instrumentalities.

Floating-rate  instruments  have interest rates that change  whenever there is a change in a designated base rate, whereas variable-rate  instruments provide for specified periodic interest rate adjustments. The interest rate on variable- and floating-rate  instruments  is  ordinarily  determined  by reference to (or as a percentage of) an objective standard,  such as the Federal Funds effective rate, the 90-day U.S. Treasury bill rate or the LIBOR.

LOAN PARTICIPATIONS

Each fund may purchase loan  participations,  which  represent  interests in the cash flow generated by commercial loans. Each loan participation  requires three parties:  a  participant  (or  investor),  a lending  bank and a  borrower.  The investor  purchases a share in a loan  originated  by a lending  bank,  and this participation  entitles  the  investor  to a  percentage  of the  principal  and interest payments made by the borrower.

Loan  participations  are attractive  because they typically offer higher yields than other money market  instruments.  However,  along with these higher  yields come certain risks, not the least of which is the risk that the borrower will be unable to repay the loan. Generally, because the lending bank does not guarantee payment, the investor is directly exposed to risk of default by the borrower. In
addition,   the  investor  is  not  a  direct  creditor  of  the  borrower.  The participation represents an interest in assets owned by the lending bank. If the lending bank becomes  insolvent,  the investor  could be considered an unsecured creditor  of the bank  instead of the holder of a  participating  interest  in a
loan.   Because  of  these  risks,  the  manager  must  carefully  consider  the creditworthiness of both the borrower and the lender.

Another concern is liquidity.  Because there is no established  secondary market for loan participations, a fund's ability to sell them for cash is limited. Some participation agreements place limitations on the investor's right to resell the loan participation, even when a buyer can be found.

REPURCHASE AGREEMENTS

Each fund may invest in  repurchase  agreements  when they present an attractive short-term  return on cash that is not  otherwise  committed  to the purchase of securities pursuant to the investment policies of the fund.

A  repurchase   agreement   occurs  when,  at  the  time  a  fund  purchases  an
interest-bearing  obligation,  the seller (a bank or a broker-dealer  registered under the Securities  Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon  price.  The  repurchase  price reflects an agreed-upon  interest  rate  during the time a fund's  money is  invested in the security.

Because  the  security  purchased  constitutes  collateral  for  the  repurchase obligation,  a repurchase  agreement can be considered a loan  collateralized by the  security  purchased.  A  fund's  risk is the  seller's  ability  to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in  disposing  of the  collateral,  which would  reduce the amount realized  thereon.  If the seller seeks relief under the bankruptcy laws, the  disposition of the collateral may be delayed or limited.  To the extent the value of the security decreases, the fund could experience a loss.

The  portfolio  managers  will  limit  repurchase   agreement   transactions  to
securities   issued   by   the   U.S.   government,   and   its   agencies   and
instrumentalities,  and will enter into such  transactions  with those banks and securities dealers who are deemed creditworthy by the fund's advisor.

Repurchase  agreements  maturing  in more than seven days would  count  toward a fund's limit on illiquid securities.

TAXABLE MUNICIPAL OBLIGATIONS

The funds  may  invest  in  taxable  municipal  obligations.  Taxable  municipal obligations are state and local  obligations whose interest payments are subject to federal income tax because of the degree of non-government involvement in the transaction  or  because  federal  tax  code  limitations  on  the  issuance  of tax-exempt bonds that benefit private entities have been exceeded.  Some typical examples of taxable municipal  obligations  include industrial revenue bonds and economic  development  bonds issued by state or local governments to aid private enterprise.  The interest on a taxable municipal bond is often exempt from state taxation in the issuing state.

PORTFOLIO LENDING

In order to realize additional income, the portfolio managers may lend portfolio securities.  Such loans may not exceed one-third of a fund's total assets valued at market except

o    through the purchase of debt  securities in accordance  with its investment objective, policies and limitations, or

o    by engaging in repurchase agreements with respect to portfolio securities.

WHEN-ISSUED AND FORWARD COMMITMENT AGREEMENTS

The  portfolio  managers may purchase  securities  on a  when-issued  or forward commitment basis in which the transaction  price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date.

For  example,  a fund may sell a security and at the same time make a commitment to purchase  the same or a  comparable  security at a future date and  specified price.  Conversely,  a fund may  purchase a security and at the same time make a commitment  to sell  the same or a  comparable  security  at a  future  date and specified price. These types of transactions are executed simultaneously in what are  known as  dollar-rolls,  buy/sell  back  transactions,  cash-and-carry,  or financing  transactions.  For example,  a  broker-dealer  may seek to purchase a particular  security  that a fund owns.  The fund will sell that security to the broker-dealer and simultaneously  enter into a forward  commitment  agreement to buy it back at a future date. This type of transaction  generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing  securities on a when-issued or forward commitment basis, a fund assumes  the rights  and risks of  ownership,  including  the risks of price and yield  fluctuations.  Market rates of interest on debt securities at the time of delivery  may be higher or lower than those  contracted  for on the  when-issued security.  Accordingly, the value of the security may decline prior to delivery, which could result in a loss to the fund.  While a fund will make commitments to purchase  or sell  securities  with  the  intention  of  actually  receiving  or delivering them, it may sell the securities  before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing  securities on a when-issued or forward  commitment  basis, a fund will segregate cash, cash equivalents or other appropriate  liquid securities on its record in an amount  sufficient  to meet the purchase  price.  When the time comes to pay for the when-issued securities,  the fund will meet its obligations with available cash,  through the sale of securities,  or, although it would not normally  expect to do so, by  selling  the  when-issued  securities  themselves
(which  may  have a  market  value  greater  or less  than  the  fund's  payment obligation).  Selling  securities  to meet  when-issued  or  forward  commitment obligations may generate taxable capital gains or losses.

RESTRICTED AND ILLIQUID SECURITIES

Each fund may, from time to time,  purchase  restricted or illiquid  securities,
including  Rule  144A  securities,   when  they  present  attractive  investment
opportunities  that otherwise meet the fund's criteria for selection.  Rule 144A securities  are  securities  that are  privately  placed  with and traded  among qualified  institutional investors rather than the general public. Although Rule
144A securities are considered "restricted securities," they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
Securities  and  Exchange  Commission  (SEC)  has taken  the  position  that the liquidity of such  securities  in the  portfolio of a fund  offering  redeemable securities  is a question of fact for the Board of Trustees to  determine,  such determination to be based upon a consideration of the readily  available trading markets and the review of any contractual restrictions.  Accordingly,  the Board of Trustees is responsible  for developing and  establishing  the guidelines and procedures for determining the liquidity of Rule 144A securities.  As allowed by
Rule 144A,  the Board of  Trustees  has  delegated  the  day-to-day  function of determining the liquidity of Rule 144A securities to the portfolio managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for restricted  securities is generally  limited to certain qualified institutional  investors, the liquidity of such securities may be limited  accordingly  and a fund may, from time to time,  hold a Rule 144A or other security that is illiquid.  In such an event, the portfolio  managers will consider appropriate remedies to minimize the effect on such fund's liquidity.

FOREIGN CURRENCY TRANSACTIONS AND FORWARD EXCHANGE CONTRACTS

The funds may conduct foreign currency transactions on a spot basis (i.e., cash)
or forward basis (i.e., by entering into forward  currency  exchange  contracts,
currency   options  and  futures   transactions  to  purchase  or  sell  foreign
currencies). Although foreign exchange dealers generally do not charge a fee for such transactions,  they do realize a profit based on the difference between the prices at which they are buying and selling various currencies.

Forward contracts are customized  transactions that require a specific amount of a currency to be delivered  at a specific  exchange  rate on a specific  date or range of dates in the  future.  Forward  contracts  are  generally  traded in an interbank market directly  between  currency traders (usually larger  commercial banks)  and their  customers.  The  parties to a forward  contract  may agree to offset or terminate the contract  before its maturity,  or may hold the contract to maturity and complete the contemplated currency exchange.

The following summarizes the principal currency management  strategies involving forward contracts.  The fund may also use swap agreements,  indexed  securities, and options and futures  contracts  relating to foreign  currencies for the same purposes.

(1)  SETTLEMENT HEDGES OR TRANSACTION  HEDGES.  When the portfolio managers wish to lock in the U.S. dollar price of a foreign currency denominated security when a fund is purchasing or selling the security,  the fund may enter into a forward  contract  to do so.  This type of  currency  transaction,  often called a  "settlement  hedge" or  "transaction  hedge,"  protects  the fund against an adverse  change in foreign  currency  values  between the date a security  is  purchased  or sold and the date on which  payment  is made or received (i.e.,  settled).  Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future  purchases or sales of securities  denominated in foreign currency,  even if the specific investments  have not yet been  selected by the  portfolio  managers.  This strategy is often referred to as "anticipatory hedging."

(2)  POSITION HEDGES. When the portfolio managers believe that the currency of a particular foreign country may suffer substantial  decline against the U.S.
     dollar,  a fund may enter into a forward  contract to sell foreign currency for a fixed U.S.  dollar amount  approximating  the value of some or all of its portfolio  securities either denominated in, or whose value is tied to, such foreign currency. This use of a forward contract is sometimes referred to  as a  "position  hedge."  For  example,  if  a  fund  owned  securities denominated in Euro, it could enter into a forward contract to sell Euro in return for U.S.  dollars to hedge against  possible  declines in the Euro's value.  This hedge would tend to offset both positive and negative currency fluctuations,  but would  not tend to offset  changes  in  security  values caused by other factors.

     A fund could also hedge the position by entering into a forward contract to sell  another  currency  expected to perform  similarly  to the currency in which the fund's existing investments are denominated.  This type of hedge, often  called a "proxy  hedge,"  could offer  advantages  in terms of cost, yield or efficiency,  but may not hedge currency exposure as effectively as a simple position hedge against U.S. dollars. This type of hedge may result in losses if the currency  used to hedge does not perform  similarly to the currency in which the hedged securities are denominated.

     The  precise  matching  of forward  contracts  in the amounts and values of securities  involved  generally  would not be  possible  because the future values of such foreign  currencies  will change as a consequence  of market movements  in the values of those  securities  between the date the forward contract  is entered  into and the date it matures.  Predicting  short-term currency  market  movements  is  extremely  difficult,  and the  successful execution of a short-term  hedging strategy is highly uncertain.  Normally, consideration  of the prospect for currency  parities will be  incorporated into the  long-term  investment  decisions  made with  respect  to  overall diversification  strategies.  However,  the  managers  believe  that  it is important to have  flexibility  to enter into such forward  contracts  when they determine that a fund's best interests may be served.

     At the  maturity  of the  forward  contract,  the fund may either  sell the portfolio  security and make  delivery of the foreign  currency,  or it may retain the security and  terminate  the  obligation  to deliver the foreign currency by  purchasing  an  "offsetting"  forward  contract  with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.

     It is impossible  to forecast  with absolute  precision the market value of
     portfolio   securities  at  the   expiration   of  the  forward   contract.
     Accordingly,  it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such  purchase) if the market  value of the  security is less than the amount of foreign  currency the fund is  obligated  to deliver  and if a  decision  is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

(3)  SHIFTING CURRENCY EXPOSURE. A fund may also enter into forward contracts to shift its  investment  exposure from one currency  into  another.  This may include shifting  exposure from U.S. dollars to foreign  currency,  or from one foreign  currency to another foreign  currency.  This strategy tends to limit exposure to the currency sold, and increase  exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency  and  purchased  an  equivalent  security  denominated  in another currency.  For example,  if the portfolio  managers  believed that the U.S.
     dollar may suffer a substantial  decline against the Euro, they could enter into a  forward  contract  to  purchase  Euros  for a fixed  amount of U.S.
     dollars.  This  transaction  would protect against losses  resulting from a decline in the value of the U.S. dollar, but would cause the fund to assume the risk of fluctuations in the value of the Euro.

Successful  use of  currency  management  strategies  will  depend  on the  fund management  team's  skill in  analyzing  currency  values.  Currency  management strategies may substantially  change a fund's investment  exposure to changes in currency rates and could result in losses to a fund if currencies do not perform as the portfolio managers anticipate. For example, if a currency's value rose at a time when the  portfolio  manager  hedged a fund by selling  the  currency  in exchange  for U.S.  dollars,  a fund  would not  participate  in the  currency's appreciation. Similarly, if the portfolio managers increase a fund's exposure to a currency and that currency's value declines, a fund will sustain a loss. There is no assurance that the portfolio  managers' use of foreign currency management strategies will be advantageous to a fund or that they will hedge at appropriate times.

The  fund  will  cover  outstanding  forward  contracts  by  maintaining  liquid portfolio  securities  denominated  in, or whose value is tied to, the  currency underlying the forward contract or the currency being hedged. To the extent that the fund is not able to cover its forward  currency  positions  with  underlying portfolio  securities,  the fund's custodian will segregate cash or other liquid assets  having a value equal to the aggregate  amount of the fund's  commitments under forward contracts entered into with respect to position hedges, settlement hedges and anticipatory hedges.

FUTURES AND OPTIONS

The funds may enter  into  futures  contracts,  options  or  options  on futures contracts.  The funds may not,  however,  enter into a futures  transaction  for speculative purposes. Generally, futures transactions will be used to:

o    protect against a decline in market value of a fund's securities  (taking a short futures position), or

o    protect  against the risk of an increase in market value for  securities in which a fund generally  invests at a time when a fund is not fully invested
     (taking a long futures position), or

o    provide a temporary  substitute for the purchase of an individual  security that may be purchased in an orderly fashion.

Some futures and options  strategies,  such as selling futures,  buying puts and writing calls,  hedge a fund's  investments  against price  fluctuations.  Other strategies,  such as buying  futures,  writing  puts and buying  calls,  tend to increase market exposure.

Although  other  techniques  may be used to control a fund's  exposure to market fluctuations,  the use of futures  contracts  may be a more  effective  means of hedging this  exposure.  While a fund pays  brokerage  commissions in connection with opening and closing out futures  positions,  these costs are lower than the
transaction   costs  incurred  in  the  purchase  and  sale  of  the  underlying securities.

For example,  the sale of a future by a fund means the fund becomes obligated to deliver  the  security  (or  securities,  in the case of an index  future)  at a specified  price on a specified  date.  The  purchase of a future means the fund becomes  obligated to buy the security (or securities) at a specified price on a specified date. Futures contracts provide for the sale by one party and purchase by another  party of a specific  security at a specified  future time and price.
The portfolio  managers may engage in futures and options  transactions based on securities  indices  that are  consistent  with a fund's  investment  objective.
Examples of indices  that may be used  include the Bond Buyer Index of Municipal
Bonds  for  fixed-income  funds,  or the S&P 500  Index for  equity  funds.  The managers also may engage in futures and options  transactions  based on specific securities,  such as U.S. Treasury bonds or notes.  Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a
U.S. government agency.

Index futures  contracts differ from traditional  futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead,  these contracts settle in cash at the spot market  value of the index.  Although  other types of futures  contracts by their terms call for actual  delivery or acceptance of the underlying  securities,  in most cases the  contracts  are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e.,  buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when a fund  purchases  or sells a bond,  no price is paid or received by the fund upon the  purchase  or sale of the  future.  Initially,  a fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount.  This amount is known as initial margin.  The margin  deposit is intended to ensure  completion  of the contract  (delivery or acceptance  of the  underlying  security) if it is not  terminated  prior to the specified  delivery  date.  A  margin  deposit  does  not  constitute  a  margin transaction for purposes of a fund's  investment  restrictions.  Minimum initial margin requirements are established by the futures exchanges and may be revised.
In addition,  brokers may establish margin deposit  requirements that are higher than the exchange  minimums.  Cash held in the margin  account  generally is not income-producing. However, coupon-bearing securities, such as Treasury bills and bonds, held in major accounts generally will earn income.  Subsequent  payments, called variation margin, to and from the broker will be made on a daily basis as the price of the  underlying  debt  securities or index  fluctuates,  making the future more or less valuable, a process known as marking the contract to market.
Changes  in  variation  margin are  recorded  by a fund as  unrealized  gains or losses. At any time prior to expiration of the future, a fund may elect to close the position by taking an opposite  position  that will operate to terminate its position in the future. A final  determination of variation margin is then made;
additional  cash is required to be paid by or released to the fund, and the fund realizes a loss or gain.

RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

Futures  and  options  prices can be  volatile,  and  trading  in these  markets involves  certain  risks.  If  the  portfolio  managers  apply  a  hedge  at  an inappropriate  time or judge interest rate or equity market trends  incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it is unable to close out its position  because of an illiquid  secondary  market.  Futures  contracts may be closed out only on an exchange that provides a secondary market for these  contracts,  and there is no assurance that a liquid secondary  market will exist for any particular  futures contract at any particular time. Consequently, it may not be possible to close a futures  position  when  the  portfolio  managers  consider  it  appropriate  or desirable  to do so. In the event of adverse  price  movements,  a fund would be required to continue making daily cash payments to maintain its required margin.
If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin  requirements at a time when the portfolio  managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments  underlying  futures  contracts it holds.  The portfolio managers  will seek to minimize  these risks by limiting the  contracts  entered into on behalf of the funds to those traded on national  futures  exchanges  and for which there appears to be a liquid secondary market.

A fund could  suffer  losses if the prices of its futures and options  positions were poorly correlated with its other investments,  or if securities  underlying futures contracts purchased by a fund had different maturities than those of the portfolio  securities being hedged. Such imperfect  correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker,  if, for example, the broker became bankrupt.

Most  futures  exchanges  limit the amount of  fluctuation  permitted in futures contract  prices during a single  trading day. The daily limit  establishes  the maximum  amount that the price of a futures  contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price  beyond  the  limit.  However,  the  daily  limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily  limit for  several  consecutive  trading  days with little or no trading, thereby  preventing prompt  liquidation of futures positions and subjecting some futures traders to substantial losses.

OPTIONS ON FUTURES

By purchasing an option on a futures contract, a fund obtains the right, but not the  obligation,  to sell the  futures  contract  (a put  option)  or to buy the contract (a call  option) at a fixed  strike  price.  A fund can  terminate  its position in a put option by allowing it to expire or by  exercising  the option.
If the  option  is  exercised,  the fund  completes  the sale of the  underlying security at the strike price.  Purchasing  an option on a futures  contract does not require a fund to make margin payments unless the option is exercised.

Some  funds may write (or sell)  call  options  that  obligate  them to sell (or deliver) the option's underlying  instrument upon exercise of the option.  While the receipt of option premiums would mitigate the effects of price  declines,  a fund  would give up some  ability  to  participate  in a price  increase  on the underlying security. If a fund were to engage in options transactions,  it would own the  futures  contract  at the time a call was  written  and would  keep the contract open until the obligation to deliver it pursuant to the call expired.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

Under the  Commodity  Exchange  Act, a fund may enter into  futures  and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums;  or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total  assets.  To the extent  required by law, each
fund  will  segregate  cash,  cash  equivalents  or  other  appropriate   liquid
securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

FORWARD CURRENCY EXCHANGE CONTRACTS

The funds may purchase and sell  foreign  currency on a spot (i.e.,  cash) basis and may engage in forward  currency  contracts,  currency  options  and  futures transactions for hedging or any other lawful purpose. See DERIVATIVE SECURITIES.

Forward currency contracts may be used under two circumstances:

(1)  When  the  portfolio   managers  are   purchasing  or  selling  a  security
     denominated in a foreign currency and wish to lock in the U.S. dollar price of that  security,  the  portfolio  managers  would be able to enter into a forward currency contract to do so;

(2)  When the  portfolio  managers  believe  that the  currency of a  particular foreign country may suffer a substantial decline against the U.S. dollar, a fund  would be able to  enter  into a  forward  currency  contract  to sell foreign currency for a fixed U.S. dollar amount  approximating the value of some or all of its portfolio  securities  either  denominated  in, or whose value is tied to, such foreign currency.

In the first  circumstance,  when a fund enters into a trade for the purchase or sale of a security  denominated  in a foreign  currency,  it may be desirable to establish (lock in) the U.S.  dollar cost or proceeds.  By entering into forward currency  contracts  in U.S.  dollars  for  the  purchase  or sale of a  foreign currency involved in an underlying security transaction,  a fund will be able to protect  itself  against a possible  loss  between  trade and  settlement  dates resulting from the adverse change in the  relationship  between the U.S.  dollar and the subject foreign currency.

In the  second  circumstance,  when  the  portfolio  managers  believe  that the currency of a particular  country may suffer a substantial  decline  relative to the U.S. dollar, a fund could enter into a forward currency contract to sell for a fixed dollar amount the amount in foreign  currencies  approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to,  such  foreign  currency.  A fund  will  cover  outstanding  forward contracts by maintaining  liquid portfolio  securities  denominated in, or whose value is tied to, the currency  underlying the forward  contract or the currency being  hedged.  To the  extent  that a fund is not  able to  cover  its  forward currency positions with underlying portfolio securities, the fund will segregate on its records cash or other liquid assets having a value equal to the aggregate amount of the fund's commitments under the forward currency contracts.

The precise matching of forward currency  contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign  currencies will change as a consequence of market movements in the values of those  securities  between the date the forward  currency  contract is entered  into and the date it matures.  Predicting  short-term  currency  market movements is extremely  difficult,  and the successful execution of a short-term hedging strategy is highly  uncertain.  The portfolio  managers do not intend to enter into such contracts on a regular  basis.  Normally,  consideration  of the
prospect  for  currency   parities  will  be  incorporated  into  the  long-term
investment  decisions made with respect to overall  diversification  strategies.
However, the portfolio managers believe that it is important to have flexibility to enter into such forward currency  contracts when they determine that a fund's best interests may be served.

When the forward currency contract matures, a fund may either sell the portfolio security  and make  delivery  of the  foreign  currency,  or it may  retain  the security  and  terminate  the  obligation  to deliver  the  foreign  currency by purchasing an offsetting forward currency contract with the same currency trader obligating  the fund to purchase,  on the same maturity date, the same amount of the foreign currency.

It is  impossible  to  forecast  with  absolute  precision  the market  value of portfolio  securities  at the  expiration  of  the  forward  currency  contract.
Accordingly,  it may be  necessary  for a fund to  purchase  additional  foreign currency  on the spot  market  (and bear the  expense of such  purchase)  if the market  value of the  security is less than the amount of foreign  currency  the fund is  obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

OTHER INVESTMENT COMPANIES

Each  fund  may  invest  up to 10% of  its  total  assets  in  other  investment companies, such as mutual funds, provided that the investment is consistent with the fund's investment  policies and restrictions.  These investments may include investments  in money market funds managed by the advisor.  Under the Investment
Company  Act,  a  fund's  investment  in such  securities,  subject  to  certain exceptions, currently is limited to:

o    3% of the total voting stock of any one investment company;

o    5% of the fund's total assets with respect to any one  investment  company;
     and

o    10% of the fund's total assets in the aggregate.

Such  purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary  brokers'
commissions.  As a shareholder of another investment company, a fund would bear, along  with other  shareholders,  its pro rata  portion of the other  investment company's expenses, including advisory fees. These expenses would be in addition to the management  fee that each fund bears directly in connection  with its own operations.

Each fund may invest in exchange traded funds (ETFs),  such as Standard & Poor's
Depositary  Receipts (SPDRs) and the Lehman Aggregate Bond ETF (CUBES or QQQQs),
with the same  percentage  limitations as  investments in registered  investment companies.  ETFs are a type of fund bought and sold on a securities exchange. An
ETF trades  like  common  stock and  usually  represents  a fixed  portfolio  of securities  designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying  securities they are designed to track,  although the lack of  liquidity on an ETF could  result in it being more  volatile.  Additionally,
ETFs have management fees, which increase their cost.

MUNICIPAL NOTES

Each fund may  invest in  municipal  notes,  which are issued by state and local governments or government entities to provide short-term capital or to meet cash flow needs.

Tax  Anticipation  Notes  (TANs)  are issued in  anticipation  of  seasonal  tax revenues,  such as ad valorem property,  income,  sales, use and business taxes, and are payable from these future taxes. TANs usually are general obligations of the issuer. General obligations are backed by the issuer's full faith and credit pledge based on its ability to levy taxes for the timely payment of interest and repayment  of  principal,  although  such  levies  may  be  constitutionally  or statutorily limited as to rate or amount.

Revenue  Anticipation  Notes (RANs) are issued with the expectation that receipt of future revenues,  such as federal revenue sharing or state aid payments, will be used to repay the  notes.  Typically,  these  notes also  constitute  general obligations of the issuer.

Bond  Anticipation  Notes (BANs) are issued to provide  interim  financing until long-term financing can be arranged.  In most cases, the long-term bonds provide the money for repayment of the notes.

Revenue anticipation warrants, or reimbursement warrants, are issued to meet the cash  flow  needs of state  governments  at the end of a fiscal  year and in the early weeks of the  following  fiscal  year.  These  warrants  are payable  from unapplied  money in the state's  General  Fund,  including  the proceeds of RANs issued  following  enactment  of a state  budget or the  proceeds  of  refunding warrants issued by the state.

MUNICIPAL BONDS

Each fund may invest in municipal bonds, which generally have maturities of more than one year when issued and are designed to meet  longer-term  capital  needs.
These securities have two principal  classifications:  general  obligation bonds and revenue bonds.

General Obligation (GO) bonds are issued by states, counties,  cities, towns and regional districts to fund a variety of public projects,  including construction of and improvements to schools,  highways, and water and sewer systems. GO bonds are backed by the issuer's  full faith and credit pledge based on its ability to levy taxes for the timely  payment  of  interest  and  repayment  of  principal, although such levies may be  constitutionally  or statutorily limited as to rate or amount.

Revenue bonds are not backed by an issuer's taxing authority;  rather,  interest and  principal  are  secured by the net  revenues  from a project  or  facility.
Revenue  bonds are issued to finance a variety  of capital  projects,  including construction or refurbishment of utility and waste disposal  systems,  highways, bridges,  tunnels,  air and  seaport  facilities,  schools and  hospitals.  Many revenue bond issuers provide  additional  security in the form of a debt-service reserve  fund that may be used to make  payments of interest and  repayments  of principal on the issuer's obligations.  Some revenue bond financings are further protected  by a  state's  assurance  (without  obligation)  that it will make up deficiencies in the debt-service reserve fund.

Industrial Development Bonds (IDBs), a type of revenue bond, are issued by or on behalf of public  authorities to finance privately  operated  facilities.  These bonds  are  used to  finance  business,  manufacturing,  housing,  athletic  and pollution  control  projects,  as well as public facilities such as mass transit systems, air and seaport facilities and parking garages. Payment of interest and repayment of principal on an IDB depend solely on the ability of the  facility's operator to meet financial obligations and on the pledge, if any, of the real or personal  property  financed.  The interest earned on IDBs may be subject to the federal alternative minimum tax.

OBLIGATIONS WITH TERM PUTS ATTACHED

Each  fund may  invest in  fixed-rate  bonds  subject  to  third-party  puts and participation  interests  in such  bonds  that  are  held by a bank in  trust or otherwise,  which have tender options or demand features attached.  These tender options  or demand  features  permit a fund to  tender  (or put) its bonds to an institution at periodic  intervals and to receive the principal  amount thereof.
The portfolio managers expect that a fund will pay more for securities with puts attached than for securities without these liquidity features.

Because it is difficult to evaluate the  likelihood of exercise or the potential benefit of a put,  puts  normally  will be  determined  to have a value of zero, regardless of whether any direct or indirect consideration is paid. Accordingly, puts as separate securities are not expected to affect a fund's weighted average maturity.  When a fund  has  paid  for a put,  the  cost  will be  reflected  as unrealized  depreciation  on the  underlying  security for the period the put is held.  Any gain on the sale of the  underlying  security  will be reduced by the cost of the put.

There is a risk that the seller of an obligation with a put attached will not be able to repurchase  the  underlying  obligation  when (or if) a fund attempts to exercise the put. To minimize such risks,  the funds will  purchase  obligations with puts  attached  only from  sellers  deemed  creditworthy  by the  portfolio managers under the direction of the Board of Trustees.

ZERO-COUPON, STEP-COUPON AND PAY-IN-KIND SECURITIES

Each fund may purchase zero-coupon debt securities.  Zero-coupon debt securities do not make regular cash interest  payments,  and are sold at a deep discount to their face value.

Each fund may also purchase step-coupon or step-rate debt securities. Instead of having a fixed coupon for the life of the security,  coupon or interest payments may  increase  to  predetermined  rates at future  dates.  The issuer  generally retains the right to call the security.  Some step-coupon  securities are issued with no  coupon  payments  at all  during an  initial  period,  and only  become interest-bearing  at a future date; these securities are sold at a deep discount to their face value.

Although zero-coupon, pay-in-kind and certain step-coupon securities may not pay current  cash income,  federal  income tax law requires the holder to include in income each year the portion of any original  issue  discount and other  noncash income on such  securities  accrued  during  that year.  In order to continue to qualify for  treatment  as a regulated  investment  company  under the  Internal
Revenue  Code and avoid  certain  excise  tax,  the funds are  required  to make distributions  of any original  issue  discount and other noncash income accrued for each  year.  Accordingly,  the funds may be  required  to  dispose  of other portfolio  securities,  which may occur in periods of adverse market prices,  in order to generate a case to meet these distribution requirements.

INVERSE FLOATERS

Each fund may hold inverse floaters.  An inverse floater is a type of derivative security  that bears an interest  rate that moves  inversely to market  interest rates. As market interest rates rise, the interest rate on inverse floaters goes down, and vice versa. Generally, this is accomplished by expressing the interest rate on the inverse floater as an above-market  fixed rate of interest,  reduced by an amount determined by reference to a market-based or bond-specific floating interest rate (as well as by any fees associated with  administering the inverse floater program).

Inverse  floaters  may be issued in  conjunction  with an equal  amount of Dutch
Auction  floating-rate bonds (floaters),  or a market-based index may be used to set the interest rate on these securities.  A Dutch Auction is an auction system in which  the  price  of the  security  is  gradually  lowered  until it meets a responsive  bid and is sold.  Floaters  and inverse  floaters  may be brought to market by (1) a broker-dealer who purchases  fixed-rate bonds and places them in a trust,  or (2) an  issuer  seeking  to  reduce  interest  expenses  by using a floater/inverse floater structure in lieu of fixed-rate bonds.

In the case of a broker-dealer  structured offering (where underlying fixed-rate bonds have been placed in a trust),  distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:

(i)  Floater holders receive interest based on rates set at a six-month interval or at a Dutch Auction, which is typically held every 28 to 35 days. Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the  floaters,  and the interest rate is set just high enough to ensure that all of the floaters are sold.

(ii) Inverse floater  holders receive all of the interest that remains,  if any, on the underlying  bonds after floater  interest and auction fees are paid.
     The interest rates on inverse floaters may be significantly  reduced,  even to zero, if interest rates rise.

Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are  comparable,  although the interest paid on the inverse  floaters is based on a presumed coupon rate that would have been required to bring  fixed-rate  bonds to market at the time the floaters and inverse floaters were issued.

Where inverse floaters are issued in conjunction with floaters,  inverse floater holders may be given the right to acquire the underlying  security (or to create a fixed-rate  bond) by calling an equal amount of  corresponding  floaters.  The underlying security may then be held or sold. However, typically, there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.

Floater holders subject to a Dutch Auction  procedure  generally do not have the right to put back their  interests to the issuer or to a third party. If a Dutch
Auction fails, the floater holder may be required to hold its position until the underlying bond matures,  during which time interest on the floater is capped at a predetermined rate.

The  secondary  market for  floaters and inverse  floaters  may be limited.  The market value of inverse  floaters tends to be  significantly  more volatile than fixed-rate bonds.

LOAN INTERESTS

Each fund may purchase loan interests,  which are interests in amounts owed by a corporate, governmental or other borrower to lenders or lending syndicates. Loan interests purchased by a fund may have a maturity of any number of days or years and may be acquired from U.S. and foreign banks,  insurance  companies,  finance companies or other financial institutions that have made loans or are members of a lending  syndicate  or from the  holders  of loan  interests.  Loan  interests involve the risk of loss in case of default or  bankruptcy  of the borrower and, in the case of  participation  interests,  involve a risk of  insolvency  of the agent lending bank or other financial intermediary. Loan interests are not rated by any nationally recognized securities rating organization and are, at present, not readily marketable and may be subject to contractual restrictions on resale.

Another concern is liquidity.  Because there is no established  secondary market for loan  participations,  the funds'  ability to sell them for cash is limited.
Some  participation  agreements  place  limitations on the  investor's  right to resell the loan participation, even when a buyer can be found.

FOREIGN SECURITIES

The funds may each invest up to 30% of its net assets in foreign securities. The funds may invest in the obligations of  international  agencies or supranational entities,  such as the World Bank, Asian Development Bank,  European  Investment
Bank and European Economic Community.

Investments in foreign securities may present certain risks, including:

CURRENCY  RISK - The value of the foreign  investments  held by the funds may be significantly  affected by changes in currency  exchange rates. The dollar value of a foreign  security  generally  decreases  when the value of the dollar rises against the foreign currency in which the security is denominated,  and tends to increase when the value of the dollar falls against such currency.  In addition, the value of fund assets may be affected by losses and other  expenses  incurred in converting  between various  currencies in order to purchase and sell foreign securities, and by currency restrictions,  exchange control regulation, currency devaluations and political developments.

POLITICAL  AND ECONOMIC  RISK - The  economies of many of the countries in which the funds invest are not as  developed  as the economy of the United  States and
may  be  subject  to  significantly   different  forces.   Political  or  social
instability,   expropriation,   nationalization,   confiscatory   taxation   and
limitations on the removal of funds or other assets also could adversely  affect the value of investments.  Further, the funds may find it difficult or be unable to enforce  ownership  rights,  pursue  legal  remedies or obtain  judgments  in foreign courts.

REGULATORY RISK - Foreign companies  generally are not subject to the regulatory controls  imposed  on U.S.  issuers  and,  in  general,  there is less  publicly available  information about foreign securities than is available about domestic securities.  Many  foreign  companies  are not  subject to  uniform  accounting,
auditing  and  financial   reporting   standards,   practices  and  requirements
comparable  to those  applicable  to domestic  companies.  Income  from  foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

MARKET AND TRADING RISK - Brokerage commission rates in foreign countries, which generally are fixed rather than subject to  negotiation as in the United States, are likely to be higher.  The  securities  markets in many of the  countries  in which the funds  invest will have  substantially  less  trading  volume than the principal U.S. markets.  As a result,  the securities of some companies in these countries may be less liquid and more volatile than comparable U.S.  securities.
Furthermore,  one securities  broker may represent all or a significant  part of the trading  volume in a particular  country,  resulting in higher trading costs and decreased  liquidity due to a lack of alternative  trading  partners.  There generally  is less  government  regulation  and  supervision  of  foreign  stock exchanges,  brokers  and  issuers,  which  may  make  it  difficult  to  enforce contractual obligations.

CLEARANCE AND SETTLEMENT RISK - Foreign  securities  markets also have different clearance  and  settlement  procedures,  and in certain  markets there have been times  when  settlements  have  been  unable  to keep  pace  with the  volume of securities  transactions,  making it  difficult  to conduct  such  transactions.
Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned.  The inability of the funds to make intended  security  purchases due to clearance and  settlement  problems could cause the funds to miss attractive investment opportunities.  Inability to dispose of portfolio  securities due to clearance and settlement  problems could result either in losses to the funds due to subsequent  declines in the value of the portfolio security or, if the funds have entered into a contract to sell the security, liability to the purchaser.

OWNERSHIP  RISK - Evidence of  securities  ownership  may be  uncertain  in many foreign  countries.  As a result,  there is a risk that a fund's  trade  details could be incorrectly  or  fraudulently  entered at the time of the  transaction, resulting in a loss to the fund.

CONVERTIBLE SECURITIES

A convertible  security is a bond,  debenture,  note,  preferred  stock or other security  that may be  converted  into or exchanged  for a prescribed  amount of common stock of the same or a different  issuer within a particular  time period at a specified price or formula.  A convertible  security entitles the holder to receive the interest  paid or accrued on debt or the dividend  paid on preferred stock  until the  convertible  security  matures or is  redeemed,  converted  or exchanged.  Before conversion or exchange,  such securities ordinarily provide a stream of income with generally  higher yields than common stocks of the same or similar issuers,  but lower than the yield on  non-convertible  debt. Of course, there can be no  assurance  of current  income  because  issuers of  convertible securities  may  default  on their  obligations.  In  addition,  there can be no assurance of capital  appreciation  because the value of the  underlying  common stock will fluctuate.  Because of the conversion feature,  the managers consider some convertible securities to be equity equivalents.

The price of a convertible  security will normally  fluctuate in some proportion to changes in the price of the  underlying  asset.  A  convertible  security  is subject to risks  relating to the activities of the issuer and/or general market and economic  conditions.  The stream of income  typically paid on a convertible security may tend to cushion the security  against  declines in the price of the underlying asset.  However,  the stream of income causes fluctuations based upon changes in interest rates and the credit quality of the issuer. In general,  the value of a  convertible  security is a function  of (1) its yield in  comparison with yields of other  securities of comparable  maturity and quality that do not have a conversion  privilege and (2) its worth, at market value, if converted or exchanged into the underlying common stock. The price of a convertible  security often reflects such variations in the price of the underlying  common stock in a way that a  non-convertible  security  does not. At any given  time,  investment value  generally  depends  upon such  factors as the  general  level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure.

A convertible  security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a fund is called for redemption,  the fund  would be  required  to permit  the  issuer to redeem  the security and convert it to underlying common stock or to cash, or would sell the convertible  security to a third party,  which may have an adverse effect on the fund. A convertible security may feature a put option that permits the holder of the  convertible  security  to  sell  that  security  back  to the  issuer  at a predetermined  price.  A fund generally  invests in  convertible  securities for their favorable price  characteristics  and total return  potential and normally would not  exercise  an option  to  convert  unless  the  security  is called or conversion is forced.

SHORT-TERM SECURITIES

In order to meet anticipated  redemptions,  anticipated  purchases of additional securities for the fund's portfolio,  or, in some cases, for temporary defensive purposes, each fund may invest a portion of its assets in money market and other short-term securities.

Examples of those securities include:

o    Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities

o    Commercial Paper

o    Certificates of Deposit and Euro Dollar Certificates of Deposit

o    Bankers' Acceptances

o    Short-term notes, bonds, debentures or other debt instruments

o    Repurchase agreements

o    Money market funds

Under the  Investment  Company  Act,  a fund's  investment  in other  investment companies  (including  money market funds) currently is limited to (a) 3% of the total voting  stock of any one  investment  company;  (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of a fund's total assets in the  aggregate.  These  investments  may include  investments in money market funds managed by the advisor.  Any  investment in money market funds must be consistent with the investment  policies and  restrictions of the fund making the investment.

EQUITY EQUIVALENTS

In addition  to  investing  in common  stocks the funds may each invest in other equity securities and equity equivalents,  including  securities that permit the fund to receive an equity  interest in an issuer,  the opportunity to acquire an equity  interest  in an issuer,  or the  opportunity  to receive a return on its investment  that  permits  the fund to benefit  from the growth over time in the equity of an issuer.

Equity  equivalents also may include securities whose value or return is derived from the value or return of a different security. Depositary receipts, which are described  in the  FOREIGN  SECURITIES  section,  are an  example of the type of derivative security in which the funds might invest.

TENDER OPTION BONDS

Tender Option Bonds (TOBs) were created to increase the supply of  high-quality, short-term tax-exempt  obligations,  and thus they are of particular interest to money market funds.

TOBs are created by municipal  bond dealers who  purchase  long-term  tax-exempt bonds in the  secondary  market,  place the  certificates  in  trusts,  and sell interests in the trusts with puts or other liquidity  guarantees  attached.  The credit quality of the resulting synthetic short-term  instrument is based on the put provider's short-term rating and the underlying bond's long-term rating.

There is some risk  that a  remarketing  agent  will  renege on a tender  option agreement if the underlying bond is downgraded or defaults. Because of this, the portfolio managers monitor the credit quality of bonds underlying the fund's TOB holdings and intend to sell or put back any TOB if the rating on the  underlying bond falls  below the  second-highest  rating  category  designated  by a rating agency.

INVESTMENT POLICIES

Unless otherwise indicated,  with the exception of the percentage limitations on borrowing,  the policies  described below apply at the time a fund enters into a transaction.  Accordingly,  any later increase or decrease  beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment policies.

For purposes of the funds'  investment  policies,  the party  identified  as the
"issuer"  of a  municipal  security  depends on the form and  conditions  of the security.  When the assets and revenues of a political  subdivision are separate from those of the government  that created the  subdivision  and the security is backed only by the assets and revenues of the  subdivision,  the  subdivision is deemed the sole  issuer.  Similarly,  in the case of an  Industrial  Development
Bond,   if  the  bond  were  backed  only  by  the  assets  and  revenues  of  a non-governmental  user,  the  non-governmental  user  would be  deemed  the sole issuer. If, in either case, the creating government or some other entity were to guarantee the security,  the guarantee  would be considered a separate  security and treated as an issue of the guaranteeing entity.

FUNDAMENTAL INVESTMENT POLICIES

The funds'  fundamental  investment  policies are listed below. These investment policies  and the funds'  investment  objectives  set forth in Exhibit II to the
Proxy Statement and Prospectus may not be changed without approval of a majority of the outstanding votes of a fund's investors, as determined in accordance with the Investment Company Act.

SUBJECT                       POLICY
--------------------------------------------------------------------------------
Senior Securities             A fund may not issue senior  securities  except as
                              permitted under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing                     A fund may not borrow money,  except for temporary
                              or  emergency  purposes  (not  for  leveraging  or
                              investment) in an amount not exceeding 33 1/3% of
                              the fund's total assets.
--------------------------------------------------------------------------------
Lending                       A fund may not lend any security or make any other
                              loan if, as a result,  more than  33 1/3%  of the
                              fund's   total  assets  would  be  lent  to  other
                              parties,  except (i) through the  purchase of debt
                              securities  in  accordance   with  its  investment
                              objective,  policies  and  limitations  or (ii) by
                              engaging in repurchase  agreements with respect to
                              portfolio securities.
--------------------------------------------------------------------------------
Real Estate                   A fund may not purchase or sell real estate unless
                              acquired as a result of ownership of securities or
                              other instruments. This policy shall not prevent a
                              fund  from   investing  in   securities  or  other
                              instruments backed by real estate or securities of
                              companies  that deal in real estate or are engaged
                              in the real estate business.
--------------------------------------------------------------------------------
Concentration                 A fund  may not  concentrate  its  investments  in
                              securities  of  issuers in a  particular  industry
                              (other than securities issued or guaranteed by the
                              U.S.   government   or  any  of  its  agencies  or
                              instrumentalities),  except that the money  market
                              funds  may  invest  more  than 25% of their  total
                              assets in the financial services industry.
--------------------------------------------------------------------------------
Underwriting                  A fund may not act as an underwriter of securities
                              issued by others,  except to the  extent  that the
                              fund may be considered an  underwriter  within the
                              meaning  of  the  Securities  Act of  1933  in the
                              disposition of restricted securities.
--------------------------------------------------------------------------------
Commodities                   A  fund  may  not   purchase   or  sell   physical
                              commodities   unless   acquired  as  a  result  of
                              ownership  of  securities  or  other  instruments,
                              provided that this limitation shall not prohibit a
                              fund  from   purchasing  or  selling  options  and
                              futures  contracts or from investing in securities
                              or   other   instruments    backed   by   physical
                              commodities.
--------------------------------------------------------------------------------
Control                       A fund may not invest for  purposes of  exercising
                              control over management.
--------------------------------------------------------------------------------

For purposes of the investment  restrictions  relating to lending and borrowing, the funds have  received an exemptive  order from the SEC regarding an interfund lending  program.  Under the terms of the exemptive  order, the funds may borrow money from or lend money to other  American  Century-advised  funds that  permit such  transactions.  All such  transactions  will be  subject  to the limits for borrowing  and lending set forth above.  The funds will borrow money through the program  only when the costs are equal to or lower than the costs of  short-term bank loans.  Interfund loans and borrowing  normally extend only overnight,  but can have a maximum  duration  of seven  days.  The funds will lend  through  the program  only when the  returns  are  higher  than  those  available  from other short-term  instruments (such as repurchase  agreements).  The funds may have to borrow from a bank at a higher  interest rate if an interfund  loan is called or not  renewed.  Any delay in  repayment  to a lending fund could result in a lost investment opportunity or additional borrowing costs.

For purposes of the investment  restriction  relating to  concentration,  a fund shall not purchase any  securities  that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers  conducting  their principal  business  activities in the same industry  (except  financial  services  industries for money market funds), provided that

(a)  there is no limitation with respect to obligations  issued or guaranteed by the U.S.  government,  any state,  territory  or  possession  of the United
     States,  the  District of Columbia or any of their  authorities,  agencies, instrumentalities  or  political  subdivisions  and  repurchase  agreements secured by such obligations;

(b)  wholly owned finance  companies  will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents;

(c)  utilities will be divided  according to their services,  for example,  gas, gas transmission, electric and gas, and electric and telephone will each be considered a separate industry; and

(d)  personal credit and business credit businesses will be considered  separate industries.

NONFUNDAMENTAL INVESTMENT POLICIES

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Trustees.

SUBJECT                       POLICY
--------------------------------------------------------------------------------
Leveraging                    A fund  may  not  purchase  additional  investment
                              securities  at any time during  which  outstanding
                              borrowings  exceed 15% of the total  assets of the
                              fund.
--------------------------------------------------------------------------------
Futures and Options           A fund  may not,  however,  enter  into  leveraged
                              transactions  if it would be possible for the fund
                              to  lose  more  than  the  notional  value  of the
                              investment.
--------------------------------------------------------------------------------
Liquidity                     A fund may not purchase any security or enter into
                              a repurchase  agreement if, as a result, more than
                              15%  of  its  net  assets  would  be  invested  in
                              repurchase  agreements not entitling the holder to
                              payment of  principal  and  interest  within seven
                              days, and  securities  that are illiquid by virtue
                              of legal or contractual  restrictions on resale or
                              the absence of a readily available market.
--------------------------------------------------------------------------------
Short Sales                   A fund may not sell  securities  short,  unless it
                              owns  or  has  the  right  to  obtain   securities
                              equivalent  in kind and  amount to the  securities
                              sold short,  and  provided  that  transactions  in
                              futures  contracts  and  options are not deemed to
                              constitute selling securities short.
--------------------------------------------------------------------------------
Margin                        A fund  may not  purchase  securities  on  margin,
                              except to obtain  such  short-term  credits as are
                              necessary for the clearance of  transactions,  and
                              provided that margin  payments in connection  with
                              futures contracts and options on futures contracts
                              shall  not  constitute  purchasing  securities  on
                              margin.
--------------------------------------------------------------------------------

The Investment  Company Act imposes  certain  additional  restrictions  upon the
funds'   ability  to  acquire   securities   issued  by   insurance   companies,
broker-dealers,  underwriters or investment advisors, and upon transactions with affiliated  persons as defined  by the Act.  It also  defines  and  forbids  the creation of cross and circular  ownership.  Neither the SEC nor any other agency of the federal or state government  participates in or supervises the management of the funds or their investment practices or policies.

PORTFOLIO TURNOVER

Because they are new, the funds do not have Financial Highlights.

For each fund,  the  portfolio  managers  intend to  purchase  a given  security whenever they believe it will contribute to the stated objective of a particular fund.  In order to achieve each fund's  investment  objective,  the managers may sell a given  security  regardless of the length of time it has been held in the portfolio, and regardless of the gain or loss realized on the sale. The managers may  sell a  portfolio  security  if  they  believe  that  the  security  is not fulfilling its purpose  because,  among other things,  it did not live up to the managers' expectations, because it may be replaced with another security holding greater  promise,  because it has reached its  optimum  potential,  because of a change in the  circumstances  of a particular  company or industry or in general economic conditions, or because of some combination of such reasons.

Because investment  decisions are based on a particular  security's  anticipated contribution to a fund's  investment  objective,  the managers  believe that the rate of portfolio  turnover is irrelevant  when they  determine that a change is required  to achieve  the fund's  investment  objective.  As a result,  a fund's annual portfolio turnover rate cannot be anticipated and may be higher than that of other mutual funds with similar investment objectives.  Higher turnover could result  in  greater  trading  costs,  which is a cost the  funds  pay  directly.
Portfolio  turnover also may affect the character of capital gains  realized and distributed by a fund, if any, because  short-term  capital gains are taxable as ordinary income.

Because the managers do not take portfolio  turnover rate into account in making investment  decisions,  (1) the managers  have no intention of  maintaining  any particular  rate  of  portfolio  turnover,  whether  high  or  low,  and (2) the portfolio  turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

TEMPORARY DEFENSIVE MEASURES

For temporary  defensive  purposes,  each fund may invest in securities that may not fit its  investment  objective  or its  stated  market.  During a  temporary defensive  period,  a fund may  direct its  assets to the  following  investment vehicles:

o    interest-bearing bank accounts or certificates of deposit

o    U.S. government securities and repurchase agreements collateralized by U.S.
     government securities

o    other money market funds

To the extent a fund assumes a defensive  position,  it will not be pursuing its investment objective.

THE BOARD OF TRUSTEES AND MANAGEMENT

The Board of Trustees  oversees the  management  of the funds and meets at least quarterly to review reports about fund  operations.  The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that  responsibility.  Consequently, the trustees may adopt bylaws providing for the regulation and management of the affairs  of the  funds and may amend and  repeal  them to the  extent  that such bylaws  do not  reserve  that  right  to the  funds'  investors.  They  may fill vacancies  in or reduce  the number of board  members,  and may elect and remove
such  officers  and  appoint  and   terminate   such  agents  as  they  consider
appropriate.  They may appoint from their own number and establish and terminate one or more  committees  consisting of two or more trustees who may exercise the powers and  authority  of the board to the extent that the  trustees  determine.
They may, in general,  delegate such authority as they consider desirable to any officer of the funds, to any committee of the board and to any agent or employee of the funds or to any  custodian,  transfer or  investor  servicing  agent,  or principal  underwriter.  Any determination as to what is in the interests of the funds made by the trustees in good faith shall be conclusive.

The  individuals  listed below serve as trustees or officers of the funds.  Each trustee serves until his or her successor is duly elected and qualified or until
he  or  she  retires.   Effective  March  2004,  mandatory  retirement  age  for
independent  trustees  is 73.  However,  the  mandatory  retirement  age  may be extended for a period not to exceed two years with the approval of the remaining independent  trustees.  Those listed as  interested  trustees  are  "interested"
primarily  by  virtue  of their  engagement  as  officers  of  American  Century
Companies,  Inc.  (ACC) or its wholly owned,  direct or indirect,  subsidiaries, including the funds' investment advisor, American Century Investment Management,
Inc. (ACIM or the advisor); the funds' principal  underwriter,  American Century
Investment  Services,  Inc.  (ACIS);  and the funds'  transfer  agent,  American
Century Services, LLC (ACS).

The  other  trustees  (more  than   three-fourths   of  the  total  number)  are
independent; that is, they have never been employees or officers of, and have no financial  interest  in, ACC or any of its  wholly  owned,  direct or  indirect, subsidiaries,  including ACIM, ACIS and ACS. The trustees serve in this capacity for eight  registered  investment  companies in the American  Century  family of funds.

All persons named as officers of the funds also serve in similar  capacities for the other 13 investment  companies advised by ACIM, unless otherwise noted. Only officers with policy-making  functions are listed. No officer is compensated for his or her  service  as an  officer  of  the  funds.  The  listed  officers  are interested  persons of the funds and are appointed or  re-appointed on an annual basis.

--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1955

POSITION(S) HELD WITH FUNDS: Trustee

FIRST YEAR OF SERVICE: 1997

PRINCIPAL  OCCUPATION(S)  DURING  PAST 5 YEARS:  Chief  Executive  Officer,  ACC
(September 2000 to present);  President, ACC (June 1997 to present). Also serves as: Chief  Executive  Officer and  President,  ACIS,  ACGIM,  ACIM and other ACC subsidiaries;  Executive Vice President,  ACS; Director,  ACC, ACGIM, ACIM, ACS,
ACIS and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

ANTONIO CANOVA, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1961

POSITION(S) HELD WITH FUNDS: Trustee

FIRST YEAR OF SERVICE: 2005

PRINCIPAL  OCCUPATION(S)  DURING PAST 5 YEARS: Chief Financial Officer,  BROCADE
COMMUNICATIONS   SYSTEMS,   INC.   (May  2001  to  present);   Vice   President,
Administration, BROCADE COMMUNICATIONS SYSTEMS, INC. (November 2004 to present);
Vice President,  Finance, BROCADE COMMUNICATIONS SYSTEMS, INC. (November 2000 to
November 2004)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

JOHN FREIDENRICH, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1937

POSITION(S) HELD WITH FUNDS: Trustee

FIRST YEAR OF SERVICE: 2005

PRINCIPAL   OCCUPATION(S)  DURING  PAST  5  YEARS:  Member  and  Manager,  REGIS
MANAGEMENT  COMPANY,  LLC (April  2004 to  present);  Partner and  Founder,  BAY
PARTNERS  (Venture capital firm, 1976 to present);  Partner and Founder,  WARE &
FREIDENRICH (1968 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

RONALD J. GILSON, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1946

POSITION(S) HELD WITH FUNDS: Trustee, Chairman of the Board

FIRST YEAR OF SERVICE: 1995

PRINCIPAL  OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and  Business,  STANFORD  LAW  SCHOOL  (1979 to  present);  Marc  and Eva  Stern
Professor  of Law and  Business,  COLUMBIA  UNIVERSITY  SCHOOL  OF LAW  (1992 to
present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

KATHRYN A. HALL, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1957

POSITION(S) HELD WITH FUNDS: Trustee

FIRST YEAR OF SERVICE: 2001

PRINCIPAL  OCCUPATION(S)  DURING PAST 5 YEARS:  Co-Chief  Executive  Officer and
Chief  Investment  Officer,  OFFIT HALL CAPITAL  MANAGEMENT,  LLC (April 2002 to
present);  President and Managing Director,  LAUREL MANAGEMENT  COMPANY,  L.L.C.
(1996 to April 2002)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

MYRON S. SCHOLES, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1941

POSITION(S) HELD WITH FUNDS: Trustee

FIRST YEAR OF SERVICE: 1980

PRINCIPAL  OCCUPATION(S)  DURING  PAST 5  YEARS:  Chairman,  OAK  HILL  PLATINUM
PARTNERS, and a Partner, OAK HILL CAPITAL MANAGEMENT (1999 to present); Frank E.
Buck Professor of  Finance-Emeritus,  STANFORD GRADUATE SCHOOL OF BUSINESS (1981
to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37

OTHER  DIRECTORSHIPS  HELD  BY  TRUSTEE:  Director,  DIMENSIONAL  FUND  ADVISORS
(investment  advisor,  1982 to present);  Director,  CHICAGO MERCANTILE EXCHANGE
(2000 to present)
--------------------------------------------------------------------------------

JOHN B. SHOVEN, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1947

POSITION(S) HELD WITH FUNDS: Trustee

FIRST YEAR OF SERVICE: 2002

PRINCIPAL  OCCUPATION(S) DURING PAST 5 YEARS:  Professor of Economics,  STANFORD
UNIVERSITY (1977 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37

OTHER DIRECTORSHIPS HELD BY TRUSTEE:  Director,  CADENCE DESIGN SYSTEMS (1992 to
present);   Director,  WATSON  WYATT  WORLDWIDE  (2002  to  present);  Director,
PALMSOURCE INC. (2002 to present)
--------------------------------------------------------------------------------

JEANNE D. WOHLERS, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUNDS: Trustee

FIRST YEAR OF SERVICE: 1984

PRINCIPAL  OCCUPATION(S)  DURING PAST 5 YEARS:  Retired,  Director  and Partner,
WINDY HILL PRODUCTIONS, LP (educational software, 1994 to 1998)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 37

OTHER DIRECTORSHIPS HELD BY TRUSTEE:  Director,  QUINTUS CORPORATION (automation solutions, 1995 to present)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------

WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1955

POSITION(S) HELD WITH FUNDS: President

FIRST YEAR OF SERVICE: 2000

PRINCIPAL  OCCUPATION(S)  DURING PAST 5 YEARS: See entry above under "Interested
Trustees."

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: Not applicable

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not applicable
--------------------------------------------------------------------------------

JONATHAN THOMAS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1963

POSITION(S) HELD WITH FUNDS: Executive Vice President

FIRST YEAR OF SERVICE: 2005

PRINCIPAL  OCCUPATION(S)  DURING PAST 5 YEARS:  Executive  Vice  President,  ACC
(November  2005 to present);  Managing  Director,  Morgan Stanley (March 2000 to
November 2005)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: Not applicable

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not applicable
--------------------------------------------------------------------------------

MARYANNE ROEPKE, 4500 Main St., Kansas City, MO 64111

YEAR OF BIRTH: 1956

POSITION(S)  HELD  WITH  FUNDS:  Senior  Vice  President,  Treasurer  and  Chief
Financial Officer

FIRST YEAR OF SERVICE: 2000

PRINCIPAL  OCCUPATION(S) DURING PAST 5 YEARS: Assistant Treasurer,  ACC (January
1995 to  present).  Also  serves  as:  Senior  Vice  President,  ACS;  Assistant
Treasurer, ACGIM, ACIM, ACIS, ACS and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: Not applicable

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not applicable
--------------------------------------------------------------------------------

DAVID C. TUCKER, 4500 Main St., Kansas City, MO 64111

YEAR OF BIRTH: 1958

POSITION(S) HELD WITH FUNDS: Senior Vice President and General Counsel

FIRST YEAR OF SERVICE: 1998

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President,  ACC (February 2001
to present); General Counsel, ACC (June 1998 to present). Also serves as: Senior
Vice  President  and  General  Counsel,  ACGIM,  ACIM,  ACIS,  ACS and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: Not applicable

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not applicable
--------------------------------------------------------------------------------

CHARLES C.S. PARK, 4500 Main St., Kansas City, MO 64111

YEAR OF BIRTH: 1967

POSITION(S) HELD WITH FUNDS: Vice President and Chief Compliance Officer

FIRST YEAR OF SERVICE: 2000

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACS, ACIM
AND ACGIM  (March  2005 to  present);  Vice  President,  ACS  (February  2000 to present); Assistant General Counsel, ACS (January 1998 to March 2005)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: Not applicable

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not applicable
--------------------------------------------------------------------------------

C. JEAN WADE, 4500 Main St., Kansas City, MO 64111

YEAR OF BIRTH: 1964

POSITION(S) HELD WITH FUNDS: Controller(1)

FIRST YEAR OF SERVICE: 1996

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President,  ACS (February 2000
to present); Controller-Investment Accounting, ACS (June 1997 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: Not applicable

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not applicable
--------------------------------------------------------------------------------

ROBERT LEACH, 4500 Main St., Kansas City, MO 64111

YEAR OF BIRTH: 1966

POSITION(S) HELD WITH FUNDS: Controller

FIRST YEAR OF SERVICE: 1996

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President,  ACS (February 2000
to present); Controller-Fund Accounting, ACS (June 1997 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: Not applicable

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not applicable
--------------------------------------------------------------------------------

JON ZINDEL, 4500 Main St., Kansas City, MO 64111

YEAR OF BIRTH: 1967

POSITION(S) HELD WITH FUNDS: Tax Officer

FIRST YEAR OF SERVICE: 1997

PRINCIPAL  OCCUPATION(S) DURING PAST 5 YEARS: Vice President,  ACC (October 2001
to present);  Vice President,  Corporate Tax, ACS (April 1998 to present);  Vice
President, ACGIM, ACIM, ACIS and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: Not applicable

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not applicable
--------------------------------------------------------------------------------

(1)  MS. WADE SERVES IN A SIMILAR CAPACITY FOR SEVEN OTHER INVESTMENT  COMPANIES
     ADVISED BY ACIM.

COMMITTEES

The board has four  standing  committees  to oversee  specific  functions of the funds'  operations.  Information  about  these  committees  appears in the table below. The trustee first named serves as chairman of the committee.

--------------------------------------------------------------------------------
COMMITTEE: AUDIT AND COMPLIANCE
--------------------------------------------------------------------------------

MEMBERS: Antonio Canova, Ronald J. Gilson, Jeanne D. Wohlers

FUNCTION:  The Audit and  Compliance  Committee  approves the  engagement of the funds'  independent  registered public accounting firm,  recommends  approval of such engagement to the independent trustees,  and oversees the activities of the funds'  independent  registered public  accounting firm. The committee  receives reports from the advisor's  Internal Audit  Department,  which is accountable to the committee.  The committee also receives  reporting about compliance  matters affecting the funds.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 5
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMITTEE: CORPORATE GOVERNANCE
--------------------------------------------------------------------------------
MEMBERS: Ronald J. Gilson, John Freidenrich, John B. Shoven

FUNCTION:  The  Corporate  Governance  Committee  reviews board  procedures  and
committee  structures.   It  also  considers  and  recommends   individuals  for
nomination as trustees.  The names of potential trustee  candidates may be drawn from a number of sources,  including  recommendations from members of the board,
management  (in  the  case  of  interested   trustees  only)  and  shareholders.
Shareholders may submit trustee nominations to the Corporate Secretary, American
Century Funds, P.O. Box 410141, Kansas City, MO 64141. All such nominations will be  forwarded  to the  committee  for  consideration.  The  committee  also  may recommend the creation of new committees,  evaluate the membership  structure of new and existing  committees,  consider the  frequency and duration of board and committee  meetings  and  otherwise  evaluate the  responsibilities,  processes, resources, performance and compensation of the board.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 2
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMITTEE: PORTFOLIO
--------------------------------------------------------------------------------
MEMBERS:  Myron S. Scholes, John Freidenrich,  Kathryn A. Hall, William M. Lyons
(ad hoc)

FUNCTION:  The Portfolio  Committee reviews quarterly the investment  activities and  strategies  used to manage fund assets.  The committee  regularly  receives reports from portfolio managers,  credit analysts and other investment personnel concerning the funds' investments.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 5
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMITTEE: QUALITY OF SERVICE
--------------------------------------------------------------------------------
MEMBERS: John B. Shoven, Ronald J. Gilson, William M. Lyons (ad hoc)

FUNCTION:  The  Quality of Service  Committee  reviews  the level and quality of transfer  agent  and  administrative  services  provided  to the funds and their shareholders.  It receives and reviews reports comparing those services to those of fund  competitors  and seeks to improve  such  services  where  feasible  and appropriate.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 5
--------------------------------------------------------------------------------

COMPENSATION OF TRUSTEES

The  trustees  serve  as  trustees  or  directors  for  eight  American  Century investment companies. Each trustee who is not an interested person as defined in the Investment Company Act receives  compensation for service as a member of the board of all eight  companies  based on a schedule  that takes into  account the number of meetings  attended  and the assets of the funds for which the meetings are held.  These  fees and  expenses  are  divided  among  the eight  investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate  compensation  paid by the funds for the periods  indicated and by the eight investment  companies served by the board to each  trustee  who is not an  interested  person as  defined  in the  Investment
Company Act.

AGGREGATE TRUSTEE COMPENSATION FOR FISCAL YEAR ENDED MARCH 31, 2005

                                                        TOTAL COMPENSATION FROM
                             TOTAL COMPENSATION         THE AMERICAN CENTURY
NAME OF TRUSTEE              FROM THE FUNDS (1)         FAMILY OF FUNDS (2)
--------------------------------------------------------------------------------
Antonio Canova(3)                      $0                           $0
--------------------------------------------------------------------------------
Albert A. Eisenstat(4)            $12,899                      $91,000
--------------------------------------------------------------------------------
John Freidenrich(5)                  $800                      $35,040
--------------------------------------------------------------------------------
Ronald J. Gilson                  $18,924                     $148,375
--------------------------------------------------------------------------------
Kathryn A. Hall                   $12,892                      $91,000
--------------------------------------------------------------------------------
Myron S. Scholes                  $12,723                      $90,000
--------------------------------------------------------------------------------
Kenneth E. Scott(6)               $13,645                      $97,250
--------------------------------------------------------------------------------
John B. Shoven                    $12,798                      $90,250
--------------------------------------------------------------------------------
Jeanne D. Wohlers                 $12,978                      $91,750
--------------------------------------------------------------------------------

(1)  INCLUDES  COMPENSATION PAID TO THE TRUSTEES FOR THE FISCAL YEAR ENDED MARCH
     31,  2005,  AND ALSO  INCLUDES  AMOUNTS  DEFERRED  AT THE  ELECTION  OF THE
     TRUSTEES UNDER THE AMERICAN  CENTURY MUTUAL FUNDS'  INDEPENDENT  DIRECTORS'
     DEFERRED COMPENSATION PLAN.

(2)  INCLUDES  COMPENSATION  PAID  BY  THE  EIGHT  INVESTMENT  COMPANIES  OF THE
     AMERICAN  CENTURY FAMILY OF FUNDS SERVED BY THIS BOARD. THE TOTAL AMOUNT OF
     DEFERRED  COMPENSATION  INCLUDED IN THE PRECEDING TABLE IS AS FOLLOWS:  MR.
     EISENSTAT,  $91,000; MR. GILSON,  $148,375; MS. HALL, $57,750; MR. SCHOLES,
     $90,000; MR. SCOTT, $97,250; MR. SHOVEN, $90,250; AND MS. WOHLERS, $17,675.

(3)  MR. CANOVA JOINED THE BOARD ON MARCH 1, 2005

(4)  MR. EISENSTAT RETIRED FROM THE BOARD ON MAY 26, 2005.

(5)  MR.  FREIDENRICH JOINED ACIT'S ADVISORY BOARD ON AUGUST 26, 2004. HE JOINED
     THE BOARD OF TRUSTEES ON MARCH 1, 2005.

(6)  MR. SCOTT RETIRED FROM THE BOARD ON JANUARY 12, 2006.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred  Compensation Plan. Under the plan, the independent  trustees may defer receipt  of all or any  part of the  fees to be paid  to  them  for  serving  as trustees of the funds.

All  deferred  fees are  credited to an account  established  in the name of the trustees.  The amounts credited to the account then increase or decrease, as the case may be, in accordance  with the  performance of one or more of the American
Century funds that are selected by the trustee. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final  payment of all amounts  credited to the account.  Trustees are allowed to change their designation of mutual funds from time to time.

No deferred  fees are payable until such time as a trustee  resigns,  retires or otherwise  ceases to be a member of the Board of Trustees.  Trustees may receive deferred fee account  balances either in a lump sum payment or in  substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a trustee,  all remaining deferred fee account balances are paid to the trustee's beneficiary or, if none, to the trustee's estate.

The plan is an unfunded plan and,  accordingly,  the funds have no obligation to segregate  assets to secure or fund the deferred  fees. To date,  the funds have voluntarily  funded their  obligations.  The rights of trustees to receive their deferred fee account balances are the same as the rights of a general  unsecured creditor  of  the  funds.  The  plan  may  be  terminated  at  any  time  by the administrative  committee of the plan. If  terminated,  all deferred fee account balances will be paid in a lump sum.

No deferred  fees were paid to any trustee under the plan during the fiscal year ended March 31, 2005.

OWNERSHIP OF FUND SHARES

The funds were not in operation as of the calendar year.

CODE OF ETHICS

The funds,  the investment  advisor,  principal  underwriter and, if applicable, subadvisor  have  adopted  Codes of Ethics  under Rule  17j-1 of the  Investment
Company Act. The Codes of Ethics permit personnel  subject to the code to invest in securities,  including securities that may be purchased or held by the funds, provided that they first obtain approval from the compliance  department  before making such investments.

PROXY VOTING GUIDELINES

The advisor is responsible for exercising the voting rights  associated with the securities  purchased  and/or  held  by the  funds.  In  exercising  its  voting obligations,  the advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing  benefits to them. The advisor attempts to consider all factors of its vote that could affect the value of the investment. The funds' Board of Trustees has approved the advisor's Proxy Voting Guidelines to govern the advisor's proxy voting activities.

The  advisor and the board have agreed on certain  significant  contributors  to shareholder value with respect to a number of matters that are often the subject of proxy  solicitations  for shareholder  meetings.  The Proxy Voting Guidelines specifically  address  these  considerations  and  establish a framework for the advisor's  consideration of the vote that would be appropriate for the funds. In particular,  the Proxy Voting  Guidelines  outline  principles and factors to be considered in the exercise of voting authority for proposals addressing:

o  Election of Directors

o  Ratification of Selection of Auditors

o  Equity-Based Compensation Plans

o  Anti-Takeover Proposals

   = Cumulative Voting

   = Staggered Boards

   = "Blank Check" Preferred Stock

   = Elimination of Preemptive Rights

   = Non-targeted Share Repurchase

   = Increase in Authorized Common Stock

   = "Supermajority" Voting Provisions or Super Voting Share Classes

   = "Fair Price" Amendments

   = Limiting the Right to Call Special Shareholder Meetings

   = Poison Pills or Shareholder Rights Plans

   = Golden Parachutes

   = Reincorporation

   = Confidential Voting

   = Opting In or Out of State Takeover Laws

o  Shareholder Proposals Involving Social, Moral or Ethical Matters

o  Anti-Greenmail Proposals

o  Changes to Indemnification Provisions

o  Non-Stock Incentive Plans

o  Director Tenure

o  Directors' Stock Options Plans

o  Director Share Ownership

Finally,  the Proxy Voting Guidelines establish procedures for voting of proxies in  cases in which  the  advisor  may have a  potential  conflict  of  interest.
Companies  with  which the  advisor  has  direct  business  relationships  could theoretically use these  relationships to attempt to unduly influence the manner in which American  Century votes on matters for the funds. To ensure that such a conflict  of  interest  does not affect  proxy  votes  cast for the  funds,  all discretionary  (including case-by-case) voting for these companies will be voted in direct  consultation  with a  committee  of the  independent  trustees of the funds.

A copy of the advisor's Proxy Voting  Guidelines and  information  regarding how the advisor  voted  proxies  relating to  portfolio  securities  during the most recent  12-month  period  ended June 30 are  available on the "About Us" page at
americancentury.com.  The advisor's proxy voting record also is available on the
SEC's website at sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The advisor has adopted  policies and procedures  with respect to the disclosure of fund portfolio holdings and characteristics, which are described below.

DISTRIBUTION TO THE PUBLIC

Full portfolio holdings for each fund will be made available for distribution 30
days  after  the  end  of  each  calendar   quarter,   and  will  be  posted  on
americancentury.com  at  approximately  the same  time.  This  disclosure  is in addition  to the  portfolio  disclosure  in annual and  semi-annual  shareholder reports,  and on Form N-Q, which  disclosures  are filed with the Securities and
Exchange Commission within sixty days of each fiscal quarter end and also posted on americancentury.com at the time the filings are made.

Top 10 holdings for each fund will be made available for distribution monthly 30 days after the end of each month, and will be posted on  americancentury.com  at approximately the same time.

Certain  portfolio  characteristics  determined to be sensitive and confidential will be made  available for  distribution  monthly 30 days after the end of each month, and will be posted on americancentury.com at approximately the same time.
Characteristics  not deemed  confidential  will be available for distribution at
any  time.  The  advisor  may  make   determinations  of  confidentiality  on  a
fund-by-fund basis, and may add or delete  characteristics from those considered confidential at any time.

So long as  portfolio  holdings  are  disclosed  in  accordance  with the  above parameters,  the advisor  makes no  distinction  among  different  categories of
recipients,    such   as   individual   investors,    institutional   investors,
intermediaries that distribute the funds' shares, third-party service providers, rating and ranking organizations,  and fund affiliates. Because this information is publicly available and widely disseminated,  the advisor places no conditions or restrictions on, and does not monitor,  its use. Nor does the advisor require special authorization for its disclosure.

ACCELERATED DISCLOSURE

The advisor recognizes that certain parties,  in addition to the advisor and its affiliates,  may have legitimate needs for information about portfolio  holdings and  characteristics  prior to the  times  prescribed  above.  Such  accelerated disclosure is permitted under the circumstances described below.

ONGOING ARRANGEMENTS

Certain parties, such as investment  consultants who provide regular analysis of
fund  portfolios  for  their  clients  and   intermediaries   who  pass  through
information to fund  shareholders,  may have  legitimate  needs for  accelerated disclosure. These needs may include, for example, the preparation of reports for
customers   who  invest  in  the  funds,   the  creation  of  analyses  of  fund
characteristics for intermediary or consultant clients, the reformatting of data for distribution to the intermediary's or consultant's  clients,  and the review of fund performance for ERISA fiduciary purposes.

In such cases,  accelerated  disclosure  is  permitted  if the service  provider enters an appropriate  non-disclosure  agreement with the funds'  distributor in which it  agrees  to treat  the  information  confidentially  until  the  public distribution  date and represents that the information will be used only for the
legitimate   services   provided  to  its  clients  (i.e.,   not  for  trading).
Non-disclosure  agreements  require the approval of an attorney in the advisor's
Legal Department. The advisor's Compliance Department receives quarterly reports detailing which clients  received  accelerated  disclosure,  what they received, when they received it and the purposes of such disclosure.  Compliance personnel are required to confirm that an  appropriate  non-disclosure  agreement has been obtained from each recipient identified in the reports.

Those parties who have entered into non-disclosure  agreements as of October 26,
2005 are as follows:

o        Aetna, Inc.

o        American Fidelity Assurance Co.

o        AUL/American United Life Insurance Company

o        Ameritas Life Insurance Corporation

o        Annuity Investors Life Insurance Company

o        Asset Services Company L.L.C.

o        Bell Globemedia Publishing

o        Bellwether Consulting, LLC

o        Bidart & Ross

o        Business Men's Assurance Co. of America

o        Callan Associates, Inc.

o        Cleary Gull Inc.

o        Commerce Bank, N.A.

o        Connecticut General Life Insurance Company

o        Defined Contribution Advisors, Inc.

o        EquiTrust Life Insurance Company

o        Farm Bureau Life Insurance Company

o        First MetLife Investors Insurance Company

o        Fund Evaluation Group, LLC

o        The Guardian Life Insurance & Annuity Company, Inc.

o        Hewitt Associates LLC

o        ICMA Retirement Corporation

o        ING Life Insurance Company & Annuity Co.

o        Investors Securities Services, Inc.

o        Iron Capital Advisors

o        J.P. Morgan Retirement Plan Services LLC

o        Jefferson National Life Insurance Company

o        Jefferson Pilot Financial

o        Jeffrey Slocum & Associates, Inc.

o        Kansas City Life Insurance Company

o        Kmotion, Inc.

o        The Lincoln National Life Insurance Company

o        Lipper Inc.

o        Manulife Financial

o        Massachusetts Mutual Life Insurance Company

o        Merrill Lynch

o        MetLife Investors Insurance Company

o        MetLife Investors Insurance Company of California

o        Midland National Life Insurance Company

o        Minnesota Life Insurance Company

o        Morgan Stanley DW, Inc.

o        Morningstar Associates LLC

o        Morningstar Investment Services, Inc.

o        National Life Insurance Company

o        Nationwide Financial

o        NT Global Advisors, Inc.

o        NYLIFE Distributors, LLC

o        Principal Life Insurance Company

o        Prudential Financial

o        Rocaton Investment Advisors, LLC

o        S&P Financial Communications

o        Scudder Distributors, Inc.

o        Security Benefit Life Insurance Co.

o        Smith Barney

o        SunTrust Bank

o        Symetra Life Insurance Company

o        Trusco Capital Management

o        Union Bank of California, N.A.

o        The Union Central Life Insurance Company

o        VALIC Financial Advisors

o        VALIC Retirement Services Company

o        Vestek Systems, Inc.

o        Wachovia Bank, N.A.

o        Wells Fargo Bank, N.A.

Once a party has executed a non-disclosure  agreement, it may receive any or all of the  following  data for funds in which its clients have  investments  or are actively considering investment:

     (1)  Full holdings quarterly as soon as reasonably available;

     (2)  Full holdings monthly as soon as reasonably available;

     (3)  Top 10 holdings monthly as soon as reasonably available; and

     (4)  Portfolio characteristics monthly as soon as reasonably available.

The types,  frequency  and timing of  disclosure  to such parties  vary. In most situations,  the information provided pursuant to a non-disclosure  agreement is limited to certain  portfolio  characteristics  and/or  top 10  holdings,  which information  is provided on a monthly  basis.  In limited  situations,  and when approved by a member of the legal  department and responsible  chief  investment officer, full holdings may be provided.

SINGLE EVENT REQUESTS

In certain circumstances, the advisor may provide fund holding information on an accelerated basis outside of an ongoing arrangement with manager-level or higher authorization.  For example,  from time to time the advisor may receive requests for  proposals  (RFPs)  from  consultants  or  potential  clients  that  request information  about a fund's  holdings on an accelerated  basis.  As long as such requests  are on a one-time  basis,  and do not result in  continued  receipt of data,  such  information  may be provided in the RFP as of the most recent month
end  regardless  of  lag  time.  Such   information  will  be  provided  with  a
confidentiality legend and only in cases where the advisor has reason to believe that the data will be used only for legitimate purposes and not for trading.

In addition, the advisor occasionally may work with a transition manager to move a large  account into or out of a fund.  To reduce the impact to the fund,  such transactions  may be  conducted  on an in-kind  basis using  shares of portfolio securities  rather  than cash.  The advisor  may  provide  accelerated  holdings disclosure  to the  transition  manager with little or no lag time to facilitate such transactions, but only if the transition manager enters into an appropriate non-disclosure agreement.

SERVICE PROVIDERS

Various  service  providers to the funds and the funds' advisor must have access to some or all of the funds'  portfolio  holdings  information on an accelerated basis from time to time in the  ordinary  course of  providing  services  to the funds.  These service  providers  include the funds' custodian  (daily,  with no lag),  auditors (as needed) and brokers involved in the execution of fund trades
(as needed).  Additional  information  about these  service  providers and their relationships  with the funds and the advisor  are  provided  elsewhere  in this information.

ADDITIONAL SAFEGUARDS

The advisor's policies and procedures include a number of safeguards designed to control  disclosure  of  portfolio  holdings  and  characteristics  so that such disclosure is consistent  with the best interests of fund  shareholders.  First, the frequency with which this  information  is disclosed to the public,  and the length of time  between  the date of the  information  and the date on which the information  is disclosed,  are selected to minimize the  possibility of a third party improperly  benefiting from fund investment  decisions to the detriment of fund  shareholders.  Second,  distribution  of portfolio  holdings  information, including  compliance  with the  advisor's  policies and the  resolution  of any potential conflicts that may arise, is monitored quarterly.  Finally, the funds'
Board of Trustees  exercises  oversight of  disclosure  of the funds'  portfolio securities.  The board has  received  and  reviewed a summary  of the  advisor's policy and is informed on a quarterly  basis of any changes to or  violations of such policy detected during the prior quarter.

Neither the advisor nor the funds  receive any  compensation  from any party for the distribution of portfolio holdings information.

The  advisor  reserves  the right to change its  policies  and  procedures  with respect to the distribution of portfolio holdings information at any time. There is no guarantee that these  policies and procedures  will protect the funds from the  potential  misuse  of  holdings  information  by  individuals  or  firms in possession of such information.

THE FUNDS' PRINCIPAL SHAREHOLDERS

The funds were not in operation as of the date hereof,  thus there are currently no shareholders.

SERVICE PROVIDERS

The funds have no employees.  To conduct the funds' day-to-day activities,  ACIT has hired a number of service  providers.  Each service  provider has a specific function to fill on behalf of ACIT that is described below.

ACIM, ACS and ACIS are wholly owned,  directly or  indirectly,  by ACC. James E.
Stowers, Jr. controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American  Century  Investment  Management,  Inc. (ACIM) serves as the investment advisor of the funds.  A  description  of the  responsibilities  of the  advisor appears in Exhibit II to the Proxy  Statement and  Prospectus  under the heading
MANAGEMENT.

For  the  services  provided  to the  funds,  the  advisor  receives  a  unified management  fee based on a  percentage  of the net  assets  of a fund.  For more information about the unified  management fee, see THE INVESTMENT  ADVISOR under the heading MANAGEMENT in Exhibit II to the Proxy Statement and Prospectus.  The
annual rate at which this fee is assessed is  determined  daily in a  multi-step process. First, each of ACIT's funds is categorized according to the broad asset class in which it invests (e.g., money market,  bond or equity),  and the assets of the funds in each category are totaled ("Fund Category Assets").  Second, the assets are totaled for certain  other  accounts  managed by the advisor  ("Other
Account  Category  Assets").  To be included,  these accounts must have the same management team and investment objective as a fund in the same category with the same board of trustees as ACIT. Together, the Fund Category Assets and the Other
Account  Category  Assets  comprise  the  "Investment   Category   Assets."  The
Investment  Category Fee Rate is then calculated by applying a fund's Investment
Category Fee Schedule to the Investment  Category Assets and dividing the result by the Investment Category Assets.

Finally,  a separate Complex Fee Schedule is applied to the assets of all of the funds in the American  Century family of funds (the "Complex  Assets"),  and the
Complex Fee Rate is calculated  based on the  resulting  total.  The  Investment
Category  Fee Rate and the  Complex  Fee Rate are then  added to  determine  the
Management Fee Rate payable by a class of the fund to the advisor.

For purposes of determining  the assets that comprise the Fund Category  Assets,
Other  Account  Category  Assets and Complex  Assets,  the assets of  registered investment  companies managed by the advisor that invest primarily in the shares of other registered investment companies shall not be included.

The schedules by which the unified management fee is determined are shown below.

INVESTMENT CATEGORY FEE SCHEDULE FOR SELECT BOND FUND
--------------------------------------------------------------------------------
CATEGORY ASSETS           FEE RATE
--------------------------------------------------------------------------------
First $1 billion          0.4100%
--------------------------------------------------------------------------------
Next $1 billion           0.3580%
--------------------------------------------------------------------------------
Next $3 billion           0.3280%
--------------------------------------------------------------------------------
Next $5 billion           0.3080%
--------------------------------------------------------------------------------
Next $15 billion          0.2950%
--------------------------------------------------------------------------------
Next $25 billion          0.2930%
--------------------------------------------------------------------------------
Thereafter                0.2925%
--------------------------------------------------------------------------------

INVESTMENT CATEGORY FEE SCHEDULE FOR HIGH-YIELD BOND FUND
--------------------------------------------------------------------------------
CATEGORY ASSETS                          FEE RATE
--------------------------------------------------------------------------------
First $1 billion                         0.6600%
--------------------------------------------------------------------------------
Next $1 billion                          0.6080%
--------------------------------------------------------------------------------
Next $3 billion                          0.5780%
--------------------------------------------------------------------------------
Next $5 billion                          0.5580%
--------------------------------------------------------------------------------
Next $15 billion                         0.5450%
--------------------------------------------------------------------------------
Next $25 billion                         0.5430%
--------------------------------------------------------------------------------
Thereafter                               0.5425%
--------------------------------------------------------------------------------

On each calendar  day, each class of each fund accrues a management  fee that is equal to the  class's  Management  Fee Rate  times  the net  assets of the class divided by 365 (366 in leap years). On the first business day of each month, the funds pay a management  fee to the advisor for the previous  month.  The fee for the previous month is the sum of the  calculated  daily fees for each class of a fund during the previous month.

The management  agreement  between ACIT and the advisor shall continue in effect until the earlier of the  expiration of two years from the date of its execution or until the first meeting of fund shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1)  the funds'  Board of  Trustees,  or a majority of  outstanding  shareholder votes (as defined in the Investment Company Act); and

(2)  the vote of a majority of the  trustees of the funds who are not parties to the  agreement or  interested  persons of the advisor,  cast in person at a meeting called for the purpose of voting on such approval.

The management  agreement states that the funds' Board of Trustees or a majority of outstanding  shareholder votes may terminate the management  agreement at any time without  payment of any penalty on 60 days' written  notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The  management  agreement  states that the  advisor  shall not be liable to the funds or their  shareholders  for anything other than willful  misfeasance,  bad faith, gross negligence or reckless disregard of its obligations and duties.

The  management  agreement  also  provides  that the advisor  and its  officers, trustees and employees may engage in other business,  render services to others, and devote  time and  attention  to any other  business  whether of a similar or dissimilar nature.

Certain  investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to  achieving  their  respective  investment  objectives  after consideration  of such factors as their current  holdings,  availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund,  or in different  amounts and at  different  times  for more than one but less than all  clients  or funds.  A particular  security  may be bought for one client or fund on the same day it is sold for another  client or fund, and a client or fund may hold a short position in a particular  security at the same time  another  client or fund holds a long position.  In addition,  purchases or sales of the same security may be made for two or more  clients  or  funds  on the  same  date.  The  advisor  has  adopted procedures  designed to ensure such transactions will be allocated among clients and funds in a manner  believed by the advisor to be equitable to each.  In some cases this procedure  could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may  aggregate  purchase and sale orders of the funds with  purchase and sale  orders  of its  other  clients  when the  advisor  believes  that such aggregation provides the best execution for the funds. The Board of Trustees has approved  the  advisor's  policy with  respect to the  aggregation  of portfolio transactions.  Where  portfolio  transactions  have been  aggregated,  the funds participate at the average share price for all  transactions in that security on a given day and allocate transaction costs on a pro rata basis. The advisor will not  aggregate  portfolio  transactions  of the funds  unless it  believes  such aggregation is consistent  with its duty to seek best execution on behalf of the funds and with the terms of the management  agreement.  The advisor  receives no additional compensation or remuneration as a result of such aggregation.

The funds were not in operation as of the fiscal year end,  and  therefore  have not received any management fees.

SUBADVISOR FOR HIGH-YIELD BOND AND SELECT BOND

The  investment  management  agreement  provides  that the advisor may  delegate certain responsibilities under the agreement to a subadvisor.  Currently,  Mason
Street  Advisors LLC ("Mason  Street") serves as subadvisor to the funds under a subadvisory agreement between the advisor and Mason Street dated March 31, 2006, to be approved by  shareholders  on March 30, 2006.  The  subadvisory  agreement continues for an initial  period until July 31, 2007,  and thereafter so long as continuance is specifically  approved at least annually by vote of a majority of the fund's  outstanding voting securities or by vote of a majority of the fund's trustees,  provided that in either event the  continuance  is also approved by a majority  of  those  trustees  who are  neither  parties  to the  agreement  nor interested persons of any such party, cast in person at a meeting called for the purpose of voting on such  approval.  The  subadvisory  agreement  is subject to termination without penalty on 60 days' written notice by the advisor, the Board of Trustees,  a majority of the fund's outstanding  shares, or Mason Street, and will  terminate  automatically  in the event of its assignment or termination of the investment advisory agreement between the fund and the advisor.

The  subadvisory  agreement  provides  that Mason  Street  will make  investment decisions for the funds in  accordance  with the funds'  investment  objectives, policies,  and restrictions,  and whatever  additional written guidelines it may receive  from the  advisor  from time to time.  For the  services it provides to
Select  Bond,  the advisor  pays Mason Street a monthly fee at an annual rate of
0.300% on the first $50 million of the fund's  average daily net assets,  0.275%
on the next $50  million of average  daily net  assets,  0.250% on the next $250 million of average  daily net assets and 0.220% on average daily net assets over
$350 million.  For the services it provides to High-Yield Bond, the advisor pays
Mason  Street a monthly fee at an annual rate of 0.500% on the first $50 million of the  fund's  average  daily net  assets,  0.460% on the next $50  million  of average  daily net assets,  0.450% on the next $250 million of average daily net assets and 0.400% on average daily net assets over $350 million.

PORTFOLIO MANAGERS FOR THE HIGH-YIELD BOND FUND AND SELECT BOND

The information  under this heading has been provided by MSA, the subadvisor for funds.

PORTFOLIO MANAGERS

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS

Certain of the fund's  portfolio  managers or members of the investment  team as identified in Exhibit II to the Proxy  Statement and  Prospectus may also manage other mutual funds,  other pooled  investment  vehicles that are not  registered mutual funds, and other accounts managed for organizations and individuals.  The table below  identifies for each person,  the number of accounts (other than the funds), for which he or she has day-to-day  management  responsibilities and the total  assets  in  such  accounts,  within  each  of the  following  categories:
registered  investment  companies,  other pooled investment vehicles,  and other accounts.  These categories are collectively  referred to as "accounts." None of the  accounts  identified  below  pays  advisory  fees  that  are  based  on the performance of the account.

OTHER ACCOUNTS MANAGED (AS OF JANUARY 31, 2006)

                                                                            OTHER ACCOUNTS (E.G.,
                                                  OTHER POOLED              SEPARATE ACCOUNTS AND
                                                  INVESTMENT VEHICLES       AND CORPORATE ACCOUNTS
                                    REGISTERED    (E.G., COMMINGLED         INCLUDING INCUBATION
                                    INVESTMENT    TRUSTS AND 529            STRATEGIES AND
                                    COMPANIES     EDUCATION SAVINGS PLANS)  CORPORATE MONEY)
-------------------------------------------------------------------------------------------------
HIGH-YIELD BOND FUND
-------------------------------------------------------------------------------------------------
Andrew          Number of Other
Wassweiler      Accounts Managed        X                    X                   X
                ---------------------------------------------------------------------------------
                Assets in Other
                Accounts Managed       $X                   $X                  $X(1)
-------------------------------------------------------------------------------------------------
SELECT BOND FUND
-------------------------------------------------------------------------------------------------
R. David Ells   Number of Other
                Accounts Managed        X                    X                   X
                ---------------------------------------------------------------------------------
                Assets in Other
                Accounts Managed       $X                   $X                  $X(1)

(1)  THESE ACCOUNTS CONSIST OF ACCOUNTS OF MSA'S PARENT AND ITS AFFILIATES.  THE
     ASSETS UNDER  MANAGEMENT  REFLECT ONLY THOSE ASSETS OF THE  ACCOUNT(S)  FOR
     WHICH THE PORTFOLIO MANAGER IS RESPONSIBLE.

COMPENSATION OF PORTFOLIO MANAGERS

MSA has adopted a system of  compensation  for portfolio  managers that seeks to attract,  motivate and retain high quality  investment  personnel  and align the financial  interests of the portfolio  managers with the  performance of MSA and its  clients.  A portfolio  manager's  compensation  consists  primarily  of the following three components: a base salary, annual variable compensation and, for certain portfolio  managers,  long-term variable  compensation.  Eligibility and participation  in the annual and  long-term  variable  compensation  programs is determined on a year-to-year  basis.  Each portfolio manager is also eligible to participate in benefit plans and programs  available  generally to all employees of MSA.

A portfolio  manager's total  compensation is determined  through a process that combines both objective and subjective criteria.  Initially, at the beginning of each year,  compensation targets are determined for each portfolio manager based on market factors and the skill, experience and tenure of the portfolio manager.
The  compensation  target is then allocated  among base salary,  annual variable compensation  and long-term  variable  compensation  based on a formula for each portfolio manager.

At the end of the year, the portfolio  manager's  performance is evaluated using both objective and subjective  criteria.  Primary  consideration is given to the historic  investment  performance of accounts  managed by the portfolio  manager over both a one-year and a four-year  period,  with more weight  typically being given to the longer-term performance. The performance of each account managed by the  portfolio  manager  is  measured  against a relevant  peer group  and/or an applicable benchmark, as deemed appropriate. If a portfolio manager manages more than one account,  performance  is weighted  based on a combination  of factors, including  the  number  and type of  accounts  managed,  and the  assets in each account.

The evaluation process also includes a subjective  evaluation of competencies or behaviors  deemed  important to achieving  MSA's  overall  business  objectives.
Subjective   criteria  may  include   considerations   such  as  management  and
supervisory   responsibilities,   market   factors,   complexity  of  investment
strategies,  length of  service,  team  building  efforts  and  successes,  risk management  initiatives  and  leadership  contributions.  A portfolio  manager's compensation is then  determined by applying a multiplier  (which can be greater or less than 1.0) based on the annual evaluation of the objective and subjective criteria to the targeted compensation. Long-term variable pay grants are made on an annual basis and are credited to a deferred  account that accrues interest on the balances.  Awarded grants vest over a three to five-year  vesting period and are paid upon vesting.

CONFLICTS OF INTEREST

Conflicts of interest may arise when a portfolio  manager is responsible for the management  of more than one account.  The  principal  types of these  potential conflicts may include:

TIME AND ATTENTION.  The  management of multiple funds and/or  accounts may give rise to potential  conflicts of interest as the portfolio  manager must allocate his or her time and investment  ideas across  multiple funds and accounts.  This could result in a portfolio  manager  devoting unequal time and attention to the management  of each fund and/or  other  accounts.  The effect of this  potential conflict  may be more  pronounced  where  funds  and/or  accounts  overseen by a
particular  portfolio  manager  have  different  objectives,   benchmarks,  time
horizons, and fees.

LIMITED  INVESTMENT  OPPORTUNITIES.  If a portfolio manager identifies a limited investment  opportunity that may be suitable for multiple funds and/or accounts, the opportunity  may be allocated  among these several funds or accounts,  which may limit a fund's ability to take full advantage of the investment opportunity.
MSA and Templeton  seek to manage such potential  conflicts by using  procedures intended to provide a fair allocation of buy and sell opportunities  among funds and other accounts.

VARIATION IN INCENTIVES. A conflict of interest may arise where the financial or other benefits  available to the portfolio manager differ among the funds and/or accounts that he or she manages.  If the structure of the  investment  advisor's management fee and/or the portfolio manager's  compensation  differs among funds and/or  accounts (such as where certain funds or accounts pay higher  management fees or  performance-based  management  fees),  the  portfolio  manager might be motivated to help certain funds and/or  accounts over others.  In addition,  the portfolio  manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment  advisor and/or its affiliates have interests.  Similarly, the desire to maintain assets under management or to enhance the portfolio  manager's  performance record or to derive other rewards, financial or  otherwise,  could  influence  the  portfolio  manager in affording
preferential   treatment  to  those  funds  and/or   accounts  that  could  most
significantly benefit the portfolio manager.

PERSONAL  ACCOUNTS.  Portfolio  managers  may be  permitted to purchase and sell securities  for their own personal  accounts or the personal  accounts of family members,  which could potentially  influence the portfolio  manager's  decisions with  respect to  purchasing  or selling the same  securities  for the fund.  To mitigate this potential  conflict of interest,  MSA has adopted a Code of Ethics or other policies and procedures governing the personal securities  transactions of its portfolio managers.

DIFFERING  STRATEGIES.  At times,  a  portfolio  manager may  determine  that an investment  opportunity  may be  appropriate  for only some of the funds  and/or accounts for which he or she exercises investment responsibility,  or may decide that certain of the funds and/or accounts  should take differing  positions with respect to a particular  security.  In these cases,  the  portfolio  manager may place separate  transactions  for one or more funds or accounts which may affect the market price of the security or the execution of the  transaction,  or both, to the detriment or benefit of one or more other funds and/or accounts.

MSA and the fund have adopted compliance polices and procedures,  as applicable, that are designed to address these,  and other,  types of conflicts of interest.
There is no guarantee,  however,  that such policies and procedures will be able to detect and/or prevent every situation where a conflict arises.

PORTFOLIO MANAGER SECURITIES OWNERSHIP

The  funds  will not be in  operation  until  March  31,  2006,  thus  there are currently no shareholders of the fund.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services,  LLC, 4500 Main Street,  Kansas City, Missouri 64111,
acts as  transfer  agent and  dividend-paying  agent for the funds.  It provides physical  facilities,  computer  hardware and  software,  and  personnel for the day-to-day  administration of the funds and the advisor.  The advisor pays ACS's costs for serving as transfer agent and dividend-paying  agent for the funds out of the advisor's  unified  management fee. For a description of this fee and the terms of its  payment,  see the above  discussion  under the caption  INVESTMENT
ADVISOR.

From time to time,  special services may be offered to shareholders who maintain higher  share  balances in our family of funds.  These  services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions,  newsletters and a team of personal representatives.  Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services,  Inc.
(ACIS), a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its  principal  business  address is 4500 Main  Street,  Kansas City,
Missouri 64111.

The  distributor  is  the  principal  underwriter  of  the  funds'  shares.  The distributor makes a continuous,  best-efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares.  The advisor pays
ACIS's costs for serving as principal  underwriter  of the funds'  shares out of the advisor's  unified  management  fee. For a  description  of this fee and the terms of its payments,  see the above  discussion  under the caption  INVESTMENT
ADVISOR. ACIS does not earn commissions for distributing the funds' shares.

Certain financial intermediaries  unaffiliated with the distributor or the funds may perform various  administrative  and shareholder  services for their clients who are invested in the funds.  These  services may include  assisting with fund purchases,  redemptions and exchanges,  distributing information about the funds and their performance, preparing and distributing client account statements, and other  administrative and shareholder  services that would otherwise be provided by the  distributor  or its  affiliates.  The  distributor  may pay fees to such financial  intermediaries  for the  provision  of these  services out of its own resources.

CUSTODIAN BANKS

Commerce  Bank,  N.A.,  1000 Walnut,  Kansas  City,  Missouri  64105,  serves as custodian of each fund's assets. In addition,  JPMorgan Chase Bank, 4 Metro Tech
Center, Brooklyn, New York 11245, serves as custodian for each of the funds. The custodian  take no part in determining  the investment  policies of a fund or in deciding which  securities are purchased or sold by a fund. The funds,  however, may invest in certain  obligations  of the  custodians  and may purchase or sell certain securities from or to the custodians.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers   LLP  serves  as  the  independent   registered   public
accounting firm of the funds. The address of PricewaterhouseCoopers  LLP is 1055
Broadway, 10th Floor, Kansas City, Missouri 64105. As the independent registered public  accounting  firm  of  the  funds,  PricewaterhouseCoopers  LLP  provides services including

(1)  auditing the annual financial statements for the funds,

(2)  assisting and consulting in connection with SEC filings, and

(3)  reviewing the annual federal income tax returns filed for the funds.

BROKERAGE ALLOCATION

The  funds  generally  purchase  and  sell  debt  securities  through  principal transactions,  meaning the funds  normally  purchase  securities  on a net basis directly from the issuer or a primary  market-maker  acting as principal for the securities.  The funds do not pay brokerage  commissions on these  transactions, although the purchase price for debt securities  usually includes an undisclosed compensation.  Purchases of securities  from  underwriters  typically  include a commission or concession  paid by the issuer to the  underwriter,  and purchases from  dealers  serving as  market-makers  typically  include a dealer's  mark-up
(i.e.,  a spread  between  the bid and  asked  prices).  The  funds  were not in operation as of the fiscal year end, thus no brokerage commissions were paid.

Pursuant to a fund's management agreement, the advisor has the responsibility of selecting  brokers  and  dealers  to  execute  portfolio  transactions.  In many transactions,  the  selection  of the  broker  or dealer  is  determined  by the
availability  of  the  desired   security  and  its  offering  price.  In  other
transactions,  the  selection  of the broker or dealer is a  function  of market selection and price  negotiation,  as well as the broker's general execution and operational and financial  capabilities in the type of transaction involved. The advisor will seek to obtain  prompt  execution  of orders at the most  favorable prices or  yields.  The  advisor  may  choose  to  purchase  and sell  portfolio securities from and to dealers who provide services or research, statistical and other  information to the fund and to the advisor.  Such information or services will be in  addition  to,  and not in  lieu  of,  the  services  required  to be performed by the advisor,  and the expenses of the advisor will not  necessarily be reduced  as a result of the  receipt of such  supplemental  information.  The advisor  to the funds has  delegated  responsibility  for  selecting  brokers to execute  portfolio  transactions  to the  subadvisors  under  the  terms  of the subadvisory agreement.

REGULAR BROKER-DEALERS

Because the funds were not in operation as of the fiscal year end, there were no securities of broker-dealers owned by the fund.

INFORMATION ABOUT FUND SHARES

The  Declaration  of Trust  permits the Board of Trustees to issue an  unlimited number of full and fractional  shares of beneficial  interest without par value, which may be issued in a series (or funds). Each of the funds named on the front of this  information  is a series of shares  issued by ACIT,  and shares of each fund have equal voting rights. In addition, each series (or fund) may be divided into separate classes. See MULTIPLE CLASS STRUCTURE,  which follows.  Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters  affecting that fund  exclusively.  Voting rights are not  cumulative,  so that  investors  holding more than 50% of ACIT's
(all funds')  outstanding shares may be able to elect a Board of Trustees.  ACIT undertakes  dollar-based voting,  meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's  investment.
The election of trustees is  determined  by the votes  received  from all ACIT's shareholders  without  regard to  whether a  majority  of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

ACIT shall continue unless  terminated by (1) approval of at least two-thirds of the  shares of each fund  entitled  to vote or (2) by the  trustees  by  written notice to  shareholders of each fund. Any fund may be terminated by (1) approval of at least  two-thirds  of the  shares of that fund or (2) by the  trustees  by written notice to shareholders of that fund.

Upon  termination  of ACIT or a fund,  as the case  may be,  ACIT  shall  pay or otherwise provide for all charges,  taxes, expenses and liabilities belonging to
ACIT or the fund.  Thereafter,  ACIT shall reduce the remaining assets belonging to each fund (or the particular fund) to cash, shares of other securities or any combination  thereof, and distribute the proceeds belonging to each fund (or the particular  fund) to the  shareholders  of that fund  ratably  according  to the number of shares of that fund held by each shareholder on the termination date.

Shareholders   of  a   Massachusetts   business   trust  could,   under  certain
circumstances,  be held  personally  liable for its  obligations.  However,  the
Declaration of Trust contains an express disclaimer of shareholder liability for acts or  obligations  of ACIT.  The  Declaration  of  Trust  also  provides  for indemnification and reimbursement of expenses of any shareholder held personally liable for  obligations  of ACIT.  The  Declaration  of Trust provides that ACIT will, upon request, assume the defense of any claim made against any shareholder for  any act or  obligation  of ACIT  and  satisfy  any  judgment  thereon.  The
Declaration  of  Trust  further  provides  that  ACIT may  maintain  appropriate insurance (for example,  fidelity,  bonding, and errors and omissions insurance)
for the protection of ACIT, its shareholders,  trustees, officers, employees and agents  to  cover  possible  tort and  other  liabilities.  Thus,  the risk of a shareholder  incurring  financial loss as a result of  shareholder  liability is limited to circumstances  in which both inadequate  insurance exists and ACIT is unable to meet its obligations.

The assets belonging to each series are held separately by the custodian and the shares of each series represent a beneficial interest in the principal, earnings and profit (or losses) of  investments  and other  assets held for each  series.
Your rights as a shareholder  are the same for all series of  securities  unless otherwise  stated.  Within their respective fund or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

In the  event  of  complete  liquidation  or  dissolution  of a fund  or  class, shareholders  of the fund or class of shares  shall be entitled to receive,  pro rata, all of the assets less the liabilities of that fund or class.

Each shareholder has rights to dividends and distributions  declared by the fund he or she owns and to the net  assets  of such  fund  upon  its  liquidation  or dissolution  proportionate  to his or her share ownership  interest in the fund.
Shares  of each  fund  have  equal  voting  rights,  although  each  fund  votes separately on matters affecting that fund exclusively.

MULTIPLE CLASS STRUCTURE

The Board of Trustees has adopted a multiple  class plan (the  Multiclass  Plan)
pursuant to Rule 18f-3  adopted by the SEC.  The plan is described in Exhibit II to the Proxy  Statement  and  Prospectus  of any fund that  offers more than one class.  Pursuant to such plan,  the funds may issue up to sis classes of shares:
Investor Class, Institutional Class, A Class, B Class, C Class and R Class.

The Investor Class of most funds is made available to investors directly without any  load  or  commission,  for a  single  unified  management  fee.  It is also available  through some  financial  intermediaries.  The Investor Class of those funds  which  have A and B Classes is not  available  directly  at no load.  The
Institutional  Class is made available to institutional  shareholders or through financial  intermediaries  that do not require the same level of shareholder and administrative  services from the advisor as Investor Class  shareholders.  As a result,  the advisor is able to charge  these  classes a lower total  management fee.  The  A,  B and  C  Classes  also  are  made  available  through  financial intermediaries,  for purchase by individual  investors who receive  advisory and personal services from the  intermediary.  The R Class is made available through financial  intermediaries  and is generally used in 401(k) and other  retirement plans. The unified  management fee is the same as for Investor Class, but the A,
B, C and R Class shares each are subject to a separate Master  Distribution  and
Individual  Shareholder  Services  Plan (the A Class Plan, B Class Plan, C Class
Plan and R Class  Plan,  respectively  and  collectively,  the Plans)  described below. The Plans have been adopted by the funds' Board of Trustees in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

RULE 12B-1

Rule 12b-1 permits an  investment  company to pay expenses  associated  with the distribution  of its shares in  accordance  with a plan  adopted by its Board of
Trustees and approved by its  shareholders.  Pursuant to such rule, the Board of
Trustees  and  initial  shareholder  of the  funds' A, B, C and R  Classes  have approved  and entered  into the A Class Plan,  B Class Plan,  C Class Plan and R
Class Plan, respectively. The plans are described below.

In adopting the plans,  the Board of Trustees  [including a majority of trustees who are not  interested  persons  of the funds  (as  defined  in the  Investment
Company Act), hereafter referred to as the independent trustees] determined that there was a reasonable likelihood that the plans would benefit the funds and the shareholders of the affected class.  Some of the  anticipated  benefits  include improved name recognition of the funds generally; and growing assets in existing funds, which helps retain and attract investment  management talent,  provides a better  environment  for  improving  fund  performance,  and can lower the total expense  ratio for funds with  stepped-fee  schedules.  Pursuant  to Rule 12b-1, information  about  revenues and expenses  under the plans are  presented to the
Board of Trustees  quarterly  for its  consideration  in  continuing  the plans.
Continuance of the plans must be approved by the Board of Trustees,  including a majority of the independent  trustees,  annually.  The plans may be amended by a vote of the Board of Trustees, including a majority of the independent trustees, except that the plans may not be amended to materially increase the amount spent for distribution  without majority  approval of the shareholders of the affected class.  The plans terminate  automatically in the event of an assignment and may be terminated upon a vote of a majority of the  independent  trustees or by vote of a majority of the outstanding voting securities of the affected class.

All fees paid under the plans will be made in accordance  with Section 26 of the
Conduct Rules of the National Association of Securities Dealers (NASD).

A CLASS PLAN

As described in Exhibit II to the Proxy  Statement and  Prospectus,  the A Class
shares of the funds are made  available to  participants  in  employer-sponsored retirement or savings plans and to persons  purchasing  through  broker-dealers, banks,  insurance  companies  and other  financial  intermediaries  that provide various  administrative,  shareholder  and  distribution  services.  The  funds'
distributor enters into contracts with various banks, broker-dealers,  insurance companies and other  financial  intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for A  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Trustees  has  adopted the A Class Plan.  Pursuant to the A Class Plan, the A Class pays the advisor, as paying agent for the fund, a fee equal to 0.25%
annually  of the  average  daily  net  asset  value of the A Class  shares.  The distributor  may use  these  fees to pay for  certain  ongoing  shareholder  and administrative  services (as  described  below) and for  distribution  services, including past distribution services (as described below).

The funds were not in  operation  as of the fiscal  year end,  thus no fees were paid under the A Class Plan.

The  distributor  then makes  these  payments  to the  financial  intermediaries
(including underwriters and broker-dealers,  who may use some of the proceeds to compensate  sales  personnel)  who offer  the A Class  shares  for the  services described  below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of A Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell A Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' A Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

B CLASS PLAN

As described in Exhibit II to the Proxy  Statement and  Prospectus,  the B Class
shares of the funds are made  available to  participants  in  employer-sponsored retirement or savings plans and to persons  purchasing  through  broker-dealers, banks,  insurance  companies  and other  financial  intermediaries  that provide various  administrative,  shareholder  and  distribution  services.  The  funds'
distributor enters into contracts with various banks, broker-dealers,  insurance companies and other  financial  intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for B  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Trustees  has  adopted the B Class Plan.  Pursuant to the B Class Plan, the B Class pays the funds'  distributor 1.00% annually of the average daily net asset  value of the funds' B Class  shares,  0.25% of which is paid for  certain ongoing individual shareholder and administrative  services (as described below)
and  0.75%  of  which  is  paid  for  distribution   services,   including  past
distribution  services (as described below).  This payment is fixed at 1.00% and is not based on expenses incurred by the distributor.

The funds were not in  operation  as of the fiscal  year end,  thus no fees were paid under the B Class Plan.

The  distributor  then makes  these  payments  to the  financial  intermediaries
(including underwriters and broker-dealers,  who may use some of the proceeds to compensate  sales  personnel)  who offer  the B Class  shares  for the  services described  below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of B Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell B Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' B Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

C CLASS PLAN

As described in Exhibit II to the Proxy  Statement and  Prospectus,  the C Class
shares of the funds are made  available to  participants  in  employer-sponsored retirement or savings plans and to persons  purchasing  through  broker-dealers, banks,  insurance  companies  and other  financial  intermediaries  that provide various  administrative,  shareholder  and  distribution  services.  The  funds'
distributor enters into contracts with various banks, broker-dealers,  insurance companies and other  financial  intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for C  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Trustees has adopted the C Class Plan.

The funds were not in  operation  as of the fiscal  year end,  thus no fees were paid under the C Class Plan.

The  distributor  then makes  these  payments  to the  financial  intermediaries
(including underwriters and broker-dealers,  who may use some of the proceeds to compensate  sales  personnel)  who offer  the C Class  shares  for the  services described  below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of C Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell C Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' C Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  of sales  seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

R CLASS PLAN

As described in Exhibit II to the Proxy  Statement and  Prospectus,  the R Class
shares of the funds are made  available to  participants  in  employer-sponsored retirement or savings plans and to persons  purchasing  through  broker-dealers, banks,  insurance  companies  and other  financial  intermediaries  that provide various  administrative,  shareholder  and  distribution  services.  The  funds'
distributor enters into contracts with various banks, broker-dealers,  insurance companies and other  financial  intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for R  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Trustees  has  adopted the R Class Plan.  Pursuant to the R Class Plan, the R Class pays the funds'  distributor 0.50% annually of the average daily net asset value of the R Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services (as described below) and for distribution  services,  including past distribution  services (as described below).  This payment is fixed at 0.50% and is not based on expenses incurred by the distributor.

The funds were not in  operation  as of the fiscal  year end,  thus no fees were paid under the R Class Plan.

The  distributor  then makes  these  payments  to the  financial  intermediaries
(including underwriters and broker-dealers,  who may use some of the proceeds to compensate  sales  personnel)  who offer  the R Class  shares  for the  services described  below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of R Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell R Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' R Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  of sales  seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

SALES CHARGES

The  sales  charges  applicable  to the  A, B and C  Classes  of the  funds  are described in Exhibit II to the Proxy  Statement and Prospectus for those classes in the section titled "Investing  Through a Financial  Intermediary."  Shares of
the A Class are subject to an initial sales charge, which declines as the amount of the  purchase  increases  pursuant to the schedule set forth in Exhibit II to the Proxy Statement and  Prospectus.  This charge may be waived in the following situations:

o    Qualified retirement plan purchases

o    Certain individual retirement account rollovers

o    Purchases  by  registered  representatives  and other  employees of certain financial  intermediaries (and their immediate family members) having sales agreements with the advisor or the distributor

o    Wrap accounts  maintained for clients of certain  financial  intermediaries who have entered into agreements with American Century

o    Purchases by current and retired  employees  of American  Century and their immediate  family members (spouses and children under age 21) and trusts or qualified retirement plans established by those persons

o    Purchases  by  certain  other   investors   that  American   Century  deems
     appropriate,  including  but not  limited to current or retired  directors, trustees  and  officers  of funds  managed  by the  advisor  and trusts and qualified retirement plans established by those persons

There are several ways to reduce the sales charges applicable to a purchase of A
Class shares.  These methods are described in Exhibit II to the Proxy  Statement and  Prospectus.  You or your  financial  advisor  must  indicate at the time of purchase that you intend to take advantage of one of these reductions.

Shares of the A, B and C Classes  are  subject to a  contingent  deferred  sales charge  (CDSC)  upon  redemption  of the  shares in certain  circumstances.  The specific  charges and when they apply are  described  in Exhibit II to the Proxy
Statement and Prospectus. The CDSC may be waived for certain redemptions by some shareholders, as described in Exhibit II to the Proxy Statement and Prospectus.

An investor may terminate his relationship  with an intermediary at any time. If the investor  does not  establish a  relationship  with a new  intermediary  and transfer any accounts to that new  intermediary,  such accounts may be exchanged to the Investor Class of the fund, if such class is available. The investor will be the shareholder of record of such accounts. In this situation, any applicable
CDSCs will be charged when the exchange is made.

Because the funds were not in operation as of the fiscal year end, no CDSCs were paid.

DEALER CONCESSIONS

The  funds'  distributor  expects  to pay  sales  commissions  to the  financial intermediaries  who sell A, B and/or C Class  shares  of the fund at the time of such sales. Payments for A Class shares will be as follows:

PURCHASE AMOUNT                                     DEALER CONCESSION
--------------------------------------------------------------------------------
LESS THAN $50,000                                   4.00%
--------------------------------------------------------------------------------
$50,000 - $99,999                                   4.00%
--------------------------------------------------------------------------------
$100,000 - $249,999                                 3.00%
--------------------------------------------------------------------------------
$250,000 - $499,999                                 2.00%
--------------------------------------------------------------------------------
$500,000 - $999,999                                 1.75%
--------------------------------------------------------------------------------
$1,000,000 - $3,999,999                             1.00%
--------------------------------------------------------------------------------
$4,000,000 - $9,999,999                             0.50%
--------------------------------------------------------------------------------
GREATER THAN $10,000,000                            0.25%
--------------------------------------------------------------------------------

No  concession  will be paid on  purchases by qualified  retirement  plans.  The distributor will retain the 12b-1 fee paid by the C Class of funds for the first
12 months after the shares are purchased. This fee is intended in part to permit the  distributor  to recoup a portion of on-going  sales  commissions to dealers plus financing  costs,  if any.  Beginning with the first day of the 13th month, the distributor will make the C Class  distribution  and individual  shareholder services fee payments described above to the financial  intermediaries  involved on a  quarterly  basis.  In  addition,  B and C  Class  purchases,  and A  Class purchases greater than $1,000,000, are subject to a CDSC as described in Exhibit
II to the Proxy Statement and Prospectus.

From  time to time,  the  distributor  may  provide  additional  concessions  to dealers,  including but not limited to payment  assistance for  conferences  and seminars,  provision of sales or training  programs for dealer  employees and/or the public (including, in some cases, payment for travel expenses for registered representatives  and other dealer  employees who  participate),  advertising and
sales   campaigns   about  a  fund  or  funds,   and   assistance  in  financing
dealer-sponsored  events. Other concessions may be offered as well, and all such concessions  will be consistent with applicable law,  including the then-current rules of the National  Association of Securities Dealers,  Inc. Such concessions will not change the price paid by investors for shares of the funds.

BUYING AND SELLING FUND SHARES

Information  about buying,  selling,  exchanging and, if applicable,  converting fund shares is contained in Exhibit II to the Proxy Statement and Prospectus.

VALUATION OF A FUND'S SECURITIES

All  classes  of the funds  except  the A Class are  offered  at their net asset value, as described  below.  The A Class of the funds is offered at their public offering price,  which is the net asset value plus the appropriate sales charge.
This calculation may be expressed as a formula:

Offering Price = Net Asset Value/(1 - Sales Charge as a % of Offering Price)

For  example,  if the net asset value of a fund's A Class  shares is $5.00,  the public offering price would be $5.00/(1 - 4.50%) = $5.24.

Each  fund's net asset value per share  (NAV) is  calculated  as of the close of business of the New York Stock  Exchange (the Exchange) each day the Exchange is open for business.  The Exchange  usually  closes at 4 p.m.  Eastern  time.  The
Exchange  typically  observes the  following  holidays:  New Year's Day,  Martin
Luther King Jr. Day,  Presidents' Day, Good Friday,  Memorial Day,  Independence
Day, Labor Day,  Thanksgiving  Day and Christmas Day.  Although the funds expect the same  holidays to be observed in the  future,  the  Exchange  may modify its holiday schedule at any time.

Each fund's NAV is calculated  by adding the value of all  portfolio  securities and other assets, deducting liabilities and dividing the result by the number of shares  outstanding.  Expenses and interest  earned on portfolio  securities are accrued daily.

The  advisor  typically  completes  its  trading  on behalf of a fund in various markets before the Exchange closes for the day. Foreign currency  exchange rates
also  are  determined  prior  to  the  close  of  the  Exchange.   However,   if
extraordinary  events occur that are expected to affect the value of a portfolio security  after the close of the  primary  exchange  on which it is traded,  the security  will be valued at fair market value as  determined in good faith under the direction of the Board of Trustees.

The  portfolio  securities  of each fund that are listed or traded on a domestic securities  exchange are valued at the last sale price on that exchange,  except as otherwise noted.  Portfolio securities primarily traded on foreign securities exchanges  generally  are  valued  at  the  preceding  closing  values  of  such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used.  Depending on local convention or regulation,  securities traded over-the-counter  are priced at the mean of the latest bid and asked prices, the last sale price or the official  close  price.  When market  quotations  are not readily  available,  securities  and other  assets  are  valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices  provided by investment  dealers in accordance  with procedures established by the Board of Trustees.

Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services for these types of securities are generally determined without regard to bid or last sale prices.  In valuing  securities,  the pricing services  generally take into account institutional trading activity, trading in similar groups of securities, and any  developments  related to specific  securities.  The methods used by the pricing  service and the valuations so  established  are reviewed by the advisor under the general  supervision  of the Board of Trustees.  There are a number of pricing services available,  and the advisor, on the basis of ongoing evaluation of these services,  may use other pricing services or discontinue the use of any pricing service in whole or in part.

Securities  maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized  discount or premium,  unless the trustees determine that this would not result in fair valuation of a given  security.  Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Trustees.

The value of an  exchange-traded  foreign security is determined in its national currency  as of the close of  trading  on the  foreign  exchange  on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier.  That value is then  translated  to dollars at the  prevailing  foreign exchange rate.

Trading in  securities  on European  and Far Eastern  securities  exchanges  and over-the-counter markets is normally completed at various times before the close of  business on each day that the New York Stock  Exchange is open.  If an event were to occur after the value of a security was established,  but before the net asset value per share was determined,  that was likely to materially  change the net asset value,  then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

Trading of these  securities in foreign  markets may not take place on every day that the  Exchange  is open.  In  addition,  trading  may take  place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the  Exchange is not open and on which the funds' net asset values are not calculated. Therefore, such calculations do not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation, and the value of the funds' portfolios may be affected on days when shares of the funds may not be purchased or redeemed.

Actions  the funds'  advisor  and Board of  Trustees  may  consider  under these circumstances  include (i) selling portfolio securities prior to maturity,  (ii)
withholding  dividends  or  distributions  from  capital,  (iii)  authorizing  a one-time  dividend  adjustment,  (iv) discounting share purchases and initiating redemptions  in kind,  or (v) valuing  portfolio  securities at market price for purposes of calculating NAV.

TAXES

FEDERAL INCOME TAX

Each fund intends to qualify  annually as a regulated  investment  company under
Subchapter M of the Internal  Revenue Code of 1986, as amended (the Code). By so qualifying,  each fund should be exempt from  federal and state  income taxes to the extent that it distributes  substantially  all of its net investment  income and net realized capital gains (if any) to investors. If a fund fails to qualify as a regulated  investment company,  it will be liable for taxes,  significantly reducing its  distributions to investors and eliminating  investors'  ability to treat distributions received from the fund in the same manner in which they were realized by the fund.

If fund shares are purchased  through  taxable  accounts,  distributions  of net investment  income  and net  short-term  capital  gains  are  taxable  to you as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of a fund, in which case such  distributions are taxed as long-term  capital gains.  Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation,  provided that the fund has held the stock for a required  holding  period.  The required  holding period for qualified  dividend income is met if the underlying shares are held more than 60 days in the 121-day period beginning 60 days prior to the ex-dividend date. Distributions from gains on assets held by a fund longer  than 12 months are taxable as  long-term  gains regardless  of the length of time you have held your shares in the fund.  If you purchase  shares in a fund and sell them at a loss within six months,  your loss on the sale of those  shares will be treated as a long-term  capital loss to the extent of any long-term capital gains dividend you received on those shares.

Dividends and interest received by a fund on foreign securities may give rise to
withholding  and  other  taxes  imposed  by  foreign  countries.   However,  tax
conventions  between  certain  countries  and the  United  States  may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident  investors.  Any foreign taxes paid by a fund will reduce its dividend distributions to investors.

The funds were not in operation as of the fiscal year end, so they did not incur capital loss carryover.

If you have not complied with certain  provisions  of the Internal  Revenue Code and  Regulations,  either  American  Century or your financial  intermediary  is required by federal law to withhold and remit to the IRS the applicable  federal withholding rate of reportable  payments (which may include  dividends,  capital gains distributions and redemption  proceeds).  Those regulations require you to certify that the Social Security number or tax identification number you provide
is  correct  and  that  you  are  not  subject  to   withholding   for  previous
under-reporting  to  the  IRS.  You  will  be  asked  to  make  the  appropriate certification on your account  application.  Payments  reported by us to the IRS that omit your Social Security number or tax identification  number will subject us to a  non-refundable  penalty  of $50,  which will be  charged  against  your account  if you fail to  provide  the  certification  by the time the  report is filed.

A redemption  of shares of a fund  (including  a redemption  made in an exchange transaction)  will be a taxable  transaction for federal income tax purposes and you generally  will  recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount  received.  If a loss is realized on the redemption of fund shares,  the  reinvestment  in additional  fund shares within 30 days before or after the  redemption may be subject to the "wash sale"
rules of the Code,  resulting in a postponement  of the recognition of such loss for federal income tax purposes.

STATE AND LOCAL TAXES

Distributions by the funds also may be subject to state and local taxes, even if all or a  substantial  part of such  distributions  are derived from interest on
U.S. government obligations which, if you received such interest directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its  shareholders.  You should  consult your tax advisor about the tax status of such distributions in your state.

The  information  above  is only a  summary  of  some of the tax  considerations affecting the funds and their shareholders.  No attempt has been made to discuss individual tax consequences.  A prospective  investor should consult with his or her tax  advisors or state or local tax  authorities  to  determine  whether the funds are suitable investments.

FINANCIAL STATEMENTS

The funds were not in  operation as of the most recent  fiscal year,  thus there are no financial statements for the funds.

EXPLANATION OF FIXED-INCOME SECURITIES RATINGS

As  described in Exhibit II to the Proxy  Statement  and  Prospectus,  the funds invest in fixed-income  securities.  Those investments,  however, are subject to certain  credit  quality  restrictions,  as noted  in  Exhibit  II to the  Proxy
Statement and Prospectus and in this information.  The following is a summary of the  rating  categories  referenced  in Exhibit  II to the Proxy  Statement  and
Prospectus.

RATINGS OF CORPORATE DEBT SECURITIES
--------------------------------------------------------------------------------
STANDARD & POOR'S
--------------------------------------------------------------------------------
AAA                 This  is  the  highest  rating  assigned  by  S&P  to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
AA                  Debt rated in this  category  is  considered  to have a very strong  capacity to pay  interest  and repay  principal.  It differs  from the  highest-rated  obligations  only in small degree.
--------------------------------------------------------------------------------
A                   Debt rated A has a strong capacity to pay interest and repay principal,  although it is somewhat more  susceptible to the adverse  effects of changes in  circumstances  and  economic conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
BBB                 Debt  rated  in this  category  is  regarded  as  having  an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic  conditions  or  changing  circumstances  are  more likely to lead to a weakened  capacity to pay  interest  and
                    repay   principal   for  debt  in  this   category  than  in
                    higher-rated categories. Debt rated below BBB is regarded as having significant speculative characteristics.
--------------------------------------------------------------------------------
BB                  Debt rated in this category has less near-term vulnerability to default than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business,
                    financial,   or  economic  conditions  that  could  lead  to
                    inadequate  capacity to meet timely  interest and  principal payments.  The BB rating also is used for debt  subordinated to senior  debt that is  assigned  an actual or implied  BBB rating.
--------------------------------------------------------------------------------
B                   Debt rated in this category is more vulnerable to nonpayment than obligations rated BB, but currently has the capacity to
                    pay  interest  and  repay   principal.   Adverse   business,
                    financial,  or economic  conditions  will likely  impair the obligor's  capacity or willingness to pay interest and repay principal.
--------------------------------------------------------------------------------
CCC                 Debt  rated in this  category  is  currently  vulnerable  to
                    nonpayment  and  is  dependent   upon  favorable   business,
                    financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business,  financial,  or  economic  conditions,  it is  not likely  to have  the  capacity  to pay  interest  and  repay principal.  The CCC  rating  category  is also used for debt subordinated  to senior  debt that is  assigned an actual or implied B or B- rating.
--------------------------------------------------------------------------------
CC                  Debt rated in this category is currently  highly  vulnerable to nonpayment.  This rating category is also applied to debt subordinated  to senior  debt that is  assigned an actual or implied CCC rating.
--------------------------------------------------------------------------------
C                   The rating C typically  is applied to debt  subordinated  to
                    senior  debt,   and  is  currently   highly   vulnerable  to
                    nonpayment  of interest  and  principal.  This rating may be used to cover a situation  where a  bankruptcy  petition has been  filed  or  similar  action  taken,  but  debt  service payments are being continued.
--------------------------------------------------------------------------------
D                   Debt rated in this  category is in  default.  This rating is used when interest payments or principal  repayments are not made on the date due even if the applicable grace period has not expired,  unless S&P believes that such payments will be made during such grace period. It also will be used upon the filing of a  bankruptcy  petition or the taking of a similar action if debt service payments are jeopardized.
--------------------------------------------------------------------------------

MOODY'S INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------
Aaa                 This is the  highest  rating  assigned  by Moody's to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
Aa                  Debt rated in this  category  is  considered  to have a very strong  capacity to pay  interest  and repay  principal  and differs  from Aaa issues  only in a small  degree.  Together with Aaa debt,  it  comprises  what are  generally  known as high-grade bonds.
--------------------------------------------------------------------------------
A                   Debt  rated  in  this  category   possesses  many  favorable
                    investment   attributes   and   is  to  be   considered   as
                    upper-medium-grade  debt.  Although capacity to pay interest and repay principal are considered adequate,  it is somewhat more  susceptible  to the  adverse  effects  of  changes  in
                    circumstances   and   economic   conditions   than  debt  in
                    higher-rated categories.
--------------------------------------------------------------------------------
Baa                 Debt rated in this category is  considered  as  medium-grade debt having an adequate  capacity to pay  interest and repay principal.  While it normally exhibits  adequate  protection
                    parameters,   adverse   economic   conditions   or  changing
                    circumstances are more likely to lead to a weakened capacity to pay  interest  and  repay  principal  for  debt  in  this category than in higher-rated  categories.  Debt rated below
                    Baa  is   regarded   as   having   significant   speculative
                    characteristics.
--------------------------------------------------------------------------------
Ba                  Debt rated Ba has less  near-term  vulnerability  to default than  other  speculative  issues.  However,  it faces  major ongoing  uncertainties  or  exposure  to  adverse  business,
                    financial  or  economic   conditions   that  could  lead  to
                    inadequate  capacity to meet timely  interest and  principal payments.  Often the  protection  of interest and  principal payments may be very moderate.
--------------------------------------------------------------------------------
B                   Debt rated B has a greater  vulnerability  to  default,  but currently  has the capacity to meet  financial  commitments.
                    Assurance   of  interest  and   principal   payments  or  of
                    maintenance  of other  terms of the  contract  over any long period of time may be small.  The B rating  category is also used for debt  subordinated  to senior debt that is assigned an actual or implied Ba or Ba3 rating.
--------------------------------------------------------------------------------
Caa                 Debt  rated  Caa  is  of  poor  standing,  has  a  currently identifiable vulnerability to default, and is dependent upon favorable  business,  financial  and economic  conditions to meet timely  payment of interest and repayment of principal.
                    In the event of  adverse  business,  financial  or  economic conditions,  it is not  likely to have the  capacity  to pay interest and repay principal.  Such issues may be in default or there may be present  elements of danger with  respect to principal or interest.  The Caa rating is also used for debt subordinated  to senior  debt that is  assigned an actual or implied  B or B3  rating.
--------------------------------------------------------------------------------
Ca                  Debt rated  in this category  represent obligations that are speculative in a high degree.  Such debt is often in default or  has other marked shortcomings.
--------------------------------------------------------------------------------
C                   This is the lowest  rating  assigned  by  Moody's,  and debt rated C can be regarded as having  extremely  poor prospects of attaining investment standing.
--------------------------------------------------------------------------------

FITCH INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------
AAA                 Debt rated in this  category has the lowest  expectation  of credit  risk.  Capacity  for  timely  payment  of  financial commitments is  exceptionally  strong and highly unlikely to be adversely affected by foreseeable events.
--------------------------------------------------------------------------------
AA                  Debt rated in this  category has a very low  expectation  of credit  risk.  Capacity  for  timely  payment  of  financial commitments is very strong and not significantly  vulnerable to foreseeable events.
--------------------------------------------------------------------------------
A                   Debt rated in this category has a low  expectation of credit risk.  Capacity for timely payment of financial  commitments is  strong,  but  may  be  more  vulnerable  to  changes  in circumstances  or in economic  conditions than debt rated in higher categories.
--------------------------------------------------------------------------------
BBB                 Debt rated in this category  currently has a low expectation of credit risk and an adequate  capacity for timely  payment
                    of  financial  commitments.   However,  adverse  changes  in
                    circumstances and in economic  conditions are more likely to impair this capacity.  This is the lowest  investment  grade category.
--------------------------------------------------------------------------------

FITCH INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------
BB                  Debt rated in this category has a possibility  of developing credit risk,  particularly as the result of adverse economic
                    change   over   time.   However,   business   or   financial
                    alternatives may be available to allow financial commitments to be  met.  Securities  rated  in  this  category  are  not investment grade.
--------------------------------------------------------------------------------
B                   Debt rated in this category has significant credit risk, but a limited margin of safety  remains.  Financial  commitments currently  are being met, but capacity  for  continued  debt service  payments is contingent upon a sustained,  favorable business and economic environment.
--------------------------------------------------------------------------------
CCC, CC, C          Debt rated in these  categories has a real  possibility  for default.  Capacity for meeting financial commitments depends
                    solely  upon  sustained,   favorable  business  or  economic
                    developments.  A CC rating  indicates  that  default of some kind appears probable; a C rating signals imminent default.
--------------------------------------------------------------------------------
DDD, DD, D          The ratings of obligations in these  categories are based on their prospects for achieving  partial or full recovery in a reorganization or liquidation of the obligor. While expected
                    recovery  values  are  highly   speculative  and  cannot  be
                    estimated with any precision, the following serve as general guidelines.  DDD obligations have the highest  potential for recovery, around 90%-100% of outstanding amounts and accrued interest.  DD indicates potential recoveries in the range of
                    50%-90% and D the lowest  recovery  potential,  i.e.,  below
                    50%.

                    Entities rated in these categories have defaulted on some or all of  their  obligations.  Entities  rated  DDD  have  the highest  prospect for resumption of performance or continued
                    operation with or without a formal  reorganization  process.
                    Entities  rated DD and D are  generally  undergoing a formal reorganization  or liquidation  process;  those rated DD are likely to  satisfy  a higher  portion  of their  outstanding obligations,  while entities rated D have a poor prospect of repaying all obligations.
--------------------------------------------------------------------------------

To provide more detailed  indications of credit  quality,  the Standard & Poor's ratings  from AA to CCC may be modified by the  addition of a plus or minus sign to show  relative  standing  within  these major rating  categories.  Similarly,
Moody's adds numerical modifiers (1, 2, 3) to designate relative standing within its major bond  rating  categories.  Fitch,  Inc.  also  rates  bonds and uses a ratings system that is substantially similar to that used by Standard & Poor's.

COMMERCIAL PAPER RATINGS
--------------------------------------------------------------------------------
S&P     MOODY'S      DESCRIPTION
--------------------------------------------------------------------------------
A-1     Prime-1      This indicates that the degree of safety regarding timely
        (P-1)        payment is strong. Standard & Poor's rates those issues
                     determined to possess extremely strong safety
                     characteristics as A-1+.
--------------------------------------------------------------------------------
A-2     Prime-2      Capacity for timely payment on commercial paper is
        (P-2)        satisfactory, but the relative degree of safety is not as
                     high as for issues designated A-1. Earnings trends and
                     coverage ratios, while sound, will be more subject to
                     variation. Capitalization characteristics, while still
                     appropriated, may be more affected by external conditions.
                     Ample alternate liquidity is maintained.
--------------------------------------------------------------------------------
A-3     Prime-3      This indicates satisfactory capacity for timely repayment.
        (P-3)        Issues that carry this rating are somewhat more vulnerable to the adverse changes in circumstances than obligations
                     carrying the higher designations.
--------------------------------------------------------------------------------

NOTE RATINGS
--------------------------------------------------------------------------------
S&P    MOODY'S         DESCRIPTION
--------------------------------------------------------------------------------
SP-1   MIG-1; VMIG-1   Notes are of the highest quality enjoying strong
                       protection from established cash flows of funds for their
                       servicing or from established and broad-based access to
                       the market for refinancing, or both.
--------------------------------------------------------------------------------
SP-2   MIG-2; VMIG-2   Notes are of high quality, with margins of protection
                       ample, although not so large as in the preceding group.
--------------------------------------------------------------------------------
SP-3   MIG-3; VMIG-3   Notes are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the
                       preceding grades. Market access for refinancing, in
                       particular, is likely to be less well-established.
--------------------------------------------------------------------------------
SP-4   MIG-4; VMIG-4   Notes are of adequate quality, carrying specific risk but
                       having protection and not distinctly or predominantly
                       speculative.

AMERICAN CENTURY MUTUAL FUNDS, INC.*

AMERICAN CENTURY-MASON STREET MID CAP GROWTH FUND

AMERICAN CENTURY-MASON STREET SMALL CAP GROWTH

*    PLEASE  SEE THE SAI DATED  JULY 29,  2005 FOR  INFORMATION  CONCERNING  THE
     BALANCED  FUND,  CAPITAL  GROWTH FUND,  CAPITAL VALUE FUND,  FOCUSED GROWTH
     FUND,  FUNDAMENTAL EQUITY FUND,  GIFTRUST FUND, GROWTH FUND, HERITAGE FUND,
     NEW OPPORTUNITIES FUND, NEW OPPORTUNITIES II FUND, SELECT FUND, ULTRA FUND,
     VEEDOT FUND AND VISTA FUND.

THE FUNDS' HISTORY

American Century Mutual Funds ("ACMF"), Inc. is a registered open-end management investment  company that was organized in 1957 as a Delaware  corporation  under the  name  Twentieth  Century  Investors,  Inc.  On July 2,  1990,  the  company reorganized as a Maryland  corporation,  and in January 1997 it changed its name to American Century Mutual Funds, Inc.

Each  fund  described  in this  information  is a  separate  series  of ACMF and operates for many purposes as if it were an independent  company.  Each fund has its  own  investment  objective,  strategy,  management  team,  assets,  and tax identification and stock registration numbers.

FUND                            TICKER SYMBOL        INCEPTION DATE
--------------------------------------------------------------------------------
MID CAP GROWTH
--------------------------------------------------------------------------------
   Investor Class                     x                     x
--------------------------------------------------------------------------------
   Institutional Class                x                     x
--------------------------------------------------------------------------------
   A Class                            x                     x
--------------------------------------------------------------------------------
   B Class                            x                     x
--------------------------------------------------------------------------------
   C Class                            x                     x
--------------------------------------------------------------------------------
   R Class                            x                     x
--------------------------------------------------------------------------------
SMALL CAP GROWTH
--------------------------------------------------------------------------------
   Investor Class                     x                     x
--------------------------------------------------------------------------------
   Institutional Class                x                     x
--------------------------------------------------------------------------------
   A Class                            x                     x
--------------------------------------------------------------------------------
   B Class                            x                     x
--------------------------------------------------------------------------------
   C Class                            x                     x
--------------------------------------------------------------------------------
   R Class                            x                     x
--------------------------------------------------------------------------------

FUND INVESTMENT GUIDELINES

This section  explains the extent to which the funds' advisor,  American Century
Investment Management,  Inc., can use various investment vehicles and strategies in managing each fund's assets.  Descriptions  of the investment  techniques and risks  associated  with each appear in the section,  INVESTMENT  STRATEGIES  AND
RISKS.  In the  case  of  the  funds'  principal  investment  strategies,  these descriptions  elaborate  upon  discussions  contained in Exhibit II to the Proxy
Statement and Prospectus.

Each fund is diversified  as defined in the Investment  Company Act of 1940 (the
Investment  Company  Act).  Diversified  means that,  with respect to 75% of its total assets,  each fund will not invest more than 5% of its total assets in the securities  of a single  issuer or own more than 10% of the  outstanding  voting securities of a single issuer.

To meet federal tax  requirements for  qualification  as a regulated  investment company,  each fund  must  limit  its  investments  so that at the close of each quarter of its taxable year:

(1)  no more than 25% of its total  assets are invested in the  securities  of a single  issuer (other than the U.S.  government  or a regulated  investment company), and

(2)  with  respect to at least 50% of its total  assets,  no more than 5% of its total assets are invested in the securities of a single issuer.

In general, within the restrictions outlined here and in Exhibit II to the Proxy
Statement and Prospectus, the portfolio managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments are varied according to what is judged  advantageous  under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities  that may be held,  subject to the  investment  restrictions described  below.  It is the advisor's  intention  that each fund will generally consist of domestic and foreign common stocks,  convertible  debt securities and equity-equivalent  securities.  However,  subject  to the  specific  limitations applicable to a fund, the funds'  management teams may invest the assets of each fund in varying amounts in other instruments and may use other techniques,  such as those reflected in the FUND INVESTMENTS AND RISKS section, when such a course is deemed appropriate in order to pursue a fund's investment  objective.  Senior securities that, in the opinion of the portfolio managers, are high-grade issues also may be purchased for defensive purposes.

So long as a sufficient  number of  acceptable  securities  are  available,  the portfolio  managers intend to keep the funds fully  invested,  regardless of the movement of stock or bond prices, generally. However, should a fund's investment methodology fail to identify sufficient acceptable securities,  or for any other reason including the desire to take a temporary  defensive  position,  the funds may invest up to 100% of their assets in U.S. government securities. With regard to Veedot, the portfolio managers intend to keep the fund fully invested so long as the methodology  identifies  sufficient  accelerating  securities whose share price  patterns  suggest their stock prices are likely to increase in value.  In most  circumstances,  each fund's actual level of cash and cash equivalents will be less than 10%. The managers may use futures contracts as a way to expose each fund's cash assets to the market while  maintaining  liquidity.  As mentioned in
Exhibit II to the Proxy Statement and Prospectus,  the managers may not leverage a fund's portfolio; so there is no greater market risk to the funds than if they purchase stocks.  See the sections entitled  DERIVATIVE  SECURITIES,  SHORT-TERM
SECURITIES, and FUTURES AND OPTIONS.

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes investment vehicles and techniques the portfolio managers can use in managing a fund's assets.  It also details the risks  associated with each,  because each  investment  vehicle and technique  contributes  to a fund's overall risk profile.

FOREIGN SECURITIES

Each of the funds may invest up to 20% of their assets in equity  securities  of
foreign  issuers.   These  funds  may  invest  in  common  stocks,   convertible
securities,  preferred stocks, bonds, notes and other debt securities of foreign issuers,  foreign governments and their agencies.  Securities of foreign issuers may trade in the U.S. or foreign securities markets.

The funds may purchase  foreign  securities of issuers whose principal  business activities  are located in developed and emerging  market  countries.  The funds consider developed countries to include Australia,  Austria,  Belgium,  Bermuda,
Canada, Denmark,  Finland,  France, Germany,  Greece, Hong Kong, Ireland, Italy,
Japan, Luxembourg,  The Netherlands,  New Zealand, Norway, Portugal,  Singapore,
Spain, Sweden, Switzerland, the United Kingdom and the United States.

Investments in foreign securities may present certain risks, including:

CURRENCY  RISK - The value of the foreign  investments  held by the funds may be significantly  affected by changes in currency  exchange rates. The dollar value of a foreign  security  generally  decreases  when the value of the dollar rises against the foreign  currency in which the security is denominated  and tends to increase when the value of the dollar falls against such currency.  In addition, the value of fund assets may be affected by losses and other  expenses  incurred in converting  between various  currencies in order to purchase and sell foreign securities, and by currency restrictions,  exchange control regulation, currency devaluations and political developments.

POLITICAL  AND ECONOMIC  RISK - The  economies of many of the countries in which the funds invest are not as  developed  as the economy of the United  States and
may  be  subject  to  significantly   different  forces.   Political  or  social
instability,   expropriation,   nationalization,   confiscatory   taxation   and
limitations on the removal of funds or other assets also could adversely  affect the value of investments.  Further, the funds may find it difficult or be unable to enforce  ownership  rights,  pursue  legal  remedies or obtain  judgments  in foreign courts.

REGULATORY RISK - Foreign companies  generally are not subject to the regulatory controls  imposed  on U.S.  issuers  and,  in  general,  there is less  publicly available  information about foreign securities than is available about domestic securities.  Many  foreign  companies  are not  subject to  uniform  accounting,
auditing  and  financial   reporting   standards,   practices  and  requirements
comparable  to those  applicable  to domestic  companies.  Income  from  foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

MARKET AND TRADING RISK - Brokerage commission rates in foreign countries, which generally are fixed rather than subject to  negotiation as in the United States, are likely to be higher.  The  securities  markets in many of the  countries  in which the funds  invest will have  substantially  less  trading  volume than the principal U.S. markets.  As a result,  the securities of some companies in these countries may be less liquid and more volatile than comparable U.S.  securities.
Furthermore,  one securities  broker may represent all or a significant  part of the trading  volume in a particular  country,  resulting in higher trading costs and decreased  liquidity due to a lack of alternative  trading  partners.  There generally  is less  government  regulation  and  supervision  of  foreign  stock exchanges,  brokers  and  issuers,  which  may  make  it  difficult  to  enforce contractual obligations.

CLEARANCE AND SETTLEMENT RISK - Foreign  securities  markets also have different clearance  and  settlement  procedures,  and in certain  markets there have been times  when  settlements  have  been  unable  to keep  pace  with the  volume of securities  transactions,  making it  difficult  to conduct  such  transactions.
Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned.  The inability of the funds to make intended  security  purchases due to clearance and  settlement  problems could cause the funds to miss attractive investment opportunities.  Inability to dispose of portfolio  securities due to clearance and settlement  problems could result either in losses to the funds due to subsequent  declines in the value of the  portfolio  security or, if the fund has entered into a contract to sell the security, liability to the purchaser.

OWNERSHIP  RISK - Evidence of  securities  ownership  may be  uncertain  in many foreign  countries.  As a result,  there is a risk that a fund's  trade  details could be incorrectly  or  fraudulently  entered at the time of the  transaction, resulting in a loss to the fund.

CONVERTIBLE SECURITIES

A convertible  security is a bond,  debenture,  note,  preferred  stock or other security  that may be  converted  into or exchanged  for a prescribed  amount of common stock of the same or a different  issuer within a particular  time period at a specified price or formula.  A convertible  security entitles the holder to receive the interest  paid or accrued on debt or the dividend  paid on preferred stock  until the  convertible  security  matures or is  redeemed,  converted  or exchanged.  Before conversion or exchange,  such securities ordinarily provide a stream of income with generally  higher yields than common stocks of the same or similar issuers,  but lower than the yield on  non-convertible  debt. Of course, there can be no  assurance  of current  income  because  issuers of  convertible securities  may  default  on their  obligations.  In  addition,  there can be no assurance of capital  appreciation  because the value of the  underlying  common stock will fluctuate.  Because of the conversion feature,  the managers consider some convertible securities to be equity equivalents.

The price of a convertible  security will normally  fluctuate in some proportion to changes in the price of the  underlying  asset.  A  convertible  security  is subject to risks  relating to the activities of the issuer and/or general market and economic  conditions.  The stream of income  typically paid on a convertible security may tend to cushion the security  against  declines in the price of the underlying asset.  However,  the stream of income causes fluctuations based upon changes in interest rates and the credit quality of the issuer. In general,  the value of a  convertible  security is a function  of (1) its yield in  comparison with yields of other  securities of comparable  maturity and quality that do not have a conversion  privilege and (2) its worth, at market value, if converted or exchanged into the underlying common stock. The price of a convertible  security often reflects such variations in the price of the underlying  common stock in a way that a  non-convertible  security  does not. At any given  time,  investment value  generally  depends  upon such  factors as the  general  level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure.

A convertible  security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a fund is called for redemption,  the fund  would be  required  to permit  the  issuer to redeem  the security and convert it to underlying common stock or to cash, or would sell the convertible  security to a third party,  which may have an adverse effect on the fund. A convertible security may feature a put option that permits the holder of the  convertible  security  to  sell  that  security  back  to the  issuer  at a predetermined  price.  A fund generally  invests in  convertible  securities for their favorable price  characteristics  and total return  potential and normally would not  exercise  an option  to  convert  unless  the  security  is called or conversion is forced.

SHORT SALES

A fund may engage in short sales for cash  management  purposes  only if, at the time of the short  sale,  the fund owns or has the right to  acquire  securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities  until delivery occurs.  To make delivery to the  purchaser,  the executing  broker  borrows the  securities being  sold  short  on  behalf  of the  seller.  While  the  short  position  is maintained,  the seller  collateralizes its obligation to deliver the securities sold  short in an  amount  equal  to the  proceeds  of the  short  sale  plus an additional  margin amount  established  by the Board of Governors of the Federal
Reserve.  If a fund engages in a short sale, the fund's custodian will segregate cash, cash equivalents or other appropriate  liquid securities on its records in an  amount  sufficient  to meet  the  purchase  price.  There  will  be  certain additional  transaction  costs  associated  with short sales,  but the fund will endeavor  to offset  these costs with  income  from the  investment  of the cash proceeds of short sales.

PORTFOLIO LENDING

In order to realize additional income, a fund may lend its portfolio securities.
Such loans may not exceed  one-third of the fund's total assets valued at market except

o    through the purchase of debt  securities in accordance  with its investment objectives, policies and limitations, or

o    by engaging in repurchase agreements with respect to portfolio securities.

DERIVATIVE SECURITIES

To the extent permitted by its investment  objectives and policies,  each of the funds may invest in  securities  that are  commonly  referred  to as  derivative securities.  Generally,  a derivative  security is a financial  arrangement  the value of which is based on, or derived from, a traditional  security,  asset, or market index.  Certain  derivative  securities are described more  accurately as
index/structured   securities.   Index/structured   securities   are  derivative
securities whose value or performance is linked to other equity securities (such as depositary receipts),  currencies, interest rates, indices or other financial indicators (reference indices).

Some derivative  securities,  such as  mortgage-related  and other  asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative  securities and many different ways to use them.  Futures and  options are  commonly  used for  traditional  hedging purposes to attempt to protect a fund from exposure to changing  interest rates, securities  prices, or currency exchange rates and for cash management  purposes as a low-cost  method of gaining  exposure  to a  particular  securities  market without investing directly in those securities.

The funds may not invest in a derivative  security unless the reference index or the  instrument to which it relates is an eligible  investment for the fund. For example,  a security whose  underlying value is linked to the price of oil would not be a permissible  investment because the funds may not invest in oil and gas leases or futures.

The return on a derivative  security may  increase or decrease,  depending  upon changes in the reference index or instrument to which it relates.

There are risks associated with investing in derivative securities, including:

o    the risk that the underlying security, interest rate, market index or other financial  asset  will not move in the  direction  the  portfolio  managers anticipate;

o    the  possibility  that  there may be no  liquid  secondary  market,  or the possibility that price  fluctuation  limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

o    the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

o    the risk that the counterparty will fail to perform its obligations.

The funds'  Board of  Directors  has reviewed  the  advisor's  policy  regarding investments in derivative securities. That policy specifies factors that must be considered in connection  with a purchase of derivative  securities and provides that a fund may not invest in a derivative  security if it would be possible for a fund to lose more money than the notional value of the investment.  The policy also establishes a committee that must review certain proposed  purchases before the  purchases  can be  made.  The  advisor  will  report  on fund  activity  in derivative securities to the Board of Directors as necessary.

SWAP AGREEMENTS

Each  fund  may  invest  in swap  agreements,  consistent  with  its  investment objective and  strategies.  A fund may enter into a swap  agreement in order to, for example,  attempt to obtain or preserve a  particular  return or spread at a lower cost than obtaining a return or spread through  purchases  and/or sales of instruments in other markets; protect against currency fluctuations;  attempt to manage  duration to protect  against any increase in the price of securities the fund anticipates purchasing at a later date; or gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party  contracts entered into primarily by institutional investors  for  periods  ranging  from a few weeks to more  than one year.  In a standard  "swap"  transaction,  two parties  agree to  exchange  the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments,  which may be adjusted for an interest  factor.  The gross  returns to be exchanged or  "swapped"  between the parties are  generally calculated with respect to a "notional  amount," i.e., the return on or increase in value of a particular  dollar amount invested at a particular  interest rate, in a particular foreign currency, or in a "basket" of securities  representing a particular index. Forms of swap agreements include,  for example,  interest rate swaps,  under  which  fixed- or  floating-rate  interest  payments on a specific principal  amount are exchanged  and total return  swaps,  under which one party agrees to pay the other the total return of a defined  underlying asset (usually an index,  stock,  bond or defined portfolio of loans and mortgages) in exchange for fee payments, often a variable stream of cashflows based on LIBOR. The funds may enter into credit default swap  agreements to hedge an existing  position by purchasing or selling credit protection. Credit default swaps enable an investor to buy/sell  protection  against a credit event of a specific issuer. The seller of credit  protection  against a security  or basket of  securities  receives an up-front or periodic payment to compensate  against  potential default event(s).
The fund may enhance returns by selling protection or attempt to mitigate credit
risk  by  buying  protection.   Market  supply  and  demand  factors  may  cause
distortions  between  the cash  securities  market and the credit  default  swap market.

Whether  a fund's  use of swap  agreements  will be  successful  depends  on the advisor's  ability to predict correctly whether certain types of investments are likely to produce  greater returns than other  investments.  Interest rate swaps could result in losses if interest rate changes are not correctly anticipated by the fund.  Total  return swaps could  result in losses if the  reference  index, security,  or  investments  do not perform as  anticipated  by the fund.  Credit default swaps could result in losses if the fund does not correctly evaluate the creditworthiness  of the  issuer  on which  the  credit  default  swap is based.
Because they are two-party  contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid.  Moreover,  a fund bears the risk of loss of the amount  expected to be received  under a swap agreement  in the  event  of  the  default  or  bankruptcy  of a swap  agreement counterparty. The funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on the funds by the Internal  Revenue Code may limit the funds' ability to use swap agreements.  The  swaps  market  is a  relatively  new  market  and  is  largely unregulated.  It is possible that  developments  in the swaps market,  including potential  government  regulation,  could  adversely  affect a fund's ability to terminate  existing swap  agreements or to realize  amounts to be received under such agreements.

INVESTMENT IN ISSUERS WITH LIMITED OPERATING HISTORIES

The funds may  invest a portion  of their  assets in the  equity  securities  of issuers with limited  operating  histories.  The managers  consider an issuer to have a limited  operating history if that issuer has a record of less than three years of continuous  operation.  The managers  will consider  periods of capital
formation,   incubation,   consolidations,   and  research  and  development  in
determining  whether  a  particular  issuer  has a  record  of  three  years  of continuous operation.

Investments  in  securities  of issuers with  limited  operating  histories  may involve greater risks than investments in securities of more mature issuers.  By their nature,  such issuers  present limited  operating  histories and financial information upon which the managers may base their investment decision on behalf of the funds.  In  addition,  financial  and other  information  regarding  such issuers, when available, may be incomplete or inaccurate.

For purposes of this limitation,  "issuers"  refers to operating  companies that issue  securities for the purposes of issuing debt or raising capital as a means of financing their ongoing operations.  It does not, however, refer to entities, corporate or otherwise, that are created for the express purpose of securitizing obligations  or income  streams.  For example,  a fund's  investments in a trust created for the purpose of pooling mortgage  obligations would not be subject to the limitation.

REPURCHASE AGREEMENTS

Each fund may invest in  repurchase  agreements  when they present an attractive short-term  return on cash that is not  otherwise  committed  to the purchase of securities pursuant to the investment policies of that fund.

A  repurchase   agreement   occurs  when,  at  the  time  a  fund  purchases  an
interest-bearing  obligation,  the seller (a bank or a broker-dealer  registered under the Securities  Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon  price.  The  repurchase  price reflects an agreed-upon  interest  rate during the time the fund's  money is invested in the security.

Because  the  security  purchased  constitutes  collateral  for  the  repurchase obligation,  a repurchase  agreement can be considered a loan  collateralized by the  security  purchased.  The fund's  risk is the  seller's  ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in  disposing  of the  collateral,  which would  reduce the amount realized  thereon.  If the seller seeks relief under the bankruptcy laws, the  disposition of the collateral may be delayed or limited.  To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase  agreement  transactions to securities issued by the U.S. government and its agencies and instrumentalities,  and will enter into such  transactions  with  those  banks and  securities  dealers  who are  deemed creditworthy by the funds' advisor.

Repurchase  agreements  maturing  in more than seven days would  count  toward a fund's 15% limit on illiquid securities.

WHEN-ISSUED AND FORWARD COMMITMENT AGREEMENTS

The funds may sometimes  purchase new issues of  securities on a when-issued  or forward commitment basis in which the transaction price and yield are each fixed at the time the  commitment is made,  but payment and delivery occur at a future date.

For  example,  a fund may sell a security and at the same time make a commitment to purchase  the same or a  comparable  security at a future date and  specified price.  Conversely,  a fund may  purchase a security and at the same time make a commitment  to sell  the same or a  comparable  security  at a  future  date and specified price. These types of transactions are executed simultaneously in what are known as  dollar-rolls,  buy/sell  back  transactions,  cash and  carry,  or financing  transactions.  For example,  a  broker-dealer  may seek to purchase a particular  security  that a fund owns.  The fund will sell that security to the broker-dealer and simultaneously  enter into a forward  commitment  agreement to buy it back at a future date. This type of transaction  generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing  securities on a when-issued or forward commitment basis, a fund assumes  the rights  and risks of  ownership,  including  the risks of price and yield  fluctuations.  Market rates of interest on debt securities at the time of delivery  may be higher or lower than those  contracted  for on the  when-issued security. Accordingly, the value of that security may decline prior to delivery, which could result in a loss to the fund.  While the fund will make  commitments to purchase or sell  securities  with the  intention  of actually  receiving  or delivering them, it may sell the securities  before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing  securities on a when-issued or forward  commitment  basis, a fund will segregate cash, cash equivalents or other appropriate  liquid securities on its record in an amount  sufficient  to meet the purchase  price.  When the time comes to pay for the when-issued securities,  the fund will meet its obligations with available cash,  through the sale of securities,  or, although it would not normally  expect to do so, by  selling  the  when-issued  securities  themselves
(which  may  have a  market  value  greater  or less  than  the  fund's  payment obligation).  Selling  securities  to meet  when-issued  or  forward  commitment obligations may generate taxable capital gains or losses.

RESTRICTED AND ILLIQUID SECURITIES

The funds may, from time to time,  purchase  restricted or illiquid  securities,
including  Rule  144A  securities,   when  they  present  attractive  investment
opportunities  that otherwise meet the funds' criteria for selection.  Rule 144A securities  are  securities  that are  privately  placed  with and traded  among qualified  institutional investors rather than the general public. Although Rule
144A securities are considered restricted  securities,  they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
Securities  and  Exchange  Commission  (SEC)  has taken  the  position  that the liquidity of such  securities  in the  portfolio of a fund  offering  redeemable securities is a question of fact for the Board of Directors to  determine,  such determination to be based upon a consideration of the readily  available trading markets and the review of any contractual restrictions.  Accordingly,  the Board of Directors is responsible for developing and  establishing  the guidelines and procedures for determining the liquidity of Rule 144A securities.  As allowed by
Rule 144A,  the Board of Directors  has  delegated  the  day-to-day  function of determining the liquidity of Rule 144A securities to the portfolio managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for restricted  securities is generally  limited to certain qualified institutional  investors, the liquidity of such securities may be limited  accordingly  and a fund may, from time to time,  hold a Rule 144A or other security that is illiquid.  In such an event, the portfolio  managers will consider appropriate remedies to minimize the effect on such fund's liquidity.

SHORT-TERM SECURITIES

In order to meet anticipated  redemptions,  anticipated  purchases of additional securities for a fund's  portfolio,  or, in some cases, for temporary  defensive purposes,  these funds may invest a portion of their  assets in money market and other short-term securities.

Examples of those securities include:

o    Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities

o    Commercial Paper

o    Certificates of Deposit and Euro Dollar Certificates of Deposit

o    Bankers' Acceptances

o    Short-term notes, bonds, debentures or other debt instruments

o    Repurchase agreements

o    Money market funds

Under the  Investment  Company  Act,  a fund's  investment  in other  investment companies  (including  money market funds) currently is limited to (a) 3% of the total voting  stock of any one  investment  company;  (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of a fund's total assets in the  aggregate.  These  investments  may include  investments in money market funds managed by the advisor.  Any  investment in money market funds must be consistent with the investment  policies and  restrictions of the fund making the investment.

OTHER INVESTMENT COMPANIES

Each of the funds may invest up to 10% of its total  assets in other  investment companies, such as mutual funds, provided that the investment is consistent with the fund's investment  policies and restrictions.  These investments may include investments  in money market funds managed by the advisor.  Under the Investment
Company  Act,  a  fund's  investment  in such  securities,  subject  to  certain exceptions, currently is limited to

o    3% of the total voting stock of any one investment company;

o    5% of the fund's total assets with respect to any one  investment  company;
     and

o    10% of a fund's total assets in the aggregate.

Such  purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary  brokers'
commissions.  As a shareholder of another investment company, a fund would bear, along  with other  shareholders,  its pro rata  portion of the other  investment company's expenses, including advisory fees. These expenses would be in addition to the management  fee that each fund bears directly in connection  with its own operations.

Each fund may invest in exchange traded funds (ETFs),  such as Standard & Poor's
Depositary  Receipts  (SPDRs) and the Lehman  Aggregate  Bond ETF, with the same percentage  limitations as investments in registered investment companies.  ETFs are a type of fund bought and sold on a securities exchange.  An ETF trades like common stock and usually represents a fixed portfolio of securities  designed to track the  performance  and dividend  yield of a particular  domestic or foreign market  index.  A fund may  purchase an ETF to  temporarily  gain  exposure to a portion of the U.S. or a foreign  market while  awaiting  purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF  could  result  in it being  more  volatile.  Additionally,  ETFs have management fees, which increase their cost.

FUTURES AND OPTIONS

Each fund may enter  into  futures  contracts,  options  or  options  on futures contracts.  Futures  contracts provide for the sale by one party and purchase by another  party of a specific  security  at a  specified  future  time and price.
Generally, futures transactions will be used to:

o    protect against a decline in market value of the fund's securities  (taking a short futures position),

o    protect  against the risk of an increase in market value for  securities in which  the fund  generally  invests  at a time  when the fund is not  fully invested (taking a long futures position), or

o    provide a temporary  substitute for the purchase of an individual  security that may not be purchased in an orderly fashion.

Some futures and options  strategies,  such as selling futures,  buying puts and writing calls,  hedge a fund's  investments  against price  fluctuations.  Other strategies,  such as buying  futures,  writing  puts and buying  calls,  tend to increase market exposure.

Although  other  techniques  may be used to control a fund's  exposure to market fluctuations,  the use of futures  contracts  may be a more  effective  means of hedging this  exposure.  While a fund pays  brokerage  commissions in connection with opening and closing out futures  positions,  these costs are lower than the
transaction   costs  incurred  in  the  purchase  and  sale  of  the  underlying securities.

For example,  the sale of a future by a fund means the fund becomes obligated to deliver  the  security  (or  securities,  in the case of an index  future)  at a specified  price on a specified  date.  The  purchase of a future means the fund becomes  obligated to buy the security (or securities) at a specified price on a specified  date.  The  portfolio  managers  may  engage in futures  and  options transactions  based on securities  indices,  provided that the  transactions are consistent with the fund's investment  objectives.  Examples of indices that may be used include the Bond Buyer Index of Municipal Bonds for fixed-income  funds, or the S&P 500 Index for equity  funds.  The managers also may engage in futures and options  transactions  based on specific  securities,  such as U.S. Treasury bonds or notes.  Futures  contracts  are traded on national  futures  exchanges.
Futures exchanges and trading are regulated under the Commodity  Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. government agency.

Index futures  contracts differ from traditional  futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead,  these contracts settle in cash at the spot market  value of the index.  Although  other types of futures  contracts by their terms call for actual  delivery or acceptance of the underlying  securities,  in most cases the  contracts  are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e.,  buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount.  This amount is known as initial margin.  The margin  deposit is intended to ensure  completion  of the contract  (delivery or acceptance  of the  underlying  security) if it is not  terminated  prior to the specified  delivery  date.  A  margin  deposit  does  not  constitute  a  margin transaction for purposes of the fund's investment restrictions.  Minimum initial margin requirements are established by the futures exchanges and may be revised.

In addition,  brokers may establish margin deposit  requirements that are higher than the exchange  minimums.  Cash held in the margin accounts  generally is not income-producing. However, coupon bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income.  Subsequent  payments to and from the broker,  called variation margin,  will be made on a daily basis as the price of the underlying  security or index fluctuates,  making the future more or less  valuable,  a process  known as  marking  the  contract  to market.
Changes in  variation  margin are  recorded by the fund as  unrealized  gains or losses.  At any time prior to  expiration  of the future,  the fund may elect to close the  position by taking an opposite  position.  A final  determination  of variation  margin is then made;  additional  cash is  required  to be paid by or released to the fund and the fund realizes a loss or gain.

RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

Futures  and  options  prices can be  volatile,  and  trading  in these  markets involves  certain  risks.  If  the  portfolio  managers  apply  a  hedge  at  an inappropriate  time or judge interest rate or equity market trends  incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it is unable to close out its position  because of an illiquid  secondary  market.  Futures  contracts may be closed out only on an exchange that provides a secondary market for these  contracts,  and there is no assurance that a liquid secondary  market will exist for any particular  futures contract at any particular time. Consequently, it may not be possible to close a futures  position  when  the  portfolio  managers  consider  it  appropriate  or desirable  to do so. In the event of adverse  price  movements,  a fund would be required to continue making daily cash payments to maintain its required margin.
If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin  requirements at a time when the portfolio  managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments  underlying  futures  contracts it holds.  The portfolio managers  will seek to minimize  these risks by limiting  the futures  contracts entered  into on  behalf  of the  funds  to those  traded  on  national  futures exchanges and for which there appears to be a liquid secondary market.

A fund could  suffer  losses if the prices of its futures and options  positions were poorly correlated with its other investments,  or if securities  underlying futures contracts purchased by a fund had different maturities than those of the portfolio  securities being hedged. Such imperfect  correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker,  if, for example, the broker became bankrupt.

Most  futures  exchanges  limit the amount of  fluctuation  permitted in futures contract  prices during a single  trading day. The daily limit  establishes  the maximum  amount that the price of a futures  contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price  beyond  the  limit.  However,  the  daily  limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily  limit for  several  consecutive  trading  days with little or no trading, thereby  preventing prompt  liquidation of futures positions and subjecting some futures traders to substantial losses.

OPTIONS ON FUTURES

By purchasing an option on a futures contract, a fund obtains the right, but not the  obligation,  to sell the  futures  contract  (a put  option)  or to buy the contract (a call  option) at a fixed  strike  price.  A fund can  terminate  its position in a put option by allowing it to expire or by  exercising  the option.
If the  option  is  exercised,  the fund  completes  the sale of the  underlying security at the strike price.  Purchasing  an option on a futures  contract does not require a fund to make margin payments unless the option is exercised.

Although  they do not  currently  intend to do so, the funds may write (or sell)
call options  that  obligate  them to sell (or deliver) the option's  underlying instrument  upon  exercise of the option.  While the receipt of option  premiums would  mitigate  the  effects of price  declines,  the funds  would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract  open until the  obligation to deliver it pursuant to the call expired.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

Each fund may enter  into  futures  contracts,  options  or  options  on futures contracts.

Under the  Commodity  Exchange  Act, a fund may enter into  futures  and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial  margin and option  premiums or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total  assets.  To the extent  required by law, each
fund  will  segregate  cash,  cash  equivalents  or  other  appropriate   liquid
securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

FORWARD CURRENCY EXCHANGE CONTRACTS

Each fund may purchase and sell  foreign  currency on a spot (i.e.,  cash) basis and may engage in forward  currency  contracts,  currency  options  and  futures transactions for hedging or any other lawful purpose. See DERIVATIVE SECURITIES.

The funds expect to use forward currency contracts under two circumstances:

(1)  When  the  portfolio   managers  are   purchasing  or  selling  a  security
     denominated in a foreign currency and wish to lock in the U.S. dollar price of that  security,  the  portfolio  managers  would be able to enter into a forward currency contract to do so;

(2)  When the  portfolio  managers  believe  that the  currency of a  particular foreign country may suffer a substantial decline against the U.S. dollar, a fund  would be able to  enter  into a  forward  currency  contract  to sell foreign currency for a fixed U.S. dollar amount  approximating the value of some or all of its portfolio  securities  either  denominated  in, or whose value is tied to, such foreign currency.

In the first  circumstance,  when a fund enters into a trade for the purchase or sale of a security  denominated  in a foreign  currency,  it may be desirable to establish (lock in) the U.S.  dollar cost or proceeds.  By entering into forward currency  contracts  in U.S.  dollars  for  the  purchase  or sale of a  foreign currency involved in an underlying security  transaction,  the fund will be able to protect  itself  against a possible loss between trade and  settlement  dates resulting from the adverse change in the  relationship  between the U.S.  dollar and the subject foreign currency.

In the  second  circumstance,  when  the  portfolio  managers  believe  that the currency of a particular  country may suffer a substantial  decline  relative to the U.S. dollar, a fund could enter into a forward currency contract to sell for a fixed dollar amount the amount in foreign  currencies  approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to,  such  foreign  currency.  The fund will cover  outstanding  forward contracts by maintaining  liquid portfolio  securities  denominated in, or whose value is tied to, the currency  underlying the forward  contract or the currency being  hedged.  To the  extent  that the fund is not able to cover  its  forward currency positions with underlying portfolio securities, the fund will segregate on its records cash or other liquid assets having a value equal to the aggregate amount of the fund's commitments under the forward currency contact.

The precise matching of forward currency  contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign  currencies will change as a consequence of market movements in the values of those  securities  between the date the forward  currency  contract is entered  into and the date it matures.  Predicting  short-term  currency  market movements is extremely  difficult,  and the  successful  execution of short-term hedging strategy is highly  uncertain.  The portfolio  managers do not intend to enter into such contracts on a regular  basis.  Normally,  consideration  of the
prospect  for  currency   parities  will  be  incorporated  into  the  long-term
investment  decisions made with respect to overall  diversification  strategies.
However, the portfolio managers believe that it is important to have flexibility to enter into such forward currency  contracts when they determine that a fund's best interests may be served.

When the  forward  currency  contract  matures,  the fund  may  either  sell the portfolio  security and make delivery of the foreign currency,  or it may retain the security and  terminate the  obligation  to deliver the foreign  currency by purchasing an offsetting forward currency contract with the same currency trader that obligates the fund to purchase,  on the same maturity date, the same amount of the foreign currency.

It is  impossible  to  forecast  with  absolute  precision  the market  value of portfolio  securities  at the  expiration  of  the  forward  currency  contract.
Accordingly,  it may be  necessary  for a fund to  purchase  additional  foreign currency  on the spot  market  (and bear the  expense of such  purchase)  if the market  value of the  security is less than the amount of foreign  currency  the fund is  obligated  to deliver and if a decision is made to sell the security to make delivery of the foreign currency the fund is obligated to deliver.

EQUITY EQUIVALENTS

In addition to investing in common stocks,  the funds may invest in other equity securities and equity  equivalents,  including  securities that permit a fund to receive an equity  interest in an issuer,  the  opportunity to acquire an equity interest in an issuer,  or the opportunity to receive a return on its investment that  permits the fund to benefit  from the growth over time in the equity of an issuer.  Examples of equity securities and equity equivalents  include preferred stock, convertible preferred stock and convertible debt securities.

Equity  equivalents also may include securities whose value or return is derived from the value or return of a different security.

DEBT SECURITIES

Each of the funds may  invest in debt  securities  when the  portfolio  managers believe such  securities  represent an attractive  investment  for the fund. The funds may invest in debt securities for income, or as a defensive  strategy when the managers believe adverse economic or market conditions exist.

The value of debt  securities in which the funds may invest will fluctuate based upon  changes in  interest  rates and the credit  quality  of the  issuer.  Debt securities generally will be limited to investment-grade obligations. Investment grade means that at the time of purchase,  such obligations are rated within the
four  highest   categories  by  a  nationally   recognized   statistical  rating
organization (for example,  at least Baa by Moody's Investors  Service,  Inc. or
BBB by  Standard  & Poor's  Corporation),  or, if not rated,  are of  equivalent investment  quality as determined by the fund's  advisor.  According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A
BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment,  but is more  vulnerable to adverse economic conditions and changing circumstances.

Mid Cap  Growth  and Small Cap  Growth  will not  invest  more than 10% of their assets in high-yield, high risk bonds.

In addition,  the value of a fund's investments in fixed-income  securities will change as  prevailing  interest  rates  change.  In general,  the prices of such securities  vary inversely  with interest  rates.  As prevailing  interest rates fall,  the  prices of bonds and other  securities  that  trade on a yield  basis generally rise. When prevailing interest rates rise, bond prices generally fall.
Depending  upon  the  particular  amount  and  type of  fixed-income  securities holdings of a fund,  these changes may impact the net asset value of that fund's shares.

MUNICIPAL NOTES

Municipal notes are issued by state and local governments or government entities to provide short-term capital or to meet cash flow needs.

Tax  Anticipation  Notes  (TANs)  are issued in  anticipation  of  seasonal  tax revenues,  such as ad valorem property,  income,  sales, use and business taxes, and are payable from these future taxes. TANs usually are general obligations of the issuer. General obligations are backed by the issuer's full faith and credit based on its  ability  to levy  taxes for the timely  payment  of  interest  and repayment  of  principal,  although  such  levies  may  be  constitutionally  or statutorily limited as to rate or amount.

Revenue  Anticipation  Notes (RANs) are issued with the expectation that receipt of future revenues,  such as federal revenue sharing or state aid payments, will be used to repay the  notes.  Typically,  these  notes also  constitute  general obligations of the issuer.

Bond  Anticipation  Notes (BANs) are issued to provide  interim  financing until long-term financing can be arranged.  In most cases, the long-term bonds provide the money for repayment of the notes.

MUNICIPAL BONDS

Municipal  bonds,  which  generally  have  maturities of more than one year when issued,  are designed to meet longer-term  capital needs.  These securities have two principal classifications: general obligation bonds and revenue bonds.

General Obligation (GO) bonds are issued by states, counties,  cities, towns and regional districts to fund a variety of public projects,  including construction of and improvements to schools,  highways, and water and sewer systems. GO bonds are backed by the  issuer's  full faith and credit  based on its ability to levy taxes for the timely  payment of interest and repayment of  principal,  although such levies may be constitutionally or statutorily limited as to rate or amount.

Revenue Bonds are not backed by an issuer's taxing authority;  rather,  interest and  principal  are  secured by the net  revenues  from a project  or  facility.
Revenue  bonds are issued to finance a variety  of capital  projects,  including construction or refurbishment of utility and waste disposal  systems,  highways, bridges,  tunnels,  air and  seaport  facilities,  schools and  hospitals.  Many revenue bond issuers provide  additional  security in the form of a debt-service reserve  fund that may be used to make  payments of interest and  repayments  of principal on the issuer's obligations.  Some revenue bond financings are further protected  by a  state's  assurance  (without  obligation)  that it will make up deficiencies in the debt-service reserve fund.

Industrial Development Bonds (IDBs), a type of revenue bond, are issued by or on behalf of public  authorities to finance privately  operated  facilities.  These bonds  are  used to  finance  business,  manufacturing,  housing,  athletic  and pollution  control  projects,  as well as public facilities such as mass transit systems, air and seaport facilities and parking garages. Payment of interest and repayment of principal on an IDB depend solely on the ability of the  facility's operator to meet financial  obligations,  and on the pledge, if any, of the real or personal property financed. The interest earned on IDBs may be subject to the federal alternative minimum tax.

VARIABLE- AND FLOATING-RATE OBLIGATIONS

Variable- and floating-rate  demand  obligations  (VRDOs and FRDOs) carry rights that  permit  holders to demand  payment of the unpaid  principal  plus  accrued interest,  from the  issuers  or from  financial  intermediaries.  Floating-rate securities,  or floaters,  have interest  rates that change  whenever there is a change in a  designated  base  rate;  variable-rate  instruments  provide  for a specified, periodic adjustment in the interest rate, which typically is based on an index.  These rate  formulas are designed to result in a market value for the
VRDO or FRDO that approximates par value.

OBLIGATIONS WITH TERM PUTS ATTACHED

The funds  may  invest in  fixed-rate  bonds  subject  to  third-party  puts and participation  interests  in such  bonds  that  are  held by a bank in  trust or otherwise,  which have tender options or demand features attached.  These tender options or demand features permit the funds to tender (or put) their bonds to an institution at periodic  intervals and to receive the principal  amount thereof.
The portfolio  managers  expect that the funds will pay more for securities with puts attached than for securities without these liquidity features.

Because it is difficult to evaluate the  likelihood of exercise or the potential benefit of a put,  puts  normally  will be  determined  to have a value of zero, regardless of whether any direct or indirect consideration is paid. Accordingly, puts as  separate  securities  are not  expected  to affect the funds'  weighted average  maturities.  When a fund has paid for a put, the cost will be reflected as unrealized  depreciation on the underlying security for the period the put is held.  Any gain on the sale of the  underlying  security  will be reduced by the cost of the put.

There is a risk that the seller of an obligation with a put attached will not be able to repurchase  the  underlying  obligation  when (or if) a fund attempts to exercise the put. To minimize such risks,  the funds will  purchase  obligations with puts  attached  only from  sellers  deemed  creditworthy  by the  portfolio managers under the direction of the Board of Directors.

TENDER OPTION BONDS

Tender Option Bonds (TOBs) were created to increase the supply of  high-quality, short-term tax-exempt  obligations,  and thus they are of particular interest to money market funds. However, Capital Value may purchase these instruments.

TOBs are created by municipal  bond dealers who  purchase  long-term  tax-exempt bonds in the  secondary  market,  place the  certificates  in  trusts,  and sell interests in the trusts with puts or other liquidity  guarantees  attached.  The credit quality of the resulting synthetic short-term  instrument is based on the put provider's short-term rating and the underlying bond's long-term rating.

There is some risk  that a  remarketing  agent  will  renege on a tender  option agreement if the underlying bond is downgraded or defaults. Because of this, the portfolio managers monitor the credit quality of bonds underlying the funds' TOB holdings and intend to sell or put back any TOB if the rating on the  underlying bond falls  below the  second-highest  rating  category  designated  by a rating agency.

ZERO-COUPON AND STEP-COUPON SECURITIES

The funds may purchase  zero-coupon debt securities.  Zero-coupon  securities do not make  regular cash  interest  payments,  and are sold at a deep  discount to their face value.

The fund may also purchase step-coupon or step-rate debt securities.  Instead of having a fixed coupon for the life of the security,  coupon or interest payments may  increase  to  predetermined  rates at future  dates.  The issuer  generally retains the right to call the security.  Some step-coupon  securities are issued with no  coupon  payments  at all  during an  initial  period,  and only  become interest-bearing  at a future date; these securities are sold at a deep discount to their face value.

Although zero-coupon and certain step-coupon securities may not pay current cash income,  federal  income tax law  requires  the holder to include in income each year the portion of any original issue discount and other noncash income on such securities  accrued  during  that year.  In order to  continue  to  qualify  for treatment as a regulated  investment company under the Internal Revenue Code and avoid certain  excise tax, the funds are required to make  distributions  of any original  issue  discount  and  other  noncash  income  accrued  for each  year.
Accordingly, the funds may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate a case to meet these distribution requirements.

INVERSE FLOATERS

The funds may hold inverse floaters.  An inverse floater is a type of derivative security  that bears an interest  rate that moves  inversely to market  interest rates. As market interest rates rise, the interest rate on inverse floaters goes down, and vice versa. Generally, this is accomplished by expressing the interest rate on the inverse floater as an above-market  fixed rate of interest,  reduced by an amount determined by reference to a market-based or bond-specific floating interest rate (as well as by any fees associated with  administering the inverse floater program).

Inverse  floaters  may be issued in  conjunction  with an equal  amount of Dutch
Auction  floating-rate bonds (floaters),  or a market-based index may be used to set the interest rate on these securities.  A Dutch Auction is an auction system in which  the  price  of the  security  is  gradually  lowered  until it meets a responsive  bid and is sold.  Floaters  and inverse  floaters  may be brought to market by (1) a broker-dealer who purchases  fixed-rate bonds and places them in a trust,  or (2) an  issuer  seeking  to  reduce  interest  expenses  by using a floater/inverse floater structure in lieu of fixed-rate bonds.

In the case of a broker-dealer  structured offering (where underlying fixed-rate bonds have been placed in a trust),  distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:

(i)  Floater holders receive interest based on rates set at a six-month interval or at a Dutch Auction, which is typically held every 28 to 35 days. Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the  floaters,  and the interest rate is set just high enough to ensure that all of the floaters are sold.

(ii) Inverse floater  holders receive all of the interest that remains,  if any, on the underlying  bonds after floater  interest and auction fees are paid.
     The interest rates on inverse floaters may be significantly  reduced,  even to zero, if interest rates rise.

Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are  comparable,  although the interest paid on the inverse  floaters is based on a presumed coupon rate that would have been required to bring  fixed-rate  bonds to market at the time the floaters and inverse floaters were issued.

Where inverse floaters are issued in conjunction with floaters,  inverse floater holders may be given the right to acquire the underlying  security (or to create a fixed-rate  bond) by calling an equal amount of  corresponding  floaters.  The underlying security may then be held or sold. However, typically, there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.

Floater holders subject to a Dutch Auction  procedure  generally do not have the right to put back their  interests to the issuer or to a third party. If a Dutch
Auction fails, the floater holder may be required to hold its position until the underlying bond matures,  during which time interest on the floater is capped at a predetermined rate.

The  secondary  market for  floaters and inverse  floaters  may be limited.  The market value of inverse  floaters tends to be  significantly  more volatile than fixed-rate bonds.

U.S. GOVERNMENT SECURITIES

U.S.  Treasury  bills,  notes,  zero-coupon  bonds  and other  bonds are  direct obligations  of the U.S.  Treasury,  which has never  failed to pay interest and repay principal when due. Treasury bills have initial  maturities of one year or less,  Treasury  notes  from two to 10 years,  and  Treasury  bonds more than 10 years.  Although U.S. Treasury securities carry little principal risk if held to maturity,  the  prices of these  securities  (like all debt  securities)  change between issuance and maturity in response to fluctuating market interest rates.

A  number  of  U.S.  government  agencies  and   instrumentalities   issue  debt
securities.  These  agencies  generally  are  created by  Congress  to fulfill a specific need, such as providing  credit to home buyers or farmers.  Among these agencies are the Federal Home Loan Banks,  the Federal  Farm Credit  Banks,  the
Student Loan Marketing Association and the Resolution Funding Corporation.

Some  agency  securities  are  backed by the full  faith and  credit of the U.S.
government,  and  some  are  guaranteed  only  by  the  issuing  agency.  Agency securities  typically offer somewhat higher yields than U.S. Treasury securities with similar maturities.  However,  these securities may involve greater risk of default than securities backed by the U.S. Treasury.

Interest rates on agency  securities may be fixed for the term of the investment
(fixed-rate   agency   securities)   or  tied  to  prevailing   interest   rates
(floating-rate agency securities).  Interest rate resets on floating-rate agency securities generally occur at intervals of one year or less, based on changes in a predetermined interest rate index.

Floating-rate  agency  securities  frequently  have caps  limiting the extent to which coupon rates can be raised.  The price of a floating-rate  agency security may decline if its capped coupon rate is lower than  prevailing  market interest rates. Fixed- and floating-rate agency securities may be issued with a call date
(which permits  redemption before the maturity date). The exercise of a call may reduce an obligation's yield to maturity.

INTEREST RATE RESETS ON FLOATING-RATE U.S. GOVERNMENT AGENCY SECURITIES

Interest  rate  resets  on  floating-rate  U.S.   government  agency  securities
generally  occur at  intervals  of one year or less in  response to changes in a predetermined  interest  rate index.  There are two main  categories of indices:
those based on U.S.  Treasury  securities  and those  derived  from a calculated measure,  such as a  cost-of-funds  index.  Commonly  used  indices  include the three-month,  six-month and one-year  Treasury bill rates; the two-year Treasury note yield;  the  Eleventh  District  Federal Home Loan Bank Cost of Funds Index
(EDCOFI);  and the London  Interbank  Offered Rate (LIBOR).  Fluctuations in the
prices  of  floating-rate  U.S.   government  agency  securities  are  typically
attributed  to  differences  between the coupon  rates on these  securities  and prevailing market interest rates between interest rate reset dates.

MORTGAGE-BACKED SECURITIES

BACKGROUND

A  mortgage-backed  security  represents  an  ownership  interest  in a pool  of mortgage loans. The loans are made by financial institutions to finance home and other real estate purchases. As the loans are repaid, investors receive payments of both interest and principal.

Like  fixed-income  securities  such as  U.S.  Treasury  bonds,  mortgage-backed securities  pay a stated  rate of  interest  during  the  life of the  security.
However,  unlike a bond, which returns principal to the investor in one lump sum at  maturity,  mortgage-backed  securities  return  principal to the investor in increments during the life of the security.

Because  the timing and speed of  principal  repayments  vary,  the cash flow on mortgage-backed  securities is irregular.  If mortgage holders sell their homes, refinance  their loans,  prepay their  mortgages or default on their loans,  the principal is distributed pro rata to investors.

As with other fixed-income securities,  the prices of mortgage-backed securities fluctuate in response to changing  interest rates; when interest rates fall, the prices of  mortgage-backed  securities rise, and vice versa.  Changing  interest rates have additional  significance for  mortgage-backed  securities  investors, however,  because they influence  prepayment  rates (the rates at which mortgage
holders   prepay  their   mortgages),   which  in  turn  affect  the  yields  on
mortgage-backed  securities.  When  interest  rates  decline,  prepayment  rates generally  increase.  Mortgage  holders  take  advantage of the  opportunity  to refinance  their  mortgages  at lower rates with lower  monthly  payments.  When interest  rates rise,  mortgage  holders are less  inclined to  refinance  their mortgages.  The effect of  prepayment  activity on yield  depends on whether the mortgage-backed security was purchased at a premium or at a discount.

A fund may receive  principal  sooner than it  expected  because of  accelerated prepayments. Under these circumstances, the fund might have to reinvest returned principal  at rates lower than it would have earned if principal  payments  were made  on  schedule.  Conversely,  a  mortgage-backed  security  may  exceed  its anticipated  life if  prepayment  rates  decelerate  unexpectedly.  Under  these circumstances,  a fund  might miss an  opportunity  to earn  interest  at higher prevailing rates.

GNMA CERTIFICATES

The Government National Mortgage  Association (GNMA) is a wholly owned corporate instrumentality  of the United States within the Department of Housing and Urban
Development.  The  National  Housing  Act of 1934  (Housing  Act),  as  amended, authorizes  GNMA to guarantee  the timely  payment of interest and  repayment of principal on certificates that are backed by a pool of mortgage loans insured by the Federal Housing  Administration  under the Housing Act, or by Title V of the
Housing Act of 1949 (FHA Loans),  or guaranteed  by the Veterans'  Affairs under the Servicemen's Readjustment Act of 1944 (VA Loans), as amended, or by pools of other eligible  mortgage loans. The Housing Act provides that the full faith and credit of the U.S.  government is pledged to the payment of all amounts that may be required to be paid under any  guarantee.  GNMA has  unlimited  authority  to borrow  from the U.S.  Treasury  in order  to meet its  obligations  under  this guarantee.

GNMA  certificates  represent  a pro rata  interest  in one or more pools of the following types of mortgage loans:  (a) fixed-rate level payment mortgage loans;
(b) fixed-rate  graduated payment mortgage loans (GPMs);  (c) fixed-rate growing
equity  mortgage  loans  (GEMs);  (d)  fixed-rate   mortgage  loans  secured  by
manufactured (mobile) homes (MHs); (e) mortgage loans on multifamily residential
properties  under   construction   (CLCs);   (f)  mortgage  loans  on  completed
multifamily  projects  (PLCs);  (g) fixed-rate  mortgage loans that use escrowed funds to reduce the borrower's  monthly  payments  during the early years of the mortgage loans (buydown mortgage loans); and (h) mortgage loans that provide for payment  adjustments  based on periodic  changes in  interest  rates or in other payment terms of the mortgage loans.

FANNIE MAE CERTIFICATES

The Federal National  Mortgage  Association  (FNMA or Fannie Mae) is a federally chartered and privately owned corporation established under the Federal National
Mortgage Association Charter Act. Fannie Mae was originally  established in 1938 as a U.S.  government agency designed to provide  supplemental  liquidity to the mortgage market and was reorganized as a stockholder-owned and privately managed corporation by  legislation  enacted in 1968.  Fannie Mae acquires  capital from investors who would not ordinarily invest in mortgage loans directly and thereby expands the total amount of funds  available for housing.  This money is used to buy home mortgage loans from local lenders,  replenishing  the supply of capital available for mortgage lending.

Fannie Mae  certificates  represent a pro rata  interest in one or more pools of
FHA Loans,  VA Loans,  or, most  commonly,  conventional  mortgage  loans (i.e., mortgage loans that are not insured or guaranteed by a government agency) of the following  types:  (a) fixed-rate  level payment  mortgage loans; (b) fixed-rate growing equity mortgage loans; (c) fixed-rate  graduated payment mortgage loans;
(d) adjustable-rate mortgage loans; and (e) fixed-rate mortgage loans secured by multifamily projects.

Fannie  Mae  certificates  entitle  the  registered  holder to  receive  amounts representing  a pro rata interest in scheduled  principal and interest  payments
(at the  certificate's  pass-through  rate,  which is net of any  servicing  and guarantee fees on the underlying mortgage loans), any principal prepayments, and a  proportionate  interest in the full  principal  amount of any  foreclosed  or otherwise  liquidated mortgage loan. The full and timely payment of interest and repayment of principal on each Fannie Mae  certificate  is  guaranteed by Fannie
Mae;  this  guarantee  is not  backed by the full  faith and  credit of the U.S.
government.

FREDDIE MAC CERTIFICATES

The Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) is a corporate instrumentality  of the United States  created  pursuant to the  Emergency  Home
Finance  Act of 1970  (FHLMC  Act),  as  amended.  Freddie  Mac was  established primarily for the purpose of increasing the availability of mortgage credit. Its principal activity consists of purchasing  first-lien  conventional  residential mortgage  loans  (and  participation  interests  in  such  mortgage  loans)  and reselling  these  loans in the  form of  mortgage-backed  securities,  primarily
Freddie Mac certificates.

Freddie Mac  certificates  represent a pro rata  interest in a group of mortgage loans (a Freddie Mac certificate  group)  purchased by Freddie Mac. The mortgage loans underlying  Freddie Mac certificates  consist of fixed- or adjustable-rate mortgage  loans  with  original  terms to  maturity  of between 10 and 30 years, substantially  all of which are secured by  first-liens  on one- to  four-family residential  properties or  multifamily  projects.  Each mortgage loan must meet standards  set  forth in the FHLMC  Act.  A Freddie  Mac  certificate  group may include whole loans, participation interests in whole loans, undivided interests in whole loans,  and  participations  composing  another Freddie Mac certificate group.

Freddie Mac guarantees to each  registered  holder of a Freddie Mac  certificate the timely  payment of interest  at the rate  provided  for by the  certificate.
Freddie Mac also guarantees  ultimate collection of all principal on the related mortgage  loans,  without  any  offset  or  deduction,  but  generally  does not guarantee the timely repayment of principal.  Freddie Mac may remit principal at any time after default on an underlying mortgage loan, but no later than 30 days following (a) foreclosure  sale, (b) payment of a claim by any mortgage insurer, or (c) the expiration of any right of redemption, whichever occurs later, and in any event no later than one year after  demand has been made upon the  mortgager for accelerated payment of principal.  Obligations guaranteed by Freddie Mac are not backed by the full faith and credit pledge of the U.S. government.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

A  CMO  is  a  multiclass  bond  backed  by  a  pool  of  mortgage  pass-through certificates or mortgage loans.  CMOs may be  collateralized by (a) GNMA, Fannie
Mae or Freddie Mac  pass-through  certificates;  (b)  unsecured  mortgage  loans insured by the Federal Housing Administration or guaranteed by the Department of
Veterans'  Affairs;  (c)  unsecuritized   conventional  mortgages;  or  (d)  any
combination thereof.

In  structuring  a CMO,  an issuer  distributes  cash  flow from the  underlying collateral over a series of classes called tranches. Each CMO is a set of two or more  tranches,  with  average  lives and cash flow  patterns  designed  to meet specific investment  objectives.  The average life expectancies of the different tranches in a four-part  deal,  for example,  might be two,  five,  seven and 20 years.

As payments on the underlying mortgage loans are collected,  the CMO issuer pays the coupon rate of interest to the  bondholders in each tranche.  At the outset, scheduled  and  unscheduled  principal  payments  go to  investors  in the first tranches.  Investors in later tranches do not begin receiving principal payments until the prior  tranches  are paid off.  This  basic  type of CMO is known as a sequential pay or plain vanilla CMO.

Some CMOs are structured so that the prepayment or market risks are  transferred from one tranche to another.  Prepayment  stability is improved in some tranches if other tranches absorb more prepayment variability.

The final  tranche of a CMO often  takes the form of a Z-bond,  also known as an accrual  bond or accretion  bond.  Holders of these  securities  receive no cash until the earlier  tranches  are paid in full.  During the period that the other tranches are outstanding,  periodic  interest  payments are added to the initial face amount of the Z-bond but are not paid to investors. When the prior tranches are retired, the Z-bond receives coupon payments on its higher principal balance plus any principal prepayments from the underlying mortgage loans. The existence of a Z-bond tranche helps stabilize cash flow patterns in the other tranches. In a changing interest rate environment,  however, the value of the Z-bond tends to be more volatile.

As CMOs have evolved, some classes of CMO bonds have become more prevalent.  The planned  amortization  class (PAC) and targeted  amortization  class (TAC),  for example,  were designed to reduce prepayment risk by establishing a sinking-fund structure.  PAC and TAC bonds  assure to varying  degrees  that  investors  will receive payments over a predetermined period under various prepayment scenarios.
Although  PAC and TAC bonds are  similar,  PAC bonds are better  able to provide stable cash flows under various  prepayment  scenarios than TAC bonds because of the order in which these tranches are paid.

The existence of a PAC or TAC tranche can create higher levels of risk for other tranches in the CMO because the  stability of the PAC or TAC tranche is achieved by creating at least one other tranche -- known as a companion bond,  support or non-PAC bond -- that absorbs the  variability of principal  cash flows.  Because companion bonds have a high degree of average life  variability,  they generally pay a higher yield. A TAC bond can have some of the prepayment  variability of a companion bond if there is also a PAC bond in the CMO issue.

Floating-rate  CMO tranches  (floaters)  pay a variable rate of interest that is usually tied to the LIBOR.  Institutional investors with short-term liabilities, such as commercial banks, often find floating-rate CMOs attractive  investments.
Super  floaters  (which  float a certain  percentage  above  LIBOR) and  inverse floaters  (which  float  inversely  to  LIBOR)  are  variations  on the  floater structure that have highly variable cash flows.

STRIPPED MORTGAGE-BACKED SECURITIES

Stripped  mortgage-backed  securities are created by segregating  the cash flows from underlying  mortgage loans or mortgage securities to create two or more new securities,  each  with a  specified  percentage  of the  underlying  security's principal  or interest  payments.  Mortgage-backed  securities  may be partially stripped so that each investor class receives some interest and some  principal.
When  securities  are  completely  stripped,  however,  all of the  interest  is distributed  to  holders  of one type of  security,  known  as an  interest-only security,  or IO, and all of the principal is  distributed to holders of another type of  security  known as a  principal-only  security,  or PO.  Strips  can be created in a pass-through structure or as tranches of a CMO.

The  market  values  of IOs and POs are  very  sensitive  to  interest  rate and prepayment rate fluctuations.  POs, for example, increase (or decrease) in value as interest rates decline (or rise). The price behavior of these securities also depends  on  whether  the  mortgage  collateral  was  purchased  at a premium or discount to its par value. Prepayments on discount coupon POs generally are much lower than  prepayments on premium coupon POs. IOs may be used to hedge a fund's other investments  because prepayments cause the value of an IO strip to move in the opposite direction from other mortgage-backed securities.

COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)

CMBS are securities  created from a pool of commercial  mortgage loans,  such as loans for hotels, shopping centers, office buildings,  apartment buildings,  and the like.  Interest and principal payments from these loans are passed on to the investor according to a particular  schedule of payments.  They may be issued by
U.S.  government  agencies  or by private  issuers.  The credit  quality of CMBS depends primarily on the quality of the underlying loans and on the structure of the particular deal. Generally, deals are structured with senior and subordinate classes.  Multiple  classes may permit the issuance of  securities  with payment terms,  interest  rates, or other  characteristics  differing both from those of each other and those of the underlying  assets.  Examples include classes having characteristics  such as floating  interest rates or scheduled  amortization  of principal.  Rating agencies rate the individual classes of the deal based on the degree of seniority or  subordination  of a particular  class and other factors.
The value of these securities may change because of actual or perceived  changes in the  creditworthiness of individual  borrowers,  their tenants, the servicing agents, or the general state of commercial real estate and other factors.

ADJUSTABLE-RATE MORTGAGE LOANS (ARMS)

ARMs  eligible for  inclusion in a mortgage  pool  generally  will provide for a fixed initial mortgage  interest rate for a specified period of time,  generally for  either  the first  three,  six,  12,  24,  36, 60 or 84  scheduled  monthly payments.  Thereafter,  the  interest  rates are subject to periodic  adjustment based on changes in an index.

ARMs have minimum and maximum rates beyond which the mortgage  interest rate may not vary over the  lifetime of the loan.  Certain  ARMs  provide for  additional limitations on the maximum amount by which the mortgage interest rate may adjust for any  single  adjustment  period.  Negatively  amortizing  ARMs  may  provide limitations on changes in the required monthly  payment.  Limitations on monthly payments can result in monthly payments that are greater or less than the amount necessary  to  amortize  a  negatively  amortizing  ARM by its  maturity  at the interest rate in effect during any particular month.

There are two types of indices that provide the basis for ARM rate  adjustments:
those based on market rates and those based on a calculated  measure,  such as a cost-of-funds  index or a moving average of mortgage  rates.  Commonly  utilized indices include the one-year,  three-year and five-year  constant  maturity U.S.
Treasury  rates (as  reported by the Federal  Reserve  Board);  the  three-month
Treasury  bill  rate;  the  180-day  Treasury  bill rate;  rates on  longer-term
Treasury securities;  the Eleventh District Federal Home Loan Bank Cost of Funds
Index  (EDCOFI);  the  National  Median  Cost of  Funds  Index;  the  one-month, three-month,  six-month or one-year London  Interbank  Offered Rate (LIBOR);  or six-month  CD  rates.  Some  indices,  such as the  one-year  constant  maturity
Treasury rate or three-month LIBOR, are highly correlated with changes in market interest rates. Other indices, such as the EDCOFI, tend to lag behind changes in market rates and be somewhat less volatile over short periods of time.

The EDCOFI  reflects the monthly  weighted  average cost of funds of savings and loan  associations  and savings banks whose home offices are located in Arizona,
California and Nevada (the Federal Home Loan Bank Eleventh District) and who are
member  institutions of the Federal Home Loan Bank of San Francisco (the FHLB of
San Francisco),  as computed from statistics tabulated and published by the FHLB of San Francisco. The FHLB of San Francisco normally announces the Cost of Funds
Index on the last working day of the month following the month in which the cost of funds was incurred.

One-year and three-year Constant Maturity Treasury (CMT) rates are calculated by the  Federal  Reserve  Bank of New York,  based on daily  closing  bid yields on actively traded Treasury  securities  submitted by five leading  broker-dealers.
The median bid yields are used to construct a daily yield curve.

The National  Median Cost of Funds Index,  similar to the EDCOFI,  is calculated monthly by the Federal Home Loan Bank Board (FHLBB) and  represents  the average monthly  interest  expenses on  liabilities  of member  institutions.  A median, rather than an arithmetic mean, is used to reduce the effect of extreme numbers.

LIBOR is the rate at which banks in London offer  Eurodollars  in trades between banks.  LIBOR has become a key rate in the U.S. domestic money market because it is perceived to reflect the true global cost of money.

The  portfolio  managers  may  invest  in  ARMs  whose  periodic  interest  rate adjustments are based on new indices as these indices become available.

ASSET-BACKED SECURITIES (ABS)

ABS are  structured  like  mortgage-backed  securities,  but instead of mortgage loans or interest in mortgage  loans,  the  underlying  assets may include,  for example,  such items as motor  vehicle  installment  sales or  installment  loan contracts,  leases of various types of real and personal  property,  home equity loans,  student loans,  small business loans,  and receivables  from credit card agreements.  The ability of an issuer of asset-backed  securities to enforce its security interest in the underlying  assets may be limited.  The value of an ABS is  affected by changes in the  market's  perception  of the assets  backing the security,  the  creditworthiness  of the servicing  agent for the loan pool, the originator  of the loans,  or the  financial  institution  providing  any credit enhancement.

Payments  of  principal  and  interest  passed  through  to  holders  of ABS are typically  supported  by some  form of credit  enhancement,  such as a letter of credit,  surety  bond,  limited  guarantee  by another  entity or a priority  to certain of the borrower's  other  securities.  The degree of credit  enhancement varies, and generally applies to only a fraction of the asset-backed  security's par value until exhausted.  If the credit enhancement of an ABS held by the fund has been exhausted,  and if any required  payments of principal and interest are not made with respect to the underlying loans, the fund may experience losses or delays in receiving payment.

Some types of ABS may be less  effective  than other  types of  securities  as a means of "locking in" attractive  long-term  interest  rates.  One reason is the need to  reinvest  prepayments  of  principal;  another  is the  possibility  of significant  unscheduled  prepayments resulting from declines in interest rates.
These prepayments would have to be reinvested at lower rates. As a result, these securities  may have less potential for capital  appreciation  during periods of declining  interest  rates  than  other  securities  of  comparable  maturities, although they may have a similar risk of decline in market value during  periods of  rising  interest  rates.  Prepayments  may also  significantly  shorten  the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in  prepayments  may  increase the  effective  maturities  of these  securities, subjecting  them to a greater  risk of decline in market  value in  response  to
rising  interest  rates  than  traditional  debt  securities,   and,  therefore,
potentially increasing the volatility of the fund.

The risks of investing in ABS are  ultimately  dependent  upon the  repayment of loans  by the  individual  or  corporate  borrowers.  Although  the  fund  would generally have no recourse  against the entity that  originated the loans in the event of default by a borrower,  ABS typically  are  structured to mitigate this risk of default.

Asset-backed  securities are generally issued in more than one class,  each with different payment terms. Multiple class asset-backed securities may be used as a method of providing credit support through creation of one or more classes whose right to  payments  is made  subordinate  to the right to such  payments  of the remaining  class or classes.  Multiple  classes  also may permit the issuance of securities with payment terms, interest rates or other characteristics differing both from those of each other and from those of the underlying assets.  Examples include  so-called  strips  (asset-backed  securities  entitling  the  holder to disproportionate  interests  with  respect to the  allocation  of  interest  and principal  of the assets  backing the  security),  and  securities  with classes having characteristics such as floating interest rates or scheduled amortization of principal.

INVESTMENT POLICIES

Unless otherwise indicated,  with the exception of the percentage limitations on borrowing,  the policies  described below apply at the time a fund enters into a transaction.  Accordingly,  any later increase or decrease  beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment policies.

FUNDAMENTAL INVESTMENT POLICIES

The funds' fundamental investment policies are set forth below. These investment policies  and the funds'  investment  objectives  set forth in Exhibit II to the
Proxy Statement and Prospectus may not be changed without approval of a majority of the outstanding  votes of shareholders of a fund, as determined in accordance with the Investment Company Act.

SUBJECT             POLICY
--------------------------------------------------------------------------------
Senior              A fund may not issue senior securities,  except as permitted
Securities          under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing           A fund  may  not  borrow  money,  except  for  temporary  or emergency  purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the fund's total assets.
--------------------------------------------------------------------------------
Lending             A fund may not lend any  security or make any other loan if, as a result,  more than  33 1/3% of the fund's total assets would be lent to  other  parties,  except  (i)  through  the
                    purchase  of  debt   securities  in   accordance   with  its
                    investment  objective,  policies and  limitations or (ii) by engaging in repurchase  agreements with respect to portfolio securities.
--------------------------------------------------------------------------------
Real Estate         A fund may not purchase or sell real estate unless  acquired as a result of ownership of securities or other instruments.
                    This  policy  shall not  prevent a fund  from  investing  in securities  or other  instruments  backed by real  estate or securities  of  companies  that  deal in real  estate or are engaged in the real estate business.
--------------------------------------------------------------------------------
Concentration       A fund may not  concentrate its investments in securities of issuers in a  particular  industry  (other  than  securities issued or  guaranteed  by the U.S.  government or any of its agencies or instrumentalities).
--------------------------------------------------------------------------------
Underwriting        A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an  underwriter  within the meaning of the Securities Act of
                    1933 in the disposition of restricted securities.
--------------------------------------------------------------------------------
Commodities         A fund may not purchase or sell physical  commodities unless acquired as a result of  ownership  of  securities  or other
                    instruments,   provided  that  this  limitation   shall  not
                    prohibit  the fund from  purchasing  or selling  options and futures  contracts or from  investing in securities or other instruments backed by physical commodities.
--------------------------------------------------------------------------------
Control             A fund may not invest for  purposes  of  exercising  control over management.
--------------------------------------------------------------------------------

For purposes of the investment  restrictions  relating to lending and borrowing, the funds have  received an exemptive  order from the SEC regarding an interfund lending  program.  Under the terms of the exemptive  order, the funds may borrow money from or lend money to other  American  Century-advised  funds that  permit such  transactions.  All such  transactions  will be  subject  to the limits for borrowing  and lending set forth above.  The funds will borrow money through the program  only when the costs are equal to or lower than the costs of  short-term bank loans.  Interfund loans and borrowings normally extend only overnight,  but can have a maximum  duration  of seven  days.  The funds will lend  through  the program  only when the  returns  are  higher  than  those  available  from other short-term  instruments (such as repurchase  agreements).  The funds may have to borrow from a bank at a higher  interest rate if an interfund  loan is called or not  renewed.  Any delay in  repayment  to a lending fund could result in a lost investment opportunity or additional borrowing costs.

For purposes of the investment  restriction  relating to  concentration,  a fund shall not purchase any  securities  that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers  conducting  their principal  business  activities in the same industry, provided that

(a)  there is no limitation with respect to obligations  issued or guaranteed by the U.S.  government,  any state,  territory  or  possession  of the United
     States,  the  District of Columbia or any of their  authorities,  agencies, instrumentalities  or  political  subdivisions  and  repurchase  agreements secured by such obligations,

(b)  wholly owned finance  companies  will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents,

(c)  utilities will be divided  according to their services,  for example,  gas, gas  transmission,  electric and gas,  electric and telephone  will each be considered a separate industry, and

(d)  personal credit and business credit businesses will be considered  separate industries.

NONFUNDAMENTAL INVESTMENT POLICIES

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Directors.

SUBJECT             POLICY
--------------------------------------------------------------------------------
Leveraging          A fund may not purchase additional  investment securities at any time during which  outstanding  borrowings exceed 15% of the total assets of the fund.
--------------------------------------------------------------------------------
Liquidity           A fund  may  not  purchase  any  security  or  enter  into a repurchase  agreement if, as a result,  more than 15% of its
                    net  assets  would  be  invested  in  illiquid   securities.
                    Illiquid   securities  include  repurchase   agreements  not
                    entitling  the holder to payment of  principal  and interest within  seven  days,  and  securities  that are  illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.
--------------------------------------------------------------------------------
Short Sales         A fund may not sell securities short,  unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions
                    in  futures   contracts   and  options  are  not  deemed  to
                    constitute selling securities short.
--------------------------------------------------------------------------------
Margin               A fund may not  purchase  securities  on  margin,  except t obtain  such  short-term  credits as are  necessary  for the clearance of transactions, and provided that margin payments in connection with futures  contracts and options on futures contracts  shall not  constitute  purchasing  securities  on margin.
--------------------------------------------------------------------------------
Futures             A fund may enter into  futures  contracts  and write and buy
and Options         put and call options relating to futures  contracts.  A fund may not, however,  enter into leveraged futures transactions if it would be  possible  for the fund to lose more than the notional value of the investment.
--------------------------------------------------------------------------------
Issuers             A fund may  invest a portion  of its  assets  in the  equity
with                securities of issuers with limited operating  histories.  An
Limited             issuer is considered to have a limited  operating history if
Operating           that  issuer  has a  record  of less  than  three  years  of
Histories           continuous   operation.   Periods  of   capital   formation,
                    incubation, consolidations, and research and development may be considered in determining whether a particular issuer has a record of three years of continuous operation.
 -------------------------------------------------------------------------------

The Investment  Company Act imposes  certain  additional  restrictions  upon the
funds'   ability  to  acquire   securities   issued  by   insurance   companies,
broker-dealers,  underwriters or investment advisors, and upon transactions with affiliated  persons as defined  by the Act.  It also  defines  and  forbids  the creation of cross and circular  ownership.  Neither the SEC nor any other agency of the federal or state government  participates in or supervises the management of the funds or their investment practices or policies.

PORTFOLIO TURNOVER

As new funds, the funds do not have financial highlights.

The  managers  may sell  securities  without  regard  to the  length of time the security has been held. Accordingly,  each fund's portfolio turnover rate may be substantial.

The portfolio managers intend to purchase a given security whenever they believe it will  contribute  to the stated  objective of a particular  fund. In order to achieve each fund's investment objective, the managers may sell a given security regardless  of the  length  of  time it has  been  held  in the  portfolio,  and regardless  of the gain or loss  realized on the sale.  The  managers may sell a portfolio  security if they  believe  that the  security is not  fulfilling  its purpose  because,  among  other  things,  it did not  live  up to the  managers'
expectations,  because it may be replaced with another  security holding greater promise,  because it has reached its optimum  potential,  because of a change in the  circumstances  of a particular  company or industry or in general  economic conditions, or because of some combination of such reasons.

When a general decline in security  prices is anticipated,  the equity funds may decrease or eliminate  entirely  their equity  positions and increase their cash positions,  and when a general rise in price levels is  anticipated,  the equity funds may increase  their equity  positions and decrease  their cash  positions.
However, it should be expected that the funds will, under most circumstances, be essentially fully invested in equity securities.

Because investment  decisions are based on a particular  security's  anticipated contribution to a fund's  investment  objective,  the managers  believe that the rate of portfolio  turnover is irrelevant  when they  determine that a change is required to pursue the fund's investment objective. As a result, a fund's annual portfolio  turnover  rate cannot be  anticipated  and may be higher than that of other mutual funds with similar  investment  objectives.  Higher  turnover would generate  correspondingly  greater  brokerage  commissions,  which is a cost the funds pay directly.  Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, because  short-term  capital gains are taxable as ordinary income.

Because the managers do not take portfolio  turnover rate into account in making investment  decisions,  (1) the managers  have no intention of  maintaining  any particular  rate  of  portfolio  turnover,  whether  high  or  low,  and (2) the portfolio  turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

THE BOARD OF DIRECTORS AND MANAGEMENT

The Board of Directors  oversees the  management of the funds and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Directors  does not  manage the  funds,  it has hired the  advisor to do so. The directors, in carrying out their fiduciary duty under the Investment Company Act of 1940, are  responsible  for approving new and existing  management  contracts with the funds'  advisor.  In  carrying  out these  responsibilities,  the board reviews material factors to evaluate such contracts,  including (but not limited
to) assessment of information  related to the advisor's  performance and expense ratios,  estimates  of income and  indirect  benefits  (if any)  accruing to the advisor,  the advisor's  overall  management  and projected  profitability,  and services provided to the funds and their investors.

The board has the  authority  to manage the  business  of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility.  Consequently,  the directors may adopt Bylaws providing for the regulation  and  management of the affairs of the funds and may amend and repeal them to the  extent  that such  Bylaws do not  reserve  that right to the funds'
investors. They may fill vacancies in or reduce the number of board members, and may elect and remove such officers and appoint and terminate such agents as they consider  appropriate.  They may appoint from their own number and establish and terminate one or more  committees  consisting  of two or more  directors who may exercise the powers and  authority of the board to the extent that the directors determine.  They may, in  general,  delegate  such  authority  as they  consider desirable to any officer of the funds,  to any  committee  of the board,  to any agent or  employee  of the funds,  or to any  custodian,  transfer  or  investor servicing agent, or principal  underwriter.  Any  determination as to what is in the  interests  of the  funds  made by the  directors  in good  faith  shall  be conclusive.

The individuals  listed below serve as directors or officers of the funds.  Each director  serves until his or her  successor  is duly  elected and  qualified or until he or she retires.  Mandatory retirement age for independent  directors is
72. Those listed as interested directors are "interested" primarily by virtue of their  engagement as officers of American Century  Companies,  Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries,  including the funds' investment advisor, American Century Investment Management, Inc. (ACIM or the advisor); the funds' principal underwriter, American Century Investment Services, Inc. (ACIS);
and the funds' transfer agent, American Century Services, LLC (ACS).

The  other  directors  (more  than   three-fourths  of  the  total  number)  are
independent; that is, they have never been employees or officers of, and have no financial  interest  in, ACC or any of its  wholly  owned,  direct or  indirect, subsidiaries, including ACIM, ACIS and ACS. The directors serve in this capacity for six registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in similar  capacities for the other 13 investment  companies  advised by ACIM, or American  Century Global
Investment  Management,  Inc. (ACGIM), a wholly owned subsidiary of ACIM, unless otherwise  noted.  Only officers  with  policy-making  functions are listed.  No officer is  compensated  for his or her service as an officer of the funds.  The
listed   officers  are  interested   persons  of  the  funds  and  appointed  or
re-appointed  on an annual basis.  The officers serve in similar  capacities for the other 13 registered investment companies advised by ACIM.

--------------------------------------------------------------------------------
INTERESTED DIRECTORS
--------------------------------------------------------------------------------

JAMES E. STOWERS, JR.(1), 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1924

POSITION(S) HELD WITH FUNDS: Director, Co-Vice Chairman

FIRST YEAR OF SERVICE: 1958

PRINCIPAL  OCCUPATION(S) DURING PAST 5 YEARS: Founder,  Director and Controlling
Shareholder,  ACC;  Chairman,  ACC (January  1995 to December  2004);  Director,
ACGIM, ACIM, ACIS, ACS and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

JAMES E. STOWERS III(1), 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1959

POSITION(S) HELD WITH FUNDS: Director, Co-Vice Chairman

FIRST YEAR OF SERVICE: 1990

PRINCIPAL  OCCUPATION(S)  DURING PAST 5 YEARS:  Chairman,  ACC (January  2005 to
present);  Co-Chairman, ACC (September 2000 to December 2004); Chairman, ACS and
other ACC  subsidiaries;  Director,  ACC, ACGIM,  ACIS,  ACIM, ACS and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------

THOMAS A. BROWN, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1940

POSITION(S) HELD WITH FUNDS: Director

FIRST YEAR OF SERVICE: 1980

PRINCIPAL  OCCUPATION(S) DURING PAST 5 YEARS: Retired,  formerly Chief Executive
Officer/Treasurer, ASSOCIATED BEARINGS COMPANY

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

ANDREA C. HALL, PH.D., 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUNDS: Director

FIRST YEAR OF SERVICE: 1997

PRINCIPAL  OCCUPATION(S)  DURING PAST 5 YEARS:  Senior Vice  President,  MIDWEST
RESEARCH INSTITUTE

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

D.D. (DEL) HOCK, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1935

POSITION(S) HELD WITH FUNDS: Director

FIRST YEAR OF SERVICE: 1996

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired,  formerly Chairman, PUBLIC
SERVICE COMPANY OF COLORADO

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, ALLIED MOTION TECHNOLOGIES, INC.
--------------------------------------------------------------------------------

DONALD H. PRATT, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1937

POSITION(S) HELD WITH FUNDS: Director, Chairman of the Board

FIRST YEAR OF SERVICE: 1995

PRINCIPAL  OCCUPATION(S)  DURING PAST 5 YEARS:  Chairman,  WESTERN  INVESTMENTS,
INC.; Retired Chairman of the Board, BUTLER MANUFACTURING COMPANY

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

GALE E. SAYERS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1943

POSITION(S) HELD WITH FUNDS: Director

FIRST YEAR OF SERVICE: 2000

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President,  Chief Executive Officer
and Founder, SAYERS40, INC., a technology products and services provider

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, TRIAD HOSPITALS, INC.
--------------------------------------------------------------------------------

(1)  JAMES E. STOWERS, JR. IS THE FATHER OF JAMES E. STOWERS III.

--------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------

M. JEANNINE STRANDJORD, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUNDS: Director

FIRST YEAR OF SERVICE: 1994

PRINCIPAL  OCCUPATION(S)  DURING  PAST 5 YEARS:  Retired,  formerly  Senior Vice
President, SPRINT CORPORATION

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57

OTHER DIRECTORSHIPS HELD BY DIRECTOR:  Director,  DST SYSTEMS,  INC.;  Director,
EURONET WORLDWIDE, INC.
--------------------------------------------------------------------------------

TIMOTHY S. WEBSTER, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1961

POSITION(S) HELD WITH FUNDS: Director

FIRST YEAR OF SERVICE: 2001

PRINCIPAL  OCCUPATION(S)  DURING  PAST 5 YEARS:  President  and Chief  Executive
Officer, AMERICAN ITALIAN PASTA COMPANY (1992 to December 2005)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 57

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------

WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1955

POSITION(S) HELD WITH FUNDS: President

FIRST YEAR OF SERVICE: 2000

PRINCIPAL  OCCUPATION(S)  DURING  PAST 5 YEARS:  Chief  Executive  Officer,  ACC
(September 2000 to present);  President, ACC (June 1997 to present). Also serves as: Chief  Executive  Officer and  President,  ACIS,  ACGIM,  ACIM and other ACC subsidiaries,  Executive Vice President,  ACS; Director, ACC, ACGIM, ACIM, ACIS,
ACS and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: Not applicable

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Not applicable
--------------------------------------------------------------------------------

JONATHAN THOMAS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1963

POSITION(S) HELD WITH FUNDS: Executive Vice President

FIRST YEAR OF SERVICE: 2005

PRINCIPAL  OCCUPATION(S)  DURING PAST 5 YEARS:  Executive  Vice  President,  ACC
(November  2005 to present);  Managing  Director,  Morgan Stanley (March 2000 to
November 2005)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: Not applicable

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Not  applicable
--------------------------------------------------------------------------------

MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1956

POSITION(S)  HELD  WITH  FUNDS:  Senior  Vice  President,  Treasurer  and  Chief
Financial Officer

FIRST YEAR OF SERVICE: 2000

PRINCIPAL  OCCUPATION(S) DURING PAST 5 YEARS: Assistant Treasurer,  ACC (January
1995 to  present).  Also  serves  as:  Senior  Vice  President,  ACS;  Assistant
Treasurer, ACGIM, ACIM, ACIS, ACS and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: Not applicable

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Not applicable
--------------------------------------------------------------------------------

DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1958

POSITION(S) HELD WITH FUNDS: Senior Vice President and General Counsel

FIRST YEAR OF SERVICE: 2000

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: VICE PRESIDENT,  ACC (February 2001
to present); General Counsel, ACC (June 1998 to present). Also serves as: Senior
Vice  President  and  General  Counsel,  ACGIM,  ACIM,  ACIS,  ACS and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: Not applicable

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Not applicable
--------------------------------------------------------------------------------

CHARLES C.S. PARK, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1967

POSITION(S) HELD WITH FUNDS: Vice President and Chief Compliance Officer

FIRST YEAR OF SERVICE: 2000

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACS, ACIM
and ACGIM  (March  2005 to  present);  Vice  President,  ACS  (February  2000 to present); Assistant General Counsel, ACS (January 1998 to March 2005)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: Not applicable

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Not applicable
--------------------------------------------------------------------------------

ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1966

POSITION(S) HELD WITH FUNDS: Controller

FIRST YEAR OF SERVICE: 1997

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President,  ACS (February 2000
to present); Controller-Fund Accounting, ACS (June 1997 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: Not applicable

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Not applicable
--------------------------------------------------------------------------------

JON ZINDEL, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1967

POSITION(S) HELD WITH FUNDS: Tax Officer

FIRST YEAR OF SERVICE: 1997

PRINCIPAL  OCCUPATION(S) DURING PAST 5 YEARS: Vice President,  ACC (October 2001
to present);  Vice President,  Corporate Tax, ACS (April 1998 to present).  Also serves as: Vice President, ACGIM, ACIM, ACIS and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: Not applicable

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Not applicable
--------------------------------------------------------------------------------

On December 23,  1999,  American  Century  Services,  LLC (ACS)  entered into an agreement with DST Systems, Inc. (DST) under which DST would provide back office software for transfer agency services  provided by ACS (the Agreement).  For its software,  ACS pays DST fees  based in part on the  number of  accounts  and the number and type of transactions  processed for those accounts.  Through December
31, 2005,  DST received  $XXXXXXXXXXXX  in fees from ACS.  DST's revenue for the calendar year ended December 31, 2005 was approximately $XXX billion.

Ms.  Strandjord is a director of DST and a holder of 30,916 shares and possesses options to acquire an additional  55,890 shares of DST common stock,  the sum of which is less than one percent  (1%) of the shares  outstanding.  Because of her official  duties as a director  of DST,  she may be deemed to have an  "indirect interest" in the Agreement. However, the Board of Directors of the funds was not required to nor did it approve or disapprove the Agreement,  since the provision of the services  covered by the  Agreement is within the  discretion of ACS. DST was chosen by ACS for its industry-leading role in providing cost-effective back office support for mutual fund service providers such as ACS. DST is the largest mutual fund transfer agent,  servicing more than 75 million mutual fund accounts on its shareholder  recordkeeping system. Ms. Strandjord's role as a director of
DST was  not  considered  by ACS;  she was  not  involved  in any way  with  the negotiations  between ACS and DST; and her status as a director of either DST or the funds was not a factor in the  negotiations.  The Board of  Directors of the funds and Bryan Cave LLP,  counsel to the  independent  directors  of the funds, have  concluded  that  the  existence  of this  Agreement  does not  impair  Ms.
Strandjord's  ability to serve as an  independent  director under the Investment
Company Act.

COMMITTEES

The board has five  standing  committees  to oversee  specific  functions of the funds'  operations.  Information  about  these  committees  appears in the table below. The director first named serves as chairman of the committee.

--------------------------------------------------------------------------------
COMMITTEE: EXECUTIVE
--------------------------------------------------------------------------------
Members: Donald H. Pratt, James E. Stowers III, M. Jeannine Strandjord

Function:  The  Executive  Committee  performs  the  functions  of the  Board of
Directors  between board  meetings,  subject to the limitations on its power set out in the Maryland General  Corporation Law, and except for matters required by the Investment Company Act to be acted upon by the whole board.

Number of Meetings Held During Last Fiscal Year: 0
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMITTEE: COMPLIANCE AND SHAREHOLDER COMMUNICATIONS
--------------------------------------------------------------------------------
Members:  Andrea C. Hall,  Ph.D.,  Thomas A. Brown,  Gale E. Sayers, M. Jeannine
Strandjord

Function:  The Compliance and Shareholder  Communications  Committee reviews the results of the funds' compliance testing program, reviews quarterly reports from the communications advisor to the board regarding various compliance matters and monitors  the  implementation  of the  funds'  Code  of  Ethics,  including  any violations.

Number of Meetings Held During Last Fiscal Year: 4
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMITTEE: AUDIT
--------------------------------------------------------------------------------
Members: D.D. (Del) Hock, Donald H. Pratt, Timothy S. Webster

Function:  The Audit Committee approves the engagement of the funds' independent registered public accounting firm, recommends approval of such engagement to the independent  trustees,  and oversees the  activities  of the funds'  independent registered  public  accounting  firm.  The committee  receives  reports from the advisor's Internal Audit Department,  which is accountable to the committee. The committee also receives reporting about compliance matters affecting the funds.

Number of Meetings Held During Last Fiscal Year: 4
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMITTEE: GOVERNANCE
--------------------------------------------------------------------------------
Members: Donald H. Pratt, Thomas A. Brown, M. Jeannine Strandjord

Function:   The  Governance   Committee   primarily   considers  and  recommends
individuals  for  nomination  as  directors.  The  names of  potential  director candidates are drawn from a number of sources,  including  recommendations  from members of the board,  management (in the case of interested directors only) and shareholders.  See Nominations of Directors  below.  This committee also reviews and makes  recommendations to the board with respect to the composition of board committees and other board-related  matters,  including its organization,  size, composition, responsibilities, functions and compensation.

Number of Meetings Held During Last Fiscal Year: 1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMITTEE: FUND PERFORMANCE REVIEW
--------------------------------------------------------------------------------
Members:  Timothy S. Webster, Thomas A. Brown, Andrea C. Hall, Ph.D., D.D. (Del)
Hock, Donald H. Pratt, Gale E. Sayers, M. Jeannine Strandjord

Function: The Fund Performance Review Committee reviews quarterly the investment activities and strategies  used to manage fund assets.  The committee  regularly
receives  reports  from  portfolio  managers  and  other  investment   personnel
concerning the funds' investments.

Number of Meetings Held During Last Fiscal Year: 4
--------------------------------------------------------------------------------

NOMINATIONS OF DIRECTORS

As indicated in the table above,  the Governance  Committee is  responsible  for identifying,  evaluating and recommending  qualified  candidates for election to the funds' Board of Directors.  While the Governance Committee largely considers nominees from searches that it conducts,  the Committee  will consider  director candidates  submitted  by  shareholders.  Any  shareholder  wishing  to submit a candidate  for  consideration  should  send  the  following  information  to the
Corporate  Secretary,  American Century Funds, P.O. Box 410141,  Kansas City, MO
64141 or by email to corporatesecretary@americancentury.com:

o    Shareholder's  name,  the fund  name and  number of fund  shares  owned and length of period held;

o    Name, age and address of the candidate;

o    A  detailed  resume   describing,   among  other  things,  the  candidate's
     educational background, occupation, employment history, financial knowledge and expertise and material outside commitments (e.g.,  memberships on other boards and committees, charitable foundations, etc.);

o    Any other  information  relating  to the  candidate  that is required to be disclosed  in  solicitations  of proxies for  election of  directors  in an election contest  pursuant to Regulation 14A under the Securities  Exchange
     Act of 1934;

o    Number of fund shares owned by the candidate and length of time held;

o    A supporting  statement  which (i)  describes the  candidate's  reasons for seeking  election  to the Board of  Directors  and (ii)  documents  his/her ability to satisfy the  director  qualifications  described  in the board's policy;

o    A signed  statement from the candidate  confirming  his/her  willingness to serve on the Board of Directors.

The Corporate  Secretary will promptly  forward such materials to the Governance
Committee  chairman.  The Corporate  Secretary also will maintain copies of such materials for future  reference by the  Governance  Committee when filling board positions.

Shareholders  may submit potential  director  candidates at any time pursuant to these  procedures.  The Governance  Committee will consider such candidates if a vacancy  arises or if the board  decides to expand its  membership,  and at such other times as the Governance Committee deems necessary or appropriate.

COMPENSATION OF DIRECTORS

The directors serve as directors for five American Century investment companies.
Each  director  who is not an  interested  person as defined  in the  Investment
Company Act  receives  compensation  for service as a member of the board of all five such  companies  based on a schedule  that takes into account the number of meetings  attended  and the assets of the funds for which the meetings are held.
These fees and expenses are divided among the five investment  companies  based, in part,  upon their  relative  net  assets.  Under the terms of the  management agreement with the advisor,  the funds are  responsible for paying such fees and expenses.

The following table shows the aggregate  compensation  paid by the funds for the periods  indicated and by the five investment  companies  served by the board to each  director  who is not an  interested  person as defined  in the  Investment
Company Act.

AGGREGATE DIRECTOR COMPENSATION FOR FISCAL YEAR ENDED OCTOBER 31, 2005

                                                        TOTAL COMPENSATION FROM
                             TOTAL COMPENSATION         THE AMERICAN CENTURY
NAME OF TRUSTEE              FROM THE FUNDS (1)         FAMILY OF FUNDS (2)
--------------------------------------------------------------------------------
Thomas A. Brown
--------------------------------------------------------------------------------
Andrea C. Hall, Ph.D.
--------------------------------------------------------------------------------
D.D. (Del) Hock
--------------------------------------------------------------------------------
Donald H. Pratt
--------------------------------------------------------------------------------
Gale E. Sayers
--------------------------------------------------------------------------------
M. Jeannine Strandjord
--------------------------------------------------------------------------------
Timothy S. Webster
--------------------------------------------------------------------------------

(1)  INCLUDES  COMPENSATION  PAID TO THE  DIRECTORS  FOR THE  FISCAL  YEAR ENDED
     OCTOBER 31, 2005, AND ALSO INCLUDES AMOUNTS DEFERRED AT THE ELECTION OF THE
     DIRECTORS UNDER THE AMERICAN CENTURY MUTUAL FUNDS'  INDEPENDENT  DIRECTORS'
     DEFERRED COMPENSATION PLAN.

(2)  INCLUDES COMPENSATION PAID BY THE FIVE INVESTMENT COMPANIES OF THE AMERICAN
     CENTURY FAMILY OF FUNDS SERVED BY THIS BOARD AT THE END OF THE FISCAL YEAR.
     THE TOTAL AMOUNT OF DEFERRED  COMPENSATION  INCLUDED IN THE PRECEDING TABLE
     IS AS FOLLOWS:  MR. BROWN,  $X; DR. HALL, $X; MR. HOCK, $X; MR. PRATT,  $X;
     MR. SAYERS, $X; AND MR. WEBSTER, $X.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred  Compensation Plan. Under the plan, the independent directors may defer receipt  of all or any  part of the  fees to be paid  to  them  for  serving  as directors of the funds.

All  deferred  fees are  credited to an account  established  in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance  with the  performance of one or more of the American
Century funds that are selected by the director.  The account balance  continues to fluctuate in accordance  with the  performance  of the selected fund or funds until  final  payment of all  amounts  credited to the  account.  Directors  are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director  resigns,  retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account  balances either in a lump sum payment or in  substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and,  accordingly,  the funds have no obligation to segregate  assets to secure or fund the deferred  fees. To date,  the funds have voluntarily funded their  obligations.  The rights of directors to receive their deferred fee account balances are the same as the rights of a general  unsecured creditor  of  the  funds.  The  plan  may  be  terminated  at  any  time  by the administrative  committee of the plan. If  terminated,  all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any director under the plan during the fiscal year ended October 31, 2005.

OWNERSHIP OF FUND SHARES

The funds were not in operation as of the calendar year end.

CODE OF ETHICS

The funds, their investment advisor,  principal  underwriter and, if applicable, subadvisor  have  adopted  codes of ethics  under Rule  17j-1 of the  Investment
Company  Act and the code of ethics  permits  personnel  subject  to the code to invest in securities,  including securities that may be purchased or held by the funds,  provided that they first obtain approval from the compliance  department before making such investments.

PROXY VOTING GUIDELINES

The advisor is responsible for exercising the voting rights  associated with the securities  purchased  and/or  held  by the  funds.  In  exercising  its  voting obligations,  the advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing  benefits to them. The advisor attempts to consider all factors of its vote  that  could  affect  the  value of the  investment.  The  funds'  Board of
Directors  has approved the  advisor's  Proxy  Voting  Guidelines  to govern the advisor's proxy voting activities.

The  advisor and the board have agreed on certain  significant  contributors  to shareholder value with respect to a number of matters that are often the subject of proxy  solicitations  for shareholder  meetings.  The Proxy Voting Guidelines specifically  address  these  considerations  and  establish a framework for the advisor's  consideration of the vote that would be appropriate for the funds. In particular,  the Proxy Voting  Guidelines  outline  principles and factors to be considered in the exercise of voting authority for proposals addressing:

o  Election of Directors

o  Ratification of Selection of Auditors

o  Equity-Based Compensation Plans

o  Anti-Takeover Proposals

   =  Cumulative Voting

   =  Staggered Boards

   =  "Blank Check" Preferred Stock

   =  Elimination of Preemptive Rights

   =  Non-targeted Share Repurchase

   =  Increase in Authorized Common Stock

   =  "Supermajority" Voting Provisions or Super Voting Share Classes

   =  "Fair Price" Amendments

   =  Limiting the Right to Call Special Shareholder Meetings

   =  Poison Pills or Shareholder Rights Plans

   =  Golden Parachutes

   =  Reincorporation

   =  Confidential Voting

   =  Opting In or Out of State Takeover Laws

o  Shareholder Proposals Involving Social, Moral or Ethical Matters

o  Anti-Greenmail Proposals

o  Changes to Indemnification Provisions

o  Non-Stock Incentive Plans

o  Director Tenure

o  Directors' Stock Options Plans

o  Director Share Ownership

Finally,  the Proxy Voting Guidelines establish procedures for voting of proxies in  cases in which  the  advisor  may have a  potential  conflict  of  interest.
Companies  with  which the  advisor  has  direct  business  relationships  could theoretically use these  relationships to attempt to unduly influence the manner in which American  Century votes on matters for the funds. To ensure that such a conflict  of  interest  does not affect  proxy  votes  cast for the  funds,  all discretionary  (including case-by-case) voting for these companies will be voted in direct  consultation  with a committee  of the  independent  directors of the funds.

A copy of the advisor's Proxy Voting  Guidelines and  information  regarding how the advisor  voted  proxies  relating to  portfolio  securities  during the most recent  12-month  period  ended  June 30 are  available  on the ABOUT US page at
americancentury.com.  The advisor's proxy voting record also is available on the
SEC's website at sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The advisor has adopted  policies and procedures  with respect to the disclosure of fund portfolio holdings and characteristics, which are described below.

DISTRIBUTION TO THE PUBLIC

Full portfolio holdings for each fund will be made available for distribution 30
days  after  the  end  of  each  calendar   quarter,   and  will  be  posted  on
americancentury.com  at  approximately  the same  time.  This  disclosure  is in addition  to the  portfolio  disclosure  in annual and  semi-annual  shareholder reports,  and on Form N-Q, which  disclosures  are filed with the Securities and
Exchange Commission within sixty days of each fiscal quarter end and also posted on americancentury.com at the time the filings are made.

Top 10 holdings for each fund will be made available for distribution monthly 30 days after the end of each month, and will be posted on  americancentury.com  at approximately the same time.

Certain  portfolio  characteristics  determined to be sensitive and confidential will be made  available for  distribution  monthly 30 days after the end of each month, and will be posted on americancentury.com at approximately the same time.
Characteristics  not deemed  confidential  will be available for distribution at
any  time.  The  advisor  may  make   determinations  of  confidentiality  on  a
fund-by-fund basis, and may add or delete  characteristics from those considered confidential at any time.

So long as  portfolio  holdings  are  disclosed  in  accordance  with the  above parameters,  the advisor  makes no  distinction  among  different  categories of
recipients,    such   as   individual   investors,    institutional   investors,
intermediaries that distribute the funds' shares, third-party service providers, rating and ranking organizations,  and fund affiliates. Because this information is publicly available and widely disseminated,  the advisor places no conditions or restrictions on, and does not monitor,  its use. Nor does the advisor require special authorization for its disclosure.

ACCELERATED DISCLOSURE

The advisor recognizes that certain parties,  in addition to the advisor and its affiliates,  may have legitimate needs for information about portfolio  holdings and  characteristics  prior to the  times  prescribed  above.  Such  accelerated disclosure is permitted under the circumstances described below.

ONGOING ARRANGEMENTS

Certain parties, such as investment  consultants who provide regular analysis of
fund  portfolios  for  their  clients  and   intermediaries   who  pass  through
information to fund  shareholders,  may have  legitimate  needs for  accelerated disclosure. These needs may include, for example, the preparation of reports for
customers   who  invest  in  the  funds,   the  creation  of  analyses  of  fund
characteristics for intermediary or consultant clients, the reformatting of data for distribution to the intermediary's or consultant's  clients,  and the review of fund performance for ERISA fiduciary purposes.

In such cases,  accelerated  disclosure  is  permitted  if the service  provider enters an appropriate  non-disclosure  agreement with the funds'  distributor in which it  agrees  to treat  the  information  confidentially  until  the  public distribution  date and represents that the information will be used only for the
legitimate   services   provided  to  its  clients  (i.e.,   not  for  trading).
Non-disclosure  agreements  require the approval of an attorney in the advisor's
Legal Department. The advisor's Compliance Department receives quarterly reports detailing which clients  received  accelerated  disclosure,  what they received, when they received it and the purposes of such disclosure.  Compliance personnel are required to confirm that an  appropriate  non-disclosure  agreement has been obtained from each recipient identified in the reports.

Those parties who have entered into non-disclosure  agreements as of October 26,
2005 are as follows:

o        Aetna, Inc.

o        American Fidelity Assurance Co.

o        AUL/American United Life Insurance Company

o        Ameritas Life Insurance Corporation

o        Annuity Investors Life Insurance Company

o        Asset Services Company L.L.C.

o        Bell Globemedia Publishing

o        Bellwether Consulting, LLC

o        Bidart & Ross

o        Business Men's Assurance Co. of America

o        Callan Associates, Inc.

o        Cleary Gull Inc.

o        Commerce Bank, N.A.

o        Connecticut General Life Insurance Company

o        Defined Contribution Advisors, Inc.

o        EquiTrust Life Insurance Company

o        Farm Bureau Life Insurance Company

o        First MetLife Investors Insurance Company

o        Fund Evaluation Group, LLC

o        The Guardian Life Insurance & Annuity Company, Inc.

o        Hewitt Associates LLC

o        ICMA Retirement Corporation

o        ING Life Insurance Company & Annuity Co.

o        Investors Securities Services, Inc.

o        Iron Capital Advisors

o        J.P. Morgan Retirement Plan Services LLC

o        Jefferson National Life Insurance Company

o        Jefferson Pilot Financial

o        Jeffrey Slocum & Associates, Inc.

o        Kansas City Life Insurance Company

o        Kmotion, Inc.

o        The Lincoln National Life Insurance Company

o        Lipper Inc.

o        Manulife Financial

o        Massachusetts Mutual Life Insurance Company

o        Merrill Lynch

o        MetLife Investors Insurance Company

o        MetLife Investors Insurance Company of California

o        Midland National Life Insurance Company

o        Minnesota Life Insurance Company

o        Morgan Stanley DW, Inc.

o        Morningstar Associates LLC

o        Morningstar Investment Services, Inc.

o        National Life Insurance Company

o        Nationwide Financial

o        NT Global Advisors, Inc.

o        NYLIFE Distributors, LLC

o        Principal Life Insurance Company

o        Prudential Financial

o        Rocaton Investment Advisors, LLC

o        S&P Financial Communications

o        Scudder Distributors, Inc.

o        Security Benefit Life Insurance Co.

o        Smith Barney

o        SunTrust Bank

o        Symetra Life Insurance Company

o        Trusco Capital Management

o        Union Bank of California, N.A.

o        The Union Central Life Insurance Company

o        VALIC Financial Advisors

o        VALIC Retirement Services Company

o        Vestek Systems, Inc.

o        Wachovia Bank, N.A.

o        Wells Fargo Bank, N.A.

Once a party has executed a non-disclosure  agreement, it may receive any or all of the  following  data for funds in which its clients have  investments  or are actively considering investment:

     (1)  Full holdings quarterly as soon as reasonably available;

     (2)  Full holdings monthly as soon as reasonably available;

     (3)  Top 10 holdings monthly as soon as reasonably available; and

     (4)  Portfolio characteristics monthly as soon as reasonably available.

The types,  frequency  and timing of  disclosure  to such parties  vary. In most situations,  the information provided pursuant to a non-disclosure  agreement is limited to certain  portfolio  characteristics  and/or  top 10  holdings,  which information  is provided on a monthly  basis.  In limited  situations,  and when approved by a member of the legal  department and responsible  chief  investment officer, full holdings may be provided.

SINGLE EVENT REQUESTS

In certain circumstances, the advisor may provide fund holding information on an accelerated basis outside of an ongoing arrangement with manager-level or higher authorization.  For example,  from time to time the advisor may receive requests for  proposals  (RFPs)  from  consultants  or  potential  clients  that  request information  about a fund's  holdings on an accelerated  basis.  As long as such requests  are on a one-time  basis,  and do not result in  continued  receipt of data,  such  information  may be provided in the RFP as of the most recent month
end  regardless  of  lag  time.  Such   information  will  be  provided  with  a
confidentiality legend and only in cases where the advisor has reason to believe that the data will be used only for legitimate purposes and not for trading.

In addition, the advisor occasionally may work with a transition manager to move a large  account into or out of a fund.  To reduce the impact to the fund,  such transactions  may be  conducted  on an in-kind  basis using  shares of portfolio securities  rather  than cash.  The advisor  may  provide  accelerated  holdings disclosure  to the  transition  manager with little or no lag time to facilitate such transactions, but only if the transition manager enters into an appropriate non-disclosure agreement.

SERVICE PROVIDERS

Various  service  providers to the funds and the funds' advisor must have access to some or all of the funds'  portfolio  holdings  information on an accelerated basis from time to time in the  ordinary  course of  providing  services  to the funds.  These service  providers  include the funds' custodian  (daily,  with no lag),  auditors (as needed) and brokers involved in the execution of fund trades
(as needed).  Additional  information  about these  service  providers and their relationships  with the funds and the advisor  are  provided  elsewhere  in this information.

ADDITIONAL SAFEGUARDS

The advisor's policies and procedures include a number of safeguards designed to control  disclosure  of  portfolio  holdings  and  characteristics  so that such disclosure is consistent  with the best interests of fund  shareholders.  First, the frequency with which this  information  is disclosed to the public,  and the length of time  between  the date of the  information  and the date on which the information  is disclosed,  are selected to minimize the  possibility of a third party improperly  benefiting from fund investment  decisions to the detriment of fund  shareholders.  Second,  distribution  of portfolio  holdings  information, including  compliance  with the  advisor's  policies and the  resolution  of any potential conflicts that may arise, is monitored quarterly.  Finally, the funds'
Board of Directors  exercises  oversight of disclosure  of the funds'  portfolio securities.  The board has  received  and  reviewed a summary  of the  advisor's policy and is informed on a quarterly  basis of any changes to or  violations of such policy detected during the prior quarter.

Neither the advisor nor the funds  receive any  compensation  from any party for the distribution of portfolio holdings information.

The  advisor  reserves  the right to change its  policies  and  procedures  with respect to the distribution of portfolio holdings information at any time. There is no guarantee that these  policies and procedures  will protect the funds from the  potential  misuse  of  holdings  information  by  individuals  or  firms in possession of such information.

THE FUNDS' PRINCIPAL SHAREHOLDERS

The funds were not in operation as of the date hereof,  thus there are currently no shareholders.

SERVICE PROVIDERS

The funds have no employees.  To conduct the funds' day-to-day  activities,  the funds have hired a number of service  providers.  Each  service  provider  has a specific function to fill on behalf of the funds that is described below.

ACIM, ACS and ACIS are wholly owned,  directly or  indirectly,  by ACC. James E.
Stowers,  Jr.,  controls  ACC by virtue of his  ownership  of a majority  of its voting stock.

INVESTMENT ADVISOR

American  Century  Investment  Management,  Inc. (ACIM) serves as the investment advisor for each of the funds.  A  description  of the  responsibilities  of the advisor  appears in Exhibit II to the Proxy  Statement and Prospectus  under the heading MANAGEMENT.

For services  provided to each fund, the advisor  receives a unified  management fee based on a percentage of the net assets of each fund.  For more  information about the unified  management fee, see THE INVESTMENT  ADVISOR under the heading
MANAGEMENT in Exhibit II to the Proxy  Statement and  Prospectus.  The amount of the fee is  calculated  daily and paid  monthly  in  arrears.  For funds  with a stepped fee schedule, the rate of the fee is determined by applying the fee rate calculation  formula  indicated  in the table  below.  This  formula  takes into account all of the advisor's  assets under  management in the fund's  investment strategy ("strategy assets") to calculate the appropriate fee rate for the fund.
The strategy assets include the fund's assets and the assets of other clients of the advisor that are not in the American Century family of mutual funds but that have the same  investment  team and  investment  strategy.  The use of  strategy assets,  rather than fund assets,  in calculating  the fee rate for a particular fund could allow a fund to realize  scheduled  cost  savings more quickly if the advisor  acquires  additional  assets  under  management  within a  strategy  in addition to the fund's assets. The management fee schedules for the funds appear below.

FUND                   CLASS                      PERCENTAGE OF STRATEGY ASSETS
--------------------------------------------------------------------------------
Mid Cap Growth        Investor, A, B, C and R     1.200% of first $500 million
                                                  1.000% over $500 million
--------------------------------------------------------------------------------
                      Institutional               1.000% of first $500 million
                                                  0.800% over $500 million
--------------------------------------------------------------------------------
Small Cap Growth      Investor, A, B, C and R     1.300% of first $1 billion
                                                  1.100% over $1 billion
--------------------------------------------------------------------------------
                      Institutional               1.100% of first $1 billion
                                                  0.900% over $1 billion
--------------------------------------------------------------------------------

On each calendar  day, each class of each fund accrues a management  fee that is equal to the class's  management fee rate (as  calculated  pursuant to the above schedules) times the net assets of the class divided by 365 (366 in leap years).
On the first  business day of each month,  the funds pay a management fee to the advisor for the previous  month.  The management fee is the sum of the daily fee calculations for each day of the previous month.

The management  agreement  between ACMF and the advisor shall continue in effect until the earlier of the  expiration of two years from the date of its execution or until the first meeting of fund shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1)  the funds' Board of  Directors,  or a majority of  outstanding  shareholder votes (as defined in the Investment Company Act) and

(2)  the vote of a majority of the directors of the funds who are not parties to the  agreement or  interested  persons of the advisor,  cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds' Board of Directors or a majority of outstanding  shareholder votes may terminate the management  agreement at any time without  payment of any penalty on 60 days' written  notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The management  agreement states the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The  management  agreement  also  provides  that the advisor  and its  officers, directors and employees may engage in other business, render services to others, and devote  time and  attention  to any other  business  whether of a similar or dissimilar nature.

Certain  investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to  achieving  their  respective  investment  objectives  after consideration  of such factors as their current  holdings,  availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund,  or in different  amounts and at  different  times  for more than one but less than all  clients  or funds.  A particular  security  may be bought for one client or fund on the same day it is sold for another  client or fund, and a client or fund may hold a short position in a particular  security at the same time  another  client or fund holds a long position.  In addition,  purchases or sales of the same security may be made for two or more  clients  or  funds  on the  same  date.  The  advisor  has  adopted procedures  designed to ensure such transactions will be allocated among clients and funds in a manner  believed by the advisor to be equitable to each.  In some cases this procedure  could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may  aggregate  purchase and sale orders of the funds with  purchase and sale  orders  of its  other  clients  when the  advisor  believes  that such aggregation  provides the best  execution for the funds.  The Board of Directors has  approved  the policy of the  advisor  with  respect to the  aggregation  of portfolio transactions.  Where portfolio transactions have been aggregated,  the funds  participate  at the  average  share  price for all  transactions  in that security on a given day and allocate  transaction costs on a pro rata basis. The advisor  will not  aggregate  portfolio  transactions  of the  funds  unless  it believes such  aggregation is consistent with its duty to seek best execution on behalf  of the  funds and the terms of the  management  agreement.  The  advisor receives  no  additional  compensation  or  remuneration  as a  result  of  such aggregation.

The funds were not in operation as of the fiscal year end,  and  therefore  have not received any management fees.

SUBADVISOR

The  investment  management  agreement  provides  that the advisor may  delegate certain responsibilities under the agreement to a subadvisor.  Currently,  Mason
Street  Advisors LLC (MSA) serves as subadvisor to the funds under a subadvisory agreement  between the  advisor and Mason  Street  dated March 31,  2006,  to be approved by shareholders on March 30, 2006. The subadvisory  agreement continues for an initial period until July 31, 2007, and thereafter so long as continuance is  specifically  approved at least annually by vote of a majority of the fund's outstanding  voting securities or by vote of a majority of the fund's directors, provided that in either event the  continuance is also approved by a majority of those directors who are neither parties to the agreement nor interested  persons of any such party,  cast in person at a meeting called for the purpose of voting on such approval.  The subadvisory  agreement is subject to termination  without penalty on 60 days' written  notice by the advisor,  the Board of  Directors,  a majority of the fund's  outstanding  shares, or Mason Street, and will terminate automatically  in the event of its  assignment or  termination of the investment advisory agreement between the fund and the advisor.

The  subadvisory  agreement  provides  that Mason  Street  will make  investment decisions for the funds in  accordance  with the funds'  investment  objectives, policies,  and restrictions,  and whatever  additional written guidelines it may receive  from the  advisor  from time to time.  For the  services it provides to
AC-MS Mid Cap Growth,  the advisor  pays Mason Street a monthly fee at an annual rate of 0.550% on the first $50 million of the fund's  average daily net assets,
0.500% on the next $200 million of average daily net assets,  0.450% on the next
$250 million of average  daily net assets and 0.400% on average daily net assets over $500 million.  For the services it provides to AC-MS Small Cap Growth,  the advisor pays Mason Street a monthly fee at an annual rate of 0.700% on the first
$35  million  of the fund's  average  daily net  assets,  0.650% on the next $65 million of average daily net assets,  0.600% on the next $400 million of average daily net assets and 0.550% on average daily net assets over $500 million.

PORTFOLIO MANAGERS

The information  under this heading has been provided by MSA, the subadvisor for
Mid Cap Growth and Small Cap Growth.

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS

Certain of the fund's  portfolio  managers or members of the investment  team as identified in Exhibit II to the Proxy  Statement and  Prospectus may also manage other mutual funds,  other pooled  investment  vehicles that are not  registered mutual funds, and other accounts managed for organizations and individuals.  The table below  identifies for each person,  the number of accounts (other than the funds), for which he or she has day-to-day  management  responsibilities and the total  assets  in  such  accounts,  within  each  of the  following  categories:
registered  investment  companies,  other pooled investment vehicles,  and other accounts.  These categories are collectively  referred to as "accounts." None of the  accounts  identified  below  pays  advisory  fees  that  are  based  on the performance of the account.

OTHER ACCOUNTS MANAGED (AS OF JANUARY 31, 2006)

                                                                                  OTHER ACCOUNTS (E.G.,
                                                        OTHER POOLED              SEPARATE ACCOUNTS AND
                                                        INVESTMENT VEHICLES       AND CORPORATE ACCOUNTS
                                          REGISTERED    (E.G., COMMINGLED         INCLUDING INCUBATION
                                          INVESTMENT    TRUSTS AND 529            STRATEGIES AND
                                          COMPANIES     EDUCATION SAVINGS PLANS)  CORPORATE MONEY)
--------------------------------------------------------------------------------------------------------
MID CAP GROWTH
--------------------------------------------------------------------------------------------------------
William R. Walker     Number of Other         x                   x                      x
                      Accounts Managed
                      ----------------------------------------------------------------------------------
                      Assets in Other         x                   x                      x
                      Accounts Managed
--------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH
--------------------------------------------------------------------------------------------------------
William R. Walker     Number of Other         x                   x                      x
                      Accounts Managed
                      ----------------------------------------------------------------------------------
                      Assets in Other         x                   x                      x
                      Accounts Managed
--------------------------------------------------------------------------------------------------------

COMPENSATION OF PORTFOLIO MANAGERS

MSA has adopted a system of  compensation  for portfolio  managers that seeks to attract,  motivate and retain high quality  investment  personnel  and align the financial  interests of the portfolio  managers with the  performance of MSA and its  clients.  A portfolio  manager's  compensation  consists  primarily  of the following three components: a base salary, annual variable compensation and, for certain portfolio  managers,  long-term variable  compensation.  Eligibility and participation  in the annual and  long-term  variable  compensation  programs is determined on a year-to-year  basis.  Each portfolio manager is also eligible to participate in benefit plans and programs  available  generally to all employees of MSA.

A portfolio  manager's total  compensation is determined  through a process that combines both objective and subjective criteria.  Initially, at the beginning of each year,  compensation targets are determined for each portfolio manager based on market factors and the skill, experience and tenure of the portfolio manager.
The  compensation  target is then allocated  among base salary,  annual variable compensation  and long-term  variable  compensation  based on a formula for each portfolio manager.

At the end of the year, the portfolio  manager's  performance is evaluated using both objective and subjective  criteria.  Primary  consideration is given to the historic  investment  performance of accounts  managed by the portfolio  manager over both a one-year and a four-year  period,  with more weight  typically being given to the longer-term performance. The performance of each account managed by the  portfolio  manager  is  measured  against a relevant  peer group  and/or an applicable benchmark, as deemed appropriate. If a portfolio manager manages more than one account,  performance  is weighted  based on a combination  of factors, including  the  number  and type of  accounts  managed,  and the  assets in each account.

The evaluation process also includes a subjective  evaluation of competencies or behaviors  deemed  important to achieving  MSA's  overall  business  objectives.
Subjective   criteria  may  include   considerations   such  as  management  and
supervisory   responsibilities,   market   factors,   complexity  of  investment
strategies,  length of  service,  team  building  efforts  and  successes,  risk management  initiatives  and  leadership  contributions.  A portfolio  manager's compensation is then  determined by applying a multiplier  (which can be greater or less than 1.0) based on the annual evaluation of the objective and subjective criteria to the targeted compensation. Long-term variable pay grants are made on an annual basis and are credited to a deferred  account that accrues interest on the balances.  Awarded grants vest over a three to five-year  vesting period and are paid upon vesting.

CONFLICTS OF INTEREST

Conflicts of interest may arise when a portfolio  manager is responsible for the management  of more than one account.  The  principal  types of these  potential conflicts may include:

TIME AND ATTENTION.  The  management of multiple funds and/or  accounts may give rise to potential  conflicts of interest as the portfolio  manager must allocate his or her time and investment  ideas across  multiple funds and accounts.  This could result in a portfolio  manager  devoting unequal time and attention to the management  of each fund and/or  other  accounts.  The effect of this  potential conflict  may be more  pronounced  where  funds  and/or  accounts  overseen by a
particular  portfolio  manager  have  different  objectives,   benchmarks,  time
horizons, and fees.

LIMITED  INVESTMENT  OPPORTUNITIES.  If a portfolio manager identifies a limited investment  opportunity that may be suitable for multiple funds and/or accounts, the opportunity  may be allocated  among these several funds or accounts,  which may limit a fund's ability to take full advantage of the investment opportunity.
MSA and Templeton  seek to manage such potential  conflicts by using  procedures intended to provide a fair allocation of buy and sell opportunities  among funds and other accounts.

VARIATION IN INCENTIVES. A conflict of interest may arise where the financial or other benefits  available to the portfolio manager differ among the funds and/or accounts that he or she manages.  If the structure of the  investment  advisor's management fee and/or the portfolio manager's  compensation  differs among funds and/or  accounts (such as where certain funds or accounts pay higher  management fees or  performance-based  management  fees),  the  portfolio  manager might be motivated to help certain funds and/or  accounts over others.  In addition,  the portfolio  manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment  advisor and/or its affiliates have interests.  Similarly, the desire to maintain assets under management or to enhance the portfolio  manager's  performance record or to derive other rewards, financial or  otherwise,  could  influence  the  portfolio  manager in affording
preferential   treatment  to  those  funds  and/or   accounts  that  could  most
significantly benefit the portfolio manager.

PERSONAL  ACCOUNTS.  Portfolio  managers  may be  permitted to purchase and sell securities  for their own personal  accounts or the personal  accounts of family members,  which could potentially  influence the portfolio  manager's  decisions with  respect to  purchasing  or selling the same  securities  for the fund.  To mitigate this  potential  conflict of interest,  MSA and Templeton  have adopted
Codes  of  Ethics  or other  policies  and  procedures  governing  the  personal securities transactions of their portfolio managers.

DIFFERING  STRATEGIES.  At times,  a  portfolio  manager may  determine  that an investment  opportunity  may be  appropriate  for only some of the funds  and/or accounts for which he or she exercises investment responsibility,  or may decide that certain of the funds and/or accounts  should take differing  positions with respect to a particular  security.  In these cases,  the  portfolio  manager may place separate  transactions  for one or more funds or accounts which may affect the market price of the security or the execution of the  transaction,  or both, to the detriment or benefit of one or more other funds and/or accounts.

MSA and the fund have adopted compliance polices and procedures,  as applicable, that are designed to address these,  and other,  types of conflicts of interest.
There is no guarantee,  however,  that such policies and procedures will be able to detect and/or prevent every situation where a conflict arises.

OWNERSHIP OF SECURITIES

The  funds  will not be in  operation  until  March  31,  2006,  thus  there are currently no shareholders of the funds.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services,  LLC, 4500 Main Street,  Kansas City, Missouri 64111,
serves as transfer agent and  dividend-paying  agent for the funds.  It provides physical  facilities,  computer  hardware  and software  and  personnel  for the day-to-day  administration of the funds and the advisor.  The advisor pays ACS's costs for serving as transfer agent and dividend-paying  agent for the funds out of the advisor's  unified  management fee. For a description of this fee and the terms of its  payment,  see the above  discussion  under the caption  INVESTMENT
ADVISOR.

From time to time,  special services may be offered to shareholders who maintain higher  share  balances in our family of funds.  These  services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions,  newsletters and a team of personal representatives.  Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services, Inc., a registered broker-dealer.  The distributor is a wholly owned subsidiary of ACC and its principal  business address is 4500 Main Street,  Kansas City,  Missouri
64111.

The  distributor  is  the  principal  underwriter  of  the  funds'  shares.  The distributor makes a continuous,  best-efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares.  The advisor pays
ACIS's costs for serving as principal  underwriter  of the funds'  shares out of the advisor's  unified  management  fee. For a  description  of this fee and the terms of its  payment,  see the above  discussion  under the caption  INVESTMENT
ADVISOR. ACIS does not earn commissions for distributing the funds' shares.

Certain financial intermediaries  unaffiliated with the distributor or the funds may perform various  administrative  and shareholder  services for their clients who are invested in the funds.  These  services may include  assisting with fund purchases,  redemptions and exchanges,  distributing information about the funds and their performance, preparing and distributing client account statements, and other  administrative and shareholder  services that would otherwise be provided by the  distributor or its  affiliates.  The distributor may pay fees out of its own resources to such financial intermediaries for providing these services.

CUSTODIAN BANKS

JP Morgan  Chase  Bank,  4 Metro Tech  Center,  Brooklyn,  New York  11245,  and
Commerce Bank, N.A., 1000 Walnut,  Kansas City,  Missouri 64105,  each serves as custodian of the funds' assets.  The custodians  take no part in determining the investment  policies of the funds or in deciding which  securities are purchased or sold by the funds. The funds,  however,  may invest in certain obligations of the  custodians  and may  purchase  or sell  certain  securities  from or to the custodians.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP is the independent  registered  public  accounting firm of the funds. The address of Deloitte & Touche LLP is 1010 Grand Boulevard,  Kansas
City,  Missouri 64106. As the independent  registered  public accounting firm of the funds, Deloitte & Touche LLP and an affiliate provide services including

(1)  auditing the annual financial statements for each fund,

(2)  assisting and consulting in connection with SEC filings and

(3)  reviewing the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION

The funds' advisor has delegated responsibility for selecting brokers to execute portfolio  transactions  to the  subadvisor  under the terms of the  subadvisory agreement.

The advisor,  or the subadvisor,  as the case may be,  receives  statistical and other information and services,  including  research,  without cost from brokers and dealers.  The advisor or subadvisor evaluates such information and services, together  with all  other  information  that it may  have,  in  supervising  and managing the investments of the funds. Because such information and services may vary in amount,  quality and reliability,  their influence in selecting  brokers varies  from none to very  substantial.  The  advisor or  subadvisor  intends to continue to place some of the funds' brokerage business with one or more brokers who provide  information and services.  Such information and services will be in addition to and not in lieu of services required to be performed by the advisor.
The advisor does not utilize brokers that provide such  information and services for the purpose of reducing  the expense of providing  required  services to the funds.  The funds  were not in  operation  as of the  fiscal  year end,  thus no brokerage commissions were paid.

The brokerage commissions paid by the funds may exceed those that another broker might have charged for effecting the same transactions,  because of the value of the brokerage and research  services  provided by the broker.  Research services furnished by brokers through whom the funds effect  securities  transactions may be used by the  advisor  in  servicing  all of its  accounts,  and not all  such services may be used by the advisor in managing the portfolios of the funds.

The staff of the SEC has expressed the view that the best price and execution of over-the-counter  transactions in portfolio securities may be secured by dealing
directly  with  principal  market  makers,   thereby  avoiding  the  payment  of
compensation to another broker. In certain situations, the officers of the funds and the advisor believe that the facilities,  expert personnel and technological systems  of a broker  often  enable  the  funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds regularly place their over-the-counter transactions  with  principal  market  makers,  but also may deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

Because the funds were not in operation as of the fiscal year end, there were no securities of broker-dealers owned by the fund.

INFORMATION ABOUT FUND SHARES

Each of the funds is a series of shares issued by ACMF,  and shares of each fund have equal voting  rights.  In addition,  each fund may be divided into separate classes.  See MULTIPLE  CLASS  STRUCTURE,  which follows.  Additional  funds and classes may be added without a shareholder vote.

Each fund votes separately on matters  affecting that fund  exclusively.  Voting rights are not  cumulative,  so  investors  holding more than 50% of ACMF's (all funds')  outstanding  shares  may be able to  elect a Board of  Directors.  ACMF undertakes  dollar-based voting,  meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's  investment.
The election of directors is  determined  by the votes  received from all ACMF's shareholders  without  regard to  whether a  majority  of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

The assets belonging to each series are held separately by the custodian and the shares of each series represent a beneficial interest in the principal, earnings and profit (or losses) of  investments  and other  assets held for each  series.
Your rights as a shareholder  are the same for all series of  securities  unless otherwise  stated.  Within  their  respective  series,  all  shares  have  equal redemption rights. Each share, when issued, is fully paid and non-assessable.

Each shareholder has rights to dividends and distributions  declared by the fund he or she owns and to the net  assets  of such  fund  upon  its  liquidation  or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

ACMF's  Board of  Directors  has adopted a multiple  class plan (the  Multiclass
Plan)  pursuant  to Rule 18f-3  adopted  by the SEC.  The plan is  described  in
Exhibit II to the Proxy  Statement  and  Prospectus of any fund that offers more than one class.  Pursuant to such plan, the funds may issue up to six classes of shares:  Investor  Class,  Institutional  Class, A Class, B Class, C Class and R
Class.

The Investor Class of most funds is made available to investors directly without any  load  or  commission,  for a  single  unified  management  fee.  It is also available  through some  financial  intermediaries.  The Investor Class of those funds  which  have A and B Classes is not  available  directly  at no load.  The
Institutional  Class is made available to institutional  shareholders or through financial  intermediaries  that do not require the same level of shareholder and administrative  services from the advisor as Investor Class  shareholders.  As a result,  the advisor is able to charge  these  classes a lower total  management fee.  The  A,  B and  C  Classes  also  are  made  available  through  financial intermediaries,  for purchase by individual  investors who receive  advisory and personal services from the  intermediary.  The R Class is made available through financial  intermediaries  and is generally used in 401(k) and other  retirement plans.  The unified  management fee for the A, B, C and R classes is the same as for  Investor  Class,  but the A, B, C and R Class  shares each are subject to a separate Master  Distribution  and Individual  Shareholder  Services Plan (the A
Class  Plan,  B Class  Plan,  C Class Plan and R Class  Plan,  respectively  and collectively,  the Plans)  described  below.  The Plans have been adopted by the funds' Board of Directors in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

RULE 12B-1

Rule 12b-1 permits an  investment  company to pay expenses  associated  with the distribution  of its shares in  accordance  with a plan  adopted by its Board of
Directors and approved by its shareholders.  Pursuant to such rule, the Board of
Directors  and  initial  shareholder  of the  funds' A, B, C and R Classes  have approved  and entered  into the A Class Plan,  B Class Plan,  C Class Plan and R
Class Plan, respectively. The plans are described below.

In adopting the plans, the Board of Directors (including a majority of directors who are not  interested  persons  of the funds  [as  defined  in the  Investment
Company Act],  hereafter  referred to as the independent  directors)  determined that there was a reasonable  likelihood  that the plans would  benefit the funds and the  shareholders  of the affected class.  Some of the anticipated  benefits include improved name recognition for the funds generally; and growing assets in existing funds,  which helps retain and attract  investment  management  talent, provides a better environment for improving fund performance,  and can lower the total  expense  ratio for funds with  stepped-fee  schedules.  Pursuant  to Rule
12b-1,  information  with respect to revenues  and  expenses  under the plans is presented  to  the  Board  of  Directors  quarterly  for  its  consideration  in
connection  with  its   deliberations  as  to  the  continuance  of  the  plans.
Continuance of the plans must be approved by the Board of Directors (including a majority of the independent  directors) annually.  The plans may be amended by a vote  of the  Board  of  Directors  (including  a  majority  of the  independent directors),  except that the plans may not be amended to materially increase the
amount  to  be  spent  for  distribution   without  majority   approval  of  the
shareholders of the affected class.  The plans  terminate  automatically  in the event of an assignment  and may be  terminated  upon a vote of a majority of the independent directors or by vote of a majority of outstanding  shareholder votes of the affected class.

All fees paid under the plans will be made in accordance  with Section 26 of the
Conduct Rules of the National Association of Securities Dealers (NASD).

A CLASS PLAN

As described in Exhibit II to the Proxy  Statement and  Prospectus,  the A Class
shares of the funds are made  available to  participants  in  employer-sponsored retirement or savings plans and to persons  purchasing  through  broker-dealers, banks,  insurance  companies  and other  financial  intermediaries  that provide various  administrative,  shareholder  and  distribution  services.  The  funds'
distributor enters into contracts with various banks, broker-dealers,  insurance companies and other  financial  intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for A  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the A Class Plan.  Pursuant to the A Class Plan, the A Class pays the funds'  distributor  a fee equal to 0.25%  annually  of the average daily net asset value of the A Class  shares.  The  distributor  may use these fees to pay for certain ongoing  shareholder and  administrative  services
(as described below) and for distribution services,  including past distribution services (as described  below).  This payment is fixed at 0.25% and is not based on expenses incurred by the distributor.

The funds were not in  operation  as of the fiscal  year end,  thus no fees were paid under the A Class Plan.

The  distributor  then makes  these  payments  to the  financial  intermediaries
(including underwriters and broker-dealers,  who may use some of the proceeds to compensate  sales  personnel)  who offer  the A Class  shares  for the  services described  below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of A Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell A Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' A Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between
     ACMF and the funds'  distributor  and in accordance  with Rule 12b-1 of the
     Investment Company Act.

B CLASS PLAN

As described in Exhibit II to the Proxy  Statement and  Prospectus,  the B Class
shares of the funds are made  available to  participants  in  employer-sponsored retirement or savings plans and to persons  purchasing  through  broker-dealers, banks,  insurance  companies  and other  financial  intermediaries  that provide various  administrative,  shareholder  and  distribution  services.  The  funds'
distributor enters into contracts with various banks, broker-dealers,  insurance companies and other  financial  intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for B  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the B Class Plan.  Pursuant to the B Class Plan, the B Class pays the funds'  distributor 1.00% annually of the average daily net asset value of the B Class  shares,  0.25% of which is paid for certain  ongoing individual  shareholder  and  administrative  services (as described  below) and
0.75% of which is paid for distribution  services,  including past  distribution services (as described below). The payment is fixed at 1.00% and is not based on expenses incurred by the distributor.

The funds were not in  operation  as of the fiscal  year end,  thus no fees were paid under the B Class Plan.

The  distributor  then makes  these  payments  to the  financial  intermediaries
(including underwriters and broker-dealers,  who may use some of the proceeds to compensate  sales  personnel)who  offer  the B Class  shares  for  the  services described  below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of B Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell B Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' B Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between
     ACMF and the funds'  distributor  and in accordance  with Rule 12b-1 of the
     Investment Company Act.

C CLASS PLAN

As described in Exhibit II to the Proxy  Statement and  Prospectus,  the C Class
shares of the funds are made  available to  participants  in  employer-sponsored retirement or savings plans and to persons  purchasing  through  broker-dealers, banks,  insurance  companies  and other  financial  intermediaries  that provide various  administrative,  shareholder  and  distribution  services.  The  funds'
distributor enters into contracts with various banks, broker-dealers,  insurance companies and other  financial  intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for C  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the C Class Plan.  Pursuant to the C Class Plan, the C Class pays the funds'  distributor 1.00% annually of the average daily net asset  value of the funds' C Class  shares,  0.25% of which is paid for  certain ongoing individual shareholder and administrative  services (as described below)
and  0.75%  of  which  is  paid  for  distribution   services,   including  past
distribution  services (as described below).  This payment is fixed at 1.00% and is not based on expenses incurred by the distributor.

The funds were not in  operation  as of the fiscal  year end,  thus no fees were paid under the C Class Plan.

The  distributor  then makes  these  payments  to the  financial  intermediaries
(including underwriters and broker-dealers,  who may use some of the proceeds to compensate  sales  personnel)  who offer  the C Class  shares  for the  services described  below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of C Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell C Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' C Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  of sales  seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between
     ACMF and the funds'  distributor  and in accordance  with Rule 12b-1 of the
     Investment Company Act.

R CLASS PLAN

As described in Exhibit II to the Proxy  Statement and  Prospectus,  the R Class
shares of the funds are made  available to  participants  in  employer-sponsored retirement or savings plans and to persons  purchasing  through  broker-dealers, banks,  insurance  companies  and other  financial  intermediaries  that provide various  administrative,  shareholder  and  distribution  services.  The  funds'
distributor enters into contracts with various banks, broker-dealers,  insurance companies and other  financial  intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for R  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the R Class Plan.  Pursuant to the R Class Plan, the R Class pays the funds'  distributor 0.50% annually of the average daily net asset value of the R Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services (as described below) and for distribution  services,  including past distribution  services (as described below).  This payment is fixed at 0.50% and is not based on expenses incurred by the distributor.

The funds were not in  operation  as of the fiscal  year end,  thus no fees were paid under the R Class Plan.

The  distributor  then makes  these  payments  to the  financial  intermediaries
(including underwriters and broker-dealers,  who may use some of the proceeds to compensate  sales  personnel) who offer the R Class shares for the services,  as described  below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of R Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell R Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' R Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  of sales  seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between
     ACMF and the funds'  distributor  and in accordance  with Rule 12b-1 of the
     Investment Company Act.

SALES CHARGES

The  sales  charges  applicable  to the  A, B and C  Classes  of the  funds  are described in Exhibit II to the Proxy  Statement and Prospectus for those classes in the section titled "Investing  Through a Financial  Intermediary."  Shares of
the A Class are subject to an initial sales charge, which declines as the amount of the  purchase  increases  pursuant to the schedule set forth in Exhibit II to the Proxy Statement and  Prospectus.  This charge may be waived in the following situations due to sales efficiencies and competitive considerations:

o    Qualified retirement plan purchases

o    Certain individual retirement account rollovers

o    Purchases  by  registered  representatives  and other  employees of certain financial  intermediaries (and their immediate family members) having sales agreements with the advisor or the distributor

o    Wrap accounts  maintained for clients of certain  financial  intermediaries who have entered into agreements with American Century

o    Purchases by current and retired  employees  of American  Century and their immediate  family members (spouses and children under age 21) and trusts or qualified retirement plans established by those persons

o    Purchases  by  certain  other   investors   that  American   Century  deems
     appropriate,  including  but not  limited to current or retired  directors, trustees  and  officers  of funds  managed  by the  advisor  and trusts and qualified retirement plans established by those persons

There are several ways to reduce the sales charges applicable to a purchase of A
Class shares.  These methods are described in Exhibit II to the Proxy  Statement and  Prospectus.  You or your  financial  advisor  must  indicate at the time of purchase that you intend to take advantage of one of these reductions.

Shares of the A, B and C Classes  are  subject to a  contingent  deferred  sales charge  (CDSC)  upon  redemption  of the  shares in certain  circumstances.  The specific  charges and when they apply are  described  in Exhibit II to the Proxy
Statement and Prospectus. The CDSC may be waived for certain redemptions by some shareholders, as described in Exhibit II to the Proxy Statement and Prospectus.

An investor may terminate his relationship  with an intermediary at any time. If the investor  does not  establish a  relationship  with a new  intermediary  and transfer any accounts to that new  intermediary,  such accounts may be exchanged to the Investor Class of the fund, if such class is available. The investor will be the shareholder of record of such accounts. In this situation, any applicable
CDSCs will be charged when the exchange is made.

Because the funds were not in operation as of the fiscal year end, no CDSCs were paid.

DEALER CONCESSIONS

The  funds'  distributor  expects  to pay  sales  commissions  to the  financial intermediaries  who sell A, B and/or C Class  shares  of the fund at the time of such sales. Payments for A Class shares will be as follows:

PURCHASE AMOUNT                            DEALER CONCESSION
--------------------------------------------------------------------------------
LESS THAN $50,000                               5.00%
--------------------------------------------------------------------------------
$50,000 - $99,999                               4.00%
--------------------------------------------------------------------------------
$100,000 - $249,999                             3.25%
--------------------------------------------------------------------------------
$250,000 - $499,999                             2.00%
--------------------------------------------------------------------------------
$500,000 - $999,999                             1.75%
--------------------------------------------------------------------------------
$1,000,000 - $3,999,999                         1.00%
--------------------------------------------------------------------------------
$4,000,000 - $9,999,999                         0.50%
--------------------------------------------------------------------------------
GREATER THAN $10,000,000                        0.25%
--------------------------------------------------------------------------------

No concession will be paid on purchases by qualified retirement plans.  Payments will  equal  4.00% of the  purchase  price of B Class  shares  and  1.00% of the purchase price of the C Class shares sold by the  intermediary.  The distributor will  retain  the 12b-1 fee paid by the C Class of funds for the first 12 months after the  shares  are  purchased.  This fee is  intended  in part to permit the distributor  to recoup a portion of on-going  sales  commissions to dealers plus financing  costs,  if any.  Beginning with the first day of the 13th month,  the distributor  will  make  the C Class  distribution  and  individual  shareholder services fee payments described above to the financial  intermediaries  involved on a quarterly basis. In addition, B and C Class purchases and A Class purchases greater than  $1,000,000 are subject to a CDSC as described in Exhibit II to the
Proxy Statement and Prospectus.

From  time to time,  the  distributor  may  provide  additional  concessions  to dealers,  including but not limited to payment  assistance for  conferences  and seminars,  provision of sales or training  programs for dealer  employees and/or the public (including, in some cases, payment for travel expenses for registered representatives  and other dealer  employees who  participate),  advertising and
sales   campaigns   about  a  fund  or  funds,   and   assistance  in  financing
dealer-sponsored  events. Other concessions may be offered as well, and all such concessions  will be consistent with applicable law,  including the then-current rules of the National  Association of Securities Dealers,  Inc. Such concessions will not change the price paid by investors for shares of the funds.

BUYING AND SELLING FUND SHARES

Information  about buying,  selling,  exchanging and, if applicable,  converting fund shares is contained in Exhibit II to the Proxy Statement and Prospectus.

VALUATION OF A FUND'S SECURITIES

All  classes  of the funds  except  the A Class are  offered  at their net asset value, as described  below. The A Class of the funds are offered at their public offering price,  which is the net asset value plus the appropriate sales charge.
This calculation may be expressed as a formula:

Offering Price = Net Asset Value/(1 - Sales Charge as a % of Offering Price)

For  example,  if the net asset value of a fund's A Class  shares is $5.00,  the public offering price would be $5/(1-5.75%) = $5.31.

Each  fund's net asset value per share  (NAV) is  calculated  as of the close of business of the New York Stock  Exchange (the Exchange) each day the Exchange is open for business.  The Exchange  usually  closes at 4 p.m.  Eastern  time.  The
Exchange  typically  observes the  following  holidays:  New Year's Day,  Martin
Luther King Jr. Day,  Presidents' Day, Good Friday,  Memorial Day,  Independence
Day, Labor Day,  Thanksgiving  Day and Christmas Day.  Although the funds expect the same  holidays to be observed in the  future,  the  Exchange  may modify its holiday schedule at any time.

Each fund's NAV is calculated  by adding the value of all  portfolio  securities and other assets, deducting liabilities and dividing the result by the number of shares  outstanding.  Expenses and interest  earned on portfolio  securities are accrued daily.

The  portfolio  securities  of each fund that are listed or traded on a domestic securities  exchange are valued at the last sale price on that exchange,  except as otherwise noted.  Portfolio securities primarily traded on foreign securities exchanges  generally  are  valued  at  the  preceding  closing  values  of  such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used.  Depending on local convention or regulation,  securities traded over-the-counter  are priced at the mean of the latest bid and asked prices, the last sale price, or the official closing price.  When market  quotations are not readily  available,  securities  and other  assets  are  valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices  provided by investment  dealers in accordance  with procedures established by the Board of Directors.

Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services for these types of securities are generally determined without regard to bid or last sale prices.  In valuing  securities,  the pricing services  generally take into account institutional trading activity, trading in similar groups of securities, and any  developments  related to specific  securities.  The methods used by the pricing  service and the valuations so  established  are reviewed by the advisor under the general  supervision of the Board of Directors.  There are a number of pricing services available,  and the advisor, on the basis of ongoing evaluation of these services,  may use other pricing services or discontinue the use of any pricing service in whole or in part.

Securities  maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium,  unless the directors determine that this would not result in fair valuation of a given  security.  Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Directors.

The value of an  exchange-traded  foreign security is determined in its national currency  as of the close of  trading  on the  foreign  exchange  on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier.  That value is then  translated  to dollars at the  prevailing  foreign exchange rate.

Trading in  securities  on European  and Far Eastern  securities  exchanges  and over-the-counter markets is normally completed at various times before the close of  business on each day that the New York Stock  Exchange is open.  If an event were to occur after the value of a security was established,  but before the net asset value per share was determined,  that was likely to materially  change the net asset value,  then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Trading of these  securities in foreign  markets may not take place on every day that the  Exchange  is open.  In  addition,  trading  may take  place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the  Exchange is not open and on which the funds' net asset values are not calculated. Therefore, such calculations do not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation, and the value of the funds' portfolios may be affected on days when shares of the funds may not be purchased or redeemed.

TAXES

FEDERAL INCOME TAX

Each fund intends to qualify  annually as a regulated  investment  company under
Subchapter M of the Internal  Revenue Code of 1986, as amended (the Code). By so qualifying, a fund should be exempt from federal income taxes to the extent that it distributes  substantially  all of its net investment income and net realized capital gains (if any) to  investors.  If a fund fails to qualify as a regulated investment  company,  it will be liable for taxes,  significantly  reducing  its
distributions  to  investors  and  eliminating   investors'   ability  to  treat
distributions  received  from the funds in the same  manner  in which  they were realized by the funds.

If fund shares are purchased  through  taxable  accounts,  distributions  of net investment  income  and net  short-term  capital  gains  are  taxable  to you as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of a fund, in which case such  distributions are taxed as long-term  capital gains.  Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation,  provided that the fund has held the stock for a required  holding  period.  The required  holding period for qualified  dividend income is met if the underlying shares are held more than 60 days in the 121-day period beginning 60 days prior to the ex-dividend  date.  Dividends  received by the funds on shares of stock of  domestic  corporations  may qualify for the 70%
dividends-received  deduction  to the extent that the fund held those shares for more than 45 days.

Distributions  from gains on assets held by the funds  longer than 12 months are taxable as long-term  gains  regardless of the length of time you have held your shares in the fund.  If you purchase  shares in the fund and sell them at a loss within six  months,  your loss on the sale of those  shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares.

Dividends and interest received by a fund on foreign securities may give rise to
withholding  and  other  taxes  imposed  by  foreign  countries.   However,  tax
conventions  between  certain  countries  and the  United  States  may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident  investors.  Any foreign taxes paid by a fund will reduce its dividend distributions to investors.

If more than 50% of the value of a fund's  total assets at the end of its fiscal year consists of securities  of foreign  corporations,  the fund may qualify for and make an election  with the  Internal  Revenue  Service  with respect to such fiscal year so that fund  shareholders may be able to claim a foreign tax credit in lieu of a deduction  for foreign  income  taxes paid by the fund.  If such an election is made,  the foreign  taxes paid by the fund will be treated as income received by you.  In order for you to utilize  the foreign tax credit,  you must have held your shares for 16 days or more during the 31-day period, beginning 15 days prior to the ex-dividend  date for the mutual fund shares.  The mutual fund must  meet  a  similar  holding  period  requirement  with  respect  to  foreign securities to which a dividend is  attributable.  Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be deducted in computing net investment income.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of such holdings  will be deemed  ordinary  income  regardless of how long the fund holds the investment.  The fund also may be subject to corporate  income tax and an interest  charge on certain  dividends  and capital  gains  earned from these investments,  regardless  of whether  such income and gains are  distributed  to shareholders.  In the  alternative,  the fund may elect to recognize  cumulative gains on such  investments  as of the last day of its fiscal year and distribute them to shareholders.  Any distribution  attributable to a PFIC is characterized as ordinary income.

The funds  were not in  operation  as of the fiscal  year end,  thus they had no capital gains or capital losses.

If you have not complied with certain  provisions  of the Internal  Revenue Code and  Regulations,  either  American  Century or your financial  intermediary  is required by federal law to withhold and remit to the IRS the applicable  federal withholding rate of reportable  payments (which may include  dividends,  capital gains distributions and redemption  proceeds).  Those regulations require you to certify that the Social Security number or tax identification number you provide
is  correct  and  that  you  are  not  subject  to   withholding   for  previous
under-reporting  to  the  IRS.  You  will  be  asked  to  make  the  appropriate certification on your account  application.  Payments  reported by us to the IRS that omit your Social Security number or tax identification  number will subject us to a  non-refundable  penalty  of $50,  which will be  charged  against  your account  if you fail to  provide  the  certification  by the time the  report is filed.

A redemption  of shares of a fund  (including  a redemption  made in an exchange transaction)  will be a taxable  transaction for federal income tax purposes and you generally  will  recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount  received.  If a loss is realized on the redemption of fund shares,  the  reinvestment  in additional  fund shares within 30 days before or after the  redemption may be subject to the "wash sale"
rules of the Code,  resulting in a postponement  of the recognition of such loss for federal income tax purposes.

STATE AND LOCAL TAXES

Distributions by the funds also may be subject to state and local taxes, even if all or a  substantial  part of such  distributions  are derived from interest on
U.S. government obligations which, if you received such interest directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its  shareholders.  You should  consult your tax advisor about the tax status of such distributions in your state.

The  information  above  is only a  summary  of  some of the tax  considerations affecting the funds and their shareholders.  No attempt has been made to discuss individual tax consequences.  A prospective  investor should consult with his or her tax  advisors or state or local tax  authorities  to  determine  whether the funds are suitable investments.

FINANCIAL STATEMENTS

The funds were not in  operation as of the most recent  fiscal year,  thus there are no financial statements for the funds.

EXPLANATION OF FIXED-INCOME
SECURITIES RATINGS

As described in Exhibit II to the Proxy  Statement and  Prospectus,  some of the funds will invest in fixed-income  securities.  Those investments,  however, are subject to certain  credit quality  restrictions,  as noted in Exhibit II to the
Proxy  Statement  and  Prospectus.  The  following  is a summary  of the  rating categories referenced in Exhibit II to the Proxy Statement and Prospectus.

RATINGS OF CORPORATE DEBT SECURITIES

STANDARD & POOR'S
--------------------------------------------------------------------------------
AAA                 This  is  the  highest  rating  assigned  by  S&P  to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
AA                  Debt rated in this  category  is  considered  to have a very strong  capacity to pay  interest  and repay  principal.  It differs  from the  highest-rated  obligations  only in small degree.
--------------------------------------------------------------------------------
A                   Debt rated A has a strong capacity to pay interest and repay principal,  although it is somewhat more  susceptible to the adverse  effects of changes in  circumstances  and  economic conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
BBB                 Debt  rated  in this  category  is  regarded  as  having  an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic  conditions  or  changing  circumstances  are  more likely to lead to a weakened  capacity to pay  interest  and
                    repay   principal   for  debt  in  this   category  than  in
                    higher-rated categories. Debt rated below BBB is regarded as having significant speculative characteristics.
--------------------------------------------------------------------------------
BB                  Debt rated in this category has less near-term vulnerability to default than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business,
                    financial,   or  economic  conditions  that  could  lead  to
                    inadequate  capacity to meet timely  interest and  principal payments.  The BB rating also is used for debt  subordinated to senior  debt that is  assigned  an actual or implied  BBB rating.
--------------------------------------------------------------------------------
B                   Debt rated in this category is more vulnerable to nonpayment than obligations rated BB, but currently has the capacity to
                    pay  interest  and  repay   principal.   Adverse   business,
                    financial,  or economic  conditions  will likely  impair the obligor's  capacity or willingness to pay interest and repay principal.
--------------------------------------------------------------------------------
CCC                 Debt  rated in this  category  is  currently  vulnerable  to
                    nonpayment  and  is  dependent   upon  favorable   business,
                    financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business,  financial,  or  economic  conditions,  it is  not likely  to have  the  capacity  to pay  interest  and  repay principal.  The CCC  rating  category  is also used for debt subordinated  to senior  debt that is  assigned an actual or implied B or B- rating.
--------------------------------------------------------------------------------
CC                  Debt rated in this category is currently  highly  vulnerable to nonpayment.  This rating category is also applied to debt subordinated  to senior  debt that is  assigned an actual or implied CCC rating.
--------------------------------------------------------------------------------
C                   The rating C typically  is applied to debt  subordinated  to
                    senior  debt,   and  is  currently   highly   vulnerable  to
                    nonpayment  of interest  and  principal.  This rating may be used to cover a situation  where a  bankruptcy  petition has been  filed  or  similar  action  taken,  but  debt  service payments are being continued.
--------------------------------------------------------------------------------
D                   Debt rated in this  category is in  default.  This rating is used when interest payments or principal  repayments are not made on the date due even if the applicable grace period has not expired,  unless S&P believes that such payments will be made during such grace period. It also will be used upon the filing of a  bankruptcy  petition or the taking of a similar action if debt service payments are jeopardized.
--------------------------------------------------------------------------------

MOODY'S INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------
Aaa                 This is the  highest  rating  assigned  by Moody's to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
Aa                  Debt rated in this  category  is  considered  to have a very strong  capacity to pay  interest  and repay  principal  and differs  from Aaa issues  only in a small  degree.  Together with Aaa debt,  it  comprises  what are  generally  known as high-grade bonds.
--------------------------------------------------------------------------------
A                   Debt  rated  in  this  category   possesses  many  favorable
                    investment   attributes   and   is  to  be   considered   as
                    upper-medium-grade  debt.  Although capacity to pay interest and repay principal are considered adequate,  it is somewhat more  susceptible  to the  adverse  effects  of  changes  in
                    circumstances   and   economic   conditions   than  debt  in
                    higher-rated categories.
--------------------------------------------------------------------------------
Baa                 Debt rated in this category is  considered  as  medium-grade debt having an adequate  capacity to pay  interest and repay principal.  While it normally exhibits  adequate  protection
                    parameters,   adverse   economic   conditions   or  changing
                    circumstances are more likely to lead to a weakened capacity to pay  interest  and  repay  principal  for  debt  in  this category than in higher-rated  categories.  Debt rated below
                    Baa  is   regarded   as   having   significant   speculative
                    characteristics.
--------------------------------------------------------------------------------
Ba                  Debt rated Ba has less  near-term  vulnerability  to default than  other  speculative  issues.  However,  it faces  major ongoing  uncertainties  or  exposure  to  adverse  business,
                    financial  or  economic   conditions   that  could  lead  to
                    inadequate  capacity to meet timely  interest and  principal payments.  Often the  protection  of interest and  principal payments may be very moderate.
--------------------------------------------------------------------------------
B                   Debt rated B has a greater  vulnerability  to  default,  but currently  has the capacity to meet  financial  commitments.
                    Assurance   of  interest  and   principal   payments  or  of
                    maintenance  of other  terms of the  contract  over any long period of time may be small.  The B rating  category is also used for debt  subordinated  to senior debt that is assigned an actual or implied Ba or Ba3 rating.
--------------------------------------------------------------------------------
Caa                 Debt  rated  Caa  is  of  poor  standing,  has  a  currently identifiable vulnerability to default, and is dependent upon favorable  business,  financial  and economic  conditions to meet timely  payment of interest and repayment of principal.
                    In the event of  adverse  business,  financial  or  economic conditions,  it is not  likely to have the  capacity  to pay interest and repay principal.  Such issues may be in default or there may be present  elements of danger with  respect to principal or interest.  The Caa rating is also used for debt subordinated  to senior  debt that is  assigned an actual or implied B or B3 rating.
--------------------------------------------------------------------------------
Ca                  Debt rated in this category  represent  obligations that are speculative in a high degree.  Such debt is often in default or has other marked shortcomings.
--------------------------------------------------------------------------------
C                   This is the lowest  rating  assigned  by  Moody's,  and debt rated C can be regarded as having  extremely  poor prospects of attaining investment standing.
--------------------------------------------------------------------------------

FITCH INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------
AAA                 Debt rated in this  category has the lowest  expectation  of credit  risk.  Capacity  for  timely  payment  of  financial commitments is  exceptionally  strong and highly unlikely to be adversely affected by foreseeable events.
--------------------------------------------------------------------------------
AA                  Debt rated in this  category has a very low  expectation  of credit  risk.  Capacity  for  timely  payment  of  financial commitments is very strong and not significantly  vulnerable to foreseeable events.
--------------------------------------------------------------------------------
A                   Debt rated in this category has a low  expectation of credit risk.  Capacity for timely payment of financial  commitments is  strong,  but  may  be  more  vulnerable  to  changes  in circumstances  or in economic  conditions than debt rated in higher categories.
--------------------------------------------------------------------------------
BBB                 Debt rated in this category  currently has a low expectation of credit risk and an adequate  capacity for timely  payment
                    of  financial  commitments.   However,  adverse  changes  in
                    circumstances and in economic  conditions are more likely to impair this capacity.  This is the lowest  investment  grade category.
--------------------------------------------------------------------------------

FITCH INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------
BB                  Debt rated in this category has a possibility  of developing credit risk,  particularly as the result of adverse economic
                    change   over   time.   However,   business   or   financial
                    alternatives may be available to allow financial commitments to be  met.  Securities  rated  in  this  category  are  not investment grade.
--------------------------------------------------------------------------------
B                   Debt rated in this category has significant credit risk, but a limited margin of safety  remains.  Financial  commitments currently  are being met, but capacity  for  continued  debt service  payments is contingent upon a sustained,  favorable business and economic environment.
--------------------------------------------------------------------------------
CCC, CC, C          Debt rated in these  categories has a real  possibility  for default.  Capacity for meeting financial commitments depends
                    solely  upon  sustained,   favorable  business  or  economic
                    developments.  A CC rating  indicates  that  default of some kind appears probable; a C rating signals imminent default.
--------------------------------------------------------------------------------
DDD, DD, D          The ratings of obligations in these  categories are based on their prospects for achieving  partial or full recovery in a reorganization or liquidation of the obligor. While expected
                    recovery  values  are  highly   speculative  and  cannot  be
                    estimated with any precision, the following serve as general guidelines.  DDD obligations have the highest  potential for recovery, around 90%-100% of outstanding amounts and accrued interest.  DD indicates potential recoveries in the range of
                    50%-90% and D the lowest  recovery  potential,  i.e.,  below
                    50%.

                    Entities rated in these categories have defaulted on some or all of  their  obligations.  Entities  rated  DDD  have  the highest  prospect for resumption of performance or continued
                    operation with or without a formal  reorganization  process.
                    Entities  rated DD and D are  generally  undergoing a formal reorganization  or liquidation  process;  those rated DD are likely to  satisfy  a higher  portion  of their  outstanding obligations,  while entities rated D have a poor prospect of repaying all obligations.
--------------------------------------------------------------------------------

To provide more detailed  indications of credit  quality,  the Standard & Poor's ratings  from AA to CCC may be modified by the  addition of a plus or minus sign to show  relative  standing  within  these major rating  categories.  Similarly,
Moody's adds numerical  modifiers (1,2,3) to designate  relative standing within its major bond  rating  categories.  Fitch,  Inc.  also  rates  bonds and uses a ratings system that is substantially similar to that used by Standard & Poor's.

COMMERCIAL PAPER RATINGS
--------------------------------------------------------------------------------
S&P      MOODY'S      DESCRIPTION
--------------------------------------------------------------------------------
A-1      Prime-1      This indicates that the degree of safety regarding timely
         (P-1)        payment is strong. Standard & Poor's rates those issues
                      determined to possess extremely strong safety
                      characteristics as A-1+.
--------------------------------------------------------------------------------
A-2      Prime-2      Capacity for timely payment on commercial paper is
         (P-2)        satisfactory, but the relative degree of safety is not as
                      high as for issues designated A-1. Earnings trends and
                      coverage ratios, while sound, will be more subject to
                      variation. Capitalization characteristics, while still
                      appropriated, may be more affected by external conditions.
                      Ample alternate liquidity is maintained.
--------------------------------------------------------------------------------
A-3      Prime-3      Satisfactory capacity for timely repayment. Issues that
         (P-3)        carry this rating are somewhat more vulnerable to the
                      adverse changes in circumstances than obligations carrying the higher designations.
--------------------------------------------------------------------------------

NOTE RATINGS
--------------------------------------------------------------------------------
S&P    MOODY'S         DESCRIPTION
--------------------------------------------------------------------------------
SP-1   MIG-1; VMIG-1   Notes are of the highest quality enjoying strong
                       protection from established cash flows of funds for their
                       servicing or from established and broad-based access to
                       the market for refinancing, or both.
--------------------------------------------------------------------------------
SP-2   MIG-2; VMIG-2   Notes are of high quality, with margins of protection
                       ample, although not so large as in the preceding group.
--------------------------------------------------------------------------------
SP-3   MIG-3; VMIG-3   Notes are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the
                       preceding grades. Market access for refinancing, in
                       particular, is likely to be less well established.
--------------------------------------------------------------------------------
SP-4   MIG-4; VMIG-4   Notes are of adequate quality, carrying specific risk but
                       having protection and not distinctly or predominantly
                       speculative.
--------------------------------------------------------------------------------

II. FINANCIAL STATEMENTS

This SAI  incorporates  by reference  portions of the following  documents:  the
Annual Report, dated March 31, 2005, and the Semi-Annual Report, dated September
30, 2005,  to  Shareholders  of Mason Street  Funds;  the Annual  Report,  dated
October 31, 2005, to  Shareholders  of American  Century Select Fund; the Annual
Report,  dated March 31, 2005, and the Semi-Annual  Report,  dated September 30,
2005, to Shareholders of American  Century Equity Index Fund; the Annual Report,
dated December 31, 2004,  and the  Semi-Annual  Report,  dated June 30, 2005, to
Shareholders  of American  Century Equity Growth Fund; the Annual Report,  dated
November  30,  2004,  and  the  Semi-Annual  Report,  dated  May  31,  2005,  to
Shareholders of American  Century  Strategic  Allocation:  Moderate Fund.  These
reports  contain  historical  financial  information  regarding the Mason Street
Funds and the American Century Funds and have been filed with the Securities and
Exchange Commission.  The financial statements therein,  and, in the case of the
Annual Reports, the report of the independent  registered public accounting firm therein, are incorporated herein by reference.

     Pro forma  financial  statements  of the Mason Funds and  American  Century
Funds are provided on the following pages.

III.  PRO FORMA  COMBINED  SCHEDULE  OF  INVESTMENTS  AS OF  SEPTEMBER  30, 2005
(UNAUDITED)

a. EQUITY INDEX

EQUITY INDEX (FUND 1) / INDEX 500 (FUND 2)
PRO FORMA COMBINED SCHEDULE OF INVESTMENTS
(UNAUDITED)                                                                                                SEPTEMBER 30, 2005

   FUND 1        FUND 2                                                                                             PRO FORMA
   SHARES/       SHARES/      PRO FORMA                                         FUND 1             FUND 2            COMBINED
   PRINCIPAL     PRINCIPAL    COMBINED                                          MARKET             MARKET             MARKET
   AMOUNT        AMOUNT        SHARES         SECURITY DESCRIPTION              VALUE              VALUE              VALUE
----------------------------------------  ----------------------------        -----------        -----------        ----------
COMMON STOCKS (98.8%)

AEROSPACE & DEFENSE (2.2%)
   57,612        13,170        70,782     Boeing Co.                            3,914,734            894,902          4,809,636
   14,105         3,200        17,305     General Dynamics Corp.                1,686,253            382,560          2,068,813
    8,502         1,900        10,402     Goodrich Corporation                    376,979             84,246            461,225
   60,021        13,650        73,671     Honeywell International Inc.          2,250,788            511,875          2,762,663
    8,315         1,900        10,215     L-3 Communications Holdings, Inc.       657,467            150,233            807,700
   25,684         5,800        31,484     Lockheed Martin Corp.                 1,567,751            354,032          1,921,783
   25,051         5,678        30,729     Northrop Grumman Corp.                1,361,522            308,599          1,670,121
   31,657         7,200        38,857     Raytheon Company                      1,203,599            273,744          1,477,343
   12,271         2,800        15,071     Rockwell Collins                        592,935            135,296            728,231
   71,945        16,300        88,245     United Technologies Corp.             3,729,629            844,992          4,574,621
                                                                              -----------        -----------        -----------
                                                                               17,341,657          3,940,479         21,282,136
                                                                              -----------        -----------        -----------
AIR FREIGHT & LOGISTICS (0.9%)
   21,249         4,820        26,069     FedEx Corporation                     1,851,425            419,967          2,271,392
    4,459         1,000         5,459     Ryder System, Inc.                      152,587             34,220            186,807
   77,748        17,800        95,548     United Parcel Service, Inc. Cl B      5,374,720          1,230,513          6,605,233
                                                                              -----------        -----------        -----------
                                                                                7,378,732          1,684,700          9,063,432
                                                                              -----------        -----------        -----------
SEE NOTES TO SCHEDULE OF INVESTMENTS.

AIRLINES (0.1%)
   49,231        10,880        60,111      Southwest Airlines Co.                 731,080            161,568            892,648
                                                                              -----------        -----------        -----------
AUTO COMPONENTS (0.2%)
    4,415         1,000         5,415      Cooper Tire & Rubber Co.                67,417             15,270             82,687
   10,588         2,378        12,966      Dana Corp.                              99,633             22,377            122,010
   39,188         8,929        48,117      Delphi Corp.                           108,159             24,644            132,803
   12,239         2,800        15,039      Goodyear Tire & Rubber Co. (The)(1)    190,806             43,652            234,458
   13,496         3,100        16,596      Johnson Controls, Inc.                 837,426            192,355          1,029,781
    8,884         2,052        10,936      Visteon Corp.                           86,886             20,069            106,955
                                                                              -----------        -----------        -----------
                                                                                1,390,327            318,367          1,708,694
                                                                              -----------        -----------        -----------
AUTOMOBILES (0.4%)
  129,986        29,344       159,330      Ford Motor Company                   1,281,662            289,332          1,570,994
   39,668         9,004        48,672      General Motors Corp.                 1,214,237            275,612          1,489,849
   19,425         4,525        23,950      Harley-Davidson, Inc.                  940,947            219,191          1,160,138
                                                                              -----------        -----------        -----------
                                                                                3,436,846            784,135          4,220,981
                                                                              -----------        -----------        -----------
BEVERAGES (2.2%)
   54,523        12,332        66,855      Anheuser-Busch Companies, Inc.       2,346,670            530,769          2,877,439
    5,958           912         6,870      Brown-Forman Corp. Cl B                354,739             54,300            409,039
  146,021        33,425       179,446      Coca-Cola Company (The)              6,306,647          1,443,626          7,750,273
   21,570         3,800        25,370      Coca-Cola Enterprises                  420,615             74,100            494,715
   13,821         3,100        16,921      Constellation Brands Inc. Cl A(1)      359,346             80,600            439,946
    4,134         1,100         5,234      Molson Coors Brewing Co.               264,617             70,411            335,028
   10,027         2,300        12,327      Pepsi Bottling Group Inc.              286,271             65,665            351,936
  117,256        26,700       143,956      PepsiCo, Inc.                        6,649,588          1,514,157          8,163,745
                                                                              -----------        -----------        -----------
                                                                               16,988,493          3,833,628         20,822,121
                                                                              -----------        -----------        -----------
BIOTECHNOLOGY (1.5%)
   86,641        19,736       106,377      Amgen Inc.(1)                        6,902,688          1,572,367          8,475,055
   13,744         3,100        16,844      Applera Corporation-Applied            319,411             72,044            391,455
                                             Biosystems Group
   23,755         5,445        29,200      Biogen Idec Inc.(1)                    937,847            214,969          1,152,816
    7,830         1,700         9,530      Chiron Corp.(1)                        341,545             74,154            415,699
   18,005         4,000        22,005      Genzyme Corp.(1)                     1,289,878            286,560          1,576,438
   31,986         7,200        39,186      Gilead Sciences, Inc.(1)             1,559,637            351,072          1,910,709
   17,061         4,000        21,061      MedImmune, Inc.(1)                     574,103            134,600            708,703
                                                                              -----------        -----------        -----------
                                                                               11,925,109          2,705,766         14,630,875
                                                                              -----------        -----------        -----------
BUILDING PRODUCTS (0.2%)
   12,846         2,300        15,146      American Standard Companies Inc.       597,981            107,065            705,046
   30,221         6,900        37,121      Masco Corp.                            927,181            211,692          1,138,873
                                                                              -----------        -----------        -----------
                                                                                1,525,162            318,757          1,843,919
                                                                              -----------        -----------        -----------
CAPITAL MARKETS (2.9%)
   54,619        12,427        67,046      Bank of New York Co., Inc. (The)     1,606,345            365,478          1,971,823
    7,833         1,792         9,625      Bear Stearns Companies Inc. (The)      859,672            196,672          1,056,344
   25,963         5,900        31,863      E*TRADE Financial Corp.(1)             456,949            103,840            560,789
    6,190         1,300         7,490      Federated Investors Inc. Cl B          205,694             43,199            248,893
   10,523         2,300        12,823      Franklin Resources, Inc.               883,511            193,108          1,076,619
   32,646         6,500        39,146      Goldman Sachs Group, Inc. (The)      3,969,101            790,270          4,759,371
   15,578         3,600        19,178      Janus Capital Group Inc.               225,102             52,020            277,122
   19,076         4,422        23,498      Lehman Brothers Holdings Inc.        2,221,972            515,075          2,737,047
   29,170         6,723        35,893      Mellon Financial Corp.                 932,565            214,934          1,147,499
   65,048        15,100        80,148      Merrill Lynch & Co., Inc.            3,990,694            926,385          4,917,079
   76,255        17,436        93,691      Morgan Stanley                       4,113,194            940,498          5,053,692
   13,196         3,000        16,196      Northern Trust Corp.                   667,058            151,650            818,708
   73,532        15,200        88,732      Schwab (Charles) Corp.               1,061,067            219,336          1,280,403
   23,206         5,300        28,506      State Street Corp.                   1,135,238            259,276          1,394,514
    9,089         1,900        10,989      T. Rowe Price Group Inc.               593,512            124,070            717,582
                                                                              -----------        -----------        -----------
                                                                               22,921,674          5,095,811         28,017,485
                                                                              -----------        -----------        -----------
CHEMICALS (1.5%)
   15,624         3,700        19,324      Air Products & Chemicals, Inc.         861,507            204,018          1,065,525
    5,183         1,000         6,183      Ashland Inc.                           286,309             55,240            341,549
   67,713        15,311        83,024      Dow Chemical Co.                     2,821,600            638,009          3,459,609
   69,829        15,927        85,756      du Pont (E.I.) de Nemours & Co.      2,735,202            623,861          3,359,063
    5,674         1,300         6,974      Eastman Chemical Company               266,508             61,061            327,569
   13,172         2,900        16,072      Ecolab Inc.                            420,582             92,597            513,179
    8,285         1,900        10,185      Engelhard Corporation                  231,234             53,029            284,263
    7,875         1,800         9,675      Hercules Inc.(1)                        96,233             21,996            118,229
    5,791         1,325         7,116      International Flavors &                206,391             47,223            253,614
                                            Fragrances Inc.
   18,842         4,240        23,082      Monsanto Co.                         1,182,336            266,060          1,448,396
   11,828         2,700        14,528      PPG Industries, Inc.                   700,099            159,813            859,912
   22,674         5,200        27,874      Praxair, Inc.                        1,086,765            249,236          1,336,001
   10,397         2,505        12,902      Rohm and Haas Co.                      427,629            103,031            530,660
    4,839         1,100         5,939      Sigma-Aldrich Corp.                    309,986             70,466            380,452
                                                                              -----------        -----------        -----------
                                                                               11,632,381          2,645,640         14,278,021
                                                                              -----------        -----------        -----------
COMMERCIAL BANKS (5.4%)
   24,697         5,600        30,297      AmSouth Bancorporation                 623,846            141,456            765,302
  282,175        64,140       346,315      Bank of America Corp.               11,879,567          2,700,293         14,579,860
   38,415         8,700        47,115      BB&T Corporation                     1,500,106            339,735          1,839,841
   11,630         2,650        14,280      Comerica Inc.                          685,007            156,085            841,092
    8,707         2,000        10,707      Compass Bancshares Inc.                399,042             91,660            490,702
   39,020         7,714        46,734      Fifth Third Bancorp                  1,433,205            283,335          1,716,540
    8,721         2,000        10,721      First Horizon National Corp.           317,008             72,700            389,708
   15,984         3,672        19,656      Huntington Bancshares Inc.             359,160             82,510            441,670
   28,698         6,500        35,198      KeyCorp                                925,511            209,625          1,135,136
    5,748         1,300         7,048      M&T Bank Corp.                         607,621            137,423            745,044
   14,668         3,100        17,768      Marshall & Ilsley Corp.                638,205            134,881            773,086
   40,163         8,724        48,887      National City Corp.                  1,343,051            291,731          1,634,782
   33,538         7,650        41,188      North Fork Bancorporation, Inc.        855,219            195,075          1,050,294
   20,393         4,533        24,926      PNC Financial Services Group         1,183,202            263,005          1,446,207
   32,292         7,427        39,719      Regions Financial Corp.              1,004,927            231,128          1,236,055
   25,440         5,100        30,540      SunTrust Banks, Inc.                 1,766,808            354,195          2,121,003
   21,838         4,950        26,788      Synovus Financial Corp.                605,349            137,214            742,563
  128,315        29,171       157,486      U.S. Bancorp                         3,603,085            819,122          4,422,207
  110,756        25,148       135,904      Wachovia Corp.                       5,270,878          1,196,793          6,467,671
  118,537        26,925       145,462      Wells Fargo & Co.                    6,942,712          1,576,997          8,519,709
    6,315         1,400         7,715      Zions Bancorporation                   449,691             99,694            549,385
                                                                              -----------        -----------        -----------
                                                                               42,393,200          9,514,657         51,907,857
                                                                              -----------        -----------        -----------
COMMERCIAL SERVICES & SUPPLIES (0.7%)
   16,252         3,400        19,652      Allied Waste Industries Inc.(1)        137,329             28,730            166,059
    7,727         1,500         9,227      Avery Dennison Corp.                   404,818             78,585            483,403
   73,409        16,772        90,181      Cendant Corporation                  1,515,162            346,174          1,861,336
    9,891         2,000        11,891      Cintas Corp.                           406,026             82,100            488,126
    9,131         2,100        11,231      Equifax Inc.                           319,037             73,374            392,411
    8,456         1,900        10,356      Monster Worldwide Inc.(1)              259,684             58,349            318,033
   16,080         3,636        19,716      Pitney Bowes, Inc.                     671,179            151,767            822,946
   15,035         3,433        18,468      R.R. Donnelley & Sons Company          557,347            127,261            684,608
   11,844         2,300        14,144      Robert Half International Inc.         421,528             81,857            503,385
   39,515         9,057        48,572      Waste Management, Inc.               1,130,524            259,121          1,389,645
                                                                              -----------        -----------        -----------
                                                                                5,822,634          1,287,318          7,109,952
                                                                               -----------       -----------        -----------
COMMUNICATIONS EQUIPMENT (2.8%)
    8,029         1,828         9,857      ADC Telecommunications, Inc.(1)        183,543             41,788            225,331
   11,124         2,600        13,724      Andrew Corporation(1)                  124,033             28,990            153,023
   30,546         7,577        38,123      Avaya Inc.(1)                          314,624             78,043            392,667
   39,355         9,200        48,555      CIENA Corporation(1)                   103,897             24,288            128,185
  448,779       101,933       550,712      Cisco Systems Inc.(1)                8,046,606          1,827,659          9,874,265
   14,151         3,200        17,351      Comverse Technology, Inc.(1)           371,747             84,064            455,811
  103,314        23,100       126,414      Corning Inc.(1)                      1,997,060            446,523          2,443,583
  114,803        26,300       141,103      JDS Uniphase Corp.(1)                  254,863             58,386            313,249
  311,660        70,584       382,244      Lucent Technologies Inc.(1)          1,012,895            229,398          1,242,293
  173,352        39,060       212,412      Motorola, Inc.                       3,829,346            862,835          4,692,181
  114,478        26,000       140,478      QUALCOMM Inc.                        5,122,890          1,163,500          6,286,390
   10,744         2,400        13,144      Scientific-Atlanta, Inc.               403,007             90,024            493,031
   30,811         7,100        37,911      Tellabs, Inc.(1)                       324,132             74,692            398,824
                                                                              -----------        -----------        -----------
                                                                               22,088,643          5,010,190         27,098,833
                                                                              -----------        -----------        -----------
COMPUTERS & PERIPHERALS (3.6%)
   58,252        13,100        71,352      Apple Computer, Inc.(1)              3,122,890            702,291          3,825,181
  168,344        38,600       206,944      Dell Inc.(1)                         5,757,365          1,320,120          7,077,485
  169,188        38,312       207,500      EMC Corp.(1)                         2,189,293            495,757          2,685,050
   18,722         3,500        22,222      Gateway, Inc.(1)                        50,549              9,450             59,999
  201,172        46,036       247,208      Hewlett-Packard Co.                  5,874,222          1,344,251          7,218,473
  112,066        25,751       137,817      International Business               8,989,934          2,065,745         11,055,679
                                             Machines Corp.
    8,332         1,900        10,232      Lexmark International, Inc. Cl A(1)    508,669            115,995            624,664
   12,858         3,000        15,858      NCR Corp.(1)                           410,299             95,730            506,029
   25,769         5,800        31,569      Network Appliance, Inc.(1)             611,756            137,692            749,448
    6,492         1,400         7,892      QLogic Corp.(1)                        222,026             47,880            269,906
  239,101        54,349       293,450      Sun Microsystems, Inc.(1)              937,276            213,048          1,150,324
                                                                              -----------        -----------        -----------
                                                                               28,674,279          6,547,959         35,222,238
                                                                              -----------        -----------        -----------
CONSTRUCTION & ENGINEERING (0.1%)
    6,121         1,400         7,521      Fluor Corp.                            394,070             90,132            484,202
                                                                              -----------        -----------        -----------
CONSTRUCTION MATERIALS (0.1%)
    7,175         1,600         8,775      Vulcan Materials Co.                   532,457            118,736            651,193
                                                                              -----------        -----------        -----------
CONSUMER FINANCE (1.3%)
   87,130        17,525       104,655      American Express Co.                 5,004,747          1,006,636          6,011,383
   20,256         4,600        24,856      Capital One Financial Corp.          1,610,757            365,792          1,976,549
   88,281        20,225       108,506      MBNA Corporation                     2,175,244            498,344          2,673,588
   20,762         4,700        25,462      Providian Financial Corp.(1)           367,072             83,096            450,168
   29,295         6,700        35,995      SLM Corporation                      1,571,384            359,388          1,930,772
                                                                              -----------        -----------        -----------
                                                                               10,729,204          2,313,256         13,042,460
                                                                              -----------        -----------        -----------
CONTAINERS & PACKAGING (0.2%)
    7,787         1,800         9,587      Ball Corp.                             286,094             66,132            352,226
    7,460         1,700         9,160      Bemis Co., Inc.                        184,262             41,990            226,252
   10,361         2,400        12,761      Pactiv Corp.(1)                        181,525             42,048            223,573
    5,915         1,314         7,229      Sealed Air Corp.(1)                    280,726             62,362            343,088
    7,768         1,800         9,568      Temple-Inland Inc.                     317,323             73,530            390,853
                                                                              -----------        -----------        -----------
                                                                                1,249,930            286,062          1,535,992
                                                                              -----------        -----------        -----------
DISTRIBUTORS (0.1%)

   12,235         2,750        14,985      Genuine Parts Company                  524,882            117,975            642,857
                                                                              -----------        -----------        -----------
DIVERSIFIED CONSUMER SERVICES (0.2%)
   10,375         2,300        12,675      Apollo Group Inc. Cl A(1)              688,796            152,697            841,493
   22,767         5,300        28,067      Block (H & R), Inc.                    545,953            127,094            673,047
                                                                              -----------        -----------        -----------
                                                                                1,234,749            279,791          1,514,540
                                                                              -----------        -----------        -----------
DIVERSIFIED FINANCIAL SERVICES (3.5%)
   14,282         3,400        17,682      CIT Group Inc.                         645,261            153,612            798,873
  363,103        82,915       446,018      Citigroup Inc.                      16,528,448          3,774,290         20,302,738
  246,689        56,130       302,819      J.P. Morgan Chase & Co.              8,370,158          1,904,491         10,274,649
   17,903         4,050        21,953      Moody's Corp.                          914,485            206,874          1,121,359
   19,810         4,700        24,510      Principal Financial Group              938,400            222,639          1,161,039
                                                                              -----------        -----------        -----------
                                                                               27,396,752          6,261,906         33,658,658
                                                                              -----------        -----------        -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (2.2%)
   56,245        12,782        69,027      AT&T Corp.                           1,113,651            253,084          1,366,735
  128,637        29,200       157,837      BellSouth Corp.                      3,383,153            767,960          4,151,113
    9,029         2,100        11,129      CenturyTel Inc.                        315,834             73,458            389,292
   24,044         5,400        29,444      Citizens Communications Company        325,796             73,170            398,966
  109,162        24,100       133,262      Qwest Communications                   447,564             98,810            546,374
                                              International Inc.(1)
  231,992        52,618       284,610      SBC Communications Inc.              5,560,848          1,261,253          6,822,101
  194,172        44,154       238,326      Verizon Communications               6,347,484          1,443,394          7,790,878
                                                                              -----------        -----------        -----------
                                                                               17,494,330          3,971,129         21,465,459
                                                                              -----------        -----------        -----------
ELECTRIC UTILITIES (1.7%)
   11,180         2,600        13,780      Allegheny Energy, Inc.(1)              343,450             79,872            423,322
   27,572         6,100        33,672      American Electric Power              1,094,608            242,170          1,336,778
   13,931         3,200        17,131      Cinergy Corp.                          618,676            142,112            760,788
   22,848         5,200        28,048      Edison International                 1,080,253            245,856          1,326,109
   14,614         3,400        18,014      Entergy Corp.                        1,086,112            252,688          1,338,800
   47,068        10,674        57,742      Exelon Corporation                   2,515,315            570,418          3,085,733
   23,135         5,237        28,372      FirstEnergy Corp.                    1,205,796            272,952          1,478,748
   27,638         6,200        33,838      FPL Group, Inc.                      1,315,569            295,120          1,610,689
    6,883         1,600         8,483      Pinnacle West Capital Corp.            303,403             70,528            373,931
   26,603         6,096        32,699      PPL Corporation                        860,075            197,084          1,057,159
   17,607         3,993        21,600      Progress Energy Inc.                   787,913            178,687            966,600
   52,407        11,900        64,307      Southern Co.                         1,874,074            425,544          2,299,618
                                                                              -----------        -----------        -----------
                                                                               13,085,244          2,973,031         16,058,275
                                                                              -----------        -----------        -----------
ELECTRICAL EQUIPMENT (0.4%)
   12,086         2,700        14,786      American Power Conversion Corp.        313,027             69,930            382,957
    6,527         1,500         8,027      Cooper Industries, Ltd. Cl A           451,277            103,710            554,987
   28,990         6,625        35,615      Emerson Electric Co.                 2,081,482            475,675          2,557,157
   12,724         2,600        15,324      Rockwell Automation Inc.               673,100            137,540            810,640
                                                                              -----------        -----------        -----------
                                                                                3,518,886            786,855          4,305,741
                                                                              -----------        -----------        -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
   34,658         5,946        40,604      Agilent Technologies, Inc.(1)        1,135,049            194,732          1,329,781
   12,344         2,600        14,944      Jabil Circuit, Inc.(1)                 381,676             80,392            462,068
   10,485         2,350        12,835      Molex Inc.                             279,740             62,698            342,438
   36,472         8,400        44,872      Sanmina-SCI Corp.(1)                   156,465             36,036            192,501
   68,749        15,500        84,249      Solectron Corp.(1)                     268,809             60,605            329,414
   17,757         3,850        21,607      Symbol Technologies, Inc.              171,888             37,268            209,156
    6,220         1,400         7,620      Tektronix, Inc.                        156,931             35,322            192,253
                                                                              -----------        -----------        -----------
                                                                                2,550,558            507,053          3,057,611
                                                                              -----------        -----------        -----------
ENERGY EQUIPMENT & SERVICES (1.6%)
   23,900         5,410        29,310      Baker Hughes Inc.                    1,426,352            322,869          1,749,221
   22,625         5,200        27,825      BJ Services Co.                        814,274            187,148          1,001,422
   35,676         8,046        43,722      Halliburton Co.                      2,444,520            551,312          2,995,832
   11,035         2,200        13,235      Nabors Industries Ltd.(1)              792,644            158,026            950,670
   12,153         2,700        14,853      National Oilwell Varco, Inc.(1)        799,667            177,660            977,327
    9,578         2,200        11,778      Noble Corp.                            655,710            150,612            806,322
    7,581         1,700         9,281      Rowan Companies, Inc.                  269,050             60,333            329,383
   41,301         9,400        50,701      Schlumberger Ltd.                    3,484,978            793,172          4,278,150
   23,064         5,187        28,251      Transocean Inc.(1)                   1,414,054            318,015          1,732,069
    9,835         2,600        12,435      Weatherford International Ltd.(1)      675,271            178,516            853,787
                                                                              -----------        -----------        -----------
                                                                               12,776,520          2,897,663         15,674,183
                                                                              -----------        -----------        -----------
FOOD & STAPLES RETAILING (2.3%)
   25,807         5,839        31,646      Albertson's Inc.                       661,950            149,770            811,720
   33,619         7,600        41,219      Costco Wholesale Corporation         1,448,643            327,484          1,776,127
   57,039        12,900        69,939      CVS Corp.                            1,654,701            374,229          2,028,930
   50,769        11,622        62,391      Kroger Co. (The)(1)                  1,045,334            239,297          1,284,631
   31,448         7,100        38,548      Safeway Inc.                           805,069            181,760            986,829
    9,606         2,200        11,806      Supervalu Inc.                         298,939             68,464            367,403
   44,412        10,125        54,537      Sysco Corp.                          1,393,204            317,621          1,710,825
  175,603        39,967       215,570      Wal-Mart Stores, Inc.                7,694,923          1,751,354          9,446,277
   71,774        16,300        88,074      Walgreen Co.                         3,118,580            708,235          3,826,815
                                                                              -----------        -----------        -----------
                                                                               18,121,343          4,118,214         22,239,557
                                                                              -----------        -----------        -----------
FOOD PRODUCTS (1.1%)
   45,618         9,437        55,055      Archer-Daniels-Midland Co.           1,124,940            232,716          1,357,656
   13,247         3,724        16,971      Campbell Soup Company                  394,098            110,789            504,887
   36,301         8,300        44,601      ConAgra Foods, Inc.                    898,450            205,425          1,103,875
   25,703         5,900        31,603      General Mills, Inc.                  1,238,885            284,380          1,523,265
   24,126         5,600        29,726      H.J. Heinz Company                     881,564            204,624          1,086,188
   13,028         3,000        16,028      Hershey Company (The)                  733,607            168,930            902,537
   18,164         4,500        22,664      Kellogg Co.                            837,905            207,585          1,045,490
    9,567         2,200        11,767      McCormick & Company, Inc.              312,171             71,786            383,957
   55,016        12,540        67,556      Sara Lee Corp.                       1,042,553            237,633          1,280,186
   17,764         4,000        21,764      Tyson Foods, Inc. Cl A                 320,640             72,200            392,840
   12,740         2,600        15,340      Wrigley (Wm.) Jr. Company              915,751            186,888          1,102,639
                                                                              -----------        -----------        -----------
                                                                                8,700,564          1,982,956         10,683,520
                                                                              -----------        -----------        -----------
GAS UTILITIES (2)
    2,992           700         3,692      NICOR Inc.                             125,754             29,421            155,175
    2,610           600         3,210      People's Energy Corp.                  102,782             23,628            126,410
                                                                              -----------        -----------        -----------
                                                                                  228,536             53,049            281,585
                                                                              -----------        -----------        -----------
HEALTH CARE EQUIPMENT & SUPPLIES (2.1%)
    7,388         1,700         9,088      Bard (C.R.), Inc.                      487,830            112,251            600,081
    3,797           900         4,697      Bausch & Lomb Inc.                     306,342             72,612            378,954
   43,682         9,900        53,582      Baxter International, Inc.           1,741,601            394,713          2,136,314
   17,590         4,000        21,590      Becton Dickinson & Co.                 922,244            209,720          1,131,964
   17,350         4,000        21,350      Biomet Inc.                            602,219            138,840            741,059
   41,789        10,448        52,237      Boston Scientific Corp.(1)             976,609            244,170          1,220,779
    8,537         1,900        10,437      Fisher Scientific International(1)     529,721            117,895            647,616
   23,157         5,200        28,357      Guidant Corp.                        1,595,286            358,228          1,953,514
   11,188         2,482        13,670      Hospira Inc.(1)                        458,372            101,688            560,060
   85,034        19,300       104,334      Medtronic, Inc.                      4,559,522          1,034,866          5,594,388
    3,602           800         4,402      Millipore Corp.(1)                     226,530             50,312            276,842
    8,983         2,100        11,083      PerkinElmer, Inc.                      182,984             42,777            225,761
   25,573         5,800        31,373      St. Jude Medical, Inc.(1)            1,196,816            271,440          1,468,256
   20,559         5,500        26,059      Stryker Corp.                        1,016,231            271,865          1,288,096
   11,375         2,600        13,975      Thermo Electron Corp.(1)               351,488             80,340            431,828
    8,254         1,900        10,154      Waters Corp.(1)                        343,366             79,040            422,406
   17,350         3,930        21,280      Zimmer Holdings Inc.(1)              1,195,242            270,738          1,465,980
                                                                              -----------        -----------        -----------
                                                                               16,692,403          3,851,495         20,543,898
                                                                              -----------        -----------        -----------
HEALTH CARE PROVIDERS & SERVICES (2.9%)
   20,345         4,600        24,945      Aetna Inc.                           1,752,518            396,244          2,148,762
    7,259         1,700         8,959      AmerisourceBergen Corp.                561,121            131,410            692,531
   29,952         6,825        36,777      Cardinal Health, Inc.                1,900,155            432,978          2,333,133
   31,572         7,200        38,772      Caremark Rx Inc.(1)                  1,576,390            359,496          1,935,886
    9,022         2,100        11,122      CIGNA Corp.                          1,063,333            247,506          1,310,839
    7,521         1,700         9,221      Coventry Health Care Inc.(1)           646,956            146,234            793,190
   10,411         2,400        12,811      Express Scripts, Inc.(1)               647,564            149,280            796,844
   31,711         6,324        38,035      HCA Inc.                             1,519,591            303,046          1,822,637
   17,397         3,900        21,297      Health Management                      408,308             91,533            499,841
                                             Associates, Inc. Cl A
   11,373         2,600        13,973      Humana Inc.(1)                         544,539            124,488            669,027
   15,596         3,600        19,196      IMS Health Inc.                        392,551             90,612            483,163
    9,473         2,100        11,573      Laboratory Corporation of              461,430            102,291            563,721
                                             America Holdings(1)
    5,430         1,300         6,730      Manor Care, Inc.                       208,566             49,933            258,499
   21,621         4,721        26,342      McKesson Corp.                       1,025,916            224,011          1,249,927
   21,348         4,794        26,142      Medco Health Solutions Inc.(1)       1,170,511            262,855          1,433,366
   11,843         2,500        14,343      Quest Diagnostics Inc.                 598,545            126,350            724,895
   32,244         7,500        39,744      Tenet Healthcare Corp.(1)              362,100             84,225            446,325
   88,689        20,200       108,889      UnitedHealth Group Incorporated      4,984,323          1,135,240          6,119,563
   43,077         9,800        52,877      WellPoint Inc.(1)                    3,266,098            743,036          4,009,134
                                                                              -----------        -----------        -----------
                                                                               23,090,515          5,200,768         28,291,283
                                                                              -----------        -----------        -----------
HOTELS, RESTAURANTS & LEISURE (1.4%)
   30,471         6,718        37,189      Carnival Corporation                 1,522,941            335,766          1,858,707
    9,694         2,150        11,844      Darden Restaurants, Inc.               294,407             65,296            359,703
   12,872         2,900        15,772      Harrah's Entertainment, Inc.           839,126            189,051          1,028,177
   23,354         6,100        29,454      Hilton Hotels Corporation              521,261            136,152            657,413
   23,683         5,500        29,183      International Game Technology          639,441            148,500            787,941
   12,149         2,800        14,949      Marriott International, Inc. Cl A      765,387            176,400            941,787
   87,750        20,251       108,001      McDonald's Corporation               2,938,747            678,206          3,616,953
   26,875         6,200        33,075      Starbucks Corporation(1)             1,346,438            310,620          1,657,058
   15,261         3,400        18,661      Starwood Hotels & Resorts              872,471            194,378          1,066,849
                                             Worldwide, Inc.
    8,121         1,800         9,921      Wendy's International, Inc.            366,663             81,270            447,933
   19,971         4,660        24,631      Yum! Brands, Inc.                      966,796            225,591          1,192,387
                                                                              -----------        -----------        -----------
                                                                               11,073,678          2,541,230         13,614,908
                                                                              -----------        -----------        -----------
HOUSEHOLD DURABLES (0.7%)
    5,631         1,300         6,931      Black & Decker Corporation             462,249            106,717            568,966
    8,989         2,000        10,989      Centex Corp.                           580,510            129,160            709,670
   19,075         4,300        23,375      D.R. Horton, Inc.                      690,896            155,746            846,642
   10,234         2,300        12,534      Fortune Brands, Inc.                   832,330            187,059          1,019,389
    5,549         1,100         6,649      KB Home                                406,187             80,520            486,707
   13,420         3,000        16,420      Leggett & Platt, Inc.                  271,084             60,600            331,684
    5,337         1,300         6,637      Maytag Corporation                      97,454             23,738            121,192
   19,390         4,345        23,735      Newell Rubbermaid Inc.                 439,184             98,414            537,598
   15,238         3,400        18,638      Pulte Homes Inc.                       654,014            145,928            799,942
    4,081           966         5,047      Snap-on Incorporated                   147,406             34,892            182,298
    5,175         1,100         6,275      Stanley Works (The)                    241,569             51,348            292,917
    4,723         1,100         5,823      Whirlpool Corp.                        357,862             83,347            441,209
                                                                              -----------        -----------        -----------
                                                                                5,180,745          1,157,469          6,338,214
                                                                              -----------        -----------        -----------
HOUSEHOLD PRODUCTS (1.9%)
   10,618         2,500        13,118      Clorox Company                         589,724            138,850            728,574
   36,452         8,324        44,776      Colgate-Palmolive Co.                1,924,301            439,424          2,363,725
   33,426         7,623        41,049      Kimberly-Clark Corp.                 1,989,850            453,797          2,443,647
  179,451        39,444       218,895      Procter & Gamble Co. (The)          10,670,156          2,345,340         13,015,496
                                                                              -----------        -----------        -----------
                                                                               15,174,031          3,377,411         18,551,442
                                                                              -----------        -----------        -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.7%)
   45,767        10,425        56,192      AES Corporation (The)(1)               751,952            171,283            923,235
   39,899         9,100        48,999      Calpine Corporation(1)                 103,338             23,569            126,907
   12,398         2,800        15,198      Constellation Energy Group Inc.        763,717            172,480            936,197
   65,010        14,762        79,772      Duke Energy Corp.                    1,896,342            430,608          2,326,950
   21,762         4,500        26,262      Dynegy Inc. Cl A(1)                    102,499             21,195            123,694
   16,845         3,797        20,642      TXU Corp.                            1,901,463            428,605          2,330,068
                                                                              -----------        -----------        -----------
                                                                                5,519,311          1,247,740          6,767,051
                                                                              -----------        -----------        -----------
INDUSTRIAL CONGLOMERATES (4.3%)
   53,715        12,300        66,015      3M Co.                               3,940,532            902,328          4,842,860
  744,540       169,096       913,636      General Electric Co.                25,068,662          5,693,461         30,762,123
    9,297         2,200        11,497      Textron Inc.                           666,781            157,784            824,565
  142,096        32,170       174,266      Tyco International Ltd.              3,957,374            895,935          4,853,309
                                                                              -----------        -----------        -----------
                                                                               33,633,349          7,649,508         41,282,857
                                                                              -----------        -----------        -----------
INSURANCE (4.5%)

   20,217         4,600        24,817      Ace, Ltd.                              951,614            216,522          1,168,136
   35,201         8,000        43,201      Aflac Inc.                           1,594,605            362,400          1,957,005
   46,093        10,625        56,718      Allstate Corp.                       2,548,482            587,456          3,135,938
    7,457         1,700         9,157      Ambac Financial Group, Inc.            537,351            122,502            659,853
  182,248        41,419       223,667      American International Group, Inc.  11,292,087          2,566,321         13,858,408
   22,320         5,025        27,345      AON Corp.                              716,026            161,202            877,228
   13,912         3,100        17,012      Chubb Corp.                          1,245,820            277,605          1,523,425
   12,236         2,495        14,731      Cincinnati Financial Corp.             512,566            104,516            617,082
   21,012         4,700        25,712      Hartford Financial Services          1,621,496            362,699          1,984,195
                                             Group Inc. (The)
    9,358         2,200        11,558      Jefferson-Pilot Corp.                  478,849            112,574            591,423
   11,964         2,800        14,764      Lincoln National Corp.                 622,367            145,656            768,023
    9,606         2,100        11,706      Loews Corp.                            887,690            194,061          1,081,751
   37,538         8,540        46,078      Marsh & McLennan Companies, Inc.     1,140,780            259,531          1,400,311
    9,325         2,150        11,475      MBIA Inc.                              565,282            130,333            695,615
   53,100        11,649        64,749      MetLife, Inc.                        2,645,973            580,470          3,226,443
   13,834         3,200        17,034      Progressive Corp.                    1,449,388            335,264          1,784,652
   36,004         8,300        44,304      Prudential Financial Inc.            2,432,430            560,748          2,993,178
    8,776         2,000        10,776      Safeco Corp.                           468,463            106,760            575,223
   47,405        10,722        58,127      St. Paul Travelers                   2,127,062            481,096          2,608,158
                                             Companies, Inc. (The)
    7,331         1,700         9,031      Torchmark Corp.                        387,297             89,811            477,108
   21,002         4,776        25,778      UnumProvident Corp.                    430,541             97,908            528,449
    9,837         2,200        12,037      XL Capital Ltd. Cl A                   669,211            149,666            818,877
                                                                              -----------        -----------        -----------
                                                                               35,325,380          8,005,101         43,330,481
                                                                              -----------        -----------        -----------
INTERNET & CATALOG RETAIL (0.4%)
   77,919        17,200        95,119      eBay Inc.(1)                         3,210,263            708,640          3,918,903
                                                                              -----------        -----------        -----------
INTERNET SOFTWARE & SERVICES (0.4%)
   88,307        19,400       107,707      Yahoo! Inc.(1)                       2,988,309            656,496          3,644,805
                                                                              -----------        -----------        -----------
IT SERVICES (1.0%)
    8,705         2,000        10,705      Affiliated Computer Services           475,293            109,200            584,493
                                             Inc. Cl A(1)
   40,712         9,350        50,062      Automatic Data Processing, Inc.      1,752,244            402,424          2,154,668
   12,941         2,900        15,841      Computer Sciences Corp.(1)             612,239            137,199            749,438
    9,897         2,300        12,197      Convergys Corp.(1)                     142,220             33,051            175,271
   36,375         8,233        44,608      Electronic Data Systems Corp.          816,255            184,749          1,001,004
   54,153        12,453        66,606      First Data Corp.                     2,166,120            498,120          2,664,240
   13,176         3,000        16,176      Fiserv, Inc.(1)                        604,383            137,610            741,993
   23,623         5,325        28,948      Paychex, Inc.                          875,941            197,451          1,073,392
    9,187         2,111        11,298      Sabre Holdings Corp. Cl A              186,312             42,811            229,123
   23,434         5,400        28,834      Unisys Corp.(1)                        155,602             35,856            191,458
                                                                              -----------        -----------        -----------
                                                                                7,786,609          1,778,471          9,565,080
                                                                              -----------        -----------        -----------
LEISURE EQUIPMENT & PRODUCTS (0.2%)
    6,801         1,500         8,301      Brunswick Corp.                        256,602             56,595            313,197
   20,162         4,600        24,762      Eastman Kodak Co.                      490,541            111,918            602,459
   12,494         2,550        15,044      Hasbro, Inc.                           245,507             50,108            295,615
   28,344         6,600        34,944      Mattel, Inc.                           472,778            110,088            582,866
                                                                              -----------        -----------        -----------
                                                                                1,465,428            328,709          1,794,137
                                                                              -----------        -----------        -----------
MACHINERY (1.4%)
   47,507        10,900        58,407      Caterpillar Inc.                     2,791,035            640,375          3,431,410
    3,246           700         3,946      Cummins Inc.                           285,616             61,593            347,209
   16,834         3,800        20,634      Danaher Corp.                          906,174            204,554          1,110,728
   16,993         3,900        20,893      Deere & Co.                          1,039,972            238,680          1,278,652
   14,277         3,200        17,477      Dover Corp.                            582,359            130,528            712,887
   10,382         2,400        12,782      Eaton Corp.                            659,776            152,520            812,296
   14,757         4,000        18,757      Illinois Tool Works Inc.             1,214,944            329,320          1,544,264
   23,650         5,400        29,050      Ingersoll-Rand Company Cl A            904,140            206,442          1,110,582
    6,497         1,500         7,997      ITT Industries, Inc.                   738,059            170,400            908,459
    4,451         1,000         5,451      Navistar International Corp.(1)        144,346             32,430            176,776
   11,981         2,750        14,731      Paccar Inc.                            813,390            186,698          1,000,088
    8,768         2,000        10,768      Pall Corp.                             241,120             55,000            296,120
    8,427         1,950        10,377      Parker-Hannifin Corp.                  541,940            125,405            667,345
                                                                              -----------        -----------        -----------
                                                                               10,862,871          2,533,945         13,396,816
                                                                              -----------        -----------        -----------
MEDIA (3.5%)

   38,063         7,500        45,563      Clear Channel Communications, Inc.   1,251,892            246,675          1,498,567
  154,186        35,184       189,370      Comcast Corporation Cl A(1)          4,529,984          1,033,706          5,563,690
  141,233        32,525       173,758      Disney (Walt) Co.                    3,407,952            784,828          4,192,780
    4,324           900         5,224      Dow Jones & Co. Inc.                   165,134             34,371            199,505
   17,124         4,000        21,124      Gannett Co., Inc.                    1,178,645            275,320          1,453,965
   29,765         6,700        36,465      Interpublic Group of Companies,        346,465             77,988            424,453
                                             Inc.(1)
    4,772         1,100         5,872      Knight-Ridder, Inc.                    280,021             64,548            344,569
   26,220         6,000        32,220      McGraw-Hill Companies, Inc. (The)    1,259,609            288,240          1,547,849
    3,079           600         3,679      Meredith Corp.                         153,611             29,934            183,545
   10,009         2,338        12,347      New York Times Co. (The) Cl A          297,768             69,556            367,324
  172,552        39,400       211,952      News Corp. Cl A                      2,690,086            614,246          3,304,332
   12,770         2,900        15,670      Omnicom Group Inc.                   1,067,955            242,527          1,310,482
  329,618        74,700       404,318      Time Warner Inc.                     5,969,381          1,352,816          7,322,197
   18,831         4,460        23,291      Tribune Co.                            638,183            151,149            789,332
   16,473         4,100        20,573      Univision Communications Inc.          437,029            108,773            545,802
                                             Cl A(1)
  111,225        25,731       136,956      Viacom, Inc. Cl B                    3,671,537            849,380          4,520,917
                                                                              -----------        -----------        -----------
                                                                               27,345,252          6,224,057         33,569,309
                                                                              -----------        -----------        -----------
METALS & MINING (0.7%)
   61,213        13,886        75,099      Alcoa Inc.                           1,494,822            339,096          1,833,918
    5,997         1,300         7,297      Allegheny Technologies Inc.            185,787             40,274            226,061
   12,373         2,900        15,273      Freeport-McMoRan Copper                601,204            140,911            742,115
                                             & Gold, Inc. Cl B
   31,302         7,158        38,460      Newmont Mining Corporation           1,476,515            337,643          1,814,158
   11,035         2,600        13,635      Nucor Corp.                            650,955            153,374            804,329
    6,795         1,496         8,291      Phelps Dodge Corp.                     882,874            194,375          1,077,249
    8,027         1,800         9,827      United States Steel Corp.              339,943             76,230            416,173
                                                                              -----------        -----------        -----------
                                                                                5,632,100          1,281,903          6,914,003
                                                                              -----------        -----------        -----------
MULTI-UTILITIES (1.2%)
   14,282         3,200        17,482      Ameren Corp.                           763,944            171,168            935,112
   21,629         4,273        25,902      CenterPoint Energy, Inc.               321,623             63,540            385,163
   15,309         3,500        18,809      CMS Energy Corp.(1)                    251,833             57,575            309,408
   17,128         3,925        21,053      Consolidated Edison, Inc.              831,564            190,559          1,022,123
   23,916         5,442        29,358      Dominion Resources Inc.              2,060,125            468,773          2,528,898
   12,455         2,800        15,255      DTE Energy Company                     571,186            128,408            699,594
   12,196         2,800        14,996      KeySpan Corporation                    448,569            102,984            551,553
   19,129         4,351        23,480      NiSource Inc.                          463,878            105,512            569,390
   26,158         5,900        32,058      PG&E Corp.                           1,026,702            231,575          1,258,277
   16,763         3,824        20,587      Public Service Enterprise Group Inc. 1,078,867            246,113          1,324,980
   17,954         4,051        22,005      Sempra Energy                          844,915            190,640          1,035,555
   14,603         3,300        17,903      TECO Energy, Inc.                      263,146             59,466            322,612
   28,214         6,440        34,654      XCEL Energy Inc.                       553,277            126,288            679,565
                                                                              -----------        -----------        -----------
                                                                                9,479,629          2,142,601         11,622,230
                                                                              -----------        -----------        -----------
MULTILINE RETAIL (1.1%)
    7,943         1,800         9,743      Big Lots Inc.(1)                        87,294             19,782            107,076
    4,824         1,000         5,824      Dillard's Inc. Cl A                    100,725             20,880            121,605
   22,456         4,390        26,846      Dollar General Corp.                   411,843             80,513            492,356
   11,814         2,700        14,514      Family Dollar Stores, Inc.             234,744             53,649            288,393
   18,598         4,185        22,783      Federated Department Stores, Inc.    1,243,648            279,851          1,523,499
   17,748         4,225        21,973      J.C. Penney Co. Inc.                   841,610            200,350          1,041,960
   24,176         4,900        29,076      Kohl's Corp.(1)                      1,213,152            245,882          1,459,034
   15,764         3,400        19,164      Nordstrom, Inc.                        541,020            116,688            657,708
    7,166         1,607         8,773      Sears Holdings Corp.(1)                891,594            199,943          1,091,537
   62,106        14,100        76,206      Target Corporation                   3,225,165            732,213          3,957,378
                                                                              -----------        -----------        -----------
                                                                                8,790,795          1,949,751         10,740,546
                                                                              -----------        -----------        -----------
OFFICE ELECTRONICS (0.1%)
   67,270        15,300        82,570      Xerox Corp.(1)                         918,236            208,845          1,127,081
                                                                              -----------        -----------        -----------
OIL, GAS & CONSUMABLE FUELS (8.5%)
    5,667         1,300         6,967      Amerada Hess Corp.                     779,213            178,750            957,963
   16,582         3,719        20,301      Anadarko Petroleum Corp.             1,587,727            356,094          1,943,821
   23,074         5,240        28,314      Apache Corp.                         1,735,626            394,153          2,129,779
   26,742         6,162        32,904      Burlington Resources, Inc.           2,174,659            501,094          2,675,753
  158,146        36,122       194,268      Chevron Corp.                       10,236,790          2,338,177         12,574,967
   97,745        22,196       119,941      ConocoPhillips                       6,833,352          1,551,722          8,385,074
   31,957         7,600        39,557      Devon Energy Corporation             2,193,528            521,664          2,715,192
   46,175        10,268        56,443      El Paso Corp.                          641,833            142,725            784,558
   16,840         3,800        20,640      EOG Resources Inc.                   1,261,316            284,620          1,545,936
  442,839       101,499       544,338      Exxon Mobil Corp.                   28,137,989          6,449,247         34,587,236
    8,026         1,822         9,848      Kerr-McGee Corp.                       779,405            176,934            956,339
    6,791         1,500         8,291      Kinder Morgan, Inc.                    653,023            144,240            797,263
   25,683         5,860        31,543      Marathon Oil Corp.                   1,770,329            403,930          2,174,259
   11,506         2,600        14,106      Murphy Oil Corp.                       573,804            129,662            703,466
   28,062         6,300        34,362      Occidental Petroleum Corp.           2,397,337            538,209          2,935,546
    9,618         2,200        11,818      Sunoco, Inc.                           752,128            172,040            924,168
   21,450         4,800        26,250      Valero Energy Corp.                  2,425,137            542,688          2,967,825
   40,116         9,100        49,216      Williams Companies, Inc. (The)       1,004,906            227,955          1,232,861
   25,333         5,766        31,099      XTO Energy Inc.                      1,148,092            261,315          1,409,407
                                                                              -----------        -----------        -----------
                                                                               67,086,194         15,315,219         82,401,413
                                                                              -----------        -----------        -----------
PAPER & FOREST PRODUCTS (0.4%)
   18,226         4,196        22,422      Georgia-Pacific Corp.                  620,778            142,916            763,694
   34,398         7,786        42,184      International Paper Company          1,025,060            232,023          1,257,083
    7,766         1,800         9,566      Louisiana-Pacific Corp.                215,041             49,842            264,883
   13,120         2,976        16,096      MeadWestvaco Corp.                     362,374             82,197            444,571
   17,181         3,900        21,081      Weyerhaeuser Co.                     1,181,194            268,125          1,449,319
                                                                              -----------        -----------        -----------
                                                                                3,404,447            775,103          4,179,550
                                                                              -----------        -----------        -----------
PERSONAL PRODUCTS (0.6%)
    5,472         1,250         6,722      Alberto-Culver Company                 244,872             55,938            300,810
   33,014         7,550        40,564      Avon Products, Inc.                    891,378            203,850          1,095,228
   63,303        15,900        79,203      Gillette Company                     3,684,235            925,380          4,609,615
                                                                              -----------        -----------        -----------
                                                                                4,820,485          1,185,168          6,005,653
                                                                              -----------        -----------        -----------
PHARMACEUTICALS (6.6%)

  109,142        24,725       133,867      Abbott Laboratories                  4,627,621          1,048,340          5,675,961
    9,168         2,100        11,268      Allergan, Inc.                         839,972            192,402          1,032,374
  137,309        31,148       168,457      Bristol-Myers Squibb Co.             3,303,655            749,421          4,053,076
   79,607        18,028        97,635      Eli Lilly and Company                4,260,567            964,859          5,225,426
   23,836         5,400        29,236      Forest Laboratories, Inc.(1)           928,889            210,438          1,139,327
  208,913        47,364       256,277      Johnson & Johnson                   13,220,014          2,997,193         16,217,207
   17,038         3,833        20,871      King Pharmaceuticals, Inc.(1)          262,044             58,952            320,996
  154,156        35,080       189,236      Merck & Co., Inc.                    4,194,585            954,527          5,149,112
   15,438         3,500        18,938      Mylan Laboratories Inc.                297,336             67,410            364,746
  517,631       118,503       636,134      Pfizer, Inc.                        12,925,245          2,959,019         15,884,264
  103,620        23,500       127,120      Schering-Plough Corp.                2,181,201            494,675          2,675,876
    7,161         1,700         8,861      Watson Pharmaceuticals, Inc.(1)        262,164             62,237            324,401
   94,165        21,300       115,465      Wyeth                                4,357,015            985,551          5,342,566
                                                                              -----------        -----------        -----------
                                                                               51,660,308         11,745,024         63,405,332
                                                                              -----------        -----------        -----------
REAL ESTATE (0.7%)
    6,680         1,500         8,180      Apartment Investment and               259,050             58,170            317,220
                                             Management Co. Cl A
   14,830         3,400        18,230      Archstone-Smith Trust                  591,272            135,558            726,830
   28,787         6,500        35,287      Equity Office Properties Trust         941,623            212,615          1,154,238
   20,125         4,600        24,725      Equity Residential                     761,731            174,110            935,841
   12,925         2,900        15,825      Plum Creek Timber Co. Inc.             489,987            109,939            599,926
   17,284         3,000        20,284      ProLogis                               765,854            132,930            898,784
    5,919         1,600         7,519      Public Storage Inc.                    396,573            107,200            503,773
   12,962         3,500        16,462      Simon Property Group, Inc.             960,744            259,420          1,220,164
    8,261         1,900        10,161      Vornado Realty Trust                   715,568            164,578            880,146
                                                                              -----------        -----------        -----------
                                                                                5,882,402          1,354,520          7,236,922
                                                                              -----------        -----------        -----------
ROAD & RAIL (0.6%)
   26,199         6,027        32,226      Burlington Northern Santa Fe Corp.   1,566,700            360,415          1,927,115
   15,200         3,500        18,700      CSX Corporation                        706,496            162,680            869,176
   28,367         6,400        34,767      Norfolk Southern Corp.               1,150,566            259,584          1,410,150
   18,502         4,200        22,702      Union Pacific Corp.                  1,326,593            301,140          1,627,733
                                                                              -----------        -----------        -----------
                                                                                4,750,355          1,083,819          5,834,174
                                                                              -----------        -----------        -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.3%)
   27,908         6,300        34,208      Advanced Micro Devices, Inc.(1)        703,282            158,760            862,042
   26,106         5,924        32,030      Altera Corp.(1)                        498,886            113,208            612,094
   26,113         5,900        32,013      Analog Devices, Inc.                   969,837            219,126          1,188,963
  113,943        26,200       140,143      Applied Materials, Inc.              1,932,473            444,352          2,376,825
   20,859         4,900        25,759      Applied Micro Circuits Corp.(1)         62,577             14,700             77,277
   19,951         4,000        23,951      Broadcom Corp. Cl A(1)                 935,901            187,640          1,123,541
   28,384         6,414        34,798      Freescale Semiconductor Inc. Cl B(1)   669,295            151,242            820,537
  427,896        98,394       526,290      Intel Corp.                         10,547,637          2,425,412         12,973,049
   13,844         3,100        16,944      KLA-Tencor Corp.                       675,033            151,156            826,189
   21,504         4,900        26,404      Linear Technology Corp.                808,335            184,191            992,526
   26,797         6,200        32,997      LSI Logic Corp.(1)                     263,950             61,070            325,020
   22,992         5,200        28,192      Maxim Integrated Products, Inc.        980,609            221,780          1,202,389
   43,148         9,800        52,948      Micron Technology, Inc.(1)             573,868            130,340            704,208
   24,045         5,528        29,573      National Semiconductor Corp.           632,384            145,386            777,770
    9,490         2,200        11,690      Novellus Systems, Inc.(1)              238,009             55,176            293,185
   11,929         2,700        14,629      NVIDIA Corp.(1)                        408,926             92,556            501,482
   12,392         2,900        15,292      PMC-Sierra, Inc.(1)                    109,174             25,549            134,723
   13,528         3,100        16,628      Teradyne, Inc.(1)                      223,212             51,150            274,362
  114,230        26,525       140,755      Texas Instruments Inc.               3,872,397            899,198          4,771,595
   24,533         5,600        30,133      Xilinx, Inc.                           683,244            155,960            839,204
                                                                              -----------        -----------        -----------
                                                                               25,789,029          5,887,952         31,676,981
                                                                              -----------        -----------        -----------
SOFTWARE (3.6%)
   34,466         7,800        42,266      Adobe Systems Inc.                   1,028,810            232,830          1,261,640
   16,003         3,600        19,603      Autodesk, Inc.                         743,179            167,184            910,363
   15,552         3,500        19,052      BMC Software Inc.(1)                   328,147             73,850            401,997
   11,964         2,700        14,664      Citrix Systems, Inc.(1)                300,775             67,878            368,653
   32,820         7,400        40,220      Computer Associates                    912,724            205,794          1,118,518
                                             International, Inc.
   26,950         6,200        33,150      Compuware Corp.(1)                      256,025            58,900            314,925
   21,297         4,900        26,197      Electronic Arts Inc.(1)               1,211,586           278,761          1,490,347
   12,771         3,000        15,771      Intuit Inc.(1)                          572,269           134,430            706,699
    6,097         1,400         7,497      Mercury Interactive Corp.(1)            241,441            55,440            296,881
  647,401       146,400       793,801      Microsoft Corporation                16,657,628         3,766,872         20,424,500
   26,334         6,100        32,434      Novell, Inc.(1)                         196,188            45,445            241,633
  265,471        59,025       324,496      Oracle Corp.(1)                       3,289,186           731,320          4,020,506
   18,660         4,300        22,960      Parametric Technology Corp.(1)          130,060            29,971            160,031
   36,084         8,200        44,284      Siebel Systems, Inc.                    372,748            84,706            457,454
   84,056        18,974       103,030      Symantec Corp.(1)                     1,904,709           429,951          2,334,660
                                                                               -----------       -----------        -----------
                                                                                28,145,475         6,363,332         34,508,807
                                                                               -----------       -----------        -----------
SPECIALTY RETAIL (2.1%)
   13,040         2,900        15,940      AutoNation, Inc.(1)                     260,409            57,913            318,322
    3,989           900         4,889      AutoZone, Inc.(1)                       332,084            74,925            407,009
   20,730         4,700        25,430      Bed Bath & Beyond Inc.(1)               832,931           188,846          1,021,777
   28,606         6,325        34,931      Best Buy Co., Inc.                    1,245,219           275,327          1,520,546
   12,036         3,000        15,036      Circuit City Stores Inc.                206,538            51,480            258,018
   41,122         9,762        50,884      Gap, Inc. (The)                         716,756           170,152            886,908
  150,292        34,250       184,542      Home Depot, Inc.                      5,732,137         1,306,294          7,038,431
   24,900         5,710        30,610      Limited Brands                          508,707           116,655            625,362
   54,737        12,300        67,037      Lowe's Companies, Inc.                3,525,063           792,120          4,317,183
   22,164         5,000        27,164      Office Depot, Inc.(1)                   658,271           148,500            806,771
    4,972         1,100         6,072      OfficeMax Inc.                          157,463            34,837            192,300
    9,318         2,133        11,451      RadioShack Corp.                        231,086            52,898            283,984
    8,166         1,727         9,893      Sherwin-Williams Co.                    359,876            76,109            435,985
   51,537        11,750        63,287      Staples, Inc.                         1,098,769           250,510          1,349,279
    9,886         2,300        12,186      Tiffany & Co.                           393,166            91,471            484,637
   32,410         7,500        39,910      TJX Companies, Inc. (The)               663,757           153,600            817,357
                                                                               -----------       -----------        -----------
                                                                                16,922,232         3,841,637         20,763,869
                                                                               -----------       -----------        -----------
TEXTILES, APPAREL & LUXURY GOODS (0.4%)
   26,647         6,000        32,647      Coach Inc.(1)                           835,650           188,160          1,023,810
    8,285         1,900        10,185      Jones Apparel Group, Inc.               236,123            54,150            290,273
    7,625         1,700         9,325      Liz Claiborne, Inc.                     299,815            66,844            366,659
   13,515         3,100        16,615      NIKE, Inc. Cl B                       1,103,905           253,208          1,357,113
    3,674           800         4,474      Reebok International Ltd.               207,838            45,256            253,094
    6,403         1,400         7,803      VF Corp.                                371,182            81,158            452,340
                                                                               -----------       -----------        -----------
                                                                                 3,054,513           688,776          3,743,289
                                                                               -----------       -----------        -----------
THRIFTS & MORTGAGE FINANCE (1.5%)
   41,716         9,400        51,116      Countrywide Financial Corporation     1,375,794           310,012          1,685,806
   67,949        15,423        83,372      Fannie Mae                            3,045,474           691,259          3,736,733
   48,507        11,000        59,507      Freddie Mac                           2,738,705           621,060          3,359,765
   18,073         4,100        22,173      Golden West Financial Corp.           1,073,355           243,499          1,316,854
    6,648         1,500         8,148      MGIC Investment Corp.                   426,802            96,300            523,102
   25,118         5,800        30,918      Sovereign Bancorp Inc.                  553,601           127,832            681,433
   70,053        13,979        84,032      Washington Mutual, Inc.               2,747,479           548,256          3,295,735
                                                                               -----------       -----------        -----------
                                                                                11,961,210         2,638,218         14,599,428
                                                                               -----------       -----------        -----------
TOBACCO (1.5%)
  145,751        32,974       178,725      Altria Group Inc.                    10,743,306         2,430,515         13,173,821
    6,099         1,300         7,399      Reynolds American Inc.                  506,339           107,926            614,265
   11,382         2,600        13,982      UST Inc.                                476,451           108,836            585,287
                                                                               -----------       -----------        -----------
                                                                                11,726,096         2,647,277         14,373,373
                                                                               -----------       -----------        -----------
TRADING COMPANIES & DISTRIBUTORS (2)
    5,439         1,200         6,639      Grainger (W.W.), Inc.                   342,222            75,504            417,726
                                                                               -----------       -----------        -----------
WIRELESS TELECOMMUNICATION SERVICES (0.8%)
   26,790         6,100        32,890      ALLTEL Corp.                          1,744,297           397,171          2,141,468
  205,945        46,533       252,478      Sprint Nextel Corp.                   4,897,372         1,106,555          6,003,927
                                                                               -----------       -----------        -----------
                                                                                 6,641,669         1,503,726          8,145,395
                                                                               -----------       -----------        -----------
Total COMMON STOCKS (Combined Cost $790,710,346)                               779,143,783       176,556,198        955,699,981
                                                                               -----------       -----------        -----------
TEMPORARY CASH INVESTMENTS SEGREGATED FOR FUTURES*(1.8%)

              1,100,000     1,100,000      FNMA Discount Notes,                                    1,090,089          1,090,089
                                             3.62%, 12/28/05(3)(4)
              3,000,000     3,000,000      Morgan Stanley, 3.80%, 10/06/05(3)(4)                   2,999,050          2,999,050
              2,100,000     2,100,000      Rabobank USA Financial Corp.,                           2,100,000          2,100,000
                                             3.87%, 10/03/05(3)(4)
11,428,375                 11,428,375      Repurchase Agreement, Morgan         11,428,375                           11,428,375
                                             Stanley Group, Inc.,
                                             (collateralized by various
                                             U.S. Treasury obligations,
                                             6.875%, 8/15/25, valued at
                                             $11,663,608), in a joint
                                             trading account at 3.22%,
                                             dated 9/30/05, due
                                             10/3/05 (Delivery value
                                             $11,431,442)(3)
                                                                               -----------       -----------        -----------
Total TEMPORARY CASH INVESTMENTS SEGREGATED FOR FUTURES (Combined Cost          11,428,375         6,189,139         17,617,514
                                                           $17,617,912)        -----------       -----------        -----------
TEMPORARY CASH INVESTMENTS (0.1%)

   71,625                      71,625      Repurchase Agreement, Morgan Stanley     71,625                               71,625
                                             Group, Inc., (collateralized by
                                             various U.S. Treasury obligations,
                                             6.875%, 8/15/25, valued at
                                             $73,099), in a joint trading
                                             account at 3.22%, dated 9/30/05,
                                             due 10/3/05 (Delivery value
                                             $71,644)(3)

  800,000                     800,000      U.S. Treasury Bills,
                                             3.37%, 12/22/05(4)                    793,991                              793,991
                                                                               -----------                          -----------
Total TEMPORARY CASH INVESTMENTS (Combined Cost $865,486)                          865,616                              865,616
                                                                               -----------                          -----------

TOTAL INVESTMENTS (Combined Cost $809,193,744)  - (100.7%)                     791,437,774       182,745,337        974,183,111
LIABILITIES IN EXCESS OF OTHER ASSETS  -  (-0.7)%                               (6,762,913)          (44,045)        (6,806,958)
                                                                               -----------          --------        -----------
TOTAL NET ASSETS  -  (100.0%)                                                 $784,674,861      $182,701,292       $967,376,153
                                                                              ============      ============       ============
------------

Percentages indicated are based on combined net assets of $967,376,153.
SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS.

FUTURES CONTRACTS*

                             EXPIRATION      UNDERLYING FACE    UNREALIZED
CONTRACTS PURCHASED          DATE            AMOUNT AT VALUE    GAIN (LOSS)
-------------------------------------------------------------------------------

185 S&P 500 E-Mini Futures  December 2005   $11,428,375         $(63,722) Fund 1
                                            =============================

20   S&P 500 Index Futures  December 2005   $6,231,088          $(59,588) Fund 2
                                            =============================

*    FUTURES  CONTRACTS  typically are based on an index or specific  securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell).  By investing its cash assets in  futures,  the fund has  increased  exposure  to certain  markets  while maintaining easy access to cash.

NOTES TO PRO FORMA SCHEDULE OF INVESTMENTS

(1)  Non-income producing.

(2)  Industry is less than 0.05% of total net assets.

(3)  Security, or a portion thereof, has been segregated at the custodian bank or with the broker as initial margin on futures contracts.

(4)  The rate indicated is the yield to maturity at purchase.

b. STRATEGIC ALLOCATION: MODERATE

STRATEGIC ALLOCATION:  MODERATE (FUND 1) / ASSET ALLOCATION (FUND 2)
PRO FORMA COMBINED SCHEDULE OF INVESTMENTS
(UNAUDITED)                                                                                                       MAY 31, 2005

        FUND 1        FUND 2                                                                                         PRO FORMA
        SHARES/       SHARES/      PRO FORMA                                        FUND 1           FUND 2           COMBINED
        PRINCIPAL     PRINCIPAL    COMBINED                                         MARKET           MARKET            MARKET
        AMOUNT        AMOUNT        SHARES      SECURITY DESCRIPTION                VALUE            VALUE              VALUE
------------------------------------------  ----------------------------        ------------      ------------      ------------
COMMON STOCKS AND WARRANTS  (62.1%)

AEROSPACE & DEFENSE  (0.9%)
                        6,510         6,510  Cobham plc                                                167,176           167,176
            867                         867  General Dynamics Corp.                    93,472                             93,472
         82,000                      82,000  Goodrich Corporation                   3,432,520                          3,432,520
         55,600                      55,600  Honeywell International Inc.           2,014,388                          2,014,388
                        2,900         2,900  L-3 Communications Holdings, Inc.                         205,262           205,262
         40,600                      40,600  Northrop Grumman Corp.                 2,262,232                          2,262,232
         20,100                      20,100  Precision Castparts Corp.              1,562,373                          1,562,373
        108,300                     108,300  Rockwell Collins                       5,348,937                          5,348,937
         15,700                      15,700  United Technologies Corp.              1,675,190                          1,675,190
                                                                                  -----------      -----------       -----------
                                                                                   16,389,112          372,438        16,761,550
                                                                                  -----------      -----------       -----------
AIR FREIGHT & LOGISTICS  (0.3%)
                        8,900         8,900  C.H. Robinson Worldwide, Inc.                             508,813           508,813
                        2,800         2,800  Expeditors International of                               142,744           142,744
                                             Washington, Inc.
          2,622         5,800         8,422  FedEx Corporation                        234,459          518,636           753,095
                        5,350         5,350  Forward Air Corp.                                         143,648           143,648
         85,000                      85,000  Transmile Group Bhd ORD                  219,211                            219,211
         53,663                      53,663  United Parcel Service, Inc. Cl B       3,952,280                          3,952,280
                                                                                  -----------      -----------       -----------
                                                                                    4,405,950        1,313,841         5,719,791
                                                                                  -----------      -----------       -----------
AIRLINES  (0.1%)
        226,000                     226,000  Cathay Pacific Airways Ltd. ORD          409,602                            409,602
         14,100                      14,100  Jet Airways India Ltd. ORD(1)            431,862                            431,862
         25,250                      25,250  Ryanair Holdings plc ADR(1)            1,153,672                          1,153,672
         19,284                      19,284  Southwest Airlines Co.                   280,582                            280,582
                                                                                  -----------                        -----------
                                                                                    2,275,718                          2,275,718
                                                                                  -----------                        -----------
AUTO COMPONENTS  (0.4%)
         37,700                      37,700  AAPICO Hitech Public                      30,848                             30,848
                                             Company Limited ORD
         16,015                      16,015  Autoliv, Inc.                            743,256                            743,256
                       15,000        15,000  Bridgestone Corp.                                         298,539           298,539
         26,260                      26,260  Continental AG ORD                     1,860,028                          1,860,028
         46,900                      46,900  Cooper Tire & Rubber Co.                 892,976                            892,976
         73,389                      73,389  Goodyear Tire & Rubber Co. (The)(1)    1,056,068                          1,056,068
         21,700                      21,700  Lear Corporation                         818,090                            818,090
            799                         799  Magna International Inc. Cl A             54,340                             54,340
                       32,000        32,000  NHK Spring Co. Ltd.                                       268,411           268,411
                       20,150        20,150  Nokian Renkaat Oyj                                        360,763           360,763
         47,923                      47,923  TRW Automotive Holdings Corp.(1)         976,192                            976,192
                                                                                  -----------      -----------       -----------
                                                                                    6,431,798          927,713         7,359,511
                                                                                  -----------      -----------       -----------
AUTOMOBILES  (0.4%)
         33,600                      33,600  Bajaj Auto Ltd. ORD                      942,535                            942,535
        890,000                     890,000  Denway Motors Ltd. ORD                   314,599                            314,599
         90,060                      90,060  Ford Motor Company                       898,799                            898,799
         27,200                      27,200  General Motors Corp.                     857,616                            857,616
                        5,200         5,200  Harley-Davidson, Inc.                                     254,956           254,956
         27,000                      27,000  Honda Motor Co., Ltd. ORD              1,328,970                          1,328,970
                        4,300         4,300  Hyundai Motor Company                                     241,755           241,755
         32,800                      32,800  Localiza Rent a Car SA ORD(1)            151,196                            151,196
         17,200                      17,200  Toyota Motor Corp. ADR                 1,233,412                          1,233,412
         70,100                      70,100  Toyota Motor Corp. ORD                 2,494,111                          2,494,111
                                                                                  -----------      -----------       -----------
                                                                                    8,221,238          496,711         8,717,949
                                                                                  -----------      -----------       -----------
BEVERAGES  (1.1%)
         38,300                      38,300  Anheuser-Busch                         1,794,355                          1,794,355
                                             Companies, Inc.
         67,800                      67,800  Coca-Cola Company (The)                3,025,914                          3,025,914
         42,000                      42,000  Coca-Cola Enterprises Inc.               918,960                            918,960
                        4,743         4,743  Coca-Cola Hellenic Bottling Co. SA                        125,327           125,327
        187,470                     187,470  Diageo plc ORD                         2,693,889                          2,693,889
         26,629                      26,629  Efes Breweries                           812,185                            812,185
                                             International N.V. GDR(1)
         17,739                      17,739  Molson Coors Brewing Co.               1,037,199                          1,037,199
        152,873                     152,873  Pepsi Bottling Group Inc.              4,337,007                          4,337,007
         51,104                      51,104  PepsiAmericas, Inc.                    1,237,739                          1,237,739
         75,200        14,000        89,200  PepsiCo, Inc.                          4,233,760          788,200         5,021,960
          7,800                       7,800  Pernod-Ricard SA ORD                   1,204,390                          1,204,390
                                                                                  -----------      -----------       -----------
                                                                                   21,295,398          913,527        22,208,925
                                                                                  -----------      -----------       -----------
BIOTECHNOLOGY  (0.8%)

         42,700                      42,700  Affymetrix Inc.(1)                     2,284,023                          2,284,023
         69,019        15,700        84,719  Amgen Inc.(1)                          4,319,209          982,506         5,301,715
         50,978                      50,978  Applera Corporation-Applied            1,091,439                          1,091,439
                                             Biosystems Group
         28,000                      28,000  Celgene Corp.(1)                       1,185,520                          1,185,520
         30,663                      30,663  Cephalon, Inc.(1)                      1,300,724                          1,300,724
                        9,000         9,000  CSL Ltd.                                                  197,117           197,117
                        7,100         7,100  Genentech, Inc.(1)                                        562,675           562,675
          5,800                       5,800  Genzyme Corp.(1)                         361,862                            361,862
                       12,000        12,000  Gilead Sciences, Inc.(1)                                  489,600           489,600
         15,038                      15,038  Invitrogen Corp.(1)                    1,192,965                          1,192,965
         16,400                      16,400  Techne Corp.(1)                          764,240                            764,240
         15,800                      15,800  United Therapeutics Corp.(1)             789,368                            789,368
                                                                                  -----------      -----------       -----------
                                                                                   13,289,350        2,231,898        15,521,248
                                                                                  -----------      -----------       -----------
BUILDING PRODUCTS  (0.2%)
                        9,400         9,400  American Standard                                         402,320           402,320
                                             Companies Inc.
         60,300                      60,300  Daikin Industries Ltd. ORD             1,475,680                          1,475,680
         25,700                      25,700  Masco Corp.                              822,914                            822,914
          6,968                       6,968  USG Corp.(1)                             319,483                            319,483
                        5,419         5,419  Wienerberger AG                                           241,081           241,081
                                                                                  -----------      -----------       -----------
                                                                                    2,618,077          643,401         3,261,478
                                                                                  -----------      -----------       -----------
CAPITAL MARKETS  (1.1%)
         11,700                      11,700  Affiliated Managers Group Inc.(1)        780,390                            780,390
                       17,730        17,730  Banco Espanol de Credito SA                               256,357           256,357
         47,600                      47,600  Bank of New York Co., Inc. (The)       1,371,832                          1,371,832
                        6,230         6,230  Credit Suisse Group                                       250,201           250,201
         22,782                      22,782  Edwards (A.G.), Inc.                     941,124                            941,124
         12,500         4,200        16,700  Goldman Sachs Group, Inc. (The)        1,218,750          409,500         1,628,250
                        2,800         2,800  Greenhill & Co. Inc.                                       99,904            99,904
         10,329                      10,329  Investec Ltd. ORD                        295,383                            295,383
                       16,900        16,900  Investors Financial                                       701,180           701,180
                                             Services Corporation
          9,200         4,000        13,200  Legg Mason, Inc.                         756,056          328,720         1,084,776
                        4,800         4,800  Lehman Brothers Holdings Inc.                             442,560           442,560
         43,560         7,185        50,745  Man Group plc ORD                      1,043,637          172,593         1,216,230
         77,000                      77,000  Merrill Lynch & Co., Inc.              4,178,019                          4,178,019
         57,800         5,700        63,500  Morgan Stanley                         2,829,888          279,072         3,108,960
                          735           735  MPC Muenchmeyer                                            46,557            46,557
                                             Petersen Capital AG(1)
         43,100                      43,100  Northern Trust Corp.                   1,979,152                          1,979,152
                        3,205         3,205  OptionsXpress Holdings, Inc.                               43,268            43,268
         25,207                      25,207  UBS AG ORD                             1,943,427                          1,943,427
                                                                                  -----------      -----------       -----------
                                                                                   17,337,658        3,029,912        20,367,570
                                                                                  -----------      -----------       -----------
CHEMICALS  (0.8%)

         14,780         3,470        18,250  BASF AG ORD                              980,330          231,367         1,211,697
         22,500                      22,500  du Pont (E.I.) de Nemours & Co.        1,046,475                          1,046,475
         54,223                      54,223  Eastman Chemical Company               3,187,228                          3,187,228
         28,348                      28,348  Ecolab Inc.                              916,491                            916,491
         13,603                      13,603  FMC Corp.(1)                             754,286                            754,286
                        4,705         4,705  K+S AG                                                    252,132           252,132
          9,667                       9,667  Minerals Technologies Inc.               650,589                            650,589
         67,941                      67,941  Monsanto Co.                           3,872,638                          3,872,638
         28,900                      28,900  PPG Industries, Inc.                   1,889,771                          1,889,771
                       13,000        13,000  Praxair, Inc.                                             609,311           609,311
         18,800                      18,800  Shin-Etsu Chemical Co., Ltd. ORD         696,617                            696,617
                       48,000        48,000  Sumitomo Chemical Company, Ltd.                           227,140           227,140
                        2,580         2,580  Syngenta AG                                               267,947           267,947
        176,000                     176,000  Toray Industries Inc. ORD                783,556                            783,556
                                                                                  -----------      -----------       -----------
                                                                                   14,777,981        1,587,897        16,365,878
                                                                                  -----------      -----------       -----------
COMMERCIAL BANKS  (4.4%)
         12,036        10,130        22,166  Alpha Bank A.E. ORD                      331,414          281,180           612,594
                       55,116        55,116  Anglo Irish Bank Corp. plc                                646,518           646,518
        170,260                     170,260  Anglo Irish Bank Corp. plc ORD         1,990,054                          1,990,054
                       43,500        43,500  Banca Fideuram SpA                                        215,652           215,652
         92,283        13,805       106,088  Banco Popolare di Verona e             1,671,315          250,913         1,922,228
                                             Novara Scrl ORD
         28,780                      28,780  Banco Popular Espanol SA ORD           1,713,464                          1,713,464
                       46,800        46,800  Bangkok Bank PCL                                          133,648           133,648
        165,524                     165,524  Bank Hapoalim Ltd. ORD                   581,135                            581,135
        242,206                     242,206  Bank Leumi Le-Israel BM ORD              686,214                            686,214
        294,205                     294,205  Bank of America Corp.                 13,627,577                         13,627,577
        113,690                     113,690  Bank of Ireland ORD                    1,737,291                          1,737,291
        164,000        39,000       203,000  Bank of Yokohama Ltd. (The) ORD          943,276          225,804         1,169,080
         16,300                      16,300  BB&T Corporation                         651,022                            651,022
                        4,025         4,025  BNP Paribas                                               271,603           271,603
         19,610                      19,610  BRE Bank SA ORD(1)                       723,189                            723,189
                       36,000        36,000  Chiba Bank Ltd. (The)                                     247,182           247,182
         49,600                      49,600  Colonial BancGroup Inc. (The)          1,105,584                          1,105,584
         34,791                      34,791  Comerica Inc.                          1,944,121                          1,944,121
      1,059,000                   1,059,000  Commerce Asset Holdings Bhd ORD        1,298,668                          1,298,668
         65,950                      65,950  Commonwealth Bank of                   1,846,513                          1,846,513
                                             Australia ORD
        348,727                     348,727  Denizbank AS ORD(1)                    1,142,448                          1,142,448
        172,860        29,070       201,930  DnB NOR ASA ORD                        1,674,896          283,481         1,958,377
         33,024         4,700        37,724  Erste Bank der                         1,624,024          231,959         1,855,983
                                             Oesterreichischen
                                             Sparkassen AG ORD
                       11,475        11,475  ForeningsSparbanken AB                                    265,003           265,003
                        2,200         2,200  Greater Bay Bancorp                                        55,286            55,286
                       14,268        14,268  HSBC Holdings plc                                         227,428           227,428
         22,960                      22,960  HSBC Holdings plc ORD                    362,274                            362,274
         22,850                      22,850  KBC Groupe ORD                         1,852,679                          1,852,679
                        5,460         5,460  Kookmin Bank                                              239,839           239,839
                        1,500         1,500  Main Street Banks, Inc.                                    39,555            39,555
          4,482                       4,482  Marshall & Ilsley Corp.                  195,012                            195,012
             90                          90  Mitsubishi Tokyo Financial               750,760                            750,760
                                             Group, Inc. ORD
         52,750                      52,750  National Bank of Greece SA ORD         1,780,882                          1,780,882
         24,400                      24,400  National City Corp.                      843,264                            843,264
                       11,325        11,325  OTP Bank Rt.                                              353,490           353,490
         30,600                      30,600  PNC Financial Services Group           1,672,290                          1,672,290
         27,371                      27,371  Powszechna Kasa                          213,994                            213,994
                                             Oszczednosci Bank Polski SA ORD(1)
      4,441,000       624,000     5,065,000  PT Bank Rakyat Indonesia ORD           1,353,536          190,334         1,543,870
                        1,920         1,920  Raiffeisen International                                  114,980           114,980
                                             Bank Holding AG(1)
         84,121                      84,121  Royal Bank of Scotland                 2,471,109                          2,471,109
                                             Group plc ORD
          1,608                       1,608  Sberbank RF ORD                        1,056,456                          1,056,456
         62,290                      62,290  Shinhan Financial Group                1,594,327                          1,594,327
                                             Co., Ltd. ORD
                          100           100  Silicon Valley Bancshares(1)                                4,776             4,776
         21,160                      21,160  Societe Generale Cl A ORD              2,078,831                          2,078,831
         37,300                      37,300  SunTrust Banks, Inc.                   2,745,653                          2,745,653
         23,500         3,800        27,300  SVB Financial Group(1)                 1,122,360          181,488         1,303,848
         22,100                      22,100  Synovus Financial Corp.                  642,447                            642,447
        129,800        18,700       148,500  U.S. Bancorp                           3,807,034          548,471         4,355,505
         39,001                      39,001  Unibanco-Uniao de Bancos               1,400,136                          1,400,136
                                              Brasileiros SA GDR
         20,678                      20,678  United Mizrahi Bank Ltd. ORD(1)           98,047                             98,047
        148,743         8,500       157,243  Wachovia Corp.                         7,548,707          431,375         7,980,082
        154,399        15,400       169,799  Wells Fargo & Co.                      9,327,244          930,314        10,257,558
         20,800                      20,800  Zions Bancorporation                   1,473,472                          1,473,472
                                                                                  -----------      -----------       -----------
                                                                                   79,682,719        6,370,279        86,052,998
                                                                                  -----------      -----------       -----------
COMMERCIAL SERVICES & SUPPLIES  (0.8%)
         15,400                      15,400  Avery Dennison Corp.                     807,730                            807,730
                       40,980        40,980  Capita Group plc                                          286,243           286,243
                        2,800         2,800  Corporate Executive Board Co. (The)                       195,384           195,384
         11,413                      11,413  Deluxe Corp.                             461,199                            461,199
         61,116                      61,116  Equifax Inc.                           2,120,114                          2,120,114
                       39,815        39,815  Gresham Computing plc                                      94,335            94,335
                       79,750        79,750  Hays plc                                                  180,596           180,596
                        9,100         9,100  Hewitt Associates Inc. Cl A                               231,595           231,595
                       15,840        15,840  Intertek Group plc                                        218,107           218,107
         55,085                      55,085  John H. Harland Company                2,075,052                          2,075,052
                        3,510         3,510  Lagardere SCA                                             250,937           250,937
         27,800                      27,800  Monster Worldwide Inc.(1)                733,364                            733,364
         33,700                      33,700  R.R. Donnelley & Sons Company          1,120,525                          1,120,525
         96,561                      96,561  Republic Services, Inc. Cl A           3,425,984                          3,425,984
                       10,000        10,000  Robert Half International Inc.                            249,400           249,400
        104,371                     104,371  Waste Management, Inc.                 3,077,901                          3,077,901
                                                                                  -----------      -----------       -----------
                                                                                   13,821,869        1,706,597        15,528,466
                                                                                  -----------      -----------       -----------
COMMUNICATIONS EQUIPMENT  (1.1%)
         69,249                      69,249  Arris Group Inc.(1)                      599,696                            599,696
         93,300                      93,300  Avaya Inc.(1)                            853,695                            853,695
        210,396        44,400       254,796  Cisco Systems Inc.(1)                  4,077,474          860,472         4,937,946
        483,000                     483,000  Compal Communications Inc. ORD(1)      1,319,723                          1,319,723
                        8,200         8,200  Essex Corp.                                               153,340           153,340
      1,731,000                   1,731,000  Foxconn International                  1,134,754                          1,134,754
                                             Holdings Ltd. ORD(1)
         41,095         7,600        48,695  Harris Corp.                           1,181,070          218,424         1,399,494
         25,834                      25,834  Juniper Networks, Inc.(1)                662,384                            662,384
        262,867                     262,867  Motorola, Inc.                         4,566,000                          4,566,000
         10,700                      10,700  Nokia Oyj ADR                            180,402                            180,402
         17,700         7,300        25,000  QUALCOMM Inc.                            659,502          271,998           931,500
         68,000                      68,000  Scientific-Atlanta, Inc.               2,264,400                          2,264,400
                       18,535        18,535  Tandberg ASA                                              199,545           199,545
                       21,575        21,575  Tandberg Television ASA(1)                                249,105           249,105
                        6,000         6,000  Tekelec(1)                                                 81,660            81,660
                        6,460         6,460  Telechips Inc.                                            107,613           107,613
                       12,200        12,200  Telefonaktiebolaget LM                                    383,446           383,446
                                             Ericsson ADR
                       93,155        93,155  Telefonaktiebolaget LM                                    294,390           294,390
                                             Ericsson B Shares
                          164           164  TomTom(1)                                                   3,771             3,771
                       17,400        17,400  Westell Technologies                                      104,226           104,226
                                                                                  -----------      -----------       -----------
                                                                                   17,499,100        2,927,990        20,427,090
                                                                                  -----------      -----------       -----------
COMPUTERS & PERIPHERALS  (1.8%)
        131,297                     131,297  Apple Computer, Inc.(1)                5,213,804                          5,213,804
                        9,405         9,405  Axalto Holding N.V.(1)                                    274,063           274,063
        114,756        20,600       135,356  Dell Inc.(1)                           4,577,617          821,733         5,399,350
        199,800                     199,800  EMC Corp.(1)                           2,809,188                          2,809,188
         41,400                      41,400  Emulex Corp.(1)                          782,460                            782,460
        151,300                     151,300  Hewlett-Packard Co.                    3,405,763                          3,405,763
        157,000                     157,000  High Tech Computer Corp. ORD           1,389,048                          1,389,048
         18,800                      18,800  Hutchinson Technology Inc.(1)            777,756                            777,756
          3,592                       3,592  Intergraph Corp.(1)                      112,753                            112,753
         87,676         7,800        95,476  International Business                 6,623,922          589,290         7,213,212
                                             Machines Corp.
         28,600                      28,600  Komag, Inc.(1)                           825,110                            825,110
                       27,779        27,779  Kontron AG                                                222,265           222,265
                        5,600         5,600  Lexmark International, Inc. Cl A(1)                       383,264           383,264
         25,100                      25,100  Network Appliance, Inc.(1)               721,876                            721,876
        135,300        19,800       155,100  Seagate Technology                     2,871,066          420,156         3,291,222
                      454,000       454,000  Solomon Systech International Ltd.                        167,785           167,785
         61,752                      61,752  Western Digital Corp.(1)                 926,898                            926,898
        350,000                     350,000  Wistron Corp. ORD(1)                     246,612                            246,612
                                                                                  -----------      -----------       -----------
                                                                                   31,283,873        2,878,556        34,162,429
                                                                                  -----------      -----------       -----------
CONSTRUCTION & ENGINEERING  (0.7%)
                       34,000        34,000  Chiyoda Corporation                                       410,430           410,430
                        9,460         9,460  Daewoo Shipbuilding &                                     191,357           191,357
                                             Marine Engineering Co. Ltd.
      3,908,421                   3,908,421  Empresas ICA Sociedad                  1,545,683                          1,545,683
                                             Controladora SA de CV ORD(1)
         29,552         7,250        36,802  Grupo Ferrovial SA ORD                 1,819,783          448,045         2,267,828
                      262,500       262,500  Italian-Thai Development PCL                               61,392            61,392
         38,446                      38,446  Jacobs Engineering Group Inc.(1)       2,021,491                          2,021,491
                       38,000        38,000  Kajima Corp.                                              131,162           131,162
                        3,535         3,535  Koninklijke BAM Groep N.V.                                223,698           223,698
        126,544                     126,544  Shaw Group Inc. (The)(1)               2,549,862                          2,549,862
                      206,600       206,600  Sino Thai Engineering &                                    52,387            52,387
                                             Construction PCL
                       34,433        34,433  Sino Thai Engineering &                                     4,069             4,069
                                             Construction PCL Warrants
        354,000                     354,000  Taisei Corp. ORD                       1,177,933                          1,177,933
         24,716         5,380        30,096  Vinci SA ORD                           1,850,408          404,224         2,254,632
                                                                                  -----------      -----------       -----------
                                                                                   10,965,160        1,926,764        12,891,924
                                                                                  -----------      -----------       -----------
CONSTRUCTION MATERIALS  (0.2%)
                        1,800         1,800  Beacon Roofing Supply, Inc.                                43,038            43,038
                        9,179         9,179  CRH plc                                                   234,042           234,042
          8,700                       8,700  Eagle Materials Inc.                     762,729                            762,729
         19,220                      19,220  Lafarge SA ORD                         1,746,355                          1,746,355
         12,600                      12,600  Martin Marietta Materials, Inc.          769,230                            769,230
         12,800                      12,800  Vulcan Materials Co.                     767,104                            767,104
                                                                                  -----------      -----------       -----------
                                                                                    4,045,418          277,080         4,322,498
                                                                                  -----------      -----------       -----------
CONSUMER FINANCE  (0.9%)
        145,845         7,700       153,545  American Express Co.                   7,853,754          414,645         8,268,399
         55,286         5,000        60,286  Capital One Financial Corp.            4,168,564          377,000         4,545,564
         24,365                      24,365  CompuCredit Corp.(1)                     768,228                            768,228
          6,172                       6,172  MoneyGram International Inc.             114,491                            114,491
          6,603                       6,603  Nelnet Inc. Cl A(1)                      243,651                            243,651
         12,600                      12,600  ORIX Corporation ORD                   1,819,910                          1,819,910
         17,200                      17,200  Takefuji Corp. ORD                     1,068,559                          1,068,559
         13,231                      13,231  WFS Financial Inc.(1)                    645,011                            645,011
                                                                                  -----------      -----------       -----------
                                                                                   16,682,168          791,645        17,473,813
                                                                                  -----------      -----------       -----------
CONTAINERS & PACKAGING  (0.2%)
        326,040                     326,040  Amcor Limited ORD                      1,670,513                          1,670,513
         13,732                      13,732  Greif, Inc. Cl A                         998,042                            998,042
         18,868                      18,868  Silgan Holdings Inc.                   1,075,476                          1,075,476
                                                                                  -----------                        -----------
                                                                                    3,744,031                          3,744,031
                                                                                  -----------                        -----------
DIVERSIFIED  (0.5%)

          8,000                       8,000  iShares MSCI EAFE Index Fund           1,238,800                          1,238,800
          7,700                       7,700  iShares Russell 1000                     371,448                            371,448
                                             Growth Index Fund
                       25,700        25,700  Nomura TOPIX Exchange                                     276,852           276,852
                                             Traded Fund
         61,834                      61,834  Standard and Poor's 500                7,385,453                          7,385,453
                                             Depositary Receipt                   -----------      -----------       -----------
                                                                                    8,995,701          276,852         9,272,553
                                                                                  -----------      -----------       -----------
DIVERSIFIED CONSUMER SERVICES  (0.1%)
         38,300                      38,300  Weight Watchers                        1,863,295                          1,863,295
                                             International, Inc.(1)               -----------                        -----------
DIVERSIFIED FINANCIAL SERVICES  (0.9%)
                        8,700         8,700  CapitalSource Inc.                                        165,996           165,996
        192,800        16,500       209,300  Citigroup Inc.                         9,082,808          777,315         9,860,123
                        7,000         7,000  Credit Saison Co. Ltd.                                    235,119           235,119
         72,800         9,613        82,413  ING Groep N.V. ORD                     2,013,522          266,830         2,280,352
        104,800                     104,800  J.P. Morgan Chase & Co.                3,746,600                          3,746,600
                        7,200         7,200  Marlin Business Services Corp.                            146,016           146,016
         47,500                      47,500  Nasdaq Stock Market, Inc. (The)(1)       815,100                            815,100
                                                                                  -----------      -----------       -----------
                                                                                   15,658,030        1,591,276        17,249,306
                                                                                  -----------      -----------       -----------
DIVERSIFIED TELECOMMUNICATION SERVICES  (1.5%)
         13,795                      13,795  AFK Sistema GDR(1)                       226,238                            226,238
         29,304                      29,304  ALLTEL Corp.                           1,704,614                          1,704,614
                        2,240         2,240  Arbinet-thexchange, Inc.(1)                                29,030            29,030
         43,281                      43,281  AT&T Corp.                               813,250                            813,250
        107,417                     107,417  BellSouth Corp.                        2,874,479                          2,874,479
          3,006                       3,006  CenturyTel Inc.                           98,567                             98,567
         34,328                      34,328  Commonwealth Telephone                 1,793,638                          1,793,638
                                             Enterprises, Inc.(1)
        118,830                     118,830  Deutsche Telekom ORD                   2,207,658                          2,207,658
          8,980                       8,980  France Telecom SA ORD(1)                 257,100                            257,100
                           50            50  IWO Holdings, Inc. Warrants(4)                                  1                 1
         44,109                      44,109  Maroc Telecom ORD                        423,302                            423,302
        155,317                     155,317  SBC Communications Inc.                3,631,311                          3,631,311
        130,754        10,800       141,554  Sprint Corp.                           3,097,562          255,852         3,353,414
         99,946        14,896       114,842  Telefonica SA ORD                      1,673,602          250,326         1,923,928
        415,500                     415,500  Telekom Malaysia Bhd ORD               1,071,553                          1,071,553
        136,060                     136,060  Telenor ASA ORD                        1,086,303                          1,086,303
         78,484                      78,484  Telkom SA Ltd. ORD                     1,278,179                          1,278,179
        139,602                     139,602  Verizon Communications                 4,939,119                          4,939,119
        329,023                     329,023  VolgaTelecom ORD                       1,233,836                          1,233,836
                                                                                  -----------      -----------       -----------
                                                                                   28,410,311          535,209        28,945,520
                                                                                  -----------      -----------       -----------
ELECTRIC UTILITIES  (1.0%)
        292,000                     292,000  CLP Holdings Ltd. ORD                  1,670,234                          1,670,234
         16,300                      16,300  DTE Energy Company                       774,902                            774,902
         15,300                      15,300  E.On AG ORD                            1,324,670                          1,324,670
         25,160                      25,160  Edison International                     924,630                            924,630
         16,699                      16,699  Empresa Nacional de                      384,077                            384,077
                                             Electricidad SA ADR
        390,308                     390,308  Empresa Nacional de                      299,543                            299,543
                                             Electricidad SA ORD
         12,715                      12,715  Entergy Corp.                            913,318                            913,318
        101,414                     101,414  Exelon Corporation                     4,751,245                          4,751,245
         43,249                      43,249  FirstEnergy Corp.                      1,915,931                          1,915,931
         16,100                      16,100  FPL Group, Inc.                          654,465                            654,465
                       10,890        10,890  Iberdrola SA                                              279,014           279,014
         12,185                      12,185  IDACORP, Inc.                            345,079                            345,079
         34,500                      34,500  PPL Corporation                        1,984,095                          1,984,095
                        4,520         4,520  RWE AG                                                    277,379           277,379
         38,700                      38,700  TXU Corp.                              3,106,836                          3,106,836
                                                                                  -----------      -----------       -----------
                                                                                   19,049,025          556,393        19,605,418
                                                                                  -----------      -----------       -----------
ELECTRICAL EQUIPMENT  (0.2%)
         21,900                      21,900  Emerson Electric Co.                   1,455,693                          1,455,693
                        2,000         2,000  Nidec Corp.                                               217,861           217,861
         19,110                      19,110  Schneider Electric SA ORD              1,406,017                          1,406,017
      2,064,000                   2,064,000  Shanghai Electric Group                  443,058                            443,058
                                             Corp. Cl H ORD(1)                    -----------      -----------       -----------
                                                                                    3,304,768          217,861         3,522,629
                                                                                  -----------      -----------       -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS  (0.8%)
            754         8,100         8,854  Amphenol Corp. Cl A                       31,962          343,360           375,322
        122,143                     122,143  AVX Corporation                        1,451,059                          1,451,059
                        3,710         3,710  Carbone Lorraine                                          169,494           169,494
        664,000                     664,000  Chi Mei Optoelectronics Corp. ORD      1,046,861                          1,046,861
                        9,800         9,800  Cogent, Inc.(1)                                           196,588           196,588
          7,200         2,300         9,500  Hoya Corp. ORD                           805,014          258,863         1,063,877
         22,063                      22,063  Ingram Micro Inc. Cl A(1)                348,816                            348,816
         57,500                      57,500  Itron Inc.(1)                          2,363,824                          2,363,824
         45,269                      45,269  Jabil Circuit, Inc.(1)                 1,323,213                          1,323,213
                        1,000         1,000  Keyence Corp.                                             221,016           221,016
         27,677                      27,677  Lipman Electronic                        886,392                            886,392
                                             Engineering Ltd. ORD
                        3,600         3,600  MKS Instruments, Inc.                                      60,120            60,120
         48,000                      48,000  Omron Corp. ORD                        1,057,425                          1,057,425
        265,490                     265,490  Phoenix PDE Co. Ltd. ORD               1,775,201                          1,775,201
         19,300                      19,300  Trimble Navigation Ltd.(1)               766,403                            766,403
      1,397,000                   1,397,000  Wintek Corp. ORD                       1,881,819                          1,881,819
                                                                                  -----------      -----------       -----------
                                                                                   13,737,989        1,249,441        14,987,430
                                                                                  -----------      -----------       -----------
ENERGY EQUIPMENT & SERVICES  (0.8%)
                        5,400         5,400  BJ Services Co.                                           271,890           271,890
         51,581                      51,581  Cal Dive International Inc.(1)         2,341,777                          2,341,777
                        4,500         4,500  Grant Prideco Inc.(1)                                     108,090           108,090
                       16,800        16,800  Grey Wolf Inc.(1)                                         110,376           110,376
                       13,600        13,600  Halliburton Co.                                           581,265           581,265
         77,400                      77,400  Helmerich & Payne, Inc.                3,209,779                          3,209,779
         53,500         9,700        63,200  National Oilwell Varco, Inc.(1)        2,407,500          436,500         2,844,000
                        9,500         9,500  Noble Corp.                                               537,890           537,890
         93,700         7,200       100,900  Patterson-UTI Energy Inc.              2,482,113          190,728         2,672,841
         83,080                      83,080  Saipem SpA ORD                         1,048,751                          1,048,751
                        6,300         6,300  Smith International, Inc.                                 370,188           370,188
                        6,428         6,428  Technip SA                                                284,699           284,699
         27,400                      27,400  Tenaris SA ADR                         1,911,150                          1,911,150
                        4,215         4,215  TGS Nopec Geophysical                                     117,062           117,062
                                             Company ASA(1)                       -----------      -----------       -----------
                                                                                   13,401,070        3,008,688        16,409,758
                                                                                  -----------      -----------       -----------
FOOD & STAPLES RETAILING  (1.7%)
         32,231                      32,231  7-Eleven, Inc.(1)                        962,095                            962,095
         21,238                      21,238  BJ's Wholesale Club Inc.(1)              640,326                            640,326
         50,545                      50,545  Cia Brasileira de Distribuicao         1,096,827                          1,096,827
                                             Grupo Pao de Acucar ADR
        111,700                     111,700  CVS Corp.                              6,126,744                          6,126,744
         42,742                      42,742  Frutarom Industries Ltd. GDR             341,509                            341,509
         86,300                      86,300  Kroger Co. (The)(1)                    1,447,251                          1,447,251
          5,064                       5,064  Longs Drug Stores Corp.                  207,827                            207,827
         17,490         4,035        21,525  Metro AG ORD                             871,512          201,780         1,073,292
         82,893                      82,893  Pyaterochka Holding N.V. GDR(1)        1,119,056                          1,119,056
          7,200                       7,200  Shinsegae Co. Ltd. ORD                 2,446,429                          2,446,429
         52,073                      52,073  Shoppers Drug Mart Corporation ORD     1,709,048                          1,709,048
         39,548                      39,548  Supervalu Inc.                         1,295,592                          1,295,592
        469,170        58,670       527,840  Tesco plc ORD                          2,669,443          334,689         3,004,132
        731,165        59,471       790,636  Wal-Mart de Mexico SA de CV,           2,773,895          228,237         3,002,132
                                             Series V ORD
        105,500        16,600       122,100  Wal-Mart Stores, Inc.                  4,982,764          784,018         5,766,782
                       10,400        10,400  Walgreen Co.                                              471,536           471,536
         13,000                      13,000  Whole Foods Market, Inc.               1,546,740                          1,546,740
                                                                                  -----------      -----------       -----------
                                                                                   30,237,058        2,020,260        32,257,318
                                                                                  -----------      -----------       -----------
FOOD PRODUCTS  (2.0%)
        106,000                     106,000  Ajinomoto Co. Inc. ORD                 1,175,389                          1,175,389
        130,713                     130,713  Archer-Daniels-Midland Co.             2,594,653                          2,594,653
                        4,089         4,089  B&G Foods, Inc.                                            59,372            59,372
         10,155                      10,155  Bunge Ltd.                               630,016                            630,016
          6,400                       6,400  Campbell Soup Company                    198,592                            198,592
          9,076                       9,076  Chiquita Brands                          263,930                            263,930
                                             International, Inc.
         25,600                      25,600  ConAgra Foods, Inc.                      669,440                            669,440
         15,685                      15,685  Delta and Pine Land Company              423,495                            423,495
         41,356                      41,356  General Mills, Inc.                    2,047,122                          2,047,122
            984                         984  Gold Kist Inc.(1)                         20,546                             20,546
         21,760                      21,760  Groupe Danone ORD                      2,001,238                          2,001,238
         35,900                      35,900  H.J. Heinz Company                     1,305,683                          1,305,683
          9,683                       9,683  Hormel Foods Corp.                       286,810                            286,810
         46,900                      46,900  Kellogg Co.                            2,133,481                          2,133,481
         92,300                      92,300  Kraft Foods Inc. Cl A                  2,994,212                          2,994,212
         23,800                      23,800  McCormick & Company, Inc.                805,392                            805,392
         12,340           915        13,255  Nestle SA ORD                          3,247,108          241,428         3,488,536
                          785           785  Nong Shim Co. Ltd.                                        237,018           237,018
          7,100                       7,100  Orion Corp. ORD                        1,028,373                          1,028,373
        675,000                     675,000  Petra Foods Ltd. ORD                     453,700                            453,700
        119,425                     119,425  Pilgrim's Pride Corp.                  4,209,732                          4,209,732
         50,410         6,115        56,525  Royal Numico N.V. ORD(1)               2,010,131          244,712         2,254,843
                       13,700        13,700  SABMiller plc                                             210,988           210,988
         47,600                      47,600  Sara Lee Corp.                           965,804                            965,804
            342                         342  Seaboard Corp.                           459,990                            459,990
         50,500                      50,500  Tata TEA Ltd. ORD                        661,850                            661,850
         56,100                      56,100  Unilever N.V. New York Shares          3,732,894                          3,732,894
        202,140                     202,140  Unilever plc ORD                       1,971,370                          1,971,370
         31,879                      31,879  Wimm-Bill-Dann Foods OJSC ADR(1)         616,859                            616,859
                                                                                  -----------      -----------       -----------
                                                                                   36,907,810          993,518        37,901,328
                                                                                  -----------      -----------       -----------
GAS UTILITIES  (0.3%)
          6,300                       6,300  AGL Resources Inc.                       222,012                            222,012
         45,800                      45,800  iSource Inc.                           1,103,780                          1,103,780
        546,000                     546,000  Osaka Gas Co. Ltd. ORD                 1,690,995                          1,690,995
         82,269                     82,269   UGI Corp.                              2,180,951                          2,180,951
         38,100                      38,100  WGL Holdings Inc.                      1,239,774                          1,239,774
                                                                                  -----------                        -----------
                                                                                    6,437,512                          6,437,512
                                                                                  -----------                        -----------
HEALTH CARE EQUIPMENT & SUPPLIES  (1.4%)
         35,700                      35,700  Bard (C.R.), Inc.                      2,436,525                          2,436,525
         34,000                      34,000  Baxter International, Inc.             1,254,600                          1,254,600
          6,600                       6,600  Beckman Coulter, Inc.                    462,396                            462,396
        111,303                     111,303  Becton Dickinson & Co.                 6,394,358                          6,394,358
                        9,000         9,000  Cytyc Corp.(1)                                            210,690           210,690
         22,878                      22,878  Edwards Lifesciences Corporation(1)    1,045,753                          1,045,753
                        7,555         7,555  Elekta AB Cl B                                            286,710           286,710
         21,180                      21,180  Essilor International SA Cie           1,452,779                          1,452,779
                                             Generale D'Optique ORD
                        8,400         8,400  Fisher Scientific International(1)                        524,664           524,664
                       21,390        21,390  GN Store Nord AS                                          246,635           246,635
         10,300                      10,300  Guidant Corp.                            761,067                            761,067
          5,994                       5,994  Haemonetics Corporation(1)               243,956                            243,956
         43,806                      43,806  Hospira Inc.(1)                        1,668,132                          1,668,132
         45,800                      45,800  Immucor, Inc.(1)                       1,534,300                          1,534,300
         31,800                      31,800  Intuitive Surgical Inc.(1)             1,574,100                          1,574,100
                        8,100         8,100  Kinetic Concepts Inc.(1)                                  520,425           520,425
                        7,200         7,200  Kyphon Inc.(1)                                            206,568           206,568
         28,259        12,300        40,559  Medtronic, Inc.                        1,518,921          661,124         2,180,045
          8,193                       8,193  Mettler-Toledo International, Inc.(1)    401,457                            401,457
                        1,070         1,070  Nobel Biocare Holding AG                                  214,000           214,000
        180,440        26,110       206,550  Smith & Nephew plc ORD                 1,782,701          258,635         2,041,336
                       14,300        14,300  St. Jude Medical, Inc.(1)                                 573,715           573,715
                        2,500         2,500  Syneron Medical Ltd.                                       84,300            84,300
                        1,930         1,930  Synthes Inc.                                              212,533           212,533
                        6,100         6,100  Varian Medical Systems, Inc.(1)                           229,421           229,421
                        1,500         1,500  Waters Corp.(1)                                            58,275            58,275
                        6,100         6,100  Zimmer Holdings Inc.(1)                                   467,138           467,138
                                                                                  -----------      -----------       -----------
                                                                                   22,531,045        4,754,833        27,285,878
                                                                                  -----------      -----------       -----------
HEALTH CARE PROVIDERS & SERVICES  (2.6%)
                        1,900         1,900  Advisory Board Co. (The)                                   85,804            85,804
         74,678         3,300        77,978  Aetna Inc.                             5,825,630          257,433         6,083,063
         43,240                      43,240  AmerisourceBergen Corp.                2,792,007                          2,792,007
                       17,065        17,065  Capio AB(1)                                               269,646           269,646
         31,921                      31,921  Cardinal Health, Inc.                  1,849,184                          1,849,184
         88,100        26,145       114,245  Caremark Rx Inc.(1)                    3,934,546        1,167,635         5,102,181
         25,732                      25,732  CIGNA Corp.                            2,502,437                          2,502,437
         42,700                      42,700  Community Health                       1,552,999                          1,552,999
                                             Systems Inc.(1)
         65,862                      65,862  Covance Inc.(1)                        2,875,535                          2,875,535
                       31,600        31,600  DaVita Inc.(1)                                          1,455,495         1,455,495
         72,403                      72,403  Diagnosticos da America SA ORD(1)        877,977                            877,977
          8,200                       8,200  Express Scripts, Inc. Cl A(1)            757,598                            757,598
         17,660                      17,660  Fresenius Medical Care AG ORD          1,387,114                          1,387,114
         12,300                      12,300  HCA Inc.                                 664,200                            664,200
                       17,400        17,400  Health Management Associates,                             438,828           438,828
                                             Inc. Cl A
         76,900                      76,900  Henry Schein, Inc.(1)                  3,098,301                          3,098,301
                        1,700         1,700  Horizon Health Corp.(1)                                    74,545            74,545
         42,000                      42,000  Humana Inc.(1)                         1,527,120                          1,527,120
         44,655                      44,655  Kindred Healthcare Inc.(1)             1,722,790                          1,722,790
         19,800                      19,800  LCA-Vision Inc.                          874,764                            874,764
         17,200                      17,200  LifePoint Hospitals Inc.(1)              773,656                            773,656
                       16,900        16,900  Lincare Holdings Inc.                                     742,924           742,924
        113,926                     113,926  McKesson Corp.                         4,587,800                          4,587,800
         12,200                      12,200  PacifiCare Health Systems, Inc.(1)       766,526                            766,526
                       12,000        12,000  Patterson Companies, Inc.(1)                              544,680           544,680
         62,700                      62,700  Pharmaceutical Product                 3,033,426                          3,033,426
                                             Development, Inc.
                        6,000         6,000  Psychiatric Solutions, Inc.(1)                            245,700           245,700
                        7,800         7,800  Radiation Therapy                                         161,460           161,460
                                             Services Inc.(1)
                       13,800        13,800  Renal Care Group Inc.(1)                                  638,112           638,112
                        5,800         5,800  UnitedHealth Group Incorporated                           281,764           281,764
         53,200         2,800        56,000  Universal Health Services, Inc. Cl B   3,108,476          163,604         3,272,080
                                                                                  -----------      -----------       -----------
                                                                                   44,512,086        6,527,630        51,039,716
                                                                                  -----------      -----------       -----------
HOTELS, RESTAURANTS & LEISURE  (1.5%)
         26,430                      26,430  Accor SA ORD                           1,219,105                          1,219,105
         29,010                      29,010  Boyd Gaming Corp.                      1,533,469                          1,533,469
         25,900                      25,900  Brinker International, Inc.(1)           974,358                            974,358
         23,600        14,845        38,445  Carnival Corporation                   1,248,440          785,301         2,033,741
                        2,700         2,700  Cheesecake Factory Inc.(1)                                 95,337            95,337
                        3,700         3,700  Choice Hotels International Inc.                          242,720           242,720
         38,677                      38,677  Ctrip.com International,               1,964,792                          1,964,792
                                             Ltd. ADR(1)
        106,692                     106,692  Darden Restaurants, Inc.               3,465,356                          3,465,356
         48,040        10,865        58,905  Greek Organization of Football         1,310,971          298,630         1,609,601
                                             Prognostics SA ORD
         22,400                      22,400  Harrah's Entertainment, Inc.           1,608,544                          1,608,544
        176,555        13,700       190,255  McDonald's Corporation                 5,462,612          423,878         5,886,490
                        9,900         9,900  Orient-Express Hotels Ltd. Cl A                           287,496           287,496
         20,400                      20,400  Outback Steakhouse, Inc.                 902,700                            902,700
         14,600                      14,600  Panera Bread Co.(1)                      922,720                            922,720
         50,000                      50,000  Penn National Gaming, Inc.(1)          1,628,500                          1,628,500
                       11,900        11,900  Pinnacle Entertainment Inc.                               207,417           207,417
                       25,450        25,450  Punch Taverns plc                                         316,339           316,339
      4,688,000                   4,688,000  Regal Hotels International               409,761                            409,761
                                             Holdings Ltd. ORD(1)
                        8,700         8,700  Scientific Games Corp. Cl A(1)                            207,321           207,321
         22,900                      22,900  Speedway Motorsports Inc.                785,470                            785,470
                       45,830        45,830  Sportingbet plc(1)                                        234,713           234,713
         46,700         5,100        51,800  Station Casinos Inc.                   3,040,170          332,010         3,372,180
            126                         126  Trump Entertainment Resorts, Inc.(1)       1,638                              1,638
                                                                                  -----------      -----------       -----------
                                                                                   26,478,606        3,431,162        29,909,768
                                                                                  -----------      -----------       -----------
HOUSEHOLD DURABLES  (1.1%)
         51,102                      51,102  Black & Decker Corporation             4,462,227                          4,462,227
         12,610                      12,610  Desarrolladora Homex SA de CV ADR(1)     318,781                            318,781
                        6,063         6,063  Entergisul Co. Ltd.(1)                                    163,524           163,524
                       11,100        11,100  Fortune Brands, Inc.                                      960,150           960,150
                        4,700         4,700  Garmin Ltd.                                               208,445           208,445
         13,100                      13,100  Hovnanian Enterprises Inc.(1)            813,510                            813,510
         18,154         5,645        23,799  Humax Co. Ltd. ORD                       228,726           71,087           299,813
         15,137                      15,137  Jarden Corp.(1)                          770,171                            770,171
         25,600                      25,600  KB Home                                1,729,024                          1,729,024
                       18,100        18,100  Leggett & Platt, Inc.                                     482,184           482,184
        120,000                     120,000  Matsushita Electric                    1,794,082                          1,794,082
                                             Industrial Co., Ltd. ORD
         50,600                      50,600  Newell Rubbermaid Inc.                 1,153,174                          1,153,174
          2,027                       2,027  NVR, Inc.(1)                           1,538,493                          1,538,493
         10,400                      10,400  Pulte Homes Inc.                         795,080                            795,080
          9,700                       9,700  Standard Pacific Corp.                   777,164                            777,164
                      123,500       123,500  Techtronic Industries                                     276,233           276,233
                                             Company Limited
          9,700                       9,700  Toll Brothers Inc.(1)                    898,123                            898,123
        325,310        25,215       350,525  Urbi Desarrollos Urbanos               1,780,184          131,182         1,911,366
                                             SA de CV ORD(1)
         28,700                      28,700  Whirlpool Corp.                        1,974,560                          1,974,560
                                                                                  -----------      -----------       -----------
                                                                                   19,033,299        2,292,805        21,326,104
                                                                                  -----------      -----------       -----------
HOUSEHOLD PRODUCTS  (0.8%)
         17,794                      17,794  Clorox Company                         1,039,348                          1,039,348
         18,059                      18,059  Energizer Holdings Inc.(1)             1,135,550                          1,135,550
         32,000                      32,000  Kao Corp. ORD                            741,820                            741,820
         53,700                      53,700  Kimberly-Clark Corp.                   3,454,521                          3,454,521
        578,170                     578,170  Kimberly-Clark de Mexico               1,842,508                          1,842,508
                                             SA de CV Cl A ORD
         74,300        12,000        86,300  Procter & Gamble Co. (The)             4,097,645          661,800         4,759,445
         90,803         7,755        98,558  Reckitt Benckiser plc ORD              2,773,036          237,450         3,010,486
                                                                                  -----------      -----------       -----------
                                                                                   15,084,428          899,250        15,983,678
                                                                                  -----------      -----------       -----------
INDUSTRIAL CONGLOMERATES  (0.9%)
          8,200         3,000        11,200  3M Co.                                   628,530          229,950           858,480
                        4,300         4,300  Brady Corp. Cl A                                          131,451           131,451
        202,800        53,100       255,900  General Electric Co.                   7,398,144        1,937,088         9,335,232
         30,806                      30,806  Textron Inc.                           2,380,996                          2,380,996
        127,812        19,400       147,212  Tyco International Ltd.                3,697,601          561,242         4,258,843
                                                                                  -----------      -----------       -----------
                                                                                   14,105,271        2,859,731        16,965,002
                                                                                  -----------      -----------       -----------
INSURANCE  (2.6%)

                       35,250        35,250  Admiral Group plc                                         239,474           239,474
                        2,075         2,075  Allianz AG                                                245,450           245,450
         44,500                      44,500  Allstate Corp.                         2,589,900                          2,589,900
        138,800        12,500       151,300  American International Group, Inc.     7,710,340          694,374         8,404,714
         12,074                      12,074  Arch Capital Group Ltd.(1)               539,104                            539,104
                        7,100         7,100  Assured Guaranty Ltd.                                     145,905           145,905
         67,153                      67,153  Axa SA ORD                             1,636,736                          1,636,736
         33,619                      33,619  Axis Capital Holdings Limited            924,859                            924,859
        108,531                     108,531  Berkley (W.R.) Corp.                   3,848,509                          3,848,509
             20                          20  Berkshire Hathaway Inc. Cl A(1)        1,682,000                          1,682,000
         42,388         7,100        49,488  Chubb Corp.                            3,570,341          598,033         4,168,374
         72,499                      72,499  Endurance Specialty Holdings Ltd.(1)   2,642,589                          2,642,589
         44,036                      44,036  First American Financial Corp. (The)   1,704,193                          1,704,193
                       11,390        11,390  Fondiaria-Sai SpA                                         298,012           298,012
                       13,500        13,500  Genworth Financial Inc. Cl A                              391,365           391,365
         27,600                      27,600  Hartford Financial Services            2,064,204                          2,064,204
                                             Group Inc. (The)
         52,048                      52,048  HCC Insurance Holdings, Inc.           2,040,802                          2,040,802
         34,400                      34,400  Horace Mann Educators Corp.              626,080                            626,080
         20,600                      20,600  Jefferson-Pilot Corp.                  1,038,240                          1,038,240
          6,430                       6,430  LandAmerica Financial Group Inc.         361,366                            361,366
        577,980                     577,980  Legal & General Group plc ORD          1,139,957                          1,139,957
         35,597                      35,597  Loews Corp.                            2,680,454                          2,680,454
                        5,220         5,220  Manulife Financial Corp.                                  239,859           239,859
        110,000                     110,000  Marsh & McLennan Companies, Inc.       3,194,400                          3,194,400
          3,900                       3,900  MetLife, Inc.                            173,940                            173,940
          3,745                       3,745  Platinum Underwriters Holdings           113,848                            113,848
          4,215                       4,215  Protective Life Corporation              169,401                            169,401
         31,101        10,300        41,401  Prudential Financial Inc.              1,969,004          652,093         2,621,097
                       28,255        28,255  Prudential plc                                            251,560           251,560
        133,650                     133,650  QBE Insurance Group Limited ORD        1,481,660                          1,481,660
          2,971                       2,971  Selective Insurance Group                142,994                            142,994
          1,639                       1,639  Stancorp Financial Group Inc.            122,679                            122,679
                       33,280        33,280  Storebrand ASA                                            279,101           279,101
         23,800                      23,800  Torchmark Corp.                        1,255,450                          1,255,450
         12,330                      12,330  Zenith National Insurance Corp.          781,106                            781,106
                                                                                  -----------      -----------       -----------
                                                                                   46,204,156        4,035,226        50,239,382
                                                                                  -----------      -----------       -----------
INTERNET & CATALOG RETAIL  (0.1%)
                        4,000         4,000  CDW Corp.                                                 232,720           232,720
         24,400         5,300        29,700  eBay Inc.(1)                             927,444          201,453         1,128,897
                                                                                  -----------      -----------       -----------
                                                                                      927,444          434,173         1,361,617
                                                                                  -----------      -----------       -----------
INTERNET SOFTWARE & SERVICES  (0.6%)
                        8,100         8,100  Digital River Inc.(1)                                     222,912           222,912
        186,569                     186,569  Earthlink Inc.(1)                      1,979,497                          1,979,497
          7,600         1,200         8,800  Google Inc. Cl A(1)                    2,115,840          334,080         2,449,920
         87,172        20,700       107,872  VeriSign, Inc.(1)                      2,820,014          669,645         3,489,659
         24,123                      24,123  WebEx Communications, Inc.(1)            647,944                            647,944
         71,522        11,294        82,816  Yahoo! Inc.(1)                         2,660,618          420,137         3,080,755
                                                                                  -----------      -----------       -----------
                                                                                   10,223,913        1,646,774        11,870,687
                                                                                  -----------      -----------       -----------
IT SERVICES  (0.9%)
         65,900        18,500        84,400  Accenture Ltd. Cl A(1)                 1,534,152          430,680         1,964,832
         32,780                      32,780  Acxiom Corp.                             604,791                            604,791
                        9,200         9,200  Affiliated Computer Services                              475,916           475,916
                                             Inc. Cl A(1)
                        1,100         1,100  Alliance Data Systems Corp.(1)                             41,492            41,492
                        7,030         7,030  Cap Gemini SA                                             224,906           224,906
                        2,600         2,600  Checkfree Corp.(1)                                         97,058            97,058
         51,900                      51,900  Cognizant Technology                   2,491,200                          2,491,200
                                             Solutions Corporation(1)
        106,758                     106,758  Computer Sciences Corp.(1)             4,943,963                          4,943,963
         25,844                      25,844  DST Systems, Inc.(1)                   1,249,816                          1,249,816
                       12,500        12,500  First Data Corp.                                          472,875           472,875
         27,800         5,800        33,600  Fiserv, Inc.(1)                        1,195,400          249,400         1,444,800
        136,950                     136,950  HCL Technologies Ltd. ORD              1,144,928                          1,144,928
                       15,650        15,650  Indra Sistemas SA                                         286,959           286,959
                        4,095         4,095  Infosys Technologies Ltd.                                 210,718           210,718
                        1,900         1,900  iPayment, Inc.                                             72,466            72,466
                        4,800         4,800  Kanbay International, Inc.                                 99,648            99,648
         49,900         8,650        58,550  Paychex, Inc.                          1,441,112          249,812         1,690,924
         21,670                      21,670  Tata Consultancy Services Ltd. ORD       661,268                            661,268
                                                                                  -----------      -----------       -----------
                                                                                   15,266,630        2,911,930        18,178,560
                                                                                  -----------      -----------       -----------
LEISURE EQUIPMENT & PRODUCTS  (0.1%)
         51,100                      51,100  Fuji Photo Film Co. Ltd. ORD           1,592,018                          1,592,018
                       18,880        18,880  Hilton Group plc                                           97,810            97,810
                        6,745         6,745  Lottomatica SpA                                           226,366           226,366
                        1,500         1,500  Polaris Industries Inc.                                    78,705            78,705
         16,182                      16,182  SCP Pool Corp.                           579,639                            579,639
                                                                                  -----------      -----------       -----------
                                                                                    2,171,657          402,881         2,574,538
                                                                                  -----------      -----------       -----------
MACHINERY  (0.9%)
                       16,875        16,875  Atlas Copco AB A Shares                                   258,667           258,667
                        3,300         3,300  Caterpillar Inc.                                          310,563           310,563
         37,776                      37,776  Cummins Inc.                           2,566,879                          2,566,879
          3,492                       3,492  Danaher Corp.                            192,514                            192,514
         17,000                      17,000  Deere & Co.                            1,124,550                          1,124,550
                       25,910        25,910  Deutz AG                                                  119,651           119,651
         64,912                      64,912  Dover Corp.                            2,458,217                          2,458,217
         18,200                      18,200  Ingersoll-Rand Company Cl A            1,408,862                          1,408,862
         52,476                      52,476  Joy Global Inc.                        1,969,949                          1,969,949
          8,781                       8,781  Kennametal Inc.                          386,364                            386,364
         70,000                      70,000  Komatsu Ltd. ORD                         525,855                            525,855
                       45,583        45,583  Meggitt plc                                               242,794           242,794
                       11,315        11,315  Metso Oyj                                                 227,032           227,032
                       12,700        12,700  MSC Industrial Direct Co. Cl A                            395,352           395,352
          9,900                       9,900  Oshkosh Truck Corp.                      789,426                            789,426
         19,600                      19,600  Parker-Hannifin Corp.                  1,182,468                          1,182,468
         51,500         3,500        55,000  Pentair, Inc.                          2,292,265          155,785         2,448,050
          2,311                       2,311  Toro Co. (The)                            99,489                             99,489
         23,840         5,125        28,965  Volvo AB Cl B ORD                        971,282          209,719         1,181,001
                                                                                  -----------      -----------       -----------
                                                                                   15,968,120        1,919,563        17,887,683
                                                                                  -----------      -----------       -----------
MARINE  (0.1%)
         87,180                      87,180  Hyundai Merchant Marine ORD(1)         1,388,134                          1,388,134
        444,250                     444,250  Wan Hai Lines Limited ORD                420,667                            420,667
                                                                                  -----------                        -----------
                                                                                    1,808,801                          1,808,801
                                                                                  -----------                        -----------
MEDIA  (2.1%)
         24,990                      24,990  Agora SA ORD(1)                          506,509                            506,509
                        9,000         9,000  Comcast Corporation Cl A(1)                               289,800           289,800
        229,111                     229,111  Disney (Walt) Co.                      6,286,806                          6,286,806
         18,200                      18,200  Dow Jones & Co., Inc.                    646,100                            646,100
                        9,400         9,400  Digital Theater Systems, Inc.                             160,646           160,646
         24,600                      24,600  Gannett Co., Inc.                      1,831,716                          1,831,716
         11,977                      11,977  Getty Images Inc.(1)                     896,359                            896,359
                        1,700         1,700  Grupo Televisa SA ADR                                     102,000           102,000
          7,278                       7,278  John Wiley & Sons Inc. Cl A              282,023                            282,023
                          126           126  Jupiter Telecommunications Co.                             98,555            98,555
                        8,100         8,100  Lamar Advertising Co. Cl A                                338,742           338,742
                       12,400        12,400  McGraw-Hill Companies, Inc. (The)                         541,384           541,384
                       17,375        17,375  Mediaset SpA                                              205,527           205,527
         69,600                      69,600  New York Times Co. (The) Cl A          2,183,352                          2,183,352
         96,500        27,700       124,200  News Corp. Cl A                        1,556,545          446,801         2,003,346
                        7,400         7,400  Omnicom Group Inc.                                        605,986           605,986
         41,648         5,300        46,948  Pixar(1)                               2,196,099          279,469         2,475,568
        218,030                     218,030  Reed Elsevier plc ORD                  2,080,758                          2,080,758
         27,124                      27,124  Regal Entertainment Group                539,496                            539,496
         32,520                      32,520  Thomson Corp. ORD                      1,097,401                          1,097,401
        456,531        23,100       479,631  Time Warner Inc.(1)                    7,943,639          401,940         8,345,579
         12,500                      12,500  Tribune Co.                              452,250                            452,250
         50,667                      50,667  TVN SA ORD(1)                            683,134                            683,134
         35,300                      35,300  Univision Communications Inc. Cl A(1)    939,333                            939,333
          9,300                       9,300  Valassis Communications, Inc.(1)         322,617                            322,617
        116,810        10,200       127,010  Viacom, Inc. Cl B                      4,005,415          349,758         4,355,173
         57,940         7,685        65,625  Vivendi Universal SA ORD               1,765,053          234,949         2,000,002
                                                                                  -----------      -----------       -----------
                                                                                   36,214,605        4,055,557        40,270,162
                                                                                  -----------      -----------       -----------
METALS & MINING  (1.0%)
         39,800        16,200        56,000  Alcoa Inc.                             1,078,580          439,020         1,517,600
         26,203                      26,203  Anglo American Platinum Corp. Ltd. ORD 1,122,124                          1,122,124
         55,605                      55,605  Anglo American plc ORD                 1,314,531                          1,314,531
         41,357                      41,357  Antofagasta plc ORD                      869,066                            869,066
        195,259                     195,259  BHP Billiton Limited ORD               2,461,256                          2,461,256
                        1,400         1,400  CARBO Ceramics Inc.                                       100,296           100,296
         61,061                      61,061  Compania de Minas                      1,305,484                          1,305,484
                                             Buenaventura SAu ADR
                           84            84  Cumerio - STRIP VVPR                                            3                 3
        179,337                     179,337  Grupo Mexico SA de CV ORD                847,781                            847,781
         15,914                      15,914  Impala Platinum Holdings Limited ORD   1,330,523                          1,330,523
         46,211                      46,211  KGHM Polska Miedz SA ORD(1)              400,827                            400,827
                       55,000        55,000  Kubota Corp.                                              307,214           307,214
         25,500         6,000        31,500  Newmont Mining Corporation               949,620          223,440         1,173,060
         19,738                      19,738  Nucor Corp.                            1,045,324                          1,045,324
         27,763                      27,763  Phelps Dodge Corp.                     2,426,487                          2,426,487
          2,440                       2,440  POSCO ORD                                435,714                            435,714
          6,201                       6,201  Quanex Corporation                       321,770                            321,770
                       69,000        69,000  Sumitomo Metal Mining Co. Ltd. ORD                        444,566           444,566
                           84            84  Umicore STRIP VVPR                                             11                11
         26,551                      26,551  United States Steel Corp.              1,055,933                          1,055,933
                                                                                  -----------      -----------       -----------
                                                                                   17,409,586        1,069,984        18,479,570
                                                                                  -----------      -----------       -----------
MULTI-UTILITIES  (0.3%)
        121,251                     121,251  AES Corporation (The)(1)               1,805,428                          1,805,428
         30,018                      30,018  Constellation Energy Group Inc.        1,604,462                          1,604,462
        164,860                     164,860  National Grid Transco plc ORD          1,610,793                          1,610,793
         22,500                      22,500  Wisconsin Energy Corp.                   816,750                            816,750
                                                                                  -----------                        -----------
                                                                                    5,837,433                          5,837,433
                                                                                  -----------                        -----------
MULTILINE RETAIL  (1.0%)
         10,717                      10,717  Dillard's Inc.                           256,351                            256,351
        124,100                     124,100  Dollar General Corp.                   2,433,601                          2,433,601
         36,100                      36,100  Family Dollar Stores, Inc.               926,687                            926,687
         73,816                      73,816  Federated Department Stores, Inc.      4,978,889                          4,978,889
         15,000        13,500        28,500  J.C. Penney Co. Inc.                     746,400          671,760         1,418,160
         31,200         7,500        38,700  Kohl's Corp.(1)                        1,519,128          365,175         1,884,303
        702,500                     702,500  Lifestyle International                1,070,038                          1,070,038
                                             Holdings Ltd. ORD
         57,250                      57,250  Next plc ORD                           1,498,594                          1,498,594
         17,100                      17,100  Pantaloon Retail India Ltd. ORD          464,148                            464,148
          8,430                       8,430  Pinault-Printemps-Redoute ORD            834,934                            834,934
                        3,500         3,500  Ryohin Keikaku Co. Ltd.                                   160,427           160,427
          2,817                       2,817  Sears Holdings Corp.(1)                  413,254                            413,254
                        5,700         5,700  Sharper Image Corp.                                        75,753            75,753
         32,100        19,400        51,500  Target Corporation                     1,723,770        1,041,780         2,765,550
                       19,085        19,085  Woolworths Ltd.                                           232,430           232,430
                                                                                  -----------      -----------       -----------
                                                                                   16,865,794        2,547,325        19,413,119
                                                                                  -----------      -----------       -----------
OFFICE ELECTRONICS  (0.2%)
                        5,100         5,100  Canon, Inc.                                               279,193           279,193
                        3,920         3,920  Neopost SA                                                351,158           351,158
        168,107                     168,107  Xerox Corp.(1)                         2,281,212                          2,281,212
                        5,200         5,200  Zebra Technologies Corp. Cl A(1)                          221,936           221,936
                                                                                  -----------      -----------       -----------
                                                                                    2,281,212          852,287         3,133,499
                                                                                  -----------      -----------       -----------
OIL, GAS & CONSUMABLE FUELS  (4.0%)
         39,500                      39,500  Apache Corp.                           2,321,020                          2,321,020
                       24,535        24,535  Awilco Offshore ASA                                        86,133            86,133
        468,200                     468,200  Banpu Public Company Limited ORD       1,739,835                          1,739,835
        156,360        38,090       194,450  BG Group plc ORD                       1,184,534          289,313         1,473,847
         36,800         4,200        41,000  BP plc ADR                             2,215,360          252,840         2,468,200
        485,150        19,330       504,480  BP plc ORD                             4,859,300          194,117         5,053,417
        168,357                     168,357  Chevron Corp.                          9,054,238                          9,054,238
         44,156         6,100        50,256  ConocoPhillips                         4,761,783          657,824         5,419,607
                        9,160         9,160  EnCana Corp.                                              320,854           320,854
         11,450                      11,450  EnCana Corp. ORD                         397,252                            397,252
         68,690        11,480        80,170  ENI SpA ORD                            1,754,485          294,272         2,048,757
                       16,200        16,200  EOG Resources Inc.                                        808,218           808,218
        359,297        16,900       376,197  Exxon Mobil Corp.                     20,192,490          949,780        21,142,270
         30,719                      30,719  LUKOIL ORD                             1,073,629                          1,073,629
         10,246                      10,246  Marathon Oil Corp.                       496,829                            496,829
                        2,880         2,880  Neste Oil Oyj(1)                                           64,543            64,543
                        5,300         5,300  Newfield Exploration Company(1)                           203,785           203,785
         10,896                      10,896  Premcor Inc.                             739,512                            739,512
      2,670,500                   2,670,500  PT Bumi Resources Tbk ORD(1)             232,950                            232,950
         85,600                      85,600  Reliance Industries Ltd. ORD           1,047,135                          1,047,135
        109,500                     109,500  Royal Dutch Petroleum Co.              6,414,510                          6,414,510
                                             New York Shares
      1,108,000                   1,108,000  Sinopec Zhenhai Refining               1,068,158                          1,068,158
                                             & Chemical Co. Ltd. Cl H ORD
         50,648                      50,648  Sunoco, Inc.                           5,194,965                          5,194,965
         22,420           830        23,250  Total SA ORD                           4,951,408          183,959         5,135,367
         38,700                      38,700  Unocal Corp.                           2,205,513                          2,205,513
          1,417                       1,417  Valero Energy Corp.                       97,235                             97,235
                       19,965        19,965  Western Oil Sands Inc.(1)                                 306,284           306,284
                                                                                  -----------      -----------       -----------
                                                                                   72,002,141        4,611,922        76,614,063
                                                                                  -----------      -----------       -----------
PAPER & FOREST PRODUCTS  (0.4%)
         95,990                      95,990  Louisiana-Pacific Corp.                2,417,028                          2,417,028
         15,600                      15,600  MeadWestvaco Corp.                       447,408                            447,408
          3,412                       3,412  Potlatch Corp.                           176,366                            176,366
         61,099         6,900        67,999  Weyerhaeuser Co.                       3,919,501          442,635         4,362,136
                                                                                  -----------      -----------       -----------
                                                                                    6,960,303          442,635         7,402,938
                                                                                  -----------      -----------       -----------
PERSONAL PRODUCTS  (0.2%)
         12,237                      12,237  Alberto-Culver Company Cl B              542,466                            542,466
                       10,900        10,900  Avon Products, Inc.                                       433,166           433,166
         46,000                      46,000  Gillette Company (The)                 2,426,041                          2,426,041
                        8,630         8,630  Natura Cosmeticos SA                                      286,555           286,555
         28,000                      28,000  Shiseido Co., Ltd. ORD                   337,321                            337,321
                                                                                  -----------      -----------       -----------
                                                                                    3,305,828          719,721         4,025,549
                                                                                  -----------      -----------       -----------
PHARMACEUTICALS  (3.9%)

         48,900        14,200        63,100  Abbott Laboratories                    2,358,936          685,008         3,043,944
         64,000                      64,000  American Pharmaceutical                2,810,880                          2,810,880
                                             Partners Inc.(1)
                        9,700         9,700  Angiotech Pharmaceuticals, Inc.                           124,160           124,160
         59,000                      59,000  Astellas Pharma Inc. ORD               2,110,056                          2,110,056
         67,280                      67,280  AstraZeneca plc ORD                    2,855,742                          2,855,742
         98,000                      98,000  Bristol-Myers Squibb Co.(2)            2,485,280                          2,485,280
         38,900                      38,900  Eisai Co. Ltd. ORD                     1,319,495                          1,319,495
         29,700         5,500        35,200  Eli Lilly and Company                  1,731,510          320,650         2,052,160
          4,930                       4,930  Gedeon Richter Rt. ORD                   643,894                            643,894
        198,380                     198,380  GlaxoSmithKline plc ORD                4,904,366                          4,904,366
          4,008                       4,008  Hanmi Pharm Co. Ltd. ORD                 230,619                            230,619
                        8,900         8,900  Impax Laboratories, Inc.                                  145,960           145,960
        260,219        14,100       274,319  Johnson & Johnson                     17,460,695          946,110        18,406,805
         45,753                      45,753  King Pharmaceuticals, Inc.(1)            432,823                            432,823
         17,187                      17,187  Kos Pharmaceuticals, Inc.(1)             992,206                            992,206
        158,328                     158,328  Merck & Co., Inc.                      5,136,160                          5,136,160
          2,521                       2,521  Mylan Laboratories Inc.                   41,597                             41,597
                        5,100         5,100  Novartis AG ADR                                           249,033           249,033
        118,896                     118,896  Novartis AG ORD                        5,804,799                          5,804,799
         36,810                      36,810  Novo Nordisk AS Cl B ORD               1,892,717                          1,892,717
        231,721        27,600       259,321  Pfizer Inc.                            6,465,016          770,040         7,235,056
         31,141         2,630        33,771  Roche Holding AG ORD                   3,926,300          332,500         4,258,800
         13,070                      13,070  Sanofi-Aventis ORD                     1,178,713                          1,178,713
                        6,395         6,395  Schwarz Pharma AG                                         281,500           281,500
                        8,150         8,150  Stada Arzneimittel AG                                     252,587           252,587
         38,653                      38,653  Taro Pharmaceutical Industries Ltd.(1) 1,264,340                          1,264,340
                       16,300        16,300  Teva Pharmaceutical                                       543,931           543,931
                                             Industries Ltd. ADR
         41,800                      41,800  Watson Pharmaceuticals, Inc.(1)        1,256,508                          1,256,508
         30,300                      30,300  Wyeth                                  1,314,111                          1,314,111
         43,340                      43,340  Zentiva N.V. ORD(1)                    1,449,175                          1,449,175
                                                                                  -----------      -----------       -----------
                                                                                   70,065,938        4,651,479        74,717,417
                                                                                  -----------      -----------       -----------
REAL ESTATE  (0.3%)
      2,244,700                   2,244,700  Amata Corp. plc ORD                      629,742                            629,742
         22,600                      22,600  Equity Office Properties Trust           734,274                            734,274
         20,100                      20,100  General Growth Properties, Inc.          782,493                            782,493
          3,609                       3,609  Jones Lang LaSalle Inc.(1)               153,058                            153,058
         12,600                      12,600  Public Storage Inc.                      757,638                            757,638
         11,300                      11,300  Simon Property Group, Inc.               776,536                            776,536
         32,759                      32,759  Taubman Centers Inc.                   1,039,770                          1,039,770
                       10,400        10,400  Trammell Crow Co.(1)                                      234,520           234,520
         16,803                      16,803  Trizec Properties Inc.                   327,827                            327,827
          9,800                       9,800  Vornado Realty Trust                     771,260                            771,260
                                                                                  -----------      -----------       -----------
                                                                                    5,972,598          234,520         6,207,118
                                                                                  -----------      -----------       -----------
ROAD & RAIL  (0.3%)
            649        10,500        11,149  Burlington Northern Santa Fe Corp.        32,074          518,910           550,984
                        4,835         4,835  Canadian National Railway Co.                             298,084           298,084
            330                         330  East Japan Railway Company ORD         1,639,506                          1,639,506
                        6,500         6,500  J.B. Hunt Transport Services, Inc.                        130,520           130,520
                       25,000        25,000  Kamigumi Co. Ltd.                                         188,123           188,123
                       14,930        14,930  Knight Transportation Inc.                                365,039           365,039
                           50            50  RailAmerica, Inc. Warrants                                  2,875             2,875
         36,809                      36,809  Union Pacific Corp.                    2,464,730                          2,464,730
                                                                                  -----------      -----------       -----------
                                                                                    4,136,310        1,503,551         5,639,861
                                                                                  -----------      -----------       -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  (1.9%)
                       14,800        14,800  Advanced Micro Devices, Inc.(1)                           242,720           242,720
         22,500        12,100        34,600  Altera Corp.(1)                          499,275          268,499           767,774
        132,500                     132,500  Applied Materials, Inc.                2,174,325                          2,174,325
                       24,400        24,400  ASML Holding N.V. New York Shares(1)                      393,328           393,328
                           35            35  Axell Corp.                                               148,411           148,411
         48,900        11,300        60,200  Broadcom Corp. Cl A(1)                 1,735,461          401,037         2,136,498
                        8,300         8,300  Cree, Inc.(1)                                             249,332           249,332
                       11,600        11,600  Genesis Microchip Inc.(1)                                 191,980           191,980
         69,930                      69,930  Hynix Semiconductor Inc. ORD(1)        1,103,063                          1,103,063
                       13,200        13,200  Integrated Circuit Systems, Inc.(1)                       279,708           279,708
        549,485        27,300       576,785  Intel Corp.                           14,797,631          735,188        15,532,819
                       14,560        14,560  Jusung Engineering Co. Ltd.                               199,235           199,235
      1,719,000                   1,719,000  King Yuan Electronics Co. Ltd. ORD     1,567,461                          1,567,461
                        5,800         5,800  KLA-Tencor Corp.                                          263,378           263,378
                       10,900        10,900  Lam Research Corp.(1)                                     334,412           334,412
         40,300                      40,300  Linear Technology Corp.                1,510,041                          1,510,041
                       11,900        11,900  Microchip Technology Inc.                                 352,716           352,716
         65,468                      65,468  Microsemi Corporation(1)               1,350,605                          1,350,605
         67,200        24,700        91,900  National Semiconductor Corp.           1,352,064          496,964         1,849,028
         28,400                      28,400  NVIDIA Corp.(1)                          772,196                            772,196
         19,548                      19,548  OmniVision Technologies, Inc.(1)         309,249                            309,249
         34,200                      34,200  Photronics Inc.(1)                       787,626                            787,626
          1,850                       1,850  Samsung Electronics ORD                  897,470                            897,470
                        7,800         7,800  Semtech Corp.                                             142,272           142,272
                       36,478        36,478  Taiwan Semiconductor                                      335,962           335,962
                                             Manufacturing Co. Ltd. ADR
        841,000                     841,000  Taiwan Semiconductor                   1,525,678                          1,525,678
                                             Manufacturing Co. Ltd. ORD
                        5,800         5,800  Tessera Technologies Inc.(1)                              170,752           170,752
                       16,200        16,200  Texas Instruments Inc.                                    447,768           447,768
         31,294                      31,294  Trident Microsystems, Inc.(1)            662,807                            662,807
                                                                                  -----------      -----------       -----------
                                                                                   31,044,952        5,653,662        36,698,614
                                                                                  -----------      -----------       -----------
SOFTWARE  (1.6%)

                       19,233        19,233  Activision, Inc.(1)                                       303,112           303,112
                       19,500        19,500  Amdocs Ltd.(1)                                            531,375           531,375
         31,278                      31,278  Autodesk, Inc.                         1,237,983                          1,237,983
         47,800                      47,800  Cerner Corporation(1)                  3,123,730                          3,123,730
         45,900                      45,900  Citrix Systems, Inc.(1)                1,154,844                          1,154,844
                        7,000         7,000  Cognos, Inc.(1)                                           264,320           264,320
          6,300                       6,300  Electronic Arts Inc.(1)                  331,002                            331,002
         33,546                      33,546  Internet Security Systems(1)             744,721                            744,721
         19,438                      19,438  Intuit Inc.(1)                           840,110                            840,110
                        4,600         4,600  Kronos Inc.(1)                                            207,736           207,736
         74,691                      74,691  McAfee Inc.(1)                         2,142,138                          2,142,138
         17,800                      17,800  Micros Systems, Inc.(1)                  800,644                            800,644
        388,000        58,300       446,300  Microsoft Corporation                 10,010,401        1,504,140        11,514,541
                        4,800         4,800  NAVTEQ Corp.(1)                                           183,120           183,120
        124,742        31,400       156,142  Oracle Corp.(1)                        1,599,192          402,548         2,001,740
        148,152                     148,152  Parametric Technology Corp.(1)           891,875                            891,875
         37,329                      37,329  RADWARE Ltd.(1)                          834,303                            834,303
         45,950                      45,950  Reynolds & Reynolds Co. Cl A           1,253,976                          1,253,976
         26,767                      26,767  Softbank SA ORD(1)                       195,846                            195,846
                        2,500         2,500  Sonic Solutions                                            38,200            38,200
                        7,100         7,100  Square Enix Co. Ltd.                                      205,539           205,539
         15,541                      15,541  Symantec Corp.(1)                        351,382                            351,382
         70,300                      70,300  Synopsys, Inc.(1)                      1,270,321                          1,270,321
                        4,100         4,100  THQ Inc.(1)                                               114,349           114,349
                        4,600         4,600  Verint Systems Inc.                                       161,000           161,000
                                                                                  -----------      -----------       -----------
                                                                                   26,782,468        3,915,439        30,697,907
                                                                                  -----------      -----------       -----------
SPECIALTY RETAIL  (1.9%)
         27,300                      27,300  Abercrombie & Fitch Co.                1,565,109                          1,565,109
         25,645                      25,645  Advance Auto Parts, Inc.(1)            1,519,979                          1,519,979
         64,138                      64,138  American Eagle Outfitters, Inc.        1,815,105                          1,815,105
         35,100        10,825        45,925  AnnTaylor Stores Corporation(1)          904,176          278,852         1,183,028
         12,767                      12,767  Barnes & Noble Inc.(1)                   483,231                            483,231
         21,600                      21,600  Bebe Stores Inc.                         831,816                            831,816
                        6,500         6,500  Bed Bath & Beyond Inc.(1)                                 264,225           264,225
                        5,100         5,100  Best Buy Co., Inc.                                        277,593           277,593
          9,905                       9,905  Children's Place Retail                  462,663                            462,663
                                             Stores, Inc. (The)(1)
         54,683                      54,683  Ellerine Holdings Ltd. ORD               400,972                            400,972
                       58,500        58,500  Esprit Holdings Limited                                   419,238           419,238
         83,200                      83,200  Gap, Inc. (The)                        1,747,200                          1,747,200
         22,000         5,500        27,500  Hibbett Sporting Goods Inc.(1)           772,640          193,160           965,800
        129,860                     129,860  Home Depot, Inc.                       5,109,991                          5,109,991
                        8,700         8,700  Lowe's Companies, Inc.                                    497,727           497,727
         46,300                      46,300  Men's Wearhouse, Inc. (The)(1)         2,378,431                          2,378,431
        141,605        16,700       158,305  Michaels Stores, Inc.                  5,962,986          703,237         6,666,223
         13,600        18,400        32,000  O'Reilly Automotive Inc.(1)              755,480        1,022,120         1,777,600
         40,494                      40,494  Payless ShoeSource, Inc.(1)              681,514                            681,514
         68,183                      68,183  Rent-A-Center Inc.(1)                  1,613,210                          1,613,210
          5,959                       5,959  Ross Stores, Inc.                        167,925                            167,925
         14,859                      14,859  Sherwin-Williams Co.                     660,483                            660,483
                       99,020        99,020  Signet Group plc                                          185,432           185,432
                       23,550        23,550  Staples, Inc.                                             507,032           507,032
                        6,300         6,300  Talbots Inc.                                              186,795           186,795
         32,000                      32,000  Urban Outfitters Inc.(1)               1,706,880                          1,706,880
                        1,360         1,360  USS Co. Ltd.                                               86,313            86,313
          5,400                       5,400  Williams-Sonoma, Inc.(1)                 212,382                            212,382
         32,700                      32,700  Yamada Denki Co Ltd. ORD               1,784,349                         1,784,349
                                                                                  -----------      -----------       -----------
                                                                                   31,536,522        4,621,724        36,158,246
                                                                                  -----------      -----------       -----------
TEXTILES, APPAREL & LUXURY GOODS  (0.5%)
          5,210                       5,210  Adidas-Salomon AG ORD                    865,687                            865,687
                        9,000         9,000  Coach Inc.(1)                                             261,360           261,360
         41,070                      41,070  Compagnie Financiere                   1,250,128                          1,250,128
                                             Richemont AG A Shares ORD
      3,138,000                   3,138,000  I.T Ltd. ORD(1)                          806,710                            806,710
         47,143         5,600        52,743  Jones Apparel Group, Inc.              1,504,333          178,696         1,683,029
         28,700                      28,700  Liz Claiborne, Inc.                    1,077,685                          1,077,685
         13,500         5,900        19,400  NIKE, Inc. Cl B                        1,109,700          484,979         1,594,679
                        1,340         1,340  Puma AG Rudolf Dassler Sport                              340,675           340,675
         21,300                      21,300  Reebok International Ltd.                867,123                            867,123
                        1,810         1,810  Swatch Group AG B Shares                                  239,880           239,880
         19,900                      19,900  VF Corp.                               1,122,957                          1,122,957
                                                                                  -----------      -----------       -----------
                                                                                    8,604,323        1,505,590        10,109,913
                                                                                  -----------      -----------       -----------
THRIFTS & MORTGAGE FINANCE  (1.5%)
                        7,300         7,300  BankAtlantic Bancorp, Inc. Cl A                           129,502           129,502
            659                         659  Corus Bankshares Inc.                     33,820                             33,820
        140,670                     140,670  Countrywide Financial Corporation      5,228,704                          5,228,704
         18,669                      18,669  Downey Financial Corp.                 1,400,548                          1,400,548
         21,100                      21,100  Fannie Mae                             1,249,964                          1,249,964
        123,400         3,600       127,000  Freddie Mac                            8,025,936          234,144         8,260,080
         74,714                      74,714  Golden West Financial Corp.            4,678,591                          4,678,591
                        4,720         4,720  Hypo Real Estate Holding AG                               186,963           186,963
         53,000                      53,000  MGIC Investment Corp.                  3,251,020                          3,251,020
        100,781                     100,781  Washington Mutual, Inc.                4,162,255                          4,162,255
                                                                                  -----------      -----------       -----------
                                                                                   28,030,838          550,609        28,581,447
                                                                                  -----------      -----------       -----------
TOBACCO  (0.2%)
         38,300        16,100        54,400  Altria Group Inc.                      2,571,462        1,080,954         3,652,416
                       27,525        27,525  Swedish Match AB                                          316,901           316,901
                                                                                  -----------      -----------       -----------
                                                                                    2,571,462        1,397,855         3,969,317
                                                                                  -----------      -----------       -----------
TRADING COMPANIES & DISTRIBUTORS  (0.1%)
         16,900                      16,900  Grainger (W.W.), Inc.                    919,191                            919,191
         56,490        11,325        67,815  Wolseley plc ORD                       1,157,288          232,618         1,389,906
                                                                                  -----------      -----------       -----------
                                                                                    2,076,479          232,618         2,309,097
                                                                                  -----------      -----------       -----------
TRANSPORTATION INFRASTRUCTURE  (0.3%)
        160,840                     160,840  BAA plc ORD                            1,820,034                          1,820,034
         83,795                      83,795  Cintra Concesiones de Infraestructuras   913,441                            913,441
                                             de Transporte SA ORD
        642,000                     642,000  Cosco Pacific Limited ORD              1,246,081                          1,246,081
                        4,589         4,589  Fraport AG Frankfurt                                      190,953           190,953
                                             Airport Services Worldwide
        637,730                     637,730  Macquarie Infrastructure Group ORD     1,874,718                          1,874,718
                                                                                  -----------      -----------       -----------
                                                                                    5,854,274          190,953         6,045,227
                                                                                  -----------      -----------       -----------
WIRELESS TELECOMMUNICATION SERVICES  (0.8%)
         35,960                      35,960  America Movil SA de CV Series L ADR    2,038,213                          2,038,213
                          100           100  American Tower Corp. Warrants                               2,539             2,539
        467,000                     467,000  Digi.Com Bhd ORD(1)                      639,053                            639,053
                           50            50  Horizon PCS Inc. Warrants(4)                                    1                 1
            210                         210  KDDI Corp. ORD                           963,960                            963,960
         32,317                      32,317  Mobile TeleSystems ADR                 1,134,327                          1,134,327
                        3,680         3,680  Mobistar SA(1)                                            295,352           295,352
         23,919                      23,919  Nextel Communications, Inc.(1)           721,875                            721,875
         61,198                      61,198  NII Holdings, Inc.(1)                  3,647,401                          3,647,401
          9,117                       9,117  Orascom Telecom Holding SAE ORD          804,011                            804,011
                        5,280         5,280  Rogers Communications Inc. Cl B                           159,897           159,897
         27,145                      27,145  Turkcell Iletisim Hizmet ADR             435,949                            435,949
         53,047                      53,047  Vodafone Egypt                           714,006                            714,006
                                             Telecommunications SAE ORD
                       18,500        18,500  Vodafone Group plc ADR                                    465,829           465,829
      1,567,020        68,205     1,635,225  Vodafone Group plc ORD                 3,952,333          172,477         4,124,810
                                                                                  -----------      -----------       -----------
                                                                                   15,051,128        1,096,095        16,147,223
                                                                                  -----------      -----------       -----------
Total COMMON STOCKS AND WARRANTS (Combined Cost $1,040,344,092)                 1,089,688,837      110,815,231     1,200,504,068
                                                                                  -----------      -----------       -----------
PREFERRED STOCKS  (0.1%)

AUTOMOBILES(3)

                          360           360  Porsche AG                                                251,593           251,593
                                                                                                   -----------       -----------
DIVERSIFIED FINANCIAL SERVICES(3)
         30,594                      30,594  Bradespar SA ORD                         518,243                            518,243
                                                                                  -----------                        -----------
ELECTRIC UTILITIES  (0.1%)
     36,500,000                  36,500,000  Cia Energetica de Minas Gerais ORD     1,106,672                          1,106,672
                        1,600         1,600  Southern California Edison Co.                            162,688           162,688
                                                                                  -----------      -----------       -----------
                                                                                    1,106,672          162,688         1,269,360
                                                                                  -----------      -----------       -----------
WIRELESS TELECOMMUNICATION SERVICES(3)
         57,316                      57,316  Tim Participacoes SA ADR                 902,727                            902,727
                                                                                  -----------      -----------       -----------
Total PREFERRED STOCKS (Combined Cost $2,750,229)                                   2,527,642          414,281         2,941,923
                                                                                  -----------      -----------       -----------
PURCHASED PUT OPTIONS(3)

CONTRACTS  (0.1%)
            470                         470  Bristol-Myers Squibb Co., strike at        3,525                              3,525
                                             $22.50, expires 6/18/05              -----------                        -----------
Total PURCHASED PUT OPTIONS (Combined Cost $82,799)                                     3,525                              3,525
                                                                                  -----------                        -----------
CORPORATE BONDS  (9.3%)

AEROSPACE & DEFENSE  (0.2%)
                      254,000       254,000  Boeing Capital Corp., 4.75%, 08/25/08                     258,545           258,545
                      305,000       305,000  General Dynamics Corp.,                                   295,508           295,508
                                             3.00%, 05/15/08
                      130,000       130,000  L-3 Communications Corp.,                                 125,450           125,450
                                             5.875%, 01/15/15
                      130,000       130,000  Lockheed Martin Corp.,                                    185,080           185,080
                                             8.50%, 12/01/29
                      315,000       315,000  Raytheon Company, 5.50%, 11/15/12                         334,102           334,102
      1,440,000                   1,440,000  United Technologies Corp.,             1,449,437                          1,449,437
                                             4.375%, 05/01/10
        720,000                     720,000  United Technologies Corp.,               743,450                            743,450
                                             5.40%, 05/01/35                      -----------      -----------       -----------
                                                                                    2,192,887        1,198,685         3,391,572
                                                                                  -----------      -----------       -----------
AUTO COMPONENTS(3)
                      100,000       100,000  Affinia Group Inc., 9.00%, 11/30/14(4)                     82,000            82,000
                      100,000       100,000  Dana Corp., 5.85%, 01/15/15(4)                             85,000            85,000
                       92,000        92,000  HLI Operating Company, Inc.,                               89,240            89,240
                                             10.50%, 06/15/10
                       75,000        75,000  Metaldyne Corp., 10.00%, 11/01/13(4)                       63,000            63,000
                      170,000       170,000  Stanadyne Corp., VRN, 0.00%,                               96,050            96,050
                                             02/15/15(4)(5)
                       65,000        65,000  Visteon Corp., 8.25%, 08/01/10                             60,125            60,125
                                                                                                   -----------       -----------
                                                                                                       475,415           475,415
                                                                                                   -----------       -----------
AUTOMOBILES(3)
                      195,000       195,000  Ford Motor Co., 7.45%, 07/16/31                           163,073           163,073
                       50,000        50,000  General Motors Corp., 8.38%, 07/15/33                      38,304            38,304
                                                                                                   -----------       -----------
                                                                                                       201,377           201,377
                                                                                                   -----------       -----------
BEVERAGES  (0.1%)
                       57,000        57,000  Anheuser-Busch Companies, Inc.,                            67,548            67,548
                                             7.50%, 03/15/12
                      280,000       280,000  Anheuser-Busch Companies, Inc.,                           293,344           293,344
                                             7.00%, 12/01/25
                      250,000       250,000  Coca-Cola Enterprises Inc.,                               253,519           253,519
                                             5.38%, 08/15/06
                      150,000       150,000  Coca-Cola Enterprises Inc.,                               153,352           153,352
                                             5.25%, 05/15/07
        480,000       230,000       710,000  Diageo Capital plc, 4.375%, 05/03/10     481,100          230,275           711,375
        950,000                     950,000  Miller Brewing Co., 4.25%, 08/15/08      945,268                            945,268
                                             (Acquired 8/6/03-1/6/04,
                                             Cost $952,637)(4)
                      150,000       150,000  PepsiAmericas, Inc., 4.88%, 01/15/15                      151,598           151,598
                                                                                  -----------      -----------       -----------
                                                                                    1,426,368        1,149,636         2,576,004
                                                                                  -----------      -----------       -----------
BUILDING PRODUCTS  (0.1%)
                      124,000       124,000  Ames True Temper, Inc.,                                    98,890            98,890
                                             10.00%, 07/15/12
                      123,000       123,000  Goodman Global Holdings, Inc.,                            110,700           110,700
                                             7.88%, 12/15/12(4)
        500,000                     500,000  MAAX Corp., 9.75%, 06/15/12              453,750                            453,750
        375,000       100,000       475,000  Nortek Inc., 8.50%, 09/01/14             337,500           89,500           427,000
                      124,000       124,000  Ply Gem Industries, Inc.,                                  97,960            97,960
                                             9.00%, 02/15/12                      -----------      -----------       -----------
                                                                                      791,250          397,050         1,188,300
                                                                                  -----------      -----------       -----------
CAPITAL MARKETS  (0.4%)
                       80,000        80,000  Credit Suisse First Boston USA Inc.,                       81,015            81,015
                                             4.70%, 06/01/09
        900,000                     900,000  Credit Suisse First Boston               902,874                            902,874
                                             USA Inc., VRN, 3.33%, 06/19/05,
                                             resets quarterly off the 3-month
                                             LIBOR plus 0.28% with no caps
      1,900,000                   1,900,000  Goldman Sachs Group, Inc. (The),       1,957,737                          1,957,737
                                             5.25%, 10/15/13
                      350,000       350,000  Goldman Sachs Group, Inc. (The),                          357,271           357,271
                                             5.15%, 01/15/14
                       95,000        95,000  Goldman Sachs Group, Inc. (The),                           96,626            96,626
                                             5.13%, 01/15/15
                       75,000        75,000  LaBranche & Co. Inc., 9.50%, 05/15/09                      78,000            78,000
                       63,000        63,000  LaBranche & Co. Inc., 11.00%, 05/15/12                     67,725            67,725
                      335,000       335,000  Lehman Brothers Holdings Inc.,                            332,548           332,548
                                             4.25%, 01/27/10
      1,100,000                   1,100,000  Merrill Lynch & Co., Inc.,             1,079,257                          1,079,257
                                             2.07%, 06/12/06
        880,000                     880,000  Merrill Lynch & Co. Inc.,                876,076                            876,076
                                             4.25%, 02/08/10
        430,000                     430,000  Morgan Stanley, 4.00%, 01/15/10          421,572                            421,572
        500,000                     500,000  Morgan Stanley, 4.25%, 05/15/10          496,494                            496,494
                      350,000       350,000  Morgan Stanley, 5.30%, 03/01/13                           361,240           361,240
        250,000       150,000       400,000  Refco Finance Holdings LLC,              262,500          156,750           419,250
                                             9.00%, 08/01/12                      -----------      -----------       -----------
                                                                                    5,996,510        1,531,175         7,527,685
                                                                                  -----------      -----------       -----------
CHEMICALS  (0.1%)
                      150,000       150,000  Equistar Chemicals L.P.,                                  157,875           157,875
                                             8.75%, 02/15/09
        199,000                     199,000  Huntsman ICI Chemicals,                  207,458                            207,458
                                             10.125%, 07/01/09
                       49,000        49,000  Huntsman LLC, 12.00%, 07/15/12(4)                          56,350            56,350
         46,000                      46,000  IMC Global Inc., 10.875%, 06/01/08        51,520                             51,520
        550,000                     550,000  Lyondell Chemical Co.,                   587,125                            587,125
                                             9.50%, 12/15/08
         46,000                      46,000  Millennium America Inc.,                  49,795                             49,795
                                             9.25%, 06/15/08
                      100,000       100,000  Rockwood Specialties Group, Inc.,                         107,000           107,000
                                             10.63%, 05/15/11                     -----------      -----------       -----------
                                                                                      895,898          321,225         1,217,123
                                                                                  -----------      -----------       -----------
COMMERCIAL BANKS  (0.6%)
        480,000                     480,000  AmSouth Bancorp., 5.20%, 04/01/15        497,915                            497,915
      2,300,000                   2,300,000  Bank of America Corp.,                 2,308,852                          2,308,852
                                             4.375%, 12/01/10
                       66,000        66,000  Bank of America Corp.,                                     75,427            75,427
                                             7.40%, 01/15/11
                      250,000       250,000  Bank One Corp., 5.25%, 01/30/13                           258,425           258,425
                      130,000       130,000  BellSouth Corp., 6.55%, 06/15/34                          146,253           146,253
                      150,000       150,000  Compass Bank, 5.50%, 04/01/20                             155,695           155,695
                      199,000       199,000  National Australia Bank Ltd.,                             203,270           203,270
                                             4.80%, 04/06/10(4)
                       70,000        70,000  PNC Bank N.A., 5.25%, 01/15/17                             72,082            72,082
                       95,000        95,000  Rabobank Capital Funding II,                               97,136            97,136
                                             5.26%, 12/31/13(4)
      1,100,000                   1,100,000  SouthTrust Corp., 5.80%, 06/15/14      1,179,256                          1,179,256
                      170,000       170,000  U.S. Bank N.A., 4.95%, 10/30/14                           174,301           174,301
                      350,000       350,000  UnionBanCal Corp., 5.25%, 12/16/13                        360,177           360,177
      1,100,000       150,000     1,250,000  Wachovia Bank N.A.,                    1,111,647          151,304         1,262,951
                                             4.80%, 11/01/14
      1,720,000       100,000     1,820,000  Wachovia Bank N.A.,                    1,748,167          101,443         1,849,610
                                             4.875%, 02/01/15
      1,500,000       250,000     1,750,000  Wells Fargo & Co., 4.20%, 01/15/10     1,495,515          248,994         1,744,509
        720,000                     720,000  Wells Fargo Bank N.A.,                   725,872                            725,872
                                             4.75%, 02/09/15                      -----------      -----------       -----------
                                                                                    9,067,224        2,044,507        11,111,731
                                                                                  -----------      -----------       -----------
COMMERCIAL SERVICES & SUPPLIES  (0.2%)
        400,000                     400,000  Allied Waste North America, Inc.,        384,000                            384,000
                                             6.375%, 04/15/11
                      176,000       176,000  Allied Waste North America, Inc.,                         169,840           169,840
                                             7.25%, 03/15/15(4)
        325,000                     325,000  Casella Waste Systems Inc.,              349,375                            349,375
                                             9.75%, 02/01/13
        475,000                     475,000  Cenveo Corp., 7.875%, 12/01/13           452,438                            452,438
        250,000       151,000       401,000  Corrections Corp. of America,            243,125          146,092           389,217
                                             6.25%, 03/15/13 (Acquired 3/8/05,
                                             Cost $401,000)(4)
                       75,000        75,000  Dollar Financial Group,                                    78,750            78,750
                                             9.75%, 11/15/11
                       65,000        65,000  New Skies Satellites NV,                                   64,350            64,350
                                             9.125%, 11/01/12(4)
        450,000                     450,000  R.R. Donnelley & Sons Company,           435,488                            435,488
                                             3.75%, 04/01/09
        720,000                     720,000  R.R. Donnelley & Sons Company,           720,780                            720,780
                                             4.95%, 05/15/10 (Acquired 5/18/05-
                                             5/19/05, Cost $718,284)(4)
        890,000                     890,000  Waste Management, Inc.,                1,021,838                          1,021,838
                                             7.00%, 07/15/28                      -----------      -----------       -----------
                                                                                    3,607,044          459,032         4,066,076
                                                                                  -----------      -----------       -----------
COMMUNICATIONS EQUIPMENT(3)
                       75,000        75,000  Coleman Cable, Inc., 9.875%,                               65,250            65,250
                                             10/01/12(4)
        300,000                     300,000  Lucent Technologies Inc.,                307,500                            307,500
                                             7.25%, 07/15/06
        375,000                     375,000  Lucent Technologies Inc.,                326,250                            326,250
                                             6.45%, 03/15/29
                      107,000       107,000  Superior Essex Communications LLC/                        107,535           107,535
                                             Essex Group Inc., 9.00%, 04/15/12    -----------      -----------       -----------
                                                                                      633,750          172,785           806,535
                                                                                  -----------      -----------       -----------
COMPUTERS & PERIPHERALS(3)
        500,000                     500,000  Xerox Corp., 6.75%, 08/15/11             531,250                            531,250
                       50,000        50,000  Xerox Corp., 7.20%, 04/01/16                               53,750            53,750
                                                                                  -----------      -----------       -----------
                                                                                      531,250           53,750           585,000
                                                                                  -----------      -----------       -----------
CONSTRUCTION MATERIALS(3)
        300,000                     300,000  ACIH Inc., VRN, 0.00%, 12/15/07,         187,500                            187,500
                                             (Acquired 12/21/04,
                                             Cost $215,373)(4)(5)
        275,000                     275,000  Associated Materials Inc.,               284,625                            284,625
                                             9.75%, 04/15/12                      -----------                        -----------
                                                                                      472,125                            472,125
                                                                                  -----------                        -----------
CONSUMER FINANCE  (0.1%)
        650,000                     650,000  American Express Centurion Bank,         654,239                            654,239
                                             4.375%, 07/30/09
      1,090,000                   1,090,000  Capital One Financial Corp.,           1,075,806                          1,075,806
                                             4.80%, 02/21/12
                      245,000       245,000  SLM Corporation, 4.00%, 01/15/10                          241,698           241,698
                                                                                  -----------      -----------       -----------
                                                                                    1,730,045          241,698         1,971,743
                                                                                  -----------      -----------       -----------
CONTAINERS & PACKAGING  (0.1%)
                      110,000       110,000  Anchor Glass Container Corp.,                              88,550            88,550
                                             11.00%, 02/15/13(6)
      1,125,000                   1,125,000  Ball Corp., 7.75%, 08/01/06            1,170,000                          1,170,000
        250,000                     250,000  Ball Corp., 6.875%, 12/15/12             263,438                            263,438
                       70,000        70,000  BCP Crystal US Holdings Corp.,                             78,575            78,575
                                             9.63%, 06/15/14
        250,000                     250,000  Graham Packaging Co. Inc., 8.50%,        252,500                            252,500
                                             10/15/12 (Acquired 9/30/04, Cost
                                             $254,063)(4)
        400,000       145,000       545,000  Graham Packaging Co. Inc., 9.875%,       399,000          143,913           542,913
                                             10/15/14 (Acquired 9/29/04, Cost
                                             $557,679)(4)
                       75,000        75,000  Owens-Brockway Glass Container Inc.,                       79,875            79,875
                                             7.75%, 05/15/11
                       71,000        71,000  Owens-Brockway Glass Container Inc.,                       71,710            71,710
                                             6.75%, 12/01/14
                      110,000       110,000  Pliant Corp., 11.13%, 09/01/09                            106,150           106,150
                                                                                  -----------      -----------       -----------
                                                                                    2,084,938          568,773         2,653,711
                                                                                  -----------      -----------       -----------
DISTRIBUTORS(3)
        375,000       115,000       490,000  Amscan Holdings Inc.,                    350,625          106,950           457,575
                                             8.75%, 05/01/14
                       52,000        52,000  Buhrmann US Inc., 7.875%,                                  49,400            49,400
                                             03/01/15(4)                          -----------      -----------       -----------
                                                                                      350,625          156,350           506,975
                                                                                  -----------      -----------       -----------
DIVERSIFIED  (0.4%)
      3,715,346                   3,715,346  Lehman Brothers TRAINSSM,              3,945,096                          3,945,096
                                             Series 2004-1, 8.21%, 08/01/15,
                                             (Acquired 5/18/04,
                                             Cost $3,743,211)(4)
      2,730,000                   2,730,000  Morgan Stanley TRACERSSM, 7.71%,       3,320,021                          3,320,021
                                             03/01/32 (Acquired 3/15/02-8/28/02,
                                             Cost $2,885,524)(4)
                       50,000        50,000  Stena AB, 9.63%, 12/01/12                                  54,625            54,625
                       90,000        90,000  Stena AB, 7.50%, 11/01/13                                  87,975            87,975
                                                                                  -----------      -----------       -----------
                                                                                    7,265,117          142,600         7,407,717
                                                                                  -----------      -----------       -----------
DIVERSIFIED CONSUMER SERVICES(3)
                      113,000       113,000  Coinmach Corp., 9.00%, 02/01/10                           115,825           115,825
                      100,000       100,000  Knowledge Learning Center,                                 94,000            94,000
                                             7.75%, 02/01/15(4)
                       50,000        50,000  Rural/Metro Corp., 9.88%, 03/15/15(4)                      47,000            47,000
                                                                                                   -----------       -----------
                                                                                                       256,825           256,825
                                                                                                   -----------       -----------
DIVERSIFIED FINANCIAL SERVICES  (1.0%)
      1,000,000                   1,000,000  American General Finance Corp.,        1,004,410                          1,004,410
                                             Series 2002 H, 4.50%, 11/15/07
                      260,000       260,000  Chuo Mitsui Trust & Banking Co.                           248,566           248,566
                                             Ltd. (The), 5.51%, 04/15/05(4)
        960,000                     960,000  CIT Group Inc., 4.25%, 02/01/10          951,319                            951,319
        910,000                     910,000  CIT Group Inc., 5.125%, 09/30/14         922,734                            922,734
                      160,000       160,000  Citigroup Inc., 4.25%, 07/29/09                           160,191           160,191
      4,196,000                   4,196,000  Citigroup Inc., 5.00%, 09/15/14        4,285,944                          4,285,944
        530,000                     530,000  Ford Motor Credit Co.,                   531,065                            531,065
                                             6.50%, 01/25/07
      1,900,000       155,000     2,055,000  Ford Motor Credit Co.,                 1,839,585          149,934         1,989,519
                                             7.375%, 10/28/09
                      100,000       100,000  Ford Motor Credit Co.,                                     90,975            90,975
                                             5.70%, 01/15/10
        890,000                     890,000  Ford Motor Credit Co.,                   841,928                            841,928
                                             7.25%, 10/25/11
                       75,000        75,000  Ford Motor Credit Co.,                                     69,860            69,860
                                             7.00%, 10/01/13
        740,000                     740,000  General Electric Capital Corp.,          737,472                            737,472
                                             4.25%, 12/01/10
      1,000,000                   1,000,000  General Motors Acceptance Corp.,         978,523                            978,523
                                             6.125%, 08/28/07
                      200,000       200,000  General Motors Acceptance Corp.,                          180,634           180,634
                                             5.625%, 05/15/09
                       35,000        35,000  General Motors Acceptance Corp.,                           29,686            29,686
                                             6.75%, 12/01/14
                      255,000       255,000  General Motors Acceptance Corp.,                          213,313           213,313
                                             8.00%, 11/01/31
      1,500,000       195,000     1,695,000  HSBC Finance Corp.,                    1,481,946          192,459         1,674,405
                                             4.125%, 11/16/09
        715,000                     715,000  HSBC Finance Corp.,                      723,576                            723,576
                                             4.75%, 04/15/10
                      260,000       260,000  International Lease Finance Corp.,                        258,570           258,570
                                             4.75%, 01/13/12
      1,150,000                   1,150,000  J.P. Morgan Chase & Co.,               1,275,825                          1,275,825
                                             6.75%, 02/01/11
                      350,000       350,000  Textron Financial Corp.,                                  343,187           343,187
                                             2.75%, 06/01/06                      -----------      -----------       -----------
                                                                                   15,574,327        1,937,375        17,511,702
                                                                                  -----------      -----------       -----------
DIVERSIFIED TELECOMMUNICATION SERVICES  (0.7%)
                      100,000       100,000  Alltel Corp., 4.66%, 05/17/07                             100,855           100,855
        587,000                     587,000  AT&T Corp., 9.05%, 11/15/11              677,251                            677,251
        880,000                     880,000  BellSouth Corp., 5.20%, 12/15/16         896,737                            896,737
      1,000,000                   1,000,000  British Telecommunications plc,        1,052,177                          1,052,177
                                             7.00%, 05/23/07
                      126,000       126,000  Citizens Communications Company,                          128,520           128,520
                                             9.00%, 08/15/31
      1,390,000                   1,390,000  Deutsche Telekom International         1,621,705                          1,621,705
                                             Finance BV, 8.50%, 06/15/10
        400,000                     400,000  Deutsche Telekom International           413,588                            413,588
                                             Finance BV, 5.25%, 07/22/13
        400,000       255,000       655,000  France Telecom SA, 8.00%, 03/01/11       465,867          296,642           762,509
                       50,000        50,000  GCI, Inc., 7.25%, 02/15/14                                 46,750            46,750
        250,000        97,000       347,000  Intelsat Bermuda Ltd., 8.25%, 01/15/13   255,625           98,698           354,323
                                             (Acquired 1/24/05, Cost $347,000)(4)
        500,000        86,000       586,000  Intelsat Bermuda Ltd., 8.625%, 01/15/15  515,625           88,258           603,883
                                             (Acquired 1/24/05, Cost $588,878)(4)
        125,000                     125,000  Intelsat Ltd., 6.50%, 11/01/13            99,375                             99,375
        350,000        95,000       445,000  MCI Inc., 8.74%, 05/01/14                392,875          106,400           499,275
        350,000                     350,000  Qwest Capital Funding Inc.,              356,125                            356,125
                                             7.75%, 08/15/06
                       25,000        25,000  Qwest Communications International Inc.,                   23,500            23,500
                                             7.50%, 11/01/08
        350,000       130,000       480,000  Qwest Corp., 7.875%, 09/01/11 (Acquired  364,875          134,875           499,750
                                             1/27/05, Cost $504,687)(4)
        500,000                     500,000  Qwest Services Corp., 14.00%, 12/15/10   572,500                            572,500
                                             (Acquired 7/24/03-8/11/04, Cost
                                             $565,938)(4)
                      130,000       130,000  SBC Communications Inc.,                                  138,909           138,909
                                             6.15%, 09/15/34
        750,000       335,000     1,085,000  Sprint Capital Corp., 8.375%, 03/15/12   900,656          401,756         1,302,412
        450,000                     450,000  Sprint Capital Corp., 8.75%, 03/15/32    620,577                            620,577
                      260,000       260,000  Telecom Italia Capital SA,                                252,378           252,378
                                             4.00%, 01/15/10(4)
                       50,000        50,000  Telecom Italia Capital SA,                                 50,710            50,710
                                             6.00%, 09/30/34(4)
                      100,000       100,000  Verizon Global Funding Corp.,                              98,732            98,732
                                             4.38%, 06/01/13
                       80,000        80,000  Verizon Global Funding Corp.,                             102,073           102,073
                                             7.75%, 12/01/30
        670,000                     670,000  Verizon Virginia Inc., 4.625%,           654,297                            654,297
                                             03/15/13                             -----------      -----------       -----------
                                                                                    9,859,855        2,069,056        11,928,911
                                                                                  -----------      -----------       -----------
ELECTRIC UTILITIES  (0.7%)
                       75,000        75,000  Aquila, Inc., 9.95%, 02/01/11                              80,250            80,250
        700,000                     700,000  Carolina Power & Light Co.,              722,793                            722,793
                                             5.15%, 04/01/15
      1,350,000                   1,350,000  CenterPoint Energy Resources Corp.,    1,417,835                          1,417,835
                                             6.50%, 02/01/08
                      315,000       315,000  Consumers Energy Co.,                                     318,676           318,676
                                             4.80%, 02/17/09
      1,390,000                   1,390,000  FirstEnergy Corp., 6.45%, 11/15/11     1,513,400                          1,513,400
        720,000       174,000       894,000  Florida Power Corp., 4.50%, 06/01/10     723,901          174,749           898,650
                      200,000       200,000  FPL Group Capital Inc.,                                   200,025           200,025
                                             4.09%, 02/16/07
                      165,000       165,000  Indiana Michigan Power Co.,                               166,527           166,527
                                             5.05%, 11/15/14

                       78,583        78,583  Kiowa Power Partners LLC,                                  76,849            76,849
                                             4.81%, 12/30/13(4)

                      225,000       225,000  Kiowa Power Partners LLC,                                 228,789           228,789
                                             5.74%, 03/30/21(4)

                       65,000        65,000  Midwest Generation LLC,                                    72,475            72,475
                                             8.75%, 05/01/34

        400,000                     400,000  MSW Energy Holdings LLC,                 416,000                            416,000
                                             8.50%, 09/01/10

        391,000        19,000       410,000  NRG Energy Inc., 8.00%, 12/15/13         414,460           20,045           434,505
                                             (Acquired 12/19/03, Cost $423,685)(4)
        260,000                     260,000  PacifiCorp, 5.45%, 09/15/13              274,035                            274,035
      1,110,000                   1,110,000  Pacific Gas & Electric Co.,            1,224,679                          1,224,679
                                             6.05%, 03/01/34
                    1,000,000     1,000,000  PECO Energy Co., 4.75%, 10/01/12                        1,015,024         1,015,024
                      450,000       450,000  PPL Electric Utilities Corp.,                             436,483           436,483
                                             4.30%, 06/01/13
                      100,000       100,000  Public Service Electric & Gas,                            102,815           102,815
                                             5.00%, 01/01/13
                      120,000       120,000  Puget Sound Energy, Inc.,                                 116,312           116,312
                                             3.36%, 06/01/08
                       82,000        82,000  Reliant Energy, Inc., 6.75%, 12/15/14                      78,105            78,105
                       75,000        75,000  Sierra Pacific Resources,                                  81,188            81,188
                                             8.63%, 03/15/14
                      390,000       390,000  Southern California Edison Co.,                           414,892           414,892
                                             8.00%, 02/15/07
        750,000                     750,000  Tampa Electric Co., 6.375%, 08/15/12     824,432                            824,432
        300,000                     300,000  Texas Genco LLC, 6.875%, 12/15/14        309,750                            309,750
                                             (Acquired 12/8/04, Cost $310,875)(4)
                       70,000        70,000  Oncor Electric Delivery Co.,                               77,239            77,239
                                             6.375%, 01/15/15
        950,000       200,000     1,150,000  Virginia Electric and Power Co.,         974,648          204,776         1,179,424
                                             5.25%, 12/15/15                      -----------      -----------       -----------
                                                                                    8,541,898        4,139,254        12,681,152
                                                                                  -----------      -----------       -----------
ELECTRICAL EQUIPMENT(3)
                      200,000       200,000  Cooper Industries, Inc., 5.50%,                           208,318           208,318
                                             11/01/09                                              -----------       -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS(3)
        500,000        75,000       575,000  Flextronics International Ltd.,          511,250           76,313           587,563
                                             6.50%, 05/15/13
                       75,000        75,000  Itron Inc., 7.75%,                                         76,312            76,312
                                                                                  -----------      -----------       -----------
                                                                                      511,250          152,625           663,875
                                                                                  -----------      -----------       -----------
ENERGY EQUIPMENT & SERVICES  (0.1%)
                      210,000       210,000  Consolidated Natural Gas Company,                         210,219           210,219
                                             5.00%, 12/01/14
        500,000                     500,000  Hanover Compressor Co.,                  517,500                            517,500
                                             8.625%, 12/15/10
        625,000                     625,000  Newpark Resources, 8.625%, 12/15/07      625,000                            625,000
                       75,000        75,000  Parker Drilling Co., 9.625%, 10/01/13                      84,375            84,375
        350,000                     350,000  Universal Compression Inc.,              359,188                            359,188
                                             7.25%, 05/15/10                      -----------      -----------       -----------
                                                                                    1,501,688          294,594         1,796,282
                                                                                  -----------      -----------       -----------
FOOD & STAPLES RETAILING  (0.2%)
                      260,000       260,000  Albertson's Inc., 7.50%, 02/15/11                         290,892           290,892
        670,000       232,000       902,000  CVS Corp., 4.00%, 09/15/09               663,081          229,381           892,462
                      305,000       305,000  Delhaize America Inc.,                                    340,623           340,623
                                             8.13%, 04/15/11
                      120,000       120,000  General Nutrition Centers, Inc.,                           91,500            91,500
                                             8.50%, 12/01/10
                       52,000        52,000  General Nutrition Centers, Inc.,                           46,800            46,800
                                             8.625%, 01/15/11(4)
        550,000                     550,000  Ingles Markets, Inc., 8.875%, 12/01/11   556,188                            556,188
                      100,000       100,000  Rite Aid Corp., 8.13%, 05/01/10                            98,750            98,750
                       56,000        56,000  Rite Aid Corp., 7.50%,01/15/15(4)                          51,520            51,520
      1,200,000       260,000     1,460,000  Safeway Inc., 6.50%, 03/01/11          1,292,209          279,643         1,571,852
                       97,000        97,000  Stater Brothers Holdings,                                  94,333            94,333
                                             8.13%, 06/15/12                     -----------      -----------       -----------
                                                                                    2,511,478        1,523,442         4,034,920
                                                                                  -----------      -----------       -----------
FOOD PRODUCTS  (0.1%)
                       63,000        63,000  B&G Foods, Inc. EIS,                                       65,205            65,205
                                             8.00%, 10/01/11
        650,000                     650,000  Cadbury Schweppes U.S. Finance LLC,      662,752                            662,752
                                             5.125%, 10/01/13 (Acquired 9/22/03,
                                             Cost $646,334)(4)
                       43,000        43,000  Chiquita Brands International, Inc.,                       40,850            40,850
                                             7.50%, 11/01/14
         16,000                      16,000  Dole Food Company, Inc.,                  17,120                             17,120
                                             8.875%, 03/15/11
                       39,000        39,000  Gold Kist Inc., 10.25%, 03/15/14                           43,973            43,973
        575,000        88,000       663,000  Hines Nurseries Inc., 10.25%, 10/01/11   595,125           90,640           685,765
                      101,000       101,000  Land O' Lakes, Inc., 9.00%, 12/15/10                      108,574           108,574
                       63,000        63,000  Merisant Co., 10.25%, 07/15/13(4)                          45,990            45,990
                       75,000        75,000  Smithfield Foods, Inc.,                                    78,563            78,563
                                             7.00%, 08/01/11
                       75,000        75,000  Smithfield Foods, Inc.,                                    81,750            81,750
                                             7.75%, 05/15/13                      -----------      -----------       -----------
                                                                                    1,274,997          555,545         1,830,542
                                                                                  -----------      -----------       -----------
HEALTH CARE EQUIPMENT & SUPPLIES  (0.1%)
      1,000,000                   1,000,000  Beckman Coulter Inc.,                  1,081,406                          1,081,406
                                             7.45%, 03/04/08
        425,000                     425,000  Fisher Scientific International Inc.,    443,063                            443,063
                                             6.75%, 08/15/14
        325,000                     325,000  Sybron Dental Specialties Inc.,          351,000                            351,000
                                             8.125%, 06/15/12
        325,000                     325,000  Universal Hospital Services Inc.,        329,875                            329,875
                                             10.125%, 11/01/11                    -----------                        -----------
                                                                                    2,205,344                          2,205,344
                                                                                  -----------                        -----------
HEALTH CARE PROVIDERS & SERVICES  (0.1%)
        500,000        83,000       583,000  Alliance Imaging Inc.,                   477,500           78,850           556,350
                                             7.25%, 12/15/12 (Acquired
                                             12/9/04, Cost $587,375)(4)
                      155,000       155,000  Coventry Health Care Inc.,                                154,225           154,225
                                             6.13%, 01/15/15
        400,000                     400,000  Genesis HealthCare Corp.,                428,000                            428,000
                                             8.00%, 10/15/13
        450,000       125,000       575,000  HCA Inc., 6.95%, 05/01/12                475,958          131,586           607,544
                      104,000       104,000  IASIS Healthcare LLC/IASIS                                111,280           111,280
                                             Capital Corp., 8.75%, 06/15/14
                       76,000        76,000  Tenet Healthcare Corp.,                                    81,700            81,700
                                             9.88%, 07/01/14
                       60,000        60,000  US Oncology, Inc., 9.00%, 08/15/12                         64,200            64,200
                                                                                  -----------      -----------       -----------
                                                                                    1,381,458          621,841         2,003,299
                                                                                  -----------      -----------       -----------
HOTELS, RESTAURANTS & LEISURE  (0.6%)
                       75,000        75,000  Boyd Gaming Corp.,                                         79,688            79,688
                                             7.75%, 12/15/12
                      125,000       125,000  Buffets, Inc., 11.25%, 07/15/10                           123,750           123,750
        375,000                     375,000  Equinox Holdings Inc.,                   388,125                            388,125
                                             9.00%, 12/15/09
        500,000                     500,000  Herbst Gaming Inc.,                      530,000                            530,000
                                             8.125%, 06/01/12
        250,000        75,000       325,000  Hollywood Casino Shreveport Corp.,       205,938           61,406           267,344
                                             VRN, 0.00%, 08/01/06(1)(5)
        450,000                     450,000  Intrawest Corp., 7.50%, 10/15/13         456,750                            456,750
        500,000                     500,000  Isle of Capri Casinos Inc.,              493,750                            493,750
                                             7.00%, 03/01/14
                      124,000       124,000  Majestic Star Casino LLC/Majestic Star                    128,650           128,650
                                             Casino Capital Corp., 9.50%, 10/15/10
      1,300,000                   1,300,000  MGM Mirage, 6.00%, 10/01/09            1,304,874                          1,304,874
        500,000        65,000       565,000  MGM Mirage, 8.50%, 09/15/10              553,750           71,663           625,413
                      125,000       125,000  MGM Mirage, 8.375%, 02/01/11                              135,000           135,000
        450,000                     450,000  Mohegan Tribal Gaming Auth.,             457,875                            457,875
                                             6.375%, 07/15/09
        475,000                     475,000  Park Place Entertainment Corp.,          509,438                            509,438
                                             9.375%, 02/15/07
        550,000                     550,000  Penn National Gaming, Inc.,              592,624                            592,624
                                             8.875%, 03/15/10
        300,000                     300,000  Penn National Gaming, Inc.,              307,500                            307,500
                                             6.875%, 12/01/11
                      100,000       100,000  Penn National Gaming, Inc.,                                97,500            97,500
                                             6.75%, 03/01/15(4)
        475,000                     475,000  Resorts International Hotel              541,500                            541,500
                                             and Casino Inc.,
                                             11.50%, 03/15/09
                       75,000        75,000  River Rock Entertainment Authority,                        82,219            82,219
                                             9.75%, 11/01/11
        275,000                     275,000  Six Flags Inc., 8.875%, 02/01/10         257,813                            257,813
        300,000        75,000       375,000  Six Flags Inc., 9.75%, 04/15/13          268,500           66,750           335,250
        275,000                     275,000  Starwood Hotels                          309,031                            309,031
                                             & Resorts Worldwide Inc.,
                                             7.875%, 05/01/12
        400,000                     400,000  Starwood Hotels & Resorts                441,500                            441,500
                                             Worldwide Inc.,
                                             7.375%, 11/15/15
                       50,000        50,000  Station Casinos Inc., 6.88%, 03/01/16                      51,375            51,375
        475,000                     475,000  Trump Entertainment Resorts, Inc.,       464,313                            464,313
                                             8.50%, 06/01/15
                       44,000        44,000  Universal City Development Partners,                       49,720            49,720
                                             11.75%, 04/01/10
                      100,000       100,000  Universal City Florida Holding Co. I/II,                  103,000           103,000
                                             8.38%, 05/01/10
                      100,000       100,000  Uno Restaurant Corp., 10.00%,                              98,000            98,000
                                             02/15/11(4)
                      100,000       100,000  Wheeling Island Gaming, Inc.,                             106,000           106,000
                                             10.13%, 12/15/09
        500,000       114,000       614,000  Wynn Las Vegas LLC, 6.625%, 12/01/14     482,500          109,440           591,940
                                             (Acquired 1/25/05, Cost $599,769)(4)
      1,650,000                   1,650,000  Yum! Brands Inc., 8.875%, 04/15/11     1,999,377                          1,999,377
                                                                                  -----------      -----------       -----------
                                                                                   10,565,158        1,364,161        11,929,319
                                                                                  -----------      -----------       -----------
HOUSEHOLD DURABLES  (0.2%)
                      100,000       100,000  ALH Finance LLC, 8.50%, 01/15/13                           93,500            93,500
        125,000                     125,000  Beazer Homes USA Inc.,                   133,750                            133,750
                                             8.375%, 04/15/12
        650,000                     650,000  D.R. Horton Inc., 7.875%, 08/15/11       725,208                            725,208
        150,000                     150,000  KB Home, 9.50%, 02/15/11                 161,250                            161,250
        500,000                     500,000  KB Home, 6.375%, 08/15/11                517,083                            517,083
        425,000                     425,000  Sealy Mattress Co., 8.25%,               432,438                            432,438
                                             06/15/14
                      145,000       145,000  Simmons Co., VRN, 0.00%,                                   63,800            63,800
                                             12/15/14(4)(5)
        275,000                     275,000  Standard-Pacific Corp.,                  302,500                            302,500
                                             9.25%, 04/15/12
                       50,000        50,000  Technical Olympic USA, Inc.,                               51,500            51,500
                                             9.00%, 07/01/10
                       75,000        75,000  Technical Olympic USA, Inc.,                               70,500            70,500
                                             7.50%, 03/15/11
        500,000                     500,000  WCI Communities Inc.,                    537,500                            537,500
                                             10.625%, 02/15/11
                       35,000        35,000  William Lyon Homes, Inc.,                                  32,200            32,200
                                             7.625%, 12/15/12
        250,000                     250,000  William Lyon Homes, Inc.,                267,500                            267,500
                                             10.75%, 04/01/13
                       45,000        45,000  William Lyon Homes, Inc.,                                  40,500            40,500
                                             7.50%, 02/15/14                      -----------      -----------       -----------
                                                                                    3,077,229          352,000         3,429,229
                                                                                  -----------      -----------       -----------
HOUSEHOLD PRODUCTS(3)
                      195,000       195,000  Clorox Company, 4.20%, 01/15/10(4)                        194,745           194,745
        300,000                     300,000  Spectrum Brands, Inc.,                   314,250                            314,250
                                             8.50%, 10/01/13                      -----------      -----------       -----------
                                                                                      314,250          194,745           508,995
                                                                                  -----------      -----------       -----------
INDUSTRIAL CONGLOMERATES  (0.2%)
                       75,000        75,000  Amsted Industries Inc.,                                    80,250            80,250
                                             10.25%, 10/15/11(4)
      2,380,000                   2,380,000  General Electric Co.,                  2,450,774                          2,450,774
                                             5.00%, 02/01/13                      -----------      -----------       -----------
                                                                                    2,450,774           80,250         2,531,024
                                                                                  -----------      -----------       -----------
INSURANCE  (0.3%)
        720,000                     720,000  Allstate Corp., 5.55%, 05/09/35          745,386                            745,386
      1,450,000                   1,450,000  Allstate Financial Global Funding,     1,448,578                          1,448,578
                                             4.25%, 09/10/08 (Acquired 9/3/03,
                                             Cost $1,447,158)(4)
        440,000                     440,000  American International Group, Inc.,      423,964                            423,964
                                             4.25%, 05/15/13
                      600,000       600,000  Berkley (W.R.) Corp., 9.88%, 05/15/08                     691,880           691,880
                      250,000       250,000  Berkshire Hathaway Finance Corp.,                         246,935           246,935
                                             3.40%, 07/02/07
                       50,000        50,000  Crum & Forster Holdings Corp.,                             53,500            53,500
                                             10.38%, 06/15/13
                      125,000       125,000  Fairfax Financial Holdings Ltd.,                          118,438           118,438
                                             7.75%, 04/26/12
      1,000,000                   1,000,000  Genworth Financial Inc.,                1,072,024                         1,072,024
                                             5.75%, 06/15/14
      1,100,000                   1,100,000  Monumental Global Funding II, 3.85%,   1,097,762                          1,097,762
                                             03/03/08 (Acquired 2/5/03, Cost
                                             $1,099,978)(4)
                      200,000       200,000  Progressive Corp. (The),                                  221,392           221,392
                                             6.38%, 01/15/12                      -----------      -----------       -----------
                                                                                    4,787,714        1,332,145         6,119,859
                                                                                  -----------      -----------       -----------
INTERNET & CATALOG RETAIL(3)
        250,000                     250,000  IAC/InterActiveCorp,                     261,599                            261,599
                                             7.00%, 01/15/13                      -----------                        -----------
IT SERVICES(3)
                      125,000       125,000  Unisys Corp., 6.88%, 03/15/10                             122,500           122,500
                                                                                                   -----------       -----------
LEISURE EQUIPMENT & PRODUCTS(3)
                      100,000       100,000  Bombardier Recreational Products Inc.,                    105,000           105,000
                                             8.38%, 12/15/13
                      120,000       120,000  Da-Lite Screen Company, Inc.,                             125,100           125,100
                                             9.50%, 05/15/11                                       -----------       -----------
                                                                                                       230,100           230,100
                                                                                                   -----------       -----------
MACHINERY(3)
                       49,000        49,000  Case New Holland Inc., 9.25%, 08/01/11(4)                  51,695            51,695
                      113,000       113,000  Case New Holland Inc., 9.25%, 08/01/11(4)                 119,215           119,215
                       49,000        49,000  Douglas Dynamics LLC, 7.75%, 01/15/12(4)                   47,040            47,040
                      193,000       193,000  Oxford Industries, Inc., 8.88%, 06/01/11                  199,755           199,755
                                                                                                   -----------       -----------
                                                                                                       417,705           417,705
                                                                                                   -----------       -----------
MARINE(3)
                       75,000        75,000  OMI Corp., 7.63%, 12/01/13                                 74,250            74,250
                      175,000       175,000  Ship Finance International Ltd.,                          168,000           168,000
                                             8.50%, 12/15/13                                       -----------       -----------
                                                                                                       242,250           242,250
                                                                                                   -----------       -----------
MATERIALS(3)
                       38,000        38,000  Borden US Finance Corp./Nova                               38,380            38,380
                                             Scotia Finance ULC, 9.00%, 07/15/14(4)
                       31,000        31,000  Chemtura Corp., 9.88%, 08/01/12                            35,263            35,263
                                                                                                   -----------       -----------
                                                                                                        73,643            73,643
                                                                                                   -----------       -----------
MEDIA  (0.9%)
                      125,000       125,000  Cablevision Systems Corp.,                                131,406           131,406
                                             8.00%, 04/15/12(4)
        400,000                     400,000  Cablevision Systems Corp.,               422,500                            422,500
                                             8.00%, 04/15/12
        325,000                     325,000  Cadmus Communications Corp.,             331,906                            331,906
                                             8.375%, 06/15/14
        500,000                     500,000  Cinemark Inc., VRN, 0.00%, 03/15/09(5)   353,750                            353,750
                      180,000       180,000  Clear Channel Communications, Inc.,                       171,726           171,726
                                             5.50%, 09/15/14
                      210,000       210,000  Clear Channel Communications, Inc.,                       195,456           195,456
                                             5.50%, 12/15/16
        149,000                     149,000  Comcast Cable Communications Holdings    182,794                            182,794
                                             Inc., 8.375%, 03/15/13
      2,000,000                   2,000,000  Comcast Corp., 5.50%, 03/15/11         2,090,551                          2,090,551
                      250,000       250,000  Comcast Corp., 5.30%, 01/15/14                            257,194           257,194
      1,400,000                   1,400,000  Continental Cablevision,               1,455,216                          1,455,216
                                             8.30%, 05/15/06
      1,800,000                   1,800,000  Cox Communications Inc.,               1,791,012                          1,791,012
                                             4.625%, 01/15/10
        400,000                     400,000  CSC Holdings, Inc.,                      419,500                            419,500
                                             7.875%, 12/15/07
                      130,000       130,000  CSC Holdings, Inc.,                                       134,063           134,063
                                             7.25%, 07/15/08
                      100,000       100,000  CSC Holdings, Inc.,                                       106,000           106,000
                                             7.625%, 04/01/11
        250,000                     250,000  CSC Holdings, Inc., 6.75%,               255,625                            255,625
                                             04/15/12 (Acquired 8/5/04,
                                             Cost $241,250)(4)
        500,000                     500,000  Dex Media Inc., 8.00%, 11/15/13          533,750                            533,750
        500,000                     500,000  Dex Media Inc., VRN, 0.00%, 11/15/08(5)  400,000                            400,000
        500,000        25,000       525,000  DirecTV Holdings LLC/DirecTV Financing   556,250           27,688           583,938
                                             Co., 8.375%, 03/15/13 (Acquired
                                             4/19/05, Cost $543,750)(4)
        500,000       320,000       820,000  Echostar DBS Corp., 6.375%, 10/01/11     507,500          323,199           830,699
                       95,000        95,000  Echostar DBS Corp., 6.625%, 10/01/14(4)                    95,238            95,238
        400,000                     400,000  Imax Corp., 9.625%, 12/01/10             420,000                            420,000
                       50,000        50,000  Insight Midwest L.P./Insight                               52,125            52,125
                                             Capital Inc., 9.75%, 10/01/09
                      100,000       100,000  Kabel Deutschland GmbH,                                   106,750           106,750
                                             10.625%, 07/01/14(4)
                      146,000       146,000  Loews Cineplex Entertainment Corp.,                       141,620           141,620
                                             9.00%, 08/01/14(4)
        275,000        50,000       325,000  Mediacom LLC, 9.50%, 01/15/13            274,313           49,625           323,938
        350,000                     350,000  MediaNews Group, Inc.,                   341,250                            341,250
                                             6.875%, 10/01/13
        500,000                     500,000  News America Holdings,                   595,223                            595,223
                                             7.75%, 01/20/24
        475,000        54,000       529,000  PanAmSat Corp., 9.00%, 08/15/14          518,938           58,725           577,663
        500,000                     500,000  Primedia Inc., 7.625%, 04/01/08          505,000                            505,000
        500,000                     500,000  Primedia Inc., 8.875%, 05/15/11          527,500                            527,500
                       50,000        50,000  Rogers Cable Inc., 7.875%, 05/01/12                        53,875            53,875
                      182,000       182,000  Rogers Cable Inc., 6.25%, 06/15/13                        180,180           180,180
                       75,000        75,000  Rogers Cable Inc., 6.75%, 03/15/15                         75,000            75,000
                       75,000        75,000  Sinclair Broadcast Group, Inc.,                            77,813            77,813
                                             8.00%, 03/15/12
                      260,000       260,000  Time Warner Entertainment Co L.P.,                        282,168           282,168
                                             7.25%, 09/01/08
                       85,000        85,000  Time Warner Entertainment Co L.P.,                        112,582           112,582
                                             8.375%, 07/15/33
                      165,000       165,000  Time Warner Inc., 6.875%, 05/01/12                        185,587           185,587
                      600,000       600,000  Viacom Inc., 5.625%, 05/01/07                             613,692           613,692
                      170,000       170,000  Viacom Inc., 7.875%, 07/30/30                             201,367           201,367
      1,200,000                   1,200,000  Walt Disney Company,                   1,222,184                          1,222,184
                                             5.50%, 12/29/06                      -----------      -----------       -----------
                                                                                   13,704,762        3,633,079        17,337,841
                                                                                  -----------      -----------       -----------
METALS & MINING  (0.1%)
        880,000                     880,000  Alcan Inc., 4.50%, 05/15/13              862,890                            862,890
        250,000                     250,000  Alcan Inc., 5.00%, 06/01/15              250,878                            250,878
        350,000                     350,000  IPSCO Inc., 8.75%, 06/01/13              390,250                            390,250
                      125,000       125,000  Novelis Inc., 7.25%, 02/15/15(4)                          122,500           122,500
                       55,000        55,000  Ryerson Tull, Inc., 8.25%, 12/15/11                        48,950            48,950
                       75,000        75,000  Trimas Corp., 9.88%, 06/15/12                              60,750            60,750
                       56,000        56,000  Visant Corp., 7.63%, 10/01/12                              53,620            53,620
                       75,000        75,000  Visant Holding Corp.,                                      50,250            50,250
                                             0.00%, 12/01/13                      -----------      -----------       -----------
                                                                                    1,504,018          336,070         1,840,088
                                                                                  -----------      -----------       -----------
MULTI-UTILITIES  (0.1%)
        525,000                     525,000  AES Corporation (The),                   582,750                            582,750
                                             8.875%, 02/15/11
        500,000                     500,000  AES Corporation (The), 8.75%,            557,500                            557,500
                                             05/15/13 (Acquired 5/14/04, Cost
                                             $510,000)(4)
        250,000                     250,000  CMS Energy Corp., 7.50%, 01/15/09        260,625                            260,625
      1,100,000                   1,100,000  Dominion Resources Inc.,               1,094,447                          1,094,447
                                             4.125%, 02/15/08
                       40,000        40,000  TECO Energy, Inc., 6.75%,                                  40,900            40,900
                                             05/01/15(4)                          -----------      -----------       -----------
                                                                                    2,495,322           40,900         2,536,222
                                                                                  -----------      -----------       -----------
MULTILINE RETAIL  (0.1%)
                      325,000       325,000  Federated Department Stores, Inc.,                        344,473           344,473
                                             6.30%, 04/01/09
                      146,000       146,000  Jean Coutu Group (PJC) Inc. (The),                        141,985           141,985
                                             8.50%, 08/01/14
        450,000                     450,000  May Department Stores Co. (The),         446,478                            446,478
                                             3.95%, 07/15/07
      1,200,000                   1,200,000  May Department Stores Co. (The),       1,212,943                          1,212,943
                                             4.80%, 07/15/09
                      130,000       130,000  May Department Stores Co. (The),                          143,403           143,403
                                             6.70%, 07/15/34
                      260,000       260,000  Target Corporation, 5.40%, 10/01/08                       269,928           269,928
                                                                                  -----------      -----------       -----------
                                                                                    1,659,421          899,789         2,559,210
                                                                                  -----------      -----------       -----------
OIL, GAS & CONSUMABLE FUELS  (0.6%)
                      165,000       165,000  Amerada Hess Corp.,                                       189,190           189,190
                                             7.13%, 03/15/33
                       94,000        94,000  Chesapeake Energy Corp.,                                   97,173            97,173
                                             6.625%, 01/15/06(4)
        450,000                     450,000  Chesapeake Energy Corp.,                 489,375                            489,375
                                             7.50%, 06/15/14
                       63,000        63,000  Chesapeake Energy Corp.,                                   64,260            64,260
                                             6.375%, 06/15/15(4)
        500,000                     500,000  Citgo Petroleum Corp.,                   492,500                            492,500
                                             6.00%, 10/15/11
                      335,000       335,000  Conoco Funding Co.,                                       369,639           369,639
                                             6.35%, 10/15/11
      1,030,000                   1,030,000  Devon Energy Corp.,                    1,012,903                          1,012,903
                                             2.75%, 08/01/06
        300,000                     300,000  El Paso Corp., 7.875%, 06/15/12          303,000                            303,000
                       75,000        75,000  El Paso Production Holding Co.,                            77,813            77,813
                                             7.75%, 06/01/13
      1,830,000                   1,830,000  Enterprise Products Operating L.P.,    1,819,198                          1,819,198
                                             4.625%, 10/15/09
                      385,000       385,000  Enterprise Products Operating LP,                         386,010           386,010
                                             4.95%, 06/01/10
        550,000                     550,000  Forest Oil Corp., 7.75%, 05/01/14        594,000                            594,000
                       31,000        31,000  Harvest Operations Corp.,                                  29,838            29,838
                                             7.88%, 10/15/11
                      125,000       125,000  Kerr-McGee Corp., 6.88%, 09/15/11                         132,611           132,611
                      115,000       115,000  Kerr-McGee Corp., 6.95%, 07/01/24                         116,242           116,242
                       20,000        20,000  Kerr-McGee Corp., 7.88%, 09/15/31                          22,224            22,224
        300,000                     300,000  Magellan Midstream Partners,             307,955                            307,955
                                             5.65%, 10/15/16
        357,000                     357,000  Magnum Hunter Resources Inc.,            394,485                            394,485
                                             9.60%, 03/15/12
        575,000        75,000       650,000  Massey Energy Co., 6.625%, 11/15/10      586,500           76,125           662,625
        870,000                     870,000  Nexen Inc., 5.875%, 03/10/35             861,813                            861,813
                      130,000       130,000  Occidental Petroleum Corp.,                               129,209           129,209
                                             4.00%, 11/30/07
                      140,000       140,000  Occidental Petroleum Corp.,                               169,511           169,511
                                             10.125%, 09/15/09
        300,000                     300,000  Pacific Energy Partners L.P./            313,500                            313,500
                                             Pacific Energy Finance Corp.,
                                             7.125%, 06/15/14
        275,000                     275,000  Range Resources Corp.,                   286,000                            286,000
                                             7.375%, 07/15/13
                       75,000        75,000  Range Resources Corp.,                                     73,125            73,125
                                             6.375%, 03/15/15
                       45,000        45,000  Stone Energy Corp.,                                        42,750            42,750
                                             6.75%, 12/15/14
                       63,000        63,000  Utilicorp Canada Finance Corp.,                            63,315            63,315
                                             7.75%, 06/15/11
                      165,000       165,000  Valero Energy Corp.,                                      160,568           160,568
                                             4.75%, 06/15/13
                       83,000        83,000  Whiting Petroleum Corp.,                                   82,585            82,585
                                             7.25%, 05/01/13
        200,000                     200,000  Williams Companies Inc.,                 226,000                            226,000
                                             8.125%, 03/15/12
        250,000                     250,000  Williams Companies Inc.,                 278,750                            278,750
                                             7.875%, 09/01/21
                      165,000       165,000  XTO Energy Inc., 5.00%, 01/31/15                          162,877           162,877
        910,000                     910,000  XTO Energy Inc., 5.30%, 06/30/15         917,886                            917,886
                                                                                  -----------      -----------       -----------
                                                                                    8,883,865        2,445,065        11,328,930
                                                                                  -----------      -----------       -----------
PAPER & FOREST PRODUCTS  (0.1%)
                       99,000        99,000  Abitibi-Consolidated Inc.,                                 96,773            96,773
                                             7.75%, 06/15/11
                      100,000       100,000  Appleton Papers Inc.,                                      98,500            98,500
                                             9.75%, 06/15/14
        450,000                     450,000  Boise Cascade LLC, 7.13%,                430,875                            430,875
                                             10/15/14 (Acquired 12/8/04-2/15/05,
                                             Cost $475,875)(4)
                      125,000       125,000  Georgia-Pacific Corp.,                                    140,938           140,938
                                             8.125%, 05/15/11
        525,000       130,000       655,000  Georgia-Pacific Corp.,                   595,875          146,899           742,774
                                             7.70%, 06/15/15
                      105,000       105,000  Graphic Packaging International Corp.,                    102,375           102,375
                                             9.50%, 08/15/13
                       35,682        35,682  JSG Holding plc, 11.50%, 10/01/15(4)                       34,586            34,586
        320,000                     320,000  Norske Skog Canada Ltd.,                 300,800                            300,800
                                             7.375%, 03/01/14
                       85,000        85,000  Smurfit-Stone Container                                    84,788            84,788
                                             Enterprises, Inc., 8.375%, 07/01/12
                      195,000       195,000  Weyerhaeuser Co., 7.375%, 03/15/32                        227,639           227,639
                                                                                  -----------      -----------       -----------
                                                                                    1,327,550          932,498         2,260,048
                                                                                  -----------      -----------       -----------
PERSONAL PRODUCTS(3)
                      350,000       350,000  Gillette Company (The),                                   336,749           336,749
                                             2.50%, 06/01/08
        195,000                     195,000  WH Holdings Ltd./WH Capital              208,650                            208,650
                                             Corp., 9.50%, 04/01/11               -----------      -----------       -----------
                                                                                      208,650          336,749           545,399
                                                                                  -----------      -----------       -----------
PHARMACEUTICALS  (0.1%)
                      260,000       260,000  Abbott Laboratories, 3.75%, 03/15/11                      252,686           252,686
                      250,000       250,000  Johnson & Johnson, 6.63%, 09/01/09                        274,547           274,547
                      120,000       120,000  Pfizer Inc., 5.63%, 02/01/06                              121,533           121,533
                       55,000        55,000  Pfizer Inc., 5.63%, 04/15/09                               57,882            57,882
        450,000                     450,000  Schering-Plough Corp., 5.30%,            475,534                            475,534
                                             12/01/13                             -----------      -----------       -----------
                                                                                      475,534          706,648         1,182,182
                                                                                  -----------      -----------       -----------
REAL ESTATE  (0.1%)
                      300,000       300,000  ERP Operating L.P., 5.25%, 09/15/14                       304,988           304,988
                       50,000        50,000  First Industrial L.P., 5.25%,                              50,725            50,725
                                             06/15/09
        550,000                     550,000  Host Marriott L.P., 7.00%, 08/15/12      567,875                            567,875
                      125,000       125,000  Host Marriott L.P., 7.13%, 11/01/13                       128,750           128,750
                      395,000       395,000  iStar Financial Inc., 5.15%,                              390,277           390,277
                                             03/01/12
                       50,000        50,000  Omega Healthcare Investors, Inc.,                          49,875            49,875
                                             7.00%, 04/01/14
                       50,000        50,000  Thornburg Mortgage, Inc.,                                  49,750            49,750
                                             8.00%, 05/15/13
                      150,000       150,000  Trustreet Properties, Inc.,                               151,875           151,875
                                             7.50%, 04/01/15(4)
                       40,000        40,000  Ventas Realty L.P./Ventas                                  40,800            40,800
                                             Capital Corp., 6.75%, 06/01/10(4)
                       50,000        50,000  Ventas Realty L.P./Ventas                                  56,750            56,750
                                             Capital Corp., 9.00%, 05/01/12       -----------      -----------       -----------
                                                                                      567,875        1,223,790         1,791,665
                                                                                  -----------      -----------       -----------
ROAD & RAIL  (0.2%)
                      260,000       260,000  Burlington Northern Santa                                 276,209           276,209
                                             Fe Corp., 6.13%, 03/15/09
      1,150,000                   1,150,000  Canadian National Railway Co.,         1,308,942                          1,308,942
                                             6.25%, 08/01/34
                       50,000        50,000  Grupo Transportacion Ferroviaria                           58,500            58,500
                                             Mexicana SA de CV, 12.50%,
                                             06/15/12
                       82,000        82,000  Grupo Transportacion Ferroviaria                           84,870            84,870
                                             Mexicana SA de CV, 9.375%,
                                             01/15/16(4)
                       42,000        42,000  Laidlaw International, Inc.,                               47,513            47,513
                                             10.75%, 06/15/11
         30,000                      30,000  Norfolk Southern Corp.,                   39,311                             39,311
                                             7.80%, 05/15/27
        770,000                     770,000  Norfolk Southern Corp.,                  794,150                            794,150
                                             5.64%, 05/17/29
                       65,000        65,000  Progress Rail Services Corp./                              64,350            64,350
                                             Progress Metal Reclamation Co.,
                                             7.75%, 04/01/12(4)
                      260,000       260,000  Union Pacific Corp., 3.88%,                               256,133           256,133
                                             02/15/09
                      260,000       260,000  Union Pacific Corp., 7.38%,                               289,323           289,323
                                             09/15/09                             -----------      -----------       -----------
                                                                                    2,142,403        1,076,898         3,219,301
                                                                                  -----------      -----------       -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT(3)
                       75,000        75,000  Amkor Technology Inc., 7.13%,                              61,125            61,125
                                             03/15/11
        500,000                     500,000  Amkor Technology Inc., 7.75%,            411,250                            411,250
                                             05/15/13
                       83,000        83,000  STATS ChipPAC Ltd., 6.75%, 11/15/11                        80,510            80,510
                                                                                  -----------      -----------       -----------
                                                                                      411,250          141,635           552,885
                                                                                  -----------      -----------       -----------
SOFTWARE  (0.1%)
      1,040,000                   1,040,000  Computer Associates                    1,028,617                          1,028,617
                                             International Inc.,                  -----------                        -----------
                                             4.75%, 12/01/09 (Acquired 12/9/04,
                                             Cost $1,054,914)(4)
SPECIALTY RETAIL  (0.1%)
                      125,000       125,000  AmeriGas Partners L.P.,                                   125,625           125,625
                                             7.25%, 05/20/15(4)
        450,000                     450,000  Asbury Automotive Group Inc.,            461,250                            461,250
                                             9.00%, 06/15/12
        375,000                     375,000  Asbury Automotive Group Inc.,            359,063                            359,063
                                             8.00%, 03/15/14
        200,000                     200,000  Couche-Tard U.S. L.P./Couche-Tard        209,000                            209,000
                                             Finance Corp., 7.50%, 12/15/13
                       42,000        42,000  Finlay Fine Jewelry Corp.,                                 35,700            35,700
                                             8.375%, 06/01/12
                      125,000       125,000  Limited Brands, Inc.,                                     131,339           131,339
                                             6.95%, 03/01/33
                       50,000        50,000  Rent-A-Center Inc., 7.50%, 05/01/10                        49,750            49,750
                      119,000       119,000  Samsonite Corp., 8.875%, 06/01/11                         124,950           124,950
        375,000                     375,000  Toys "R" Us, Inc., 7.375%, 10/15/18      301,875                            301,875
        275,000                     275,000  United Auto Group, Inc.,                 290,125                            290,125
                                             9.625%, 03/15/12                     -----------      -----------       -----------
                                                                                    1,621,313          467,364         2,088,677
                                                                                  -----------      -----------       -----------
TEXTILES, APPAREL & LUXURY GOODS(3)
                      130,000       130,000  Invista, 9.25%, 05/01/12(4)                               141,213           141,213
                       65,000        65,000  Levi Strauss & Co., 9.75%, 01/15/15(4)                     63,050            63,050
        250,000       151,000       401,000  Perry Ellis International Inc.,          256,250          154,020           410,270
                                             8.875%, 09/15/13
                      100,000       100,000  Phillips-Van Heusen,                                      103,000           103,000
                                             7.25%, 02/15/11
                       50,000        50,000  Warnaco Inc., 8.875%, 06/15/13                             54,500            54,500
                                                                                  -----------      -----------       -----------
                                                                                      256,250          515,783           772,033
                                                                                  -----------      -----------       -----------
THRIFTS & MORTGAGE FINANCE  (0.1%)
                      350,000       350,000  U.S. Central Credit Union,                                340,170           340,170
                                             2.75%, 05/30/08
                      260,000       260,000  Washington Mutual, Inc.,                                  265,202           265,202
                                             5.00%, 03/22/12
                      355,000       355,000  World Savings Bank FSB,                                   353,037           353,037
                                             4.13%, 12/15/09                                       -----------       -----------
                                                                                                       958,409           958,409
                                                                                                   -----------       -----------
TRADING COMPANIES & DISTRIBUTORS(3)
        550,000                     550,000  United Rentals North America, Inc.,      543,813                            543,813
                                             6.50%, 02/15/12
                      211,000       211,000  United Rentals North America, Inc.,                       200,978           200,978
                                             7.00%, 02/15/14                      ------------     ------------      ------------
                                                                                      543,813          200,978           744,791
                                                                                  -----------      -----------       -----------
WIRELESS TELECOMMUNICATION SERVICES  (0.1%)
                      130,000       130,000  Cingular Wireless LLC,                                    153,976           153,976
                                             7.125%, 12/15/31
                      130,000       130,000  Nextel Communications Inc.,                               132,925           132,925
                                             5.95%, 03/15/14
        500,000                     500,000  Nextel Communications Inc.,              543,125                            543,125
                                             7.375%, 08/01/15
        300,000                     300,000  Nextel Partners Inc.,                    327,750                            327,750
                                             8.125%, 07/01/11
        300,000        45,000       345,000  Rogers Wireless Communications Inc.,     322,500           48,150           370,650
                                             7.25%, 12/15/12
        350,000                     350,000  Rogers Wireless Communications Inc.,     375,375                            375,375
                                             7.50%, 03/15/15
                       31,000        31,000  Rogers Wireless Inc., 8.00%, 12/15/12                      32,976            32,976
                       62,000        62,000  Rogers Wireless Inc., 6.375%,                              61,690            61,690
                                             03/01/14
        250,000                     250,000  SBA Communications Corp.,                266,250                            266,250
                                             8.50%, 12/01/12
        375,000                     375,000  UbiquiTel Inc., 9.875%, 03/01/11         406,875                            406,875
                                                                                  -----------      -----------       -----------
                                                                                    2,241,875          429,717         2,671,592
                                                                                  -----------      -----------       -----------
Total CORPORATE BONDS (Combined Cost $178,332,624)                                140,936,568       39,627,804       180,564,372
                                                                                  -----------      -----------       -----------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES  (8.5%)(7)
                      215,000       215,000  FHLB, VRN, 6.00%, 08/13/05, resets                        211,571           211,571
                                             quarterly off the 3-month LIBOR
                                             with no caps
                      381,000       381,000  FHLMC, 4.50%, settlement                                  371,118           371,118
                                             date 6/13/05(8)
                    1,360,000     1,360,000  FHLMC, 5.50%, settlement                                1,379,975         1,379,975
                                             date 6/13/05(8)
     16,000,000                  16,000,000  FHLMC, 5.00%, settlement date         16,184,992                         16,184,992
                                             6/16/05(8)
         15,803                      15,803  FHLMC, 6.50%, 12/01/12                    16,463                             16,463
        105,657                     105,657  FHLMC, 7.00%, 06/01/14                   110,886                            110,886
        451,149                     451,149  FHLMC, 6.50%, 06/01/16                   470,035                            470,035
        322,227                     322,227  FHLMC, 6.50%, 06/01/16                   335,716                            335,716
      4,813,351                   4,813,351  FHLMC, 4.50%, 01/01/19                 4,800,885                          4,800,885
                      290,494       290,494  FHLMC, 4.50%, 05/01/19                                    289,414           289,414
                       94,095        94,095  FHLMC, 5.00%, 10/01/19                                     95,236            95,236
                      768,035       768,035  FHLMC, 5.00%, 11/01/19                                    777,346           777,346
                       27,199        27,199  FHLMC, 5.50%, 11/01/19                                     27,949            27,949
                       25,146        25,146  FHLMC, 5.50%, 11/01/19                                     25,839            25,839
                       21,503        21,503  FHLMC, 5.50%, 11/01/19                                     22,096            22,096
                       15,646        15,646  FHLMC, 5.50%, 11/01/19                                     16,078            16,078
                       17,601        17,601  FHLMC, 5.50%, 11/01/19                                     18,086            18,086
                       19,057        19,057  FHLMC, 5.50%, 12/01/19                                     19,583            19,583
                       27,240        27,240  FHLMC, 5.00%, 02/01/20                                     27,574            27,574
                       14,306        14,306  FHLMC, 5.00%, 02/01/20                                     14,481            14,481
                       70,454        70,454  FHLMC, 5.50%, 03/01/20                                     72,396            72,396
                       33,656        33,656  FHLMC, 5.50%, 03/01/20                                     34,583            34,583
                       27,708        27,708  FHLMC, 5.50%, 03/01/20                                     28,472            28,472
                       90,728        90,728  FHLMC, 5.00%, 05/01/20                                     91,839            91,839
                       14,967        14,967  FHLMC, 5.00%, 05/01/20                                     15,150            15,150
                       42,853        42,853  FHLMC, 5.00%, 05/01/20                                     43,378            43,378
          3,234                       3,234  FHLMC, 8.00%, 06/01/26                     3,502                              3,502
         16,560                      16,560  FHLMC, 8.00%, 06/01/26                    17,929                             17,929
          4,627                       4,627  FHLMC, 8.00%, 06/01/26                     5,010                              5,010
          1,916                       1,916  FHLMC, 8.00%, 07/01/26                     2,074                              2,074
         19,594                      19,594  FHLMC, 7.00%, 08/01/29                    20,682                             20,682
         85,653                      85,653  FHLMC, 7.50%, 08/01/29                    91,959                             91,959
        119,644                     119,644  FHLMC, 8.00%, 07/01/30                   129,176                            129,176
        198,668                     198,668  FHLMC, 6.50%, 06/01/31                   206,603                            206,603
      2,311,018                   2,311,018  FHLMC, 5.50%, 12/01/33                 2,348,314                          2,348,314
                      108,515       108,515  FHLMC, 6.50%, 05/01/34                                    112,678           112,678
                    1,465,129     1,465,129  FHLMC, 5.50%, 08/01/34                                  1,487,893         1,487,893
                      138,000       138,000  FNMA, 5.50%, settlement                                   139,854           139,854
                                             date 6/13/05(8)
     26,804,500     1,044,000    27,848,500  FNMA, 6.00%, settlement               27,549,987        1,072,710        28,622,697
                                             date 6/13/05(8)
      5,600,000                   5,600,000  FNMA, 4.50%, settlement                5,575,500                          5,575,500
                                             date 6/16/05(8)
      4,570,000                   4,570,000  FNMA, 5.00%, settlement                4,622,838                          4,622,838
                                             date 6/16/05(8)
     11,750,000                  11,750,000  FNMA, 5.50%, settlement               12,065,781                         12,065,781
                                             date 6/16/05(8)
     11,625,000     1,169,000    12,794,000  FNMA, 5.00%, settlement               11,585,033        1,164,616        12,749,649
                                             date 7/14/05(8)
     15,456,300                  15,456,300  FNMA, 5.50%, settlement               15,639,844                         15,639,844
                                             date 7/14/05(8)
     23,775,000                  23,775,000  FNMA, 6.50%, settlement               24,673,980                         24,673,980
                                             date 7/14/05(8)
                      116,963       116,963  FNMA, 6.00%, 05/01/11                                     121,272           121,272
         95,257                      95,257  FNMA, 6.50%, 03/01/12                     99,410                             99,410
         12,769                      12,769  FNMA, 6.50%, 04/01/12                     13,326                             13,326
         82,508                      82,508  FNMA, 6.50%, 04/01/12                     86,105                             86,105
          2,485                       2,485  FNMA, 6.50%, 04/01/12                      2,593                              2,593
         77,542                      77,542  FNMA, 6.50%, 04/01/12                     80,923                             80,923
        110,509                     110,509  FNMA, 6.00%, 12/01/13                    114,636                            114,636
        332,219                     332,219  FNMA, 6.00%, 04/01/14                    344,625                            344,625
        107,876                     107,876  FNMA, 7.50%, 06/01/15                    114,388                            114,388
                       45,649        45,649  FNMA, 4.00%, 06/01/19                                      44,642            44,642
                      509,508       509,508  FNMA, 4.50%, 06/01/19                                     507,725           507,725
                       53,748        53,748  FNMA, 4.50%, 12/01/19                                      53,559            53,559
                       90,198        90,198  FNMA, 5.00%, 03/01/20                                      91,294            91,294
                       83,530        83,530  FNMA, 5.00%, 03/01/20                                      84,553            84,553
                       66,742        66,742  FNMA, 5.00%, 04/01/20                                      67,560            67,560
                       19,902        19,902  FNMA, 5.00%, 05/01/20                                      20,146            20,146
                      104,554       104,554  FNMA, 5.00%, 05/01/20                                     105,835           105,835
         13,027                      13,027  FNMA, 7.00%, 05/01/26                     13,803                             13,803
         14,865                      14,865  FNMA, 7.00%, 06/01/26                     15,751                             15,751
         23,193                      23,193  FNMA, 7.50%, 03/01/27                     24,910                             24,910
         95,114                      95,114  FNMA, 6.50%, 04/01/29                     99,079                             99,079
         81,913                      81,913  FNMA, 6.50%, 06/01/29                     85,328                             85,328
        149,209                     149,209  FNMA, 6.50%, 06/01/29                    155,429                            155,429
         58,425                      58,425  FNMA, 7.00%, 07/01/29                     61,780                             61,780
         65,425                      65,425  FNMA, 7.00%, 07/01/29                     69,226                             69,226
        217,535                     217,535  FNMA, 6.50%, 08/01/29                    226,604                            226,604
        141,355                     141,355  FNMA, 7.00%, 03/01/30                    149,426                            149,426
         42,669                      42,669  FNMA, 8.00%, 07/01/30                     46,001                             46,001
         83,883                      83,883  FNMA, 7.50%, 09/01/30                     89,835                             89,835
        537,630                     537,630  FNMA, 6.50%, 09/01/31                    559,732                            559,732
        451,740                     451,740  FNMA, 7.00%, 09/01/31                    477,166                            477,166
        233,449                     233,449  FNMA, 6.50%, 01/01/32                    243,031                            243,031
      1,727,779                   1,727,779  FNMA, 7.00%, 06/01/32                  1,824,562                          1,824,562
        904,819                     904,819  FNMA, 6.50%, 10/01/32                    941,371                            941,371
      1,789,030                   1,789,030  FNMA, 5.50%, 06/01/33                  1,816,029                          1,816,029
      5,252,681                   5,252,681  FNMA, 5.50%, 08/01/33                  5,331,950                          5,331,950
      7,152,650                   7,152,650  FNMA, 5.50%, 01/01/34                  7,260,590                          7,260,590
                      374,527       374,527  FNMA, 5.00%, 03/01/34                                     374,912           374,912
                      397,841       397,841  FNMA, 5.50%, 09/01/34                                     403,560           403,560
                      378,038       378,038  FNMA, 5.50%, 10/01/34                                     383,473           383,473
                      743,878       743,878  FNMA, 6.00%, 10/01/34                                     764,956           764,956
                    1,312,196     1,312,196  FNMA, 5.00%, 11/01/34                                   1,312,817         1,312,817
                      754,911       754,911  FNMA, 6.00%, 11/01/34                                     776,302           776,302
                      228,762       228,762  FNMA, 6.00%, 11/01/34                                     235,244           235,244
                       26,939        26,939  FNMA, 5.50%, 03/01/35                                      27,328            27,328
                      132,668       132,668  FNMA, 5.50%, 03/01/35                                     134,586           134,586
                      161,559       161,559  FNMA, 5.50%, 03/01/35                                     163,895           163,895
                       37,924        37,924  FNMA, 5.50%, 03/01/35                                      38,472            38,472
                       36,917        36,917  FNMA, 5.50%, 03/01/35                                      37,450            37,450
                      184,701       184,701  FNMA, 5.00%, 04/01/35                                     184,739           184,739
                      224,000       224,000  FNMA, 6.00%, 05/01/35                                     230,359           230,359
          7,573                       7,573  GNMA, 9.00%, 04/20/25                      8,340                              8,340
          6,705                       6,705  GNMA, 7.50%, 10/15/25                      7,215                              7,215
          7,275                       7,275  GNMA, 7.50%, 11/15/25                      7,828                              7,828
          6,889                       6,889  GNMA, 6.00%, 04/15/26                      7,142                              7,142
          4,316                       4,316  GNMA, 6.00%, 04/15/26                      4,474                              4,474
         13,370                      13,370  GNMA, 7.50%, 06/15/26                     14,374                             14,374
                       27,716        27,716  GNMA, 8.00%, 08/15/26                                      30,018            30,018
                        9,026         9,026  GNMA, 8.00%, 07/15/27                                       9,772             9,772
         58,535                      58,535  GNMA, 7.00%, 12/15/27                     62,166                             62,166
        123,582                     123,582  GNMA, 7.50%, 12/15/27                    132,774                            132,774
         41,851                      41,851  GNMA, 6.50%, 01/15/28                     43,952                             43,952
        149,398                     149,398  GNMA, 6.50%, 03/15/28                    156,896                            156,896
         69,028                      69,028  GNMA, 6.00%, 05/15/28                     71,531                             71,531
        169,854                     169,854  GNMA, 6.00%, 05/15/28                    176,015                            176,015
          4,939                       4,939  GNMA, 6.50%, 05/15/28                      5,187                              5,187
          5,019                       5,019  GNMA, 6.50%, 05/15/28                      5,271                              5,271
         14,799                      14,799  GNMA, 6.50%, 05/15/28                     15,542                             15,542
         67,832                      67,832  GNMA, 6.00%, 07/15/28                     70,292                             70,292
        104,100                     104,100  GNMA, 6.00%, 08/15/28                    107,876                            107,876
        281,492                     281,492  GNMA, 7.00%, 05/15/31                    298,457                            298,457
                      119,916       119,916  GNMA, 5.50%, 04/15/32                                     122,652           122,652
      1,446,421                   1,446,421  GNMA, 5.50%, 11/15/32                  1,479,418                          1,479,418
                                                                                  -----------      -----------       -----------
Total U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Combined Cost            149,479,548       13,887,036       163,366,584
                                                           $162,269,425)          -----------      -----------       -----------

COMMERCIAL PAPER  (5.6%)(9)
      5,500,000                   5,500,000  Alcon Capital Corp., 2.90%, 06/07/05   5,497,261                          5,497,261
                                             (Acquired 4/19/05, Cost
                                             $5,478,733)(4)
      5,500,000                   5,500,000  Alcon Capital Corp., 3.05%, 07/11/05   5,481,284                          5,481,284
                                             (Acquired 5/12/05,
                                             Cost $5,472,042)(4)
      5,500,000                   5,500,000  Allied Irish Banks N.A., 2.92%,        5,499,537                          5,499,537
                                             06/02/05 (Acquired 4/6/05,
                                             Cost $5,475,018)(4)
      5,500,000                   5,500,000  Amsterdam Funding Corp., 2.99%,        5,499,064                          5,499,064
                                             06/03/05 (Acquired 4/26/05, Cost
                                             $5,482,641)(4)
      5,500,000                   5,500,000  Cedar Springs Capital Co., 3.03%,      5,489,336                          5,489,336
                                             06/24/05 (Acquired 5/25/05, Cost
                                             $5,486,113)(4)
      5,500,000                   5,500,000  Citigroup Global Markets               5,493,147                          5,493,147
                                             Holdings Inc., 3.01%, 06/16/05
      5,500,000                   5,500,000  Countrywide Financial Corp.,           5,494,209                          5,494,209
                                             3.11%, 06/13/05
                    3,000,000     3,000,000  CXC Inc., 3.01%, 06/09/05                               2,997,993         2,997,993
                    3,000,000     3,000,000  Daimler Chrysler Auto, 3.03%,                           2,995,203         2,995,203
                                             06/20/05
      5,500,000                   5,500,000  Dexia Delaware LLC, 3.01%, 06/08/05    5,496,804                          5,496,804
      5,500,000                   5,500,000  Dexia Delaware LLC, 3.00%, 06/23/05    5,489,908                          5,489,908
      5,500,000                   5,500,000  General Electric Capital Corp.,        5,495,892                          5,495,892
                                             2.96%, 06/10/05
      5,500,000                   5,500,000  National Australia Funding, 3.00%,     5,488,032                          5,488,032
                                             06/27/05 (Acquired 5/25/05,
                                             Cost $5,484,875)(4)
                    3,000,000     3,000,000  National Rural Utility,                                 2,998,750         2,998,750
                                             3.00%, 06/06/05
      5,500,000                   5,500,000  Network Rail CP Finance plc,           5,488,032                          5,488,032
                                             3.01%, 06/27/05 (Acquired 5/27/05,
                                             Cost $5,485,744)(4)
                    3,000,000     3,000,000  Old Line Funding Corp.,                                 2,998,250         2,998,250
                                             3.00%, 06/08/05
      5,500,000                   5,500,000  Old Line Funding Corp., 3.07%,         5,483,077                          5,483,077
                                             07/07/05 (Acquired 5/27/05, Cost
                                             $5,480,770)(4)
                    3,000,000     3,000,000  Preferred Rec. Funding,                                 2,994,212         2,994,212
                                             3.02%, 06/24/05
                    3,000,000     3,000,000  Ranger Funding Co. LLC,                                 2,998,490         2,998,490
                                             3.02%, 06/07/05
      5,500,000                   5,500,000  Societe Generale North America,        5,486,619                          5,486,619
                                             3.03%, 06/30/05
      5,500,000                   5,500,000  Thunder Bay Funding Inc., 2.88%,       5,497,662                          5,497,662
                                             06/06/05 (Acquired 3/9/05,
                                             Cost $5,460,840)(4)
                    3,000,000     3,000,000  Thunder Bay Funding, Inc.,                              2,995,218         2,995,218
                                             3.02%, 06/20/05
                    1,400,000     1,400,000  UBS Finance LLC, 3.04%,                                 1,400,000         1,400,000
                                             06/01/05
                    3,000,000     3,000,000  Windmill Funding Corp.,                                 2,997,735         2,997,735
                                             3.02%, 06/10/05                      -----------      -----------       -----------
Total COMMERCIAL PAPER (Combined Cost $107,756,193)                                82,379,864       25,375,851       107,755,715
                                                                                  -----------      -----------       -----------
ASSET-BACKED SECURITIES  (4.4%)(7)
        209,020                     209,020  ABSC Net Interest Margin,                207,918                            207,918
                                             Series 2004 HE5, Class A1,
                                             5.00%, 08/27/34 (Acquired
                                             6/22/04, Cost $208,461)(4)
      3,234,592                   3,234,592  Accredited Mortgage Loan Trust,        3,237,917                          3,237,917
                                             Series 2004-4, Class A2A, VRN,
                                             3.24%, 06/27/05, resets monthly
                                             off the 1-month LIBOR plus
                                             0.15% with no caps
         19,151                      19,151  AQ Finance Net Interest Margin,           19,112                             19,112
                                             Series 2003 N11A, 7.14%, 11/25/33
                                             (Acquired 09/18/03, Cost $19,151)(4)
        143,400                     143,400  AQ Finance Net Interest Margin,          142,873                            142,873
                                             Series 2004 RN4, Class A,
                                             4.60%, 07/25/34 (Acquired 06/09/04,
                                             Cost $143,291)(4)
        161,343                     161,343  AQ Finance Net Interest Margin,          160,731                            160,731
                                             Series 2004 RN5, Class A, 5.19%,
                                             06/29/34 (Acquired 6/24/04, Cost
                                             $161,343)(4)
         54,555                      54,555  Argent Net Interest Margin,               54,571                             54,571
                                             Series 2004 WN2, Class A,
                                             4.55%, 04/25/34 (Acquired 03/04/04,
                                             Cost $54,552)(4)
        123,503                     123,503  Argent Net Interest Margin,              123,132                            123,132
                                             Series 2004 WN8, Class A,
                                             4.70%, 07/25/34 (Acquired 06/18/04,
                                             Cost $123,389)(4)
        139,033                     139,033  Argent Net Interest Margin,              138,616                            138,616
                                             Series 2004 WN9, Class A,
                                             5.19%, 10/25/34 (Acquired
                                             9/9/04, Cost $139,028)(4)
        201,124                     201,124  Argent Net Interest Margin,              200,944                            200,944
                                             Series 2004 WN10, Class
                                             A, 4.21%, 11/25/34 (Acquired
                                             10/19/04, Cost $201,124)(4)
         11,001                      11,001  Asset Backed Funding Corp. Net Interest   10,994                             10,994
                                             Margin, Series 2003-1, Class N1,
                                             6.90%, 07/26/33
        179,692                     179,692  Asset Backed Funding Corp. Net           178,805                            178,805
                                             Interest Margin, Series 2004 OPT4,
                                             Class N1, 4.45%, 05/26/34
      4,700,000                   4,700,000  Capital One Prime Auto Receivables     4,707,887                          4,707,887
                                             Trust,  Series 2004-2, Class A4,
                                             VRN, 3.15%, 06/15/05, resets
                                             monthly off the 1-month  LIBOR plus
                                             0.06% with no caps(10)
        917,705                     917,705  Centex Home Equity, Series 2004 C,       913,169                            913,169
                                             Class AF1, VRN, 2.82%, 06/01/05
      4,750,000                   4,750,000  CNH Equipment Trust, Series 2004 A,    4,755,634                          4,755,634
                                             Class A3A, VRN, 3.16%, 06/15/05,
                                             resets monthly off the 1-month
                                             LIBOR plus 0.07% with no caps(10)
      1,105,419                   1,105,419  Countrywide Asset-Backed Certificates,  1,106,469                          1,106,469
                                             Series 2004-11, Class A1, VRN, 3.28%,
                                             06/27/05, resets monthly off the
                                             1-month LIBOR plus 0.19% with no caps
        150,208                     150,208  Countrywide Asset-Backed Certificates,   149,691                            149,691
                                             Series 2004-11N, Class N, 5.25%,
                                             04/25/36, (Acquired 10/27/04,
                                             Cost $150,128)(4)
      4,670,866                   4,670,866  Countrywide Asset-Backed               4,674,695                          4,674,695
                                             Certificates, Series 2004-13, Class
                                             AV1, VRN, 3.23%, 06/27/05, resets
                                             monthly off the 1-month
                                             LIBOR plus 0.14%  with no caps(10)
        183,382                     183,382  Countrywide Asset-Backed Certificates,   182,911                            182,911
                                             Series 2004-5N, Class N1, 5.50%,
                                             10/25/35
      1,736,900                   1,736,900  Countrywide Partnership Trust,         1,738,255                          1,738,255
                                             Series 2004 EC1, Class 2A1, VRN,
                                             3.26%, 06/25/05, resets monthly
                                             off the 1-month
                                             LIBOR plus 0.17% with no caps
      1,435,697                   1,435,697  Equifirst Mortgage Loan Trust,         1,436,781                          1,436,781
                                             Series 2004-3, Class A1, VRN,
                                             3.18%, 06/27/05, resets monthly
                                             off the 1-month LIBOR plus 0.16%
                                             with no caps
        144,536                     144,536  Finance America Net Interest Margin,     143,886                            143,886
                                             Series 2004-1, Class A, 5.25%,
                                             06/27/34
      4,010,900                   4,010,900  First Franklin Mortgage Loan Asset     4,013,122                          4,013,122
                                             Backed Certificates, Series
                                             2004 FF11, Class 2A1, VRN, 3.24%,
                                             06/27/05, resets monthly off the
                                             1-month LIBOR plus 0.15%
                                             with no caps
      3,387,695                   3,387,695  First Franklin Mortgage Loan Asset     3,390,025                          3,390,025
                                             Backed Certificates, Series 2005
                                             FF4, Class 2A1, VRN, 3.17%, 06/25/05,
                                             resets monthly off the 1-month
                                             LIBOR plus 0.08% with no caps
         86,599                      86,599  First Franklin Net Interest Margin,       86,434                             86,434
                                             Series 2004 FF1, Class N1, 4.50%,
                                             09/25/05
        800,000                     800,000  Ford Credit Auto Owner Trust,            801,776                            801,776
                                             Series 2002 A, Class B, 4.79%,
                                             11/15/06
     10,425,000                  10,425,000  Ford Credit Floorplan Master Owner    10,440,001                         10,440,001
                                             Trust, Series 2004-1, Class A,
                                             VRN, 3.13%, 06/15/05, resets
                                             monthly off the 1-month
                                             LIBOR plus 0.04% with no caps(10)
        110,458                     110,458  Fremont Net Interest Margin,             110,110                           110,110
                                             Series 2004 B,  4.70%, 05/25/34
                                             (Acquired 5/20/04, Cost $110,458)(4)
      5,244,916                   5,244,916  GE Corporate Aircraft Financing LLC,   5,241,637                          5,241,637
                                             Series 2004-1A, Class A1, VRN, 3.18%,
                                             06/25/05, resets monthly
                                             off the 1-month LIBOR plus 0.09%
                                             with no caps (Acquired
                                             10/5/04, Cost $5,244,916)(4)(10)
        211,037                     211,037  GSAMP Net Interest Margin, Series 2004,  210,973                            210,973
                                             Class N1, 5.50%, 09/25/34 (Acquired
                                             9/20/04, Cost $211,131)(4)
        177,755                     177,755  Long Beach Asset Holdings Corp.,         177,136                            177,136
                                             Series 2004-5, Class C and P, 5.00%,
                                             09/25/34 (Acquired 9/15/04, Cost
                                             $178,141)(4)
        651,739                     651,739  Long Beach Asset Holdings Corp.,         651,739                            651,739
                                             Series 2005-1, Class N1, 4.12%,
                                             02/25/35 (Acquired 1/19/05,
                                             Cost $651,739)(4)
         38,507                      38,507  MASTR Net Interest Margin,                38,388                             38,388
                                             Series 2004 CI3, Class N1, 4.45%,
                                             02/26/34 (Acquired 5/18/04,
                                             Cost $38,505)(4)
         40,114                      40,114  Merrill Lynch Mortgage Investors Inc.,    40,073                             40,073
                                             Series 2003 OP1N, Class N1, 7.25%,
                                             07/25/34
          4,790                       4,790  Morgan Stanley ABS Capital I,              4,789                              4,789
                                             Series 2004 NC2N, Class X and P,
                                             6.25%, 12/25/33 (Acquired
                                             3/16/04, Cost $4,814)(4)
     10,770,753                  10,770,753  NovaStar Home Equity Loan,            10,778,733                         10,778,733
                                             Series 2004-4, Class A2A, VRN,
                                             3.28%, 06/25/05, resets monthly
                                             off the 1-month LIBOR plus
                                             0.19% with a cap of 11.00%
      4,993,732                   4,993,732  NovaStar Home Equity Loan,             4,997,587                          4,997,587
                                             Series 2005-1, Class A2A, VRN,
                                             3.21%, 06/27/05, resets monthly
                                             off the 1-month LIBOR plus
                                             0.12% with a cap of 11.00%(10)
        196,191                     196,191  NovaStar Net Interest Margin,            195,254                            195,254
                                             Series 2004 N2, Class X, O and P,
                                             4.46%, 06/26/34 (Acquired 7/20/04,
                                             Cost $196,191)(4)
      5,352,090                   5,352,090  Park Place Securities Inc.,            5,356,253                          5,356,253
                                             Series 2004 WHQ2, Class A3B, VRN,
                                             3.25%, 06/27/05, resets monthly
                                             off the 1-month LIBOR plus 0.16%
                                             with no caps
      2,259,666                   2,259,666  Residential Asset Mortgage Products     2,261,591                         2,261,591
                                             Inc., Series 2004 RS10, Class AII1,
                                             VRN, 3.26%, 06/27/05, resets monthly
                                             off the 1-month LIBOR plus 0.17%
                                             with a cap of 14.00%
        450,000                     450,000  Residential Asset Securities Corp.,      446,991                            446,991
                                             Series 2004 KS2, Class MI1,
                                             4.71%, 03/25/34
      4,175,584                   4,175,584  Residential Asset Securities Corp.,    4,178,979                          4,178,979
                                             Series 2004 KS7, Class A2B1, VRN,
                                             3.23%, 06/27/05, resets monthly
                                             off the 1-month LIBOR plus 0.14%
                                             with no caps
        149,749                     149,749  Sail Net Interest Margin Notes,          150,020                            150,020
                                             Series 2004 BNCA, Class A, 5.00%,
                                             09/27/34 (Acquired  08/05/04,
                                             Cost $149,529)(4)
        249,801                     249,801  Sail Net Interest Margin Notes,          248,763                            248,763
                                             Series 2004-8A, Class A, 5.00%,
                                             09/27/34 (Acquired 9/13/04, Cost
                                             $250,347)(4)
        187,503                     187,503  Sharps SP I LLC Net Interest Margin      187,562                            187,562
                                             Trust, Series 2004 OP1N, Class
                                             NA, 5.19%, 04/25/34 (Acquired 6/9/04,
                                             Cost $187,498)(4)
        270,266                     270,266  SLM Student Loan Trust, Series 2004-8,   270,436                            270,436
                                             Class A1, VRN, 3.15%, 07/25/05,
                                             resets quarterly off the 3-month
                                             LIBOR minus 0.01% with no caps
      5,791,373                   5,791,373  SLM Student Loan Trust, Series         5,792,978                          5,792,978
                                             2005-2, Class A1, VRN, 3.14%,
                                             07/25/05, resets quarterly off
                                             the 3-month LIBOR minus
                                             0.02% with no caps
                                                                                  -----------                        -----------
Total ASSET-BACKED SECURITIES (Combined Cost $84,307,298)                          84,356,341                         84,356,341
                                                                                  -----------                        -----------
U.S. GOVERNMENT AGENCY SECURITIES  (3.5%)
      7,000,000                   7,000,000  FHLB, 3.375%, 09/14/07(10)             6,941,907                          6,941,907
      3,780,000                   3,780,000  FHLB, 4.60%, 04/11/08(10)              3,809,042                          3,809,042
      8,700,000                   8,700,000  FHLMC, 6.625%, 09/15/09                9,607,088                          9,607,088
     13,100,000                  13,100,000  FHLMC, 7.00%, 03/15/10                14,799,109                         14,799,109
      4,300,000                   4,300,000  FHLMC, 5.625%, 03/15/11(10)            4,643,265                          4,643,265
     10,600,000                  10,600,000  FNMA, 5.25%, 04/15/07(10)             10,876,278                         10,876,278
      2,200,000                   2,200,000  FNMA, 6.625%, 10/15/07(10)             2,340,881                          2,340,881
      9,850,000                   9,850,000  FNMA, 5.75%, 02/15/08                 10,321,323                         10,321,323
      4,200,000                   4,200,000  FNMA, 6.125%, 03/15/12(10)             4,678,128                          4,678,128
                      150,000       150,000  Housing & Urban Development,                              165,164           165,164
                                             6.08%, 08/01/13                      -----------      -----------       -----------
Total U.S. GOVERNMENT AGENCY SECURITIES (Combined Cost $67,950,463)                68,017,021          165,164        68,182,185
                                                                                  -----------      -----------       -----------
U.S. TREASURY SECURITIES  (3.6%)
      2,750,000                   2,750,000  U.S. Treasury Bonds,                   3,928,312                          3,928,312
                                             8.00%, 11/15/21(10)
      9,730,000                   9,730,000  U.S. Treasury Bonds,                  11,990,707                         11,990,707
                                             6.25%, 08/15/23(10)
      4,950,000                   4,950,000  U.S. Treasury Bonds,                   6,156,567                          6,156,567
                                             6.125%, 11/15/27(10)
      1,300,000                   1,300,000  U.S. Treasury Bonds,                   1,505,461                          1,505,461
                                             5.50%, 08/15/28(10)
     10,610,000       768,000    11,378,000  U.S. Treasury Bonds,                  12,291,028          889,440        13,180,468
                                             5.375%, 02/15/31(10)
      6,578,520                   6,578,520  U.S. Treasury Inflation                6,585,717                          6,585,717
                                             Indexed Notes, 1.625%,
                                             01/15/15(10)
                    3,809,000     3,809,000  U.S. Treasury Notes,                                    3,770,019         3,770,019
                                             2.25%, 04/30/06
                    5,100,000     5,100,000  U.S. Treasury Notes,                                    5,050,591         5,050,591
                                             2.875%, 11/30/06
                      960,000       960,000  U.S. Treasury Notes,                                      953,138           953,138
                                             3.125%, 01/31/07
                      160,000       160,000  U.S. Treasury Notes,                                      160,437           160,437
                                             3.75%, 03/31/07
                      417,000       417,000  U.S. Treasury Notes,                                      417,196           417,196
                                             3.625%, 04/30/07
      1,300,000                   1,300,000  U.S. Treasury Notes,                   1,374,243                          1,374,243
                                             4.75%, 05/15/14(10)
      6,620,000                   6,620,000  U.S. Treasury Notes,                   6,747,488                          6,747,488
                                             4.25%, 08/15/14(10)
                    3,116,000     3,116,000  U.S. Treasury Notes,                                    3,108,696         3,108,696
                                             4.00%, 02/15/15(10)
      5,200,000                   5,200,000  U.S. Treasury Notes,                   5,252,005                          5,252,005
                                             4.125%, 05/15/15(10)                 -----------      -----------       -----------
Total U.S. TREASURY SECURITIES (Combined Cost $67,591,184)                         55,831,528       14,349,517        70,181,045
                                                                                  -----------      -----------       -----------
COLLATERALIZED MORTGAGE OBLIGATIONS  (2.8%)(7)
     22,922,298                  22,922,298  Bank of America Commercial Mortgage      621,790                            621,790
                                             Inc. STRIPS - COUPON, Series 2004-1,
                                             Class XP, VRN, 0.96%, 06/01/05
      1,600,000                   1,600,000  Bank of America Large Loan, Series     1,600,726                          1,600,726
                                             2005 BOCA, Class A1, VRN, 3.21%,
                                             06/15/05, resets monthly off
                                             the 1-month LIBOR plus 0.12%
                                             with no caps (Acquired
                                             3/4/05, Cost $1,600,000)(4)
      6,000,000                   6,000,000  Bank of America Mortgage Securities,   5,959,849                          5,959,849
                                             Series 2004 F, Class 2A5, VRN,
                                             4.17%, 06/01/05(10)
     29,000,000                  29,000,000  Bear Stearns Commercial Mortgage       1,183,577                          1,183,577
                                             Securities STRIPS - COUPON,
                                             Series 2004 T16, Class X2, VRN,
                                             0.97%, 06/01/05
      7,237,232                   7,237,232  Bear Stearns Commercial Mortgage       7,242,573                          7,242,573
                                             Securities, Series 2004 BA5A,
                                             Class A1, VRN, 3.22%, 06/15/05,
                                             resets monthly off the 1-month
                                             LIBOR plus 0.13% with no
                                             caps (Acquired 12/15/04,
                                             Cost $7,237,232)(4)(10)
      3,725,472                   3,725,472  Citigroup Commercial Mortgage Trust,   3,730,680                          3,730,680
                                             Series 2004 FL1, Class A1, VRN,
                                             3.22%, 06/15/05, resets monthly
                                             off the 1-month LIBOR plus 0.13%
                                             with no caps(10)
     18,765,585                  18,765,585  Commercial Mortgage Acceptance Corp.     707,875                            707,875
                                             STRIPS - COUPON, Series 1998 C2,
                                             Class X, VRN, 1.15%, 06/01/05
      2,488,612                   2,488,612  Commercial Mortgage Pass-Through       2,492,397                          2,492,397
                                             Certificates, Series 2004 HTL1,
                                             Class A1, VRN, 3.33%, 06/15/05,
                                             resets monthly off the 1-month LIBOR
                                             plus 0.24% with no caps(10)
      4,150,000                   4,150,000  Commercial Mortgage Pass-Through       4,151,917                          4,151,917
                                             Certificates, Series 2005 F10A,
                                             Class A1, VRN, 3.19%, 06/15/05,
                                             resets monthly off the 1-month LIBOR
                                             plus 0.10% with no caps (Acquired
                                             3/18/05, Cost $4,150,000)(4)(10)
                      339,000       339,000  Criimi Mae Commercial Mortgage Trust,                     374,164           374,164
                                             Series 1998 C1, Class B, 7.00%,
                                             11/02/11(4)
                    4,554,226     4,554,226  Enterprise Mortgage Acceptance Co.                        193,555           193,555
                                             LLC, Series 1998-1, Class IO, 1.38%,
                                             01/15/25(4)
      4,300,000                   4,300,000  FHLMC, Series 2937, Class KA,          4,327,632                          4,327,632
                                             4.50%, 12/15/14
        434,005                     434,005  First Union National Bank Commercial     436,719                            436,719
                                             Mortgage, Series 2001 C3,
                                             Class A1 SEQ, 5.20%, 08/15/33
      1,535,741                   1,535,741  FNMA, Series 2003-52, Class KF SEQ,    1,540,924                          1,540,924
                                             VRN, 3.49%, 06/25/05, resets
                                             monthly off the 1-month LIBOR
                                             plus 0.40% with a cap of 7.50%
      1,187,618                   1,187,618  GMAC Commercial Mortgage Securities,   1,192,440                          1,192,440
                                             Inc., Series 2002 C2, Class A1 SEQ,
                                             4.32%, 10/15/38
      4,400,000                   4,400,000  LB-UBS Commercial Mortgage Trust,      4,322,010                          4,322,010
                                             Series 2003 C5, Class A2 SEQ, 3.48%,
                                             07/15/27(10)
        442,229                     442,229  MASTR Alternative Loans Trust,           451,019                            451,019
                                             Series 2003-8, Class 4A1, 7.00%,
                                             12/25/33
                    1,492,759     1,492,759  Midland Realty Acceptance Corp.,                           33,156            33,156
                                             Series 1996 C2, Class AEC, 1.39%,
                                             01/25/29(4)
         32,323                      32,323  Nationslink Funding Corp.,                32,370                             32,370
                                             Series 1998-2, Class A1 SEQ,
                                             6.00%, 08/20/30
      2,299,430                   2,299,430  Wachovia Bank Commercial Mortgage      2,300,097                          2,300,097
                                             Trust, Series 2005 WL5A, Class A1,
                                             VRN, 3.19%, 06/15/05, resets monthly
                                             off the 1-month LIBOR plus 0.10%
                                             with no caps (Acquired 3/24/05,
                                             Cost $2,299,430)(4)(10)
      3,400,000                   3,400,000  Washington Mutual, Series 2004 AR4,    3,346,015                          3,346,015
                                             Class A6, 3.81%, 06/25/34(10)
      2,900,000                   2,900,000  Washington Mutual, Series 2004 AR9,    2,888,736                          2,888,736
                                             Class A6, 4.28%, 08/25/34(10)
      4,500,000                   4,500,000  Washington Mutual, Series 2004 AR9,    4,495,577                          4,495,577
                                             Class A7, VRN, 4.21%, 06/01/05(10)   -----------      -----------       -----------
Total COLLATERALIZED MORTGAGE OBLIGATIONS (Combined Cost $53,646,174)              53,024,923          600,875        53,625,798
                                                                                  -----------      -----------       -----------
SOVEREIGN GOVERNMENTS & AGENCIES  (1.0%)
     13,038,000                  13,038,000  German Federal Republic,              16,137,712                         16,137,712
                                             2.50%, 03/23/07
      1,430,000                   1,430,000  Republic of Italy, 4.00%, 06/16/08     1,435,137                          1,435,137
      1,200,000                   1,200,000  United Mexican States,                 1,251,000                          1,251,000
                                             5.875%, 01/15/14
        290,000                     290,000  United Mexican States,                   307,110                            307,110
                                             6.75%, 09/27/34
                      350,000       350,000  Israel Government International                           414,855           414,855
                                             Bond, 7.25%, 12/15/28
                      125,040       125,040  Overseas Private Investment Corp.,                        123,875           123,875
                                             4.10%, 11/15/14                      -----------      -----------       -----------
Total SOVEREIGN GOVERNMENTS & AGENCIES (Combined Cost $20,365,511)                 19,130,959          538,730        19,669,689
                                                                                  -----------      -----------       -----------
ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES  (0.3%)(11)
         57,000                      57,000  FICO STRIPS - COUPON,                     56,080                             56,080
                                             3.23%, 11/30/05
        100,000                     100,000  FICO STRIPS - COUPON,                     98,328                             98,328
                                             3.24%, 12/06/05
        151,000                     151,000  FICO STRIPS - COUPON,                    148,476                            148,476
                                             3.24%, 12/06/05
      5,000,000                   5,000,000  FNMA STRIPS - COUPON,                  4,910,125                          4,910,125
                                              3.24%, 12/13/05(10)
        120,000                     120,000  TVA STRIPS - COUPON,                     117,840                            117,840
                                             3.24%, 12/15/05
                      300,000       300,000  TVA STRIPS - PRINCIPAL, VRN,                              237,120           237,120
                                             0.00%, 04/15/12(5)                   -----------      -----------       -----------
Total ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES (Combined Cost $5,569,409)      5,330,849          237,120         5,567,969
                                                                                  -----------      -----------       -----------
ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS  (0.2%)(11)
                      500,000       500,000  BECC, VRN, 0.00%, 11/15/06(5)                             473,476           473,476
      3,420,000                   3,420,000  CATS, 3.66%, 05/15/06(10)              3,307,848                          3,307,848
        704,500                     704,500  TBR, 3.66%, 05/15/06                     681,717                            681,717
                                                                                  -----------      -----------       -----------
Total ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS (Combined Cost           3,989,565          473,476         4,463,041
                                                              ($4,491,474)        -----------      -----------       -----------
MUNICIPAL SECURITIES  (0.2%)

      1,150,000                   1,150,000  Illinois GO, (Taxable Pension),        1,169,849                          1,169,849
                                             5.10%, 06/01/33
                      400,000       400,000  Nashville & Davidson County                               191,708           191,708
                                             Health and Educational Facilities
                                             Board of the Metropolitan Government
                                             Rev., 4.59%, 06/01/21(11)
      2,300,000                   2,300,000  Orange County Housing Finance Auth.    2,300,000                          2,300,000
                                             Rev., Series 2002 B, (Millenia),
                                             VRDN, 3.10%, 06/01/05 (LOC:
                                             Keybank N.A.)                        -----------      -----------       -----------
Total MUNICIPAL SECURITIES (Combined Cost $3,632,314)                               3,469,849          191,708         3,661,557
                                                                                  -----------      -----------       -----------
TEMPORARY CASH INVESTMENTS  (4.4%)
                    1,400,000     1,400,000  FHLMC Discount Notes, 2.90%,                            1,396,729         1,396,729
                                             06/30/05(9)
     83,200,000                  83,200,000  Repurchase Agreement, Morgan          83,200,000                         83,200,000
                                             Stanley Group, Inc.,
                                             (collateralized by various
                                             U.S. Treasury obligations,
                                             6.25%, 8/15/23, valued at
                                             $85,560,345), in a joint trading
                                             account at 2.90%, dated 5/31/05,
                                             due 6/1/05 (Delivery value
                                             $83,206,702)(10)                     -----------      -----------       -----------
Total TEMPORARY CASH INVESTMENTS (Combined Cost $84,596,729)                       83,200,000        1,396,729        84,596,729
                                                                                  -----------      -----------       -----------

TOTAL INVESTMENT SECURITIES (Combined Cost $1,883,685,918) - (106.0%)           1,841,367,019      208,073,522     2,049,440,541
                                                                                 ------------     ------------      ------------
OTHER ASSETS AND LIABILITIES - (-0.6)%                                           (112,380,913)      (3,047,028)     (115,427,941)
                                                                                 ------------     ------------      ------------

TOTAL NET ASSETS - (100.0%)                                                    $1,728,986,106     $205,026,494    $1,934,012,600
                                                                               ==============     ============    ==============
------------

Percentages indicated are based on combined net assets of $1,934,012,600.
SEE NOTES TO FINANCIAL STATEMENTS.

FUTURES CONTRACTS*

                                            Expiration        Underlying Face    Unrealized
CONTRACTS PURCHASED                         DATE              AMOUNT AT VALUE    GAIN (LOSS)
------------------------------------------------------------------------------------------------
174 U.S. Treasury 10-Year Notes     September 2005            $19,708,219          $   97,484     Fund 1
                                                             ===================================
 50 S&P 500 Index Futures           June 2005                 $14,903,750          $ (279,759)
185 U.S. Long Bond Futures          June 2005                   1,762,031              62,852
                                                              -----------------------------------
                                                              $16,665,781          $ (216,907)    Fund 2
                                                              ===================================

                                    Expiration                Underlying Face     Unrealized
CONTRACTS SOLD                      DATE                      AMOUNT AT VALUE     GAIN (LOSS)
-------------------------------------------------------------------------------------------------
363 U.S. Treasury 2-Year Notes      September 2005            $75,401,906         $  (85,895)
185 U.S. Treasury 5-Year Notes      September 2005             20,121,641            (62,565)
                                                         ----------------------------------------
                                                              $95,523,547         $ (148,460)     Fund 1
                                                         ========================================

 36 U.S. Treasury 10-Year Notes     June 2005                $  4,062,375        $   (95,203)
 14 U.S. Treasury 10-Year Notes     September 2005              1,585,719             (6,352)
                                                         ----------------------------------------
                                                             $  5,648,094         $ (101,555)    Fund 2
                                                         ========================================

*    FUTURES  CONTRACTS  typically are based on an index or specific  securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell).  By investing its cash assets in  futures,  the fund has  increased  exposure  to certain  markets  while maintaining  easy access to cash. By selling  futures,  the fund hedges its investments against price fluctuations.

NOTES TO SCHEDULE OF INVESTMENTS

ABSC = Asset-Backed Securities Corp.

ADR = American Depositary Receipt

BECC = Book Entry Callable Corpus

BOCA = Boca Raton

CATS = Certificates of Accrual of Treasury Securities

EAFE = Europe, Australasia, and Far East

EIS = Enhanced Income Security

Equivalent = Security whose principal payments are secured by U.S. Treasurys

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FICO = Financing Corporation

FNMA = Federal National Mortgage Association

GDR = Global Depositary Receipt

GMAC = General Motors Acceptance Corporation

GNMA = Government National Mortgage Association

GO = General Obligation

GSAMP = Goldman Sachs Mortgage Pass-through

LB-UBS = Lehman Brothers Inc. - UBS AG

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

MASTR = Mortgage Asset Securitization Transactions, Inc.

MSCI = Morgan Stanley Capital International

OJSC = Open Joint Stock Company

ORD = Foreign Ordinary Share

resets = The frequency with which a security's coupon changes,  based on current market conditions or an underlying index. The more frequently a security resets, the less risk the  investor is taking  that the coupon  will vary  significantly from current market rates.

SEQ = Sequential Payer

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TBR = Treasury Bond Receipts

TOPIX = Tokyo Stock Price Index

TRACERSSM = Traded Custody  ReceiptsSM.  Rate indicated is the  weighted-average coupon of the underlying securities held.

TRAINSSM = Target  Return  Index  SecuritiesSM.  Rate  indicated is the weighted average coupon of the underlying securities held.

TVA = Tennessee Valley Authority

VRDN = Variable Rate Demand Note.  Interest reset date is indicated.  Rate shown is effective May 31, 2005.

VRN =  Variable  Rate Note.  Interest  reset  date is  indicated.  Rate shown is effective May 31, 2005.

(1)  Non-income producing.

(2)  Security,  or a portion  thereof,  is being held in connection with an open put option.

(3)  Category is less than 0.05% of total net assets.

(4)  Security was  purchased  under Rule 144A or Section 4(2) of the  Securities
     Act of 1933 or is a private  placement and, unless registered under the Act or exempted from registration,  may only be sold to qualified institutional investors. The aggregate combined value of restricted securities at May 31,
     2005 was $98,579,474, which represented 5.1% of total net assets.

(5)  Step-coupon  security.  These  securities are issued with a zero-coupon and become interest bearing at a predetermined  rate and date and are issued at a  substantial  discount  from  their  value  at  maturity.  Rate  shown is effective May 31, 2005.

(6)  Security is in default.

(7)  Final maturity indicated, unless otherwise noted.

(8)  Forward commitment.

(9)  The rate indicated is the yield to maturity at purchase.

(10) Security,  or  a  portion  thereof,  has  been  segregated  for  a  forward commitment and/or futures contract.

(11) The rate indicated is the yield to maturity at purchase.  These  securities are issued at a substantial discount from their value at maturity.

IV. PRO FORMA COMBINED  STATEMENT OF ASSETS AND  LIABILITIES AS OF SEPTEMBER 30,
2005 (UNAUDITED)

a. EQUITY INDEX

EQUITY INDEX AND INDEX 500
PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2005 (UNAUDITED)
                                                                                                   PRO FORMA
                                                                                                   COMBINED
                                            EQUITY INDEX        INDEX 500         ADJUSTMENTS      (NOTE 1)
------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------
Investment securities, at value           $ 791,437,774      $182,745,337      $         -      $974,183,111
  (Cost of $653,989,479 and
  $155,204,265 respectively)
Cash                                                  -            61,057         (61,057)(a)              -
Receivable for variation margin on               35,930            12,500                -            48,430
  futures contracts
Receivable for capital shares sold                    -            22,250                -            22,250
Dividends and interest receivable               869,167           226,765                -         1,095,932
                                          ------------------------------------------------------------------
                                            792,342,871       183,067,909         (61,057)       975,349,723
                                          ------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------
Disbursements in excess of demand             6,555,045                 -         (61,057)(a)      6,493,988
  deposit cash
Payable for investments purchased               899,596                 -                -           899,596
Payable for capital shares redeemed                   -            10,250                -            10,250
Accrued management fees                         213,369           246,933                -           460,302
Accrued administrative fees                           -            15,947                -            15,947
Payable to investment advisor                         -            16,580                -            16,580
Distribution fee payable                              -            76,907                -            76,907
                                          ------------------------------------------------------------------
                                              7,668,010           366,617         (61,057)         7,973,570
                                          ------------------------------------------------------------------
NET ASSETS                                $ 784,674,861      $182,701,292               $0      $967,376,153
                                          ==================================================================

------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------
Capital paid in                           $ 744,000,236     $ 151,943,877      $         -     $ 895,944,113
Undistributed net investment income             571,153         1,347,876                -         1,919,029
Accumulated net realized loss               (97,281,101)        1,928,165                -       (95,352,936)
  on investment transactions
Net unrealized appreciation                 137,384,573        27,481,374                -       164,865,947
 on investments
                                          ------------------------------------------------------------------
                                          $ 784,674,861     $ 182,701,292      $         -     $ 967,376,153
                                          ==================================================================

                                                                                               ACQUIRING
                                                                                NET ASSETS     FUND
                                                                                AND SHARES     PLUS
                                                                                ISSUED         ADJUSTMENTS
------------------------------------------------------------------------------------------------------------
Investor Class, $0.01 Par Value
----------------------------------------
Net Assets                                $ 152,413,811               N/A      $63,208,216     $ 215,622,027
----------------------------------------
Shares Outstanding                           31,136,685               N/A       12,912,833(b)     44,049,518
----------------------------------------
Net asset value per share                         $4.89               N/A            $4.89             $4.89
------------------------------------------------------------------------------------------------------------

SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS.

------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS, $0.01 PAR VALUE
----------------------------------------
Net Assets                                $ 632,261,050               N/A     $119,493,076     $ 751,754,126
----------------------------------------
Shares Outstanding                          129,035,102               N/A       24,386,765(b)    153,421,867
----------------------------------------
Net asset value per share                         $4.90               N/A            $4.90             $4.90
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
A CLASS, $0.01 PAR VALUE
----------------------------------------
Net Assets                                          N/A      $158,724,159     $          -     $           -
----------------------------------------
Shares Outstanding                                  N/A        10,417,626                -                 -
----------------------------------------
Net asset value per share                           N/A            $15.24     $          -     $           -
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
B CLASS, $0.01 PAR VALUE
----------------------------------------
Net Assets                                          N/A       $23,977,133     $          -     $           -
----------------------------------------
Shares Outstanding                                  N/A         1,595,903                -                 -
----------------------------------------
Net asset value per share                           N/A            $15.02     $          -     $           -
------------------------------------------------------------------------------------------------------------

(a)  Reclass of cash against disbursements in excess of demand deposit cash to reflect combined cash position.

(b)  Adjustment  to reflect the  issuance of Equity Index shares in exchange for
     Index 500 shares in connection with the proposed reorganization.

SEE NOTES TO PROFORMA FINANCIAL STATEMENTS.

b. STRATEGIC ALLOCATION: MODERATE

STRATEGIC ALLOCATION:  MODERATE AND ASSET ALLOCATION
PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2005 (UNAUDITED)
                                                    STRATEGIC                                            PRO FORMA
                                                    ALLOCATION:         ASSET                            COMBINED
                                                    MODERATE         ALLOCATION      ADJUSTMENTS         (NOTE 1)
--------------------------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------------------------
Investment securities, at value                 $ 1,841,367,019   $  208,073,522   $          -      $ 2,049,440,541
 (cost of $1,696,976,262 and
 $186,709,656, respectively)
Cash                                                  2,629,582          117,631              -            2,747,213
Foreign currency holdings, at value                   1,099,502                -                           1,099,502
 (cost of $1,105,384 and $0, respectively)
Receivable for investments sold                      20,598,253        2,471,826              -           23,070,079
Receivable for capital shares sold                      205,504          140,064              -              345,568
Receivable for variation margin on                            -                -              -                    -
  futures contracts
Dividends and interest receivable                     6,751,673        1,115,767              -            7,867,440
                                                 -------------------------------------------------------------------
                                                  1,872,651,533      211,918,810              -        2,084,570,343
                                                 -------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                   142,012,371        6,363,156              -          148,375,527
Payable for capital shares redeemed                      23,281           30,184              -               53,465
Accrued management fees                               1,380,118          116,485              -            1,496,603
Accrued expenses                                              -          203,486              -              203,486
Accrued administrative fees                                   -           16,641              -               16,641
Payable for variation margin on                          64,896           97,281              -              162,177
  futures contracts
Distribution and service fees payable                   184,761           65,083              -              249,844
Payable for directors' fees and expenses                      -                -              -                    -
                                                --------------------------------------------------------------------
                                                    143,665,427        6,892,316              -          150,557,743
                                                --------------------------------------------------------------------
NET ASSETS                                      $ 1,728,986,106    $ 205,026,494   $          -      $ 1,934,012,600
                                                ====================================================================

--------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------------------------------------------
Capital paid in                                 $ 1,556,573,750   $  177,873,952   $          -      $ 1,734,447,702
Undistributed net investment income                   6,174,951        1,296,733              -            7,471,684
Accumulated net realized gain on investment          21,955,325        4,805,561              -           26,760,886
  and foreign currency transactions
Net unrealized appreciation on investments          144,282,080       21,050,248              -          165,332,328
  and translation of assets and
  liabilities in foreign currencies
                                                --------------------------------------------------------------------
                                                $ 1,728,986,106   $  205,026,494   $          -      $ 1,934,012,600
                                                ====================================================================

                                                                                    NET ASSETS
                                                                                    AND SHARES      ACQUIRING FUND
                                                                                    ISSUED          PLUS ADJUSTMENTS
--------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS, $0.01 Par Value
------------------------------------------------
Net Assets                                      $   857,709,722                    $          -      $   857,709,722
------------------------------------------------
Shares Outstanding                                  128,181,786                               -          128,181,786
------------------------------------------------
Net asset value per share                       $          6.69                    $          -      $          6.69
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS, $0.01 PAR VALUE
------------------------------------------------
Net Assets                                      $   434,160,224   $            -   $ 96,557,614        $ 530,717,838
------------------------------------------------
Shares Outstanding                                   64,869,252                -     14,426,978(a)        79,296,230
------------------------------------------------
Net asset value per share                       $          6.69   $            -   $       6.69        $        6.69
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS, $0.01 PAR VALUE
------------------------------------------------
Net Assets                                      $   390,657,481   $            -   $          -        $ 390,657,481
------------------------------------------------
Shares Outstanding                                   58,448,066                -              -           58,448,066
------------------------------------------------
Net asset value per share                       $          6.68   $            -   $          -        $        6.68
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
A CLASS, $0.01 PAR VALUE
------------------------------------------------
Net Assets                                      $    27,556,805   $ 181,167,708    $ 86,286,270        $ 113,843,075
------------------------------------------------
Shares Outstanding                                    4,119,037      13,770,289      12,897,589(a)        17,016,626
------------------------------------------------
Net asset value per share                       $          6.69   $       13.16    $       6.69        $        6.69
--------------------------------------------------------------------------------------------------------------------
Maximum offering price (net asset value
  divided by 0.9425 for Strategic:
  Moderate and 0.9525 for Asset Allocation)     $         7.10    $       13.82    $       7.10        $        7.10
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
B CLASS, $0.01 PAR VALUE
------------------------------------------------
Net Assets                                      $    4,734,605    $  22,182,610    $ 22,182,610        $  26,917,215
------------------------------------------------
Shares Outstanding                                     708,708        1,720,687       3,320,446(a)         4,029,154
------------------------------------------------
Net asset value per share                       $         6.68    $       12.89    $       6.68        $        6.68
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
C CLASS, $0.01 PAR VALUE

------------------------------------------------
Net Assets                                      $   13,857,270    $   1,676,176    $          -        $  13,857,270
------------------------------------------------
Shares Outstanding                                   2,070,949          129,720               -            2,070,949
------------------------------------------------
Net asset value per share                       $         6.69    $       12.92    $          -        $        6.69
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
R CLASS, $0.01 PAR VALUE

------------------------------------------------
Net Assets                                      $      309,999    $           -    $          -        $     309,999
------------------------------------------------
Shares Outstanding                                      46,374                -               -               46,374
------------------------------------------------
Net asset value per share                       $         6.68    $           -    $          -        $        6.68
--------------------------------------------------------------------------------------------------------------------

(a)  Adjustment to reflect the issuance of Strategic Allocation: Moderate shares in  exchange  Asset  Allocation  shares  in  connection  with the  proposed reorganization.

SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS.

V. PRO FORMA COMBINED STATEMENT OF OPERATIONS FOR THE 12 MONTHS ENDED SEPTEMBER
30, 2005 (UNAUDITED)

a. EQUITY INDEX

EQUITY INDEX AND INDEX 500
PRO FORMA COMBINED STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 2005 (UNAUDITED)
                                                                                                   PRO FORMA
                                                EQUITY                                             COMBINED
                                                INDEX          INDEX 500         ADJUSTMENTS       (NOTE 1)
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------
INCOME:
Dividends                                    $20,741,467      $3,666,193               -        $24,407,660
Interest                                         423,431         156,972               -            580,403
                                            ---------------------------------------------------------------
                                              21,164,898       3,823,165               -         24,988,063
                                            ---------------------------------------------------------------
EXPENSES:
Management fees                                3,157,620         449,695         181,719(a)       3,789,034
Shareholder Servicing Fees                             -         449,695        (449,695)(a)              -
Distribution Fees:                                                                                        -
  Class A                                              -          52,278         (52,278)(a)              -
  Class B                                              -         192,730        (192,730)(a)              -
Transfer Agent Fees                                    -         185,662        (185,662)(a)              -
Administrative fees                                    -         179,878        (179,878)(a)              -
Professional Fees                                      -          14,744         (14,744)(a)              -
Audit Fees                                             -          16,412         (16,412)(a)              -
Registration Fees                                      -          42,505         (42,505)(a)              -
Custodian Fees                                         -          24,376         (24,376)(a)              -
Shareholder Reporting Fees                             -          11,594         (11,594)(a)              -
Directors' fees and expenses                      15,190           7,327          (7,327)(a)         15,190
Other expenses                                     5,469          21,932         (21,932)(a)          5,469
                                            ---------------------------------------------------------------
                                               3,178,279       1,648,828      (1,017,414)         3,809,693
                                            ---------------------------------------------------------------
FEE WAIVERS:
  Paid by Affiliate                                    -        (118,834)        118,834                  -
  Paid indirectly                                      -          (1,192)          1,192                  -
                                            ---------------------------------------------------------------
NET INVESTMENT INCOME                         17,986,619       2,294,363         897,388         21,178,370
                                            ---------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------
NET REALIZED GAIN LOSS ON:
Investment Transactions                       31,637,892       1,738,890               -         33,376,782
Futures Contracts                              1,365,048         622,589               -          1,987,637
                                            ---------------------------------------------------------------
                                              33,002,940       2,361,479               -         35,364,419
                                            ---------------------------------------------------------------

CHANGE IN NET UNREALIZED APPRECIATION
 (DEPRECIATION) ON:
Investments                                   56,918,509      14,484,234               -         71,402,743
Futures Contracts                                 20,439         (10,123)              -             10,316
                                            ---------------------------------------------------------------
                                              56,938,948      14,474,111               -         71,413,059
                                            ---------------------------------------------------------------
NET REALIZED AND UNREALIZIED GAIN (LOSS)      89,941,888      16,835,590               -        106,777,478
                                            ---------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                   $107,928,507     $19,129,953        $897,388       $127,955,848
                                            ===============================================================

(a)  Adjustment for expenses based on fees in combined fund.

SEE NOTES TO FINANCIAL STATEMENTS.

b. STRATEGIC ALLOCATION: MODERATE

STRATEGIC ALLOCATION:  MODERATE AND ASSET ALLOCATION
PRO FORMA COMBINED STATEMENT OF OPERATIONS
YEAR ENDED MAY 31, 2005 (UNAUDITED)
                                              STRATEGIC                                        PRO FORMA
                                              ALLOCATION:        ASSET                         COMBINED
                                              MODERATE        ALLOCATION     ADJUSTMENTS       (NOTE 1)
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------
INCOME:
Interest                                     $21,456,177      $3,909,288             -         $25,365,465
Dividend                                      19,095,471       1,488,040             -          20,583,511
                                            --------------------------------------------------------------
                                              40,551,648       5,397,328             -          45,948,976
                                            --------------------------------------------------------------

EXPENSES:
Management fees                               15,327,050       1,362,360       435,906(a)       17,125,316
Shareholder servicing fees                             -         486,557      (486,557)                  -
Shareholder reporting fees                             -          12,664       (12,664)                  -
Transfer agency fees                                   -         189,399      (189,399)                  -
Distribution & Service fees:
  Advisor Class                                1,729,228               -             -           1,729,228
  A Class                                         17,336         118,434        76,824(a)          212,594
  B Class                                         12,373         170,363        57,570(a)          240,306
  C Class                                         78,619          13,471       (13,471)(a)          78,619
  R Class                                          1,246               -                             1,246
Administrative fees                                              194,623      (194,623)(a)               -
Custodian fees                                                    85,751       (85,751)(a)               -
Registration fees                                                 40,640       (40,640)(a)               -
Audit fees                                                        20,303       (20,303)(a)               -
Professional fees                                                 14,353       (14,353)(a)               -
Directors' fees and expenses                      32,687           7,494        (7,494)(a)          32,687
Other expenses                                    25,386          21,562       (21,562)(a)          25,386
                                            --------------------------------------------------------------
                                              17,223,925       2,737,974      (516,517)         19,445,382
                                            --------------------------------------------------------------
Less waived fees:
  Paid by affiliate                                    -          (9,544)        9,544                   -
  Paid indirectly                                      -          (2,033)        2,033                   -
                                            --------------------------------------------------------------
NET INVESTMENT INCOME                         23,327,723       2,670,931       504,940          26,503,594
                                            --------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------------------------------
NET REALIZED GAIN LOSS ON:
Investment transactions                       70,158,117       5,024,508             -          75,182,625
Futures contracts                                282,082       1,540,665             -           1,822,747
Foreign currency transactions                   (298,280)         32,197             -            (266,083)
                                            --------------------------------------------------------------
                                              70,141,919       6,597,370             -          76,739,289
                                            --------------------------------------------------------------

CHANGE IN NET UNREALIZED APPRECIATION
 (DEPRECIATION) ON:
Investments                                   36,019,844     (15,528,068)            -          20,491,776
Futures contracts                                (50,976)       (115,501)            -            (166,477)
Translation of assets and liabilities             10,565          (3,290)            -               7,275
 in foreign currencies
                                            --------------------------------------------------------------
                                              35,979,433     (15,646,859)            -          20,332,574
                                            --------------------------------------------------------------
NET REALIZED AND UNREALIZIED GAIN (LOSS)     106,121,352      (9,049,489)            -          97,071,863
                                            --------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                   $129,449,075     ($6,378,558)     $504,940        $123,575,457
                                            ==============================================================

(a)  Adjustment for expenses based on fees in combined fund.

VI.  NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS* (UNAUDITED)

*The accompanying  notes  are an  integral  part  of  the  Pro  Forma  financial statements.

a. EQUITY INDEX

EQUITY INDEX AND INDEX 500
NOTES TO PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2005

1.   BASIS  OF  COMBINATION-The   unaudited  Pro  Forma  Combining  Schedule  of
     Investments,  Pro Forma  Combining  Statement of Assets and Liabilities and
     Pro Forma  Combining  Statement of  Operations  reflect the accounts of the
     Equity  Index Fund  ("Equity  Index")  issued by American  Century  Capital
     Portfolios, Inc. and the Index 500 Stock Fund ("Index 500") issued by Mason
     Street Funds,  Inc. at and for the year ended  September 30, 2005.  The Pro
     Forma Combining  Schedule of Investments and Pro Forma Combining  Statement
     of Assets and Liabilities  assume the combination was consummated after the close of business September 30, 2005. The Pro Forma Combining  Statement of
     Operations  assumes the combination was consummated at the beginning of the fiscal year ended September 30, 2005.

     The pro forma financial  statements give effect to the proposed transfer of the assets and stated liabilities of the non-surviving  fund, Index 500, in exchange for shares of the surviving  fund, for purposes of maintaining the financial statements and performance,  Equity Index.  Financial information for Equity Index as of September 30, 2005, has been adjusted to reflect the plan of  reorganization  effective  at the close of  business  on March 31,
     2006, for Equity Index and Index 500.  Equity Index will acquire all of the assets of Index 500 in exchange  for shares of equal value of Equity  Index and the assumption of all  liabilities of Index 500. In accordance with the terms outlined in the strategic agreement, certain eligible shareholders in the Index 500 A Class  will be  converted  to  institutional  class  shares following the Reorganization. The Pro Forma Statement of Operations assumes this  conversion  occurred  at the  beginning  of  the  fiscal  year  ended
     September 30, 2005.

     In accordance with accounting  principles  generally accepted in the United
     States of America,  the historical  cost of investment  securities  will be carried  forward to the surviving  fund and the results of  operations  for pre-combination  periods for the surviving  fund will not be adjusted.  The pro forma  financial  statements do not reflect the expenses of either fund
     in  carrying  out  its   obligation   under  the   Agreement  and  Plan  of
     Reorganization.  Under  the  terms  of  the  Plan  of  Reorganization,  the combination of the funds will be treated as a tax-free business combination and  accordingly  will be  accounted  for by a  method  of  accounting  for tax-free mergers of investment companies.

     The Pro Forma Combining  Schedule of  Investments,  Statement of Assets and
     Liabilities and Statement of Operations  should be read in conjunction with the historical  financial  statements of the funds included or incorporated by reference in the Statement of Additional Information.

2.   SECURITY VALUATION-Equity Index: Securities traded primarily on a principal securities  exchange are valued at the last reported sales price, or at the mean of the  latest  bid and  asked  prices  where no last  sales  price is available.  Depending on local convention or regulation,  securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price,  or the official  close price.  Discount notes may be valued through a commercial  pricing  service or at amortized  cost,  which approximates  fair value. If the funds determine that the market price of a portfolio security is not readily available,  or that the valuation methods mentioned above do not reflect the security's fair value,  such security is valued at its fair value as determined by, or in accordance with procedures adopted  by,  the Board of  Directors  or its  designee  if such fair value determination would materially impact a fund's net asset value.

     Index 500:  Stocks  listed on a  national  or foreign  stock  exchange  are generally  valued  at the last  sale  price on the  exchange  on which  the security is principally  traded.  Stocks listed on the NASDAQ Stock Market,
     Inc.  ("NASDAQ")  for which a NASDAQ  Official  Closing  Price  ("NOCP") is available  are  valued  at the  NOCP.  If  there  has  been no sale on such exchange  or on  NASDAQ,  the  security  is valued at the final bid  price.
     Stocks  that are not listed on a national  or foreign  stock  exchange  are generally valued at the last sale price or closing bid price if no sale has occurred.  Securities for which market quotations are not readily available are valued at fair value determined by procedures  approved by the Board of
     Directors.  The fair value procedure is used if a significant event that is likely to have affected the value of the  securities  takes place after the time of the most recent  market  quotations  or the market  quotations  for other  reasons do not  reflect  information  material to the value of those securities.

     Generally,  money market investments with maturities  exceeding 60 days are valued by marking  to market on the basis of an average of the most  recent bid prices or yields.  Generally,  money market investments with maturities of 60 days or less are valued on an amortized cost basis or, if the current market value differs  substantially  from the amortized cost, by marking to market.

3.   CAPITAL SHARES-The Pro Forma net asset value per share assumes the issuance of shares of the  surviving  fund that would have been issued at  September
     30, 2005, in  connection  with the proposed  reorganization.  The number of shares  assumed  to be issued is equal to the net asset  value of shares of the non-surviving  fund, as of September 30, 2005, divided by the net asset value per share of the shares of the  surviving  fund as of  September  30,
     2005.  The Pro Forma total  number of shares  outstanding  for the combined fund consists of the following at September 30, 2005:

 ----------------   ----------------   -----------------   ------------------
                        TOTAL             SHARES OF
                      PRO FORMA         SURVIVING FUND     ADDITIONAL SHARES
  COMBINED FUND-      OUTSTANDING         PRIOR TO         ASSUMED ISSUED IN
  EQUITY INDEX          SHARES           COMBINATION         REORGANIZATION
------------------  ----------------   -----------------   -----------------
   Investor             44,049,518        31,136,685          12,912,833
------------------  ----------------   -----------------   -----------------
   Institutional       153,421,867       129,035,102          24,386,765
------------------  ----------------   -----------------   -----------------
   Total Fund          197,471,385       160,171,787          37,299,598
------------------  ----------------   -----------------   -----------------

b. STRATEGIC ALLOCATION: MODERATE

STRATEGIC ALLOCATION:  MODERATE AND ASSET ALLOCATION
NOTES TO PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)
MAY 31, 2005

1.   BASIS  OF  COMBINATION-The   unaudited  Pro  Forma  Combining  Schedule  of
     Investments,  Pro Forma  Combining  Statement of Assets and Liabilities and
     Pro Forma  Combining  Statement of  Operations  reflect the accounts of the
     American   Century   Strategic   Allocation:   Moderate  Fund   ("Strategic
     Allocation:   Moderate")   issued  by  American  Century   Strategic  Asset
     Allocations,  Inc.  and the Mason  Street  Asset  Allocation  Fund  ("Asset
     Allocation")  issued by Mason Street Funds,  Inc. at and for the year ended
     May 31, 2005. The Pro Forma Combining Schedule of Investments and Pro Forma
     Combining  Statement of Assets and  Liabilities  assume the combination was consummated  after the close of  business  on May 31,  2005.  The Pro Forma
     Combining  Statement of Operations  assumes the combination was consummated at the beginning of the fiscal year ended May 31, 2005.

     The pro forma financial  statements give effect to the proposed transfer of the  assets  and  stated  liabilities  of  the  non-surviving  fund,  Asset
     Allocation,  in exchange for shares of the surviving  fund, for purposes of maintaining the financial statements and performance, Strategic Allocation:
     Moderate.  Financial information for Strategic  Allocation:  Moderate as of
     May 31, 2005,  has been adjusted to reflect the plan of  reorganization  at the close of business on March 31, 2006, for Strategic Allocation: Moderate
     and Asset Allocation.  Strategic  Allocation:  Moderate will acquire all of the assets of Asset  Allocation  in  exchange  for shares of equal value of
     Strategic  Allocation:  Moderate and the  assumption of all  liabilities of
     Asset  Allocation.  In accordance  with the terms outlined in the strategic agreement,  certain  eligible  shareholders in the Asset Allocation A Class
     will  be   converted  to   institutional   class   shares   following   the
     Reorganization.  The Pro Forma  combining  Statement of Operations  assumes this conversion  occurred at the beginning of the fiscal year ended May 31,
     2005.

     In accordance with accounting  principles  generally accepted in the United
     States of America,  the historical  cost of investment  securities  will be carried  forward to the surviving  fund and the results of  operations  for pre-combination  periods for the surviving  fund will not be adjusted.  The pro forma  financial  statements do not reflect the expenses of either fund
     in  carrying  out  its   obligation   under  the   Agreement  and  Plan  of
     Reorganization.  Under  the  terms  of  the  Plan  of  Reorganization,  the combination of the funds will be treated as a tax-free business combination and  accordingly  will be  accounted  for by a  method  of  accounting  for tax-free mergers of investment companies.

     The Pro Forma Combining  Schedule of  Investments,  Statement of Assets and
     Liabilities and Statement of Operations  should be read in conjunction with the historical  financial  statements of the funds included or incorporated by reference in the Statement of Additional Information.

2.   SECURITY   VALUATION-Strategic   Allocation:   Moderate  securities  traded
     primarily  on a  principal  securities  exchange  are  valued  at the  last reported  sales  price,  or at the mean of the latest bid and asked  prices where no last sales price is  available.  Depending on local  convention or regulation,  securities traded  over-the-counter  are valued at the mean of the latest bid and asked  prices,  the last sales  price,  or the  official close price. Debt securities not traded on a principal  securities exchange are valued through a commercial  pricing service or at the mean of the most recent  bid and  asked  prices.  Discount  notes  may be  valued  through a commercial  pricing service or at amortized cost, which  approximates  fair value. If the funds determine that the market price of a portfolio security is not readily available,  or that the valuation methods mentioned above do not reflect the security's fair value,  such security is valued at its fair value as determined by, or in accordance  with  procedures  adopted by, the
     Board of Directors or its designee if such fair value  determination  would materially impact a fund's net asset value.

     Asset  Allocation:  Bonds are valued on the basis of prices  furnished by a service which determines prices for normal institutional-size trading units of bonds.  Stocks  listed on a  national  or  foreign  stock  exchange  are generally  valued  at the last  sale  price on the  exchange  on which  the security is principally  traded.  Stocks listed on the NASDAQ Stock Market,
     Inc.  ("NASDAQ")  for which a NASDAQ  Official  Closing  Price  ("NOCP") is available  are  valued  at the  NOCP.  If  there  has  been no sale on such exchange  or on  NASDAQ,  the  security  is valued at the final bid  price.
     Stocks  that are not listed on a national  or foreign  stock  exchange  are generally valued at the last sale price or closing bid price if no sale has occurred.  Securities for which market quotations are not readily available are valued at fair value determined by procedures  approved by the Board of
     Directors.  The fair value procedure is used if a significant event that is likely to have affected the value of the  securities  takes place after the time of the most recent  market  quotations  or the market  quotations  for other  reasons do not  reflect  information  material to the value of those securities.

     Generally,  money market investments with maturities  exceeding 60 days are valued by marking  to market on the basis of an average of the most  recent bid prices or yields.  Generally,  money market investments with maturities of 60 days or less are valued on an amortized cost basis or, if the current market value differs  substantially  from the amortized cost, by marking to market.

3.   CAPITAL SHARES-The Pro Forma net asset value per share assumes the issuance of shares of the  surviving  fund that  would  have been  issued at May 31,
     2005, in connection with the proposed reorganization.  The number of shares assumed  to be  issued  is equal to the net  asset  value of  shares of the non-surviving  fund, as of May 31, 2005, divided by the net asset value per share of the shares of the surviving fund as of May 31, 2005. The Pro Forma total number of shares  outstanding  for the combined  fund consists of the following at May 31, 2005:

--------------------- ----------------   -----------------   ------------------
                             TOTAL             SHARES OF
   COMBINED FUND:         PRO FORMA         SURVIVING FUND     ADDITIONAL SHARES
STRATEGIC ALLOCATION:     OUTSTANDING         PRIOR TO         ASSUMED ISSUED IN
      MODERATE             SHARES            COMBINATION         REORGANIZATION
---------------------    -------------     --------------    -----------------
   Investor                128,181,786        128,181,786                 0
---------------------    -------------     --------------    -----------------
   Institutional            79,296,230         64,869,252        14,426,978
---------------------    -------------     --------------    -----------------
   Advisor                  58,448,066         58,448,066                 0
---------------------    -------------     --------------    -----------------
   A                        17,016,626          4,119,037        12,897,589
---------------------    -------------     --------------    -----------------
   B                         4,029,154            708,708         3,320,446
---------------------    -------------     --------------    -----------------
   C                         2,070,949          2,070,949                 0
---------------------    -------------     --------------    -----------------
   R                            46,374             46,374                 0
---------------------    -------------     --------------    -----------------
   Total Fund              289,089,185        258,444,172        30,645,013
---------------------    -------------     --------------    -----------------

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.

PART C    OTHER INFORMATION

Item 15.  Indemnification

     The  Registrant  is a Maryland  Corporation.  Section 2-418 of the Maryland
General Corporation Law allows a Maryland corporation to indemnify its officers, directors, employees and agents to the extent provided in such statute.

     Article VIII of the Registrant's  Articles of  Incorporation,  requires the indemnification  of the  Registrant's  directors  and  officers  to  the  extent permitted  by  Section  2-418  of the  Maryland  General  Corporation  Law,  the
Investment Company Act of 1940 and all other applicable laws.

     The Registrant has purchased an insurance  policy insuring its officers and directors  against  certain  liabilities  which such  officers and directors may incur  while  acting  in such  capacities  and  providing  reimbursement  to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of  indemnification  against such  liabilities,  subject in either case to clauses respecting deductibility and participation.

Item 16.  Exhibits

     (1) (a) Articles of  Incorporation  of Twentieth  Century  Strategic  Asset
Allocations,  Inc., dated March 31, 1994 (filed  electronically as Exhibit 1a to
Pre-Effective Amendment No. 3 to the Registration Statement of the Registrant on
December 1, 1995, File No. 33-79482, and incorporated herein by reference).

          (b)  Articles  of  Amendment  of  Twentieth  Century  Strategic  Asset
Allocations,  Inc., dated November 28, 1995 (filed  electronically as Exhibit 1b to Pre-Effective Amendment No. 3 to the Registration Statement of the Registrant
on December 1, 1995, File No. 33-79482, and incorporated herein by reference).

          (c)  Articles  Supplementary  of  Twentieth  Century  Strategic  Asset
Allocations,  Inc., dated December 26, 1995 (filed  electronically as Exhibit 1c to Pre-Effective Amendment No. 4 to the Registration Statement of the Registrant
on February 5, 1996, File No. 33-79482, and incorporated herein by reference).

          (d)  Articles  of  Amendment  of  Twentieth  Century  Strategic  Asset
Allocations, Inc., dated January 29, 1996 (filed electronically as Exhibit 1d to
Pre-Effective Amendment No. 4 to the Registration Statement of the Registrant on
February 5, 1996, File No. 33-79482, and incorporated herein by reference).

          (e)  Articles  Supplementary  of  Twentieth  Century  Strategic  Asset
Allocations, Inc., dated January 29, 1996 (filed electronically as Exhibit 1e to
Pre-Effective Amendment No. 4 to the Registration Statement of the Registrant on
February 5, 1996, File No. 33-79482, and incorporated herein by reference).

          (f)  Articles  Supplementary  of  Twentieth  Century  Strategic  Asset
Allocations,  Inc., dated September 9, 1996 (filed  electronically as an Exhibit to  Post-Effective  Amendment  No.  4  to  the  Registration  Statement  of  the
Registrant on January 5, 1999, File No.  33-79482,  and  incorporated  herein by reference).

          (g)  Articles  of  Amendment  of  Twentieth  Century  Strategic  Asset
Allocations, Inc., dated December 2, 1996 (filed electronically as Exhibit 1f to
Post-Effective  Amendment No. 2 to the Registration  Statement of the Registrant
on March 26, 1997, File No. 33-79482, and incorporated herein by reference).

          (h)  Articles   Supplementary  of  American  Century  Strategic  Asset
Allocations, Inc., dated December 2, 1996 (filed electronically as Exhibit 1g to
Post-Effective  Amendment No. 2 to the Registration  Statement of the Registrant
on March 26, 1997, File No. 33-79482, and incorporated herein by reference).

          (i)  Articles   Supplementary  of  American  Century  Strategic  Asset
Allocations,  Inc., dated February 16, 1999 (filed  electronically as an Exhibit to  Post-Effective  Amendment  No.  6  to  the  Registration  Statement  of  the
Registrant on March 30, 1999,  File No.  33-79482,  and  incorporated  herein by reference).

          (j)  Articles   Supplementary  of  American  Century  Strategic  Asset
Allocations,  Inc., dated August 2, 1999, (filed electronically as an Exhibit to
Post-Effective  Amendment No. 7 to the Registration  Statement of the Registrant
on March 31, 2000, File No. 33-79482, and incorporated herein by reference).

          (k)  Articles   Supplementary  of  American  Century  Strategic  Asset
Allocations,  Inc., dated May 22, 2000 (filed  electronically  as Exhibit a11 to
Post-Effective Amendment No. 10 to the Registration Statement of the Registrant,
on June 30, 2000, File No. 33-79482, and incorporated herein by reference).

          (l)  Articles   Supplementary  of  American  Century  Strategic  Asset
Allocations,  Inc.,  dated May 5, 2001 (filed  electronically  as Exhibit a12 to
Post-Effective  Amendment No. 13 to the Registration Statement of the Registrant
on April 20, 2001, File No. 33-79482, and incorporated herein by reference).

          (m)  Articles   Supplementary  of  American  Century  Strategic  Asset
Allocations, Inc., dated August 14, 2003 (filed electronically as Exhibit a13 to
Post-Effective  Amendment No. 17 to the Registration Statement of the Registrant
on August 28, 2003, File No. 33-79482, and incorporated herein by reference).

          (n)  Articles   Supplementary  of  American  Century  Strategic  Asset
Allocations, Inc., dated February 24, 2004, (filed electronically as Exhibit a13 to  Post-Effective  Amendment  No.  18 to  the  Registration  Statement  of  the
Registrant on March 29, 2004,  File No.  33-79482,  and  incorporated  herein by reference).

          (o)  Articles   Supplementary  of  American  Century  Strategic  Asset
Allocations,  Inc., dated July 20, 2004 (filed  electronically as Exhibit a15 to
Post-Effective  Amendment No. 19 to the Registration Statement of the Registrant
on July 30, 2004, File No. 33-79482, and incorporated herein by reference).

          (p)  Articles   Supplementary  of  American  Century  Strategic  Asset
Allocations, Inc., dated August 18, 2004 (filed electronically as Exhibit a16 to
Post-Effective  Amendment No. 20 to the Registration Statement of the Registrant
on September 29, 2004, File No. 33-79482, and incorporated herein by reference).

          (q)  Articles   Supplementary  of  American  Century  Strategic  Asset
Allocations,  Inc., dated January 13, 2005 (filed  electronically as Exhibit a17 to  Post-Effective  Amendment  No.  21 to  the  Registration  Statement  of  the
Registrant on January 28, 2005, File No. 33-79482,  and  incorporated  herein by reference).

          (r)  Articles   Supplementary  of  American  Century  Strategic  Asset
Allocations, Inc., dated December 13, 2005, are included herein.

     (2)  Amended  and  Restated  By-laws,   dated  September  21,  2004  (filed
electronically  as  Exhibit  b  to  Post-Effective   Amendment  No.  21  to  the
Registration Statement of the Registrant on January 28, 2005, File No. 33-79482,
and incorporated herein by reference).

     (3) Not applicable.

     (4) Agreement  and Plan of  Reorganization  with Mason Street Funds,  Inc., dated December 14, 2005, is included herein.

     (5) Registrant hereby incorporates by reference,  as though set forth fully herein,  Article  Fifth,  Article  Seventh,  Article Eighth and Article Ninth of
Registrant's Articles of Incorporation,  appearing as Exhibit (1)(a) herein; and
Sections  3, 4, 5, 7, 8, 9, 10,  11,  22,  25,  30,  31,  33,  39,  45 and 46 of
Registrant's Amended and Restated By-Laws, appearing herein is as Exhibit 2.

     (6) (a) Amended and Restated  Management  Agreement  with American  Century
Investment Management, Inc., dated July 29, 2005, is included herein.

          (b) Investment  Subadvisory Agreement with American Century Investment
Management, Inc. and American Century Global Investment Management,  Inc., dated
January 1, 2005 (filed electronically as Exhibit d2 to Post-Effective  Amendment
No. 22 to the  Registration  Statement of the Registrant on March 30, 2005, File
No. 33-79482, and incorporated herein by reference).

     (7) (a) Amended and Restated  Distribution  Agreement with American Century
Investment  Services,  Inc., dated September 29, 2005 (filed  electronically  as
Exhibit e to  Post-Effective  Amendment No. 41 to the Registration  Statement of
American Century Quantitative Equity Funds, Inc. on September 29, 2005, File No.
33-19589, and incorporated herein by reference).

          (b) Amended and Restated Distribution  Agreement with American Century
Investment Services, Inc. (to be filed by amendment).

     (8) Not applicable.

     (9) (a) Master  Agreement with Commerce Bank, N. A., dated January 22, 1997
(filed  electronically as Exhibit b8e to Post-Effective  Amendment No. 76 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 28,
1997, File No. 2-14213, and incorporated herein by reference).

          (b) Global Custody  Agreement  with The Chase  Manhattan  Bank,  dated
August 9, 1996 (filed  electronically as Exhibit b8 to Post-Effective  Amendment
No. 31 to the Registration Statement of American Century Government Income Trust
on February 7, 1997, File No. 2-99222, and incorporated herein by reference).

          (c) Amendment to the Global Custody Agreement with The Chase Manhattan
Bank,   dated  December  9,  2000  (filed   electronically   as  Exhibit  g2  to
Pre-Effective  Amendment No. 2 to the Registration Statement of American Century
Variable  Portfolios  II,  Inc.  on  January 9, 2001,  File No.  333-46922,  and
incorporated herein by reference).

          (d) Amendment No. 2 to the Global Custody  Agreement  between American
Century  Investments and the JPMorgan Chase Bank, dated as of May 1, 2004 (filed electronically  as  Exhibit  g4  to  Post-Effective  Amendment  No.  35  to  the
Registration  Statement of American Century  Quantitative  Equity Funds, Inc. on
April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (e) Chase Manhattan Bank Custody Fee Schedule,  dated October 19, 2000
(filed  electronically as Exhibit g5 to  Post-Effective  Amendment No. 35 to the
Registration  Statement of American Century  Quantitative  Equity Funds, Inc. on
April 29, 2004, File No. 33-19589, and incorporated herein by reference).

     (10) (a) Master Distribution and Shareholder Services Plan (Advisor Class),
dated September 3, 1996 (filed  electronically as Exhibit b15a to Post-Effective
Amendment  No. 9 to the  Registration  Statement  of  American  Century  Capital
Portfolios,  Inc. on February  17, 1998,  File No.  33-64872,  and  incorporated herein by reference).

          (b)  Amendment  No.  1 to  the  Master  Distribution  and  Shareholder
Services  Plan (Advisor  Class),  dated June 13, 1997 (filed  electronically  as
Exhibit b15b to Post-Effective Amendment No. 77 to the Registration Statement of
American  Century Mutual Funds,  Inc. on July 17, 1997,  File No.  2-14213,  and
incorporated herein by reference).

          (c)  Amendment  No.  2 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated September 30, 1997 (filed electronically as
Exhibit b15c to  Post-Effective  Amendment No. 78 to the Registration  Statement
American Century Mutual Funds, Inc. on February 26, 1998, File No. 2-14213,  and
incorporated herein by reference).

          (d)  Amendment  No.  3 to  the  Master  Distribution  and  Shareholder
Services  Plan (Advisor  Class),  dated June 30, 1998 (filed  electronically  as
Exhibit b15e to Post-Effective Amendment No. 11 to the Registration Statement of
American Century Capital  Portfolios,  Inc. on June 26, 1998, File No. 33-64872,
and incorporated herein by reference).

          (e)  Amendment  No.  4 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated November 13, 1998 (filed  electronically as
Exhibit b15e to Post-Effective Amendment No. 12 to the Registration Statement of
American  Century  World  Mutual  Funds,  Inc. on November  13,  1998,  File No.
33-39242, and incorporated herein by reference).

          (f)  Amendment  No.  5 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated February 16, 1999 (filed  electronically as
Exhibit m6 to  Post-Effective  Amendment  No. 83 to the  Registration  Statement
American Century Mutual Funds, Inc. on February 26, 1999, File No. 2-14213,  and
incorporated herein by reference).

          (g)  Amendment  No.  6 to  the  Master  Distribution  and  Shareholder
Services  Plan (Advisor  Class),  dated July 30, 1999 (filed  electronically  as
Exhibit m7 to Post-Effective  Amendment No. 16 to the Registration  Statement of
American Century Capital  Portfolios,  Inc. on July 29, 1999, File No. 33-64872,
and incorporated herein by reference).

          (h)  Amendment  No.  7 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated November 19, 1999 (filed  electronically as
Exhibit m8 to  Post-Effective  Amendment  No. 87 to the  Registration  Statement
American Century Mutual Funds, Inc. on November 29, 1999, File No. 2-14213,  and
incorporated herein by reference).

          (i)  Amendment  No.  8 to  the  Master  Distribution  and  Shareholder
Services  Plan  (Advisor  Class),  dated June 1, 2000 (filed  electronically  as
Exhibit m9 to Post-Effective  Amendment No. 19 to the Registration  Statement of
American  Century World Mutual Funds,  Inc. on May 24, 2000, File No.  33-39242,
and incorporated herein by reference).

          (j)  Amendment  No.  9 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor  Class),  dated April 30, 2001 (filed  electronically  as
Exhibit m10 to Post-Effective  Amendment No. 24 to the Registration Statement of
American Century World Mutual Funds,  Inc. on April 19, 2001, File No. 33-39242,
and incorporated herein by reference).

          (k)  Amendment  No.  10 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class),  dated December 3, 2001 (filed  electronically as
Exhibit m11 to Post-Effective  Amendment No. 94 to the Registration Statement of
American Century Mutual Funds, Inc. on December 13, 2001, File No. 2-14213,  and
incorporated herein by reference).

          (l)  Amendment  No.  11 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated September 3, 2002 (filed  electronically as
Exhibit m12 to Post-Effective  Amendment No. 26 to the Registration Statement of
American Century World Mutual Funds, Inc. on October 1, 2002, File No. 33-39242,
and incorporated herein by reference).

          (m)  Amendment  No.  12 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor  Class),  dated August 1, 2004 (filed  electronically  as
Exhibit m13 to Post-Effective  Amendment No. 32 to the Registration Statement of
American Century Capital Portfolios,  Inc., on July 29, 2004, File No. 33-64872,
and incorporated herein by reference).

          (n) Master  Distribution and Individual  Shareholder  Services Plan (C
Class),   dated  March  1,  2001  (filed   electronically   as  Exhibit  m11  to
Post-Effective  Amendment  No.  24 to the  Registration  Statement  of  American
Century  World Mutual  Funds,  Inc. on April 19, 2001,  File No.  33-39242,  and
incorporated herein by reference).

          (o)  Amendment  No.  1  to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated April 30, 2001 (filed  electronically as Exhibit m12 to Post-Effective  Amendment No. 24 to the Registration Statement
of  American  Century  World  Mutual  Funds,  Inc. on April 19,  2001,  File No.
33-39242, and incorporated herein by reference).

          (p)  Amendment  No.  2  to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   September  3,  2002  (filed
electronically  as  Exhibit  m15  to  Post-Effective  Amendment  No.  27 to  the
Registration  Statement of American Century World Mutual Funds,  Inc. on October
10, 2002, File No. 33-39242, and incorporated herein by reference).

          (q)  Amendment  No.  3  to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   February  27,  2004  (filed
electronically  as  Exhibit  m16  to  Post-Effective  Amendment  No.  104 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 26,
2004, File No. 2-14213, and incorporated herein by reference).

          (r)  Amendment  No.  4  to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (C  Class),   dated   September  30,  2004  (filed
electronically  as  Exhibit  m18  to  Post-Effective  Amendment  No.  20 to  the
Registration Statement of American Century Strategic Asset Allocations, Inc., on
September 29, 2004, File No. 33-79482, and incorporated herein by reference).

          (s)  Amendment  No.  5  to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   November  17,  2004  (filed
electronically  as  Exhibit  m19  to  Post-Effective  Amendment  No.  106 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (t)  Amendment  No.  6  to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class) (to be filed by amendment).

          (u) Master  Distribution and Individual  Shareholder  Services Plan (A
Class),  dated  September  3,  2002  (filed  electronically  as  Exhibit  m6  to
Post-Effective  Amendment  No.  34 to the  Registration  Statement  of  American
Century  California  Tax-Free and Municipal  Funds on October 1, 2002,  File No.
2-82734, and incorporated herein by reference).

          (v)  Amendment  No.  1  to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (A  Class)   dated   February   27,  2004  (filed
electronically  as  Exhibit  m18  to  Post-Effective  Amendment  No.  104 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 26,
2004, File No. 2-14213, and incorporated herein by reference).

          (w)  Amendment  No.  2  to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (A  Class),   dated   September  30,  2004  (filed
electronically  as  Exhibit  m22  to  Post-Effective  Amendment  No.  106 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (x)  Amendment  No.  3  to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (A  Class),   dated   November  17,  2004  (filed
electronically  as  Exhibit  m23  to  Post-Effective  Amendment  No.  106 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (y)  Amendment  No.  4  to  the  Master  Distribution  and  Individual
Shareholder Services Plan (A Class), dated May 1, 2005 (filed  electronically as
Exhibit m13 to Post-Effective  Amendment No. 44 to the Registration Statement of
American  Century  Municipal  Trust  on May 13,  2005,  File  No.  2-91229,  and
incorporated herein by reference).

          (z)  Amendment  No.  5  to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (A  Class),   dated   September  29,  2005  (filed
electronically  as  Exhibit  m25  to  Post-Effective  Amendment  No.  38 to  the
Registration  Statement of American Century World Mutual Funds, Inc. on November
30, 2005, File No. 33-39242, and incorporated herein by reference).

          (aa)  Amendment  No.  6 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (A Class) (to be filed by amendment).

          (bb) Master Distribution and Individual  Shareholder  Services Plan (B
Class),  dated  September  3,  2002  (filed  electronically  as  Exhibit  m7  to
Post-Effective  Amendment  No.  34 to the  Registration  Statement  of  American
Century  California  Tax-Free and Municipal  Funds on October 1, 2002,  File No.
2-82734, and incorporated herein by reference).

          (cc)  Amendment  No.  1 to the  Master  Distribution  and  Shareholder
Services  Plan (B Class),  dated  February  27,  2004 (filed  electronically  as
Exhibit m20 to Post-Effective Amendment No. 104 to the Registration Statement of
American Century Mutual Funds, Inc. on February 26, 2004, File No. 2-14213,  and
incorporated herein by reference).

          (dd)  Amendment  No.  2 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (B  Class),   dated   September  30,  2004  (filed
electronically  as  Exhibit  m26  to  Post-Effective  Amendment  No.  106 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (ee)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (B  Class),   dated   November  17,  2004  (filed
electronically  as  Exhibit  m27  to  Post-Effective  Amendment  No.  106 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (ff)  Amendment  No.  4 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (B Class), dated May 1, 2005 (filed  electronically as
Exhibit m18 to Post-Effective  Amendment No. 44 to the Registration Statement of
American  Century  Municipal  Trust  on May 13,  2005,  File  No.  2-91229,  and
incorporated herein by reference).

          (gg)  Amendment  No.  5 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (B  Class),   dated   September  29,  2005  (filed
electronically  as  Exhibit  m31  to  Post-Effective  Amendment  No.  38 to  the
Registration  Statement of American Century World Mutual Funds, Inc. on November
30, 2005, File No. 33-39242, and incorporated herein by reference).

          (hh)  Amendment  No.  6 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (B Class) (to be filed by amendment).

          (ii) Master Distribution and Individual  Shareholder  Services Plan (R
Class),  dated  August  29,  2003  (filed   electronically  as  Exhibit  m16  to
Post-Effective  Amendment No. 17 to the Registration Statement of the Registrant
on August 28, 2003, File No. 33-79482, and incorporated herein by reference).

          (jj)  Amendment  No.  1 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (R Class), dated May 1, 2004 (filed  electronically as
Exhibit m15 to Post-Effective  Amendment No. 35 to the Registration Statement of
American Century  Quantitative  Equity Funds,  Inc., on April 29, 2004, File No.
33-19589, and incorporated herein by reference).

          (kk)  Amendment  No.  2 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (R  Class),   dated   February  24,  2005  (filed
electronically  as  Exhibit  m30  to  Post-Effective  Amendment  No.  22 of  the
Registrant on March 30, 2005,  File No.  33-79482,  and  incorporated  herein by reference).

          (ll)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (R Class),  dated July 29, 2005 (filed  electronically as Exhibit m33 to Post-Effective Amendment No. 111 to the Registration Statement
of American Century Mutual Funds,  Inc. on July 28, 2005, File No. 2-14213,  and
incorporated herein by reference).

          (mm)  Amendment  No.  4 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (R  Class),   dated   September  29,  2005  (filed
electronically  as  Exhibit  m22  to  Post-Effective  Amendment  No.  41 to  the
Registration  Statement of American Century  Quantitative  Equity Funds, Inc. on
September 29, 2005, File No. 33-19589, and incorporated herein by reference).

          (nn)  Amendment  No.  5 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (R Class) (to be filed by amendment).

          (oo) Amended and Restated Multiple Class Plan, dated September 3, 2002
(filed  electronically  as Exhibit n to  Post-Effective  Amendment No. 35 to the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  17,  2002,  File No.  2-82734,  and  incorporated  herein by reference).

          (pp) Amendment No. 1 to the Amended and Restated  Multiple Class Plan,
dated December 31, 2002 (filed  electronically  as Exhibit n2 to  Post-Effective
Amendment No. 39 to the  Registration  Statement of American  Century  Municipal
Trust on  December  23,  2002,  File No.  2-91229,  and  incorporated  herein by reference).

          (qq) Amendment No. 2 to the Amended and Restated  Multiple Class Plan,
dated  August 29, 2003  (filed  electronically  as Exhibit n3 to  Post-Effective
Amendment No. 17 to the  Registration  Statement of the Registrant on August 28,
2003, File No. 33-79482, and incorporated herein by reference).

          (rr) Amendment No. 3 to the Amended and Restated  Multiple Class Plan,
dated  as  of  February  27,  2004  (filed   electronically  as  Exhibit  n4  to
Post-Effective  Amendment  No. 104 to the  Registration  Statement  of  American
Century  Mutual  Funds,  Inc.  on  February  26,  2004,  File No.  2-14213,  and
incorporated herein by reference).

          (ss) Amendment No. 4 to the Amended and Restated  Multiple Class Plan,
dated  May  1,  2004  (filed  electronically  as  Exhibit  n5 to  Post-Effective
Amendment No. 35 to the Registration  Statement of American Century Quantitative
Equity  Funds,  Inc., on April 29, 2004,  File No.  33-19589,  and  incorporated herein by reference).

          (tt) Amendment No. 5 to the Amended and Restated  Multiple Class Plan,
dated  August 1, 2004  (filed  electronically  as Exhibit  n6 to  Post-Effective
Amendment No. 24 to the Registration  Statement of American  Century  Investment
Trust,  on July  29,  2004,  File  No.  33-65170,  and  incorporated  herein  by reference).

          (uu) Amendment No. 6 to the Amended and Restated  Multiple Class Plan,
dated September 30, 2004 (filed  electronically  as Exhibit n7 to Post-Effective
Amendment No. 20 to the  Registration  Statement of American  Century  Strategic
Asset  Allocations,  Inc.,  on  September  29,  2004,  File  No.  33-79482,  and
incorporated herein by reference).

          (vv) Amendment No. 7 to the Amended and Restated  Multiple Class Plan,
dated November 17, 2004 (filed  electronically  as Exhibit n8 to  Post-Effective
Amendment  No. 106 to the  Registration  Statement  of American  Century  Mutual
Funds, Inc. on November 29, 2004, File No. 2-14213,  and incorporated  herein by reference).

          (ww) Amendment No. 8 to the Amended and Restated  Multiple Class Plan,
dated February 24, 2005 (filed  electronically  as Exhibit n9 to  Post-Effective
Amendment No. 22 of the  Registrant on March 30, 2005,  File No.  33-79482,  and
incorporated herein by reference).

          (xx) Amendment No. 9 to the Amended and Restated  Multiple Class Plan,
dated July 29,  2005  (filed  electronically  as Exhibit  n10 to  Post-Effective
Amendment  No. 111 to the  Registration  Statement  of American  Century  Mutual
Funds,  Inc. on July 28, 2005,  File No.  2-14213,  and  incorporated  herein by reference).

          (yy) Amendment No. 10 to the Amended and Restated Multiple Class Plan,
dated September 29, 2005 (filed  electronically as Exhibit n11 to Post-Effective
Amendment No. 41 to the Registration  Statement of American Century Quantitative
Equity Funds,  Inc. on September 29, 2005, File No.  33-19589,  and incorporated herein by reference).

          (zz) Amendment No. 11 to the Amended and Restated  Multiple Class Plan
(to be filed by amendment).

     (11) Opinion and Consent of Counsel,  dated  December 22, 2005, is included herein.

     (12) Form of Opinion  and  Consent of  Counsel  as to the tax  matters  and consequences to shareholders, is included herein.

     (13) (a) Transfer Agency Agreement with Twentieth Century  Services,  Inc., dated  February  1, 1996  (filed  electronically  as Exhibit 9 to  Pre-Effective
Amendment No. 4 to the  Registration  Statement of the Registrant on February 5,
1996, File No. 33-79482, and incorporated herein by reference).

          (b) Credit  Agreement  with  JPMorgan  Chase Bank,  as  Administrative
Agent,  dated  December  17,  2003  (filed   electronically  as  Exhibit  h9  to
Post-Effective  Amendment  No.  39 to the  Registration  Statement  of  American
Century  Target  Maturities  Trust on January 30, 2004,  File No.  2-94608,  and
incorporated herein by reference).

          (c) Termination,  Replacement and Restatement  Agreement with JPMorgan
Chase Bank N.A., as Administrative  Agent,  dated December 14, 2005, is included herein.

          (d) Customer  Identification Program Reliance Agreement,  dated August
26, 2004 (filed  electronically as Exhibit h2 to Post-Effective  Amendment No. 1
to the Registration  Statement of American Century Asset Allocation  Portfolios,
Inc. on September  1, 2004,  File No.  333-116351,  and  incorporated  herein by reference).

     (14)(a) Consent of Deloitte & Touche LLP, independent registered public accounting firm, dated December 21, 2005, is included herein.

          (b)  Consent of  PricewaterhouseCoopers  LLP,  independent  registered public accounting firm, dated December 22, 2005, is included heren.

     (15) Not applicable.

     (16) (a) Power of Attorney, dated December 13, 2005(filed electronically as
Exhibit j2 to Post-Effective  Amendment No. 39 to the Registration  Statement of
American  Century  World  Mutual  Funds,  Inc. on December  14,  2005,  File No.
33-39242, and incorporated herein by reference).

          (b)   Secretary's   Certificate,   dated   December   13,   2005(filed
electronically  as  Exhibit  j3  to  Post-Effective  Amendment  No.  39  to  the
Registration  Statement of American Century World Mutual Funds, Inc. on December
14, 2005, File No. 33-39242, and incorporated herein by reference).

     (17) Form of proxy is included herein.

Item 17.  Undertakings

Not applicable.

                                   SIGNATURES

     As required by the  Securities Act of 1933, as amended,  this  Registration
Statement  has been  signed on behalf of the  Registrant,  in the City of Kansas
City, State of Missouri on the 22nd day of December, 2005.

                             AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
                             (Registrant)

                             By: /*/ William M. Lyons
                                 -------------------------------------------
                                 President and Principal Executive Officer

     As required by the Securities Act of 1933, this Registration  Statement has been  signed  by the  following  persons  in  the  capacities  and on the  dates indicated.

SIGNATURE                          TITLE                            DATE
---------                          -----                            ----

*William M. Lyons             President and                   December 22, 2005
----------------------        Principal Executive Officer
William M. Lyons

*Maryanne Roepke              Senior Vice President,          December 22, 2005
----------------------        Treasurer and Chief
Maryanne Roepke               Accounting Officer

*James E. Stowers, Jr.        Co-Vice Chairman of the         December 22, 2005
----------------------        Board and Director
James E. Stowers, Jr.

*James E. Stowers III         Co-Vice Chairman of the         December 22, 2005
----------------------        Board and Director
James E. Stowers III

*Thomas A. Brown              Director                        December 22, 2005
----------------------
Thomas A. Brown

*Andrea C. Hall, Ph.D.        Director                        December 22, 2005
----------------------
Andrea C. Hall, Ph.D.

*D. D. (Del) Hock             Director                        December 22, 2005
----------------------
D. D. (Del) Hock

*Donald H. Pratt              Chairman of the                 December 22, 2005
----------------------        Board and Director
Donald H. Pratt

*Gale E. Sayers               Director                        December 22, 2005
----------------------
Gale E. Sayers

*M. Jeannine Strandjord       Director                        December 22, 2005
----------------------
M. Jeannine Strandjord

*Timothy S. Webster           Director                        December 22, 2005
----------------------
Timothy S. Webster

*By:  /s/ Brian L. Brogan
      ------------------------------------------
      Brian L. Brogan
      Attorney-in-Fact
      (pursuant to a Power of Attorney
      dated December 13, 2005)